UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05201

Thornburg Investment Trust

(Exact name of registrant as specified in charter)

c/o Thornburg Investment Management, Inc.

2300 North Ridgetop Road, Santa Fe, New Mexico 87506

(Address of principal executive offices) (Zip code)

Garrett Thornburg, 2300 North Ridgetop Road, Santa Fe, New Mexico 87506

(Name and address of agent for service)

Registrant’s telephone number, including area code: 505-984-0200

Date of fiscal year end: September 30, 2026

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders

(a)	The following are the reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Thornburg Global Opportunities Fund Tailored Shareholder Report

Thornburg Global Opportunities Fund CLASS: A TICKER: THOAX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Global Opportunities Fund Class A Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares outperformed the MSCI All Country World Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.Stock selection was a positive contributor to performance relative to the Index, consistent with the Fund’s bottom-up investment approach. Sector and geographic allocations also contributed positively to relative performance, while cash and currency effects detracted from performance relative to the Index.During the period, stock selection within the information technology and communication services sectors and U.S. securities contributed positively to performance relative to the Index. Weaker stock selection within consumer discretionary and energy sectors detracted from performance relative to the Index. In Japan, both an underweight positioning and adverse selection of securities detracted from performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgo/THOAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68.00	1.30%

Thornburg Global Opportunities Fund Tailored Shareholder Report	3/31/26 TH6297

Annual Performance	1 Year	5 Year	10 Year
Global Opportunities Fund Class A (with sales charge)	29.26%	11.69%	11.51%
Global Opportunities Fund Class A (without sales charge)	35.36%	12.73%	12.03%
MSCI All Country World Net Total Return USD Index	20.01%	9.49%	11.33%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$1,732.2M
Number of Holdings	41
Portfolio Turnover	9.36%
Total Advisory Fee	$6.6M

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	1.8
Mid Cap ($2.5-12 B)	11.2
Large Cap (>$12 B)	87.0
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Global Opportunities Fund Tailored Shareholder Report

Thornburg Global Opportunities Fund CLASS: C TICKER: THOCX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Global Opportunities Fund Class C Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C shares outperformed the MSCI All Country World Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.Stock selection was a positive contributor to performance relative to the Index, consistent with the Fund’s bottom-up investment approach. Sector and geographic allocations also contributed positively to relative performance, while cash and currency effects detracted from performance relative to the Index.During the period, stock selection within the information technology and communication services sectors and U.S. securities contributed positively to performance relative to the Index. Weaker stock selection within consumer discretionary and energy sectors detracted from performance relative to the Index. In Japan, both an underweight positioning and adverse selection of securities detracted from performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgo/THOCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$111.00	2.13%

Thornburg Global Opportunities Fund Tailored Shareholder Report	3/31/26 TH6298

Annual Performance	1 Year	5 Year	10 Year
Global Opportunities Fund Class C (with sales charge)	33.26%	11.82%	11.16%
Global Opportunities Fund Class C (without sales charge)	34.26%	11.82%	11.16%
MSCI All Country World Net Total Return USD Index	20.01%	9.49%	11.33%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$1,732.2M
Number of Holdings	41
Portfolio Turnover	9.36%
Total Advisory Fee	$6.6M

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	1.8
Mid Cap ($2.5-12 B)	11.2
Large Cap (>$12 B)	87.0
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Global Opportunities Fund Tailored Shareholder Report

Thornburg Global Opportunities Fund CLASS: I TICKER: THOIX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Global Opportunities Fund Class I Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares outperformed the MSCI All Country World Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.Stock selection was a positive contributor to performance relative to the Index, consistent with the Fund’s bottom-up investment approach. Sector and geographic allocations also contributed positively to relative performance, while cash and currency effects detracted from performance relative to the Index.During the period, stock selection within the information technology and communication services sectors and U.S. securities contributed positively to performance relative to the Index. Weaker stock selection within consumer discretionary and energy sectors detracted from performance relative to the Index. In Japan, both an underweight positioning and adverse selection of securities detracted from performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgo/THOIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52.00	0.99%

Thornburg Global Opportunities Fund Tailored Shareholder Report	3/31/26 TH6299

Annual Performance	1 Year	5 Year	10 Year
Global Opportunities Fund Class I	35.75%	13.07%	12.37%
MSCI All Country World Net Total Return USD Index	20.01%	9.49%	11.33%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$1,732.2M
Number of Holdings	41
Portfolio Turnover	9.36%
Total Advisory Fee	$6.6M

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	1.8
Mid Cap ($2.5-12 B)	11.2
Large Cap (>$12 B)	87.0
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Global Opportunities Fund Tailored Shareholder Report

Thornburg Global Opportunities Fund CLASS: R3 TICKER: THORX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Global Opportunities Fund Class R3 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R3 shares outperformed the MSCI All Country World Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.Stock selection was a positive contributor to performance relative to the Index, consistent with the Fund’s bottom-up investment approach. Sector and geographic allocations also contributed positively to relative performance, while cash and currency effects detracted from performance relative to the Index.During the period, stock selection within the information technology and communication services sectors and U.S. securities contributed positively to performance relative to the Index. Weaker stock selection within consumer discretionary and energy sectors detracted from performance relative to the Index. In Japan, both an underweight positioning and adverse selection of securities detracted from performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgo/THORX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$78.00	1.50%

Thornburg Global Opportunities Fund Tailored Shareholder Report	3/31/26 TH6300

Annual Performance	1 Year	5 Year	10 Year
Global Opportunities Fund Class R3	35.13%	12.53%	11.82%
MSCI All Country World Net Total Return USD Index	20.01%	9.49%	11.33%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$1,732.2M
Number of Holdings	41
Portfolio Turnover	9.36%
Total Advisory Fee	$6.6M

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	1.8
Mid Cap ($2.5-12 B)	11.2
Large Cap (>$12 B)	87.0
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Global Opportunities Fund Tailored Shareholder Report

Thornburg Global Opportunities Fund CLASS: R4 TICKER: THOVX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Global Opportunities Fund Class R4 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R4 shares outperformed the MSCI All Country World Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.Stock selection was a positive contributor to performance relative to the Index, consistent with the Fund’s bottom-up investment approach. Sector and geographic allocations also contributed positively to relative performance, while cash and currency effects detracted from performance relative to the Index.During the period, stock selection within the information technology and communication services sectors and U.S. securities contributed positively to performance relative to the Index. Weaker stock selection within consumer discretionary and energy sectors detracted from performance relative to the Index. In Japan, both an underweight positioning and adverse selection of securities detracted from performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgo/THOVX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$70.00	1.34%

Thornburg Global Opportunities Fund Tailored Shareholder Report	3/31/26 TH6301

Annual Performance	1 Year	5 Year	10 Year
Global Opportunities Fund Class R4	35.24%	12.62%	11.92%
MSCI All Country World Net Total Return USD Index	20.01%	9.49%	11.33%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$1,732.2M
Number of Holdings	41
Portfolio Turnover	9.36%
Total Advisory Fee	$6.6M

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	1.8
Mid Cap ($2.5-12 B)	11.2
Large Cap (>$12 B)	87.0
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Global Opportunities Fund Tailored Shareholder Report

Thornburg Global Opportunities Fund CLASS: R5 TICKER: THOFX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Global Opportunities Fund Class R5 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R5 shares outperformed the MSCI All Country World Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.Stock selection was a positive contributor to performance relative to the Index, consistent with the Fund’s bottom-up investment approach. Sector and geographic allocations also contributed positively to relative performance, while cash and currency effects detracted from performance relative to the Index.During the period, stock selection within the information technology and communication services sectors and U.S. securities contributed positively to performance relative to the Index. Weaker stock selection within consumer discretionary and energy sectors detracted from performance relative to the Index. In Japan, both an underweight positioning and adverse selection of securities detracted from performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgo/THOFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$52.00	0.99%

Thornburg Global Opportunities Fund Tailored Shareholder Report	3/31/26 TH6302

Annual Performance	1 Year	5 Year	10 Year
Global Opportunities Fund Class R5	35.78%	13.07%	12.37%
MSCI All Country World Net Total Return USD Index	20.01%	9.49%	11.33%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$1,732.2M
Number of Holdings	41
Portfolio Turnover	9.36%
Total Advisory Fee	$6.6M

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	1.8
Mid Cap ($2.5-12 B)	11.2
Large Cap (>$12 B)	87.0
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Global Opportunities Fund Tailored Shareholder Report

Thornburg Global Opportunities Fund CLASS: R6 TICKER: THOGX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Global Opportunities Fund Class R6 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R6 shares outperformed the MSCI All Country World Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.Stock selection was a positive contributor to performance relative to the Index, consistent with the Fund’s bottom-up investment approach. Sector and geographic allocations also contributed positively to relative performance, while cash and currency effects detracted from performance relative to the Index.During the period, stock selection within the information technology and communication services sectors and U.S. securities contributed positively to performance relative to the Index. Weaker stock selection within consumer discretionary and energy sectors detracted from performance relative to the Index. In Japan, both an underweight positioning and adverse selection of securities detracted from performance relative to the Index.

How did the Fund perform since inception?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgo/THOGX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$45.00	0.86%

Thornburg Global Opportunities Fund Tailored Shareholder Report	3/31/26 TH6303

Annual Performance	1 Year	5 Year
Global Opportunities Fund Class R6	35.96%	13.23%
MSCI All Country World Net Total Return USD Index	20.01%	9.49%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$1,732.2M
Number of Holdings	41
Portfolio Turnover	9.36%
Total Advisory Fee	$6.6M

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	1.8
Mid Cap ($2.5-12 B)	11.2
Large Cap (>$12 B)	87.0
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg International Equity Fund Tailored Shareholder Report

Thornburg International Equity Fund CLASS: A TICKER: TGVAX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg International Equity Fund Class A Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares outperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.During the period, non-U.S. equity securities posted strong returns, outperforming their U.S. counterparts.Stock selection was the primary contributor to the Fund’s outperformance relative to the Index, consistent with the Fund’s bottom-up investment approach.Within utilities and communication services sectors, stock selection contributed positively to performance relative to the Index. Additionally, stock selection within the Eurozone and the United Kingdom, as well as a zero-weight positioning to India, contributed positively to performance relative to the Index, while stock selection within the materials sector detracted from performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fiv/TGVAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59.00	1.15%

Thornburg International Equity Fund Tailored Shareholder Report	3/31/26 TH6284

Annual Performance	1 Year	5 Year	10 Year
International Equity Fund Class A (with sales charge)	19.87%	7.69%	9.21%
International Equity Fund Class A (without sales charge)	25.50%	8.69%	9.71%
MSCI All Country World ex USA Net Total Return USD Index	24.91%	7.02%	8.38%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$5,119.2M
Number of Holdings	49
Portfolio Turnover	9.92%
Total Advisory Fee	$16.3M

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	2.6
Large Cap (>$12 B)	97.4
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg International Equity Fund Tailored Shareholder Report

Thornburg International Equity Fund CLASS: C TICKER: THGCX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg International Equity Fund Class C Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C shares outperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.During the period, non-U.S. equity securities posted strong returns, outperforming their U.S. counterparts.Stock selection was the primary contributor to the Fund’s outperformance relative to the Index, consistent with the Fund’s bottom-up investment approach.Within utilities and communication services sectors, stock selection contributed positively to performance relative to the Index. Additionally, stock selection within the Eurozone and the United Kingdom, as well as a zero-weight positioning to India, contributed positively to performance relative to the Index, while stock selection within the materials sector detracted from performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fiv/THGCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$101.00	1.95%

Thornburg International Equity Fund Tailored Shareholder Report	3/31/26 TH6285

Annual Performance	1 Year	5 Year	10 Year
International Equity Fund Class C (with sales charge)	23.45%	7.81%	8.87%
International Equity Fund Class C (without sales charge)	24.45%	7.81%	8.87%
MSCI All Country World ex USA Net Total Return USD Index	24.91%	7.02%	8.38%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$5,119.2M
Number of Holdings	49
Portfolio Turnover	9.92%
Total Advisory Fee	$16.3M

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	2.6
Large Cap (>$12 B)	97.4
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg International Equity Fund Tailored Shareholder Report

Thornburg International Equity Fund CLASS: I TICKER: TGVIX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg International Equity Fund Class I Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares outperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.During the period, non-U.S. equity securities posted strong returns, outperforming their U.S. counterparts.Stock selection was the primary contributor to the Fund’s outperformance relative to the Index, consistent with the Fund’s bottom-up investment approach.Within utilities and communication services sectors, stock selection contributed positively to performance relative to the Index. Additionally, stock selection within the Eurozone and the United Kingdom, as well as a zero-weight positioning to India, contributed positively to performance relative to the Index, while stock selection within the materials sector detracted from performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fiv/TGVIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46.00	0.89%

Thornburg International Equity Fund Tailored Shareholder Report	3/31/26 TH6286

Annual Performance	1 Year	5 Year	10 Year
International Equity Fund Class I	25.86%	9.02%	10.06%
MSCI All Country World ex USA Net Total Return USD Index	24.91%	7.02%	8.38%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$5,119.2M
Number of Holdings	49
Portfolio Turnover	9.92%
Total Advisory Fee	$16.3M

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	2.6
Large Cap (>$12 B)	97.4
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg International Equity Fund Tailored Shareholder Report

Thornburg International Equity Fund CLASS: R3 TICKER: TGVRX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg International Equity Fund Class R3 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R3 shares outperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.During the period, non-U.S. equity securities posted strong returns, outperforming their U.S. counterparts.Stock selection was the primary contributor to the Fund’s outperformance relative to the Index, consistent with the Fund’s bottom-up investment approach.Within utilities and communication services sectors, stock selection contributed positively to performance relative to the Index. Additionally, stock selection within the Eurozone and the United Kingdom, as well as a zero-weight positioning to India, contributed positively to performance relative to the Index, while stock selection within the materials sector detracted from performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fiv/TGVRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$71.00	1.37%

Thornburg International Equity Fund Tailored Shareholder Report	3/31/26 TH6287

Annual Performance	1 Year	5 Year	10 Year
International Equity Fund Class R3	25.21%	8.48%	9.51%
MSCI All Country World ex USA Net Total Return USD Index	24.91%	7.02%	8.38%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$5,119.2M
Number of Holdings	49
Portfolio Turnover	9.92%
Total Advisory Fee	$16.3M

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	2.6
Large Cap (>$12 B)	97.4
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg International Equity Fund Tailored Shareholder Report

Thornburg International Equity Fund CLASS: R4 TICKER: THVRX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg International Equity Fund Class R4 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R4 shares outperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.During the period, non-U.S. equity securities posted strong returns, outperforming their U.S. counterparts.Stock selection was the primary contributor to the Fund’s outperformance relative to the Index, consistent with the Fund’s bottom-up investment approach.Within utilities and communication services sectors, stock selection contributed positively to performance relative to the Index. Additionally, stock selection within the Eurozone and the United Kingdom, as well as a zero-weight positioning to India, contributed positively to performance relative to the Index, while stock selection within the materials sector detracted from performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fiv/THVRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$60.00	1.16%

Thornburg International Equity Fund Tailored Shareholder Report	3/31/26 TH6288

Annual Performance	1 Year	5 Year	10 Year
International Equity Fund Class R4	25.48%	8.71%	9.73%
MSCI All Country World ex USA Net Total Return USD Index	24.91%	7.02%	8.38%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$5,119.2M
Number of Holdings	49
Portfolio Turnover	9.92%
Total Advisory Fee	$16.3M

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	2.6
Large Cap (>$12 B)	97.4
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg International Equity Fund Tailored Shareholder Report

Thornburg International Equity Fund CLASS: R5 TICKER: TIVRX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg International Equity Fund Class R5 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R5 shares outperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.During the period, non-U.S. equity securities posted strong returns, outperforming their U.S. counterparts.Stock selection was the primary contributor to the Fund’s outperformance relative to the Index, consistent with the Fund’s bottom-up investment approach.Within utilities and communication services sectors, stock selection contributed positively to performance relative to the Index. Additionally, stock selection within the Eurozone and the United Kingdom, as well as a zero-weight positioning to India, contributed positively to performance relative to the Index, while stock selection within the materials sector detracted from performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fiv/TIVRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$47.00	0.90%

Thornburg International Equity Fund Tailored Shareholder Report	3/31/26 TH6289

Annual Performance	1 Year	5 Year	10 Year
International Equity Fund Class R5	25.80%	8.99%	10.02%
MSCI All Country World ex USA Net Total Return USD Index	24.91%	7.02%	8.38%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$5,119.2M
Number of Holdings	49
Portfolio Turnover	9.92%
Total Advisory Fee	$16.3M

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	2.6
Large Cap (>$12 B)	97.4
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg International Equity Fund Tailored Shareholder Report

Thornburg International Equity Fund CLASS: R6 TICKER: TGIRX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg International Equity Fund Class R6 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R6 shares outperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.During the period, non-U.S. equity securities posted strong returns, outperforming their U.S. counterparts.Stock selection was the primary contributor to the Fund’s outperformance relative to the Index, consistent with the Fund’s bottom-up investment approach.Within utilities and communication services sectors, stock selection contributed positively to performance relative to the Index. Additionally, stock selection within the Eurozone and the United Kingdom, as well as a zero-weight positioning to India, contributed positively to performance relative to the Index, while stock selection within the materials sector detracted from performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fiv/TGIRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$37.00	0.71%

Thornburg International Equity Fund Tailored Shareholder Report	3/31/26 TH6290

Annual Performance	1 Year	5 Year	10 Year
International Equity Fund Class R6	26.04%	9.21%	10.24%
MSCI All Country World ex USA Net Total Return USD Index	24.91%	7.02%	8.38%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$5,119.2M
Number of Holdings	49
Portfolio Turnover	9.92%
Total Advisory Fee	$16.3M

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	2.6
Large Cap (>$12 B)	97.4
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Better World International Fund Tailored Shareholder Report

Thornburg Better World International Fund CLASS: A TICKER: TBWAX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Better World International Fund Class A Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares underperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.During the period, non-U.S. equity securities posted strong returns, outperforming their U.S. counterparts.The Fund’s stock selection within the health care sector and an overweight positioning to the utilities sector contributed positively to performance relative to the Index. The primary detractors to performance relative to the Index were stock selection within consumer discretionary and information technology sectors, as well as an underweight positioning to the energy sector.From a geographic perspective, strong stock selection within the Eurozone and an underweight positioning to India contributed positively to performance relative to the Index, while selection effects for securities within emerging Asia detracted from performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fbwi/TBWAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$70.00	1.39%

Thornburg Better World International Fund Tailored Shareholder Report	3/31/26 TH6316

Annual Performance	1 Year	5 Year	10 Year
Better World International Fund Class A (with sales charge)	9.23%	4.10%	8.73%
Better World International Fund Class A (without sales charge)	14.40%	5.07%	9.23%
MSCI All Country World ex USA Net Total Return USD Index	24.91%	7.02%	8.38%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$469.1M
Number of Holdings	50
Portfolio Turnover	34.41%
Total Advisory Fee	$2.1M

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	7.1
Large Cap (>$12 B)	92.9
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Better World International Fund Tailored Shareholder Report

Thornburg Better World International Fund CLASS: C TICKER: TBWCX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Better World International Fund Class C Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C shares underperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.During the period, non-U.S. equity securities posted strong returns, outperforming their U.S. counterparts.The Fund’s stock selection within the health care sector and an overweight positioning to the utilities sector contributed positively to performance relative to the Index. The primary detractors to performance relative to the Index were stock selection within consumer discretionary and information technology sectors, as well as an underweight positioning to the energy sector.From a geographic perspective, strong stock selection within the Eurozone and an underweight positioning to India contributed positively to performance relative to the Index, while selection effects for securities within emerging Asia detracted from performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fbwi/TBWCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$105.00	2.11%

Thornburg Better World International Fund Tailored Shareholder Report	3/31/26 TH6317

Annual Performance	1 Year	5 Year	10 Year
Better World International Fund Class C (with sales charge)	12.55%	4.28%	8.52%
Better World International Fund Class C (without sales charge)	13.55%	4.28%	8.52%
MSCI All Country World ex USA Net Total Return USD Index	24.91%	7.02%	8.38%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$469.1M
Number of Holdings	50
Portfolio Turnover	34.41%
Total Advisory Fee	$2.1M

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	7.1
Large Cap (>$12 B)	92.9
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Better World International Fund Tailored Shareholder Report

Thornburg Better World International Fund CLASS: I TICKER: TBWIX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Better World International Fund Class I Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares underperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.During the period, non-U.S. equity securities posted strong returns, outperforming their U.S. counterparts.The Fund’s stock selection within the health care sector and an overweight positioning to the utilities sector contributed positively to performance relative to the Index. The primary detractors to performance relative to the Index were stock selection within consumer discretionary and information technology sectors, as well as an underweight positioning to the energy sector.From a geographic perspective, strong stock selection within the Eurozone and an underweight positioning to India contributed positively to performance relative to the Index, while selection effects for securities within emerging Asia detracted from performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fbwi/TBWIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45.00	0.90%

Thornburg Better World International Fund Tailored Shareholder Report	3/31/26 TH6318

Annual Performance	1 Year	5 Year	10 Year
Better World International Fund Class I	14.94%	5.62%	9.92%
MSCI All Country World ex USA Net Total Return USD Index	24.91%	7.02%	8.38%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$469.1M
Number of Holdings	50
Portfolio Turnover	34.41%
Total Advisory Fee	$2.1M

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	7.1
Large Cap (>$12 B)	92.9
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg International Growth Fund Tailored Shareholder Report

Thornburg International Growth Fund CLASS: A TICKER: TIGAX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg International Growth Fund Class A Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares underperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.During the period, non-U.S. equity securities posted strong returns, outperforming their U.S. counterparts.The Fund’s underperformance relative to the Index during the period was primarily attributable to stock selection, while negative allocation effects by sector and geography further detracted from performance relative to the Index. These effects offset positive currency impacts, which partially mitigated the Fund’s relative underperformance.During the period, overweight positionings to health care and information technology sectors contributed positively to performance relative to the Index, with favorable stock selection in the former and mildly adverse selection effects in the latter. Stock selection within consumer discretionary and communication services sectors detracted from performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fig/TIGAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65.00	1.35%

Thornburg International Growth Fund Tailored Shareholder Report	3/31/26 TH6304

Annual Performance	1 Year	5 Year	10 Year
International Growth Fund Class A (with sales charge)	2.78%	-2.32%	4.73%
International Growth Fund Class A (without sales charge)	7.62%	-1.42%	5.21%
MSCI All Country World ex USA Growth Net Total Return USD Index	18.77%	3.26%	7.56%
MSCI All Country World ex USA Net Total Return USD Index	24.91%	7.02%	8.38%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$630.6M
Number of Holdings	48
Portfolio Turnover	23.90%
Total Advisory Fee	$2.9M

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.2
Mid Cap ($2.5-12 B)	12.7
Large Cap (>$12 B)	85.1
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg International Growth Fund Tailored Shareholder Report

Thornburg International Growth Fund CLASS: C TICKER: TIGCX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg International Growth Fund Class C Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C shares underperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.During the period, non-U.S. equity securities posted strong returns, outperforming their U.S. counterparts.The Fund’s underperformance relative to the Index during the period was primarily attributable to stock selection, while negative allocation effects by sector and geography further detracted from performance relative to the Index. These effects offset positive currency impacts, which partially mitigated the Fund’s relative underperformance.During the period, overweight positionings to health care and information technology sectors contributed positively to performance relative to the Index, with favorable stock selection in the former and mildly adverse selection effects in the latter. Stock selection within consumer discretionary and communication services sectors detracted from performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fig/TIGCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$115.00	2.38%

Thornburg International Growth Fund Tailored Shareholder Report	3/31/26 TH6305

Annual Performance	1 Year	5 Year	10 Year
International Growth Fund Class C (with sales charge)	5.56%	-2.34%	4.32%
International Growth Fund Class C (without sales charge)	6.56%	-2.34%	4.32%
MSCI All Country World ex USA Growth Net Total Return USD Index	18.77%	3.26%	7.56%
MSCI All Country World ex USA Net Total Return USD Index	24.91%	7.02%	8.38%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$630.6M
Number of Holdings	48
Portfolio Turnover	23.90%
Total Advisory Fee	$2.9M

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.2
Mid Cap ($2.5-12 B)	12.7
Large Cap (>$12 B)	85.1
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg International Growth Fund Tailored Shareholder Report

Thornburg International Growth Fund CLASS: I TICKER: TINGX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg International Growth Fund Class I Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares underperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.During the period, non-U.S. equity securities posted strong returns, outperforming their U.S. counterparts.The Fund’s underperformance relative to the Index during the period was primarily attributable to stock selection, while negative allocation effects by sector and geography further detracted from performance relative to the Index. These effects offset positive currency impacts, which partially mitigated the Fund’s relative underperformance.During the period, overweight positionings to health care and information technology sectors contributed positively to performance relative to the Index, with favorable stock selection in the former and mildly adverse selection effects in the latter. Stock selection within consumer discretionary and communication services sectors detracted from performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fig/TINGX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48.00	0.99%

Thornburg International Growth Fund Tailored Shareholder Report	3/31/26 TH6306

Annual Performance	1 Year	5 Year	10 Year
International Growth Fund Class I	8.04%	-1.05%	5.59%
MSCI All Country World ex USA Growth Net Total Return USD Index	18.77%	3.26%	7.56%
MSCI All Country World ex USA Net Total Return USD Index	24.91%	7.02%	8.38%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$630.6M
Number of Holdings	48
Portfolio Turnover	23.90%
Total Advisory Fee	$2.9M

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.2
Mid Cap ($2.5-12 B)	12.7
Large Cap (>$12 B)	85.1
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg International Growth Fund Tailored Shareholder Report

Thornburg International Growth Fund CLASS: R3 TICKER: TIGVX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg International Growth Fund Class R3 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R3 shares underperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.During the period, non-U.S. equity securities posted strong returns, outperforming their U.S. counterparts.The Fund’s underperformance relative to the Index during the period was primarily attributable to stock selection, while negative allocation effects by sector and geography further detracted from performance relative to the Index. These effects offset positive currency impacts, which partially mitigated the Fund’s relative underperformance.During the period, overweight positionings to health care and information technology sectors contributed positively to performance relative to the Index, with favorable stock selection in the former and mildly adverse selection effects in the latter. Stock selection within consumer discretionary and communication services sectors detracted from performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fig/TIGVX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$73.00	1.50%

Thornburg International Growth Fund Tailored Shareholder Report	3/31/26 TH6307

Annual Performance	1 Year	5 Year	10 Year
International Growth Fund Class R3	7.50%	-1.54%	5.07%
MSCI All Country World ex USA Growth Net Total Return USD Index	18.77%	3.26%	7.56%
MSCI All Country World ex USA Net Total Return USD Index	24.91%	7.02%	8.38%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$630.6M
Number of Holdings	48
Portfolio Turnover	23.90%
Total Advisory Fee	$2.9M

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.2
Mid Cap ($2.5-12 B)	12.7
Large Cap (>$12 B)	85.1
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg International Growth Fund Tailored Shareholder Report

Thornburg International Growth Fund CLASS: R4 TICKER: TINVX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg International Growth Fund Class R4 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R4 shares underperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.During the period, non-U.S. equity securities posted strong returns, outperforming their U.S. counterparts.The Fund’s underperformance relative to the Index during the period was primarily attributable to stock selection, while negative allocation effects by sector and geography further detracted from performance relative to the Index. These effects offset positive currency impacts, which partially mitigated the Fund’s relative underperformance.During the period, overweight positionings to health care and information technology sectors contributed positively to performance relative to the Index, with favorable stock selection in the former and mildly adverse selection effects in the latter. Stock selection within consumer discretionary and communication services sectors detracted from performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fig/TINVX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$66.00	1.36%

Thornburg International Growth Fund Tailored Shareholder Report	3/31/26 TH6308

Annual Performance	1 Year	5 Year	10 Year
International Growth Fund Class R4	7.62%	-1.46%	5.16%
MSCI All Country World ex USA Growth Net Total Return USD Index	18.77%	3.26%	7.56%
MSCI All Country World ex USA Net Total Return USD Index	24.91%	7.02%	8.38%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$630.6M
Number of Holdings	48
Portfolio Turnover	23.90%
Total Advisory Fee	$2.9M

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.2
Mid Cap ($2.5-12 B)	12.7
Large Cap (>$12 B)	85.1
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg International Growth Fund Tailored Shareholder Report

Thornburg International Growth Fund CLASS: R5 TICKER: TINFX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg International Growth Fund Class R5 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R5 shares underperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.During the period, non-U.S. equity securities posted strong returns, outperforming their U.S. counterparts.The Fund’s underperformance relative to the Index during the period was primarily attributable to stock selection, while negative allocation effects by sector and geography further detracted from performance relative to the Index. These effects offset positive currency impacts, which partially mitigated the Fund’s relative underperformance.During the period, overweight positionings to health care and information technology sectors contributed positively to performance relative to the Index, with favorable stock selection in the former and mildly adverse selection effects in the latter. Stock selection within consumer discretionary and communication services sectors detracted from performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fig/TINFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$48.00	0.99%

Thornburg International Growth Fund Tailored Shareholder Report	3/31/26 TH6309

Annual Performance	1 Year	5 Year	10 Year
International Growth Fund Class R5	8.00%	-1.06%	5.59%
MSCI All Country World ex USA Growth Net Total Return USD Index	18.77%	3.26%	7.56%
MSCI All Country World ex USA Net Total Return USD Index	24.91%	7.02%	8.38%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$630.6M
Number of Holdings	48
Portfolio Turnover	23.90%
Total Advisory Fee	$2.9M

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.2
Mid Cap ($2.5-12 B)	12.7
Large Cap (>$12 B)	85.1
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg International Growth Fund Tailored Shareholder Report

Thornburg International Growth Fund CLASS: R6 TICKER: THGIX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg International Growth Fund Class R6 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R6 shares underperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.During the period, non-U.S. equity securities posted strong returns, outperforming their U.S. counterparts.The Fund’s underperformance relative to the Index during the period was primarily attributable to stock selection, while negative allocation effects by sector and geography further detracted from performance relative to the Index. These effects offset positive currency impacts, which partially mitigated the Fund’s relative underperformance.During the period, overweight positionings to health care and information technology sectors contributed positively to performance relative to the Index, with favorable stock selection in the former and mildly adverse selection effects in the latter. Stock selection within consumer discretionary and communication services sectors detracted from performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fig/THGIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$44.00	0.90%

Thornburg International Growth Fund Tailored Shareholder Report	3/31/26 TH6310

Annual Performance	1 Year	5 Year	10 Year
International Growth Fund Class R6	8.12%	-0.95%	5.70%
MSCI All Country World ex USA Growth Net Total Return USD Index	18.77%	3.26%	7.56%
MSCI All Country World ex USA Net Total Return USD Index	24.91%	7.02%	8.38%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$630.6M
Number of Holdings	48
Portfolio Turnover	23.90%
Total Advisory Fee	$2.9M

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.2
Mid Cap ($2.5-12 B)	12.7
Large Cap (>$12 B)	85.1
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Developing World Fund Tailored Shareholder Report

Thornburg Developing World Fund CLASS: A TICKER: THDAX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Developing World Fund Class A Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares outperformed the MSCI Emerging Markets Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.During the period, emerging market equity securities posted strong returns, producing results well ahead of their developed market counterparts.On a sector basis, security selection and an overweight positioning to the consumer staples sector, as well as security selection and an underweight positioning to the communication services sector, detracted from performance relative to the Index. Positive contributors to performance relative to the Index included stock selection within consumer discretionary and industrials sectors.On a geographic basis, an overweight positioning to Latin America, as well as stock selection and an underweight positioning to China, contributed positively to performance relative to the Index, while weaker stock selection in South Africa and India detracted from performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fdw/THDAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74.00	1.44%

Thornburg Developing World Fund Tailored Shareholder Report	3/31/26 TH6311

Annual Performance	1 Year	5 Year	10 Year
Developing World Fund Class A (with sales charge)	24.39%	-0.30%	6.07%
Developing World Fund Class A (without sales charge)	30.25%	0.62%	6.56%
MSCI Emerging Markets Net Total Return USD Index	29.55%	3.69%	7.80%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$586.7M
Number of Holdings	40
Portfolio Turnover	14.98%
Total Advisory Fee	$2.5M

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	17.4
Large Cap (>$12 B)	82.7
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Developing World Fund Tailored Shareholder Report

Thornburg Developing World Fund CLASS: C TICKER: THDCX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Developing World Fund Class C Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C shares outperformed the MSCI Emerging Markets Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.During the period, emerging market equity securities posted strong returns, producing results well ahead of their developed market counterparts.On a sector basis, security selection and an overweight positioning to the consumer staples sector, as well as security selection and an underweight positioning to the communication services sector, detracted from performance relative to the Index. Positive contributors to performance relative to the Index included stock selection within consumer discretionary and industrials sectors.On a geographic basis, an overweight positioning to Latin America, as well as stock selection and an underweight positioning to China, contributed positively to performance relative to the Index, while weaker stock selection in South Africa and India detracted from performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fdw/THDCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$120.00	2.33%

Thornburg Developing World Fund Tailored Shareholder Report	3/31/26 TH6312

Annual Performance	1 Year	5 Year	10 Year
Developing World Fund Class C (with sales charge)	28.05%	-0.22%	5.70%
Developing World Fund Class C (without sales charge)	29.05%	-0.22%	5.70%
MSCI Emerging Markets Net Total Return USD Index	29.55%	3.69%	7.80%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$586.7M
Number of Holdings	40
Portfolio Turnover	14.98%
Total Advisory Fee	$2.5M

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	17.4
Large Cap (>$12 B)	82.7
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Developing World Fund Tailored Shareholder Report

Thornburg Developing World Fund CLASS: I TICKER: THDIX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Developing World Fund Class I Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares outperformed the MSCI Emerging Markets Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.During the period, emerging market equity securities posted strong returns, producing results well ahead of their developed market counterparts.On a sector basis, security selection and an overweight positioning to the consumer staples sector, as well as security selection and an underweight positioning to the communication services sector, detracted from performance relative to the Index. Positive contributors to performance relative to the Index included stock selection within consumer discretionary and industrials sectors.On a geographic basis, an overweight positioning to Latin America, as well as stock selection and an underweight positioning to China, contributed positively to performance relative to the Index, while weaker stock selection in South Africa and India detracted from performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fdw/THDIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54.00	1.04%

Thornburg Developing World Fund Tailored Shareholder Report	3/31/26 TH6313

Annual Performance	1 Year	5 Year	10 Year
Developing World Fund Class I	30.73%	1.03%	6.98%
MSCI Emerging Markets Net Total Return USD Index	29.55%	3.69%	7.80%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$586.7M
Number of Holdings	40
Portfolio Turnover	14.98%
Total Advisory Fee	$2.5M

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	17.4
Large Cap (>$12 B)	82.7
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Developing World Fund Tailored Shareholder Report

Thornburg Developing World Fund CLASS: R5 TICKER: THDRX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Developing World Fund Class R5 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R5 shares outperformed the MSCI Emerging Markets Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.During the period, emerging market equity securities posted strong returns, producing results well ahead of their developed market counterparts.On a sector basis, security selection and an overweight positioning to the consumer staples sector, as well as security selection and an underweight positioning to the communication services sector, detracted from performance relative to the Index. Positive contributors to performance relative to the Index included stock selection within consumer discretionary and industrials sectors.On a geographic basis, an overweight positioning to Latin America, as well as stock selection and an underweight positioning to China, contributed positively to performance relative to the Index, while weaker stock selection in South Africa and India detracted from performance relative to the Index

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fdw/THDRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$54.00	1.04%

Thornburg Developing World Fund Tailored Shareholder Report	3/31/26 TH6314

Annual Performance	1 Year	5 Year	10 Year
Developing World Fund Class R5	30.75%	1.02%	6.97%
MSCI Emerging Markets Net Total Return USD Index	29.55%	3.69%	7.80%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$586.7M
Number of Holdings	40
Portfolio Turnover	14.98%
Total Advisory Fee	$2.5M

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	17.4
Large Cap (>$12 B)	82.7
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Developing World Fund Tailored Shareholder Report

Thornburg Developing World Fund CLASS: R6 TICKER: TDWRX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Developing World Fund Class R6 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R6 shares outperformed the MSCI Emerging Markets Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.During the period, emerging market equity securities posted strong returns, producing results well ahead of their developed market counterparts.On a sector basis, security selection and an overweight positioning to the consumer staples sector, as well as security selection and an underweight positioning to the communication services sector, detracted from performance relative to the Index. Positive contributors to performance relative to the Index included stock selection within consumer discretionary and industrials sectors.On a geographic basis, an overweight positioning to Latin America, as well as stock selection and an underweight positioning to China, contributed positively to performance relative to the Index, while weaker stock selection in South Africa and India detracted from performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fdw/TDWRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$48.00	0.94%

Thornburg Developing World Fund Tailored Shareholder Report	3/31/26 TH6315

Annual Performance	1 Year	5 Year	10 Year
Developing World Fund Class R6	30.86%	1.13%	7.08%
MSCI Emerging Markets Net Total Return USD Index	29.55%	3.69%	7.80%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$586.7M
Number of Holdings	40
Portfolio Turnover	14.98%
Total Advisory Fee	$2.5M

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	17.4
Large Cap (>$12 B)	82.7
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg American Opportunities Fund Tailored Shareholder Report

Thornburg American Opportunities Fund CLASS: A TICKER: TVAFX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg American Opportunities Fund Class A Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

During the reporting period, the Fund changed its name, investment goals, principal investment strategies, and benchmark index. On March 23, 2026, the Fund changed its name from Thornburg Small/Mid Cap Core Fund to Thornburg American Opportunities Fund. For the period from October 1, 2025 through March 22, 2026, the Fund’s Class A shares outperformed the Russell 3000 Index – Total Return (the “Former Index”). For the period from March 23, 2026 through March 31, 2026, the Fund’s Class A shares outperformed the S&P 500 Index – Total Return (the “New Index” and, together with the Former Index, each an “Index”). Stock selection was the primary driver of the Fund’s outperformance relative to each Index. The Fund’s stock selection in the industrial and information technology sectors were primary drivers of performance relative to each Index during the period. Stock selection in and underweight allocation to health care detracted from performance relative to each Index.The Fund’s allocation to small- and mid-cap securities (those with a market capitalization under $2.5 billion and those with a market capitalization ranging from $2.5 billion to $12 billion, respectively) negatively contributed to performance relative to each Index, while stock selection within large-cap securities (those with a market capitalization exceeding $12 billion) of the portfolio contributed positively to performance relative to each Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fv/TVAFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective March 23, 2026, the Fund adopted the S&P 500 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 1000 Value Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69.00	1.36%

Thornburg American Opportunities Fund Tailored Shareholder Report	3/31/26 TH6278

Annual Performance	1 Year	5 Year	10 Year
American Opportunities Fund Class A (with sales charge)	9.99%	2.49%	7.76%
American Opportunities Fund Class A (without sales charge)	15.17%	3.44%	8.26%
Russell 1000 Value Index - Total Return	15.87%	9.43%	10.58%
Russell 2500 Index - Total Return	23.45%	5.48%	10.58%
Russell 3000 Index - Total Return	18.09%	10.87%	13.72%
S&P 500 Index - Total Return	17.80%	12.06%	14.16%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$465.8M
Number of Holdings	43
Portfolio Turnover	24.59%
Total Advisory Fee	$2.1M

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	6.1
Mid Cap ($2.5-12 B)	34.8
Large Cap (>$12 B)	59.1
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg American Opportunities Fund Tailored Shareholder Report

Thornburg American Opportunities Fund CLASS: C TICKER: TVCFX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg American Opportunities Fund Class C Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

During the reporting period, the Fund changed its name, investment goals, principal investment strategies, and benchmark index. On March 23, 2026, the Fund changed its name from Thornburg Small/Mid Cap Core Fund to Thornburg American Opportunities Fund. For the period from October 1, 2025 through March 22, 2026, the Fund’s Class C shares outperformed the Russell 3000 Index – Total Return (the “Former Index”). For the period from March 23, 2026 through March 31, 2026, the Fund’s Class C shares outperformed the S&P 500 Index – Total Return (the “New Index” and, together with the Former Index, each an “Index”). Stock selection was the primary driver of the Fund’s outperformance relative to each Index. The Fund’s stock selection in the industrial and information technology sectors were primary drivers of performance relative to each Index during the period. Stock selection in and underweight allocation to health care detracted from performance relative to each Index.The Fund’s allocation to small- and mid-cap securities (those with a market capitalization under $2.5 billion and those with a market capitalization ranging from $2.5 billion to $12 billion, respectively) negatively contributed to performance relative to each Index, while stock selection within large-cap securities (those with a market capitalization exceeding $12 billion) of the portfolio contributed positively to performance relative to each Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fv/TVCFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective March 23, 2026, the Fund adopted the S&P 500 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 1000 Value Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$109.00	2.17%

Thornburg American Opportunities Fund Tailored Shareholder Report	3/31/26 TH6279

Annual Performance	1 Year	5 Year	10 Year
American Opportunities Fund Class C (with sales charge)	13.17%	2.49%	7.33%
American Opportunities Fund Class C (without sales charge)	14.17%	2.49%	7.33%
Russell 1000 Value Index - Total Return	15.87%	9.43%	10.58%
Russell 2500 Index - Total Return	23.45%	5.48%	10.58%
Russell 3000 Index - Total Return	18.09%	10.87%	13.72%
S&P 500 Index - Total Return	17.80%	12.06%	14.16%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$465.8M
Number of Holdings	43
Portfolio Turnover	24.59%
Total Advisory Fee	$2.1M

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	6.1
Mid Cap ($2.5-12 B)	34.8
Large Cap (>$12 B)	59.1
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg American Opportunities Fund Tailored Shareholder Report

Thornburg American Opportunities Fund CLASS: I TICKER: TVIFX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg American Opportunities Fund Class I Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

During the reporting period, the Fund changed its name, investment goals, principal investment strategies, and benchmark index. On March 23, 2026, the Fund changed its name from Thornburg Small/Mid Cap Core Fund to Thornburg American Opportunities Fund. For the period from October 1, 2025 through March 22, 2026, the Fund’s Class I shares outperformed the Russell 3000 Index – Total Return (the “Former Index”). For the period from March 23, 2026 through March 31, 2026, the Fund’s Class I shares outperformed the S&P 500 Index – Total Return (the “New Index” and, together with the Former Index, each an “Index”). Stock selection was the primary driver of the Fund’s outperformance relative to each Index. The Fund’s stock selection in the industrial and information technology sectors were primary drivers of performance relative to each Index during the period. Stock selection in and underweight allocation to health care detracted from performance relative to each Index.The Fund’s allocation to small- and mid-cap securities (those with a market capitalization under $2.5 billion and those with a market capitalization ranging from $2.5 billion to $12 billion, respectively) negatively contributed to performance relative to each Index, while stock selection within large-cap securities (those with a market capitalization exceeding $12 billion) of the portfolio contributed positively to performance relative to each Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fv/TVIFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective March 23, 2026, the Fund adopted the S&P 500 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 1000 Value Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48.00	0.95%

Thornburg American Opportunities Fund Tailored Shareholder Report	3/31/26 TH6280

Annual Performance	1 Year	5 Year	10 Year
American Opportunities Fund Class I	15.67%	3.87%	8.67%
Russell 1000 Value Index - Total Return	15.87%	9.43%	10.58%
Russell 2500 Index - Total Return	23.45%	5.48%	10.58%
Russell 3000 Index - Total Return	18.09%	10.87%	13.72%
S&P 500 Index - Total Return	17.80%	12.06%	14.16%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$465.8M
Number of Holdings	43
Portfolio Turnover	24.59%
Total Advisory Fee	$2.1M

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	6.1
Mid Cap ($2.5-12 B)	34.8
Large Cap (>$12 B)	59.1
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg American Opportunities Fund Tailored Shareholder Report

Thornburg American Opportunities Fund CLASS: R3 TICKER: TVRFX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg American Opportunities Fund Class R3 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

During the reporting period, the Fund changed its name, investment goals, principal investment strategies, and benchmark index. On March 23, 2026, the Fund changed its name from Thornburg Small/Mid Cap Core Fund to Thornburg American Opportunities Fund. For the period from October 1, 2025 through March 22, 2026, the Fund’s Class R3 shares outperformed the Russell 3000 Index – Total Return (the “Former Index”). For the period from March 23, 2026 through March 31, 2026, the Fund’s Class R3 shares outperformed the S&P 500 Index – Total Return (the “New Index” and, together with the Former Index, each an “Index”). Stock selection was the primary driver of the Fund’s outperformance relative to each Index. The Fund’s stock selection in the industrial and information technology sectors were primary drivers of performance relative to each Index during the period. Stock selection in and underweight allocation to health care detracted from performance relative to each Index.The Fund’s allocation to small- and mid-cap securities (those with a market capitalization under $2.5 billion and those with a market capitalization ranging from $2.5 billion to $12 billion, respectively) negatively contributed to performance relative to each Index, while stock selection within large-cap securities (those with a market capitalization exceeding $12 billion) of the portfolio contributed positively to performance relative to each Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fv/TVRFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective March 23, 2026, the Fund adopted the S&P 500 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 1000 Value Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$68.00	1.35%

Thornburg American Opportunities Fund Tailored Shareholder Report	3/31/26 TH6281

Annual Performance	1 Year	5 Year	10 Year
American Opportunities Fund Class R3	15.24%	3.49%	8.28%
Russell 1000 Value Index - Total Return	15.87%	9.43%	10.58%
Russell 2500 Index - Total Return	23.45%	5.48%	10.58%
Russell 3000 Index - Total Return	18.09%	10.87%	13.72%
S&P 500 Index - Total Return	17.80%	12.06%	14.16%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$465.8M
Number of Holdings	43
Portfolio Turnover	24.59%
Total Advisory Fee	$2.1M

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	6.1
Mid Cap ($2.5-12 B)	34.8
Large Cap (>$12 B)	59.1
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg American Opportunities Fund Tailored Shareholder Report

Thornburg American Opportunities Fund CLASS: R4 TICKER: TVIRX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg American Opportunities Fund Class R4 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

During the reporting period, the Fund changed its name, investment goals, principal investment strategies, and benchmark index. On March 23, 2026, the Fund changed its name from Thornburg Small/Mid Cap Core Fund to Thornburg American Opportunities Fund. For the period from October 1, 2025 through March 22, 2026, the Fund’s Class R4 shares outperformed the Russell 3000 Index – Total Return (the “Former Index”). For the period from March 23, 2026 through March 31, 2026, the Fund’s Class R4 shares outperformed the S&P 500 Index – Total Return (the “New Index” and, together with the Former Index, each an “Index”). Stock selection was the primary driver of the Fund’s outperformance relative to each Index. The Fund’s stock selection in the industrial and information technology sectors were primary drivers of performance relative to each Index during the period. Stock selection in and underweight allocation to health care detracted from performance relative to each Index.The Fund’s allocation to small- and mid-cap securities (those with a market capitalization under $2.5 billion and those with a market capitalization ranging from $2.5 billion to $12 billion, respectively) negatively contributed to performance relative to each Index, while stock selection within large-cap securities (those with a market capitalization exceeding $12 billion) of the portfolio contributed positively to performance relative to each Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fv/TVIRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective March 23, 2026, the Fund adopted the S&P 500 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 1000 Value Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$61.00	1.20%

Thornburg American Opportunities Fund Tailored Shareholder Report	3/31/26 TH6282

Annual Performance	1 Year	5 Year	10 Year
American Opportunities Fund Class R4	15.38%	3.60%	8.39%
Russell 1000 Value Index - Total Return	15.87%	9.43%	10.58%
Russell 2500 Index - Total Return	23.45%	5.48%	10.58%
Russell 3000 Index - Total Return	18.09%	10.87%	13.72%
S&P 500 Index - Total Return	17.80%	12.06%	14.16%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$465.8M
Number of Holdings	43
Portfolio Turnover	24.59%
Total Advisory Fee	$2.1M

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	6.1
Mid Cap ($2.5-12 B)	34.8
Large Cap (>$12 B)	59.1
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg American Opportunities Fund Tailored Shareholder Report

Thornburg American Opportunities Fund CLASS: R5 TICKER: TVRRX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg American Opportunities Fund Class R5 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

During the reporting period, the Fund changed its name, investment goals, principal investment strategies, and benchmark index. On March 23, 2026, the Fund changed its name from Thornburg Small/Mid Cap Core Fund to Thornburg American Opportunities Fund. For the period from October 1, 2025 through March 22, 2026, the Fund’s Class R5 shares outperformed the Russell 3000 Index – Total Return (the “Former Index”). For the period from March 23, 2026 through March 31, 2026, the Fund’s Class R5 shares outperformed the S&P 500 Index – Total Return (the “New Index” and, together with the Former Index, each an “Index”). Stock selection was the primary driver of the Fund’s outperformance relative to each Index. The Fund’s stock selection in the industrial and information technology sectors were primary drivers of performance relative to each Index during the period. Stock selection in and underweight allocation to health care detracted from performance relative to each Index.The Fund’s allocation to small- and mid-cap securities (those with a market capitalization under $2.5 billion and those with a market capitalization ranging from $2.5 billion to $12 billion, respectively) negatively contributed to performance relative to each Index, while stock selection within large-cap securities (those with a market capitalization exceeding $12 billion) of the portfolio contributed positively to performance relative to each Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fv/TVRRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective March 23, 2026, the Fund adopted the S&P 500 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 1000 Value Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$48.00	0.95%

Thornburg American Opportunities Fund Tailored Shareholder Report	3/31/26 TH6283

Annual Performance	1 Year	5 Year	10 Year
American Opportunities Fund Class R5	15.68%	3.86%	8.67%
Russell 1000 Value Index - Total Return	15.87%	9.43%	10.58%
Russell 2500 Index - Total Return	23.45%	5.48%	10.58%
Russell 3000 Index - Total Return	18.09%	10.87%	13.72%
S&P 500 Index - Total Return	17.80%	12.06%	14.16%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$465.8M
Number of Holdings	43
Portfolio Turnover	24.59%
Total Advisory Fee	$2.1M

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	6.1
Mid Cap ($2.5-12 B)	34.8
Large Cap (>$12 B)	59.1
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg American Opportunities Fund Tailored Shareholder Report

Thornburg American Opportunities Fund CLASS: ETF TICKER: TAOZ Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg American Opportunities Fund Class ETF Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform since inception?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fv/TAOZ or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Class ETF commenced operations on March 31, 2026, therefore no performance data was available for the period.

Effective March 23, 2026, the Fund adopted the S&P 500 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 1000 Value Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ETF	$0.00	0.00%

Fund costs may be higher for a full six month period.

Thornburg American Opportunities Fund Tailored Shareholder Report	3/31/26 TH6770

Annual Performance	Since Inception
American Opportunities Fund Class ETF	-
Russell 1000 Value Index - Total Return	2.12%
Russell 2500 Index - Total Return	3.49%
Russell 3000 Index - Total Return	2.96%
S&P 500 Index - Total Return	2.92%

Class ETF commenced operations on March 31, 2026, therefore, no performance data was available for the period.

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$465.8M
Number of Holdings	43
Portfolio Turnover	24.59%
Total Advisory Fee	$2.1M

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	6.1
Mid Cap ($2.5-12 B)	34.8
Large Cap (>$12 B)	59.1
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Focus Growth Fund Tailored Shareholder Report

Thornburg Focus Growth Fund CLASS: A TICKER: THCGX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Focus Growth Fund Class A Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

During the reporting period, the Fund changed its name, principal investment strategies, and benchmark index. On March 23, 2026, the Fund changed its name from Thornburg Small/Mid Cap Growth Fund to Thornburg Focus Growth Fund. For the period from October 1, 2025 through March 22, 2026, the Fund’s Class A shares underperformed the Russell 3000 Index – Total Return. For the period from March 23, 2026 through March 31, 2026, the Fund’s Class A shares outperformed the Russell 1000 Index – Total Return.The following commentary will focus on the period in comparison to the Russell 3000 Index – Total Return (the “Index”).Stock selection was the primary driver of the Fund’s underperformance relative to the Index. The Fund’s stock selection in the consumer staples and information technology sectors detracted from performance relative to the Index. Stock selection and an overweight allocation to the industrials sector also hampered performance relative to the Index.The Fund’s allocation to small- and mid-cap securities (those with a market capitalization under $2.5 billion and those with a market capitalization ranging from $2.5 billion to $12 billion, respectively) negatively contributed to performance, while stock selection within large-cap securities (those with a market capitalization exceeding $12 billion) of the portfolio contributed positively to performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcg/THCGX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective March 23, 2026, the Fund adopted the Russell 1000 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 1000 Growth Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69.00	1.41%

Thornburg Focus Growth Fund Tailored Shareholder Report	3/31/26 TH6291

Annual Performance	1 Year	5 Year	10 Year
Focus Growth Fund Class A (with sales charge)	9.07%	-2.60%	6.84%
Focus Growth Fund Class A (without sales charge)	14.23%	-1.70%	7.33%
Russell 2500 Growth Index - Total Return	19.31%	1.75%	10.46%
Russell 1000 Growth Index - Total Return	18.81%	12.76%	16.83%
Russell 1000 Index - Total Return	17.74%	11.34%	13.97%
Russell 3000 Index - Total Return	18.09%	10.87%	13.72%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$195.3M
Number of Holdings	63
Portfolio Turnover	38.38%
Total Advisory Fee	$0.9M

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	4.0
Mid Cap ($2.5-12 B)	43.4
Large Cap (>$12 B)	52.6
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Focus Growth Fund Tailored Shareholder Report

Thornburg Focus Growth Fund CLASS: C TICKER: TCGCX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Focus Growth Fund Class C Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

During the reporting period, the Fund changed its name, principal investment strategies, and benchmark index. On March 23, 2026, the Fund changed its name from Thornburg Small/Mid Cap Growth Fund to Thornburg Focus Growth Fund. For the period from October 1, 2025 through March 22, 2026, the Fund’s Class C shares underperformed the Russell 3000 Index – Total Return. For the period from March 23, 2026 through March 31, 2026, the Fund’s Class C shares outperformed the Russell 1000 Index – Total Return.The following commentary will focus on the period in comparison to the Russell 3000 Index – Total Return (the “Index”).Stock selection was the primary driver of the Fund’s underperformance relative to the Index. The Fund’s stock selection in the consumer staples and information technology sectors detracted from performance relative to the Index. Stock selection and an overweight allocation to the industrials sector also hampered performance relative to the Index.The Fund’s allocation to small- and mid-cap securities (those with a market capitalization under $2.5 billion and those with a market capitalization ranging from $2.5 billion to $12 billion, respectively) negatively contributed to performance, while stock selection within large-cap securities (those with a market capitalization exceeding $12 billion) of the portfolio contributed positively to performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcg/TCGCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective March 23, 2026, the Fund adopted the Russell 1000 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 1000 Growth Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$107.00	2.20%

Thornburg Focus Growth Fund Tailored Shareholder Report	3/31/26 TH6292

Annual Performance	1 Year	5 Year	10 Year
Focus Growth Fund Class C (with sales charge)	12.32%	-2.56%	6.44%
Focus Growth Fund Class C (without sales charge)	13.32%	-2.56%	6.44%
Russell 2500 Growth Index - Total Return	19.31%	1.75%	10.46%
Russell 1000 Growth Index - Total Return	18.81%	12.76%	16.83%
Russell 1000 Index - Total Return	17.74%	11.34%	13.97%
Russell 3000 Index - Total Return	18.09%	10.87%	13.72%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$195.3M
Number of Holdings	63
Portfolio Turnover	38.38%
Total Advisory Fee	$0.9M

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	4.0
Mid Cap ($2.5-12 B)	43.4
Large Cap (>$12 B)	52.6
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Focus Growth Fund Tailored Shareholder Report

Thornburg Focus Growth Fund CLASS: I TICKER: THIGX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Focus Growth Fund Class I Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

During the reporting period, the Fund changed its name, principal investment strategies, and benchmark index. On March 23, 2026, the Fund changed its name from Thornburg Small/Mid Cap Growth Fund to Thornburg Focus Growth Fund. For the period from October 1, 2025 through March 22, 2026, the Fund’s Class I shares underperformed the Russell 3000 Index – Total Return. For the period from March 23, 2026 through March 31, 2026, the Fund’s Class I shares outperformed the Russell 1000 Index – Total Return.The following commentary will focus on the period in comparison to the Russell 3000 Index – Total Return (the “Index”).Stock selection was the primary driver of the Fund’s underperformance relative to the Index. The Fund’s stock selection in the consumer staples and information technology sectors detracted from performance relative to the Index. Stock selection and an overweight allocation to the industrials sector also hampered performance relative to the Index.The Fund’s allocation to small- and mid-cap securities (those with a market capitalization under $2.5 billion and those with a market capitalization ranging from $2.5 billion to $12 billion, respectively) negatively contributed to performance, while stock selection within large-cap securities (those with a market capitalization exceeding $12 billion) of the portfolio contributed positively to performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcg/THIGX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective March 23, 2026, the Fund adopted the Russell 1000 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 1000 Growth Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46.00	0.95%

Thornburg Focus Growth Fund Tailored Shareholder Report	3/31/26 TH6293

Annual Performance	1 Year	5 Year	10 Year
Focus Growth Fund Class I	14.80%	-1.25%	7.78%
Russell 2500 Growth Index - Total Return	19.31%	1.75%	10.46%
Russell 1000 Growth Index - Total Return	18.81%	12.76%	16.83%
Russell 1000 Index - Total Return	17.74%	11.34%	13.97%
Russell 3000 Index - Total Return	18.09%	10.87%	13.72%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$195.3M
Number of Holdings	63
Portfolio Turnover	38.38%
Total Advisory Fee	$0.9M

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	4.0
Mid Cap ($2.5-12 B)	43.4
Large Cap (>$12 B)	52.6
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Focus Growth Fund Tailored Shareholder Report

Thornburg Focus Growth Fund CLASS: R3 TICKER: THCRX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Focus Growth Fund Class R3 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

During the reporting period, the Fund changed its name, principal investment strategies, and benchmark index. On March 23, 2026, the Fund changed its name from Thornburg Small/Mid Cap Growth Fund to Thornburg Focus Growth Fund. For the period from October 1, 2025 through March 22, 2026, the Fund’s Class R3 shares underperformed the Russell 3000 Index – Total Return. For the period from March 23, 2026 through March 31, 2026, the Fund’s Class R3 shares outperformed the Russell 1000 Index – Total Return.The following commentary will focus on the period in comparison to the Russell 3000 Index – Total Return (the “Index”).Stock selection was the primary driver of the Fund’s underperformance relative to the Index. The Fund’s stock selection in the consumer staples and information technology sectors detracted from performance relative to the Index. Stock selection and an overweight allocation to the industrials sector also hampered performance relative to the Index.The Fund’s allocation to small- and mid-cap securities (those with a market capitalization under $2.5 billion and those with a market capitalization ranging from $2.5 billion to $12 billion, respectively) negatively contributed to performance, while stock selection within large-cap securities (those with a market capitalization exceeding $12 billion) of the portfolio contributed positively to performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcg/THCRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective March 23, 2026, the Fund adopted the Russell 1000 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 1000 Growth Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$71.00	1.45%

Thornburg Focus Growth Fund Tailored Shareholder Report	3/31/26 TH6294

Annual Performance	1 Year	5 Year	10 Year
Focus Growth Fund Class R3	14.18%	-1.75%	7.23%
Russell 2500 Growth Index - Total Return	19.31%	1.75%	10.46%
Russell 1000 Growth Index - Total Return	18.81%	12.76%	16.83%
Russell 1000 Index - Total Return	17.74%	11.34%	13.97%
Russell 3000 Index - Total Return	18.09%	10.87%	13.72%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$195.3M
Number of Holdings	63
Portfolio Turnover	38.38%
Total Advisory Fee	$0.9M

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	4.0
Mid Cap ($2.5-12 B)	43.4
Large Cap (>$12 B)	52.6
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Focus Growth Fund Tailored Shareholder Report

Thornburg Focus Growth Fund CLASS: R4 TICKER: TCGRX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Focus Growth Fund Class R4 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

During the reporting period, the Fund changed its name, principal investment strategies, and benchmark index. On March 23, 2026, the Fund changed its name from Thornburg Small/Mid Cap Growth Fund to Thornburg Focus Growth Fund. For the period from October 1, 2025 through March 22, 2026, the Fund’s Class R4 shares underperformed the Russell 3000 Index – Total Return. For the period from March 23, 2026 through March 31, 2026, the Fund’s Class R4 shares outperformed the Russell 1000 Index – Total Return.The following commentary will focus on the period in comparison to the Russell 3000 Index – Total Return (the “Index”).Stock selection was the primary driver of the Fund’s underperformance relative to the Index. The Fund’s stock selection in the consumer staples and information technology sectors detracted from performance relative to the Index. Stock selection and an overweight allocation to the industrials sector also hampered performance relative to the Index.The Fund’s allocation to small- and mid-cap securities (those with a market capitalization under $2.5 billion and those with a market capitalization ranging from $2.5 billion to $12 billion, respectively) negatively contributed to performance, while stock selection within large-cap securities (those with a market capitalization exceeding $12 billion) of the portfolio contributed positively to performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcg/TCGRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective March 23, 2026, the Fund adopted the Russell 1000 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 1000 Growth Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$63.00	1.29%

Thornburg Focus Growth Fund Tailored Shareholder Report	3/31/26 TH6295

Annual Performance	1 Year	5 Year	10 Year
Focus Growth Fund Class R4	14.34%	-1.65%	7.34%
Russell 2500 Growth Index - Total Return	19.31%	1.75%	10.46%
Russell 1000 Growth Index - Total Return	18.81%	12.76%	16.83%
Russell 1000 Index - Total Return	17.74%	11.34%	13.97%
Russell 3000 Index - Total Return	18.09%	10.87%	13.72%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$195.3M
Number of Holdings	63
Portfolio Turnover	38.38%
Total Advisory Fee	$0.9M

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	4.0
Mid Cap ($2.5-12 B)	43.4
Large Cap (>$12 B)	52.6
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Focus Growth Fund Tailored Shareholder Report

Thornburg Focus Growth Fund CLASS: R5 TICKER: THGRX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Focus Growth Fund Class R5 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

During the reporting period, the Fund changed its name, principal investment strategies, and benchmark index. On March 23, 2026, the Fund changed its name from Thornburg Small/Mid Cap Growth Fund to Thornburg Focus Growth Fund. For the period from October 1, 2025 through March 22, 2026, the Fund’s Class R5 shares underperformed the Russell 3000 Index – Total Return. For the period from March 23, 2026 through March 31, 2026, the Fund’s Class R5 shares outperformed the Russell 1000 Index – Total Return.The following commentary will focus on the period in comparison to the Russell 3000 Index – Total Return (the “Index”).Stock selection was the primary driver of the Fund’s underperformance relative to the Index. The Fund’s stock selection in the consumer staples and information technology sectors detracted from performance relative to the Index. Stock selection and an overweight allocation to the industrials sector also hampered performance relative to the Index.The Fund’s allocation to small- and mid-cap securities (those with a market capitalization under $2.5 billion and those with a market capitalization ranging from $2.5 billion to $12 billion, respectively) negatively contributed to performance, while stock selection within large-cap securities (those with a market capitalization exceeding $12 billion) of the portfolio contributed positively to performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcg/THGRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective March 23, 2026, the Fund adopted the Russell 1000 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 1000 Growth Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$46.00	0.95%

Thornburg Focus Growth Fund Tailored Shareholder Report	3/31/26 TH6296

Annual Performance	1 Year	5 Year	10 Year
Focus Growth Fund Class R5	14.79%	-1.25%	7.78%
Russell 2500 Growth Index - Total Return	19.31%	1.75%	10.46%
Russell 1000 Growth Index - Total Return	18.81%	12.76%	16.83%
Russell 1000 Index - Total Return	17.74%	11.34%	13.97%
Russell 3000 Index - Total Return	18.09%	10.87%	13.72%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$195.3M
Number of Holdings	63
Portfolio Turnover	38.38%
Total Advisory Fee	$0.9M

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	4.0
Mid Cap ($2.5-12 B)	43.4
Large Cap (>$12 B)	52.6
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Focus Growth Fund Tailored Shareholder Report

Thornburg Focus Growth Fund CLASS: ETF TICKER: TFGZ Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Focus Growth Fund Class ETF Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform since inception?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcg/TFGZ or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Class ETF commenced operations on March 31, 2026, therefore no performance data was available for the period.

Effective March 23, 2026, the Fund adopted the Russell 1000 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 1000 Growth Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ETF	$0.00	0.00%

Fund costs may be higher for a full six month period.

Thornburg Focus Growth Fund Tailored Shareholder Report	3/31/26 TH6771

Annual Performance	Since Inception
Focus Growth Fund Class ETF	-
Russell 1000 Growth Index - Total Return	3.76%
Russell 2500 Growth Index - Total Return	4.52%
Russell 1000 Index - Total Return	2.93%
Russell 3000 Index - Total Return	2.96%

Class ETF commenced operations on March 31, 2026, therefore no performance data was available for the period.

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$195.3M
Number of Holdings	63
Portfolio Turnover	38.38%
Total Advisory Fee	$0.9M

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	4.0
Mid Cap ($2.5-12 B)	43.4
Large Cap (>$12 B)	52.6
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Investment Income Builder Fund Tailored Shareholder Report

Thornburg Investment Income Builder Fund CLASS: A TICKER: TIBAX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Investment Income Builder Fund Class A Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares outperformed the benchmark composed of 75% MSCI World Net Total Return USD Index and 25% Bloomberg U.S. Aggregate Total Return Index Value USD (the “Blended Index”) during the 6-month period ended March 31, 2026.A general overweight positioning to equity securities and underweight positioning to fixed income securities contributed positively to the Fund’s performance relative to the Blended Index.Within equity securities, the Fund’s emphasis on higher-dividend-paying markets outside the United States and security selection within the information technology and communication services sectors, as well as an overweight positioning to Europe, contributed positively to the Fund’s performance relative to the Blended Index.Within fixed income securities, the Fund’s selection effect, particularly within corporate bonds and securitized segments, contributed positively to the Fund’s performance relative to the Blended Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fib/TIBAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

The Blended Index is composed of 25% Bloomberg U.S. Aggregate Total Return Index Value USD and 75% MSCI World Net Total Return USD Index, rebalanced monthly.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60.00	1.10%

Thornburg Investment Income Builder Fund Tailored Shareholder Report	3/31/26 TH6264

Annual Performance	1 Year	5 Year	10 Year
Investment Income Builder Fund Class A (with sales charge)	31.79%	14.16%	11.25%
Investment Income Builder Fund Class A (without sales charge)	38.00%	15.21%	11.77%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%	1.70%
MSCI World Net Total Return USD Index	18.90%	10.27%	11.80%
Thornburg Investment Income Builder Fund’s Blended Index	15.18%	7.82%	9.37%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$21,114.9M
Number of Holdings	328
Portfolio Turnover	5.63%
Total Advisory Fee	$66.2M

What did the Fund invest in?

(as of March 31, 2026)

Portfolio Composition	(%)
Foreign Equity	66.2
Domestic Equity	21.4
Domestic Other Bonds	2.6
Domestic Corporate Bonds	2.1
Foreign Bonds	1.7
Other Assets Less Liabilities	6.0
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Investment Income Builder Fund Tailored Shareholder Report

Thornburg Investment Income Builder Fund CLASS: C TICKER: TIBCX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Investment Income Builder Fund Class C Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C shares outperformed the benchmark composed of 75% MSCI World Net Total Return USD Index and 25% Bloomberg U.S. Aggregate Total Return Index Value USD (the “Blended Index”) during the 6-month period ended March 31, 2026.A general overweight positioning to equity securities and underweight positioning to fixed income securities contributed positively to the Fund’s performance relative to the Blended Index.Within equity securities, the Fund’s emphasis on higher-dividend-paying markets outside the United States and security selection within the information technology and communication services sectors, as well as an overweight positioning to Europe, contributed positively to the Fund’s performance relative to the Blended Index.Within fixed income securities, the Fund’s selection effect, particularly within corporate bonds and securitized segments, contributed positively to the Fund’s performance relative to the Blended Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fib/TIBCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

The Blended Index is composed of 25% Bloomberg U.S. Aggregate Total Return Index Value USD and 75% MSCI World Net Total Return USD Index, rebalanced monthly.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$100.00	1.85%

Thornburg Investment Income Builder Fund Tailored Shareholder Report	3/31/26 TH6265

Annual Performance	1 Year	5 Year	10 Year
Investment Income Builder Fund Class C (with sales charge)	36.03%	14.36%	10.94%
Investment Income Builder Fund Class C (without sales charge)	37.03%	14.36%	10.94%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%	1.70%
MSCI World Net Total Return USD Index	18.90%	10.27%	11.80%
Thornburg Investment Income Builder Fund’s Blended Index	15.18%	7.82%	9.37%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$21,114.9M
Number of Holdings	328
Portfolio Turnover	5.63%
Total Advisory Fee	$66.2M

What did the Fund invest in?

(as of March 31, 2026)

Portfolio Composition	(%)
Foreign Equity	66.2
Domestic Equity	21.4
Domestic Other Bonds	2.6
Domestic Corporate Bonds	2.1
Foreign Bonds	1.7
Other Assets Less Liabilities	6.0
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Investment Income Builder Fund Tailored Shareholder Report

Thornburg Investment Income Builder Fund CLASS: I TICKER: TIBIX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Investment Income Builder Fund Class I Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares outperformed the benchmark composed of 75% MSCI World Net Total Return USD Index and 25% Bloomberg U.S. Aggregate Total Return Index Value USD (the “Blended Index”) during the 6-month period ended March 31, 2026.A general overweight positioning to equity securities and underweight positioning to fixed income securities contributed positively to the Fund’s performance relative to the Blended Index.Within equity securities, the Fund’s emphasis on higher-dividend-paying markets outside the United States and security selection within the information technology and communication services sectors, as well as an overweight positioning to Europe, contributed positively to the Fund’s performance relative to the Blended Index.Within fixed income securities, the Fund’s selection effect, particularly within corporate bonds and securitized segments, contributed positively to the Fund’s performance relative to the Blended Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fib/TIBIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

The Blended Index is composed of 25% Bloomberg U.S. Aggregate Total Return Index Value USD and 75% MSCI World Net Total Return USD Index, rebalanced monthly.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47.00	0.87%

Thornburg Investment Income Builder Fund Tailored Shareholder Report	3/31/26 TH6266

Annual Performance	1 Year	5 Year	10 Year
Investment Income Builder Fund Class I	38.31%	15.48%	12.05%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%	1.70%
MSCI World Net Total Return USD Index	18.90%	10.27%	11.80%
Thornburg Investment Income Builder Fund’s Blended Index	15.18%	7.82%	9.37%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$21,114.9M
Number of Holdings	328
Portfolio Turnover	5.63%
Total Advisory Fee	$66.2M

What did the Fund invest in?

(as of March 31, 2026)

Portfolio Composition	(%)
Foreign Equity	66.2
Domestic Equity	21.4
Domestic Other Bonds	2.6
Domestic Corporate Bonds	2.1
Foreign Bonds	1.7
Other Assets Less Liabilities	6.0
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Investment Income Builder Fund Tailored Shareholder Report

Thornburg Investment Income Builder Fund CLASS: R3 TICKER: TIBRX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Investment Income Builder Fund Class R3 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R3 shares outperformed the benchmark composed of 75% MSCI World Net Total Return USD Index and 25% Bloomberg U.S. Aggregate Total Return Index Value USD (the “Blended Index”) during the 6-month period ended March 31, 2026.A general overweight positioning to equity securities and underweight positioning to fixed income securities contributed positively to the Fund’s performance relative to the Blended Index.Within equity securities, the Fund’s emphasis on higher-dividend-paying markets outside the United States and security selection within the information technology and communication services sectors, as well as an overweight positioning to Europe, contributed positively to the Fund’s performance relative to the Blended Index.Within fixed income securities, the Fund’s selection effect, particularly within corporate bonds and securitized segments, contributed positively to the Fund’s performance relative to the Blended Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fib/TIBRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

The Blended Index is composed of 25% Bloomberg U.S. Aggregate Total Return Index Value USD and 75% MSCI World Net Total Return USD Index, rebalanced monthly.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$81.00	1.50%

Thornburg Investment Income Builder Fund Tailored Shareholder Report	3/31/26 TH6267

Annual Performance	1 Year	5 Year	10 Year
Investment Income Builder Fund Class R3	37.49%	14.79%	11.37%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%	1.70%
MSCI World Net Total Return USD Index	18.90%	10.27%	11.80%
Thornburg Investment Income Builder Fund’s Blended Index	15.18%	7.82%	9.37%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$21,114.9M
Number of Holdings	328
Portfolio Turnover	5.63%
Total Advisory Fee	$66.2M

What did the Fund invest in?

(as of March 31, 2026)

Portfolio Composition	(%)
Foreign Equity	66.2
Domestic Equity	21.4
Domestic Other Bonds	2.6
Domestic Corporate Bonds	2.1
Foreign Bonds	1.7
Other Assets Less Liabilities	6.0
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Investment Income Builder Fund Tailored Shareholder Report

Thornburg Investment Income Builder Fund CLASS: R4 TICKER: TIBGX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Investment Income Builder Fund Class R4 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R4 shares outperformed the benchmark composed of 75% MSCI World Net Total Return USD Index and 25% Bloomberg U.S. Aggregate Total Return Index Value USD (the “Blended Index”) during the 6-month period ended March 31, 2026.A general overweight positioning to equity securities and underweight positioning to fixed income securities contributed positively to the Fund’s performance relative to the Blended Index.Within equity securities, the Fund’s emphasis on higher-dividend-paying markets outside the United States and security selection within the information technology and communication services sectors, as well as an overweight positioning to Europe, contributed positively to the Fund’s performance relative to the Blended Index.Within fixed income securities, the Fund’s selection effect, particularly within corporate bonds and securitized segments, contributed positively to the Fund’s performance relative to the Blended Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fib/TIBGX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

The Blended Index is composed of 25% Bloomberg U.S. Aggregate Total Return Index Value USD and 75% MSCI World Net Total Return USD Index, rebalanced monthly.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$73.00	1.34%

Thornburg Investment Income Builder Fund Tailored Shareholder Report	3/31/26 TH6268

Annual Performance	1 Year	5 Year	10 Year
Investment Income Builder Fund Class R4	37.61%	14.91%	11.48%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%	1.70%
MSCI World Net Total Return USD Index	18.90%	10.27%	11.80%
Thornburg Investment Income Builder Fund’s Blended Index	15.18%	7.82%	9.37%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$21,114.9M
Number of Holdings	328
Portfolio Turnover	5.63%
Total Advisory Fee	$66.2M

What did the Fund invest in?

(as of March 31, 2026)

Portfolio Composition	(%)
Foreign Equity	66.2
Domestic Equity	21.4
Domestic Other Bonds	2.6
Domestic Corporate Bonds	2.1
Foreign Bonds	1.7
Other Assets Less Liabilities	6.0
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Investment Income Builder Fund Tailored Shareholder Report

Thornburg Investment Income Builder Fund CLASS: R5 TICKER: TIBMX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Investment Income Builder Fund Class R5 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R5 shares outperformed the benchmark composed of 75% MSCI World Net Total Return USD Index and 25% Bloomberg U.S. Aggregate Total Return Index Value USD (the “Blended Index”) during the 6-month period ended March 31, 2026.A general overweight positioning to equity securities and underweight positioning to fixed income securities contributed positively to the Fund’s performance relative to the Blended Index.Within equity securities, the Fund’s emphasis on higher-dividend-paying markets outside the United States and security selection within the information technology and communication services sectors, as well as an overweight positioning to Europe, contributed positively to the Fund’s performance relative to the Blended Index.Within fixed income securities, the Fund’s selection effect, particularly within corporate bonds and securitized segments, contributed positively to the Fund’s performance relative to the Blended Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fib/TIBMX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

The Blended Index is composed of 25% Bloomberg U.S. Aggregate Total Return Index Value USD and 75% MSCI World Net Total Return USD Index, rebalanced monthly.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$54.00	0.99%

Thornburg Investment Income Builder Fund Tailored Shareholder Report	3/31/26 TH6269

Annual Performance	1 Year	5 Year	10 Year
Investment Income Builder Fund Class R5	38.18%	15.37%	11.94%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%	1.70%
MSCI World Net Total Return USD Index	18.90%	10.27%	11.80%
Thornburg Investment Income Builder Fund’s Blended Index	15.18%	7.82%	9.37%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$21,114.9M
Number of Holdings	328
Portfolio Turnover	5.63%
Total Advisory Fee	$66.2M

What did the Fund invest in?

(as of March 31, 2026)

Portfolio Composition	(%)
Foreign Equity	66.2
Domestic Equity	21.4
Domestic Other Bonds	2.6
Domestic Corporate Bonds	2.1
Foreign Bonds	1.7
Other Assets Less Liabilities	6.0
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Investment Income Builder Fund Tailored Shareholder Report

Thornburg Investment Income Builder Fund CLASS: R6 TICKER: TIBOX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Investment Income Builder Fund Class R6 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R6 shares outperformed the benchmark composed of 75% MSCI World Net Total Return USD Index and 25% Bloomberg U.S. Aggregate Total Return Index Value USD (the “Blended Index”) during the 6-month period ended March 31, 2026.A general overweight positioning to equity securities and underweight positioning to fixed income securities contributed positively to the Fund’s performance relative to the Blended Index.Within equity securities, the Fund’s emphasis on higher-dividend-paying markets outside the United States and security selection within the information technology and communication services sectors, as well as an overweight positioning to Europe, contributed positively to the Fund’s performance relative to the Blended Index.Within fixed income securities, the Fund’s selection effect, particularly within corporate bonds and securitized segments, contributed positively to the Fund’s performance relative to the Blended Index.

How did the Fund perform since inception?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fib/TIBOX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

The Blended Index is composed of 25% Bloomberg U.S. Aggregate Total Return Index Value USD and 75% MSCI World Net Total Return USD Index, rebalanced monthly.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$43.00	0.80%

Thornburg Investment Income Builder Fund Tailored Shareholder Report	3/31/26 TH6270

Annual Performance	1 Year	5 Year
Investment Income Builder Fund Class R6	38.43%	15.59%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%
MSCI World Net Total Return USD Index	18.90%	10.27%
Thornburg Investment Income Builder Fund’s Blended Index	15.18%	7.82%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$21,114.9M
Number of Holdings	328
Portfolio Turnover	5.63%
Total Advisory Fee	$66.2M

What did the Fund invest in?

(as of March 31, 2026)

Portfolio Composition	(%)
Foreign Equity	66.2
Domestic Equity	21.4
Domestic Other Bonds	2.6
Domestic Corporate Bonds	2.1
Foreign Bonds	1.7
Other Assets Less Liabilities	6.0
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Summit Fund Tailored Shareholder Report

Thornburg Summit Fund CLASS: A TICKER: TSAMX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Summit Fund Class A Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares outperformed the benchmark composed of 60% MSCI All Country World Net Total Return USD Index and 40% Bloomberg Global-Aggregate Total Return Index Value Unhedged USD (the “Blended Index”) during the 6-month period ended March 31, 2026.The Fund’s security selection within equity securities contributed positively to performance relative to the Blended Index.Within equity securities, selection effects from communication services, energy, and information technology sectors contributed positively to performance relative to the Blended Index, while security selection within the consumer discretionary sector detracted from performance relative to the Blended Index.The Fund’s relative underweight positioning to fixed income securities contributed positively to performance relative to the Blended Index.

How did the Fund perform since inception?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fs/TSAMX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

The Blended Index is composed of 60% MSCI All Country World Net Total Return USD Index and 40% Bloomberg Global-Aggregate Total Return Index Value Unhedged USD, rebalanced monthly.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48.00	0.94%

Thornburg Summit Fund Tailored Shareholder Report	3/31/26 TH6319

Annual Performance	1 Year
Summit Fund Class A (with sales charge)	16.00%
Summit Fund Class A (without sales charge)	21.49%
Bloomberg Global-Aggregate Total Return Index Value Unhedged USD	4.26%
MSCI All Country World Net Total Return USD Index	20.01%
Thornburg Summit Fund’s Blended Index	13.57%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$105.7M
Number of Holdings	209
Portfolio Turnover	18.00%
Total Advisory Fee	$0.2M

What did the Fund invest in?

(as of March 31, 2026)

Portfolio Composition	(%)
Foreign Equity	32.5
Domestic Equity	30.7
Domestic Other Bonds	26.1
Domestic Corporate Bonds	4.7
Foreign Bonds	4.2
Other Assets Less Liabilities	1.8
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Summit Fund Tailored Shareholder Report

Thornburg Summit Fund CLASS: I TICKER: TSUMX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Summit Fund Class I Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares outperformed the benchmark composed of 60% MSCI All Country World Net Total Return USD Index and 40% Bloomberg Global-Aggregate Total Return Index Value Unhedged USD (the “Blended Index”) during the 6-month period ended March 31, 2026.The Fund’s security selection within equity securities contributed positively to performance relative to the Blended Index.Within equity securities, selection effects from communication services, energy, and information technology sectors contributed positively to performance relative to the Blended Index, while security selection within the consumer discretionary sector detracted from performance relative to the Blended Index.The Fund’s relative underweight positioning to fixed income securities contributed positively to performance relative to the Blended Index.

How did the Fund perform since inception?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fs/TSUMX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

The Blended Index is composed of 60% MSCI All Country World Net Total Return USD Index and 40% Bloomberg Global-Aggregate Total Return Index Value Unhedged USD, rebalanced monthly.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35.00	0.69%

Thornburg Summit Fund Tailored Shareholder Report	3/31/26 TH6320

Annual Performance	1 Year	5 Year
Summit Fund Class I	21.76%	8.62%
Bloomberg Global-Aggregate Total Return Index Value Unhedged USD	4.26%	-1.46%
MSCI All Country World Net Total Return USD Index	20.01%	9.49%
Thornburg Summit Fund’s Blended Index	13.57%	5.11%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$105.7M
Number of Holdings	209
Portfolio Turnover	18.00%
Total Advisory Fee	$0.2M

What did the Fund invest in?

(as of March 31, 2026)

Portfolio Composition	(%)
Foreign Equity	32.5
Domestic Equity	30.7
Domestic Other Bonds	26.1
Domestic Corporate Bonds	4.7
Foreign Bonds	4.2
Other Assets Less Liabilities	1.8
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Ultra Short Income Fund Tailored Shareholder Report

Thornburg Ultra Short Income Fund CLASS: A TICKER: TLDAX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Ultra Short Income Fund Class A Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares outperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fldi/TLDAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$27.00	0.53%

Thornburg Ultra Short Income Fund Tailored Shareholder Report	3/31/26 TH6260

Annual Performance	1 Year	5 Year	10 Year
Ultra Short Income Fund Class A (with sales charge)	1.75%	2.82%	2.51%
Ultra Short Income Fund Class A (without sales charge)	4.08%	3.29%	2.67%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%	1.70%
ICE BofA U.S. Treasury Bill Index	4.11%	3.37%	2.28%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$266.2M
Number of Holdings	318
Portfolio Turnover	30.13%
Total Advisory Fee	$0.3M

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
U.S. Government	4.2
AAA	27.5
AA	7.0
A	13.5
BBB	27.1
NR	3.4
Below Invest. Grade	4.0
Cash Equivalents & Other	13.3
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Ultra Short Income Fund Tailored Shareholder Report

Thornburg Ultra Short Income Fund CLASS: I TICKER: TLDIX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Ultra Short Income Fund Class I Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares outperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fldi/TLDIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16.00	0.32%

Thornburg Ultra Short Income Fund Tailored Shareholder Report	3/31/26 TH6261

Annual Performance	1 Year	5 Year	10 Year
Ultra Short Income Fund Class I	4.35%	3.49%	2.86%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%	1.70%
ICE BofA U.S. Treasury Bill Index	4.11%	3.37%	2.28%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$266.2M
Number of Holdings	318
Portfolio Turnover	30.13%
Total Advisory Fee	$0.3M

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
U.S. Government	4.2
AAA	27.5
AA	7.0
A	13.5
BBB	27.1
NR	3.4
Below Invest. Grade	4.0
Cash Equivalents & Other	13.3
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Limited Term U.S. Government Fund Tailored Shareholder Report

Thornburg Limited Term U.S. Government Fund CLASS: A TICKER: LTUSX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Limited Term U.S. Government Fund Class A Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares outperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgov/LTUSX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49.00	0.97%

Thornburg Limited Term U.S. Government Fund Tailored Shareholder Report	3/31/26 TH6235

Annual Performance	1 Year	5 Year	10 Year
Limited Term U.S. Government Fund Class A (with sales charge)	1.95%	0.43%	0.93%
Limited Term U.S. Government Fund Class A (without sales charge)	4.31%	0.89%	1.08%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%	1.70%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged	3.98%	1.00%	1.53%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$82.6M
Number of Holdings	135
Portfolio Turnover	23.31%
Total Advisory Fee	$0.2M

What did the Fund invest in?

(as of March 31, 2026)

Types of Holdings	(%)
U.S. Treasury Securities	16.0
U.S. Government Agencies	6.5
Mortgage Backed	68.3
Corporate Bonds	3.2
Cash Equivalents & Other	6.0
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Limited Term U.S. Government Fund Tailored Shareholder Report

Thornburg Limited Term U.S. Government Fund CLASS: C TICKER: LTUCX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Limited Term U.S. Government Fund Class C Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C shares outperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgov/LTUCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$61.00	1.22%

Thornburg Limited Term U.S. Government Fund Tailored Shareholder Report	3/31/26 TH6236

Annual Performance	1 Year	5 Year	10 Year
Limited Term U.S. Government Fund Class C (with sales charge)	3.61%	0.59%	0.77%
Limited Term U.S. Government Fund Class C (without sales charge)	4.11%	0.59%	0.77%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%	1.70%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged	3.98%	1.00%	1.53%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$82.6M
Number of Holdings	135
Portfolio Turnover	23.31%
Total Advisory Fee	$0.2M

What did the Fund invest in?

(as of March 31, 2026)

Types of Holdings	(%)
U.S. Treasury Securities	16.0
U.S. Government Agencies	6.5
Mortgage Backed	68.3
Corporate Bonds	3.2
Cash Equivalents & Other	6.0
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Limited Term U.S. Government Fund Tailored Shareholder Report

Thornburg Limited Term U.S. Government Fund CLASS: C2 TICKER: LTUQX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Limited Term U.S. Government Fund Class C2 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C2 shares outperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.

How did the Fund perform since inception?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C2	$64.00	1.27%

Thornburg Limited Term U.S. Government Fund Tailored Shareholder Report	3/31/26 TH6241

Annual Performance	1 Year	5 Year
Limited Term U.S. Government Fund Class C2 (with sales charge)	3.46%	0.61%
Limited Term U.S. Government Fund Class C2 (without sales charge)	4.11%	0.61%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged	3.98%	1.00%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$82.6M
Number of Holdings	135
Portfolio Turnover	23.31%
Total Advisory Fee	$0.2M

What did the Fund invest in?

(as of March 31, 2026)

Types of Holdings	(%)
U.S. Treasury Securities	16.0
U.S. Government Agencies	6.5
Mortgage Backed	68.3
Corporate Bonds	3.2
Cash Equivalents & Other	6.0
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Limited Term U.S. Government Fund Tailored Shareholder Report

Thornburg Limited Term U.S. Government Fund CLASS: I TICKER: LTUIX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Limited Term U.S. Government Fund Class I Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares outperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgov/LTUIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34.00	0.67%

Thornburg Limited Term U.S. Government Fund Tailored Shareholder Report	3/31/26 TH6237

Annual Performance	1 Year	5 Year	10 Year
Limited Term U.S. Government Fund Class I	4.62%	1.19%	1.38%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%	1.70%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged	3.98%	1.00%	1.53%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$82.6M
Number of Holdings	135
Portfolio Turnover	23.31%
Total Advisory Fee	$0.2M

What did the Fund invest in?

(as of March 31, 2026)

Types of Holdings	(%)
U.S. Treasury Securities	16.0
U.S. Government Agencies	6.5
Mortgage Backed	68.3
Corporate Bonds	3.2
Cash Equivalents & Other	6.0
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Limited Term U.S. Government Fund Tailored Shareholder Report

Thornburg Limited Term U.S. Government Fund CLASS: R3 TICKER: LTURX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Limited Term U.S. Government Fund Class R3 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R3 shares outperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgov/LTURX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$53.00	1.05%

Thornburg Limited Term U.S. Government Fund Tailored Shareholder Report	3/31/26 TH6238

Annual Performance	1 Year	5 Year	10 Year
Limited Term U.S. Government Fund Class R3	4.35%	0.86%	1.02%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%	1.70%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged	3.98%	1.00%	1.53%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$82.6M
Number of Holdings	135
Portfolio Turnover	23.31%
Total Advisory Fee	$0.2M

What did the Fund invest in?

(as of March 31, 2026)

Types of Holdings	(%)
U.S. Treasury Securities	16.0
U.S. Government Agencies	6.5
Mortgage Backed	68.3
Corporate Bonds	3.2
Cash Equivalents & Other	6.0
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Limited Term U.S. Government Fund Tailored Shareholder Report

Thornburg Limited Term U.S. Government Fund CLASS: R4 TICKER: LTUGX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Limited Term U.S. Government Fund Class R4 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R4 shares outperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgov/LTUGX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$48.00	0.96%

Thornburg Limited Term U.S. Government Fund Tailored Shareholder Report	3/31/26 TH6239

Annual Performance	1 Year	5 Year	10 Year
Limited Term U.S. Government Fund Class R4	4.39%	0.85%	1.02%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%	1.70%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged	3.98%	1.00%	1.53%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$82.6M
Number of Holdings	135
Portfolio Turnover	23.31%
Total Advisory Fee	$0.2M

What did the Fund invest in?

(as of March 31, 2026)

Types of Holdings	(%)
U.S. Treasury Securities	16.0
U.S. Government Agencies	6.5
Mortgage Backed	68.3
Corporate Bonds	3.2
Cash Equivalents & Other	6.0
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Limited Term U.S. Government Fund Tailored Shareholder Report

Thornburg Limited Term U.S. Government Fund CLASS: R5 TICKER: LTGRX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Limited Term U.S. Government Fund Class R5 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R5 shares outperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgov/LTGRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$34.00	0.67%

Thornburg Limited Term U.S. Government Fund Tailored Shareholder Report	3/31/26 TH6240

Annual Performance	1 Year	5 Year	10 Year
Limited Term U.S. Government Fund Class R5	4.70%	1.17%	1.35%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%	1.70%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged	3.98%	1.00%	1.53%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$82.6M
Number of Holdings	135
Portfolio Turnover	23.31%
Total Advisory Fee	$0.2M

What did the Fund invest in?

(as of March 31, 2026)

Types of Holdings	(%)
U.S. Treasury Securities	16.0
U.S. Government Agencies	6.5
Mortgage Backed	68.3
Corporate Bonds	3.2
Cash Equivalents & Other	6.0
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Limited Term Income Fund Tailored Shareholder Report

Thornburg Limited Term Income Fund CLASS: A TICKER: THIFX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class A Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares outperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fli/THIFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39.00	0.78%

Thornburg Limited Term Income Fund Tailored Shareholder Report	3/31/26 TH6252

Annual Performance	1 Year	5 Year	10 Year
Limited Term Income Fund Class A (with sales charge)	2.29%	1.55%	2.41%
Limited Term Income Fund Class A (without sales charge)	4.65%	2.01%	2.56%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	4.41%	1.33%	2.04%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%	1.70%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$6,208.1M
Number of Holdings	784
Portfolio Turnover	14.13%
Total Advisory Fee	$10.0M

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
U.S. Government	27.4
AAA	20.5
AA	7.9
A	15.9
BBB	23.1
NR	1.3
Below Invest. Grade	0.1
Cash Equivalents & Other	3.8
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Limited Term Income Fund Tailored Shareholder Report

Thornburg Limited Term Income Fund CLASS: C TICKER: THICX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class C Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C shares outperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fli/THICX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$51.00	1.02%

Thornburg Limited Term Income Fund Tailored Shareholder Report	3/31/26 TH6253

Annual Performance	1 Year	5 Year	10 Year
Limited Term Income Fund Class C (with sales charge)	3.92%	1.78%	2.33%
Limited Term Income Fund Class C (without sales charge)	4.42%	1.78%	2.33%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	4.41%	1.33%	2.04%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%	1.70%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$6,208.1M
Number of Holdings	784
Portfolio Turnover	14.13%
Total Advisory Fee	$10.0M

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
U.S. Government	27.4
AAA	20.5
AA	7.9
A	15.9
BBB	23.1
NR	1.3
Below Invest. Grade	0.1
Cash Equivalents & Other	3.8
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Limited Term Income Fund Tailored Shareholder Report

Thornburg Limited Term Income Fund CLASS: C2 TICKER: THIQX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class C2 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C2 shares outperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.

How did the Fund perform since inception?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C2	$61.00	1.21%

Thornburg Limited Term Income Fund Tailored Shareholder Report	3/31/26 TH6259

Annual Performance	1 Year	5 Year
Limited Term Income Fund Class C2 (with sales charge)	3.54%	1.54%
Limited Term Income Fund Class C2 (without sales charge)	4.19%	1.54%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	4.41%	1.33%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$6,208.1M
Number of Holdings	784
Portfolio Turnover	14.13%
Total Advisory Fee	$10.0M

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
U.S. Government	27.4
AAA	20.5
AA	7.9
A	15.9
BBB	23.1
NR	1.3
Below Invest. Grade	0.1
Cash Equivalents & Other	3.8
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Limited Term Income Fund Tailored Shareholder Report

Thornburg Limited Term Income Fund CLASS: I TICKER: THIIX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class I Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares outperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fli/THIIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25.00	0.49%

Thornburg Limited Term Income Fund Tailored Shareholder Report	3/31/26 TH6254

Annual Performance	1 Year	5 Year	10 Year
Limited Term Income Fund Class I	5.01%	2.30%	2.88%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	4.41%	1.33%	2.04%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%	1.70%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$6,208.1M
Number of Holdings	784
Portfolio Turnover	14.13%
Total Advisory Fee	$10.0M

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
U.S. Government	27.4
AAA	20.5
AA	7.9
A	15.9
BBB	23.1
NR	1.3
Below Invest. Grade	0.1
Cash Equivalents & Other	3.8
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Limited Term Income Fund Tailored Shareholder Report

Thornburg Limited Term Income Fund CLASS: R3 TICKER: THIRX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class R3 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R3 shares outperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fli/THIRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$50.00	0.99%

Thornburg Limited Term Income Fund Tailored Shareholder Report	3/31/26 TH6255

Annual Performance	1 Year	5 Year	10 Year
Limited Term Income Fund Class R3	4.44%	1.80%	2.37%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	4.41%	1.33%	2.04%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%	1.70%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$6,208.1M
Number of Holdings	784
Portfolio Turnover	14.13%
Total Advisory Fee	$10.0M

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
U.S. Government	27.4
AAA	20.5
AA	7.9
A	15.9
BBB	23.1
NR	1.3
Below Invest. Grade	0.1
Cash Equivalents & Other	3.8
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Limited Term Income Fund Tailored Shareholder Report

Thornburg Limited Term Income Fund CLASS: R4 TICKER: THRIX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class R4 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R4 shares outperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fli/THRIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$46.00	0.92%

Thornburg Limited Term Income Fund Tailored Shareholder Report	3/31/26 TH6256

Annual Performance	1 Year	5 Year	10 Year
Limited Term Income Fund Class R4	4.48%	1.79%	2.37%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	4.41%	1.33%	2.04%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%	1.70%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$6,208.1M
Number of Holdings	784
Portfolio Turnover	14.13%
Total Advisory Fee	$10.0M

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
U.S. Government	27.4
AAA	20.5
AA	7.9
A	15.9
BBB	23.1
NR	1.3
Below Invest. Grade	0.1
Cash Equivalents & Other	3.8
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Limited Term Income Fund Tailored Shareholder Report

Thornburg Limited Term Income Fund CLASS: R5 TICKER: THRRX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class R5 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R5 shares outperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fli/THRRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$25.00	0.49%

Thornburg Limited Term Income Fund Tailored Shareholder Report	3/31/26 TH6257

Annual Performance	1 Year	5 Year	10 Year
Limited Term Income Fund Class R5	4.92%	2.30%	2.82%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	4.41%	1.33%	2.04%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%	1.70%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$6,208.1M
Number of Holdings	784
Portfolio Turnover	14.13%
Total Advisory Fee	$10.0M

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
U.S. Government	27.4
AAA	20.5
AA	7.9
A	15.9
BBB	23.1
NR	1.3
Below Invest. Grade	0.1
Cash Equivalents & Other	3.8
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Limited Term Income Fund Tailored Shareholder Report

Thornburg Limited Term Income Fund CLASS: R6 TICKER: THRLX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class R6 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R6 shares outperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.

How did the Fund perform since inception?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fli/THRLX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$21.00	0.42%

Thornburg Limited Term Income Fund Tailored Shareholder Report	3/31/26 TH6258

Annual Performance	1 Year	5 Year
Limited Term Income Fund Class R6	5.08%	2.37%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	4.41%	1.33%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$6,208.1M
Number of Holdings	784
Portfolio Turnover	14.13%
Total Advisory Fee	$10.0M

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
U.S. Government	27.4
AAA	20.5
AA	7.9
A	15.9
BBB	23.1
NR	1.3
Below Invest. Grade	0.1
Cash Equivalents & Other	3.8
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Core Plus Bond Fund Tailored Shareholder Report

Thornburg Core Plus Bond Fund CLASS: A TICKER: THCAX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Core Plus Bond Fund Class A Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares underperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.

How did the Fund perform since inception?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcb/THCAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38.00	0.75%

Thornburg Core Plus Bond Fund Tailored Shareholder Report	3/31/26 TH6322

Annual Performance	1 Year
Core Plus Bond Fund Class A (with sales charge)	-0.54%
Core Plus Bond Fund Class A (without sales charge)	4.13%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$96.1M
Number of Holdings	321
Portfolio Turnover	27.44%
Total Advisory Fee	$0.2M

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
U.S. Government	39.0
AAA	12.0
AA	3.7
A	10.3
BBB	18.5
NR	4.9
Below Invest. Grade	10.1
Cash Equivalents & Other	1.5
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Core Plus Bond Fund Tailored Shareholder Report

Thornburg Core Plus Bond Fund CLASS: C TICKER: THCCX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Core Plus Bond Fund Class C Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C shares underperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.

How did the Fund perform since inception?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcb/THCCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75.00	1.50%

Thornburg Core Plus Bond Fund Tailored Shareholder Report	3/31/26 TH6323

Annual Performance	1 Year
Core Plus Bond Fund Class C (with sales charge)	2.39%
Core Plus Bond Fund Class C (without sales charge)	3.38%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$96.1M
Number of Holdings	321
Portfolio Turnover	27.44%
Total Advisory Fee	$0.2M

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
U.S. Government	39.0
AAA	12.0
AA	3.7
A	10.3
BBB	18.5
NR	4.9
Below Invest. Grade	10.1
Cash Equivalents & Other	1.5
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Core Plus Bond Fund Tailored Shareholder Report

Thornburg Core Plus Bond Fund CLASS: I TICKER: THCIX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Core Plus Bond Fund Class I Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares underperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.

How did the Fund perform since inception?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcb/THCIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25.00	0.50%

Thornburg Core Plus Bond Fund Tailored Shareholder Report	3/31/26 TH6324

Annual Performance	1 Year
Core Plus Bond Fund Class I	4.47%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$96.1M
Number of Holdings	321
Portfolio Turnover	27.44%
Total Advisory Fee	$0.2M

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
U.S. Government	39.0
AAA	12.0
AA	3.7
A	10.3
BBB	18.5
NR	4.9
Below Invest. Grade	10.1
Cash Equivalents & Other	1.5
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Core Plus Bond Fund Tailored Shareholder Report

Thornburg Core Plus Bond Fund CLASS: R6 TICKER: THCSX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Core Plus Bond Fund Class R6 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R6 shares underperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.

How did the Fund perform since inception?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcb/THCSX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$25.00	0.49%

Thornburg Core Plus Bond Fund Tailored Shareholder Report	3/31/26 TH6328

Annual Performance	1 Year
Core Plus Bond Fund Class R6	4.38%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$96.1M
Number of Holdings	321
Portfolio Turnover	27.44%
Total Advisory Fee	$0.2M

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
U.S. Government	39.0
AAA	12.0
AA	3.7
A	10.3
BBB	18.5
NR	4.9
Below Invest. Grade	10.1
Cash Equivalents & Other	1.5
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Strategic Income Fund Tailored Shareholder Report

Thornburg Strategic Income Fund CLASS: A TICKER: TSIAX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Strategic Income Fund Class A Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares underperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsi/TSIAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49.00	0.99%

Thornburg Strategic Income Fund Tailored Shareholder Report	3/31/26 TH6271

Annual Performance	1 Year	5 Year	10 Year
Strategic Income Fund Class A (with sales charge)	0.01%	1.80%	3.64%
Strategic Income Fund Class A (without sales charge)	4.71%	2.74%	4.11%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%	1.70%
Bloomberg U.S. Universal Total Return Index Value Unhedged	4.64%	0.65%	2.11%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$10,165.4M
Number of Holdings	1,219
Portfolio Turnover	17.38%
Total Advisory Fee	$26.2M

What did the Fund invest in?

(as of March 31, 2026)

Fixed Income Credit Quality*	(%)
U.S. Government	24.8
AAA	11.5
AA	3.5
A	11.5
BBB	24.4
BB	13.8
B	3.4
CC	0.0
CCC	0.1
D	0.2
NR	4.9
Cash Equivalents & Other	2.0

2.0%
4.9%
0.2%
0.1%
0.0%
3.4%
24.8%
13.8%
11.5%
24.4%
3.5%
11.5%

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Strategic Income Fund Tailored Shareholder Report

Thornburg Strategic Income Fund CLASS: C TICKER: TSICX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Strategic Income Fund Class C Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C shares underperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsi/TSICX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85.00	1.70%

Thornburg Strategic Income Fund Tailored Shareholder Report	3/31/26 TH6272

Annual Performance	1 Year	5 Year	10 Year
Strategic Income Fund Class C (with sales charge)	2.96%	2.00%	3.37%
Strategic Income Fund Class C (without sales charge)	3.96%	2.00%	3.37%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%	1.70%
Bloomberg U.S. Universal Total Return Index Value Unhedged	4.64%	0.65%	2.11%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$10,165.4M
Number of Holdings	1,219
Portfolio Turnover	17.38%
Total Advisory Fee	$26.2M

What did the Fund invest in?

(as of March 31, 2026)

Fixed Income Credit Quality*	(%)
U.S. Government	24.8
AAA	11.5
AA	3.5
A	11.5
BBB	24.4
BB	13.8
B	3.4
CC	0.0
CCC	0.1
D	0.2
NR	4.9
Cash Equivalents & Other	2.0
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Strategic Income Fund Tailored Shareholder Report

Thornburg Strategic Income Fund CLASS: I TICKER: TSIIX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Strategic Income Fund Class I Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares outperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsi/TSIIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30.00	0.60%

Thornburg Strategic Income Fund Tailored Shareholder Report	3/31/26 TH6273

Annual Performance	1 Year	5 Year	10 Year
Strategic Income Fund Class I	5.11%	3.14%	4.50%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%	1.70%
Bloomberg U.S. Universal Total Return Index Value Unhedged	4.64%	0.65%	2.11%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$10,165.4M
Number of Holdings	1,219
Portfolio Turnover	17.38%
Total Advisory Fee	$26.2M

What did the Fund invest in?

(as of March 31, 2026)

Fixed Income Credit Quality*	(%)
U.S. Government	24.8
AAA	11.5
AA	3.5
A	11.5
BBB	24.4
BB	13.8
B	3.4
CC	0.0
CCC	0.1
D	0.2
NR	4.9
Cash Equivalents & Other	2.0
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Strategic Income Fund Tailored Shareholder Report

Thornburg Strategic Income Fund CLASS: R3 TICKER: TSIRX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Strategic Income Fund Class R3 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R3 shares underperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsi/TSIRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$63.00	1.25%

Thornburg Strategic Income Fund Tailored Shareholder Report	3/31/26 TH6274

Annual Performance	1 Year	5 Year	10 Year
Strategic Income Fund Class R3	4.43%	2.48%	3.89%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%	1.70%
Bloomberg U.S. Universal Total Return Index Value Unhedged	4.64%	0.65%	2.11%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$10,165.4M
Number of Holdings	1,219
Portfolio Turnover	17.38%
Total Advisory Fee	$26.2M

What did the Fund invest in?

(as of March 31, 2026)

Fixed Income Credit Quality*	(%)
U.S. Government	24.8
AAA	11.5
AA	3.5
A	11.5
BBB	24.4
BB	13.8
B	3.4
CC	0.0
CCC	0.1
D	0.2
NR	4.9
Cash Equivalents & Other	2.0
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Strategic Income Fund Tailored Shareholder Report

Thornburg Strategic Income Fund CLASS: R4 TICKER: TSRIX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Strategic Income Fund Class R4 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R4 shares underperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsi/TSRIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$63.00	1.25%

Thornburg Strategic Income Fund Tailored Shareholder Report	3/31/26 TH6275

Annual Performance	1 Year	5 Year	10 Year
Strategic Income Fund Class R4	4.34%	2.46%	3.87%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%	1.70%
Bloomberg U.S. Universal Total Return Index Value Unhedged	4.64%	0.65%	2.11%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$10,165.4M
Number of Holdings	1,219
Portfolio Turnover	17.38%
Total Advisory Fee	$26.2M

What did the Fund invest in?

(as of March 31, 2026)

Fixed Income Credit Quality*	(%)
U.S. Government	24.8
AAA	11.5
AA	3.5
A	11.5
BBB	24.4
BB	13.8
B	3.4
CC	0.0
CCC	0.1
D	0.2
NR	4.9
Cash Equivalents & Other	2.0
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Strategic Income Fund Tailored Shareholder Report

Thornburg Strategic Income Fund CLASS: R5 TICKER: TSRRX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Strategic Income Fund Class R5 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R5 shares outperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsi/TSRRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$30.00	0.60%

Thornburg Strategic Income Fund Tailored Shareholder Report	3/31/26 TH6276

Annual Performance	1 Year	5 Year	10 Year
Strategic Income Fund Class R5	5.11%	3.14%	4.51%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%	1.70%
Bloomberg U.S. Universal Total Return Index Value Unhedged	4.64%	0.65%	2.11%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$10,165.4M
Number of Holdings	1,219
Portfolio Turnover	17.38%
Total Advisory Fee	$26.2M

What did the Fund invest in?

(as of March 31, 2026)

Fixed Income Credit Quality*	(%)
U.S. Government	24.8
AAA	11.5
AA	3.5
A	11.5
BBB	24.4
BB	13.8
B	3.4
CC	0.0
CCC	0.1
D	0.2
NR	4.9
Cash Equivalents & Other	2.0
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Strategic Income Fund Tailored Shareholder Report

Thornburg Strategic Income Fund CLASS: R6 TICKER: TSRSX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Strategic Income Fund Class R6 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R6 shares outperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.

How did the Fund perform since inception?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsi/TSRSX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$27.00	0.53%

Thornburg Strategic Income Fund Tailored Shareholder Report	3/31/26 TH6277

Annual Performance	1 Year	5 Year
Strategic Income Fund Class R6	5.18%	3.22%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%
Bloomberg U.S. Universal Total Return Index Value Unhedged	4.64%	0.65%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$10,165.4M
Number of Holdings	1,219
Portfolio Turnover	17.38%
Total Advisory Fee	$26.2M

What did the Fund invest in?

(as of March 31, 2026)

Fixed Income Credit Quality*	(%)
U.S. Government	24.8
AAA	11.5
AA	3.5
A	11.5
BBB	24.4
BB	13.8
B	3.4
CC	0.0
CCC	0.1
D	0.2
NR	4.9
Cash Equivalents & Other	2.0

Expressed as a percentage of the Fund’s net assets.

* Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Short Duration Municipal Fund Tailored Shareholder Report

Thornburg Short Duration Municipal Fund CLASS: A TICKER: TLMAX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Short Duration Municipal Fund Class A Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares underperformed the ICE BofA US Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2026.

Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s underperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.

Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fldm/TLMAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35.00	0.70%

Thornburg Short Duration Municipal Fund Tailored Shareholder Report	3/31/26 TH6229

Annual Performance	1 Year	5 Year	10 Year
Short Duration Municipal Fund Class A (with sales charge)	0.70%	0.95%	0.97%
Short Duration Municipal Fund Class A (without sales charge)	2.99%	1.41%	1.12%
ICE BofA 1-3 Year U.S. Municipal Securities Index	3.29%	1.66%	1.61%
ICE BofA U.S. Municipal Securities Index	4.29%	0.87%	2.19%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$94.2M
Number of Holdings	107
Portfolio Turnover	23.41%
Total Advisory Fee	$0.2M

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
AAA	3.3
AA	36.7
A	39.9
BBB	9.4
NR	5.4
Below Invest. Grade	0.0
Cash & Cash Equivalent	5.3

Expressed as a percentage of the Fund’s net assets.

* Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Short Duration Municipal Fund Tailored Shareholder Report

Thornburg Short Duration Municipal Fund CLASS: I TICKER: TLMIX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Short Duration Municipal Fund Class I Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares underperformed the ICE BofA US Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s underperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fldm/TLMIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25.00	0.50%

Thornburg Short Duration Municipal Fund Tailored Shareholder Report	3/31/26 TH6230

Annual Performance	1 Year	5 Year	10 Year
Short Duration Municipal Fund Class I	3.19%	1.63%	1.33%
ICE BofA 1-3 Year U.S. Municipal Securities Index	3.29%	1.66%	1.61%
ICE BofA U.S. Municipal Securities Index	4.29%	0.87%	2.19%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$94.2M
Number of Holdings	107
Portfolio Turnover	23.41%
Total Advisory Fee	$0.2M

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
AAA	3.3
AA	36.7
A	39.9
BBB	9.4
NR	5.4
Below Invest. Grade	0.0
Cash & Cash Equivalent	5.3
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Limited Term Municipal Fund Tailored Shareholder Report

Thornburg Limited Term Municipal Fund CLASS: A TICKER: LTMFX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Limited Term Municipal Fund Class A Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares underperformed the ICE BofA US Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s underperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit www.thornburg.com/product/mutual-funds/flm/ LTMFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39.00	0.79%

Thornburg Limited Term Municipal Fund Tailored Shareholder Report	3/31/26 TH6225

Annual Performance	1 Year	5 Year	10 Year
Limited Term Municipal Fund Class A (with sales charge)	1.33%	0.52%	1.14%
Limited Term Municipal Fund Class A (without sales charge)	3.66%	0.98%	1.29%
ICE BofA 1-10 Year U.S. Municipal Securities Index	4.12%	1.29%	1.85%
ICE BofA U.S. Municipal Securities Index	4.29%	0.87%	2.19%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$2,137.1M
Number of Holdings	796
Portfolio Turnover	9.90%
Total Advisory Fee	$3.8M

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
AAA	4.8
AA	39.3
A	43.5
BBB	4.8
NR	2.5
Below Invest. Grade	0.2
Cash & Cash Equivalent	4.9
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Limited Term Municipal Fund Tailored Shareholder Report

Thornburg Limited Term Municipal Fund CLASS: C TICKER: LTMCX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Limited Term Municipal Fund Class C Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C shares underperformed the ICE BofA US Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s underperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/flm/LTMCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$56.00	1.11%

Thornburg Limited Term Municipal Fund Tailored Shareholder Report	3/31/26 TH6226

Annual Performance	1 Year	5 Year	10 Year
Limited Term Municipal Fund Class C (with sales charge)	2.83%	0.71%	1.02%
Limited Term Municipal Fund Class C (without sales charge)	3.33%	0.71%	1.02%
ICE BofA 1-10 Year U.S. Municipal Securities Index	4.12%	1.29%	1.85%
ICE BofA U.S. Municipal Securities Index	4.29%	0.87%	2.19%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$2,137.1M
Number of Holdings	796
Portfolio Turnover	9.90%
Total Advisory Fee	$3.8M

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
AAA	4.8
AA	39.3
A	43.5
BBB	4.8
NR	2.5
Below Invest. Grade	0.2
Cash & Cash Equivalent	4.9
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Limited Term Municipal Fund Tailored Shareholder Report

Thornburg Limited Term Municipal Fund CLASS: C2 TICKER: LTMQX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Limited Term Municipal Fund Class C2 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C2 shares underperformed the ICE BofA US Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s underperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

How did the Fund perform since inception?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C2	$63.00	1.27%

Thornburg Limited Term Municipal Fund Tailored Shareholder Report	3/31/26 TH6228

Annual Performance	1 Year	5 Year
Limited Term Municipal Fund Class C2 (with sales charge)	2.61%	0.49%
Limited Term Municipal Fund Class C2 (without sales charge)	3.26%	0.49%
ICE BofA 1-10 Year U.S. Municipal Securities Index	4.12%	1.29%
ICE BofA U.S. Municipal Securities Index	4.29%	0.87%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$2,137.1M
Number of Holdings	796
Portfolio Turnover	9.90%
Total Advisory Fee	$3.8M

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
AAA	4.8
AA	39.3
A	43.5
BBB	4.8
NR	2.5
Below Invest. Grade	0.2
Cash & Cash Equivalent	4.9
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Limited Term Municipal Fund Tailored Shareholder Report

Thornburg Limited Term Municipal Fund CLASS: I TICKER: LTMIX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Limited Term Municipal Fund Class I Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares underperformed the ICE BofA US Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s underperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/flm/LTMIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27.00	0.54%

Thornburg Limited Term Municipal Fund Tailored Shareholder Report	3/31/26 TH6227

Annual Performance	1 Year	5 Year	10 Year
Limited Term Municipal Fund Class I	3.93%	1.23%	1.55%
ICE BofA 1-10 Year U.S. Municipal Securities Index	4.12%	1.29%	1.85%
ICE BofA U.S. Municipal Securities Index	4.29%	0.87%	2.19%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$2,137.1M
Number of Holdings	796
Portfolio Turnover	9.90%
Total Advisory Fee	$3.8M

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
AAA	4.8
AA	39.3
A	43.5
BBB	4.8
NR	2.5
Below Invest. Grade	0.2
Cash & Cash Equivalent	4.9
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Intermediate Municipal Fund Tailored Shareholder Report

Thornburg Intermediate Municipal Fund CLASS: A TICKER: THIMX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Intermediate Municipal Fund Class A Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares outperformed the ICE BofA US Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fim/THIMX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36.00	0.72%

Thornburg Intermediate Municipal Fund Tailored Shareholder Report	3/31/26 TH6245

Annual Performance	1 Year	5 Year	10 Year
Intermediate Municipal Fund Class A (with sales charge)	2.29%	0.86%	1.59%
Intermediate Municipal Fund Class A (without sales charge)	4.40%	1.26%	1.79%
ICE BofA 3-15 Year U.S. Municipal Securities Index	4.67%	1.12%	2.12%
ICE BofA U.S. Municipal Securities Index	4.29%	0.87%	2.19%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$1,236.0M
Number of Holdings	615
Portfolio Turnover	5.03%
Total Advisory Fee	$2.7M

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
AAA	5.0
AA	37.2
A	37.8
BBB	6.0
NR	6.7
Below Invest. Grade	0.5
Cash & Cash Equivalent	6.9
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Intermediate Municipal Fund Tailored Shareholder Report

Thornburg Intermediate Municipal Fund CLASS: C TICKER: THMCX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Intermediate Municipal Fund Class C Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C shares underperformed the ICE BofA US Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2026.

Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s underperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.

Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fim/THMCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$55.00	1.09%

Thornburg Intermediate Municipal Fund Tailored Shareholder Report	3/31/26 TH6246

Annual Performance	1 Year	5 Year	10 Year
Intermediate Municipal Fund Class C (with sales charge)	3.33%	0.87%	1.42%
Intermediate Municipal Fund Class C (without sales charge)	3.93%	0.87%	1.42%
ICE BofA 3-15 Year U.S. Municipal Securities Index	4.67%	1.12%	2.12%
ICE BofA U.S. Municipal Securities Index	4.29%	0.87%	2.19%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$1,236.0M
Number of Holdings	615
Portfolio Turnover	5.03%
Total Advisory Fee	$2.7M

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
AAA	5.0
AA	37.2
A	37.8
BBB	6.0
NR	6.7
Below Invest. Grade	0.5
Cash & Cash Equivalent	6.9
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Intermediate Municipal Fund Tailored Shareholder Report

Thornburg Intermediate Municipal Fund CLASS: C2 TICKER: THMQX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Intermediate Municipal Fund Class C2 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C2 shares underperformed the ICE BofA US Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2026.

Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s underperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.

Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

How did the Fund perform since inception?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C2	$55.00	1.10%

Thornburg Intermediate Municipal Fund Tailored Shareholder Report	3/31/26 TH6248

Annual Performance	1 Year	5 Year
Intermediate Municipal Fund Class C2 (with sales charge)	3.29%	0.87%
Intermediate Municipal Fund Class C2 (without sales charge)	3.94%	0.87%
ICE BofA 3-15 Year U.S. Municipal Securities Index	4.67%	1.12%
ICE BofA U.S. Municipal Securities Index	4.29%	0.87%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$1,236.0M
Number of Holdings	615
Portfolio Turnover	5.03%
Total Advisory Fee	$2.7M

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
AAA	5.0
AA	37.2
A	37.8
BBB	6.0
NR	6.7
Below Invest. Grade	0.5
Cash & Cash Equivalent	6.9
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Intermediate Municipal Fund Tailored Shareholder Report

Thornburg Intermediate Municipal Fund CLASS: I TICKER: THMIX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Intermediate Municipal Fund Class I Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares outperformed the ICE BofA US Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fim/THMIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24.00	0.48%

Thornburg Intermediate Municipal Fund Tailored Shareholder Report	3/31/26 TH6247

Annual Performance	1 Year	5 Year	10 Year
Intermediate Municipal Fund Class I	4.66%	1.50%	2.04%
ICE BofA 3-15 Year U.S. Municipal Securities Index	4.67%	1.12%	2.12%
ICE BofA U.S. Municipal Securities Index	4.29%	0.87%	2.19%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$1,236.0M
Number of Holdings	615
Portfolio Turnover	5.03%
Total Advisory Fee	$2.7M

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
AAA	5.0
AA	37.2
A	37.8
BBB	6.0
NR	6.7
Below Invest. Grade	0.5
Cash & Cash Equivalent	6.9
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Strategic Municipal Income Tailored Shareholder Report

Thornburg Strategic Municipal Income CLASS: A TICKER: TSSAX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Strategic Municipal Income Class A Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares underperformed the ICE BofA US Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s underperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsm/TSSAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40.00	0.79%

Thornburg Strategic Municipal Income Tailored Shareholder Report	3/31/26 TH6249

Annual Performance	1 Year	5 Year	10 Year
Strategic Municipal Income Fund Class A (with sales charge)	1.62%	0.63%	1.54%
Strategic Municipal Income Fund Class A (without sales charge)	3.66%	1.03%	1.74%
ICE BofA U.S. Municipal Securities Index	4.29%	0.87%	2.19%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$406.1M
Number of Holdings	327
Portfolio Turnover	4.05%
Total Advisory Fee	$1.0M

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
AAA	2.5
AA	23.7
A	31.2
BBB	15.5
NR	19.6
Below Invest. Grade	2.6
Cash & Cash Equivalent	5.0
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Strategic Municipal Income Tailored Shareholder Report

Thornburg Strategic Municipal Income CLASS: C TICKER: TSSCX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Strategic Municipal Income Class C Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C shares underperformed the ICE BofA US Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s underperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsm/TSSCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$61.00	1.22%

Thornburg Strategic Municipal Income Tailored Shareholder Report	3/31/26 TH6250

Annual Performance	1 Year	5 Year	10 Year
Strategic Municipal Income Fund Class C (with sales charge)	2.52%	0.55%	1.27%
Strategic Municipal Income Fund Class C (without sales charge)	3.11%	0.55%	1.27%
ICE BofA U.S. Municipal Securities Index	4.29%	0.87%	2.19%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$406.1M
Number of Holdings	327
Portfolio Turnover	4.05%
Total Advisory Fee	$1.0M

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
AAA	2.5
AA	23.7
A	31.2
BBB	15.5
NR	19.6
Below Invest. Grade	2.6
Cash & Cash Equivalent	5.0
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Strategic Municipal Income Tailored Shareholder Report

Thornburg Strategic Municipal Income CLASS: I TICKER: TSSIX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Strategic Municipal Income Class I Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares underperformed the ICE BofA US Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s underperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsm/TSSIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28.00	0.56%

Thornburg Strategic Municipal Income Tailored Shareholder Report	3/31/26 TH6251

Annual Performance	1 Year	5 Year	10 Year
Strategic Municipal Income Fund Class I	3.89%	1.24%	1.97%
ICE BofA U.S. Municipal Securities Index	4.29%	0.87%	2.19%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$406.1M
Number of Holdings	327
Portfolio Turnover	4.05%
Total Advisory Fee	$1.0M

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
AAA	2.5
AA	23.7
A	31.2
BBB	15.5
NR	19.6
Below Invest. Grade	2.6
Cash & Cash Equivalent	5.0
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg California Limited Term Municipal Fund Tailored Shareholder Report

Thornburg California Limited Term Municipal Fund CLASS: A TICKER: LTCAX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg California Limited Term Municipal Fund Class A Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares underperformed the ICE BofA US Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s underperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fca/LTCAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37.00	0.74%

Thornburg California Limited Term Municipal Fund Tailored Shareholder Report	3/31/26 TH6231

Annual Performance	1 Year	5 Year	10 Year
California Limited Term Municipal Fund Class A (with sales charge)	1.30%	0.56%	0.90%
California Limited Term Municipal Fund Class A (without sales charge)	3.59%	1.02%	1.05%
ICE BofA U.S. Municipal Securities Index	4.29%	0.87%	2.19%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$294.4M
Number of Holdings	194
Portfolio Turnover	13.73%
Total Advisory Fee	$0.6M

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
AAA	1.7
AA	60.2
A	25.7
BBB	4.9
NR	1.4
Below Invest. Grade	0.3
Cash & Cash Equivalent	5.8
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg California Limited Term Municipal Fund Tailored Shareholder Report

Thornburg California Limited Term Municipal Fund CLASS: C TICKER: LTCCX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg California Limited Term Municipal Fund Class C Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C shares underperformed the ICE BofA US Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s underperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fca/LTCCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$50.00	1.01%

Thornburg California Limited Term Municipal Fund Tailored Shareholder Report	3/31/26 TH6232

Annual Performance	1 Year	5 Year	10 Year
California Limited Term Municipal Fund Class C (with sales charge)	2.81%	0.74%	0.78%
California Limited Term Municipal Fund Class C (without sales charge)	3.32%	0.74%	0.78%
ICE BofA U.S. Municipal Securities Index	4.29%	0.87%	2.19%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$294.4M
Number of Holdings	194
Portfolio Turnover	13.73%
Total Advisory Fee	$0.6M

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
AAA	1.7
AA	60.2
A	25.7
BBB	4.9
NR	1.4
Below Invest. Grade	0.3
Cash & Cash Equivalent	5.8
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg California Limited Term Municipal Fund Tailored Shareholder Report

Thornburg California Limited Term Municipal Fund CLASS: C2 TICKER: LTCQX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg California Limited Term Municipal Fund Class C2 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C2 shares underperformed the ICE BofA US Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s underperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

How did the Fund perform since inception?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C2	$53.00	1.06%

Thornburg California Limited Term Municipal Fund Tailored Shareholder Report	3/31/26 TH6234

Annual Performance	1 Year	5 Year
California Limited Term Municipal Fund Class C2 (with sales charge)	2.63%	0.73%
California Limited Term Municipal Fund Class C2 (without sales charge)	3.28%	0.73%
ICE BofA U.S. Municipal Securities Index	4.29%	0.87%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$294.4M
Number of Holdings	194
Portfolio Turnover	13.73%
Total Advisory Fee	$0.6M

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
AAA	1.7
AA	60.2
A	25.7
BBB	4.9
NR	1.4
Below Invest. Grade	0.3
Cash & Cash Equivalent	5.8
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg California Limited Term Municipal Fund Tailored Shareholder Report

Thornburg California Limited Term Municipal Fund CLASS: I TICKER: LTCIX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg California Limited Term Municipal Fund Class I Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares underperformed the ICE BofA US Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s underperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fca/LTCIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24.00	0.49%

Thornburg California Limited Term Municipal Fund Tailored Shareholder Report	3/31/26 TH6233

Annual Performance	1 Year	5 Year	10 Year
California Limited Term Municipal Fund Class I	3.85%	1.26%	1.31%
ICE BofA U.S. Municipal Securities Index	4.29%	0.87%	2.19%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$294.4M
Number of Holdings	194
Portfolio Turnover	13.73%
Total Advisory Fee	$0.6M

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
AAA	1.7
AA	60.2
A	25.7
BBB	4.9
NR	1.4
Below Invest. Grade	0.3
Cash & Cash Equivalent	5.8
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg New Mexico Intermediate Municipal Fund Tailored Shareholder Report

Thornburg New Mexico Intermediate Municipal Fund CLASS: A TICKER: THNMX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg New Mexico Intermediate Municipal Fund Class A Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares underperformed the ICE BofA US Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s underperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fnm/THNMX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48.00	0.97%

Thornburg New Mexico Intermediate Municipal Fund Tailored Shareholder Report	3/31/26 TH6242

Annual Performance	1 Year	5 Year	10 Year
New Mexico Intermediate Municipal Fund Class A (with sales charge)	1.35%	0.13%	0.97%
New Mexico Intermediate Municipal Fund Class A (without sales charge)	3.42%	0.52%	1.17%
ICE BofA U.S. Municipal Securities Index	4.29%	0.87%	2.19%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$87.7M
Number of Holdings	102
Portfolio Turnover	5.58%
Total Advisory Fee	$0.2M

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
AAA	22.0
AA	58.4
A	8.3
BBB	8.3
NR	0.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	3.0
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg New Mexico Intermediate Municipal Fund Tailored Shareholder Report

Thornburg New Mexico Intermediate Municipal Fund CLASS: D TICKER: THNDX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg New Mexico Intermediate Municipal Fund Class D Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class D shares underperformed the ICE BofA US Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s underperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fnm/THNDX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$61.00	1.22%

Thornburg New Mexico Intermediate Municipal Fund Tailored Shareholder Report	3/31/26 TH6243

Annual Performance	1 Year	5 Year	10 Year
New Mexico Intermediate Municipal Fund Class D	3.25%	0.29%	0.92%
ICE BofA U.S. Municipal Securities Index	4.29%	0.87%	2.19%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$87.7M
Number of Holdings	102
Portfolio Turnover	5.58%
Total Advisory Fee	$0.2M

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
AAA	22.0
AA	58.4
A	8.3
BBB	8.3
NR	0.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	3.0
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg New Mexico Intermediate Municipal Fund Tailored Shareholder Report

Thornburg New Mexico Intermediate Municipal Fund CLASS: I TICKER: THNIX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg New Mexico Intermediate Municipal Fund Class I Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares underperformed the ICE BofA US Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s underperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fnm/THNIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34.00	0.67%

Thornburg New Mexico Intermediate Municipal Fund Tailored Shareholder Report	3/31/26 TH6244

Annual Performance	1 Year	5 Year	10 Year
New Mexico Intermediate Municipal Fund Class I	3.83%	0.86%	1.49%
ICE BofA U.S. Municipal Securities Index	4.29%	0.87%	2.19%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$87.7M
Number of Holdings	102
Portfolio Turnover	5.58%
Total Advisory Fee	$0.2M

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
AAA	22.0
AA	58.4
A	8.3
BBB	8.3
NR	0.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	3.0
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg New York Intermediate Municipal Fund Tailored Shareholder Report

Thornburg New York Intermediate Municipal Fund CLASS: A TICKER: THNYX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg New York Intermediate Municipal Fund Class A Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares outperformed the ICE BofA U.S. Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fny/THNYX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49.00	0.97%

Thornburg New York Intermediate Municipal Fund Tailored Shareholder Report	3/31/26 TH6262

Annual Performance	1 Year	5 Year	10 Year
New York Intermediate Municipal Fund Class A (with sales charge)	1.96%	0.53%	1.07%
New York Intermediate Municipal Fund Class A (without sales charge)	4.03%	0.93%	1.27%
ICE BofA U.S. Municipal Securities Index	4.29%	0.87%	2.19%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$28.5M
Number of Holdings	79
Portfolio Turnover	3.97%
Total Advisory Fee	$40,505

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
AAA	8.5
AA	62.5
A	14.9
BBB	6.4
NR	2.1
Below Invest. Grade	0.0
Cash & Cash Equivalent	5.6
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg New York Intermediate Municipal Fund Tailored Shareholder Report

Thornburg New York Intermediate Municipal Fund CLASS: I TICKER: TNYIX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg New York Intermediate Municipal Fund Class I Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares outperformed the ICE BofA U.S. Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fny/TNYIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34.00	0.67%

Thornburg New York Intermediate Municipal Fund Tailored Shareholder Report	3/31/26 TH6263

Annual Performance	1 Year	5 Year	10 Year
New York Intermediate Municipal Fund Class I	4.44%	1.27%	1.60%
ICE BofA U.S. Municipal Securities Index	4.29%	0.87%	2.19%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$28.5M
Number of Holdings	79
Portfolio Turnover	3.97%
Total Advisory Fee	$40,505

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
AAA	8.5
AA	62.5
A	14.9
BBB	6.4
NR	2.1
Below Invest. Grade	0.0
Cash & Cash Equivalent	5.6
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Emerging Markets Managed Account Fund Tailored Shareholder Report

Thornburg Emerging Markets Managed Account Fund CLASS: SMA TICKER: THMGX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Emerging Markets Managed Account Fund Class SMA Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class SMA shares underperformed the MSCI Emerging Markets Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026. The Fund’s underperformance relative to the Index during the period was primarily driven by weaker stock selection, followed by country allocation decisions. During the period, stock selection within the energy sector detracted from performance relative to the Index, while stock selection and an underweight positioning to the consumer discretionary sector contributed positively to performance relative to the Index. On a geographic basis, stock selection within the United Arab Emirates detracted from performance relative to the Index, while an underweight positioning to China contributed positively to performance relative to the Index. The Fund is a “completion fund,” meaning that it is intended to be used as part of a broader investment program by certain separately managed account (“SMA”) clients. As it is only a part of an SMA investment program, it is an incomplete representation of the total SMA portfolio. Accordingly, we encourage you to consider the SMA investment program’s performance for the period as a whole.

How did the Fund perform since inception?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SMA	$0.00	0.00%

Thornburg Emerging Markets Managed Account Fund Tailored Shareholder Report	3/31/26 TH6329

Annual Performance	1 Year
Emerging Markets Managed Account Fund Class SMA	15.47%
MSCI Emerging Markets Net Total Return USD Index	29.55%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$1.2M
Number of Holdings	20
Portfolio Turnover	22.05%
Total Advisory Fee	$0

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	32.9
Large Cap (>$12 B)	67.1
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg High Income Bond Managed Account Fund Tailored Shareholder Report

Thornburg High Income Bond Managed Account Fund CLASS: SMA TICKER: THIBX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg High Income Bond Managed Account Fund Class SMA Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class SMA shares outperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.The Fund is a “completion fund,” meaning that it is intended to be used as part of a broader investment program by certain separately managed account (“SMA”) clients. As it is only a part of an SMA investment program, it is an incomplete representation of the total SMA portfolio. Accordingly, we encourage you to consider the SMA investment program’s performance for the period as a whole.

How did the Fund perform since inception?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SMA	$0.00	0.00%

Thornburg High Income Bond Managed Account Fund Tailored Shareholder Report	3/31/26 TH6539

Annual Performance	1 Year
High Income Bond Managed Account Fund Class SMA	6.79%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$5.4M
Number of Holdings	141
Portfolio Turnover	8.00%
Total Advisory Fee	$0

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
U.S. Government	0.2
AAA	15.5
AA	6.7
A	3.6
BBB	11.7
BB	39.8
B	6.7
CCC	0.0
D	0.0
NR	6.0
Cash Equivalents & Other	9.8

0.2%
15.5%
6.7%
3.6%
1.7%
39.8%
6.7%
0.0%
6.0%
9.8%

Expressed as a percentage of the Fund’s net assets.

* Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Investment Grade Bond Managed Account Fund Tailored Shareholder Report

Thornburg Investment Grade Bond Managed Account Fund CLASS: SMA TICKER: TIGMX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Investment Grade Bond Managed Account Fund Class SMA Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class SMA shares outperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.The Fund is a “completion fund,” meaning that it is intended to be used as part of a broader investment program by certain separately managed account (“SMA”) clients. As it is only a part of an SMA investment program, it is an incomplete representation of the total SMA portfolio. Accordingly, we encourage you to consider the SMA investment program’s performance for the period as a whole.

How did the Fund perform since inception?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SMA	$0.00	0.00%

Thornburg Investment Grade Bond Managed Account Fund Tailored Shareholder Report	3/31/26 TH6540

Annual Performance	1 Year
Investment Grade Bond Managed Account Fund Class SMA	5.47%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$2.2M
Number of Holdings	169
Portfolio Turnover	4.88%
Total Advisory Fee	$0

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
U.S. Government	3.0
AAA	42.2
AA	7.5
A	19.5
BBB	17.1
NR	0.6
Below Invest. Grade	0.0
Cash Equivalents & Other	10.1
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Municipal Managed Account Fund Tailored Shareholder Report

Thornburg Municipal Managed Account Fund CLASS: SMA TICKER: THMMX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Municipal Managed Account Fund Class SMA Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class SMA shares outperformed the ICE BofA US Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2026.

Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.

Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

The Fund is a “completion fund,” meaning that it is intended to be used as part of a broader investment program by certain separately managed account (“SMA”) clients. As it is only a part of an SMA investment program, it is an incomplete representation of the total SMA portfolio. Accordingly, we encourage you to consider the SMA investment program’s performance for the period as a whole.

How did the Fund perform since inception?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SMA	$0.00	0.00%

Thornburg Municipal Managed Account Fund Tailored Shareholder Report	3/31/26 TH6321

Annual Performance	1 Year
Municipal Managed Account Fund Class SMA	4.52%
ICE BofA U.S. Municipal Securities Index	4.29%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$12.3M
Number of Holdings	74
Portfolio Turnover	1.29%
Total Advisory Fee	$0

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
AAA	2.7
AA	32.4
A	22.0
BBB	19.2
BB	0.8
NR	21.3
Below Invest. Grade	0.0
Cash & Cash Equivalent	1.7

Expressed as a percentage of the Fund’s net assets.

* Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Capital Management Fund Tailored Shareholder Report

Thornburg Capital Management Fund CLASS: I TICKER: N/A Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Capital Management Fund Class I Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares outperformed the ICE BofA U.S. 1-Month Treasury Bill Index (the “Index”) during the 6-month period ended March 31, 2026.Over the reporting period, the Fund accomplished its goal of ‘safety of capital’ by providing a share price of $10.00 that has not fluctuated since inception.The Fund has matched or beat the Index for all standard time periods since inception.As of March 31, 2026, throughout the life of the strategy, the Fund has never suffered a default on any cash equivalent investment.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$0.00	0.01%

Thornburg Capital Management Fund Tailored Shareholder Report	3/31/26 TH6343

Annual Performance	1 Year	5 Year	10 Year
Capital Management Fund Class I	4.42%	3.69%	2.49%
ICE BofA U.S. 1-Month Treasury Bill Index	4.08%	3.35%	2.20%

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$2,383.9M
Number of Holdings	172
Portfolio Turnover*	0%
Total Advisory Fee	$0
*	Portfolio turnover rate equals zero due to no long term investment transactions in the period.

What did the Fund invest in?

(as of March 31, 2026)

Types of Holdings	(%)
Commercial Paper	96.4
Repurchase Agreement	0.0
U.S. Treasury Securities	0.0
Mutual Fund	0.0
Other Assets Less Liabilities	3.6
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

(b)	Not applicable.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	The schedule of investments for each Fund is filed as part of item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

The following financial statements and financial highlights are attached hereto, in order:

Thornburg Global Opportunities Fund

Thornburg International Equity Fund

Thornburg Better World International Fund

Thornburg International Growth Fund

Thornburg Developing World Fund

Thornburg American Opportunities Fund

Thornburg Focus Growth Fund

Thornburg Investment Income Builder Fund

Thornburg Summit Fund

Thornburg Ultra Short Income Fund

Thornburg Limited Term U.S. Government Fund

Thornburg Limited Term Income Fund

Thornburg Core Plus Bond Fund

Thornburg Strategic Income Fund

Thornburg Short Duration Municipal Fund

Thornburg Limited Term Municipal Fund

Thornburg Intermediate Municipal Fund

Thornburg Strategic Municipal Income Fund

Thornburg California Limited Term Municipal Fund

Thornburg New Mexico Intermediate Municipal Fund

Thornburg New York Intermediate Municipal Fund

Thornburg Emerging Markets Managed Account Fund

Thornburg High Income Bond Managed Account Fund

Thornburg Investment Grade Bond Managed Account Fund

Thornburg Municipal Managed Account Fund

Thornburg Capital Management Fund

SEMI-ANNUAL FINANCIAL STATEMENTS | MARCH 31, 2026

THORNBURG FUNDS - ALL CLASSES

Semi-Annual Financial Statements | March 31, 2026

Semi-Annual Financial Statements | 3

Investments carry risks, including possible loss of principal. Additional risks may be associated with investments outside the United States, especially in emerging markets, including currency fluctuations, illiquidity, volatility, and political and economic risks. Investments in small- and mid-capitalization companies may increase the risk of greater price fluctuations. Portfolios investing in bonds have the same interest rate, inflation, and credit risks that are associated with the underlying bonds. The value of bonds will fluctuate relative to changes in interest rates, decreasing when interest rates rise. A short position will lose value as the security’s price increases. Theoretically, the loss on a short sale can be unlimited. Investments in derivatives are subject to the risks associated with the securities or other assets underlying the pool of securities, including illiquidity and difficulty in valuation. Please see the Funds’ prospectus for a discussion of the risks associated with an investment in the Funds. Investments in the Funds are not FDIC insured, nor are they deposits of or guaranteed by a bank or any other entity.

4 | Semi-Annual Financial Statements

Schedule of Investments

Thornburg Global Opportunities Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	SHARES	VALUE

	COMMON STOCK — 91.6%

	AUTOMOBILES & COMPONENTS — 0.8%
	Automobiles — 0.8%
	Mercedes-Benz Group AG	214,458	$13,181,209
			13,181,209
	BANKS — 10.7%
	Banks — 10.7%
	Bank of Ireland Group plc	2,972,784	53,935,906
	BNP Paribas SA	656,072	62,499,800
	Citigroup, Inc.	609,766	69,153,562
			185,589,268
	CAPITAL GOODS — 6.1%
	Aerospace & Defense — 1.4%
	L3Harris Technologies, Inc.	72,197	24,918,795
	Electrical Equipment — 3.4%
	Contemporary Amperex Technology Co. Ltd. Class A	996,886	58,981,814
	Machinery — 1.3%
	Techtronic Industries Co. Ltd.	1,680,638	22,319,253
			106,219,862
	COMMERCIAL & PROFESSIONAL SERVICES — 3.6%
	Professional Services — 3.6%
[a]	CACI International, Inc. Class A	65,034	35,370,042
	Teleperformance SE	464,876	27,317,445
			62,687,487
	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 4.2%
	Broadline Retail — 2.6%
	Alibaba Group Holding Ltd. Sponsored ADR	357,053	44,795,869
	Specialty Retail — 1.6%
	TJX Cos., Inc.	168,207	26,862,658
			71,658,527
	CONSUMER DURABLES & APPAREL — 0.5%
	Household Durables — 0.5%
	Barratt Redrow plc	408,126	1,419,496
	Nien Made Enterprise Co. Ltd.	734,690	7,706,751
			9,126,247
	CONSUMER SERVICES — 4.7%
	Hotels, Restaurants & Leisure — 4.7%
	Booking Holdings, Inc.	6,823	28,727,013
	Galaxy Entertainment Group Ltd.	8,516,863	38,495,272
	Round One Corp.	2,727,683	14,343,216
			81,565,501
	CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.6%
	Consumer Staples Distribution & Retail — 1.6%
	Tesco plc	4,509,770	28,344,031
			28,344,031
	ENERGY — 7.1%
	Oil, Gas & Consumable Fuels — 7.1%
	Reliance Industries Ltd.	3,003,620	43,338,179
	Shell plc	830,216	38,821,801
	TotalEnergies SE	449,556	41,257,600
			123,417,580
	FINANCIAL SERVICES — 3.7%
	Capital Markets — 3.0%
	Charles Schwab Corp.	539,195	50,673,546

See notes to financial statements.	Semi-Annual Financial Statements | 5

Schedule of Investments, Continued

Thornburg Global Opportunities Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	SHARES	VALUE

	Consumer Finance — 0.7%
	Capital One Financial Corp.	68,578	$12,510,685
			63,184,231
	FOOD, BEVERAGE & TOBACCO — 1.4%
	Beverages — 1.4%
	Coca-Cola Icecek AS	14,826,506	23,536,269
			23,536,269
	INSURANCE — 2.5%
	Insurance — 2.5%
	NN Group NV	561,823	43,876,076
			43,876,076
	MATERIALS — 4.3%
	Metals & Mining — 4.3%
	Freeport-McMoRan, Inc.	886,737	52,122,401
[a]	Mineral Resources Ltd.	592,543	22,761,254
			74,883,655
	MEDIA & ENTERTAINMENT — 8.6%
	Interactive Media & Services — 8.6%
	Alphabet, Inc. Class A	263,856	75,874,431
	Meta Platforms, Inc. Class A	63,366	36,253,590
	Tencent Holdings Ltd.	591,759	37,323,624
			149,451,645
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 2.7%
	Pharmaceuticals — 2.7%
	Eli Lilly & Co.	34,560	31,787,251
	Novo Nordisk AS Class B	422,929	15,476,860
			47,264,111
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.5%
	Semiconductors & Semiconductor Equipment — 4.5%
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,343,293	77,688,712
			77,688,712
	SOFTWARE & SERVICES — 3.5%
	Software — 3.5%
[a]	Adobe, Inc.	121,788	29,604,227
	SAP SE	179,066	30,527,632
			60,131,859
	TECHNOLOGY HARDWARE & EQUIPMENT — 4.9%
	Technology Hardware, Storage & Peripherals — 4.9%
	Samsung Electronics Co. Ltd.	721,996	84,445,586
			84,445,586
	TELECOMMUNICATION SERVICES — 16.2%
	Diversified Telecommunication Services — 16.2%
	AT&T, Inc.	1,799,357	52,163,359
	Converge Information & Communications Technology Solutions, Inc.	66,193,186	13,486,784
	Deutsche Telekom AG	1,149,272	42,894,584
	Orange SA	3,749,327	76,872,662
	Zegona Communications plc	4,310,811	94,846,378
			280,263,767
	TOTAL COMMON STOCK (Cost $833,080,532)		1,586,515,623

	SHORT-TERM INVESTMENTS — 9.0%
[b]	Thornburg Capital Management Fund	15,658,504	156,585,036
	TOTAL SHORT-TERM INVESTMENTS (Cost $156,585,036)		156,585,036

6 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Global Opportunities Fund | March 31, 2026 (Unaudited)

ISSUER-DESCRIPTION	SHARES	VALUE

TOTAL INVESTMENTS — 100.6% (Cost $989,665,568)		$1,743,100,659

LIABILITIES NET OF OTHER ASSETS — (0.6)%		(10,877,742)

NET ASSETS — 100.0%		$1,732,222,917

OUTSTANDING FORWARD CURRENCY CONTRACTS TO BUY OR SELL AT MARCH 31, 2026

CONTRACT	CONTRACT		CONTRACT	CONTRACT	VALUE	UNREALIZED	UNREALIZED
DESCRIPTION	PARTY*	BUY/SELL	AMOUNT	VALUE DATE	USD	APPRECIATION	DEPRECIATION

Great Britain Pound	SSB	Sell	14,346,600	6/17/2026	18,984,891	$198,952	$—
Euro	BBH	Sell	229,583,200	6/26/2026	266,388,169	—	(957,848)
Total						$198,952	$(957,848)
Net unrealized appreciation (depreciation)							$(758,896)

* Counterparties include State Street Bank and Trust Company (“SSB”) and Brown Brothers Harriman & Co. (“BBH”).

Footnote Legend

a	Non-income producing.
b	Investment in Affiliates.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depositary Receipt

COUNTRY EXPOSURE *

(percent of equity holdings)

United States	35.6%
France	13.1%
China	8.9%
United Kingdom	7.9%
Germany	5.5%
Taiwan	5.4%
South Korea	5.3%
Ireland	3.4%
Netherlands	2.8%
India	2.7%
Macao	2.4%
Turkey	1.5%
Australia	1.4%
Hong Kong	1.4%
Denmark	1.0%
Japan	0.9%
Philippines	0.8%

* Holdings are classified by country of risk as determined by MSCI and Bloomberg.

See notes to financial statements.	Semi-Annual Financial Statements | 7

Schedule of Investments

Thornburg International Equity Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	SHARES	VALUE

	COMMON STOCK — 92.1%

	BANKS — 9.4%
	Banks — 9.4%
	Bank Central Asia Tbk PT	184,933,077	$71,436,094
	BNP Paribas SA	1,444,569	137,614,886
	ING Groep NV Series N	4,937,910	128,171,709
	Mitsubishi UFJ Financial Group, Inc.	8,371,131	141,756,064
			478,978,753
	CAPITAL GOODS — 13.9%
	Aerospace & Defense — 3.5%
	MTU Aero Engines AG	216,221	78,881,475
	Safran SA	304,035	99,489,185
	Construction & Engineering — 1.8%
	Ferrovial SE	1,455,346	94,679,640
	Electrical Equipment — 6.4%
	ABB Ltd.	1,158,460	94,191,981
	Mitsubishi Electric Corp.	3,342,282	109,316,285
	Schneider Electric SE	459,938	125,278,662
	Industrial Conglomerates — 2.2%
	Hitachi Ltd.	3,787,346	111,103,643
			712,940,871
	COMMERCIAL & PROFESSIONAL SERVICES — 2.5%
	Professional Services — 2.5%
	Kanzhun Ltd. ADR	4,703,923	62,985,529
	Recruit Holdings Co. Ltd.	1,540,336	67,112,343
			130,097,872
	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 2.1%
	Broadline Retail — 2.1%
	Alibaba Group Holding Ltd.	6,909,458	108,302,194
			108,302,194
	CONSUMER DURABLES & APPAREL — 2.2%
	Household Durables — 2.0%
	Sony Group Corp.	4,886,776	101,853,696
	Textiles, Apparel & Luxury Goods — 0.2%
	LVMH Moet Hennessy Louis Vuitton SE	23,564	12,881,245
			114,734,941
	CONSUMER SERVICES — 1.7%
	Hotels, Restaurants & Leisure — 1.7%
[a,b]	Meituan Class B	7,999,629	87,293,897
			87,293,897
	CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.3%
	Consumer Staples Distribution & Retail — 2.3%
	Alimentation Couche-Tard, Inc.	2,093,783	118,679,311
			118,679,311
	ENERGY — 4.5%
	Oil, Gas & Consumable Fuels — 4.5%
	Shell plc	1,084,513	50,713,004
	TotalEnergies SE	1,980,913	181,796,521
			232,509,525
	FINANCIAL SERVICES — 2.5%
	Capital Markets — 2.5%
	B3 SA - Brasil Bolsa Balcao	18,384,035	65,304,255
	Japan Exchange Group, Inc.	5,275,400	61,606,001
			126,910,256

8 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg International Equity Fund | March 31, 2026 (Unaudited)

ISSUER-DESCRIPTION	SHARES	VALUE

FOOD, BEVERAGE & TOBACCO — 2.3%
Beverages — 2.3%
Diageo plc	1,763,191	$32,790,440
Kweichow Moutai Co. Ltd. Class A	396,989	83,599,676
		116,390,116
HEALTH CARE EQUIPMENT & SERVICES — 1.6%
Health Care Equipment & Supplies — 1.6%
Alcon AG	1,114,915	84,008,845
		84,008,845
HOUSEHOLD & PERSONAL PRODUCTS — 2.1%
Personal Care Products — 2.1%
L’Oreal SA	268,668	109,694,599
		109,694,599
INSURANCE — 4.1%
Insurance — 4.1%
Generali	2,087,470	83,982,072
NN Group NV	1,626,567	127,028,223
		211,010,295
MATERIALS — 7.6%
Chemicals — 3.1%
Air Liquide SA	266,740	55,134,758
Linde plc	210,009	104,565,847
Metals & Mining — 4.5%
Freeport-McMoRan, Inc.	1,336,687	78,570,462
Glencore plc	19,732,360	149,450,398
		387,721,465
MEDIA & ENTERTAINMENT — 2.2%
Interactive Media & Services — 2.2%
Tencent Holdings Ltd.	1,777,765	112,127,795
		112,127,795
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 5.4%
Pharmaceuticals — 5.4%
AstraZeneca plc	801,091	156,645,291
Roche Holding AG	300,285	119,840,994
		276,486,285
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.2%
Semiconductors & Semiconductor Equipment — 2.2%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	337,037	113,901,654
		113,901,654
SOFTWARE & SERVICES — 1.1%
Software — 1.1%
SAP SE	322,708	55,016,090
		55,016,090
TECHNOLOGY HARDWARE & EQUIPMENT — 5.7%
Electronic Equipment, Instruments & Components — 2.0%
Keyence Corp.	288,203	102,573,500
Technology Hardware, Storage & Peripherals — 3.7%
FUJIFILM Holdings Corp.	3,359,334	64,014,255
Samsung Electronics Co. Ltd.	1,062,525	124,274,298
		290,862,053
TELECOMMUNICATION SERVICES — 2.9%
Diversified Telecommunication Services — 2.9%
Orange SA	7,150,678	146,610,752
		146,610,752

See notes to financial statements.	Semi-Annual Financial Statements | 9

Schedule of Investments, Continued

Thornburg International Equity Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	SHARES	VALUE

	TRANSPORTATION — 4.3%
	Air Freight & Logistics — 1.7%
	Deutsche Post AG	1,679,639	$88,528,570
	Ground Transportation — 2.6%
	Canadian Pacific Kansas City Ltd.	1,668,959	131,280,315
			219,808,885
	UTILITIES — 9.5%
	Electric Utilities — 7.1%
	Endesa SA	3,096,173	129,119,938
	Enel SpA	10,362,263	113,288,848
	Iberdrola SA	5,195,927	118,956,342
	Multi-Utilities — 2.4%
	E.ON SE	5,593,466	122,505,093
			483,870,221
	TOTAL COMMON STOCK (Cost $3,255,218,932)		4,717,956,675

	WARRANT — 0.0%

	SOFTWARE & SERVICES — 0.0%
	Software — 0.0%
[b,c]	Constellation Software, Inc., 3/31/2040	16,647	2
			2
	TOTAL WARRANTS (Cost $0)		2

	SHORT-TERM INVESTMENTS — 7.4%
[d]	Thornburg Capital Management Fund	37,703,763	377,037,625
	TOTAL SHORT-TERM INVESTMENTS (Cost $377,037,625)		377,037,625

	TOTAL INVESTMENTS — 99.5% (Cost $3,632,256,557)		$5,094,994,302

	OTHER ASSETS LESS LIABILITIES — 0.5%		24,239,649

	NET ASSETS — 100.0%		$5,119,233,951

Footnote Legend

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the aggregate value of these securities in the Fund’s portfolio was $87,293,897, representing 1.71% of the Fund’s net assets.

b	Non-income producing.

c	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.

d	Investment in Affiliates.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depositary Receipt

10 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg International Equity Fund | March 31, 2026 (Unaudited)

COUNTRY EXPOSURE *

(percent of equity holdings)

Japan	16.1%
France	15.8%
United States	13.9%
China	9.6%
Germany	7.3%
Netherlands	5.4%
Canada	5.3%
Spain	5.3%
Italy	4.2%
United Kingdom	4.0%
Australia	3.2%
South Korea	2.6%
Taiwan	2.4%
Switzerland	2.0%
Indonesia	1.5%
Brazil	1.4%

* Holdings are classified by country of risk as determined by MSCI and Bloomberg.

See notes to financial statements.	Semi-Annual Financial Statements | 11

Schedule of Investments

Thornburg Better World International Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	SHARES	VALUE

	COMMON STOCK — 94.6%

	AUTOMOBILES & COMPONENTS — 1.7%
	Automobile Components — 1.7%
	Cie Generale des Etablissements Michelin SCA	226,368	$7,755,116
			7,755,116
	BANKS — 11.0%
	Banks — 11.0%
	Bank Central Asia Tbk PT	15,030,300	5,805,916
	BNP Paribas SA	177,340	16,894,052
	ING Groep NV Series N	513,380	13,325,636
	Mitsubishi UFJ Financial Group, Inc.	928,877	15,729,529
			51,755,133
	CAPITAL GOODS — 15.7%
	Electrical Equipment — 10.3%
	ABB Ltd.	142,924	11,620,854
	Contemporary Amperex Technology Co. Ltd. Class A	121,800	7,206,426
	Mitsubishi Electric Corp.	456,100	14,917,699
	Schneider Electric SE	52,969	14,427,782
	Industrial Conglomerates — 4.3%
	Hitachi Ltd.	430,800	12,637,729
	Siemens AG	32,179	7,839,902
	Machinery — 1.1%
	Weir Group plc	134,039	5,026,826
			73,677,218
	COMMERCIAL & PROFESSIONAL SERVICES — 4.0%
	Commercial Services & Supplies — 1.0%
	Elis SA	166,494	4,714,851
	Professional Services — 3.0%
	Experian plc	169,116	5,850,482
	Kanzhun Ltd. ADR	442,103	5,919,759
	Recruit Holdings Co. Ltd.	55,500	2,418,132
			18,903,224
	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 3.9%
	Broadline Retail — 3.9%
	Alibaba Group Holding Ltd.	670,400	10,508,175
[a]	MercadoLibre, Inc.	4,374	7,562,733
			18,070,908
	CONSUMER DURABLES & APPAREL — 3.7%
	Household Durables — 2.1%
	Sony Group Corp.	464,617	9,683,881
	Textiles, Apparel & Luxury Goods — 1.6%
	LVMH Moet Hennessy Louis Vuitton SE	13,770	7,527,362
			17,211,243
	CONSUMER SERVICES — 4.2%
	Hotels, Restaurants & Leisure — 4.2%
	Compass Group plc	165,007	4,603,846
[a]	MakeMyTrip Ltd.	117,297	4,374,005
[a,b]	Meituan Class B	964,700	10,527,041
			19,504,892
	CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.9%
	Consumer Staples Distribution & Retail — 2.9%
	Alimentation Couche-Tard, Inc.	237,723	13,474,559
			13,474,559

12 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Better World International Fund | March 31, 2026 (Unaudited)

ISSUER-DESCRIPTION	SHARES	VALUE

FINANCIAL SERVICES — 2.0%
Capital Markets — 2.0%
Japan Exchange Group, Inc.	800,400	$9,347,053
		9,347,053
HEALTH CARE EQUIPMENT & SERVICES — 2.6%
Health Care Equipment & Supplies — 2.6%
Alcon AG	161,044	12,173,351
		12,173,351
HOUSEHOLD & PERSONAL PRODUCTS — 2.6%
Personal Care Products — 2.6%
L’Oreal SA	29,976	12,238,917
		12,238,917
INSURANCE — 0.8%
Insurance — 0.8%
AIA Group Ltd.	331,800	3,686,737
		3,686,737
MATERIALS — 5.3%
Chemicals — 4.3%
Linde plc	31,300	15,584,623
Novonesis Novozymes B Class B	79,108	4,699,897
Construction Materials — 1.0%
Holcim AG	56,860	4,700,157
		24,984,677
MEDIA & ENTERTAINMENT — 2.4%
Entertainment — 0.3%
Tencent Music Entertainment Group Sponsored ADR	151,834	1,409,019
Interactive Media & Services — 2.1%
Tencent Holdings Ltd.	154,300	9,732,062
		11,141,081
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 6.3%
Pharmaceuticals — 6.3%
AstraZeneca plc	79,658	15,576,321
Roche Holding AG	35,498	14,166,927
		29,743,248
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.9%
Semiconductors & Semiconductor Equipment — 3.9%
ASML Holding NV	3,945	5,245,887
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	38,921	13,153,352
		18,399,239
SOFTWARE & SERVICES — 2.1%
Software — 2.1%
SAP SE Sponsored ADR	45,643	7,814,538
WiseTech Global Ltd.	79,571	2,146,871
		9,961,409
TECHNOLOGY HARDWARE & EQUIPMENT — 3.2%
Electronic Equipment, Instruments & Components — 2.1%
Keyence Corp.	27,887	9,925,182
Technology Hardware, Storage & Peripherals — 1.1%
FUJIFILM Holdings Corp.	279,000	5,316,523
		15,241,705
TELECOMMUNICATION SERVICES — 1.3%
Diversified Telecommunication Services — 1.3%
Orange SA	302,428	6,200,698
		6,200,698

See notes to financial statements.	Semi-Annual Financial Statements | 13

Schedule of Investments, Continued

Thornburg Better World International Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	SHARES	VALUE

	TRANSPORTATION — 5.1%
	Air Freight & Logistics — 3.1%
	Deutsche Post AG	181,877	$9,586,173
	DSV AS	21,805	5,266,084
	Ground Transportation — 2.0%
	Canadian Pacific Kansas City Ltd.	117,293	9,226,267
			24,078,524
	UTILITIES — 9.9%
	Electric Utilities — 9.9%
	Endesa SA	375,855	15,674,310
	Enel SpA	1,334,116	14,585,662
	Iberdrola SA	696,748	15,951,454
			46,211,426
	TOTAL COMMON STOCK (Cost $371,205,407)		443,760,358

	WARRANT — 0.0%

	SOFTWARE & SERVICES — 0.0%
	Software — 0.0%
[a,c]	Constellation Software, Inc., 3/31/2040	6,276	1
			1
	TOTAL WARRANTS (Cost $0)		1

	SHORT-TERM INVESTMENTS — 3.5%
[d]	Thornburg Capital Management Fund	1,660,731	16,607,307
	TOTAL SHORT-TERM INVESTMENTS (Cost $16,607,307)		16,607,307

	TOTAL INVESTMENTS — 98.1% (Cost $387,812,714)		$460,367,666

	OTHER ASSETS LESS LIABILITIES — 1.9%		8,755,559

	NET ASSETS — 100.0%		$469,123,225

Footnote Legend

a	Non-income producing.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the aggregate value of these securities in the Fund’s portfolio was $10,527,041, representing 2.24% of the Fund’s net assets.

c	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.

d	Investment in Affiliates.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depositary Receipt

14 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Better World International Fund | March 31, 2026 (Unaudited)

COUNTRY EXPOSURE *

(percent of equity holdings)

Japan	18.0%
United States	15.1%
France	12.5%
China	10.2%
Spain	7.1%
Germany	5.7%
United Kingdom	5.7%
Canada	5.1%
Netherlands	4.2%
Italy	3.3%
Taiwan	3.0%
Switzerland	2.6%
Denmark	2.2%
Brazil	1.7%
Indonesia	1.3%
India	1.0%
Hong Kong	0.8%
Australia	0.5%

* Holdings are classified by country of risk as determined by MSCI and Bloomberg.

See notes to financial statements.	Semi-Annual Financial Statements | 15

Schedule of Investments

Thornburg International Growth Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	SHARES	VALUE

	COMMON STOCK — 95.9%

	AUTOMOBILES & COMPONENTS — 3.0%
	Automobiles — 3.0%
	Ferrari NV	55,524	$18,792,098
			18,792,098
	BANKS — 3.8%
	Banks — 3.8%
	BNP Paribas SA	101,308	9,650,968
	ICICI Bank Ltd.	632,004	8,152,889
[a]	NU Holdings Ltd. Class A	449,087	6,453,380
			24,257,237
	CAPITAL GOODS — 11.8%
	Aerospace & Defense — 5.4%
	MTU Aero Engines AG	25,610	9,343,008
	Rolls-Royce Holdings plc	1,094,458	16,627,473
	Thales SA	26,691	7,827,005
	Building Products — 1.0%
	Nitto Boseki Co. Ltd.	48,300	6,114,341
	Electrical Equipment — 2.1%
	Contemporary Amperex Technology Co. Ltd. Class A	54,500	3,224,550
	Schneider Electric SE	37,119	10,110,534
	Trading Companies & Distributors — 3.3%
	AerCap Holdings NV	60,729	8,330,804
	Diploma plc	159,132	12,705,419
			74,283,134
	COMMERCIAL & PROFESSIONAL SERVICES — 0.7%
	Professional Services — 0.7%
	Kanzhun Ltd. ADR	305,274	4,087,619
			4,087,619
	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 4.1%
	Broadline Retail — 4.1%
[a]	MercadoLibre, Inc.	7,870	13,607,388
[a]	Sea Ltd. ADR	151,177	12,518,967
			26,126,355
	CONSUMER DURABLES & APPAREL — 1.2%
	Textiles, Apparel & Luxury Goods — 1.2%
	Brunello Cucinelli SpA	84,821	7,412,857
			7,412,857
	CONSUMER SERVICES — 0.9%
	Hotels, Restaurants & Leisure — 0.9%
	Lottomatica Group SpA	201,493	5,818,079
			5,818,079
	FINANCIAL SERVICES — 9.8%
	Capital Markets — 5.1%
	B3 SA - Brasil Bolsa Balcao	2,027,767	7,203,088
	Deutsche Boerse AG	37,076	10,861,242
[a,b]	Fairfax India Holdings Corp.	299,961	4,814,374
	Japan Exchange Group, Inc.	807,200	9,426,463
	Financial Services — 4.7%
	Mastercard, Inc. Class A	52,710	26,337,079
[a]	Wise plc Class A	265,518	3,197,416
			61,839,662
	HEALTH CARE EQUIPMENT & SERVICES — 5.4%
	Health Care Equipment & Supplies — 5.4%
	Alcon AG	117,859	8,908,988

16 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

  Thornburg International Growth Fund | March 31, 2026 (Unaudited)

ISSUER-DESCRIPTION		SHARES	VALUE

	Hoya Corp.	145,114	$25,157,014
			34,066,002
	INSURANCE — 0.9%
	Insurance — 0.9%
[a]	PB Fintech Ltd.	390,642	5,922,577
			5,922,577
	MATERIALS — 2.1%
	Chemicals — 2.1%
	Air Liquide SA	64,042	13,237,385
			13,237,385
	MEDIA & ENTERTAINMENT — 9.8%
	Interactive Media & Services — 9.8%
[a,b]	SMG Swiss Marketplace Group AG	242,035	8,456,338
	Tencent Holdings Ltd.	704,183	44,414,468
	Vend Marketplaces ASA	371,368	9,193,471
			62,064,277
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 7.7%
	Biotechnology — 0.2%
[a,b]	BioArctic AB	32,994	1,124,858
	Life Sciences Tools & Services — 3.0%
	Lonza Group AG	29,067	18,647,014
	Pharmaceuticals — 4.5%
	AstraZeneca plc	146,169	28,581,878
			48,353,750
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 23.3%
	Semiconductors & Semiconductor Equipment — 23.3%
[a]	Advanced Micro Devices, Inc.	73,967	15,047,107
	ASM International NV	19,111	14,485,231
	ASML Holding NV	20,967	27,880,994
	BE Semiconductor Industries NV	65,028	13,928,593
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,303,000	75,358,386
			146,700,311
	SOFTWARE & SERVICES — 5.9%
	Information Technology Services — 4.0%
[a]	Globant SA	62,897	2,900,181
	Nomura Research Institute Ltd.	315,000	8,620,804
[a]	Shopify, Inc. Class A	114,233	13,550,319
	Software — 1.9%
[a]	Cellebrite DI Ltd.	457,217	6,300,450
[a]	Money Forward, Inc.	255,800	5,701,731
			37,073,485
	TECHNOLOGY HARDWARE & EQUIPMENT — 4.0%
	Communications Equipment — 2.3%
[a]	Arista Networks, Inc.	90,098	11,062,232
	Zhongji Innolight Co. Ltd. Class A	35,900	3,075,520
	Technology Hardware, Storage & Peripherals — 1.7%
	Samsung Electronics Co. Ltd.	92,222	10,786,405
			24,924,157
	UTILITIES — 1.5%
	Multi-Utilities — 1.5%
	E.ON SE	434,019	9,505,651
			9,505,651
	TOTAL COMMON STOCK (Cost $377,821,331)		604,464,636

See notes to financial statements.	Semi-Annual Financial Statements | 17

Schedule of Investments, Continued

Thornburg International Growth Fund | March 31, 2026 (Unaudited)

ISSUER-DESCRIPTION		SHARES	VALUE

	SHORT-TERM INVESTMENTS — 3.8%
[c]	Thornburg Capital Management Fund	2,421,428	$24,214,277
	TOTAL SHORT-TERM INVESTMENTS (Cost $24,214,277)		24,214,277

	TOTAL INVESTMENTS — 99.7% (Cost $402,035,608)		$628,678,913

	OTHER ASSETS LESS LIABILITIES — 0.3%		1,889,949

	NET ASSETS — 100.0%		$630,568,862

Footnote Legend

a	Non-income producing.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the aggregate value of these securities in the Fund’s portfolio was $14,395,570, representing 2.28% of the Fund’s net assets.

c	Investment in Affiliates.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

COUNTRY EXPOSURE *

(percent of equity holdings)

Taiwan	12.5%
United States	12.3%
United Kingdom	10.1%
Netherlands	9.3%
Japan	9.1%
China	9.1%
Italy	5.3%
France	5.1%
Germany	4.9%
Brazil	4.5%
Switzerland	4.5%
India	3.1%
Canada	2.2%
Singapore	2.1%
South Korea	1.8%
Norway	1.5%
Ireland	1.4%
Israel	1.0%
Sweden	0.2%

* Holdings are classified by country of risk as determined by MSCI and Bloomberg.

18 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments

Thornburg Developing World Fund | March 31, 2026 (Unaudited)

ISSUER-DESCRIPTION		SHARES	VALUE

COMMON STOCK — 92.1%

	BANKS — 12.7%
	Banks — 12.7%
	Bank Central Asia Tbk PT	36,129,100	$13,955,977
	China Construction Bank Corp. Class H	9,764,500	10,537,982
	Credicorp Ltd.	39,124	13,270,078
	ICICI Bank Ltd.	1,314,776	16,960,688
	KB Financial Group, Inc.	94,755	9,302,141
	Piraeus Bank SA	1,240,452	10,191,560
			74,218,426
	CAPITAL GOODS — 5.5%
	Aerospace & Defense — 1.7%
[a]	CSG NV	116,153	3,133,522
	LIG Nex1 Co. Ltd.	16,515	6,814,923
	Electrical Equipment — 1.9%
	Contemporary Amperex Technology Co. Ltd. Class A	185,159	10,955,128
	Machinery — 1.9%
	Techtronic Industries Co. Ltd.	843,916	11,207,396
			32,110,969
	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 9.9%
	Broadline Retail — 9.9%
	Alibaba Group Holding Ltd.	975,500	15,290,460
[a]	MercadoLibre, Inc.	4,902	8,475,656
	Naspers Ltd. Class N	493,181	25,510,760
[a]	Sea Ltd. ADR	104,726	8,672,360
			57,949,236
	CONSUMER DURABLES & APPAREL — 1.1%
	Household Durables — 1.1%
	Nien Made Enterprise Co. Ltd.	605,344	6,349,937
			6,349,937
	CONSUMER SERVICES — 1.1%
	Hotels, Restaurants & Leisure — 1.1%
[a]	MakeMyTrip Ltd.	176,566	6,584,146
			6,584,146
	CONSUMER STAPLES DISTRIBUTION & RETAIL — 4.2%
	Consumer Staples Distribution & Retail — 4.2%
[a]	BBB Foods, Inc. Class A	169,676	6,001,440
	Bid Corp. Ltd.	782,787	18,854,891
			24,856,331
	ENERGY — 4.1%
	Energy Equipment & Services — 2.2%
	ADNOC Drilling Co. PJSC	9,162,545	12,957,674
	Oil, Gas & Consumable Fuels — 1.9%
	Reliance Industries Ltd.	765,442	11,044,294
			24,001,968
	FINANCIAL SERVICES — 3.0%
	Capital Markets — 3.0%
	360 ONE WAM Ltd.	731,083	7,272,201
	XP, Inc. Class A	551,855	10,507,319
			17,779,520
	FOOD, BEVERAGE & TOBACCO — 6.5%
	Beverages — 4.9%
	Arca Continental SAB de CV	1,685,800	19,418,256
	Kweichow Moutai Co. Ltd. Class A	43,034	9,062,288

See notes to financial statements.	Semi-Annual Financial Statements | 19

Schedule of Investments, Continued

Thornburg Developing World Fund | March 31, 2026 (Unaudited)

ISSUER-DESCRIPTION	SHARES	VALUE

Food Products — 1.6%
China Mengniu Dairy Co. Ltd.	4,229,200	$9,343,582
		37,824,126
HEALTH CARE EQUIPMENT & SERVICES — 1.3%
Health Care Providers & Services — 1.3%
Bangkok Dusit Medical Services PCL Class F	13,706,100	7,854,577
		7,854,577
INSURANCE — 3.8%
Insurance — 3.8%
AIA Group Ltd.	1,988,000	22,089,309
		22,089,309
MEDIA & ENTERTAINMENT — 1.5%
Interactive Media & Services — 1.5%
Tencent Holdings Ltd.	142,200	8,968,887
		8,968,887
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 23.7%
Semiconductors & Semiconductor Equipment — 23.7%
MediaTek, Inc.	329,000	15,780,530
SK Hynix, Inc.	41,823	23,728,896
Taiwan Semiconductor Manufacturing Co. Ltd.	1,717,659	99,339,992
		138,849,418
SOFTWARE & SERVICES — 1.1%
Information Technology Services — 1.1%
Tata Consultancy Services Ltd.	260,535	6,577,406
		6,577,406
TECHNOLOGY HARDWARE & EQUIPMENT — 5.5%
Technology Hardware, Storage & Peripherals — 5.5%
Samsung Electronics Co. Ltd.	274,593	32,116,752
		32,116,752
TELECOMMUNICATION SERVICES — 1.6%
Wireless Telecommunication Services — 1.6%
Bharti Airtel Ltd.	504,897	9,631,353
		9,631,353
TRANSPORTATION — 3.2%
Transportation Infrastructure — 3.2%
Grupo Aeroportuario del Pacifico SAB de CV Class B	387,135	9,534,844
Salik Co. PJSC	6,629,142	9,322,088
		18,856,932
UTILITIES — 2.3%
Electric Utilities — 2.3%
Tenaga Nasional Bhd.	3,884,299	13,378,701
		13,378,701
TOTAL COMMON STOCK (Cost $362,060,984)		539,997,994

PREFERRED STOCK — 5.3%

BANKS — 1.9%
Banks — 1.9%
Itau Unibanco Holding SA 7.837%	1,305,727	10,960,358
		10,960,358

20 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

    Thornburg Developing World Fund | March 31, 2026 (Unaudited)

ISSUER-DESCRIPTION		SHARES	VALUE

	ENERGY — 3.4%
	Oil, Gas & Consumable Fuels — 3.4%
	Petroleo Brasileiro SA 6.007%	2,137,972	$20,088,438
			20,088,438
	TOTAL PREFERRED STOCK (Cost $18,937,547)		31,048,796

	SHORT-TERM INVESTMENTS — 2.4%
[b]	Thornburg Capital Management Fund	1,419,639	14,196,386
	TOTAL SHORT-TERM INVESTMENTS (Cost $14,196,386)		14,196,386

	TOTAL INVESTMENTS — 99.8% (Cost $395,194,917)		$585,243,176

	OTHER ASSETS LESS LIABILITIES — 0.2%		1,463,748

	NET ASSETS — 100.0%		$586,706,924

Footnote Legend

a	Non-income producing.
b	Investment in Affiliates.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depositary Receipt

COUNTRY EXPOSURE *
(percent of equity holdings)

Taiwan	21.3%
South Korea	12.6%
China	11.2%
India	10.2%
Brazil	8.8%
South Africa	7.8%
Mexico	6.1%
Hong Kong	5.8%
United Arab Emirates	3.9%
Indonesia	2.4%
Malaysia	2.3%
Peru	2.3%
Greece	1.8%
Singapore	1.5%
Thailand	1.4%
Czech Republic	0.6%

* Holdings are classified by country of risk as determined by MSCI and Bloomberg.

See notes to financial statements.	Semi-Annual Financial Statements | 21

Schedule of Investments

Thornburg American Opportunities Fund | March 31, 2026 (Unaudited)

ISSUER-DESCRIPTION		SHARES	VALUE

COMMON STOCK — 81.0%

	BANKS — 5.0%
	Banks — 5.0%
	Pinnacle Financial Partners, Inc.	139,204	$11,991,033
	Western Alliance Bancorp	158,357	11,219,593
			23,210,626
	CAPITAL GOODS — 17.3%
	Aerospace & Defense — 3.4%
[a]	Ducommun, Inc.	130,431	15,912,582
	Building Products — 2.0%
[a]	Builders FirstSource, Inc.	115,529	9,511,502
	Construction & Engineering — 4.1%
	Arcosa, Inc.	79,739	8,463,498
[a]	MYR Group, Inc.	37,351	10,544,934
	Electrical Equipment — 3.7%
	Vertiv Holdings Co. Class A	68,010	17,041,946
	Machinery — 2.1%
	ITT, Inc.	50,105	9,546,506
	Trading Companies & Distributors — 2.0%
	Applied Industrial Technologies, Inc.	35,687	9,468,475
			80,489,443
	COMMERCIAL & PROFESSIONAL SERVICES — 6.4%
	Commercial Services & Supplies — 4.4%
[a]	Casella Waste Systems, Inc. Class A	121,747	9,659,407
[a]	Clean Harbors, Inc.	37,762	10,827,498
	Professional Services — 2.0%
	TransUnion	136,407	9,438,000
			29,924,905
	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 1.5%
	Specialty Retail — 1.5%
	Group 1 Automotive, Inc.	21,853	7,225,257
			7,225,257
	CONSUMER DURABLES & APPAREL — 3.5%
	Household Durables — 2.4%
[a]	SharkNinja, Inc.	104,629	11,080,211
	Textiles, Apparel & Luxury Goods — 1.1%
[a]	Deckers Outdoor Corp.	50,889	5,093,480
			16,173,691
	CONSUMER SERVICES — 2.4%
	Hotels, Restaurants & Leisure — 2.4%
	Booking Holdings, Inc.	791	3,330,363
	Wyndham Hotels & Resorts, Inc.	96,056	7,802,629
			11,132,992
	CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.1%
	Consumer Staples Distribution & Retail — 1.1%
[a]	BJ’s Wholesale Club Holdings, Inc.	52,579	5,174,825
			5,174,825
	ENERGY — 6.9%
	Energy Equipment & Services — 3.1%
	TechnipFMC plc	211,463	14,618,437
	Oil, Gas & Consumable Fuels — 3.8%
	DT Midstream, Inc.	77,547	10,443,254
	Matador Resources Co.	113,175	7,150,397
			32,212,088

22 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg American Opportunities Fund | March 31, 2026 (Unaudited)

ISSUER-DESCRIPTION		SHARES	VALUE

	FINANCIAL SERVICES — 6.2%
	Capital Markets — 6.2%
	LPL Financial Holdings, Inc.	35,061	$10,547,401
	Marex Group plc	245,925	10,963,337
	PJT Partners, Inc. Class A	51,684	7,221,288
			28,732,026
	HEALTH CARE EQUIPMENT & SERVICES — 3.1%
	Health Care Equipment & Supplies — 1.0%
	Medtronic plc	53,584	4,643,054
	Health Care Providers & Services — 2.1%
[a]	Tenet Healthcare Corp.	52,134	9,838,207
			14,481,261
	INSURANCE — 2.1%
	Insurance — 2.1%
	Assurant, Inc.	44,316	9,652,468
			9,652,468
	MATERIALS — 3.0%
	Chemicals — 1.9%
	Sensient Technologies Corp.	101,425	8,767,177
	Metals & Mining — 1.1%
[a]	Constellium SE Class A	205,467	5,050,379
			13,817,556
	MEDIA & ENTERTAINMENT — 2.6%
	Entertainment — 2.6%
[a]	Netflix, Inc.	125,985	12,113,458
			12,113,458
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 1.9%
	Pharmaceuticals — 1.9%
	Eli Lilly & Co.	9,669	8,893,256
			8,893,256
	REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.4%
	Real Estate Management & Development — 2.4%
	Colliers International Group, Inc.	105,183	11,243,011
			11,243,011
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.5%
	Semiconductors & Semiconductor Equipment — 3.5%
[a]	MACOM Technology Solutions Holdings, Inc.	74,613	16,569,309
			16,569,309
	SOFTWARE & SERVICES — 2.3%
	Software — 2.3%
[a]	Agilysys, Inc.	112,371	7,994,073
[a]	CCC Intelligent Solutions Holdings, Inc.	447,744	2,686,464
[a]	Nutanix, Inc. Class A	550	20,905
			10,701,442
	TECHNOLOGY HARDWARE & EQUIPMENT — 4.7%
	Electronic Equipment, Instruments & Components — 3.8%
[a]	Coherent Corp.	74,771	17,811,200
	Crane NXT Co.	175	6,928
	Technology Hardware, Storage & Peripherals — 0.9%
[a]	Everpure, Inc. Class A	67,370	3,977,525
			21,795,653

See notes to financial statements.	Semi-Annual Financial Statements | 23

Schedule of Investments, Continued

Thornburg American Opportunities Fund | March 31, 2026 (Unaudited)

ISSUER-DESCRIPTION		SHARES	VALUE

	TRANSPORTATION — 2.6%
	Ground Transportation — 2.6%
[a]	XPO, Inc.	62,018	$12,065,602
			12,065,602
	UTILITIES — 2.5%
	Independent Power and Renewable Electricity Producers — 2.5%
[a]	Talen Energy Corp.	35,991	11,489,407
			11,489,407
	TOTAL COMMON STOCK (Cost $234,319,255)		377,098,276

	EXCHANGE-TRADED FUNDS — 3.2%
	Vanguard Small-Cap ETF	57,542	15,071,401
	TOTAL EXCHANGE-TRADED FUNDS (Cost $15,871,116)		15,071,401

	SHORT-TERM INVESTMENTS — 14.8%
[b]	Thornburg Capital Management Fund	6,878,313	68,783,125
	TOTAL SHORT-TERM INVESTMENTS (Cost $68,783,125)		68,783,125

	TOTAL INVESTMENTS — 99.0% (Cost $318,973,496)		$460,952,802

	OTHER ASSETS LESS LIABILITIES — 1.0%		4,814,841

	NET ASSETS — 100.0%		$465,767,643

Footnote Legend

a	Non-income producing.

b	Investment in Affiliates.

24 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments

Thornburg Focus Growth Fund | March 31, 2026 (Unaudited)

ISSUER-DESCRIPTION		SHARES	VALUE

COMMON STOCK — 91.7%

	CAPITAL GOODS — 22.5%
	Aerospace & Defense — 3.4%
[a]	AeroVironment, Inc.	3,206	$586,859
	HEICO Corp. Class A	5,512	1,163,528
[a]	Karman Holdings, Inc.	6,044	483,822
[a]	StandardAero, Inc.	167,359	4,322,883
	Building Products — 0.3%
[a]	Builders FirstSource, Inc.	7,070	582,073
	Construction & Engineering — 6.9%
	Argan, Inc.	24,848	13,533,463
	Electrical Equipment — 6.1%
	Vertiv Holdings Co. Class A	47,006	11,778,764
	Machinery — 2.7%
	ITT, Inc.	27,853	5,306,832
	Trading Companies & Distributors — 3.1%
	AerCap Holdings NV	4,364	598,653
	Applied Industrial Technologies, Inc.	20,727	5,499,288
			43,856,165
	COMMERCIAL & PROFESSIONAL SERVICES — 3.9%
	Commercial Services & Supplies — 3.3%
[a]	Casella Waste Systems, Inc. Class A	81,420	6,459,863
	Professional Services — 0.6%
	TransUnion	15,198	1,051,549
			7,511,412
	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 2.1%
	Broadline Retail — 1.4%
[a]	Amazon.com, Inc.	12,929	2,692,723
	Specialty Retail — 0.7%
[a]	Victoria’s Secret & Co.	32,032	1,485,003
			4,177,726
	CONSUMER DURABLES & APPAREL — 4.2%
	Household Durables — 3.5%
[a]	SharkNinja, Inc.	65,192	6,903,833
	Textiles, Apparel & Luxury Goods — 0.7%
[a]	On Holding AG Class A	15,334	521,663
	Tapestry, Inc.	6,130	865,004
			8,290,500
	ENERGY — 4.3%
	Energy Equipment & Services — 4.3%
	TechnipFMC plc	121,711	8,413,881
			8,413,881
	FINANCIAL SERVICES — 9.8%
	Capital Markets — 8.6%
	Acadian Asset Management, Inc.	27,786	1,512,114
	LPL Financial Holdings, Inc.	1,949	586,318
	Marex Group plc	162,952	7,264,400
	PJT Partners, Inc. Class A	4,339	606,245
	S&P Global, Inc.	5,547	2,359,361
	StepStone Group, Inc. Class A	16,225	774,257
	Tradeweb Markets, Inc. Class A	32,066	3,772,885
	Financial Services — 1.2%
	Mastercard, Inc. Class A	4,645	2,320,921
			19,196,501

See notes to financial statements.	Semi-Annual Financial Statements | 25

Schedule of Investments, Continued

Thornburg Focus Growth Fund | March 31, 2026 (Unaudited)

ISSUER-DESCRIPTION		SHARES	VALUE

	FOOD, BEVERAGE & TOBACCO — 1.6%
	Beverages — 1.6%
[a]	Celsius Holdings, Inc.	88,133	$3,126,959
			3,126,959
	HEALTH CARE EQUIPMENT & SERVICES — 3.8%
	Health Care Equipment & Supplies — 3.4%
[a]	Artivion, Inc.	130,276	4,770,707
[a]	Glaukos Corp.	10,886	1,171,987
[a]	Insulet Corp.	3,249	681,770
	Health Care Technology — 0.4%
[a]	Veeva Systems, Inc. Class A	4,803	843,695
			7,468,159
	INSURANCE — 0.6%
	Insurance — 0.6%
	Progressive Corp.	5,670	1,124,021
			1,124,021
	MATERIALS — 0.3%
	Metals & Mining — 0.3%
	Wheaton Precious Metals Corp.	4,868	637,757
			637,757
	MEDIA & ENTERTAINMENT — 5.3%
	Entertainment — 1.6%
[a]	Liberty Media Corp.-Liberty Formula One Class C	36,301	3,086,311
	Interactive Media & Services — 3.7%
	Alphabet, Inc. Class A	13,226	3,803,269
	Meta Platforms, Inc. Class A	3,950	2,259,913
[a]	Reddit, Inc. Class A	8,431	1,135,234
			10,284,727
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 8.9%
	Biotechnology — 6.3%
[a]	BioMarin Pharmaceutical, Inc.	10,608	599,246
[a]	Cytokinetics, Inc.	83,190	5,483,053
[a]	Insmed, Inc.	38,337	6,268,866
	Life Sciences Tools & Services — 1.8%
[a]	Repligen Corp.	29,401	3,464,026
	Pharmaceuticals — 0.8%
	Royalty Pharma plc Class A	31,409	1,506,690
			17,321,881
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 10.2%
	Semiconductors & Semiconductor Equipment — 10.2%
	Broadcom, Inc.	9,303	2,879,372
[a]	Credo Technology Group Holding Ltd.	49,584	4,654,450
[a]	Rambus, Inc.	58,106	4,998,859
[a]	SiTime Corp.	21,207	7,323,837
			19,856,518
	SOFTWARE & SERVICES — 8.1%
	Information Technology Services — 0.5%
[a]	Shopify, Inc. Class A	7,441	882,651
	Software — 7.6%
[a]	Agilysys, Inc.	14,062	1,000,371
[a]	Cadence Design Systems, Inc.	2,058	571,856
[a]	Datadog, Inc. Class A	4,686	553,182
[a]	Guidewire Software, Inc.	5,891	881,058
[a]	JFrog Ltd.	107,419	5,041,174
	Microsoft Corp.	13,912	5,149,805

26 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Focus Growth Fund | March 31, 2026 (Unaudited)

ISSUER-DESCRIPTION		SHARES	VALUE

[a]	Rubrik, Inc. Class A	12,017	$588,473
[a]	Samsara, Inc. Class A	35,873	1,136,815
			15,805,385
	TECHNOLOGY HARDWARE & EQUIPMENT — 3.2%
	Communications Equipment — 0.3%
[a]	Lumentum Holdings, Inc.	797	560,100
	Electronic Equipment, Instruments & Components — 0.5%
[a]	Mirion Technologies, Inc.	51,597	959,188
	Technology Hardware, Storage & Peripherals — 2.4%
[a]	Everpure, Inc. Class A	80,064	4,726,979
			6,246,267
	TELECOMMUNICATION SERVICES — 0.3%
	Wireless Telecommunication Services — 0.3%
	T-Mobile U.S., Inc.	2,739	575,272
			575,272
	TRANSPORTATION — 1.8%
	Ground Transportation — 1.8%
[a]	Saia, Inc.	10,180	3,576,030
			3,576,030
	UTILITIES — 0.8%
	Independent Power and Renewable Electricity Producers — 0.8%
[a]	Talen Energy Corp.	4,620	1,474,843
			1,474,843
	TOTAL COMMON STOCK (Cost $118,487,224)		178,944,004

	EXCHANGE-TRADED FUNDS — 0.9%
	Vanguard Small-Cap ETF	6,938	1,817,201
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,924,340)		1,817,201

	SHORT-TERM INVESTMENTS — 7.5%
[b]	Thornburg Capital Management Fund	1,465,732	14,657,316
	TOTAL SHORT-TERM INVESTMENTS (Cost $14,657,316)		14,657,316

	TOTAL INVESTMENTS — 100.1% (Cost $135,068,880)		$195,418,521

	LIABILITIES NET OF OTHER ASSETS — (0.1)%		(148,751)

	NET ASSETS — 100.0%		$195,269,770

Footnote Legend

a	Non-income producing.

b	Investment in Affiliates.

See notes to financial statements.	Semi-Annual Financial Statements | 27

Schedule of Investments

Thornburg Investment Income Builder Fund | March 31, 2026 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	COMMON STOCK — 87.3%

	AUTOMOBILES & COMPONENTS — 0.8%
	Automobile Components — 0.2%
	Cie Generale des Etablissements Michelin SCA	1,238,700	$42,436,482
	Automobiles — 0.6%
	Mercedes-Benz Group AG	1,903,100	116,970,033
			159,406,515
	BANKS — 9.7%
	Banks — 9.7%
	Bank of Ireland Group plc	19,129,250	347,066,395
	BNP Paribas SA	7,892,300	751,849,145
	Citigroup, Inc.	6,986,967	792,391,927
	Regions Financial Corp.	5,862,414	153,126,254
			2,044,433,721
	CAPITAL GOODS — 3.3%
	Aerospace & Defense — 1.8%
	BAE Systems plc	11,749,400	344,474,807
	TransDigm Group, Inc.	25,407	29,445,697
	Industrial Conglomerates — 0.9%
	CK Hutchison Holdings Ltd.	23,928,000	183,671,797
	Machinery — 0.6%
	Daimler Truck Holding AG	2,629,400	129,486,918
			687,079,219
	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 0.8%
	Specialty Retail — 0.8%
	Home Depot, Inc.	505,482	166,247,975
			166,247,975
	CONSUMER DURABLES & APPAREL — 0.5%
	Household Durables — 0.5%
	Midea Group Co. Ltd. Class A	9,034,630	100,635,614
			100,635,614
	CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.8%
	Consumer Staples Distribution & Retail — 2.8%
	BIM Birlesik Magazalar AS	5,157,800	79,502,103
	Tesco plc	83,026,330	521,822,817
			601,324,920
	ENERGY — 7.5%
	Oil, Gas & Consumable Fuels — 7.5%
	Enbridge, Inc.	3,309,521	179,405,491
	Eni SpA	3,846,400	109,367,697
[a,b]	Foresea Holdings SA	147,823	6,393,345
[a,b]	LUKOIL PJSC	314,000	0
[a,b,c]	Malamute Energy, Inc.	12,439	12,439
	Shell plc	2,735,600	126,699,473
	South Bow Corp.	3,421,560	113,830,635
	TC Energy Corp.	4,549,089	284,861,723
	TotalEnergies SE	8,285,200	760,366,826
			1,580,937,629
	FINANCIAL SERVICES — 3.1%
	Capital Markets — 2.0%
	CME Group, Inc.	1,063,223	314,022,913
	MidCap Financial Investment Corp.	3,237,783	36,392,681
[c]	SLR Investment Corp.	4,357,900	62,361,549
	Financial Services — 0.8%
	Equitable Holdings, Inc.	4,814,078	178,650,435

28 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Investment Income Builder Fund | March 31, 2026 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	Mortgage Real Estate Investment Trusts — 0.3%
[c]	Chimera Investment Corp.	5,197,862	$65,233,168
			656,660,746
	FOOD, BEVERAGE & TOBACCO — 0.7%
	Food Products — 0.7%
	Nestle SA	1,451,300	142,359,473
			142,359,473
	HEALTH CARE EQUIPMENT & SERVICES — 0.8%
	Health Care Equipment & Supplies — 0.8%
	Medtronic plc	1,829,695	158,543,072
			158,543,072
	HOUSEHOLD & PERSONAL PRODUCTS — 0.4%
	Household Products — 0.4%
	Reckitt Benckiser Group plc	1,379,307	92,745,071
			92,745,071
	INSURANCE — 6.4%
	Insurance — 6.4%
	ASR Nederland NV	1,670,500	115,008,597
	AXA SA	6,551,100	301,033,095
	Generali	4,639,547	186,655,986
	NN Group NV	9,581,916	748,308,406
			1,351,006,084
	MATERIALS — 2.3%
	Chemicals — 0.3%
	LyondellBasell Industries NV Class A	894,177	72,034,899
	Metals & Mining — 2.0%
	BHP Group Ltd.	6,902,000	249,731,811
	Glencore plc	21,342,700	161,646,909
[a,b]	GMK Norilskiy Nickel PAO	35,140,000	0
			483,413,619
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 6.3%
	Biotechnology — 0.5%
	AbbVie, Inc.	476,780	103,694,882
	Pharmaceuticals — 5.8%
	AstraZeneca plc	1,545,700	302,246,096
	Merck & Co., Inc.	3,559,942	428,225,423
	Novartis AG	1,390,208	213,389,026
	Pfizer, Inc.	1,517,298	42,605,728
	Roche Holding AG	618,500	246,837,686
			1,336,998,841
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.8%
	Semiconductors & Semiconductor Equipment — 7.8%
	Broadcom, Inc.	2,029,364	628,108,452
	Taiwan Semiconductor Manufacturing Co. Ltd.	17,649,261	1,020,736,624
			1,648,845,076
	SOFTWARE & SERVICES — 0.1%
	Information Technology Services — 0.1%
	HCL Technologies Ltd.	2,092,600	30,196,753
			30,196,753
	TECHNOLOGY HARDWARE & EQUIPMENT — 4.0%
	Communications Equipment — 0.9%
	Cisco Systems, Inc.	2,613,737	202,799,854

See notes to financial statements.	Semi-Annual Financial Statements | 29

Schedule of Investments, Continued

Thornburg Investment Income Builder Fund | March 31, 2026 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	Technology Hardware, Storage & Peripherals — 3.1%
	Samsung Electronics Co. Ltd.	5,529,200	$646,702,382
			849,502,236
	TELECOMMUNICATION SERVICES — 22.0%
	Diversified Telecommunication Services — 19.7%
	AT&T, Inc.	27,002,773	782,810,389
	Deutsche Telekom AG	15,821,300	590,502,587
[a,b]	Digicel Holdings Ltd.	220,592	200,066
	Koninklijke KPN NV	59,231,000	330,131,472
	Orange SA	72,111,380	1,478,503,667
	Singapore Telecommunications Ltd.	65,130,000	250,777,956
	Swisscom AG	143,600	120,503,794
[c]	Zegona Communications plc	27,593,000	607,100,637
	Wireless Telecommunication Services — 2.3%
	Vodafone Group plc	327,785,324	494,415,405
			4,654,945,973
	TRANSPORTATION — 1.3%
	Air Freight & Logistics — 1.3%
	Deutsche Post AG	5,217,600	275,003,537
			275,003,537
	UTILITIES — 6.7%
	Electric Utilities — 5.0%
	Endesa SA	10,955,857	456,892,937
	Enel SpA	54,735,431	598,413,103
	Gas Utilities — 0.6%
	Snam SpA	15,827,000	119,896,398
	Multi-Utilities — 1.1%
	E.ON SE	8,053,300	176,379,058
	Engie SA	2,047,372	65,981,563
			1,417,563,059
	TOTAL COMMON STOCK (Cost $10,088,627,022)		18,437,849,133

	PREFERRED STOCK — 0.3%

	BANKS — 0.1%
	Banks — 0.1%
[d,e,f]	First Horizon Bank (TSFR3M + 1.11%), 4/29/2026	12,000	8,877,000
			8,877,000
	ENERGY — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
[e]	Summit Midstream Corp. Series A, 12.284%, 4/30/2026	160,970	25,667,246
			25,667,246
	FINANCIAL SERVICES — 0.0%
	Capital Markets — 0.0%
[e,f]	Morgan Stanley Series A, 4.634% (TSFR3M + 0.96%), 4/30/2026	120,000	2,271,600
			2,271,600
	INSURANCE — 0.1%
	Insurance — 0.1%
[f]	Reinsurance Group of America, Inc. 7.125% (5-Yr. CMT + 3.46%), 10/15/2052	762,175	19,366,867
			19,366,867
	TOTAL PREFERRED STOCK (Cost $58,496,360)		56,182,713

	ASSET BACKED SECURITIES — 0.7%

	AUTO RECEIVABLES — 0.1%

30 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Investment Income Builder Fund | March 31, 2026 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	Carvana Auto Receivables Trust,
[a,d]	Series 2021-P1 Class R, due 12/10/2027	$24,000	$0
[d]	Series 2021-P2 Class R, due 5/10/2028	8,000	1,058,668
[d]	Series 2021-P4 Class R, due 9/11/2028	17,500	1,786,490
[d]	Series 2022-P1 Class R, due 1/10/2029	24,000	4,980,894
[d]	CPS Auto Securitization Trust, Series 2021-1A Class A, 7.86% due 6/16/2026	5,888,494	5,997,430
[d]	FHF Trust, Series 2022-2A Class A, 6.14% due 12/15/2027	125,836	125,898
	Flagship Credit Auto Trust,
[d]	Series 2019-3 Class R, due 12/15/2026	60,000	2,022,366
[d]	Series 2019-4 Class R, due 3/15/2027	60,000	3,378,600
[d]	JPMorgan Chase Bank NA - CACLN, Series 2021-1 Class R, 28.348% due 9/25/2028	416,803	431,037
[d]	United Auto Credit Securitization Trust Series 2022-1 Class R, due 11/10/2028	37,000	1,762,646
			21,544,029
	CREDIT CARD — 0.2%
[d]	Continental Finance Credit Card ABS Master Trust, Series 2024-A Class D, 9.42% due 12/15/2032	9,342,000	9,235,698
[d]	Fortiva Retail Credit Master Note Business Trust, Series 2025-ONE Class A, 5.55% due 1/15/2031	22,585,000	22,434,896
[d]	Perimeter Master Notes Business Trust, 8.55% due 9/17/2029	5,000,000	5,013,320
			36,683,914
	OTHER ASSET BACKED — 0.3%
[d]	Aqua Finance Trust, Series 2020-AA Class D, 7.15% due 7/17/2046	5,250,041	5,202,003
[f]	ASP WHCO Partner 2 LP, 6.783% due 3/29/2029	23,750,000	23,695,430
[d]	DataBank Issuer LLC, Series 2024-1A Class A2, 5.30% due 1/26/2054	10,000,000	9,859,100
[b,d,g]	FAT Brands Fazoli’s Native I LLC, Series 2021-1 Class A2, 7.00% due 7/25/2051	13,687,621	8,912,949
[a,d]	Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2 Class R, due 6/20/2051	42,000	1,634,299
[d]	LendingPoint Asset Securitization Trust, Series 2020-REV1 Class C, 7.699% due 10/15/2028	2,696,083	2,711,609
	Marlette Funding Trust,
[d]	Series 2021-1A Class R, due 6/16/2031	9,550	18,352
[d]	Series 2021-2A Class R, due 9/15/2031	26,000	356,600
[d]	Series 2021-3A Class R, due 12/15/2031	23,881	350,846
	Mosaic Solar Loan Trust,
[d]	Series 2020-2A Class R, due 8/20/2046	6,374,937	1,255,518
[d]	Series 2021-1A Class R, due 12/20/2046	8,500,000	1,179,647
[d]	Series 2021-2A Class R, due 4/22/2047	10,000,000	607,220
[d,f]	Oportun Funding LLC Series 2022-1 Class CERT, due 6/15/2029	11,604	149,926
[d]	Retained Vantage Data Centers Issuer LLC, Series 2023-1A Class A2A, 5.00% due 9/15/2048	5,000,000	4,974,926
	Upstart Pass-Through Trust,
[d]	Series 2021-ST8 Class CERT, due 10/20/2029	4,150,000	262,342
[d]	Series 2021-ST9 Class CERT, due 11/20/2029	1,415,000	151,542
			61,322,309
	STUDENT LOAN — 0.1%
[d]	College Ave Student Loans LLC Series 2023-A Class R, due 5/25/2055	35,000	16,506,283
[d]	MPOWER Education Trust, Series 2025-A Class A, 6.62% due 7/21/2042	12,337,918	12,463,778
[f]	National Collegiate Student Loan Trust, Series 2007-2 Class A4, 4.083% (TSFR1M + 0.40%) due 1/25/2033	4,716,890	4,591,928
[d]	SoFi Professional Loan Program Trust Series 2021-B Class R1, due 2/15/2047	23,000	501,787
			34,063,776
	TOTAL ASSET BACKED SECURITIES (Cost $147,130,925)		153,614,028

	CORPORATE BONDS — 3.7%

	BANKS — 0.2%
	Banks — 0.2%
	Bank of New York Mellon Corp.,
[e,f]	Series F, 4.625% (TSFR3M + 3.39%) due 9/20/2026	1,935,000	1,925,519
[e,f]	Series I, 3.75% (5-Yr. CMT + 2.63%) due 12/20/2026	34,407,000	33,730,214
	Keybank National Association, 5.00% due 1/26/2033	10,250,000	10,115,110
			45,770,843

See notes to financial statements.	Semi-Annual Financial Statements | 31

Schedule of Investments, Continued

Thornburg Investment Income Builder Fund | March 31, 2026 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	CAPITAL GOODS — 0.1%
	Aerospace & Defense — 0.0%
[d]	BWX Technologies, Inc., 4.125% due 6/30/2028	$7,500,000	$7,306,050
[d]	TransDigm, Inc., 6.75% due 8/15/2028	6,345,000	6,417,460
	Trading Companies & Distributors — 0.1%
	LKQ Corp., 6.25% due 6/15/2033	5,840,000	6,013,565
[d]	Windsor Holdings III LLC, 8.50% due 6/15/2030	7,470,000	7,737,052
			27,474,127
	COMMERCIAL & PROFESSIONAL SERVICES — 0.1%
	Commercial Services & Supplies — 0.1%
[d]	ACCO Brands Corp., 4.25% due 3/15/2029	7,500,000	6,698,625
	CoreCivic, Inc., 8.25% due 4/15/2029	12,869,000	13,430,088
	GEO Group, Inc., 8.625% due 4/15/2029	8,975,000	9,321,974
			29,450,687
	CONSUMER DURABLES & APPAREL — 0.1%
	Household Durables — 0.1%
[d]	CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50% due 10/15/2029	11,475,000	9,731,374
	Leisure Products — 0.0%
	Polaris, Inc., 6.95% due 3/15/2029	5,000,000	5,240,250
			14,971,624
	CONSUMER SERVICES — 0.0%
	Hotels, Restaurants & Leisure — 0.0%
	Marriott International, Inc., 4.50% due 10/1/2034	4,497,000	4,236,264
			4,236,264
	CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.2%
	Consumer Staples Distribution & Retail — 0.2%
[d]	KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00% due 2/15/2029	24,136,000	25,135,472
[d]	U.S. Foods, Inc., 4.75% due 2/15/2029	5,880,000	5,807,147
			30,942,619
	ENERGY — 0.8%
	Energy Equipment & Services — 0.1%
[d,h]	Empresa Generadora de Electricidad Haina SA, 5.625% due 11/8/2028	7,850,000	7,642,524
	Oil, Gas & Consumable Fuels — 0.7%
[d]	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625% due 3/15/2029	13,230,000	13,693,182
	Energean Israel Finance Ltd.,
[h]	5.375% due 3/30/2028	6,500,000	6,247,150
[h]	8.50% due 9/30/2033	12,410,941	12,758,820
[f]	Energy Transfer LP, 6.943% (TSFR3M + 3.28%) due 11/1/2066	13,820,000	13,578,150
	Kinder Morgan Energy Partners LP,
	5.00% due 3/1/2043	10,000,000	8,970,000
	5.80% due 3/15/2035	10,000,000	10,384,400
	Kinder Morgan, Inc.,
	5.30% due 12/1/2034	23,630,000	23,839,598
	5.55% due 6/1/2045	5,000,000	4,768,100
[d,h]	Medco Maple Tree Pte. Ltd., 8.96% due 4/27/2029	7,000,000	7,186,760
	Petroleos Mexicanos,
[h]	5.95% due 1/28/2031	10,000,000	9,555,300
[h]	6.70% due 2/16/2032	3,000,000	2,935,680
[h]	7.69% due 1/23/2050	5,650,000	4,895,725
	Sunoco LP,
[d]	7.25% due 5/1/2032	4,892,000	5,065,960
[d,e,f]	7.875% (5-Yr. CMT + 4.23%) due 9/18/2030	7,588,000	7,732,703
	Sunoco LP/Sunoco Finance Corp., 5.875% due 3/15/2028	5,000,000	4,993,550
	Williams Cos., Inc., 5.75% due 6/24/2044	14,198,000	13,834,531
			158,082,133

32 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Investment Income Builder Fund | March 31, 2026 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
	Diversified REITs — 0.1%
[d]	Iron Mountain, Inc., 7.00% due 2/15/2029	$7,500,000	$7,647,150
	Vornado Realty LP, 2.15% due 6/1/2026	8,186,500	8,147,778
			15,794,928
	FINANCIAL SERVICES — 0.2%
	Capital Markets — 0.1%
	Blue Owl Credit Income Corp., 7.75% due 9/16/2027	2,500,000	2,536,650
[d]	Blue Owl Technology Finance Corp., 3.75% due 6/17/2026	13,000,000	12,930,970
[d]	Burford Capital Global Finance LLC, 9.25% due 7/1/2031	11,500,000	10,384,385
[d,h]	Foresea Holdings SA, 7.50% due 6/15/2030	1,520,371	1,492,685
	Hercules Capital, Inc., 2.625% due 9/16/2026	4,098,000	4,040,341
	Financial Services — 0.1%
	Antares Holdings LP,
[d]	3.75% due 7/15/2027	3,000,000	2,915,850
[d]	6.35% due 10/23/2029	5,000,000	4,949,000
[d]	7.95% due 8/11/2028	3,000,000	3,109,980
			42,359,861
	FOOD, BEVERAGE & TOBACCO — 0.1%
	Beverages — 0.0%
[d,h]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	10,443,000	10,185,476
	Food Products — 0.0%
[d]	Darling Ingredients, Inc., 6.00% due 6/15/2030	4,050,000	4,090,378
	Tobacco — 0.1%
[d,h]	Imperial Brands Finance plc, 6.125% due 7/27/2027	5,000,000	5,101,050
[d,h]	JT International Financial Services BV, 6.875% due 10/24/2032	5,000,000	5,540,300
			24,917,204
	INSURANCE — 0.2%
	Insurance — 0.2%
[h]	Enstar Group Ltd., 3.10% due 9/1/2031	8,354,000	7,378,754
	Fidelity National Financial, Inc.,
	2.45% due 3/15/2031	1,617,000	1,427,455
	3.40% due 6/15/2030	8,383,000	7,884,547
	Horace Mann Educators Corp., 7.25% due 9/15/2028	10,000,000	10,552,900
[d]	MetLife, Inc., 9.25% due 4/8/2068	12,000,000	14,034,840
	Stewart Information Services Corp., 3.60% due 11/15/2031	8,101,000	7,166,550
			48,445,046
	MATERIALS — 0.1%
	Chemicals — 0.0%
[d,h]	Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00% due 1/27/2030	3,000,000	2,708,430
[d,h]	OCP SA, 3.75% due 6/23/2031	1,735,000	1,577,531
	Metals & Mining — 0.1%
[d,h]	Navoi Mining & Metallurgical Combinat, 6.70% due 10/17/2028	7,500,000	7,633,875
	WE Soda Investments Holding plc,
[d,h]	9.375% due 2/14/2031	4,150,000	4,094,058
[d,h]	9.50% due 10/6/2028	2,000,000	1,999,260
			18,013,154
	MEDIA & ENTERTAINMENT — 0.1%
	Media — 0.1%
[d]	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75% due 2/1/2032	8,000,000	7,252,080
	Sirius XM Radio LLC,
[d]	3.125% due 9/1/2026	5,000,000	4,967,450
[d]	5.00% due 8/1/2027	6,250,000	6,240,063
			18,459,593

See notes to financial statements.	Semi-Annual Financial Statements | 33

Schedule of Investments, Continued

Thornburg Investment Income Builder Fund | March 31, 2026 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0%
	Real Estate Management & Development — 0.0%
[d]	Cushman & Wakefield U.S. Borrower LLC, 6.75% due 5/15/2028	$3,000,000	$3,004,470
[d]	Greystar Real Estate Partners LLC, 7.75% due 9/1/2030	2,490,000	2,597,991
			5,602,461
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.0%
	Semiconductors & Semiconductor Equipment — 0.0%
[d]	Qorvo, Inc., 3.375% due 4/1/2031	9,800,000	8,862,336
			8,862,336
	SOFTWARE & SERVICES — 0.3%
	Information Technology Services — 0.0%
[d]	Science Applications International Corp., 4.875% due 4/1/2028	7,000,000	6,886,530
	Internet Software & Services — 0.2%
[d]	Arches Buyer, Inc., 4.25% due 6/1/2028	6,500,000	6,266,195
[d]	Cogent Communications Group LLC/Cogent Finance, Inc., 7.00% due 6/15/2027	10,000,000	9,886,600
	Prosus NV,
[d,h]	3.061% due 7/13/2031	11,800,000	10,572,210
[d,h]	3.832% due 2/8/2051	5,000,000	3,208,400
[d,h]	4.027% due 8/3/2050	5,000,000	3,334,400
	Software — 0.1%
	Fair Isaac Corp.,
[d]	4.00% due 6/15/2028	17,800,000	17,280,062
[d]	6.25% due 9/15/2034	2,364,000	2,323,126
[d]	GoTo Group, Inc., 5.50% due 5/1/2028	4,354,350	2,148,034
[d,h]	Open Text Corp., 3.875% due 12/1/2029	10,000,000	8,954,000
			70,859,557
	TECHNOLOGY HARDWARE & EQUIPMENT — 0.1%
	Electronic Equipment, Instruments & Components — 0.1%
	CDW LLC/CDW Finance Corp., 4.25% due 4/1/2028	5,000,000	4,938,350
	Vontier Corp., 2.40% due 4/1/2028	5,832,000	5,589,797
			10,528,147
	TELECOMMUNICATION SERVICES — 0.6%
	Diversified Telecommunication Services — 0.6%
[h]	Deutsche Telekom International Finance BV (Guaranty: Deutsche Telekom AG), 8.75% due 6/15/2030	26,150,000	30,041,381
[h]	Telefonica Emisiones SA (Guaranty: Telefonica SA), 7.045% due 6/20/2036	85,390,000	94,299,593
	Wireless Telecommunication Services — 0.0%
[d,h]	Turkcell Iletisim Hizmetleri AS, 7.45% due 1/24/2030	10,000,000	10,150,500
			134,491,474
	TRANSPORTATION — 0.1%
	Passenger Airlines — 0.1%
	American Airlines Pass-Through Trust, Series 2019-1 Class B, 3.85% due 8/15/2029	4,330,585	4,199,498
[d,h]	Pegasus Hava Tasimaciligi AS, 8.00% due 9/11/2031	14,750,000	14,614,743
			18,814,241
	UTILITIES — 0.3%
	Electric Utilities — 0.3%
[d,h]	AES Espana BV, 5.70% due 5/4/2028	4,850,000	4,754,552
	Comision Federal de Electricidad,
[h]	5.00% due 9/29/2036	8,708,000	8,078,847
[d,h]	6.45% due 1/24/2035	8,000,000	7,956,160
[f,h]	Emera, Inc., Series 16-A, 6.75% (TSFR3M + 5.44%) due 6/15/2076	31,457,000	31,463,606
	Multi-Utilities — 0.0%
[d,h]	Aegea Finance SARL, 9.00% due 1/20/2031	9,500,000	9,350,280
			61,603,445
	TOTAL CORPORATE BONDS (Cost $745,934,109)		789,679,744

34 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Investment Income Builder Fund | March 31, 2026 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	OTHER GOVERNMENT — 0.1%
[d,h]	Finance Department Government of Sharjah, 3.625% due 3/10/2033	$7,000,000	$5,976,670
[d,h]	Nigeria Government International Bonds, 7.625% due 11/28/2047	6,000,000	5,466,300
	TOTAL OTHER GOVERNMENT (Cost $9,629,046)		11,442,970

	U.S. GOVERNMENT AGENCIES — 0.2%
[e,f]	CoBank ACB, Series I, 6.25% (TSFR3M + 4.66%), 10/1/2026	29,810,000	29,841,301
[e,f]	Farm Credit Bank of Texas, Series 6, 7.00% (5-Yr. CMT + 3.01%), 9/15/2030	5,000,000	5,123,900
	TOTAL U.S. GOVERNMENT AGENCIES (Cost $34,911,491)		34,965,201

	MORTGAGE BACKED — 1.5%
[d,f]	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-6 Class A3, 4.30% due 7/25/2067	3,466,307	3,451,383
[d,f]	Barclays Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-INV1 Class A3, 4.53% due 2/25/2062	11,384,937	11,187,772
	Barclays Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f]	Series 2021-NPL1 Class A, 5.00% due 11/25/2051	4,347,431	4,349,535
[d,f]	Series 2022-RPL1 Class A, 7.25% due 2/25/2028	9,361,893	9,419,979
[f]	Bear Stearns ARM Trust, Whole Loan Securities Trust CMO, Series 2003-6 Class 2B1, 6.375% due 8/25/2033	12,214	12,176
	Chase Home Lending Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f]	Series 2019-1 Class B4, 3.877% due 3/25/2050	917,943	818,532
[d,f]	Series 2019-1 Class B5, 3.877% due 3/25/2050	429,435	340,856
[d,f]	Series 2019-1 Class B6, 3.65% due 3/25/2050	745,503	496,312
[d,f]	Chase Mortgage Finance Corp., Whole Loan Securities Trust CMO, Series 2016-SH2 Class M4, 3.75% due 12/25/2045	530,012	494,957
	CIM Trust, Whole Loan Securities Trust CMO,
[d,f,i]	Series 2020-J1 Class A1, 0.435% due 10/25/2049	46,940,517	1,010,122
[d,f,i]	Series 2020-J1 Class A2, 0.50% due 10/25/2049	41,867,108	1,158,559
[d,f,i]	Series 2020-J1 Class AS, 0.20% due 10/25/2049	58,617,189	633,488
[d,f]	Series 2020-J1 Class B4, 3.435% due 10/25/2049	1,247,478	1,088,259
[d,f]	Series 2020-J1 Class B5, 3.435% due 10/25/2049	631,062	423,062
[d,f]	Series 2020-J1 Class B6, 3.435% due 10/25/2049	1,145,464	573,010
[d,f,i]	Series 2020-J2 Class AX1, 0.253% due 1/25/2051	91,980,190	1,335,543
[d,f,i]	Series 2020-J2 Class AXS, 0.21% due 1/25/2051	98,425,160	1,187,519
[d,f]	Series 2020-J2 Class B4, 2.753% due 1/25/2051	491,000	236,323
[d,f]	Series 2020-J2 Class B5, 2.753% due 1/25/2051	164,000	77,572
[d,f]	Series 2020-J2 Class B6, 2.753% due 1/25/2051	655,000	280,637
[d,f]	Series 2023-I1 Class M1, 7.039% due 4/25/2058	5,000,000	5,000,000
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[f]	Series 2004-HYB2 Class B1, 5.726% due 3/25/2034	129,131	36,812
[d,f]	Series 2020-EXP1 Class B1, 4.467% due 5/25/2060	2,150,000	1,780,210
[d,f]	Series 2020-EXP1 Class B2, 4.467% due 5/25/2060	1,450,000	1,145,176
[d,f]	Series 2020-EXP1 Class B3, 4.467% due 5/25/2060	725,000	466,608
[d,i]	Series 2020-EXP1 Class XS, due 5/25/2060	28,295,093	678,516
[d,f]	Series 2020-EXP2 Class B5, 4.001% due 8/25/2050	585,000	349,130
[d,f]	Series 2020-EXP2 Class B6, 4.001% due 8/25/2050	1,400,000	752,851
[d,f]	Series 2021-J1 Class B4, 2.609% due 4/25/2051	429,000	206,807
[d,f]	Series 2021-J1 Class B5, 2.609% due 4/25/2051	665,000	295,808
[d,f]	Series 2021-J1 Class B6, 2.609% due 4/25/2051	509,528	201,767
[d,f]	Series 2021-J3 Class B4, 2.86% due 9/25/2051	1,033,000	561,477
[d,f]	Series 2021-J3 Class B6, 2.86% due 9/25/2051	573,149	240,293
[d]	Cogent Ipv4 LLC, CMBS, Series 2024-1A Class A2, 7.924% due 5/25/2054	2,598,000	2,676,477
	CSMC Trust, Whole Loan Securities Trust CMO,
[d,f]	Series 2020-AFC1 Class M1, 2.841% due 2/25/2050	3,808,500	3,254,601
[d,f,i]	Series 2021-AFC1 Class AS, 0.25% due 3/25/2056	61,199,086	598,974
[d,f]	Series 2021-AFC1 Class B3, 4.311% due 3/25/2056	215,000	146,678
[d,f,i]	Series 2021-AFC1 Class XS, 3.206% due 3/25/2056	61,199,086	10,293,074
[d,f]	Series 2022-NQM5 Class A3, 5.169% due 5/25/2067	2,983,019	2,972,420
[d]	DC Office Trust, CMBS, Series 2019-MTC Class A, 2.965% due 9/15/2045	3,025,000	2,728,589
	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f,i]	Series 2020-2 Class AX1, 0.654% due 8/25/2050	85,932,929	2,935,856
[d,f,i]	Series 2020-2 Class AX2, 0.50% due 8/25/2050	14,728,457	412,871
[d,f]	Series 2020-2 Class B4, 3.654% due 8/25/2050	777,895	681,315
[d,f]	Series 2020-2 Class B5, 3.654% due 8/25/2050	2,333,686	2,065,723
[d,f]	Series 2020-2 Class B6C, 2.801% due 8/25/2050	3,069,674	1,777,879

See notes to financial statements.	Semi-Annual Financial Statements | 35

Schedule of Investments, Continued

Thornburg Investment Income Builder Fund | March 31, 2026 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

[d,f,i]	Series 2021-13IN Class AX1, 0.172% due 12/30/2051	$145,775,590	$1,438,018
[d,f,i]	Series 2021-13IN Class AX17, 0.18% due 12/30/2051	12,085,023	133,567
[d,f,i]	Series 2021-13IN Class AX4, 0.50% due 12/30/2051	11,027,583	338,556
[d,f]	Series 2021-13IN Class B4, 3.352% due 12/30/2051	2,272,482	1,877,722
[d,f]	Series 2021-13IN Class B5, 3.352% due 12/30/2051	445,406	359,424
[d,f]	Series 2021-13IN Class B6C, 3.197% due 12/30/2051	3,911,113	2,701,789
[d,f]	Galton Funding Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-H1 Class B1, 3.386% due 1/25/2060	4,379,900	3,141,345
[d,f]	Glebe Funding Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 8.099% due 11/29/2028	6,502,741	6,512,578
	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,f,i]	Series 2020-INV1 Class A11X, 3.38% due 10/25/2050	1,152,649	184,687
[d,f,i]	Series 2020-INV1 Class A12X, 2.897% due 10/25/2050	13,800,974	1,898,110
[d,f,i]	Series 2020-INV1 Class AS, 0.189% due 10/25/2050	77,524,055	859,432
[d,f,i]	Series 2020-INV1 Class AX1, due 10/25/2050	49,900,011	499
[d,f,i]	Series 2020-INV1 Class AX2, 0.397% due 10/25/2050	2,487,296	52,423
[d,f,i]	Series 2020-INV1 Class AX4, 0.917% due 10/25/2050	2,677,786	116,423
[d,f]	Series 2020-INV1 Class B4, 3.814% due 10/25/2050	1,731,255	1,525,595
[d,f]	Series 2020-INV1 Class B5, 3.814% due 10/25/2050	1,735,353	1,536,681
[d,f]	Series 2020-INV1 Class B6, 3.814% due 10/25/2050	4,398,412	3,128,744
[d,f,i]	Series 2020-INV1 Class BX, 0.314% due 10/25/2050	19,758,800	317,184
[d,f]	GSMS Trust, CMBS, Series 2026-DAWN Class A, 5.823% due 4/10/2043	13,345,000	13,337,380
[d,f]	JP Morgan Chase Commercial Mortgage Securities Trust, CMBS, Series 2025-BHR5 Class B, 5.815% (TSFR1M + 2.14%) due
	3/15/2040	8,000,000	7,994,207
	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f,i]	Series 2020-3 Class AX1, 0.128% due 8/25/2050	11,068,322	54,295
[d,f,i]	Series 2020-4 Class A11X, 1.462% (5.14% - TSFR1M) due 11/25/2050	2,171,327	103,282
[d,f,i]	Series 2020-4 Class A3X, 0.50% due 11/25/2050	9,843,350	242,792
[d,f,i]	Series 2020-4 Class AX1, 0.065% due 11/25/2050	36,357,788	73,290
[d,f,i]	Series 2020-4 Class AX3, 3.50% due 11/25/2050	1,005,928	177,131
[d,f,i]	Series 2020-4 Class AX4, 0.55% due 11/25/2050	2,321,511	62,882
[d,f]	Series 2020-4 Class B4, 3.615% due 11/25/2050	1,777,463	1,580,013
[d,f]	Series 2020-4 Class B5, 3.615% due 11/25/2050	820,499	664,700
[d,f]	Series 2020-4 Class B6, 3.615% due 11/25/2050	1,582,548	842,450
[d,f]	Series 2020-7 Class B4, 3.507% due 1/25/2051	2,187,423	1,914,685
[d,f]	Series 2020-7 Class B5, 3.507% due 1/25/2051	1,552,763	1,027,629
[d,f]	Series 2020-7 Class B6, 3.401% due 1/25/2051	2,260,779	1,168,918
[d,f]	Series 2021-11 Class B5, 3.018% due 1/25/2052	3,484,055	2,799,275
[d,f]	Series 2021-11 Class B6, 2.535% due 1/25/2052	3,956,128	2,083,624
[d,f]	Series 2022-2 Class B4, 3.121% due 8/25/2052	3,053,284	2,491,438
[d,f]	Series 2022-2 Class B5, 3.121% due 8/25/2052	1,621,774	1,048,703
[d,f]	Series 2022-2 Class B6, 2.308% due 8/25/2052	1,795,512	757,362
[d,f]	Series 2022-3 Class B4, 3.094% due 8/25/2052	2,503,742	1,967,546
[d,f]	Series 2022-3 Class B5, 3.094% due 8/25/2052	1,593,538	784,558
[d,f]	Series 2022-3 Class B6, 1.768% due 8/25/2052	1,459,907	614,831
	Mello Mortgage Capital Acceptance, Whole Loan Securities Trust CMO,
[d,f,i]	Series 2021-INV2 Class AX1, 0.108% due 8/25/2051	86,150,084	365,070
[d,f,i]	Series 2021-INV2 Class AX4, 0.70% due 8/25/2051	5,902,850	247,910
[d,f]	Series 2021-INV2 Class B5, 3.308% due 8/25/2051	296,863	235,093
[d,f]	Series 2021-INV2 Class B6, 3.242% due 8/25/2051	1,445,321	804,967
[d,f,i]	Series 2021-INV3 Class AX1, 0.149% due 10/25/2051	105,477,920	684,056
[d,f,i]	Series 2021-INV3 Class AX4, 0.55% due 10/25/2051	8,542,226	234,439
[d,f]	Series 2021-INV3 Class B5, 3.199% due 10/25/2051	413,501	324,259
[d,f]	Series 2021-INV3 Class B6, 3.14% due 10/25/2051	1,837,413	1,055,332
[f]	Merrill Lynch Mortgage Investors Trust, Whole Loan Securities Trust CMO, Series 2004-A4 Class M1, 5.091% due 8/25/2034	516,758	490,256
[d,f]	MFA Trust, Whole Loan Securities Trust CMO, Series 2024-NPL1 Class A1, 6.33% due 9/25/2054	8,106,833	8,116,830
[d]	Morgan Stanley Capital I Trust, CMBS, Series 2024-BPR2 Class A, 7.291% due 5/5/2029	9,497,753	9,932,834
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,f,i]	Series 2021-INV1 Class AX1, 0.744% due 6/25/2051	85,013,051	3,392,896
[d,f]	Series 2021-INV1 Class B5, 3.244% due 6/25/2051	1,015,998	858,814
[d,f]	Series 2021-INV1 Class B6, 3.226% due 6/25/2051	1,825,770	1,184,908
[d,f]	Series 2024-RTL1 Class A1, 6.664% due 3/25/2039	5,000,000	5,004,168
[d,f]	NRM FHT1 Excess Owner LLC, Whole Loan Securities Trust CMO, Series 2025-FHT1 Class A, 6.545% due 3/25/2032	7,335,469	7,361,333
[d]	NYC Commercial Mortgage Trust, CMBS, Series 2021-909 Class A, 2.941% due 4/10/2043	5,000,000	4,306,460
[d,f]	OBX Trust, Whole Loan Securities Trust CMO, Series 2021-NQM4 Class A1, 1.957% due 10/25/2061	15,195,352	13,080,741

36 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Investment Income Builder Fund | March 31, 2026 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

[d,f]	Pretium Mortgage Credit Partners LLC, Whole Loan Securities Trust CMO, Series 2025-NPL3 Class A1, 6.708% due 4/25/2055	$23,027,110	$23,048,945
[d,f]	PRPM Trust, Whole Loan Securities Trust CMO, Series 2022-NQM1 Class A1, 5.50% due 8/25/2067	6,608,561	6,588,707
[d,f]	Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class B1, 3.81% due 9/25/2059	1,500,000	1,459,204
[d,f]	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-7 Class B3, 3.724% due 10/25/2047	1,751,964	1,569,219
[d,f]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 4.938% (TSFR1M + 1.26%) due 5/15/2038	5,212,000	5,189,851
	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f,i]	Series 2019-3 Class AIOS, 0.375% due 9/25/2059	39,488,187	592,343
[d,f]	Series 2019-3 Class B2, 5.663% due 9/25/2059	7,910,000	7,882,609
[d,f]	Series 2019-3 Class B3, 6.373% due 9/25/2059	3,366,214	2,919,963
[a,d,f]	Series 2019-3 Class C, due 9/25/2059	950	950
[d]	Series 2019-3 Class XS1, due 9/25/2059	38,791,753	388
[d]	Series 2019-3 Class XS2, due 9/25/2059	36,851,794	2,011,227
[d,f]	SKY Trust, CMBS, Series 2025-LINE Class A, 6.261% (TSFR1M + 2.59%) due 4/15/2042	4,024,596	4,051,999
[d,f]	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO, Series 2019-INV1 Class B1, 3.657% due 9/27/2049	10,000,000	9,605,515
	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f]	Series 2025-R1 Class A1, 4.00% due 11/27/2057	9,311,397	8,330,158
[d,f]	Series 2025-R2 Class A1, 4.50% due 9/25/2064	14,691,397	13,714,375
[d,f]	Visio Trust, Whole Loan Securities Trust CMO, Series 2022-1 Class M1, 5.661% due 8/25/2057	5,351,000	5,335,015
	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,f,i]	Series 2020-3 Class A1, 0.181% due 6/25/2050	128,013,179	1,147,907
[d,f]	Series 2020-3 Class B5, 3.181% due 6/25/2050	1,046,000	646,767
[d,f]	Series 2020-3 Class B6, 3.181% due 6/25/2050	1,912,755	971,974
[d,f,i]	Series 2021-INV1 Class A2, 0.50% due 8/25/2051	151,815,796	4,490,165
[d,f]	Series 2021-INV1 Class B4, 3.30% due 8/25/2051	3,170,531	2,704,374
[d,f]	Series 2021-INV1 Class B5, 3.30% due 8/25/2051	2,445,838	2,033,174
[d,f]	Series 2021-INV1 Class B6, 3.30% due 8/25/2051	1,881,528	945,960
	TOTAL MORTGAGE BACKED (Cost $305,012,109)		311,670,431

	LOAN PARTICIPATIONS — 0.2%

	COMMERCIAL & PROFESSIONAL SERVICES — 0.1%
	Commercial Services & Supplies — 0.1%
[j]	Imagefirst Holdings LLC, 6.675% (SOFR + 3.00%) due 3/12/2032	19,800,500	19,701,497
			19,701,497
	FOOD, BEVERAGE & TOBACCO — 0.0%
	Beverages — 0.0%
[j]	Celsius Holdings, Inc., 6.20% (SOFR + 2.50%) due 4/1/2032	6,191,111	6,196,931
			6,196,931
	HOUSEHOLD & PERSONAL PRODUCTS — 0.0%
	Household Products — 0.0%
[j]	Energizer Holdings, Inc., 5.675% (SOFR + 2.00%) due 3/19/2032	6,436,904	6,412,766
			6,412,766
	MEDIA & ENTERTAINMENT — 0.0%
	Media — 0.0%
[j]	Century De Buyer LLC, 6.667% (SOFR + 3.00%) due 10/30/2030	1,477,613	1,433,594
			1,433,594
	SOFTWARE & SERVICES — 0.1%
	Software — 0.1%
[k]	Electronic Arts, Inc, due 3/24/2033	14,850,000	14,757,188
[j]	GoTo Group, Inc., 8.571% (SOFR + 4.75%) due 4/28/2028	2,229,326	1,149,152
			15,906,340
	TECHNOLOGY HARDWARE & EQUIPMENT — 0.0%
	Technology Hardware, Storage & Peripherals — 0.0%
[j]	Xerox Holdings Corp., 7.627% - 7.73% (SOFR + 4.00%) due 11/19/2029	5,768,000	3,633,840
			3,633,840
	TOTAL LOAN PARTICIPATIONS (Cost $56,626,122)		53,284,968

See notes to financial statements.	Semi-Annual Financial Statements | 37

Schedule of Investments, Continued

Thornburg Investment Income Builder Fund | March 31, 2026 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	SHORT-TERM INVESTMENTS — 5.8%
[c]	Thornburg Capital Management Fund	121,385,137	$1,213,851,363
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,213,851,363)		1,213,851,363

	TOTAL INVESTMENTS — 99.8% (Cost $12,660,218,547)		$21,062,540,551

	OTHER ASSETS LESS LIABILITIES — 0.2%		52,402,951

NET ASSETS — 100.0%			$21,114,943,502

OUTSTANDING FORWARD CURRENCY CONTRACTS TO BUY OR SELL AT MARCH 31, 2026
CONTRACT	CONTRACT		CONTRACT	CONTRACT	VALUE	UNREALIZED	UNREALIZED
DESCRIPTION	PARTY*	BUY/SELL	AMOUNT	VALUE DATE	USD	APPRECIATION	DEPRECIATION

Great Britain Pound	SSB	Sell	453,266,100	6/17/2026	599,808,139	$6,285,692	$—
Swiss Franc	SSB	Sell	61,675,600	6/17/2026	77,776,061	867,220	—
Euro	BBH	Sell	3,141,675,800	6/26/2026	3,645,324,499	—	(13,107,440)
Total						$7,152,912	$(13,107,440)
Net unrealized appreciation (depreciation)							$(5,954,528)

* Counterparties include State Street Bank and Trust Company (“SSB”) and Brown Brothers Harriman & Co. (“BBH”).

Footnote Legend

a	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.
b	Non-income producing.
c	Investment in Affiliates.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the aggregate value of these securities in the Fund’s portfolio was $817,937,536, representing 3.87% of the Fund’s net assets.
e	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
f	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on March 31, 2026.
g	Bond in default.
h	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
i	Interest only.
j	The stated coupon rate represents the greater of the SOFR or the SOFR floor rate plus a spread at March 31, 2026.
k	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be effective at the time of settlement and will be based upon the Secured Overnight Financing Rate (“SOFR”) plus a premium which was determined at the time of purchase.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities	CMO	Collateralized Mortgage Obligation
ACB	Agricultural Credit Bank	CMT	Constant Maturity Rate
AG	Insured by Assured Guaranty, Inc.	SOFR	Secured Overnight Financing Rate
ARM	Adjustable Rate Mortgage	TSFR1M	Term SOFR 1 Month
CMBS	Commercial Mortgage-Backed Securities	TSFR3M	Term SOFR 3 Month

38 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Investment Income Builder Fund | March 31, 2026 (Unaudited)

COUNTRY EXPOSURE *

(percent of net assets)

United States	28.5%
France	16.1%
United Kingdom	12.1%
Germany	6.2%
Netherlands	5.7%
Taiwan	4.8%
Italy	4.8%
South Korea	3.1%
Canada	3.0%
Spain	2.6%
Australia	2.0%
Ireland	1.6%
Singapore	1.2%
Switzerland	0.6%
China	0.6%
Turkey	0.5%
Mexico	0.2%
India	0.1%
Israel	0.1%
Dominican Republic	0.1%
Guatemala	0.1%
Brazil	0.0%	**
Uzbekistan	0.0%	**
Indonesia	0.0%	**
Cayman Islands	0.0%	**
United Arab Emirates	0.0%	**
Japan	0.0%	**
Nigeria	0.0%	**
Morocco	0.0%	**
Luxembourg	0.0%	**
Russian Federation	0.0%	**
Other Assets Less Liabilities	6.0%

*	Holdings are classified by country of risk as determined by MSCI and Bloomberg.
**	Country percentage was less than 0.1%.

See notes to financial statements.	Semi-Annual Financial Statements | 39

Schedule of Investments

Thornburg Summit Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	COMMON STOCK — 63.0%

	BANKS — 4.0%
	Banks — 4.0%
	BNP Paribas SA	15,194	$1,447,436
	Citigroup, Inc.	19,869	2,253,343
	JPMorgan Chase & Co.	1,949	573,318
			4,274,097
	CAPITAL GOODS — 2.0%
	Aerospace & Defense — 0.8%
	L3Harris Technologies, Inc.	2,371	818,351
	Building Products — 0.6%
[a]	Builders FirstSource, Inc.	7,947	654,276
	Trading Companies & Distributors — 0.6%
	ITOCHU Corp.	50,000	636,024
			2,108,651
	COMMERCIAL & PROFESSIONAL SERVICES — 0.5%
	Professional Services — 0.5%
	Teleperformance SE	8,752	514,293
			514,293
	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 3.4%
	Broadline Retail — 3.2%
[a]	Amazon.com, Inc.	10,748	2,238,486
	B&M European Value Retail plc	163,416	366,958
[a]	MercadoLibre, Inc.	445	769,414
	Specialty Retail — 0.2%
	Home Depot, Inc.	801	263,441
			3,638,299
	CONSUMER SERVICES — 1.6%
	Hotels, Restaurants & Leisure — 1.6%
	Galaxy Entertainment Group Ltd.	205,000	926,577
	Round One Corp.	143,400	754,053
			1,680,630
	ENERGY — 7.2%
	Energy Equipment & Services — 4.2%
	Liberty Energy, Inc. Class A	60,352	1,738,138
	SLB Ltd.	33,154	1,703,784
	Tenaris SA ADR	16,792	976,958
	Oil, Gas & Consumable Fuels — 3.0%
	Shell plc	43,754	2,045,985
	TotalEnergies SE	12,107	1,111,109
			7,575,974
	FINANCIAL SERVICES — 5.6%
	Capital Markets — 3.3%
	Charles Schwab Corp.	10,362	973,821
	CME Group, Inc.	4,088	1,207,391
[a]	Roko AB	8,117	1,317,672
	Financial Services — 2.3%
	Mastercard, Inc. Class A	2,211	1,104,748
	Visa, Inc. Class A	4,166	1,259,132
			5,862,764
	HEALTH CARE EQUIPMENT & SERVICES — 1.4%
	Health Care Equipment & Supplies — 1.4%
	Medtronic plc	16,516	1,431,111
			1,431,111

40 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Summit Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	MATERIALS — 1.4%
	Chemicals — 0.5%
	Linde plc	1,130	$560,209
	Metals & Mining — 0.9%
	Glencore plc	125,911	953,634
			1,513,843
	MEDIA & ENTERTAINMENT — 3.4%
	Interactive Media & Services — 3.4%
	Alphabet, Inc. Class A	6,581	1,892,432
	Meta Platforms, Inc. Class A	3,031	1,734,126
			3,626,558
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 5.6%
	Life Sciences Tools & Services — 0.6%
[a]	ICON plc ADR	6,010	665,067
	Pharmaceuticals — 5.0%
	AstraZeneca plc	6,780	1,325,761
	Merck & Co., Inc.	5,273	634,289
	Novo Nordisk AS Class B	8,204	300,221
	Pfizer, Inc.	19,654	551,884
	Roche Holding AG	4,494	1,793,514
	Zoetis, Inc.	5,816	687,510
			5,958,246
	REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.9%
	Real Estate Management & Development — 1.9%
	Colliers International Group, Inc.	18,651	1,994,079
			1,994,079
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.4%
	Semiconductors & Semiconductor Equipment — 6.4%
[a]	Advanced Micro Devices, Inc.	1,616	328,743
	ASML Holding NV	485	644,931
	Broadcom, Inc.	3,894	1,205,232
	NVIDIA Corp.	8,627	1,504,549
	Taiwan Semiconductor Manufacturing Co. Ltd.	53,792	3,111,035
			6,794,490
	SOFTWARE & SERVICES — 5.7%
	Information Technology Services — 0.7%
[a]	Shopify, Inc. Class A	6,024	714,567
	Software — 5.0%
	Constellation Software, Inc.	776	1,362,220
[a]	Lumine Group, Inc.	78,906	1,256,960
	Microsoft Corp.	2,909	1,076,825
	Open Text Corp.	42,633	950,056
	SAP SE	881	150,195
[a]	ServiceNow, Inc.	4,835	505,499
			6,016,322
	TECHNOLOGY HARDWARE & EQUIPMENT — 4.1%
	Electronic Equipment, Instruments & Components — 0.6%
	Keyence Corp.	1,719	611,804
	Technology Hardware, Storage & Peripherals — 3.5%
	Apple, Inc.	1,329	337,287
	Samsung Electronics Co. Ltd.	28,829	3,371,877
			4,320,968
	TELECOMMUNICATION SERVICES — 7.5%
	Diversified Telecommunication Services — 7.5%
	AT&T, Inc.	54,682	1,585,231
	Orange SA	119,713	2,454,482

See notes to financial statements.	Semi-Annual Financial Statements | 41

Schedule of Investments, Continued

Thornburg Summit Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	Zegona Communications plc	178,678	$3,931,270
			7,970,983
	TRANSPORTATION — 1.3%
	Ground Transportation — 1.3%
	Canadian Pacific Kansas City Ltd.	16,986	1,336,119
			1,336,119
	TOTAL COMMON STOCK (Cost $44,433,150)		66,617,427

	PREFERRED STOCK — 0.1%

	INSURANCE — 0.1%
	Insurance — 0.1%
	Reinsurance Group of America, Inc.,
[b]	5.75% (TSFR3M + 4.04%), 6/15/2056	4,175	104,041
[b]	7.125% (5-Yr. CMT + 3.46%), 10/15/2052	1,825	46,373
			150,414
	TOTAL PREFERRED STOCK (Cost $151,684)		150,414

	ASSET BACKED SECURITIES — 7.0%

	AUTO RECEIVABLES — 2.9%
[c]	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A Class B, 7.70% due 2/15/2029	$250,000	252,954
[c]	CPS Auto Receivables Trust, Series 2022-A Class D, 2.84% due 4/16/2029	62,654	62,505
	Exeter Automobile Receivables Trust,
	Series 2022-2A Class D, 4.56% due 7/17/2028	231,550	231,212
	Series 2022-4A Class D, 5.98% due 12/15/2028	223,160	224,257
[c]	FHF Issuer Trust, Series 2025-2A Class A2, 5.75% due 5/15/2030	200,000	200,872
[c]	Flagship Credit Auto Trust Series 2019-4 Class R, due 3/15/2027	5,000	281,550
[c]	Lendbuzz Securitization Trust, Series 2026-1A Class A1, 4.176% due 1/15/2027	142,987	142,951
[c]	OCCU Auto Receivables Trust, Series 2022-1A Class A4, 5.69% due 11/15/2029	258,214	259,912
[c]	Research-Driven Pagaya Motor Trust, Series 2025-6A Class A2, 4.705% due 8/25/2034	200,000	200,092
	Santander Drive Auto Receivables Trust,
	Series 2024-3 Class B, 5.55% due 9/17/2029	200,000	201,627
	Series 2026-1 Class A2, 4.04% due 3/15/2029	250,000	249,852
	Tricolor Auto Securitization Trust,
[a,c,d]	Series 2023-1A Class D, 8.56% due 7/15/2027	169,625	158,328
[a,c,d]	Series 2024-2A Class A, 6.36% due 12/15/2027	44,707	41,283
	Veros Auto Receivables Trust,
[c]	Series 2025-1 Class A, 5.31% due 9/15/2028	318,616	319,142
[c]	Series 2026-1 Class A, 4.53% due 8/15/2028	211,880	211,785
			3,038,322
	CREDIT CARD — 0.2%
[c]	Fortiva Retail Credit Master Note Business Trust, Series 2025-ONE Class A, 5.55% due 1/15/2031	200,000	198,671
			198,671
	OTHER ASSET BACKED — 3.1%
[c]	AMCR ABS Trust, Series 2024-A Class A, 6.26% due 8/18/2031	966	967
[c]	AMDR ABS Trust, Series 2025-1A Class A, 6.378% due 12/19/2033	88,160	88,338
[c]	Aqua Finance Trust, Series 2019-A Class B, 3.47% due 7/16/2040	74,866	71,933
	BHG Securitization Trust,
[c]	Series 2022-C Class B, 5.93% due 10/17/2035	30,768	30,812
[c]	Series 2023-A Class B, 6.35% due 4/17/2036	178,787	180,220
[c]	Crossroads Asset Trust, Series 2025-A Class A2, 4.91% due 2/20/2032	171,766	172,788
[c]	DailyPay Securitization Trust, Series 2025-1A Class D, 8.53% due 6/26/2028	250,000	251,725
[c]	DataBank Issuer LLC, Series 2024-1A Class A2, 5.30% due 1/26/2054	200,000	197,182
[c]	Dividend Solar Loans LLC, Series 2019-1 Class A, 3.67% due 8/22/2039	212,007	197,487
[c,e]	ECAF I Ltd., Series 2015-1A Class A2, 4.947% due 6/15/2040	59,946	55,576
[c]	FREED ABS Trust, Series 2022-3FP Class D, 7.36% due 8/20/2029	33,762	33,806
[c,f]	Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2 Class R, due 6/20/2051	2,000	77,824
[c]	InStar Leasing III LLC, Series 2021-1A Class A, 2.30% due 2/15/2054	279,709	266,854
[c]	Lending Funding Trust, Series 2020-2A Class A, 2.32% due 4/21/2031	167,386	165,448

42 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

 Thornburg Summit Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

[c]	Lendmark Funding Trust, Series 2021-1A Class A, 1.90% due 11/20/2031	$250,000	$244,844
	Marlette Funding Trust,
[c]	Series 2021-1A Class R, due 6/16/2031	1,200	2,306
[c]	Series 2021-2A Class R, due 9/15/2031	1,150	15,773
[c]	Series 2021-3A Class D, 2.53% due 12/15/2031	35,009	34,982
[c]	Series 2021-3A Class R, due 12/15/2031	1,200	17,630
[c]	Series 2022-3A Class D, 7.80% due 11/15/2032	165,784	168,126
[c]	Momnt Technologies Trust, Series 2023-1A Class A, 6.92% due 3/20/2045	14,470	14,528
[c]	Mosaic Solar Loan Trust Series 2021-2A Class R, due 4/22/2047	1,150,000	69,830
[c]	Pawnee Equipment Receivables LLC, Series 2022-1 Class C, 6.01% due 7/17/2028	200,000	200,018
[c]	Sunbit Asset Securitization Trust, Series 2025-1 Class A, 5.36% due 7/15/2030	225,000	226,599
[c]	Tesla Sustainable Energy Trust, Series 2024-1A Class A2, 5.08% due 6/21/2050	180,565	180,695
	Upstart Securitization Trust,
[c]	Series 2023-2 Class B, 7.92% due 6/20/2033	56,330	56,425
[c]	Series 2023-3 Class A, 6.90% due 10/20/2033	7,573	7,580
[c]	Series 2023-3 Class B, 8.25% due 10/20/2033	260,000	265,065
			3,295,361
	STUDENT LOAN — 0.8%
[c]	Commonbond Student Loan Trust, Series 2017-BGS Class A1, 2.68% due 9/25/2042	231,213	217,905
[c]	Education Funding Trust, Series 2020-A Class A, 2.79% due 7/25/2041	63,657	62,672
[c]	EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A Class A, 1.80% due 11/25/2045	199,961	189,044
[c]	SMB Private Education Loan Trust, Series 2020-A Class A2A, 2.23% due 9/15/2037	179,746	174,663
[c]	SoFi Professional Loan Program LLC, Series 2021-B Class AFX, 1.14% due 2/15/2047	219,846	194,869
			839,153
	TOTAL ASSET BACKED SECURITIES (Cost $7,259,406)		7,371,507

	CORPORATE BONDS — 7.7%

	BANKS — 0.4%
	Banks — 0.4%
	Bank of New York Mellon Corp.,
[b,g]	Series F, 4.625% (TSFR3M + 3.39%) due 9/20/2026	100,000	99,510
[b,g]	Series H, 7.166% (5-Yr. CMT + 3.35%) due 6/20/2026	100,000	100,265
[b,g]	Series I, 3.75% (5-Yr. CMT + 2.63%) due 12/20/2026	200,000	196,066
			395,841
	CONSUMER DURABLES & APPAREL — 0.5%
	Leisure Products — 0.2%
	Polaris, Inc., 5.60% due 3/1/2031	200,000	198,244
	Textiles, Apparel & Luxury Goods — 0.3%
	Under Armour, Inc., 3.25% due 6/15/2026	300,000	298,899
			497,143
	ENERGY — 1.4%
	Energy Equipment & Services — 0.3%
[c,e]	Empresa Generadora de Electricidad Haina SA, 5.625% due 11/8/2028	350,000	340,750
	Oil, Gas & Consumable Fuels — 1.1%
[c]	Cameron LNG LLC, 3.402% due 1/15/2038	275,000	239,470
	Ecopetrol SA,
[e]	7.75% due 2/1/2032	125,000	126,393
[e]	8.875% due 1/13/2033	117,000	123,134
[b,g]	Energy Transfer LP, Series H, 6.50% (5-Yr. CMT + 5.69%) due 11/15/2026	225,000	224,570
	Petroleos Mexicanos,
[e]	5.95% due 1/28/2031	120,000	114,664
[e]	7.69% due 1/23/2050	315,000	272,947
			1,441,928
	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.6%
	Diversified REITs — 0.6%
[c]	American Tower Trust, 3.652% due 3/15/2048	300,000	296,747

See notes to financial statements.	Semi-Annual Financial Statements | 43

Schedule of Investments, Continued

Thornburg Summit Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	SBA Tower Trust,
[c]	1.631% due 5/15/2051	$200,000	$196,732
[c]	1.84% due 4/15/2027	150,000	146,392
[c]	6.599% due 11/15/2052	13,000	13,220
			653,091
	FINANCIAL SERVICES — 1.7%
	Capital Markets — 0.8%
[e]	Brookfield Asset Management Ltd., 4.653% due 11/15/2030	225,000	223,025
[c]	Burford Capital Global Finance LLC, 9.25% due 7/1/2031	250,000	225,748
	Hercules Capital, Inc., 2.625% due 9/16/2026	250,000	246,482
	TPG Operating Group II LP, 4.875% due 5/15/2031	200,000	196,122
	Financial Services — 0.9%
[c]	Antares Holdings LP, 6.50% due 2/8/2029	250,000	249,922
[b,c,g]	Depository Trust & Clearing Corp., Series D, 3.375% (5-Yr. CMT + 2.61%) due 6/20/2026	250,000	248,125
[b,g]	Northern Trust Corp., Series D, 4.60% (TSFR3M + 3.46%) due 10/1/2026	250,000	247,615
	Western Union Co., 4.75% due 6/15/2029	200,000	198,246
			1,835,285
	HEALTH CARE EQUIPMENT & SERVICES — 0.2%
	Health Care Providers & Services — 0.2%
[c]	Highmark, Inc., 1.45% due 5/10/2026	250,000	248,978
			248,978
	INSURANCE — 0.3%
	Insurance — 0.3%
[c]	Reliance Standard Life Global Funding II, 2.75% due 1/21/2027	275,000	271,175
			271,175
	MATERIALS — 0.3%
	Containers & Packaging — 0.1%
	AptarGroup, Inc., 4.75% due 3/30/2031	145,000	143,930
	Metals & Mining — 0.2%
[c,e]	WE Soda Investments Holding plc, 9.375% due 2/14/2031	200,000	197,304
			341,234
	MEDIA & ENTERTAINMENT — 0.5%
	Media — 0.5%
[c]	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50% due 8/15/2030	500,000	466,650
			466,650
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.2%
	Biotechnology — 0.2%
	Illumina, Inc., 4.75% due 12/12/2030	242,000	240,746
			240,746
	SOFTWARE & SERVICES — 0.6%
	Internet Software & Services — 0.3%
[c]	Prosus NV (EUR), 1.288% due 7/13/2029	285,000	304,207
	Software — 0.3%
[c]	GoTo Group, Inc., 5.50% due 5/1/2028	184,029	90,783
[c]	Oracle Corp., 4.615% due 9/16/2026	250,000	244,843
			639,833
	TELECOMMUNICATION SERVICES — 0.2%
	Wireless Telecommunication Services — 0.2%
[c,e]	Turkcell Iletisim Hizmetleri AS, 7.45% due 1/24/2030	250,000	253,762
			253,762
	TRANSPORTATION — 0.2%
	Passenger Airlines — 0.2%
[c,e]	Pegasus Hava Tasimaciligi AS, 8.00% due 9/11/2031	200,000	198,166
			198,166

44 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Summit Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	UTILITIES — 0.6%
	Electric Utilities — 0.3%
[b,g]	Dominion Energy, Inc., Series C, 4.35% (5-Yr. CMT + 3.20%) due 1/15/2027	$150,000	$147,618
[b,e]	Emera, Inc., Series 16-A, 6.75% (TSFR3M + 5.44%) due 6/15/2076	200,000	200,042
	Multi-Utilities — 0.3%
[c,e]	Aegea Finance SARL, 9.00% due 1/20/2031	250,000	246,060
			593,720
	TOTAL CORPORATE BONDS (Cost $8,105,929)		8,077,552

	OTHER GOVERNMENT — 1.4%
	Australia Government Bonds (AUD), 3.00% due 11/21/2033	500,000	305,003
	Brazil Notas do Tesouro Nacional (BRL), 10.00% due 1/1/2029	1,000,000	182,742
[c]	Dominican Republic International Bonds (DOP), 10.75% due 6/1/2036	13,000,000	225,427
	Egypt Government Bonds (EGP), 23.865% due 6/4/2027	7,075,000	128,767
[e]	Panama Bonos del Tesoro, 3.362% due 6/30/2031	100,000	90,220
[c]	Republic of Uzbekistan International Bonds (UZS), 16.625% due 5/29/2027	4,500,000,000	389,095
	U.K. Gilts (GBP), 1.625% due 10/22/2028	140,000	173,811
	TOTAL OTHER GOVERNMENT (Cost $1,455,149)		1,495,065

	U.S. TREASURY SECURITIES — 8.9%
	U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/2051	574,600	304,740
	U.S. Treasury Inflation-Indexed Notes,
	1.125%, 1/15/2033	240,189	231,370
	1.875%, 1/15/2036	974,838	963,185
	U.S. Treasury Notes,
	1.25%, 4/30/2028	100,000	94,906
	2.25%, 8/15/2046	2,650,000	1,726,641
	3.00%, 11/15/2045	130,000	98,272
	3.625%, 12/31/2030	320,000	315,675
	3.875%, 12/31/2032	320,000	315,400
	4.00%, 11/15/2035	2,805,000	2,736,190
	4.50%, 11/15/2033	1,055,000	1,076,924
	U.S. Treasury Strip Coupon, 5.184%, 11/15/2043	3,850,000	1,570,722
	TOTAL U.S. TREASURY SECURITIES (Cost $9,529,035)		9,434,025

	U.S. GOVERNMENT AGENCIES — 0.2%
[b,g]	CoBank ACB, Series I, 6.25% (TSFR3M + 4.66%), 10/1/2026	200,000	200,210
	TOTAL U.S. GOVERNMENT AGENCIES (Cost $200,536)		200,210

	MORTGAGE BACKED — 9.9%
[b,c]	Ajax Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2021-A Class A1, 1.065% due 9/25/2065	200,838	186,756
[b,c]	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-5 Class M1, 2.97% due 5/25/2065	60,000	56,353
[b,c]	Bunker Hill Loan Depositary Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class M1, 3.269% due 11/25/2059	250,000	246,966
[c]	BXP Trust, CMBS, Series 2021-601L Class A, 2.618% due 1/15/2044	325,000	283,240
[c]	Century Plaza Towers, CMBS, Series 2019-CPT Class A, 2.865% due 11/13/2039	245,000	226,292
[b,c]	CSMC Trust, Whole Loan Securities Trust CMO, Series 2021-RPL4 Class A1, 4.152% due 12/27/2060	114,245	114,986
[c]	DC Office Trust, CMBS, Series 2019-MTC Class A, 2.965% due 9/15/2045	250,000	225,503
	Federal Home Loan Mtg Corp., Pool SE9046, 3.00% due 12/1/2051	219,116	193,198
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO, Series 2019-1 Class MA, 3.50% due 7/25/2058	32,302	31,229
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool RQ0094, 5.00% due 2/1/2056	165,450	163,186
	Pool SD1669, 2.50% due 1/1/2052	241,495	203,216
	Pool SD4175, 2.50% due 6/1/2052	957,917	810,549
	Pool SD8242, 3.00% due 9/1/2052	522,560	460,667
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO, Series 2017-SC02 Class 1A, 3.00% due 5/25/2047	57,252	50,432
	Federal National Mtg Assoc., CMO REMIC, Series 2026-7 Class CD, 4.00% due 4/25/2053	247,725	241,676
	Federal National Mtg Assoc., UMBS Collateral,
	Pool BV4119, 2.50% due 3/1/2052	559,304	472,763
	Pool CB1388, 2.50% due 8/1/2051	474,755	402,884

See notes to financial statements.	Semi-Annual Financial Statements | 45

Schedule of Investments, Continued

Thornburg Summit Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	Pool CB2301, 3.00% due 12/1/2051	$408,001	$358,904
	Pool FM8761, 2.50% due 9/1/2051	348,586	293,405
	Pool FS6130, 2.50% due 7/1/2052	180,223	152,497
	Pool MA4512, 2.50% due 1/1/2052	652,525	552,680
	Pool MA4548, 2.50% due 2/1/2052	470,588	398,436
	Pool MA4653, 3.00% due 7/1/2052	467,386	412,656
	Pool MA5972, 5.50% due 2/1/2056	158,214	159,046
[b,c]	GCAT Trust, Whole Loan Securities Trust CMO, Series 2021-CM2 Class A1, 2.352% due 8/25/2066	106,981	100,578
	Government National Mtg Assoc.,
	Pool MA7368, 3.00% due 5/20/2051	209,268	187,039
	Pool MA8098, 3.00% due 6/20/2052	273,115	243,837
[b,c]	Hudson Yards Mortgage Trust, CMBS, Series 2019-55HY Class A, 2.943% due 12/10/2041	245,000	229,278
[b,c]	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO, Series 2021-NQM2 Class A1, 1.073% due 9/25/2056	151,815	130,055
[b,c]	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO, Series 2024-11 Class A4, 6.00% due 4/25/2055	245,323	245,909
	MFA Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2022-CHM1 Class A1, 4.875% due 9/25/2056	203,994	201,637
[b,c]	Series 2024-NQM1 Class A1, 6.579% due 3/25/2069	234,924	236,970
[b,c]	Morgan Stanley Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2024-RPL1 Class A1, 4.00% due 6/25/2064	280,579	278,188
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2016-2A Class A1, 3.75% due 11/26/2035	109,697	106,341
[b,c]	Series 2022-NQM3 Class A1, 3.90% due 4/25/2062	285,738	270,652
[b,c]	NRM FHT1 Excess Owner LLC, Whole Loan Securities Trust CMO, Series 2025-FHT1 Class A, 6.545% due 3/25/2032	206,633	207,362
[c]	One Bryant Park Trust, CMBS, Series 2019-OBP Class A, 2.516% due 9/15/2054	250,000	230,994
[b,c]	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO, Series 2025-10 Class A2, 5.00% due 11/25/2055	268,125	262,328
[b,c]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 4.938% (TSFR1M + 1.26%) due 5/15/2038	174,000	173,261
[b,c]	SKY Trust, CMBS, Series 2025-LINE Class A, 6.261% (TSFR1M + 2.59%) due 4/15/2042	96,508	97,165
[c]	SLG Office Trust, CMBS, Series 2021-OVA Class A, 2.585% due 7/15/2041	250,000	222,428
[b,c]	TIAA Bank Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2018-2 Class B3, 3.656% due 7/25/2048	137,616	126,956
[b,c]	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO, Series 2025-R1 Class A1, 4.00% due 11/27/2057	232,785	208,254
	TOTAL MORTGAGE BACKED (Cost $10,340,595)		10,456,752

	LOAN PARTICIPATIONS — 0.2%

	COMMERCIAL & PROFESSIONAL SERVICES — 0.2%
	Commercial Services & Supplies — 0.2%
[h]	Imagefirst Holdings LLC, 6.675% (SOFR + 3.00%) due 3/12/2032	199,000	198,005
			198,005
	TOTAL LOAN PARTICIPATIONS (Cost $198,560)		198,005

	SHORT-TERM INVESTMENTS — 1.3%
[i]	Thornburg Capital Management Fund	133,542	1,335,421
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,335,421)		1,335,421

	TOTAL INVESTMENTS — 99.7% (Cost $83,009,465)		$105,336,378

	OTHER ASSETS LESS LIABILITIES — 0.3%		352,487

	NET ASSETS — 100.0%		$105,688,865

OUTSTANDING FORWARD CURRENCY CONTRACTS TO BUY OR SELL AT MARCH 31, 2026
CONTRACT	CONTRACT		CONTRACT	CONTRACT	VALUE	UNREALIZED	UNREALIZED
DESCRIPTION	PARTY*	BUY/SELL	AMOUNT	VALUE DATE	USD	APPRECIATION	DEPRECIATION
Euro	SSB	Buy	2,862,000	6/17/2026	3,319,539	$17,300	$—
Japanese Yen	MSC	Buy	351,500,000	6/17/2026	2,228,935	774	—
Total						$18,074	—
Net unrealized appreciation (depreciation)						$18,074

* Counterparties include State Street Bank and Trust Company (“SSB”) and Morgan Stanley & Co. Inc. (“MSC”).

46 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Summit Fund | March 31, 2026 (Unaudited)

Footnote Legend

a	Non-income producing.

b	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on March 31, 2026.

c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the aggregate value of these securities in the Fund’s portfolio was $16,226,567, representing 15.35% of the Fund’s net assets.

d	Bond in default.

e	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

f	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.

g	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

h	The stated coupon rate represents the greater of the SOFR or the SOFR floor rate plus a spread at March 31, 2026.

i	Investment in Affiliates.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities	EUR	Denominated in Euro
ACB	Agricultural Credit Bank	GBP	Denominated in Pound Sterling
ADR	American Depositary Receipt	Mtg	Mortgage
AUD	Denominated in Australian Dollar	REMIC	Real Estate Mortgage Investment Conduit
BRL	Denominated in Brazilian Real	SOFR	Secured Overnight Financing Rate
CMBS	Commercial Mortgage-Backed Securities	TSFR1M	Term SOFR 1 Month
CMO	Collateralized Mortgage Obligation	TSFR3M	Term SOFR 3 Month
CMT	Constant Maturity Rate	UMBS	Uniform Mortgage-Backed Securities
DOP	Denominated in Dominican Peso	UZS	Denominated in Uzbekistani Som
EGP	Denominated in Egyptian Pound

COUNTRY EXPOSURE *

(percent of net assets)

United States	63.7%
Canada	7.8%
United Kingdom	5.5%
France	5.2%
South Korea	3.2%
Taiwan	2.9%
Japan	1.9%
Sweden	1.3%
Australia	1.2%
Brazil	1.1%
Macao	0.9%
Turkey	0.6%
Netherlands	0.6%
Dominican Republic	0.5%
Uzbekistan	0.4%
Mexico	0.4%
China	0.3%
Denmark	0.3%
Colombia	0.2%
Germany	0.1%
Egypt	0.1%
Panama	0.1%
Cayman Islands	0.1%
Other Assets Less Liabilities	1.6%

* Holdings are classified by country of risk as determined by MSCI and Bloomberg.

See notes to financial statements.	Semi-Annual Financial Statements | 47

Statements of Assets and Liabilities

March 31, 2026 (Unaudited)

	THORNBURG	THORNBURG	THORNBURG	THORNBURG	THORNBURG
	GLOBAL	INTERNATIONAL	BETTER WORLD	INTERNATIONAL	DEVELOPING
	OPPORTUNITIES	EQUITY	INTERNATIONAL	GROWTH	WORLD
	FUND	FUND	FUND	FUND	FUND
ASSETS
Investments at cost
Non-affiliated issuers	$833,080,532	$3,255,218,932	$371,205,407	$377,821,331	$380,998,531
Non-controlled affiliated issuers	156,585,036	377,037,625	16,607,307	24,214,277	14,196,386
Investments at value
Non-affiliated issuers	1,586,515,623	4,717,956,677	443,760,359	604,464,636	571,046,790
Non-controlled affiliated issuers	156,585,036	377,037,625	16,607,307	24,214,277	14,196,386
Foreign currency at value(a)	383,534	5,025	799	975	69
Unrealized appreciation on forward currency contracts	198,952	-	-	-	-
Receivable for investments sold	1,182,271	10,021,431	9,355,341	-	-
Receivable for fund shares sold	1,176,259	5,434,213	173,802	391,101	611,144
Dividends receivable	2,960,037	16,200,788	1,319,395	839,989	2,525,455
Tax reclaims receivable	2,302,200	9,489,995	1,171,482	2,261,975	-
Prepaid expenses and other assets	119,759	121,414	48,827	69,415	51,763

Total Assets	1,751,423,671	5,136,267,168	472,437,312	632,242,368	588,431,607

LIABILITIES
Unrealized depreciation on forward currency contracts	957,848	-	-	-	-
Payable for investments purchased	9,362,220	1,199,035	2,239,324	66,455	48,699
Payable for fund shares redeemed	3,439,752	4,101,499	347,208	661,069	219,670
Payable to investment advisor and other affiliates	1,478,603	3,629,854	346,440	512,359	511,896
IRS compliance fees for foreign withholding tax claims payable	-	6,084,924	-	-	-
Deferred taxes payable	3,372,502	-	-	-	-
Accounts payable and accrued expenses	589,829	2,014,406	381,115	433,623	944,418
Dividends payable	-	3,499	-	-	-

Total Liabilities	19,200,754	17,033,217	3,314,087	1,673,506	1,724,683

NET ASSETS	$1,732,222,917	$5,119,233,951	$469,123,225	$630,568,862	$586,706,924

NET ASSETS CONSIST OF
Net capital paid in on shares of beneficial interest	$901,020,171	$3,528,725,010	$376,618,395	$368,956,963	$479,154,592
Distributable earnings	831,202,746	1,590,508,941	92,504,830	261,611,899	107,552,332

NET ASSETS	$1,732,222,917	$5,119,233,951	$469,123,225	$630,568,862	$586,706,924

48 | Semi-Annual Financial Statements

Statements of Assets and Liabilities, Continued

March 31, 2026 (Unaudited)

	THORNBURG	THORNBURG	THORNBURG	THORNBURG	THORNBURG
	GLOBAL	INTERNATIONAL	BETTER WORLD	INTERNATIONAL	DEVELOPING
	OPPORTUNITIES	EQUITY	INTERNATIONAL	GROWTH	WORLD
	FUND	FUND	FUND	FUND	FUND
NET ASSET VALUE
Class A Shares:
Net assets applicable to shares outstanding	$414,266,765	$488,224,236	$39,835,570	$70,561,179	$72,304,079
Shares outstanding	8,454,800	14,692,374	1,892,546	2,944,402	2,700,956
Net asset value and redemption price per share	$49.00	$33.23	$21.05	$23.96	$26.77

Maximum offering price per share (net asset value, plus 4.50% of offering price)	$51.31	$34.80	$22.04	$25.09	$28.03

Class C Shares:
Net assets applicable to shares outstanding	25,642,139	12,230,430	4,927,233	2,244,967	5,564,538
Shares outstanding	552,124	437,607	240,987	108,995	221,233
Net asset value and redemption price per share*	46.44	27.95	20.45	20.60	25.15

Class I Shares:
Net assets applicable to shares outstanding	1,123,141,761	3,432,445,552	424,360,422	468,568,638	470,786,594
Shares outstanding	22,798,331	98,671,756	19,562,631	18,727,595	17,151,484
Net asset value and redemption price per share	49.26	34.79	21.69	25.02	27.45

Class R3 Shares:
Net assets applicable to shares outstanding	3,230,782	141,621,808	-	2,883,621	-
Shares outstanding	66,767	4,271,123	-	122,938	-
Net asset value and redemption price per share	48.39	33.16	-	23.46	-

Class R4 Shares:
Net assets applicable to shares outstanding	8,233,081	129,071,931	-	2,885,352	-
Shares outstanding	169,644	3,934,012	-	121,808	-
Net asset value and redemption price per share	48.53	32.81	-	23.69	-

Class R5 Shares:
Net assets applicable to shares outstanding	30,623,034	100,091,306	-	4,511,918	2,063,023
Shares outstanding	620,406	2,879,602	-	179,612	75,434
Net asset value and redemption price per share	49.36	34.76	-	25.12	27.35

Class R6 Shares:
Net assets applicable to shares outstanding	127,085,355	815,548,688	-	78,913,187	35,988,690
Shares outstanding	2,566,987	23,584,875	-	3,128,055	1,308,381
Net asset value and redemption price per share	49.51	34.58	-	25.23	27.51

(a)	Cost of foreign currency is $380,301; $5,006; $798; $972; $70 respectively.
*	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

Semi-Annual Financial Statements | 49

Statements of Assets and Liabilities, Continued

March 31, 2026 (Unaudited)

	THORNBURG	THORNBURG	THORNBURG
	AMERICAN	FOCUS	INVESTMENT	THORNBURG
	OPPORTUNITIES	GROWTH	INCOME BUILDER	SUMMIT
	FUND	FUND	FUND	FUND
ASSETS
Investments at cost
Non-affiliated issuers	$250,190,371	$120,411,564	$11,182,631,945	$81,674,044
Non-controlled affiliated issuers	68,783,125	14,657,316	1,477,586,602	1,335,421
Investments at value
Non-affiliated issuers	392,169,677	180,761,205	19,113,981,395	104,000,957
Non-controlled affiliated issuers	68,783,125	14,657,316	1,948,559,156	1,335,421
Foreign currency at value(a)	-	-	3,109,569	7,514
Unrealized appreciation on forward currency contracts	-	-	7,152,912	18,074
Receivable for investments sold	10,286,671	4,442,878	20,837,523	-
Receivable for fund shares sold	2,008,028	1,806,909	28,488,565	25,459
Dividends receivable	222,743	86,858	35,119,770	90,239
Tax reclaims receivable	-	1,687	48,737,010	58,200
Principal and interest receivable	-	-	15,319,398	267,554
Prepaid expenses and other assets	47,032	46,285	50,085	23,287

Total Assets	473,517,276	201,803,138	21,221,355,383	105,826,705

LIABILITIES
Unrealized depreciation on forward currency contracts	-	-	13,107,440	-
Payable for investments purchased	6,457,899	5,907,958	42,811,317	4,657
Payable for fund shares redeemed	585,256	297,766	10,481,484	882
Payable to investment advisor and other affiliates	503,770	205,914	16,638,824	35,481
Deferred taxes payable	-	-	886,093	-
Accounts payable and accrued expenses	202,708	121,730	3,048,198	96,820
Dividends payable	-	-	19,438,525	-

Total Liabilities	7,749,633	6,533,368	106,411,881	137,840

NET ASSETS	$465,767,643	$195,269,770	$21,114,943,502	$105,688,865

NET ASSETS CONSIST OF
Net capital paid in on shares of beneficial interest	$336,526,738	$230,403,869	$12,505,519,623	$80,127,504
Distributable earnings (accumulated loss)	129,240,905	(35,134,099)	8,609,423,879	25,561,361

NET ASSETS	$465,767,643	$195,269,770	$21,114,943,502	$105,688,865

50 | Semi-Annual Financial Statements

Statements of Assets and Liabilities, Continued

March 31, 2026 (Unaudited)

	THORNBURG	THORNBURG	THORNBURG
	AMERICAN	FOCUS	INVESTMENT	THORNBURG
	OPPORTUNITIES	GROWTH	INCOME BUILDER	SUMMIT
	FUND	FUND	FUND	FUND
NET ASSET VALUE
Class A Shares:
Net assets applicable to shares outstanding	$258,380,071	$106,482,573	$6,056,612,724	$14,528,284
Shares outstanding	3,183,819	3,527,137	168,658,471	991,637
Net asset value and redemption price per share	$81.15	$30.19	$35.91	$14.65

Maximum offering price per share (net asset value, plus 4.50% of offering price)	$84.97	$31.60	$37.60	$15.34

Class C Shares:
Net assets applicable to shares outstanding	2,529,852	1,303,092	691,200,612	-
Shares outstanding	37,705	61,019	19,287,228	-
Net asset value and redemption price per share*	67.10	21.36	35.84	-

Class ETF Shares:
Net assets applicable to shares outstanding	1,999,999	1,800,000	-	-
Shares outstanding	25,000	60,000	-	-
Net asset value and redemption price per share	80.00	30.00	-	-

Class I Shares:
Net assets applicable to shares outstanding	189,091,838	68,158,609	13,945,422,308	91,160,581
Shares outstanding	2,201,011	1,931,563	385,304,523	6,218,296
Net asset value and redemption price per share	85.91	35.29	36.19	14.66

Class R3 Shares:
Net assets applicable to shares outstanding	9,703,312	10,367,552	26,668,502	-
Shares outstanding	120,121	350,824	743,185	-
Net asset value and redemption price per share	80.78	29.55	35.88	-

Class R4 Shares:
Net assets applicable to shares outstanding	2,561,832	600,094	14,303,258	-
Shares outstanding	31,110	19,761	398,130	-
Net asset value and redemption price per share	82.35	30.37	35.93	-

Class R5 Shares:
Net assets applicable to shares outstanding	1,500,739	6,557,850	23,042,351	-
Shares outstanding	17,501	186,165	637,137	-
Net asset value and redemption price per share	85.75	35.23	36.17	-

Class R6 Shares:
Net assets applicable to shares outstanding	-	-	357,693,747	-
Shares outstanding	-	-	9,912,325	-
Net asset value and redemption price per share	-	-	36.09	-

(a)	Cost of foreign currency is $0; $0; $3,108,402; $7,454 respectively.
*	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

Semi-Annual Financial Statements | 51

Statements of Operations

Six Months Ended March 31, 2026 (Unaudited)

	THORNBURG	THORNBURG	THORNBURG	THORNBURG	THORNBURG
	GLOBAL	INTERNATIONAL	BETTER WORLD	INTERNATIONAL	DEVELOPING
	OPPORTUNITIES	EQUITY	INTERNATIONAL	GROWTH	WORLD
	FUND	FUND	FUND	FUND	FUND
INVESTMENT INCOME
Dividend income
Non-affiliated issuers	$21,939,041	$40,225,004	$4,294,320	$1,681,356	$5,605,856
Non-controlled affiliated issuers	1,189,588	6,872,954	354,866	199,867	364,746
Dividend taxes withheld	(815,147)	(3,735,194)	(434,469)	(137,746)	(756,148)
Interest income	-	4,511	208	5,974	-
Foreign withholding tax claims	-	-	-	104,414	-
Total Income	22,313,482	43,367,275	4,214,925	1,853,865	5,214,454

EXPENSES
Investment management fees	6,627,558	17,416,487	2,438,765	2,984,776	2,913,921
Administration fees	630,715	1,863,044	194,879	270,019	234,646
Distribution and service fees
Class A Shares	512,220	594,414	51,092	105,860	92,779
Class C Shares	109,653	58,787	26,430	15,553	30,136
Class R3 Shares	7,654	365,590	-	8,614	-
Class R4 Shares	9,695	141,171	-	5,267	-
Transfer agent fees
Class A Shares	224,690	309,050	25,746	45,766	55,640
Class C Shares	14,146	3,820	4,104	4,834	7,292
Class I Shares	467,500	1,578,260	217,704	245,170	233,306
Class R3 Shares	5,600	164,676	-	7,826	-
Class R4 Shares	14,284	150,486	-	19,662	-
Class R5 Shares	26,898	163,206	-	8,234	5,648
Class R6 Shares	5,728	35,470	-	4,276	6,006
Registration and filing fees
Class A Shares	10,580	10,666	8,148	7,802	7,471
Class C Shares	7,552	7,618	7,958	7,072	7,372
Class I Shares	16,359	68,859	9,451	8,665	9,387
Class R3 Shares	7,502	7,628	-	7,296	-
Class R4 Shares	7,502	7,479	-	7,301	-
Class R5 Shares	7,494	7,479	-	7,260	7,586
Class R6 Shares	7,777	10,268	-	7,302	7,586
Custodian fees	152,930	309,956	45,923	84,719	187,348
Audit and tax fees	40,020	60,536	35,930	41,400	30,835
Legal fees	6,280	29,420	916	2,986	2,399
Trustee and officer fees	60,316	176,673	21,181	30,695	25,829
Other expenses	50,614	98,237	16,447	26,571	41,041
Total Expenses	9,031,267	23,639,280	3,104,674	3,964,926	3,906,228
Less:
Expenses reimbursed	(295,250)	(686,102)	(412,557)	(317,096)	(234,697)
Investment management fees waived	-	(1,154,252)	(306,389)	(65,221)	(367,214)
Net Expenses	8,736,017	21,798,926	2,385,728	3,582,609	3,304,317
Net Investment Income (Loss)	$13,577,465	$21,568,349	$1,829,197	$(1,728,744)	$1,910,137

52 | Semi-Annual Financial Statements

Statements of Operations, Continued

Six Months Ended March 31, 2026 (Unaudited)

	THORNBURG	THORNBURG	THORNBURG	THORNBURG	THORNBURG
	GLOBAL	INTERNATIONAL	BETTER WORLD	INTERNATIONAL	DEVELOPING
	OPPORTUNITIES	EQUITY	INTERNATIONAL	GROWTH	WORLD
	FUND	FUND	FUND	FUND	FUND
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Non-affiliated issuers investments*	$68,960,436	$112,731,622	$34,297,829	$38,948,219	$44,066,712
Forward currency contracts	7,640,986	-	-	-	-
Foreign currency transactions	(325,065)	(963,299)	(43,810)	(87,843)	(172,432)

Net realized gain (loss)	76,276,357	111,768,323	34,254,019	38,860,376	43,894,280

Net change in unrealized appreciation (depreciation) on:
Non-affiliated issuers investments**	53,786,160	205,832,138	(32,230,180)	(71,471,590)	(6,430,366)
Forward currency contracts	(1,703,153)	-	-	-	-
Foreign currency translations	(19,764)	(64,504)	5,116	(13,784)	(49,881)

Change in net unrealized appreciation (depreciation)	52,063,243	205,767,634	(32,225,064)	(71,485,374)	(6,480,247)

Net Realized and Unrealized Gain (Loss)	128,339,600	317,535,957	2,028,955	(32,624,998)	37,414,033

Change in Net Assets Resulting from Operations	$141,917,065	$339,104,306	$3,858,152	$(34,353,742)	$39,324,170

* Net of foreign capital gain taxes	$26,563	$-	$-	$-	$696,316
** Net of change in deferred taxes	$2,273,474	$-	$-	$-	$370,567

See notes to financial statements.

Semi-Annual Financial Statements | 53

Statements of Operations, Continued

Six Months Ended March 31, 2026 (Unaudited)

	THORNBURG	THORNBURG	THORNBURG
	AMERICAN	FOCUS	INVESTMENT	THORNBURG
	OPPORTUNITIES	GROWTH	INCOME BUILDER	SUMMIT
	FUND	FUND	FUND	FUND
INVESTMENT INCOME
Dividend income
Non-affiliated issuers	$1,583,304	$228,420	$245,802,085	$976,654
Non-controlled affiliated issuers	280,036	149,374	103,360,523	71,959
Dividend taxes withheld	-	(129)	(13,143,315)	(25,311)
Interest income	-	-	49,310,150	938,366
Total Income	1,863,340	377,665	385,329,443	1,961,668

EXPENSES
Investment management fees	2,069,560	935,111	66,218,927	385,121
Administration fees	184,923	83,598	7,484,926	39,946
Distribution and service fees
Class A Shares	332,020	148,015	7,009,544	18,108
Class C Shares	13,412	8,237	3,198,149	-
Class R3 Shares	25,358	29,754	63,366	-
Class R4 Shares	3,273	798	16,503	-
Transfer agent fees
Class A Shares	156,420	82,166	1,745,800	22,071
Class C Shares	6,123	4,740	188,266	-
Class I Shares	96,966	34,300	5,230,090	19,290
Class R3 Shares	15,578	19,836	23,840	-
Class R4 Shares	4,491	1,685	17,180	-
Class R5 Shares	3,708	10,916	24,680	-
Class R6 Shares	-	-	14,460	-
Registration and filing fees
Class A Shares	8,113	7,105	51,736	8,291
Class C Shares	7,449	7,105	14,049	-
Class I Shares	7,113	7,240	115,482	8,873
Class R3 Shares	7,215	7,181	7,545	-
Class R4 Shares	7,273	7,251	7,520	-
Class R5 Shares	7,276	7,177	7,592	-
Class R6 Shares	-	-	8,153	-
Custodian fees	20,925	16,949	782,500	30,759
Audit and tax fees	32,570	27,718	57,050	41,820
Legal fees	1,859	990	101,820	437
Trustee and officer fees	20,424	9,238	731,417	3,951
Other expenses	15,361	13,317	305,779	32,091
Total Expenses	3,047,410	1,470,427	93,426,374	610,758
Less:
Expenses reimbursed	(208,072)	(136,742)	(19,233)	(98,495)
Investment management fees waived	-	-	-	(139,844)
Net Expenses	2,839,338	1,333,685	93,407,141	372,419
Net Investment Income (Loss)	$(975,998)	$(956,020)	$291,922,302	$1,589,249

54 | Semi-Annual Financial Statements

Statements of Operations, Continued

Six Months Ended March 31, 2026 (Unaudited)

	THORNBURG	THORNBURG	THORNBURG
	AMERICAN	FOCUS	INVESTMENT	THORNBURG
	OPPORTUNITIES	GROWTH	INCOME BUILDER	SUMMIT
	FUND	FUND	FUND	FUND
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Non-affiliated issuers investments*	$1,338,439	$(9,278,364)	$222,022,710	$3,958,892
Non-controlled affiliated issuers	-	-	17,992,166	-
Forward currency contracts	-	-	106,273,642	(273,895)
Foreign currency transactions	(1,363)	-	(2,452,607)	(11,827)

Net realized gain (loss)	1,337,076	(9,278,364)	343,835,911	3,673,170

Net change in unrealized appreciation (depreciation) on:
Non-affiliated issuers investments**	8,818,622	400,481	2,333,822,058	200,229
Non-controlled affiliated issuers	-	-	130,650,339	-
Forward currency contracts	-	-	(19,829,900)	(16,363)
Foreign currency translations	-	-	(718,481)	(2,119)

Change in net unrealized appreciation (depreciation)	8,818,622	400,481	2,443,924,016	181,747

Net Realized and Unrealized Gain (Loss)	10,155,698	(8,877,883)	2,787,759,927	3,854,917

Change in Net Assets Resulting from Operations	$9,179,700	$(9,833,903)	$3,079,682,229	$5,444,166

* Net of foreign capital gain taxes	$-	$-	$-	$(8,916)
** Net of change in deferred taxes	$-	$-	$204,235	$-

See notes to financial statements.

Semi-Annual Financial Statements | 55

Statements of Changes in Net Assets

	THORNBURG GLOBAL OPPORTUNITIES FUND		THORNBURG INTERNATIONAL EQUITY FUND
	SIX MONTHS ENDED	YEAR ENDED	SIX MONTHS ENDED	YEAR ENDED
	MARCH 31, 2026*	SEPTEMBER 30, 2025	MARCH 31, 2026*	SEPTEMBER 30, 2025
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$13,577,465	$35,810,961	$21,568,349	$63,304,279
Net realized gain (loss)	76,276,357	84,767,865	111,768,323	131,529,780
Net change in unrealized appreciation (depreciation)	52,063,243	194,110,840	205,767,634	434,531,414

Net Increase (Decrease) in Net Assets Resulting from Operations	141,917,065	314,689,666	339,104,306	629,365,473

DIVIDENDS TO SHAREHOLDERS
From distributable earnings
Class A Shares	(24,199,000)	(16,693,609)	(16,207,294)	(25,636,817)
Class C Shares	(1,158,964)	(1,054,048)	(399,104)	(575,980)
Class I Shares	(62,553,207)	(42,302,552)	(114,466,875)	(106,307,815)
Class R3 Shares	(169,969)	(134,690)	(4,818,601)	(7,373,804)
Class R4 Shares	(449,764)	(246,375)	(3,844,948)	(5,865,332)
Class R5 Shares	(1,408,947)	(893,517)	(3,454,758)	(6,983,706)
Class R6 Shares	(6,365,826)	(4,044,478)	(24,485,578)	(27,618,147)

FUND SHARE TRANSACTIONS
Class A Shares	10,045,589	(22,589,504)	1,239,044	(10,043,373)
Class C Shares	2,873,096	(8,861,861)	893,731	58,274
Class I Shares	129,076,786	(18,412,123)	347,876,950	918,357,524
Class R3 Shares	186,392	(426,812)	(8,366,725)	1,384,095
Class R4 Shares	1,637,466	257,965	15,907,030	4,843,162
Class R5 Shares	8,254,274	(162,693)	1,391,071	(34,533,284)
Class R6 Shares	13,897,991	15,491,247	191,870,408	98,788,873
Net Increase (Decrease) in Net Assets	211,582,982	214,616,616	722,238,657	1,427,859,143

NET ASSETS
Beginning of Period	1,520,639,935	1,306,023,319	4,396,995,294	2,969,136,151

End of Period	$1,732,222,917	$1,520,639,935	$5,119,233,951	$4,396,995,294

* Unaudited.

See notes to financial statements.

56 | Semi-Annual Financial Statements

Statements of Changes in Net Assets, Continued

	THORNBURG BETTER WORLD INTERNATIONAL FUND		THORNBURG INTERNATIONAL GROWTH FUND
	SIX MONTHS ENDED	YEAR ENDED	SIX MONTHS ENDED	YEAR ENDED
	MARCH 31, 2026*	SEPTEMBER 30, 2025	MARCH 31, 2026*	SEPTEMBER 30, 2025
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$1,829,197	$7,199,980	$(1,728,744)	$1,515,464
Net realized gain (loss)	34,254,019	43,728,255	38,860,376	14,243,752
Net change in unrealized appreciation (depreciation)	(32,225,064)	(2,553,949)	(71,485,374)	(8,595,891)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,858,152	48,374,286	(34,353,742)	7,163,325

DIVIDENDS TO SHAREHOLDERS
From distributable earnings
Class A Shares	(445,267)	(285,868)	(789,693)	(6,359,612)
Class C Shares	(17,679)	(602)	(36,551)	(519,670)
Class I Shares	(6,821,734)	(6,173,390)	(5,453,683)	(45,751,939)
Class R3 Shares	-	-	(32,393)	(338,279)
Class R4 Shares	-	-	(46,130)	(494,854)
Class R5 Shares	-	-	(49,273)	(443,466)
Class R6 Shares	-	-	(978,970)	(6,479,794)

FUND SHARE TRANSACTIONS
Class A Shares	274,913	(1,830,169)	(13,142,748)	1,214,111
Class C Shares	(454,722)	(1,590,517)	(1,588,380)	(2,312,729)
Class I Shares	(35,104,201)	(100,716,021)	(29,581,356)	(102,075,119)
Class R3 Shares	-	-	(632,698)	(743,240)
Class R4 Shares	-	-	(2,279,588)	(1,384,397)
Class R5 Shares	-	-	(140,864)	(1,003,484)
Class R6 Shares	-	-	(5,096,017)	2,696,559
Net Increase (Decrease) in Net Assets	(38,710,538)	(62,222,281)	(94,202,086)	(156,832,588)

NET ASSETS
Beginning of Period	507,833,763	570,056,044	724,770,948	881,603,536

End of Period	$469,123,225	$507,833,763	$630,568,862	$724,770,948

* Unaudited.

See notes to financial statements.

Semi-Annual Financial Statements | 57

Statements of Changes in Net Assets, Continued

	THORNBURG DEVELOPING WORLD FUND		THORNBURG AMERICAN OPPORTUNITIES FUND
	SIX MONTHS ENDED	YEAR ENDED	SIX MONTHS ENDED	YEAR ENDED
	MARCH 31, 2026*	SEPTEMBER 30, 2025	MARCH 31, 2026*	SEPTEMBER 30, 2025
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$1,910,137	$8,054,897	$(975,998)	$(2,023,748)
Net realized gain (loss)	43,894,280	49,653,142	1,337,076	25,472,983
Net change in unrealized appreciation (depreciation)	(6,480,247)	23,744,422	8,818,622	(9,531,659)

Net Increase (Decrease) in Net Assets Resulting from Operations	39,324,170	81,452,461	9,179,700	13,917,576

DIVIDENDS TO SHAREHOLDERS
From distributable earnings
Class A Shares	(2,253,301)	(1,662,856)	-	-
Class C Shares	(142,072)	(96,357)	-	-
Class I Shares	(16,384,691)	(13,288,605)	-	-
Class R5 Shares	(109,859)	(90,752)	-	-
Class R6 Shares	(1,282,372)	(1,833,103)	-	-

FUND SHARE TRANSACTIONS
Class A Shares	(4,115,411)	(10,916,506)	(17,956,563)	(43,134,092)
Class C Shares	(1,024,770)	(1,900,814)	(229,734)	(575,367)
Class ETF Shares(a)	-	-	2,000,000	-
Class I Shares	(10,594,132)	(105,950,796)	(10,055,538)	(42,413,047)
Class R3 Shares	-	-	(641,998)	(2,463,035)
Class R4 Shares	-	-	(168,674)	(138,543)
Class R5 Shares	(975,059)	(777,033)	(755,658)	(646,494)
Class R6 Shares	(22,978)	(35,410,291)	-	-
Net Increase (Decrease) in Net Assets	2,419,525	(90,474,652)	(18,628,465)	(75,453,002)

NET ASSETS
Beginning of Period	584,287,399	674,762,051	484,396,108	559,849,110

End of Period	$586,706,924	$584,287,399	$465,767,643	$484,396,108

*	Unaudited.
(a)	Effective date of this class of shares was March 31, 2026.

See notes to financial statements.

58 | Semi-Annual Financial Statements

Statements of Changes in Net Assets, Continued

	THORNBURG FOCUS GROWTH FUND		THORNBURG INVESTMENT INCOME BUILDER FUND
	SIX MONTHS ENDED	YEAR ENDED	SIX MONTHS ENDED	YEAR ENDED
	MARCH 31, 2026*	SEPTEMBER 30, 2025	MARCH 31, 2026*	SEPTEMBER 30, 2025
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$(956,020)	$(2,483,910)	$291,922,302	$727,716,857
Net realized gain (loss)	(9,278,364)	21,148,222	343,835,911	437,277,393
Net change in unrealized appreciation (depreciation)	400,481	(9,929,760)	2,443,924,016	2,420,472,283

Net Increase (Decrease) in Net Assets Resulting from Operations	(9,833,903)	8,734,552	3,079,682,229	3,585,466,533

DIVIDENDS TO SHAREHOLDERS
From distributable earnings
Class A Shares	-	-	(213,870,306)	(236,992,792)
Class C Shares	-	-	(22,145,660)	(22,673,710)
Class I Shares	-	-	(489,397,091)	(497,044,963)
Class R3 Shares	-	-	(924,552)	(1,037,787)
Class R4 Shares	-	-	(482,837)	(641,078)
Class R5 Shares	-	-	(841,773)	(961,672)
Class R6 Shares	-	-	(13,401,349)	(16,069,881)

FUND SHARE TRANSACTIONS
Class A Shares	(10,358,392)	(23,431,925)	116,889,757	(104,360,163)
Class C Shares	(493,196)	(880,385)	15,141,242	(7,144,775)
Class ETF Shares(a)	1,800,000	-	-	-
Class I Shares	(3,764,947)	(34,744,419)	954,176,593	1,076,627,583
Class R3 Shares	(1,306,663)	(3,453,500)	(165,601)	(1,987,146)
Class R4 Shares	7,913	(300,246)	279,810	(2,732,487)
Class R5 Shares	(598,449)	(1,718,195)	91,384	(2,159,738)
Class R6 Shares	-	-	(48,031,119)	37,630,386
Net Increase (Decrease) in Net Assets	(24,547,637)	(55,794,118)	3,377,000,727	3,805,918,310

NET ASSETS
Beginning of Period	219,817,407	275,611,525	17,737,942,775	13,932,024,465

End of Period	$195,269,770	$219,817,407	$21,114,943,502	$17,737,942,775

*	Unaudited.
(a)	Effective date of this class of shares was March 31, 2026.

See notes to financial statements.

Semi-Annual Financial Statements | 59

Statements of Changes in Net Assets, Continued

	THORNBURG SUMMIT FUND
	SIX MONTHS ENDED	YEAR ENDED
	MARCH 31, 2026*	SEPTEMBER 30, 2025
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$1,589,249	$2,295,981
Net realized gain (loss)	3,673,170	4,067,839
Net change in unrealized appreciation (depreciation)	181,747	6,092,220

Net Increase (Decrease) in Net Assets Resulting from Operations	5,444,166	12,456,040

DIVIDENDS TO SHAREHOLDERS
From distributable earnings
Class A Shares	(726,798)	(442,985)
Class I Shares	(4,662,198)	(4,065,138)

FUND SHARE TRANSACTIONS
Class A Shares	1,706,417	(1,961,699)
Class I Shares	7,534,667	(21,940,431)
Net Increase (Decrease) in Net Assets	9,296,254	(15,954,213)

NET ASSETS
Beginning of Period	96,392,611	112,346,824

End of Period	$105,688,865	$96,392,611

* Unaudited.

See notes to financial statements.

60 | Semi-Annual Financial Statements

Notes to Financial Statements

March 31, 2026 (Unaudited)

NOTE 1 – ORGANIZATION

Thornburg Global Opportunities Fund (“Global Opportunities Fund”), Thornburg International Equity Fund (“International Equity Fund”), Thornburg Better World International Fund (“Better World International Fund”), Thornburg International Growth Fund (“International Growth Fund”), Thornburg Developing World Fund (“Developing World Fund”), Thornburg American Opportunities Fund (“American Opportunities Fund”, prior to March 23, 2026, the Small/Mid Cap Core Fund), Thornburg Focus Growth Fund (“Focus Growth Fund”, prior to March 23, 2026, the Small/Mid Cap Growth Fund), Thornburg Investment Income Builder Fund (“Income Builder Fund”), and Thornburg Summit Fund (“Summit Fund”), collectively the “Funds”, are diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2026, the Funds are nine of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it.

Global Opportunities Fund: The Fund’s investment goal is to seek long-term capital appreciation by investing in equity and debt securities of all types from issuers around the world. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, developing country risk, equity risk, foreign currency risk, foreign investment risk, liquidity risk, management risk, market and economic risk, real estate risk, redemption risk, risks affecting specific countries or regions, risks affecting specific issuers, and small and mid-cap company risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

International Equity Fund: The Fund’s investment goal is to seek long-term capital appreciation by investing in equity and debt securities of all types. The secondary, non-fundamental goal of the Fund is to seek some current income. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, depositary receipts risk, developing country risk, equity risk, foreign currency risk, foreign investment risk, liquidity risk, management risk, market and economic risk, redemption risk, risks affecting investments in China, risks affecting specific countries or regions, risks affecting specific issuers, and small and mid-cap company risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Better World International Fund: The Fund’s investment goal is to seek long-term capital appreciation. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, depositary receipts risk, developing country risk, equity risk, Environmental, Social and Governance (“ESG”) investing risk, foreign currency risk, foreign investment risk, liquidity risk, management risk, market and economic risk, real estate risk, redemption risk, risks affecting investments in China, risks affecting specific countries or regions, risks affecting specific issuers, and small and mid-cap company risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

International Growth Fund: The Fund’s investment goal is to seek long-term growth of capital by investing in equity securities selected for their growth potential. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, depositary receipts risk, developing country risk, equity risk, foreign currency risk, foreign investment risk, growth company risk, information technology securities risk, liquidity risk, management risk, market and economic risk, redemption risk, risks affecting specific countries or regions, risks affecting specific issuers, and small and mid-cap company risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Developing World Fund: The Fund’s investment goal is to seek long-term capital appreciation. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, developing country risk, equity risk, foreign currency risk, foreign investment risk, liquidity risk, management risk, market and economic risk, redemption risk, risks affecting investments in China, risks affecting specific countries or regions, risks affecting specific issuers, and small and mid-cap company risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

American Opportunities Fund: The Fund’s investment goal is to seek long-term capital appreciation by investing in equity and debt securities of all types. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, depositary receipts risk, equity risk, foreign investment risk, liquidity risk, management risk, market and economic risk, redemption risk, risks affecting specific countries or regions, and risks affecting specific issuers. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Focus Growth Fund: The Fund’s investment goal is to seek long-term growth of capital by investing in equity securities selected for their growth potential. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, depositary receipts risk, equity risk, foreign investment risk, growth company risk,

Semi-Annual Financial Statements | 61

Notes to Financial Statements, Continued

March 31, 2026 (Unaudited)

liquidity risk, management risk, market and economic risk, redemption risk, and risks affecting specific issuers. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Income Builder Fund: The Fund’s primary investment goal is to provide a level of current income which exceeds the average yield on U.S. stocks generally, and which will generally grow, subject to periodic fluctuations, over the years on a per share basis. The Fund’s secondary investment goal is long-term capital appreciation. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include convertible debt obligation risk, credit risk, cybersecurity and operational risk, developing country risk, equity risk, foreign currency risk, foreign government obligations risk, foreign investment risk, high yield risk, interest rate risk, liquidity risk, management risk, market and economic risk, prepayment and extension risk, real estate risk, redemption risk, risks affecting specific countries or regions, risks affecting specific issuers, small and mid-cap company risk, and U.S. government obligations risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Summit Fund: The Fund’s investment goal is to seek to grow real wealth over time. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include commodities-related investment risk, convertible debt obligation risk, credit risk, cybersecurity and operational risk, depositary receipts risk, derivatives risk, developing country risk, equity risk, foreign currency risk, foreign government obligations risk, foreign investment risk, high yield risk, inflation risk, interest rate risk, liquidity risk, management risk, market and economic risk, prepayment and extension risk, real estate risk, redemption risk, risks affecting specific issuers, short sale risk, small and mid-cap company risk, structured products risk, U.S. government obligations risk, and zero coupon bonds and stripped securities risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

As of March 31, 2026, the Funds each currently offer up to eight classes of shares of beneficial interest.

Each class of shares of the Funds represents an interest in the same portfolio of investments, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year of purchase, and bear both a service fee and a distribution fee, (iii) Class ETF shares are bought and sold through exchange trading at market prices (not net asset value), are not individually redeemable with the Funds and may trade at a premium or discount to their net asset value in the secondary market, (iv) Class I and Class R5 shares are sold at net asset value without a sales charge at the time of purchase and may be subject to a service fee, (v) Class R3 shares are sold at net asset value without a sales charge, but bear both a service fee and a distribution fee, (vi) Class R4 shares are sold at net asset value without a sales charge at the time of purchase but bear a service fee, (vii) Class R6 shares are sold at net asset value without a sales charge at the time of purchase, and (viii) the respective classes may have different reinvestment privileges and conversion rights. Additionally, each Fund may allocate among its classes certain expenses, to the extent allocable to specific classes, including administration fees, transfer agent fees, government registration fees, certain printing and postage costs and legal expenses. Currently, class specific expenses of the Funds are limited to distribution and service fees, transfer agent fees, and certain registration and filing fees.

At March 31, 2026, the following classes of shares are offered in each respective Fund:

	CLASS A	CLASS C	CLASS ETF	CLASS I	CLASS R3	CLASS R4	CLASS R5	CLASS R6
Global Opportunities Fund	X	X		X	X	X	X	X
International Equity Fund	X	X		X	X	X	X	X
Better World International Fund	X	X		X
International Growth Fund	X	X		X	X	X	X	X
Developing World Fund	X	X		X			X	X
American Opportunities Fund	X	X	X	X	X	X	X
Focus Growth Fund	X	X	X	X	X	X	X
Income Builder Fund	X	X		X	X	X	X	X
Summit Fund	X			X

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each of the Funds in the preparation of its financial statements. Each Fund prepares its financial statements in conformity with United States generally accepted accounting principles (“GAAP”), including investment company accounting and reporting guidance in the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946.

Segment Reporting: Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a

62 | Semi-Annual Financial Statements

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March 31, 2026 (Unaudited)

component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Allocation of Income, Gains, Losses and Expenses: Net investment income (other than class specific expenses) and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class). Expenses common to all Funds are allocated daily among the Funds comprising the Trust based upon their relative net asset values or other appropriate allocation methods. Operating expenses directly attributable to a specific class are charged against the operating income of that class.

Dividends and Distributions to Shareholders: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Ordinary income dividends, if any, are declared daily and paid quarterly or annually. Capital gain distributions, if any, are declared and paid annually and more often if deemed necessary by Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”). Dividends and distributions are paid and are reinvested in additional shares of the Funds at net asset value per share at the close of business on the ex-dividend date, or at the shareholder’s option, paid in cash (not including Class ETF shares; see Other Notes).

Foreign Currency Translation: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against the U.S. dollar on the date of valuation. Purchases and sales of investments and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Funds purchase or sell foreign investments, they will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions. The values of such spot contracts are included in receivable for investments sold and payable for investments purchased on the Statement of Assets and Liabilities.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on investments held. Such changes are included in Net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

Reported net realized gains and losses from foreign currency transactions arise due to purchases and sales of foreign currencies, currency gains and losses realized between the trade and settlement dates on investment transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. These amounts are included in Net realized gain (loss) on foreign currency transactions in the Statement of Operations.

Net change in unrealized appreciation (depreciation) on foreign currency translations arises from changes in the fair value of assets and liabilities, other than investments at period end, resulting from changes in exchange rates.

Guarantees and Indemnifications: Under the Trust’s organizational documents (and under separate agreements with the independent Trustees), its officers and Trustees are provided with an indemnification, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of the performance of their duties to the Funds. In the normal course of business, the Trust may also enter into contracts with service providers that contain general indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, based on experience, the Trust expects the risk of loss to be remote.

Investment Income: Dividend income is recorded on the ex-dividend date. Certain income from foreign investments is recognized as soon as information is available to the Funds. Interest income is accrued as earned. Premiums and discounts are amortized and accreted, respectively, to first call dates or maturity dates using the effective yield method of the respective investments. These amounts are included in Investment Income in the Statement of Operations.

Investment Transactions: Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale of investments are recorded on an identified cost basis.

Repurchase Agreements: The Funds may invest excess cash in repurchase agreements whereby the Funds purchase investments, which serve as collateral, with an agreement to resell such collateral to the seller at an agreed upon price at the maturity date of the repurchase agreement. Investments pledged as collateral for repurchase agreements are held in custody until maturity of the repurchase agreement. Provisions in the agreements require that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. During the six months ended March 31, 2026, the Funds did not enter into repurchase agreements.

Semi-Annual Financial Statements | 63

Notes to Financial Statements, Continued

March 31, 2026 (Unaudited)

Security Valuation: All investments in securities held by the Funds are valued as described in Note 3.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases (decreases) in net assets from operations during the reporting period. Actual results could differ from those estimates.

When-Issued and Delayed Delivery Transactions: The Funds may engage in when-issued or delayed delivery transactions. To the extent the Funds engage in such transactions, they will do so for the purpose of acquiring portfolio investments consistent with the Funds’ investment objectives and not for the purpose of investment leverage or to speculate on interest rate or market changes. At the time the Funds make a commitment to purchase an investment on a when-issued or delayed delivery basis, the Funds will record the transaction and reflect the value in determining its net asset value. Pursuant to current U.S. Securities and Exchange Commission (“SEC”) guidance, a transaction involving a when-issued security will not be deemed to involve a senior security as long as the Funds intend to settle the transaction physically and the transaction settles within 35 days. Investments purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date. The values of these securities held at March 31, 2026 are detailed in the Schedule of Investments.

NOTE 3 – SECURITY VALUATION

Valuation of the Funds’ portfolio investment securities is performed by the Advisor, which has been designated by the Trustees of the Trust (the “Trustees”) as the Funds’ “valuation designee” as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).

In its capacity as the Funds’ valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Funds’ investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Funds would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker-dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Funds upon a sale of the investment, and the difference could be material to the Funds’ financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and ask prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Funds can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments

64 | Semi-Annual Financial Statements

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March 31, 2026 (Unaudited)

occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

Investments in U.S. mutual funds are valued at net asset value (“NAV”) each business day. Investments in U.S. exchange-traded funds are valued at the exchange-traded price if they are listed.

Debt obligations held by the Funds which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.

Over-the-counter options are valued by a third-party pricing service provider.

Forward currency contracts are valued by a third-party pricing service provider.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Funds, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Funds are likely to obtain if they sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.

If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Funds may be traded on days and at times when the Funds are not open for business. Consequently, the value of Funds’ investments may be significantly affected on days when shareholders cannot purchase or sell Funds’ shares.

Valuation Hierarchy: The Funds categorize their investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Funds’ investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Funds are typically calculated by pricing service providers approved by the Committee and are generally characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Funds, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Funds are likely to obtain if they sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Committee.

Semi-Annual Financial Statements | 65

Notes to Financial Statements, Continued

March 31, 2026 (Unaudited)

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and a Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of each Fund’s investments as of March 31, 2026:

GLOBAL OPPORTUNITIES FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Common Stock	$1,586,515,623	$570,817,429	$1,015,698,194	$—
Short-Term Investments	156,585,036	156,585,036	—	—
Total Investments in Securities	$1,743,100,659	$727,402,465	$1,015,698,194	$—

Other Financial Instruments
Forward Currency Contracts	$198,952	$—	$198,952	$—
Total Assets	$1,743,299,611	$727,402,465	$1,015,897,146	$—

Liabilities
Other Financial Instruments
Forward Currency Contracts	$(957,848)	$—	$(957,848)	$—
Total Other Financial Instruments	$(957,848)	$—	$(957,848)	$—
Total Liabilities	$(957,848)	$—	$(957,848)	$—

INTERNATIONAL EQUITY FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Common Stock	$4,717,956,675	$783,850,309	$3,934,106,366	$—
Warrant	2	—	—	2
Short-Term Investments	377,037,625	377,037,625	—	—
Total Investments in Securities	$5,094,994,302	$1,160,887,934	$3,934,106,366	$2
Total Assets	$5,094,994,302	$1,160,887,934	$3,934,106,366	$2	(a)

(a)	Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2026 is not presented.

BETTER WORLD INTERNATIONAL FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Common Stock	$443,760,358	$78,608,542	$365,151,816	$—
Warrant	1	—	—	1
Short-Term Investments	16,607,307	16,607,307	—	—
Total Investments in Securities	$460,367,666	$95,215,849	$365,151,816	$1
Total Assets	$460,367,666	$95,215,849	$365,151,816	$1	(a)

(a)	Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2026 is not presented.

66 | Semi-Annual Financial Statements

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March 31, 2026 (Unaudited)

INTERNATIONAL GROWTH FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Common Stock	$604,464,636	$151,005,086	$453,459,550	$—
Short-Term Investments	24,214,277	24,214,277	—	—
Total Investments in Securities	$628,678,913	$175,219,363	$453,459,550	$—
Total Assets	$628,678,913	$175,219,363	$453,459,550	$—

DEVELOPING WORLD FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Common Stock	$539,997,994	$104,452,512	$435,545,482	$—
Preferred Stock	31,048,796	31,048,796	—	—
Short-Term Investments	14,196,386	14,196,386	—	—
Total Investments in Securities	$585,243,176	$149,697,694	$435,545,482	$—
Total Assets	$585,243,176	$149,697,694	$435,545,482	$—

AMERICAN OPPORTUNITIES FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Common Stock	$377,098,276	$377,098,276	$—	$—
Exchange-Traded Funds	15,071,401	15,071,401	—	—
Short-Term Investments	68,783,125	68,783,125	—	—
Total Investments in Securities	$460,952,802	$460,952,802	$—	$—
Total Assets	$460,952,802	$460,952,802	$—	$—

FOCUS GROWTH FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Common Stock	$178,944,004	$178,944,004	$—	$—
Exchange-Traded Funds	1,817,201	1,817,201	—	—
Short-Term Investments	14,657,316	14,657,316	—	—
Total Investments in Securities	$195,418,521	$195,418,521	$—	$—
Total Assets	$195,418,521	$195,418,521	$—	$—

Semi-Annual Financial Statements | 67

Notes to Financial Statements, Continued

March 31, 2026 (Unaudited)

INCOME BUILDER FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Common Stock	$18,437,849,133	$5,251,686,084	$13,179,557,199	$6,605,850	(a)
Preferred Stock	56,182,713	21,638,467	34,544,246	—
Asset Backed Securities	153,614,028	—	151,979,729	1,634,299	(a)
Corporate Bonds	789,679,744	—	789,679,744	—
Other Government	11,442,970	—	11,442,970	—
U.S. Government Agencies	34,965,201	—	34,965,201	—
Mortgage Backed	311,670,431	—	311,669,481	950
Loan Participations	53,284,968	—	53,284,968	—
Short-Term Investments	1,213,851,363	1,213,851,363	—	—
Total Investments in Securities	$21,062,540,551	$6,487,175,914	$14,567,123,538	$8,241,099

Other Financial Instruments
Forward Currency Contracts	$7,152,912	$—	$7,152,912	$—
Total Assets	$21,069,693,463	$6,487,175,914	$14,574,276,450	$8,241,099	(b)

Liabilities
Other Financial Instruments
Forward Currency Contracts	$(13,107,440)	$—	$(13,107,440)	$—
Total Other Financial Instruments	$(13,107,440)	$—	$(13,107,440)	$—
Total Liabilities	$(13,107,440)	$—	$(13,107,440)	$—

(a)	Includes securities categorized as Level 3 currently valued at zero as of March 31, 2026.

(b)	Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2026 is not presented.

SUMMIT FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Common Stock	$66,617,427	$38,848,596	$27,768,831	$—
Preferred Stock	150,414	150,414	—	—
Asset Backed Securities	7,371,507	—	7,293,683	77,824
Corporate Bonds	8,077,552	—	8,077,552	—
Other Government	1,495,065	—	1,495,065	—
U.S. Treasury Securities	9,434,025	9,434,025	—	—
U.S. Government Agencies	200,210	—	200,210	—
Mortgage Backed	10,456,752	—	10,456,752	—
Loan Participations	198,005	—	198,005	—
Short-Term Investments	1,335,421	1,335,421	—	—
Total Investments in Securities	$105,336,378	$49,768,456	$55,490,098	$77,824

Other Financial Instruments
Forward Currency Contracts	$18,074	$—	$18,074	$—
Total Assets	$105,354,452	$49,768,456	$55,508,172	$77,824	(a)

(a)	Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2026 is not presented.

NOTE 4 – INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement with the Trust, the Advisor serves as the investment advisor and performs advisory services for the Funds for which the Advisor’s management fees are payable at the end of each month. Under the investment advisory agreement,

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March 31, 2026 (Unaudited)

each Fund pays the Advisor a management fee based on the average daily net assets of that Fund at an annual rate as shown in the following table:

GLOBAL OPPORTUNITIES FUND, INTERNATIONAL EQUITY FUND, INTERNATIONAL GROWTH FUND, INCOME BUILDER FUND		BETTER WORLD INTERNATIONAL FUND, DEVELOPING WORLD FUND		AMERICAN OPPORTUNITIES FUND, FOCUS GROWTH FUND		SUMMIT FUND
DAILY NET ASSETS	FEE RATE	DAILY NET ASSETS	FEE RATE	DAILY NET ASSETS	FEE RATE*	DAILY NET ASSETS	FEE RATE
Up to $500 million	0.875%	Up to $500 million	0.975%	Up to $500 million	0.795%	Up to $500 million	0.750%
Next $500 million	0.825	Next $500 million	0.925	Next $500 million	0.745	Next $500 million	0.700
Next $500 million	0.775	Next $500 million	0.875	Next $500 million	0.695	Next $500 million	0.650
Next $500 million	0.725	Next $500 million	0.825	Next $500 million	0.645	Next $500 million	0.625
Over $2 billion	0.675	Over $2 billion	0.775	Over $2 billion	0.595	Over $2 billion	0.600

*	Effective March 23, 2026 through March 31, 2026. For the period from October 1, 2025 through March 22 2026, the fee rates were 0.875%, 0.825% , 0.775%, 0.725%, and 0.675%, from top to bottom.

The Funds’ effective management fees, calculated on the basis of the Funds’ average daily net assets (before applicable management fee waivers) for the six months ended March 31, 2026 were as shown in the following table. Total management fees incurred by the Funds for the six months ended March 31, 2026 are set forth in the Statement of Operations.

EFFECTIVE
MANAGEMENT
FEE
Global Opportunities Fund	0.817%
International Equity Fund	0.727
Better World International Fund	0.974
International Growth Fund	0.861
Developing World Fund	0.966
American Opportunities Fund	0.871
Focus Growth Fund	0.872
Income Builder Fund	0.688
Summit Fund	0.750

The Trust has entered into an administrative services agreement with the Advisor, whereby the Advisor will perform certain administrative services. The administrative services fees are computed as an annual percentage of the aggregate average daily net assets of all applicable Funds in the Trust as follows:

ADMINISTRATIVE SERVICES FEE SCHEDULE
DAILY NET ASSETS	FEE RATE
Up to $20 billion	0.100%
$20 billion to $40 billion	0.075
$40 billion to $60 billion	0.040
Over $60 billion	0.030

The aggregate administrative services fee amount is allocated on a daily basis to each Fund based on net assets and subsequently allocated to each class of shares of the Funds. Total administrative services fees incurred by each class of shares of the Funds for the six months ended March 31, 2026, are set forth in the Statement of Operations.

The Trust has an underwriting agreement with Thornburg Securities LLC (the “Distributor”), an affiliate of the Advisor, which acts as the distributor of the Funds’ shares (not including Class ETF shares). For the six months ended March 31, 2026, the Distributor has advised the Funds that they earned net commissions from the sale of Class A shares and collected contingent deferred sales charges (“CDSC Fees”) from redemptions of Class C shares as follows:

Semi-Annual Financial Statements | 69

Notes to Financial Statements, Continued

March 31, 2026 (Unaudited)

	COMMISSIONS	CDSC FEES
Global Opportunities Fund	$16,315	$(45)
International Equity Fund	12,234	(99)
Better World International Fund	607	30
International Growth Fund	747	—
Developing World Fund	693	—
American Opportunities Fund	2,266	21
Focus Growth Fund	316	—
Income Builder Fund	295,954	17,631
Summit Fund	313	—

Pursuant to a service plan under Rule 12b-1 of the 1940 Act, the Funds may reimburse to the Distributor an amount not to exceed .25 of 1% per annum of the average daily net assets attributable to the applicable Class A, Class C, Class I, Class R3, Class R4, and Class R5 shares of the Global Opportunities Fund, International Equity Fund, International Growth Fund, American Opportunities Fund, Focus Growth Fund and Income Builder Fund, Class A, Class C, Class I, and Class R5 shares of the Developing World Fund, Class A, Class C, Class I shares of the Better World International Fund, Class A and Class I shares of the Summit Fund, and Class ETF shares of the American Opportunities Fund and Focus Growth Fund. For the six months ended March 31, 2026, there were no 12b-1 service plan fees charged for Class I, Class R5 or Class ETF shares. Class R6 shares are not subject to a service plan. The Advisor and Distributor each may pay out of its own resources additional expenses for distribution of each Fund’s shares and shareholder services.

The Trust has also adopted a distribution plan pursuant to Rule 12b-1, applicable only to the Funds’ Class C and Class R3 shares, under which the Funds compensate the Distributor for services in promoting the sale of Class C and Class R3 shares of the Funds at an annual rate of up to .75 of 1% per annum of the average daily net assets attributable to Class C shares and an annual rate of up to .25 of 1% per annum of the average daily net assets attributable to Class R3 shares. Total fees incurred by each class of shares of the Funds under their respective service and distribution plans for the six months ended March 31, 2026 are set forth in the Statements of Operations.

The Advisor has contractually agreed to waive certain fees and reimburse certain expenses incurred by certain classes of the Funds. The agreement may be terminated by the Trust at any time, but may not be terminated by the Advisor before February 1, 2027 unless the Advisor ceases to be the investment advisor to the Funds prior to that date. The Advisor has contractually agreed to waive certain fees and reimburse certain expenses incurred by Class ETF of the American Opportunities Fund and Focus Growth Fund. The agreement may be terminated by the Trust at any time, but may not be terminated by the Advisor before March 27, 2027 unless the Advisor ceases to be the investment advisor to the Funds prior to that date. The Advisor may recoup amounts waived or reimbursed during the six months ended March 31, 2026 if, during the period, expenses fall below the contractual limit that was in place at the time these fees and expenses were waived or reimbursed. The Advisor will not recoup fees or expenses as described in the preceding sentence if that recoupment would cause the Funds’ total annual operating expenses (after the recoupment is taken into account) to exceed the lesser of: (a) the expense cap that was in place at the time the waiver or reimbursement occurred; or (b) the expense cap that is in place at the time of the recoupment. Expense caps exclude taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs.

Actual expenses of certain share classes do not exceed levels as specified in each Fund’s most recent prospectus as shown in the following table:

	CLASS A	CLASS C	CLASS I	CLASS R3	CLASS R4	CLASS R5	CLASS R6
Global Opportunities Fund(a)	—%	—%	0.99%	1.49%	1.24%	0.99%	0.89%
International Equity Fund(b)	1.15	1.90	0.90	1.40	1.15	0.90	0.72
Better World International Fund(c)	1.42	1.95	0.90	—	—	—	—
International Growth Fund(d)	—	2.38	0.99	1.49	1.24	0.99	0.91
Developing World Fund	1.45	2.33	1.04	—	—	1.04	0.94
American Opportunities Fund(e)	—	1.87	0.87	1.37	1.12	0.87	—
Focus Growth Fund(f)	—	1.87	0.87	1.37	1.12	0.87	—
Income Builder Fund(g)	—	—	—	1.49	1.24	0.99	0.80
Summit Fund	0.94	—	0.69	—	—	—	—

70 | Semi-Annual Financial Statements

Notes to Financial Statements, Continued

March 31, 2026 (Unaudited)

(a)	Effective February 1, 2026 through March 31, 2026, the expense ratio level maximum was: Class R3, 1.49%; Class R4, 1.24%; Class R6, 0.89%. For the period from October 1, 2025 through January 31, 2025, the expense ratio level maximum was: Class R3, 1.50%; Class R4, 1.40%; Class R6, 0.85%.
(b)	Effective February 1, 2026 through March 31, 2026, the expense ratio level maximum was: Class R3, 1.40%; Class R4, 1.15%; Class R6, 0.72%. For the period from October 1, 2025 through January 31, 2026, the expense ratio level maximum was: Class R3, 1.36%; Class R4, 1.16%; Class R6, 0.70%.
(c)	Effective February 1, 2026 through March 31, 2026, the expense ratio level maximum was: Class C, 1.95%. For the period from October 1, 2025 through January 31, 2026, the expense ratio level maximum was: Class C, 2.19%.
(d)	Effective February 1, 2026 through March 31, 2026, the expense ratio level maximum was: Class R3, 1.49%; Class R4, 1.24%; Class R6, 0.91%. For the period from October 1, 2025 through January 31, 2026, the expense ratio level maximum was: Class R3, 1.50%; Class R4, 1.40%; Class R6, 0.89%.
(e)	Effective March 23, 2026 through March 31, 2026, the expense ratio level maximum was: Class C, 1.87%; Class I, 0.87%, Class R3, 1.37%; Class R4, 1.12%; Class R5, 0.87%. For the period from February 1, 2026 through March 22, 2026, the expense ratio level maximum was: Class R3, 1.45%. For the period from January 15, 2026 through March 22, 2026, the expense ratio level maximum was: Class C, 1.95%; Class I, 0.95%, Class R4, 1.20%; Class R5, 0.95%. For the period from October 1, 2025 through January 14, 2026, the expense ratio level maximum was: Class C, 2.34%; Class I, 0.95%, Class R3, 1.31%; Class R4, 1.21%; Class R5, 0.95%.
(f)	Effective March 23, 2026 through March 31, 2026, the expense ratio level maximum was: Class C, 1.87%; Class I, 0.87%, Class R3, 1.37%; Class R4, 1.12%; Class R5, 0.87%. For the period from January 15, 2026 through March 22, 2026, the expense ratio level maximum was: Class C, 1.95%; Class I, 0.95%, Class R3, 1.45%; Class R4, 1.20%; Class R5, 0.95%. For the period from October 1, 2025 through January 14, 2026, the expense ratio level maximum was: Class C, 2.34%; Class I, 0.95%, Class R3, 1.46%; Class R4, 1.36%; Class R5, 0.95%.
(g)	Effective February 1, 2026 through March 31, 2026, the expense ratio level maximum was: Class R3, 1.49%; Class R4, 1.24%. For the period from October 1, 2025 through January 31, 2026, the expense ratio level maximum was: Class R3, 1.50%; Class R4, 1.40%.

For the six months ended March 31, 2026, the Advisor contractually reimbursed certain class specific expenses and distribution fees and voluntarily waived certain expenses as follows:

	CLASS	CLASS	CLASS	CLASS	CLASS	CLASS	CLASS
CONTRACTUAL:	A	C	I	R3	R4	R5	R6	TOTAL
Global Opportunities Fund	$—	$—	$188,019	$12,133	$15,550	$27,128	$52,420	$295,250
International Equity Fund	52,893	1,547	—	106,992	89,219	112,942	322,509	686,102
Better World International Fund	—	8,490	404,067	—	—	—	—	412,557
International Growth Fund	—	1,901	213,134	14,725	24,038	15,125	44,526	313,449
Developing World Fund	—	5,245	188,745	—	—	12,880	27,827	234,697
American Opportunities Fund	—	11,071	143,767	29,661	12,224	11,349	—	208,072
Focus Growth Fund	—	10,333	66,415	30,612	8,847	20,535	—	136,742
Income Builder Fund	—	—	—	4,721	4,365	10,147	—	19,233
Summit Fund	36,019	—	62,476	—	—	—	—	98,495

	CLASS	CLASS	CLASS	CLASS	CLASS	CLASS	CLASS
VOLUNTARY:	A	C	I	R3	R4	R5	R6	TOTAL
International Equity Fund	$114,439	$2,833	$778,884	$35,189	$27,204	$24,023	$171,680	$1,154,252
Better World International Fund	25,022	3,234	278,133	—	—	—	—	306,389
International Growth Fund	7,953	3,939	47,850	324	395	449	7,958	68,868
Developing World Fund	45,196	3,667	294,363	—	—	1,706	22,282	367,214
Summit Fund	19,727	—	120,117	—	—	—	—	139,844

Certain officers and Trustees of the Trust are also officers or directors of the Advisor and Distributor. The compensation of the independent Trustees is borne by the Trust. The Trust also pays a portion of the Chief Compliance Officer’s compensation. These amounts are reflected as Trustee and officer fees in the Statement of Operations.

As of March 31, 2026, the percentage of direct investments in the Funds held by the Trustees, officers of the Trust, and the Advisor is approximately as follows.

PERCENTAGE OF
DIRECT INVESTMENTS
Global Opportunities Fund	7.82%
International Equity Fund	2.14
Better World International Fund	11.91
International Growth Fund	6.71
Developing World Fund	2.86
American Opportunities Fund	4.39
Focus Growth Fund	3.60
Income Builder Fund	1.99
Summit Fund	56.92

Semi-Annual Financial Statements | 71

Notes to Financial Statements, Continued

March 31, 2026 (Unaudited)

The Funds may purchase or sell portfolio securities from or to an affiliated fund provided that all such transactions will comply with Rule 17a-7 under the 1940 Act. For the six months ended March 31, 2026, the Funds had no such transactions with affiliated funds.

Shown below are holdings of voting securities of each portfolio holding which is considered “affiliated” to the Funds under the 1940 Act (“Affiliates”), including companies for which the Funds’ holdings represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Funds invested for cash management purposes during the period:

GLOBAL OPPORTUNITIES FUND	MARKET VALUE 9/30/25	PURCHASES AT COST	SALES PROCEEDS	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPR./(DEPR.)	MARKET VALUE 3/31/26	DIVIDEND INCOME
Thornburg Capital Mgmt. Fund	$42,548,257	$268,030,806	$(153,994,027)	$-	$-	$156,585,036	$1,189,588

INTERNATIONAL EQUITY FUND
Thornburg Capital Mgmt. Fund	$387,461,999	$500,206,375	$(510,630,749)	$-	$-	$377,037,625	$6,872,954

BETTER WORLD INTERNATIONAL FUND
Thornburg Capital Mgmt. Fund	$18,245,901	$90,830,249	$(92,468,843)	$-	$-	$16,607,307	$354,866

INTERNATIONAL GROWTH FUND
Thornburg Capital Mgmt. Fund	$5,584,294	$106,769,332	$(88,139,349)	$-	$-	$24,214,277	$199,867

DEVELOPING WORLD FUND
Thornburg Capital Mgmt. Fund	$21,768,635	$107,399,129	$(114,971,378)	$-	$-	$14,196,386	$364,746

AMERICAN OPPORTUNITIES FUND
Thornburg Capital Mgmt. Fund	$3,247,058	$141,293,092	$(75,757,025)	$-	$-	$68,783,125	$280,036

FOCUS GROWTH FUND
Thornburg Capital Mgmt. Fund	$1,570,370	$46,253,364	$(33,166,418)	$-	$-	$14,657,316	$149,374

INCOME BUILDER FUND
Chimera Investment Corp.	$65,410,736	$3,182,154	$-	$-	$(3,359,722)	$65,233,168	$4,262,247
Malamute Energy, Inc.	12,439	-	-	-	-	12,439	-
SLR Investment Corp.	65,867,791	777,911	-	-	(4,284,153)	62,361,549	3,552,978
Thornburg Capital Mgmt. Fund	2,114,075,381	902,975,935	(1,803,199,953)	-	-	1,213,851,363	33,270,847
Zegona Communications plc	470,511,600	-	(19,697,343)	17,992,166	138,294,214	607,100,637	62,274,451
Total	$2,715,877,947	$906,936,000	$(1,822,897,296)	$17,992,166	$130,650,339	$1,948,559,156	$103,360,523

SUMMIT FUND
Thornburg Capital Mgmt. Fund	$1,943,173	$14,925,439	$(15,533,191)	$-	$-	$1,335,421	$71,959

NOTE 5 – TAXES

Federal Income Taxes: It is the policy of the Trust to comply with the provisions of the Internal Revenue Code of 1986 applicable to regulated investment companies and to distribute to shareholders substantially all investment company taxable income including net realized gains on investments (if any), and tax exempt income of the Funds. Therefore, no provision for federal income or excise tax is required.

The Funds file income tax returns in United States federal and applicable state jurisdictions. The statute of limitations on the Funds’ tax return filings generally remains open for the three years following a return’s filing date. The Funds have analyzed each uncertain tax position believed to be material in the preparation of the Funds’ financial statements for the six-month period ended March 31, 2026, including open tax years, to assess whether it is more likely than not that the position would be sustained upon examination, based on the technical

72 | Semi-Annual Financial Statements

Notes to Financial Statements, Continued

March 31, 2026 (Unaudited)

merits of the position. The Funds have not identified any such position for which an asset or liability must be reflected in the Statements of Assets and Liabilities.

At March 31, 2026, information on the tax components of capital was as follows:

	COST	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Global Opportunities Fund	$989,665,568	$794,767,461	$(41,332,370)	$753,435,091
International Equity Fund	3,632,256,557	1,573,189,035	(110,451,290)	1,462,737,745
Better World International Fund	387,812,714	101,891,254	(29,336,302)	72,554,952
International Growth Fund	402,035,608	247,964,816	(21,321,511)	226,643,305
Developing World Fund	395,194,917	221,289,199	(31,240,940)	190,048,259
American Opportunities Fund	318,973,496	146,837,644	(4,858,338)	141,979,306
Focus Growth Fund	135,068,880	62,138,735	(1,789,094)	60,349,641
Income Builder Fund	12,660,218,547	8,670,661,481	(268,339,477)	8,402,322,004
Summit Fund	83,009,465	26,870,808	(4,543,895)	22,326,913

At March 31, 2026, the Funds had deferred tax basis late-year ordinary investment losses occurring subsequent to October 31, 2024 through September 30, 2025 per the following table. For tax purposes, such losses will be recognized in the year ending September 30, 2026.

DEFERRED TAX BASIS LATE-YEAR ORDINARY LOSSES
American Opportunities Fund	$1,443,192
Focus Growth Fund	1,771,342

At March 31, 2026, the Funds had cumulative tax basis capital losses from prior fiscal years as shown on the following table, which may be carried forward to offset future capital gains. To the extent such carryforwards are used, capital gain distributions may be reduced to the extent provided by regulations. Such capital loss carryforwards do not expire.

	CUMULATIVE CAPITAL LOSSES
	SHORT-TERM	LONG-TERM
Better World International Fund	$15,903,351	$—
Developing World Fund	96,705,258	—
American Opportunities Fund	9,155,674	273,253
Focus Growth Fund	42,275,815	39,470,075

Foreign Withholding Taxes Paid: The Funds are subject to foreign tax withholding imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. In December 2023, the FASB issued Accounting Standards Update (ASU) 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of income taxes paid disaggregated by jurisdiction, when material to the Funds’ financial statements.

The value of the foreign withholding taxes paid by any Fund at the end of the period in relation to the Fund’s net assets was not significant and accordingly, a reconciliation of income taxes paid for the six months ended March 31, 2026 is not presented. Management expects the significance of the foreign withholding taxes paid in relation to net assets to change in future annual periods.

Foreign Withholding Tax Reclaims: The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld, in view of various considerations, including recent decisions rendered by the courts in those and other jurisdictions. The Funds would expect to record a receivable for such a tax reclaim based on a variety of factors, including assessment of a jurisdiction’s legal obligation to pay reclaims, the jurisdiction’s administrative practices and payment history, and industry convention.

As a result of several court rulings in France, Sweden and Finland, the French, Swedish and Finnish tax authorities recently paid several of the Funds’ tax reclaims for prior tax withholding. These tax reclaim payments are reflected as “Foreign withholding tax claims” in the Statements of Operations and any related interest is included in “Interest Income”. Reducing the “Foreign withholding tax claim” payments for the calculation of Net Investment Income/Loss in the Statement of Operations are fees paid by the Funds to a third-party service provider that assisted in the recovery of the tax reclaims by pursuing administrative and judicial proceedings on the Funds’ behalf. These third-party service provider fees are reflected in the Statement of Operations under “Tax Reclaim Collection Fees” and are excluded from the expense limitation agreement; therefore, certain net expenses are above the contractual limit. For U.S. income tax purposes, tax

Semi-Annual Financial Statements | 73

Notes to Financial Statements, Continued

March 31, 2026 (Unaudited)

reclaims paid by France, Sweden and Finland and received by the Funds will reduce the amount of foreign taxes paid in a fiscal year that Fund shareholders can use as tax credits in their individual income tax returns.

In the event that tax reclaims received by the Funds during the fiscal year ending September 30, 2026, exceed the foreign withholding taxes paid by the Funds for other foreign investments, and the Funds have previously passed foreign tax credits on to their shareholders, the Funds will have a U.S. tax liability. The Funds will enter into a closing agreement with the Internal Revenue Service (IRS) in order to pay the associated tax liability (fees) on behalf of the Funds’ shareholders. These IRS fees are estimated through the six months ended March 31, 2026 and are reflected as “IRS Compliance Fees” in the Statements of Operations.

Deferred Foreign Capital Gain Taxes: The Funds are subject to a tax imposed on net realized gains of securities of certain foreign countries. The Funds record an estimated deferred tax liability for net unrealized gains on these investments as reflected in the accompanying financial statements. Such changes are included in Net change in unrealized appreciation (depreciation) on investments in the Statement of Operations, if any.

NOTE 6 – SHARES OF BENEFICIAL INTEREST

At March 31, 2026, there were an unlimited number of shares of each Fund with no par value of beneficial interest authorized. Transactions in each Fund’s shares of beneficial interest were as follows:

	SIX MONTHS ENDED MARCH 31, 2026		YEAR ENDED SEPTEMBER 30, 2025
GLOBAL OPPORTUNITIES FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	469,581	$22,881,914	675,237	$27,221,504
Shares issued to shareholders in reinvestment of dividends	508,082	22,746,605	433,325	15,746,718
Shares repurchased	(733,294)	(35,582,930)	(1,654,840)	(65,557,726)
Net increase (decrease)	244,369	$10,045,589	(546,278)	$(22,589,504)

Class C Shares
Shares sold	174,775	$8,419,312	57,309	$2,216,534
Shares issued to shareholders in reinvestment of dividends	27,122	1,137,485	29,953	1,035,599
Shares repurchased	(145,409)	(6,683,701)	(320,123)	(12,113,994)
Net increase (decrease)	56,488	$2,873,096	(232,861)	$(8,861,861)

Class I Shares
Shares sold	4,188,716	$208,520,387	3,934,399	$162,299,606
Shares issued to shareholders in reinvestment of dividends	1,295,805	58,472,522	1,090,230	39,775,590
Shares repurchased	(2,847,251)	(137,916,123)	(5,633,849)	(220,487,319)
Net increase (decrease)	2,637,270	$129,076,786	(609,220)	$(18,412,123)

Class R3 Shares
Shares sold	8,368	$419,604	7,174	$283,003
Shares issued to shareholders in reinvestment of dividends	3,855	169,959	3,752	134,665
Shares repurchased	(8,343)	(403,171)	(20,375)	(844,480)
Net increase (decrease)	3,880	$186,392	(9,449)	$(426,812)

Class R4 Shares
Shares sold	50,099	$2,364,378	36,303	$1,387,364
Shares issued to shareholders in reinvestment of dividends	7,591	336,524	5,767	207,815
Shares repurchased	(21,627)	(1,063,436)	(33,808)	(1,337,214)
Net increase (decrease)	36,063	$1,637,466	8,262	$257,965

74 | Semi-Annual Financial Statements

Notes to Financial Statements, Continued

March 31, 2026 (Unaudited)

	SIX MONTHS ENDED MARCH 31, 2026		YEAR ENDED SEPTEMBER 30, 2025
GLOBAL OPPORTUNITIES FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class R5 Shares
Shares sold	215,314	$10,531,124	143,177	$5,854,459
Shares issued to shareholders in reinvestment of dividends	25,856	1,170,714	19,935	728,777
Shares repurchased	(70,688)	(3,447,564)	(166,548)	(6,745,929)
Net increase (decrease)	170,482	$8,254,274	(3,436)	$(162,693)

Class R6 Shares
Shares sold	532,589	$26,849,485	430,603	$16,961,378
Shares issued to shareholders in reinvestment of dividends	131,378	5,956,953	95,448	3,503,730
Shares repurchased	(388,817)	(18,908,447)	(124,506)	(4,973,861)
Net increase (decrease)	275,150	$13,897,991	401,545	$15,491,247

	SIX MONTHS ENDED MARCH 31, 2026		YEAR ENDED SEPTEMBER 30, 2025
INTERNATIONAL EQUITY FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	1,037,081	$34,490,991	1,766,738	$50,390,348
Shares issued to shareholders in reinvestment of dividends	480,064	14,918,577	929,880	23,610,514
Shares repurchased	(1,469,765)	(48,170,524)	(2,962,137)	(84,044,235)
Net increase (decrease)	47,380	$1,239,044	(265,519)	$(10,043,373)

Class C Shares
Shares sold	92,927	$2,591,889	124,611	$3,117,994
Shares issued to shareholders in reinvestment of dividends	15,173	394,528	26,417	569,012
Shares repurchased	(75,263)	(2,092,686)	(152,007)	(3,628,732)
Net increase (decrease)	32,837	$893,731	(979)	$58,274

Class I Shares
Shares sold	20,147,380	$700,266,879	41,513,506	$1,241,537,887
Shares issued to shareholders in reinvestment of dividends	3,237,053	105,583,896	3,677,162	97,552,913
Shares repurchased	(13,161,026)	(457,973,825)	(14,405,645)	(420,733,276)
Net increase (decrease)	10,223,407	$347,876,950	30,785,023	$918,357,524

Class R3 Shares
Shares sold	482,664	$15,905,601	906,461	$25,657,963
Shares issued to shareholders in reinvestment of dividends	155,115	4,801,686	289,892	7,346,963
Shares repurchased	(877,070)	(29,074,012)	(1,129,734)	(31,620,831)
Net increase (decrease)	(239,291)	$(8,366,725)	66,619	$1,384,095

Class R4 Shares
Shares sold	1,131,979	$36,992,685	979,309	$26,991,833
Shares issued to shareholders in reinvestment of dividends	99,760	3,059,902	190,399	4,776,813
Shares repurchased	(750,271)	(24,145,557)	(956,563)	(26,925,484)
Net increase (decrease)	481,468	$15,907,030	213,145	$4,843,162

Semi-Annual Financial Statements | 75

Notes to Financial Statements, Continued

March 31, 2026 (Unaudited)

	SIX MONTHS ENDED MARCH 31, 2026		YEAR ENDED SEPTEMBER 30, 2025
INTERNATIONAL EQUITY FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class R5 Shares
Shares sold	459,847	$15,918,175	1,643,064	$49,098,764
Shares issued to shareholders in reinvestment of dividends	104,792	3,411,954	261,082	6,916,888
Shares repurchased	(515,868)	(17,939,058)	(2,953,450)	(90,548,936)
Net increase (decrease)	48,771	$1,391,071	(1,049,304)	$(34,533,284)

Class R6 Shares
Shares sold	7,414,723	$256,202,566	6,202,974	$183,476,520
Shares issued to shareholders in reinvestment of dividends	674,998	21,906,393	941,424	24,826,220
Shares repurchased	(2,507,158)	(86,238,551)	(3,699,429)	(109,513,867)
Net increase (decrease)	5,582,563	$191,870,408	3,444,969	$98,788,873

	SIX MONTHS ENDED MARCH 31, 2026		YEAR ENDED SEPTEMBER 30, 2025
BETTER WORLD INTERNATIONAL FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	334,946	$7,409,917	401,158	$7,688,642
Shares issued to shareholders in reinvestment of dividends	20,302	441,565	15,979	285,868
Shares repurchased	(344,537)	(7,576,569)	(510,094)	(9,804,679)
Net increase (decrease)	10,711	$274,913	(92,957)	$(1,830,169)

Class C Shares
Shares sold	7,605	$166,488	32,561	$625,952
Shares issued to shareholders in reinvestment of dividends	835	17,679	35	603
Shares repurchased	(30,190)	(638,889)	(121,515)	(2,217,072)
Net increase (decrease)	(21,750)	$(454,722)	(88,919)	$(1,590,517)

Class I Shares
Shares sold	1,412,097	$32,036,852	3,334,714	$66,427,066
Shares issued to shareholders in reinvestment of dividends	287,627	6,437,094	320,147	5,893,909
Shares repurchased	(3,279,986)	(73,578,147)	(8,821,284)	(173,036,996)
Net increase (decrease)	(1,580,262)	$(35,104,201)	(5,166,423)	$(100,716,021)

	SIX MONTHS ENDED MARCH 31, 2026		YEAR ENDED SEPTEMBER 30, 2025
INTERNATIONAL GROWTH FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	144,073	$3,607,235	885,475	$20,972,473
Shares issued to shareholders in reinvestment of dividends	26,874	633,421	257,245	5,924,363
Shares repurchased	(703,522)	(17,383,404)	(1,064,279)	(25,682,725)
Net increase (decrease)	(532,575)	$(13,142,748)	78,441	$1,214,111

Class C Shares
Shares sold	871	$18,977	21,739	$464,871
Shares issued to shareholders in reinvestment of dividends	1,774	36,074	25,319	508,913
Shares repurchased	(76,068)	(1,643,431)	(156,357)	(3,286,513)
Net increase (decrease)	(73,423)	$(1,588,380)	(109,299)	$(2,312,729)

76 | Semi-Annual Financial Statements

Notes to Financial Statements, Continued

March 31, 2026 (Unaudited)

	SIX MONTHS ENDED MARCH 31, 2026		YEAR ENDED SEPTEMBER 30, 2025
INTERNATIONAL GROWTH FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class I Shares
Shares sold	989,322	$25,814,485	2,672,856	$66,785,204
Shares issued to shareholders in reinvestment of dividends	214,912	5,323,448	1,791,982	43,106,441
Shares repurchased	(2,321,395)	(60,719,289)	(8,495,059)	(211,966,764)
Net increase (decrease)	(1,117,161)	$(29,581,356)	(4,030,221)	$(102,075,119)

Class R3 Shares
Shares sold	8,602	$211,764	18,566	$440,539
Shares issued to shareholders in reinvestment of dividends	1,400	32,322	14,803	334,261
Shares repurchased	(35,617)	(876,784)	(64,074)	(1,518,040)
Net increase (decrease)	(25,615)	$(632,698)	(30,705)	$(743,240)

Class R4 Shares
Shares sold	15,972	$391,072	54,720	$1,282,952
Shares issued to shareholders in reinvestment of dividends	1,103	25,705	9,798	223,200
Shares repurchased	(108,016)	(2,696,365)	(116,546)	(2,890,549)
Net increase (decrease)	(90,941)	$(2,279,588)	(52,028)	$(1,384,397)

Class R5 Shares
Shares sold	15,692	$413,403	31,277	$803,630
Shares issued to shareholders in reinvestment of dividends	1,949	48,465	18,127	437,674
Shares repurchased	(22,952)	(602,732)	(90,212)	(2,244,788)
Net increase (decrease)	(5,311)	$(140,864)	(40,808)	$(1,003,484)

Class R6 Shares
Shares sold	56,233	$1,483,270	121,888	$3,068,894
Shares issued to shareholders in reinvestment of dividends	36,562	915,331	253,883	6,162,308
Shares repurchased	(279,990)	(7,494,618)	(258,119)	(6,534,643)
Net increase (decrease)	(187,195)	$(5,096,017)	117,652	$2,696,559

	SIX MONTHS ENDED MARCH 31, 2026		YEAR ENDED SEPTEMBER 30, 2025
DEVELOPING WORLD FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	389,692	$10,550,158	515,148	$11,584,433
Shares issued to shareholders in reinvestment of dividends	85,739	2,176,054	74,890	1,604,139
Shares repurchased	(626,472)	(16,841,623)	(1,066,287)	(24,105,078)
Net increase (decrease)	(151,041)	$(4,115,411)	(476,249)	$(10,916,506)

Class C Shares
Shares sold	4,821	$122,590	22,726	$474,154
Shares issued to shareholders in reinvestment of dividends	5,941	142,057	4,765	96,300
Shares repurchased	(50,824)	(1,289,417)	(115,472)	(2,471,268)
Net increase (decrease)	(40,062)	$(1,024,770)	(87,981)	$(1,900,814)

Semi-Annual Financial Statements | 77

Notes to Financial Statements, Continued

March 31, 2026 (Unaudited)

	SIX MONTHS ENDED MARCH 31, 2026		YEAR ENDED SEPTEMBER 30, 2025
DEVELOPING WORLD FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class I Shares
Shares sold	1,499,937	$41,304,000	2,286,264	$52,756,203
Shares issued to shareholders in reinvestment of dividends	619,202	16,093,051	593,776	13,015,570
Shares repurchased	(2,466,572)	(67,991,183)	(7,439,191)	(171,722,569)
Net increase (decrease)	(347,433)	$(10,594,132)	(4,559,151)	$(105,950,796)

Class R5 Shares
Shares sold	39,909	$1,150,698	25,148	$588,236
Shares issued to shareholders in reinvestment of dividends	4,241	109,854	4,147	90,620
Shares repurchased	(82,063)	(2,235,611)	(60,042)	(1,455,889)
Net increase (decrease)	(37,913)	$(975,059)	(30,747)	$(777,033)

Class R6 Shares
Shares sold	160,806	$4,475,807	353,233	$8,348,933
Shares issued to shareholders in reinvestment of dividends	40,160	1,045,763	76,240	1,674,987
Shares repurchased	(196,544)	(5,544,548)	(2,026,736)	(45,434,211)
Net increase (decrease)	4,422	$(22,978)	(1,597,263)	$(35,410,291)

	SIX MONTHS ENDED MARCH 31, 2026		YEAR ENDED SEPTEMBER 30, 2025
AMERICAN OPPORTUNITIES FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	27,584	$2,219,765	86,176	$6,883,271
Shares issued to shareholders in reinvestment of dividends	-	-	-	-
Shares repurchased	(250,165)	(20,176,328)	(657,029)	(50,017,363)
Net increase (decrease)	(222,581)	$(17,956,563)	(570,853)	$(43,134,092)

Class C Shares
Shares sold	6,507	$422,247	12,428	$769,782
Shares issued to shareholders in reinvestment of dividends	-	-	-	-
Shares repurchased	(9,763)	(651,981)	(20,871)	(1,345,149)
Net increase (decrease)	(3,256)	$(229,734)	(8,443)	$(575,367)

Class ETF Shares*
Shares sold	25,000	$2,000,000	-	$-
Shares issued to shareholders in reinvestment of dividends	-	-	-	-
Net increase (decrease)	25,000	$2,000,000	-	$-

Class I Shares
Shares sold	27,191	$2,311,860	146,888	$11,605,963
Shares issued to shareholders in reinvestment of dividends	-	-	-	-
Shares repurchased	(145,325)	(12,367,398)	(687,190)	(54,019,010)
Net increase (decrease)	(118,134)	$(10,055,538)	(540,302)	$(42,413,047)

78 | Semi-Annual Financial Statements

Notes to Financial Statements, Continued

March 31, 2026 (Unaudited)

	SIX MONTHS ENDED MARCH 31, 2026		YEAR ENDED SEPTEMBER 30, 2025
AMERICAN OPPORTUNITIES FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class R3 Shares
Shares sold	4,570	$366,921	13,709	$1,047,631
Shares issued to shareholders in reinvestment of dividends	-	-	-	-
Shares repurchased	(12,360)	(1,008,919)	(45,359)	(3,510,666)
Net increase (decrease)	(7,790)	$(641,998)	(31,650)	$(2,463,035)

Class R4 Shares
Shares sold	1,290	$105,715	3,849	$303,633
Shares issued to shareholders in reinvestment of dividends	-	-	-	-
Shares repurchased	(3,393)	(274,389)	(5,503)	(442,176)
Net increase (decrease)	(2,103)	$(168,674)	(1,654)	$(138,543)

Class R5 Shares
Shares sold	1,331	$113,600	4,271	$349,085
Shares issued to shareholders in reinvestment of dividends	-	-	-	-
Shares repurchased	(9,992)	(869,258)	(12,152)	(995,579)
Net increase (decrease)	(8,661)	$(755,658)	(7,881)	$(646,494)

*  Effective date of this class of shares was March 31, 2026.

	SIX MONTHS ENDED MARCH 31, 2026		YEAR ENDED SEPTEMBER 30, 2025
FOCUS GROWTH FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	24,466	$780,454	79,838	$2,391,181
Shares issued to shareholders in reinvestment of dividends	-	-	-	-
Shares repurchased	(345,313)	(11,138,846)	(877,215)	(25,823,106)
Net increase (decrease)	(320,847)	$(10,358,392)	(797,377)	$(23,431,925)

Class C Shares
Shares sold	756	$16,796	3,925	$84,970
Shares issued to shareholders in reinvestment of dividends	-	-	-	-
Shares repurchased	(22,164)	(509,992)	(44,711)	(965,355)
Net increase (decrease)	(21,408)	$(493,196)	(40,786)	$(880,385)

Class ETF Shares*
Shares sold	60,000	$1,800,000	-	$-
Shares issued to shareholders in reinvestment of dividends	-	-	-	-
Net increase (decrease)	60,000	$1,800,000	-	$-

Class I Shares
Shares sold	47,280	$1,784,797	94,075	$3,203,245
Shares issued to shareholders in reinvestment of dividends	-	-	-	-
Shares repurchased	(146,419)	(5,549,744)	(1,135,777)	(37,947,664)
Net increase (decrease)	(99,139)	$(3,764,947)	(1,041,702)	$(34,744,419)

Semi-Annual Financial Statements | 79

Notes to Financial Statements, Continued

March 31, 2026 (Unaudited)

	SIX MONTHS ENDED MARCH 31, 2026		YEAR ENDED SEPTEMBER 30, 2025
FOCUS GROWTH FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class R3 Shares
Shares sold	12,427	$389,745	44,355	$1,293,173
Shares issued to shareholders in reinvestment of dividends	-	-	-	-
Shares repurchased	(53,908)	(1,696,408)	(159,825)	(4,746,673)
Net increase (decrease)	(41,481)	$(1,306,663)	(115,470)	$(3,453,500)

Class R4 Shares
Shares sold	664	$21,540	1,243	$37,433
Shares issued to shareholders in reinvestment of dividends	-	-	-	-
Shares repurchased	(431)	(13,627)	(11,151)	(337,679)
Net increase (decrease)	233	$7,913	(9,908)	$(300,246)

Class R5 Shares
Shares sold	10,829	$407,084	32,823	$1,154,150
Shares issued to shareholders in reinvestment of dividends	-	-	-	-
Shares repurchased	(26,569)	(1,005,533)	(83,286)	(2,872,345)
Net increase (decrease)	(15,740)	$(598,449)	(50,463)	$(1,718,195)

*  Effective date of this class of shares was March 31, 2026.

	SIX MONTHS ENDED MARCH 31, 2026		YEAR ENDED SEPTEMBER 30, 2025
INCOME BUILDER FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	7,543,289	$257,033,289	11,687,234	$329,071,418
Shares issued to shareholders in reinvestment of dividends	6,164,526	199,589,936	7,883,660	219,073,710
Shares repurchased	(10,110,935)	(339,733,468)	(23,310,867)	(652,505,291)
Net increase (decrease)	3,596,880	$116,889,757	(3,739,973)	$(104,360,163)

Class C Shares
Shares sold	2,253,388	$76,306,697	3,642,041	$103,500,852
Shares issued to shareholders in reinvestment of dividends	662,924	21,330,040	782,193	21,593,317
Shares repurchased	(2,450,691)	(82,495,495)	(4,764,377)	(132,238,944)
Net increase (decrease)	465,621	$15,141,242	(340,143)	$(7,144,775)

Class I Shares
Shares sold	44,789,177	$1,535,761,871	72,395,128	$2,082,567,489
Shares issued to shareholders in reinvestment of dividends	14,024,449	458,507,932	16,291,236	458,160,924
Shares repurchased	(30,363,455)	(1,040,093,210)	(51,889,940)	(1,464,100,830)
Net increase (decrease)	28,450,171	$954,176,593	36,796,424	$1,076,627,583

Class R3 Shares
Shares sold	59,488	$1,983,454	70,709	$1,987,027
Shares issued to shareholders in reinvestment of dividends	28,516	920,511	36,637	1,014,303
Shares repurchased	(90,278)	(3,069,566)	(174,256)	(4,988,476)
Net increase (decrease)	(2,274)	$(165,601)	(66,910)	$(1,987,146)

80 | Semi-Annual Financial Statements

Notes to Financial Statements, Continued

March 31, 2026 (Unaudited)

	SIX MONTHS ENDED MARCH 31, 2026		YEAR ENDED SEPTEMBER 30, 2025
INCOME BUILDER FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class R4 Shares
Shares sold	34,154	$1,148,029	79,237	$2,228,779
Shares issued to shareholders in reinvestment of dividends	11,752	380,048	19,244	532,850
Shares repurchased	(37,360)	(1,248,267)	(186,254)	(5,494,116)
Net increase (decrease)	8,546	$279,810	(87,773)	$(2,732,487)

Class R5 Shares
Shares sold	56,087	$1,908,829	147,522	$4,188,026
Shares issued to shareholders in reinvestment of dividends	24,245	790,729	32,223	898,487
Shares repurchased	(76,010)	(2,608,174)	(263,450)	(7,246,251)
Net increase (decrease)	4,322	$91,384	(83,705)	$(2,159,738)

Class R6 Shares
Shares sold	1,036,742	$34,736,594	2,138,663	$59,404,404
Shares issued to shareholders in reinvestment of dividends	396,796	12,912,637	538,255	15,120,506
Shares repurchased	(2,900,204)	(95,680,350)	(1,302,564)	(36,894,524)
Net increase (decrease)	(1,466,666)	$(48,031,119)	1,374,354	$37,630,386

	SIX MONTHS ENDED MARCH 31, 2026		YEAR ENDED SEPTEMBER 30, 2025
SUMMIT FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	261,916	$3,835,689	283,410	$3,738,572
Shares issued to shareholders in reinvestment of dividends	51,526	726,798	33,528	442,986
Shares repurchased	(189,043)	(2,856,070)	(462,788)	(6,143,257)
Net increase (decrease)	124,399	$1,706,417	(145,850)	$(1,961,699)

Class I Shares
Shares sold	427,393	$6,348,308	984,100	$13,158,404
Shares issued to shareholders in reinvestment of dividends	317,821	4,482,953	294,337	3,869,090
Shares repurchased	(222,150)	(3,296,594)	(2,911,968)	(38,967,925)
Net increase (decrease)	523,064	$7,534,667	(1,633,531)	$(21,940,431)

NOTE 7 – INVESTMENT TRANSACTIONS

For the six months ended March 31, 2026, the Funds had purchase and sale transactions of investments as listed in the table below (excluding short-term investments).

	PURCHASES	SALES
Global Opportunities Fund	$147,156,070	$147,428,057
International Equity Fund	825,855,449	445,757,949
Better World International Fund	166,260,589	213,478,316
International Growth Fund	162,681,224	238,882,614
Developing World Fund	87,469,383	120,467,361
American Opportunities Fund	112,366,627	212,780,740
Focus Growth Fund	79,480,303	108,602,352
Income Builder Fund	2,675,868,526	1,001,611,689
Summit Fund	25,638,284	17,849,788

Semi-Annual Financial Statements | 81

Notes to Financial Statements, Continued

March 31, 2026 (Unaudited)

NOTE 8 – DERIVATIVE FINANCIAL INSTRUMENTS

The Funds may use a variety of derivative financial instruments to hedge or adjust the risks affecting their investment portfolio or to enhance investment returns. Provisions of the FASB Accounting Standards Codification 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Funds and how these derivatives affect the financial position, financial performance and cash flows of the Funds. The Funds do not designate any derivative instruments as hedging instruments under ASC 815. During the six months ended March 31, 2026, certain Funds’ principal exposures to derivative financial instruments of the type addressed by ASC 815 were investments in forward currency contracts.

Forward Currency Contracts: During the six months ended March 31, 2026, some of the Funds entered into forward currency contracts in the normal course of pursuing their investment objectives, with the intent of reducing the risk to the value of the Funds’ foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. Each of the forward currency contracts entered into by the Funds is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Forward currency contracts involve risks to the Funds, including the risk that a contract’s counterparty will not meet its obligations to the Funds, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Funds may not achieve the intended benefit of entering into a contract and may experience a loss.

The monthly average values of open forward currency contracts for the six months ended March 31, 2026 were as follows:

	CONTRACTS PURCHASED	CONTRACTS SOLD
Global Opportunities Fund	$—	$257,264,200
Income Builder Fund	—	3,694,375,790
Summit Fund	5,679,227	—

These contracts are accounted for by the Funds under ASC 815. Unrealized appreciation and depreciation on outstanding contracts are reported in each Fund’s Statement of Assets and Liabilities, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at each contract’s inception date. Net realized gain (loss) on contracts closed during the period, and changes in net unrealized appreciation (depreciation) on outstanding contracts are recognized in each Fund’s Statement of Operations.

The outstanding forward currency contracts in the table located in each Fund’s Schedule of Investments which were entered into with State Street Bank and Trust Company (“SSB”) and with Morgan Stanley & Co. Inc. (“MSC”) were entered into pursuant to International Swaps and Derivatives Association (“ISDA”) Master Agreements. The outstanding forward currency contracts, which were entered into with Brown Brothers Harriman & Co. (“BBH”), were entered into pursuant to a written agreement with BBH. In the event of a default or termination under the ISDA Master Agreement with SSB or MSC or the agreement with BBH, the non-defaulting party generally has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.

Because the ISDA Master Agreement with SSB, the ISDA Master Agreement with MSC, and the agreement with BBH do not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities unless there has been an event of default or termination event under such agreements, the Funds do not net their respective outstanding forward currency contracts for the purpose of disclosure in the Statement of Assets and Liabilities. Instead, the Funds recognize the unrealized appreciation (depreciation) on those forward currency contracts on a gross basis in each Fund’s Statement of Assets and Liabilities.

The unrealized appreciation (depreciation) of the outstanding forward currency contracts recognized in each Fund’s Statement of Assets and Liabilities at March 31, 2026 is disclosed in the following table:

		PRINCIPAL	COUNTER	ASSET	LIABILITY	NET
	TYPE OF DERIVATIVE(a)	RISK	PARTY	DERIVATIVES	DERIVATIVES	AMOUNT
Global Opportunities Fund	Forward currency contracts	Foreign currency risk	SSB	$198,952	$—	$198,952
	Forward currency contracts	Foreign currency risk	BBH	—	(957,848)	(957,848)
				$198,952	$(957,848)	$(758,896)
Income Builder Fund	Forward currency contracts	Foreign currency risk	SSB	7,152,912	—	7,152,912
	Forward currency contracts	Foreign currency risk	BBH	—	(13,107,440)	(13,107,440)
				$7,152,912	$(13,107,440)	$(5,954,528)

82 | Semi-Annual Financial Statements

Notes to Financial Statements, Continued

March 31, 2026 (Unaudited)

		PRINCIPAL	COUNTER	ASSET	LIABILITY	NET
	TYPE OF DERIVATIVE(a)	RISK	PARTY	DERIVATIVES	DERIVATIVES	AMOUNT
Summit Fund	Forward currency contracts	Foreign currency risk	SSB	$17,300	$—	$17,300
	Forward currency contracts	Foreign currency risk	MSC	774	—	774
				$18,074	$—	$18,074

(a)	Generally, the Statement of Assets and Liabilities location for forward currency contracts is Assets - Unrealized appreciation on forward currency contracts for asset derivatives and Liabilities - Unrealized depreciation on forward currency contracts for liabilities derivatives.

Because the Funds did not receive or post cash collateral in connection with their forward currency contracts during the period, the net amounts of each Fund’s assets and liabilities which are attributable to those contracts at March 31, 2026 can be determined by offsetting the dollar amounts shown in the asset and liability columns in the preceding table, the results of which are reflected in the “Net Amount” column. The Funds’ forward currency contracts and written options are valued each day, and the net amounts of each Fund’s assets and liabilities which are attributable to those contracts and options are expected to vary over time.

The net realized gain (loss) from forward currency contracts and net change in unrealized appreciation (depreciation) on outstanding forward currency contracts recognized in each Fund’s Statement of Operations for the six months ended March 31, 2026 are disclosed in the following table:

	TYPE OF DERIVATIVE(a)	PRINCIPAL RISK	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Global Opportunities Fund	Forward currency contracts	Foreign currency risk	$7,640,986	$(1,703,153)
Income Builder Fund	Forward currency contracts	Foreign currency risk	106,273,642	(19,829,900)
Summit Fund	Forward currency contracts	Foreign currency risk	(273,895)	(16,363)

(a)	Generally, the Statement of Operations location for forward currency contracts is Net realized gain (loss) on: forward currency contracts and Net change in unrealized appreciation (depreciation) on: forward currency contracts.

OTHER NOTES

Thornburg and Thornburg Investment Trust (the “Trust”), on behalf of the Funds, have received an exemptive order from the SEC that permits each Fund to offer mutual fund share classes and an exchange-traded share class that operates as an exchange-traded fund (“ETF”) (a “Multi-Class ETF Fund”). Under this structure, the ETF Class shares are listed and traded on a national securities exchange and are generally bought and sold at market-determined prices, whereas the mutual fund share classes are purchased and redeemed at the net asset value of a Multi-Class ETF Fund’s mutual fund class shares next determined after receipt of the order.

Due to the structural and operational differences between mutual funds and ETFs, shareholders of the mutual fund and ETF Class shares of a Multi-Class ETF Fund will have differing shareholder rights with respect to exchange privileges, how shares are purchased and redeemed, the timing of dividend declarations and payments, and the timing and ability to automatically reinvest dividends. For additional information regarding these differences, see the “Distributions and Taxes” and “Conversions” sections of the Fund’s Prospectus and the “Organization of the Funds” and “Creation and Redemptions of Creation Units” sections of the Statement of Additional Information (“SAI”). Because shareholders of each Fund have voting rights based on the number of shares owned (including fractional shares), and because the shareholders in the mutual fund classes may be able to reinvest dividends sooner than shareholders in the ETF Class, each mutual fund class shareholder could obtain more voting power than an ETF Class shareholder in the days immediately following an ex-dividend date.

In addition, because all of the classes of a Multi-Class ETF Fund represent interests in the same portfolio, transactions through one class could generate portfolio transaction costs and tax consequences for shareholders in other classes. For example, shareholders of the ETF Class of a Multi-Class ETF Fund (as opposed to shareholders of a standalone ETF) could experience greater portfolio transaction costs and taxable capital gains distributions as a result of shareholder purchases and redemptions through a mutual fund class, as well as costs due to cash drag associated with a Fund holding the cash necessary to satisfy redemptions of mutual fund class shares, which could negatively impact the ETF Class shares’ performance. At the same time, shareholders of all classes of a Multi-Class ETF Fund might benefit from cost savings and economies of scale to the extent that the multiple classes draw additional assets to the Multi-Class ETF Fund.

A Multi-Class ETF Fund also is required to comply with certain requirements of Rule 6c-11 under the 1940 Act, in order to permit ETF operations, which do not normally apply to a mutual fund. For example, a Multi-Class ETF Fund is required to provide daily transparency of the Fund’s holdings, which has the potential to make the Fund more susceptible to front running than a traditional mutual fund that provides less frequent public disclosure of portfolio holdings. Also, unlike a traditional mutual fund, a Multi-Class ETF Fund may not have the same flexibility to close the Fund to new purchases.

Semi-Annual Financial Statements | 83

Notes to Financial Statements, Continued

March 31, 2026 (Unaudited)

The use of this structure is subject to terms and conditions set forth in the Securities and Exchange Commission (“SEC”) exemptive order that are designed to ensure that Thornburg and the Board of Trustees of the Trust (the “Board”) consider these potential issues on an initial and ongoing basis. The conditions include that the Board, and a majority of the independent Trustees, approve (initially, and at least annually thereafter) the operation of a Multi-Class ETF Fund pursuant to a multiple-class plan, finding that the plan is in the best interests of each mutual fund class and the ETF Class individually, and in the best interests of the Multi-Class ETF Fund as a whole. Thornburg shall prepare written reports to assist the Board’s findings that contain information regarding, among other items, the potential and/or observed benefits and costs to each class individually and the Multi-Class ETF Fund as a whole due to the structure, the appropriateness of the Multi-Class ETF Fund’s investment strategy for the structure, and the potential and/or observed material conflicts of interest between the classes and/or material negative consequences resulting from the structure.

84 | Semi-Annual Financial Statements

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Semi-Annual Financial Statements | 85

Financial Highlights

Global Opportunities Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)+		NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF PERIOD
CLASS A SHARES(c)
2026(d)	$47.62	0.36		3.96	4.32	(0.48)	(2.46)	—	(2.94)	$49.00
2025	$39.69	1.03		8.84	9.87	(0.97)	(0.97)	—	(1.94)	$47.62
2024	$32.63	0.46		8.43	8.89	(0.63)	(1.20)	—	(1.83)	$39.69
2023	$27.76	0.67		5.35	6.02	(0.36)	(0.79)	—	(1.15)	$32.63
2022	$39.32	0.28		(6.80)	(6.52)	(0.49)	(4.55)	—	(5.04)	$27.76
2021	$31.69	0.53		9.40	9.93	— (f)	(2.30)	—	(2.30)	$39.32
CLASS C SHARES
2026(d)	$45.07	0.15		3.74	3.89	(0.06)	(2.46)	—	(2.52)	$46.44
2025	$37.55	0.71		8.36	9.07	(0.58)	(0.97)	—	(1.55)	$45.07
2024	$30.82	0.12		8.02	8.14	(0.21)	(1.20)	—	(1.41)	$37.55
2023	$26.21	0.40		5.06	5.46	(0.06)	(0.79)	—	(0.85)	$30.82
2022	$37.36	—	(g)	(6.41)	(6.41)	(0.19)	(4.55)	—	(4.74)	$26.21
2021	$30.44	0.22		9.00	9.22	—	(2.30)	—	(2.30)	$37.36
CLASS I SHARES
2026(d)	$47.92	0.43		3.98	4.41	(0.61)	(2.46)	—	(3.07)	$49.26
2025	$39.93	1.15		8.90	10.05	(1.09)	(0.97)	—	(2.06)	$47.92
2024	$32.82	0.59		8.45	9.04	(0.73)	(1.20)	—	(1.93)	$39.93
2023	$27.91	0.78		5.37	6.15	(0.45)	(0.79)	—	(1.24)	$32.82
2022	$39.49	0.39		(6.83)	(6.44)	(0.59)	(4.55)	—	(5.14)	$27.91
2021	$31.81	0.64		9.43	10.07	(0.09)	(2.30)	—	(2.39)	$39.49
CLASS R3 SHARES
2026(d)	$46.99	0.30		3.93	4.23	(0.37)	(2.46)	—	(2.83)	$48.39
2025	$39.17	0.94		8.75	9.69	(0.90)	(0.97)	—	(1.87)	$46.99
2024	$32.20	0.37		8.35	8.72	(0.55)	(1.20)	—	(1.75)	$39.17
2023	$27.37	0.61		5.28	5.89	(0.27)	(0.79)	—	(1.06)	$32.20
2022	$38.81	0.20		(6.69)	(6.49)	(0.40)	(4.55)	—	(4.95)	$27.37
2021	$31.38	0.42		9.31	9.73	—	(2.30)	—	(2.30)	$38.81
CLASS R4 SHARES
2026(d)	$47.19	0.36		3.90	4.26	(0.46)	(2.46)	—	(2.92)	$48.53
2025	$39.35	0.94		8.81	9.75	(0.94)	(0.97)	—	(1.91)	$47.19
2024	$32.36	0.40		8.38	8.78	(0.59)	(1.20)	—	(1.79)	$39.35
2023	$27.53	0.64		5.30	5.94	(0.32)	(0.79)	—	(1.11)	$32.36
2022	$39.01	0.24		(6.73)	(6.49)	(0.44)	(4.55)	—	(4.99)	$27.53
2021	$31.50	0.49		9.32	9.81	—	(2.30)	—	(2.30)	$39.01
CLASS R5 SHARES
2026(d)	$48.01	0.44		3.99	4.43	(0.62)	(2.46)	—	(3.08)	$49.36
2025	$40.00	1.16		8.91	10.07	(1.09)	(0.97)	—	(2.06)	$48.01
2024	$32.87	0.56		8.50	9.06	(0.73)	(1.20)	—	(1.93)	$40.00
2023	$27.95	0.79		5.37	6.16	(0.45)	(0.79)	—	(1.24)	$32.87
2022	$39.53	0.38		(6.83)	(6.45)	(0.58)	(4.55)	—	(5.13)	$27.95
2021	$31.84	0.61		9.47	10.08	(0.09)	(2.30)	—	(2.39)	$39.53
CLASS R6 SHARES
2026(d)	$48.17	0.45		4.02	4.47	(0.67)	(2.46)	—	(3.13)	$49.51
2025	$40.13	1.20		8.95	10.15	(1.14)	(0.97)	—	(2.11)	$48.17
2024	$32.97	0.63		8.51	9.14	(0.78)	(1.20)	—	(1.98)	$40.13
2023	$28.03	0.82		5.40	6.22	(0.49)	(0.79)	—	(1.28)	$32.97
2022	$39.64	0.44		(6.86)	(6.42)	(0.64)	(4.55)	—	(5.19)	$28.03
2021	$31.93	0.70		9.44	10.14	(0.13)	(2.30)	—	(2.43)	$39.64

(a)	Net investment income (loss) includes income from foreign withholding tax claims adjusted for IRS compliance fees and/or tax reclaim collection fees. Without these proceeds, the Net Investment Income (Loss) ratios would have been as follows:

	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6
2024	1.28%	0.34%	1.62%	1.03%	1.13%	1.54%	1.75%
2023	2.07%	1.28%	2.38%	1.91%	1.97%	2.41%	2.52%
2022	0.79%	(0.04)%	1.10%	0.56%	0.67%	1.08%	1.24%
2021	1.36%	0.57%	1.64%	1.10%	1.27%	1.60%	1.80%

See notes to financial statements.

86 | Semi-Annual Financial Statements

Financial Highlights, Continued

Global Opportunities Fund

	RATIOS TO AVERAGE NET ASSETS						SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)(a)		EXPENSES, AFTER EXPENSE REDUCTIONS (%)		EXPENSES, BEFORE EXPENSE REDUCTIONS (%)		TOTAL RETURN (%)(b)	PORTFOLIO TURNOVER RATE (%)(b)	NET ASSETS AT END OF PERIOD (THOUSANDS)

CLASS A SHARES(c)

2026(d)	1.47	(e)	1.30	(e)	1.30	(e)	9.72	9.36	$414,267
2025	2.57		1.29		1.33		26.48	15.07	$391,006
2024	1.29		1.30		1.34		28.68	14.91	$347,532
2023	2.09		1.29		1.33		21.93	17.07	$284,351
2022	0.83		1.29		1.35		(19.31)	26.92	$218,968
2021	1.42		1.27		1.31		32.82	25.48	$277,126
CLASS C SHARES
2026(d)	0.63	(e)	2.13	(e)	2.13	(e)	9.24	9.36	$25,642
2025	1.87		2.13		2.16		25.47	15.07	$22,337
2024	0.36		2.14		2.17		27.59	14.91	$27,358
2023	1.31		2.09		2.13		20.99	17.07	$39,916
2022	—	(h)	2.06		2.11		(19.94)	26.92	$63,994
2021	0.63		2.04		2.08		31.77	25.48	$112,420
CLASS I SHARES
2026(d)	1.76	(e)	0.99	(e)	1.03	(e)	9.86	9.36	$1,123,142
2025	2.84		0.99		1.07		26.89	15.07	$966,053
2024	1.64		0.99		1.08		29.05	14.91	$829,383
2023	2.41		0.99		1.06		22.32	17.07	$626,942
2022	1.14		0.99		1.06		(19.06)	26.92	$446,228
2021	1.69		0.99		1.06		33.17	25.48	$605,581
CLASS R3 SHARES
2026(d)	1.25	(e)	1.50	(e)	2.29	(e)	9.62	9.36	$3,231
2025	2.38		1.50		2.42		26.29	15.07	$2,955
2024	1.05		1.50		2.49		28.47	14.91	$2,833
2023	1.94		1.50		2.43		21.76	17.07	$2,761
2022	0.61		1.50		2.40		(19.47)	26.92	$2,639
2021	1.15		1.50		2.07		32.48	25.48	$3,776
CLASS R4 SHARES
2026(d)	1.48	(e)	1.34	(e)	1.74	(e)	9.67	9.36	$8,233
2025	2.36		1.40		2.01		26.38	15.07	$6,303
2024	1.15		1.40		2.15		28.53	14.91	$4,931
2023	2.00		1.40		2.10		21.82	17.07	$5,023
2022	0.72		1.40		2.09		(19.37)	26.92	$4,573
2021	1.32		1.40		1.83		32.62	25.48	$6,177
CLASS R5 SHARES
2026(d)	1.79	(e)	0.99	(e)	1.20	(e)	9.87	9.36	$30,623
2025	2.86		0.99		1.31		26.88	15.07	$21,600
2024	1.56		0.99		1.35		29.06	14.91	$18,134
2023	2.43		0.99		1.20		22.32	17.07	$17,592
2022	1.12		0.99		1.38		(19.06)	26.92	$15,512
2021	1.64		0.99		1.36		33.18	25.48	$20,673
CLASS R6 SHARES
2026(d)	1.84	(e)	0.86	(e)	0.96	(e)	9.94	9.36	$127,085
2025	2.94		0.85		1.00		27.06	15.07	$110,386
2024	1.77		0.85		1.01		29.25	14.91	$75,852
2023	2.54		0.85		1.02		22.50	17.07	$57,844
2022	1.28		0.85		1.03		(18.95)	26.92	$47,300
2021	1.85		0.85		1.00		33.32	25.48	$57,072

(b)	Not annualized for periods less than one year.
(c)	Sales loads are not reflected in computing total return.
(d)	Unaudited six-month period ended March 31.
(e)	Annualized.
(f)	Dividends From Net Investment Income was less than 0.01.
(g)	Net investment income (loss) was less than $0.01 per share.
(h)	Net investment income (loss) was less than 0.01%.
+	Based on weighted average shares outstanding.

Semi-Annual Financial Statements | 87

Financial Highlights

International Equity Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF PERIOD
CLASS A SHARES(d)
2026(e)	$32.05	0.11	2.22	2.33	(0.40)	(0.75)	—	(1.15)	$33.23
2025	$29.04	0.43	4.31	4.74	(0.42)	(1.31)	—	(1.73)	$32.05
2024	$22.51	0.46	6.61	7.07	(0.44)	(0.10)	—	(0.54)	$29.04
2023	$18.19	0.38	4.30	4.68	(0.36)	—	—	(0.36)	$22.51
2022	$28.75	0.29	(7.15)	(6.86)	(0.27)	(3.43)	—	(3.70)	$18.19
2021	$24.78	0.31	4.49	4.80	(0.06)	(0.77)	—	(0.83)	$28.75
CLASS C SHARES
2026(e)	$27.08	(0.02)	1.86	1.84	(0.22)	(0.75)	—	(0.97)	$27.95
2025	$24.78	0.14	3.66	3.80	(0.19)	(1.31)	—	(1.50)	$27.08
2024	$19.24	0.18	5.67	5.85	(0.21)	(0.10)	—	(0.31)	$24.78
2023	$15.61	0.15	3.69	3.84	(0.21)	—	—	(0.21)	$19.24
2022	$25.20	0.11	(6.13)	(6.02)	(0.14)	(3.43)	—	(3.57)	$15.61
2021	$21.91	0.06	4.00	4.06	—	(0.77)	—	(0.77)	$25.20
CLASS I SHARES
2026(e)	$33.55	0.16	2.32	2.48	(0.49)	(0.75)	—	(1.24)	$34.79
2025	$30.31	0.59	4.46	5.05	(0.50)	(1.31)	—	(1.81)	$33.55
2024	$23.46	0.56	6.88	7.44	(0.49)	(0.10)	—	(0.59)	$30.31
2023	$18.98	0.44	4.48	4.92	(0.44)	—	—	(0.44)	$23.46
2022	$29.88	0.41	(7.47)	(7.06)	(0.41)	(3.43)	—	(3.84)	$18.98
2021	$25.70	0.39	4.68	5.07	(0.12)	(0.77)	—	(0.89)	$29.88
CLASS R3 SHARES
2026(e)	$31.97	0.06	2.22	2.28	(0.34)	(0.75)	—	(1.09)	$33.16
2025	$28.97	0.38	4.30	4.68	(0.37)	(1.31)	—	(1.68)	$31.97
2024	$22.44	0.41	6.60	7.01	(0.38)	(0.10)	—	(0.48)	$28.97
2023	$18.17	0.32	4.29	4.61	(0.34)	—	—	(0.34)	$22.44
2022	$28.75	0.27	(7.16)	(6.89)	(0.26)	(3.43)	—	(3.69)	$18.17
2021	$24.77	0.23	4.52	4.75	—	(0.77)	—	(0.77)	$28.75
CLASS R4 SHARES
2026(e)	$31.66	0.11	2.19	2.30	(0.40)	(0.75)	—	(1.15)	$32.81
2025	$28.72	0.43	4.24	4.67	(0.42)	(1.31)	—	(1.73)	$31.66
2024	$22.25	0.45	6.55	7.00	(0.43)	(0.10)	—	(0.53)	$28.72
2023	$18.03	0.36	4.25	4.61	(0.39)	—	—	(0.39)	$22.25
2022	$28.56	0.32	(7.10)	(6.78)	(0.32)	(3.43)	—	(3.75)	$18.03
2021	$24.60	0.28	4.49	4.77	(0.04)	(0.77)	—	(0.81)	$28.56
CLASS R5 SHARES
2026(e)	$33.50	0.15	2.33	2.48	(0.47)	(0.75)	—	(1.22)	$34.76
2025	$30.27	0.51	4.52	5.03	(0.49)	(1.31)	—	(1.80)	$33.50
2024	$23.43	0.55	6.88	7.43	(0.49)	(0.10)	—	(0.59)	$30.27
2023	$18.96	0.44	4.47	4.91	(0.44)	—	—	(0.44)	$23.43
2022	$29.84	0.39	(7.44)	(7.05)	(0.40)	(3.43)	—	(3.83)	$18.96
2021	$25.66	0.38	4.67	5.05	(0.10)	(0.77)	—	(0.87)	$29.84
CLASS R6 SHARES
2026(e)	$33.37	0.19	2.30	2.49	(0.53)	(0.75)	—	(1.28)	$34.58
2025	$30.16	0.61	4.45	5.06	(0.54)	(1.31)	—	(1.85)	$33.37
2024	$23.34	0.62	6.84	7.46	(0.54)	(0.10)	—	(0.64)	$30.16
2023	$18.89	0.48	4.46	4.94	(0.49)	—	—	(0.49)	$23.34
2022	$29.75	0.45	(7.43)	(6.98)	(0.45)	(3.43)	—	(3.88)	$18.89
2021	$25.59	0.44	4.65	5.09	(0.16)	(0.77)	—	(0.93)	$29.75

(a)	Net investment income (loss) includes income from foreign withholding tax claims adjusted for IRS compliance fees and/or tax reclaim collection fees. Without these proceeds, the Net Investment Income (Loss) ratios would have been as follows:

	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6
2025	1.60%	0.66%	2.03%	1.40%	1.62%	1.80%	2.13%
2024	1.60%	0.63%	1.90%	1.41%	1.61%	1.86%	2.11%
2023	1.77%	0.87%	1.99%	1.51%	1.72%	1.98%	2.18%
2022	1.20%	0.52%	1.61%	1.11%	1.32%	1.53%	1.80%
2021	0.99%	0.16%	1.23%	0.71%	0.90%	1.18%	1.40%

See notes to financial statements.

88 | Semi-Annual Financial Statements

Financial Highlights, Continued

International Equity Fund

	RATIOS TO AVERAGE NET ASSETS						SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)(a)		EXPENSES, AFTER EXPENSE REDUCTIONS (%)(b)		EXPENSES, BEFORE EXPENSE REDUCTIONS (%)		TOTAL RETURN (%)(c)	PORTFOLIO TURNOVER RATE (%)(c)	NET ASSETS AT END OF PERIOD (THOUSANDS)

CLASS A SHARES(d)

2026(e)	0.64	(f)	1.15	(f)	1.22	(f)	7.53	9.92	$488,224
2025	1.53		1.16		1.24		17.96	28.49	$469,430
2024	1.81		1.22		1.33		31.94	45.47	$432,976
2023	1.68		1.10		1.23		25.83	43.13	$371,073
2022	1.25		1.30		1.38		(27.88)	48.88	$339,638
2021	1.07		1.58		1.58		19.66	42.85	$543,262

CLASS C SHARES

2026(e)	(0.16	)(f)	1.95	(f)	2.03	(f)	7.08	9.92	$12,230
2025	0.58		2.05		2.14		16.94	28.49	$10,960
2024	0.83		2.11		2.22		30.76	45.47	$10,055
2023	0.77		1.98		2.12		24.70	43.13	$12,360
2022	0.56		1.96		2.05		(28.38)	48.88	$13,978
2021	0.24		2.26		2.26		18.83	42.85	$27,189

CLASS I SHARES

2026(e)	0.92	(f)	0.89	(f)	0.93	(f)	7.67	9.92	$3,432,446
2025	1.98		0.87		0.96		18.32	28.49	$2,967,479
2024	2.11		0.93		1.04		32.37	45.47	$1,747,826
2023	1.90		0.88		1.01		26.09 (g)	43.13	$1,390,996
2022	1.66		0.90		1.00		(27.64)	48.88	$1,254,672
2021	1.32		1.24		1.24		20.05	42.85	$2,000,723

CLASS R3 SHARES

2026(e)	0.40	(f)	1.37	(f)	1.57	(f)	7.39	9.92	$141,622
2025	1.33		1.36		1.63		17.74	28.49	$144,188
2024	1.62		1.42		1.73		31.71	45.47	$128,725
2023	1.42		1.36		1.71		25.47	43.13	$110,275
2022	1.16		1.40		1.70		(27.97)	48.88	$100,783
2021	0.80		1.75		1.91		19.46	42.85	$157,724

CLASS R4 SHARES

2026(e)	0.67	(f)	1.16	(f)	1.36	(f)	7.52	9.92	$129,072
2025	1.55		1.16		1.42		17.95	28.49	$109,321
2024	1.82		1.22		1.54		31.98	45.47	$93,021
2023	1.62		1.16		1.48		25.68	43.13	$82,599
2022	1.37		1.19		1.50		(27.81)	48.88	$69,822
2021	0.99		1.55		1.70		19.69	42.85	$104,735

CLASS R5 SHARES

2026(e)	0.88	(f)	0.90	(f)	1.17	(f)	7.66	9.92	$100,091
2025	1.73		0.90		1.17		18.29	28.49	$94,843
2024	2.07		0.96		1.24		32.29	45.47	$117,461
2023	1.90		0.90		1.23		26.03	43.13	$101,451
2022	1.57		0.94		1.28		(27.60)	48.88	$86,468
2021	1.26		1.29		1.46		19.97	42.85	$160,007

CLASS R6 SHARES

2026(e)	1.13	(f)	0.71	(f)	0.85	(f)	7.76	9.92	$815,549
2025	2.07		0.70		0.88		18.52	28.49	$600,774
2024	2.34		0.76		0.97		32.58	45.47	$439,072
2023	2.09		0.70		0.94		26.29	43.13	$294,974
2022	1.85		0.73		0.92		(27.47)	48.88	$243,442
2021	1.49		1.09		1.18		20.21	42.85	$331,621

(b)	Net expenses include tax reclaim collection fees that are excluded from the expense limitation agreement. If such expenses and fees had not occurred, the Expenses After Expense Reductions ratios for 2024 would have been: Class A, 1.17%; Class C, 2.06%; Class I, 0.87%; Class R3, 1.36%; Class R4, 1.16%; Class R5, 0.90%; Class R6, 0.70% and 2021 would have been: Class A, 1.25%; Class C, 1.96%; Class I, 0.94%; Class R3, 1.45%; Class R4, 1.25%; Class R5, 0.99%; Class R6, 0.79%.
(c)	Not annualized for periods less than one year.
(d)	Sales loads are not reflected in computing total return.
(e)	Unaudited six-month period ended March 31.
(f)	Annualized.
(g)	The total return based on the NAV which reflects adjustments in accordance with U.S. GAAP is 26.15%.
+	Based on weighted average shares outstanding.

Semi-Annual Financial Statements | 89

Financial Highlights

Better World International Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF PERIOD

CLASS A SHARES(c)

2026(d)	$21.19	0.03	0.07	0.10	(0.24)	—	—	(0.24)	$21.05
2025	$19.32	0.20	1.81	2.01	(0.14)	—	—	(0.14)	$21.19
2024	$16.10	0.15	3.25	3.40	(0.18)	—	—	(0.18)	$19.32
2023	$13.48	0.14	2.52	2.66	(0.04)	—	—	(0.04)	$16.10
2022	$21.46	0.06	(5.18)	(5.12)	—	(2.86)	—	(2.86)	$13.48
2021	$15.66	0.01	5.79	5.80	—	—	—	—	$21.46

CLASS C SHARES

2026(d)	$20.50	(0.05)	0.07	0.02	(0.07)	—	—	(0.07)	$20.45
2025	$18.70	0.03	1.77	1.80	—	—	—	—	$20.50
2024	$15.59	0.02	3.15	3.17	(0.06)	—	—	(0.06)	$18.70
2023	$13.11	0.02	2.46	2.48	—	—	—	—	$15.59
2022	$21.08	(0.07)	(5.04)	(5.11)	—	(2.86)	—	(2.86)	$13.11
2021	$15.51	(0.15)	5.72	5.57	—	—	—	—	$21.08

CLASS I SHARES

2026(d)	$21.88	0.09	0.06	0.15	(0.34)	—	—	(0.34)	$21.69
2025	$19.97	0.29	1.88	2.17	(0.26)	—	—	(0.26)	$21.88
2024	$16.64	0.25	3.35	3.60	(0.27)	—	—	(0.27)	$19.97
2023	$13.93	0.24	2.61	2.85	(0.14)	—	—	(0.14)	$16.64
2022	$22.03	0.15	(5.34)	(5.19)	(0.05)	(2.86)	—	(2.91)	$13.93
2021	$16.06	0.11	5.93	6.04	(0.07)	—	—	(0.07)	$22.03

(a)	Net investment income (loss) includes income from foreign withholding tax claims adjusted for IRS compliance fees and/or tax reclaim collection fees. Without these proceeds, the Net Investment Income (Loss) ratios would have been as follows:

	Class A	Class C	Class I
2024	0.87%	0.13%	1.41%
2023	0.85%	0.12%	1.42%
2022	0.32%	(0.43)%	0.88%
2021	0.04%	(0.78)%	0.51%

(b)	Not annualized for periods less than one year.
(c)	Sales loads are not reflected in computing total return.
(d)	Unaudited six-month period ended March 31.
(e)	Annualized.
(f)	The total return based on the NAV which reflects adjustments in accordance with U.S. GAAP is 0.41%.
(g)	The total return based on the NAV which reflects adjustments in accordance with U.S. GAAP is 10.57%.
+	Based on weighted average shares outstanding.

See notes to financial statements.

90 | Semi-Annual Financial Statements

Financial Highlights, Continued

Better World International Fund

	RATIOS TO AVERAGE NET ASSETS						SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)(a)		EXPENSES, AFTER EXPENSE REDUCTIONS (%)		EXPENSES, BEFORE EXPENSE REDUCTIONS (%)		TOTAL RETURN (%)(b)	PORTFOLIO TURNOVER RATE (%)(b)	NET ASSETS AT END OF PERIOD (THOUSANDS)

CLASS A SHARES(c)

2026(d)	0.30	(e)	1.39	(e)	1.52	(e)	0.46 (f)	34.41	$39,836
2025	1.02		1.41		1.56		10.51 (g)	39.30	$39,870
2024	0.89		1.44		1.58		21.27	60.57	$38,159
2023	0.87		1.46		1.60		19.79	80.23	$40,587
2022	0.34		1.47		1.58		(27.93)	140.89	$33,050
2021	0.05		1.57		1.57		37.04	119.96	$40,287

CLASS C SHARES

2026(d)	(0.43	)(e)	2.11	(e)	2.56	(e)	0.09	34.41	$4,927
2025	0.17		2.19		2.62		9.64	39.30	$5,387
2024	0.15		2.19		2.55		20.42	60.57	$6,575
2023	0.14		2.19		2.82		18.92	80.23	$6,177
2022	(0.42)		2.24		2.50		(28.44)	140.89	$4,391
2021	(0.77)		2.38		2.85		35.91	119.96	$5,597

CLASS I SHARES

2026(d)	0.78	(e)	0.90	(e)	1.20	(e)	0.65	34.41	$424,360
2025	1.48		0.90		1.24		11.09	39.30	$462,577
2024	1.42		0.90		1.24		21.90	60.57	$525,322
2023	1.44		0.90		1.26		20.49	80.23	$513,331
2022	0.89		0.96		1.25		(27.54)	140.89	$346,395
2021	0.53		1.09		1.21		37.72	119.96	$302,026

Semi-Annual Financial Statements | 91

Financial Highlights

International Growth Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF PERIOD

CLASS A SHARES(d)

2026(e)	$25.53	(0.10)	(1.24)	(1.34)	—	(0.23)	—	(0.23)	$23.96
2025	$27.10	(0.02)	0.35	0.33	(0.01)	(1.89)	—	(1.90)	$25.53
2024	$21.59	0.03	5.53	5.56	(0.05)	—	—	(0.05)	$27.10
2023	$18.22	0.02	3.41	3.43	(0.06)	—	—	(0.06)	$21.59
2022	$30.27	0.03	(10.09)	(10.06)	—	(1.99)	—	(1.99)	$18.22
2021	$28.37	(0.09)	2.37	2.28	—	(0.38)	—	(0.38)	$30.27

CLASS C SHARES

2026(e)	$22.09	(0.21)	(1.05)	(1.26)	—	(0.23)	—	(0.23)	$20.60
2025	$23.95	(0.25)	0.28	0.03	—	(1.89)	—	(1.89)	$22.09
2024	$19.22	(0.20)	4.93	4.73	—	—	—	—	$23.95
2023	$16.33	(0.16)	3.05	2.89	—	—	—	—	$19.22
2022	$27.55	(0.17)	(9.06)	(9.23)	—	(1.99)	—	(1.99)	$16.33
2021	$26.06	(0.31)	2.18	1.87	—	(0.38)	—	(0.38)	$27.55

CLASS I SHARES

2026(e)	$26.65	(0.06)	(1.29)	(1.35)	(0.05)	(0.23)	—	(0.28)	$25.02
2025	$28.20	0.06	0.38	0.44	(0.10)	(1.89)	—	(1.99)	$26.65
2024	$22.46	0.12	5.77	5.89	(0.15)	—	—	(0.15)	$28.20
2023	$18.97	0.11	3.53	3.64	(0.15)	—	—	(0.15)	$22.46
2022	$31.32	0.12	(10.48)	(10.36)	—	(1.99)	—	(1.99)	$18.97
2021	$29.27	(0.01)	2.44	2.43	—	(0.38)	—	(0.38)	$31.32

CLASS R3 SHARES

2026(e)	$25.01	(0.12)	(1.20)	(1.32)	—	(0.23)	—	(0.23)	$23.46
2025	$26.61	(0.06)	0.35	0.29	—	(1.89)	—	(1.89)	$25.01
2024	$21.21	— (g)	5.43	5.43	(0.03)	—	—	(0.03)	$26.61
2023	$17.90	(0.01)	3.35	3.34	(0.03)	—	—	(0.03)	$21.21
2022	$29.80	— (g)	(9.91)	(9.91)	—	(1.99)	—	(1.99)	$17.90
2021	$28.01	(0.16)	2.33	2.17	—	(0.38)	—	(0.38)	$29.80

CLASS R4 SHARES

2026(e)	$25.24	(0.11)	(1.21)	(1.32)	—	(0.23)	—	(0.23)	$23.69
2025	$26.83	(0.03)	0.34	0.31	(0.01)	(1.89)	—	(1.90)	$25.24
2024	$21.38	0.01	5.49	5.50	(0.05)	—	—	(0.05)	$26.83
2023	$18.06	0.02	3.37	3.39	(0.07)	—	—	(0.07)	$21.38
2022	$30.02	0.03	(10.00)	(9.97)	—	(1.99)	—	(1.99)	$18.06
2021	$28.18	(0.13)	2.35	2.22	—	(0.38)	—	(0.38)	$30.02

CLASS R5 SHARES

2026(e)	$26.75	(0.06)	(1.29)	(1.35)	(0.05)	(0.23)	—	(0.28)	$25.12
2025	$28.29	0.06	0.38	0.44	(0.09)	(1.89)	—	(1.98)	$26.75
2024	$22.53	0.11	5.78	5.89	(0.13)	—	—	(0.13)	$28.29
2023	$19.03	0.11	3.55	3.66	(0.16)	—	—	(0.16)	$22.53
2022	$31.41	0.12	(10.51)	(10.39)	—	(1.99)	—	(1.99)	$19.03
2021	$29.35	(0.01)	2.45	2.44	—	(0.38)	—	(0.38)	$31.41

CLASS R6 SHARES

2026(e)	$26.88	(0.05)	(1.29)	(1.34)	(0.08)	(0.23)	—	(0.31)	$25.23
2025	$28.43	0.10	0.37	0.47	(0.13)	(1.89)	—	(2.02)	$26.88
2024	$22.65	0.16	5.79	5.95	(0.17)	—	—	(0.17)	$28.43
2023	$19.13	0.14	3.56	3.70	(0.18)	—	—	(0.18)	$22.65
2022	$31.54	0.15	(10.57)	(10.42)	—	(1.99)	—	(1.99)	$19.13
2021	$29.44	0.02	2.46	2.48	—	(0.38)	—	(0.38)	$31.54

(a)	Net investment income (loss) includes income from foreign withholding tax claims adjusted for IRS compliance fees and/or tax reclaim collection fees. Without these proceeds, the Net Investment Income (Loss) ratios would have been as follows:

	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6
2026	(0.85)%	(1.91)%	(0.48)%	(1.00)%	(0.91)%	(0.48)%	(0.39)%
2024	0.09%	(0.93)%	0.46%	(0.02)%	0.02%	0.42%	0.58%
2023	0.08%	(0.83)%	0.45%	(0.05)%	0.05%	0.48%	0.58%
2022	0.08%	(0.83)%	0.42%	(0.06)%	0.07%	0.44%	0.56%
2021	(0.37)	(1.18)	(0.10)	(0.60)	(0.51)	(0.11)	(0.02)

See notes to financial statements.

92 | Semi-Annual Financial Statements

Financial Highlights, Continued

International Growth Fund

	RATIOS TO AVERAGE NET ASSETS						SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)(a)		EXPENSES, AFTER EXPENSE REDUCTIONS (%)(b)		EXPENSES, BEFORE EXPENSE REDUCTIONS (%)		TOTAL RETURN (%)(c)	PORTFOLIO TURNOVER RATE (%)(c)	NET ASSETS AT END OF PERIOD (THOUSANDS)

CLASS A SHARES(d)

2026(e)	(0.82	)(f)	1.35	(f)	1.37	(f)	(5.23)	23.90	$70,561
2025	(0.08)		1.36		1.40		1.96	28.90	$88,769
2024	0.11		1.37		1.38		25.81	44.57	$92,101
2023	0.10		1.37		1.38		18.82	37.24	$86,983
2022	0.13		1.36		1.36		(35.72)	63.54	$86,145
2021	(0.29)		1.27		1.27		8.07	34.41	$154,613

CLASS C SHARES

2026(e)	(1.89	)(f)	2.38	(f)	2.76	(f)	(5.69)	23.90	$2,245
2025	(1.19)		2.38		2.59		0.90	28.90	$4,030
2024	(0.91)		2.36		2.37		24.61	44.57	$6,985
2023	(0.81)		2.27		2.28		17.70	37.24	$8,572
2022	(0.78)		2.22		2.23		(36.27)	63.54	$10,939
2021	(1.10)		2.07		2.07		7.21	34.41	$27,864

CLASS I SHARES

2026(e)	(0.45	)(f)	0.99	(f)	1.09	(f)	(5.06)	23.90	$468,569
2025	0.24		0.99		1.10		2.36	28.90	$528,819
2024	0.48		0.99		1.04		26.30	44.57	$673,335
2023	0.47		0.99		1.06		19.23	37.24	$627,050
2022	0.47		0.99		1.06		(35.47)	63.54	$724,495
2021	(0.02)		1.00		1.00		8.34	34.41	$1,584,102

CLASS R3 SHARES

2026(e)	(0.97	)(f)	1.50	(f)	2.37	(f)	(5.26)	23.90	$2,884
2025	(0.26)		1.50		2.36		1.85	28.90	$3,716
2024	(0.01)		1.50		2.18		25.63	44.57	$4,771
2023	(0.03)		1.50		2.25		18.69	37.24	$4,508
2022	(0.01)		1.50		2.29		(35.79)	63.54	$4,340
2021	(0.52)		1.51		1.89		7.78	34.41	$7,643

CLASS R4 SHARES

2026(e)	(0.89	)(f)	1.36	(f)	2.52	(f)	(5.21)	23.90	$2,885
2025	(0.14)		1.40		2.12		1.89	28.90	$5,370
2024	0.04		1.40		2.04		25.77	44.57	$7,103
2023	0.08		1.40		2.01		18.78	37.24	$7,083
2022	0.12		1.40		2.00		(35.72)	63.54	$6,670
2021	(0.42)		1.41		1.63		7.91	34.41	$9,903

CLASS R5 SHARES

2026(e)	(0.45	)(f)	0.99	(f)	1.64	(f)	(5.04)	23.90	$4,512
2025	0.22		0.99		1.76		2.34	28.90	$4,947
2024	0.44		0.99		1.57		26.24	44.57	$6,387
2023	0.50		0.99		1.38		19.25	37.24	$12,979
2022	0.49		0.99		1.45		(35.46)	63.54	$21,233
2021	(0.02)		1.00		1.27		8.35	34.41	$36,396

CLASS R6 SHARES

2026(e)	(0.36	)(f)	0.90	(f)	1.02	(f)	(4.99)	23.90	$78,913
2025	0.37		0.89		1.04		2.45	28.90	$89,120
2024	0.60		0.89		1.02		26.39	44.57	$90,922
2023	0.60		0.89		1.02		19.38	37.24	$73,130
2022	0.61		0.89		1.01		(35.41)	63.54	$66,867
2021	0.06		0.90		0.96		8.46	34.41	$107,884

(b)	Net expenses include tax reclaim collection fees that are excluded from the expense limitation agreement. If such expenses and fees had not occurred, the Expenses After Expense Reductions ratios for 2021 would have been: Class A, 1.26%; Class C, 2.07%; Class I, 0.99%; Class R3, 1.50%; Class R4, 1.40%; Class R5, 0.99%; Class R6, 0.89%.
(c)	Not annualized for periods less than one year.
(d)	Sales loads are not reflected in computing total return.
(e)	Unaudited six-month period ended March 31.
(f)	Annualized.
(g)	Net investment income (loss) was less than $0.01 per share.
+	Based on weighted average shares outstanding.

Semi-Annual Financial Statements | 93

Financial Highlights

Developing World Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF PERIOD

CLASS A SHARES(d)

2026(e)	$25.94	0.04	1.63	1.67	(0.84)	—	—	(0.84)	$26.77
2025	$22.92	0.24	3.30	3.54	(0.52)	—	—	(0.52)	$25.94
2024	$19.68	0.07	3.51	3.58	(0.34)	—	—	(0.34)	$22.92
2023	$18.43	0.18	1.34	1.52	(0.27)	—	—	(0.27)	$19.68
2022	$27.58	0.39	(9.54)	(9.15)	—	—	—	—	$18.43
2021	$22.92	— (h)	4.66	4.66	—	—	—	—	$27.58

CLASS C SHARES

2026(e)	$24.30	(0.08)	1.53	1.45	(0.60)	—	—	(0.60)	$25.15
2025	$21.45	0.03	3.12	3.15	(0.30)	—	—	(0.30)	$24.30
2024	$18.40	(0.10)	3.27	3.17	(0.12)	—	—	(0.12)	$21.45
2023	$17.18	0.01	1.26	1.27	(0.05)	—	—	(0.05)	$18.40
2022	$25.93	0.14	(8.89)	(8.75)	—	—	—	—	$17.18
2021	$21.71	(0.21)	4.43	4.22	—	—	—	—	$25.93

CLASS I SHARES

2026(e)	$26.64	0.10	1.65	1.75	(0.94)	—	—	(0.94)	$27.45
2025	$23.54	0.34	3.39	3.73	(0.63)	—	—	(0.63)	$26.64
2024	$20.21	0.17	3.59	3.76	(0.43)	—	—	(0.43)	$23.54
2023	$18.93	0.27	1.37	1.64	(0.36)	—	—	(0.36)	$20.21
2022	$28.22	0.50	(9.79)	(9.29)	—	—	—	—	$18.93
2021	$23.40	0.10	4.76	4.86	(0.04)	—	—	(0.04)	$28.22

CLASS R5 SHARES

2026(e)	$26.55	0.10	1.64	1.74	(0.94)	—	—	(0.94)	$27.35
2025	$23.46	0.34	3.38	3.72	(0.63)	—	—	(0.63)	$26.55
2024	$20.15	0.17	3.57	3.74	(0.43)	—	—	(0.43)	$23.46
2023	$18.87	0.27	1.37	1.64	(0.36)	—	—	(0.36)	$20.15
2022	$28.12	0.48	(9.73)	(9.25)	—	—	—	—	$18.87
2021	$23.33	0.10	4.73	4.83	(0.04)	—	—	(0.04)	$28.12

CLASS R6 SHARES

2026(e)	$26.71	0.11	1.67	1.78	(0.98)	—	—	(0.98)	$27.51
2025	$23.60	0.30	3.46	3.76	(0.65)	—	—	(0.65)	$26.71
2024	$20.26	0.20	3.59	3.79	(0.45)	—	—	(0.45)	$23.60
2023	$18.98	0.29	1.37	1.66	(0.38)	—	—	(0.38)	$20.26
2022	$28.26	0.52	(9.80)	(9.28)	—	—	—	—	$18.98
2021	$23.43	0.12	4.78	4.90	(0.07)	—	—	(0.07)	$28.26

(a)	Net investment income (loss) includes income from foreign withholding tax claims adjusted for IRS compliance fees and/or tax reclaim collection fees. Without these proceeds, the Net Investment Income (Loss) ratios would have been as follows:

	Class A	Class C	Class I	Class R5	Class R6
2022	1.63%	0.61%	2.06%	1.94%	2.14%
2021	(0.02)%	(0.82)%	0.33%	0.34%	0.42%

(b)	Net expenses include tax reclaim collection fees that are excluded from the expense limitation agreement. If such expenses and fees had not occurred, the Expenses After Expense Reductions ratios for 2021 would have been: Class A, 1.43%; Class C, 2.19%; Class I, 1.09%; Class R5, 1.09%; Class R6, 0.99%.
(c)	Not annualized for periods less than one year.
(d)	Sales loads are not reflected in computing total return.
(e)	Unaudited six-month period ended March 31.
(f)	Annualized.
(g)	The total return based on the NAV which reflects adjustments in accordance with U.S. GAAP is 18.40% for 2024 and 15.92% for 2025.
(h)	Net investment income (loss) was less than $0.01 per share.
(i)	The total return based on the NAV which reflects adjustments in accordance with U.S. GAAP is 19.44%.
+	Based on weighted average shares outstanding.

See notes to financial statements.

94 | Semi-Annual Financial Statements

Financial Highlights, Continued

Developing World Fund

	RATIOS TO AVERAGE NET ASSETS						SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)(a)		EXPENSES, AFTER EXPENSE REDUCTIONS (%)(b)		EXPENSES, BEFORE EXPENSE REDUCTIONS (%)		TOTAL RETURN (%)(c)	PORTFOLIO TURNOVER RATE (%)(c)	NET ASSETS AT END OF PERIOD (THOUSANDS)

CLASS A SHARES(d)

2026(e)	0.28	(f)	1.44	(f)	1.56	(f)	6.60	14.98	$72,304
2025	1.05		1.45		1.61		15.97 (g)	46.93	$73,995
2024	0.36		1.47		1.62		18.35 (g)	90.88	$76,267
2023	0.87		1.45		1.60		8.24	37.64	$83,389
2022	1.63		1.44		1.54		(33.18)	68.24	$87,897
2021	(0.01)		1.43		1.43		20.33	61.50	$131,471

CLASS C SHARES

2026(e)	(0.62	)(f)	2.33	(f)	2.63	(f)	6.11	14.98	$5,565
2025	0.16		2.33		2.71		14.94	46.93	$6,350
2024	(0.53)		2.33		2.54		17.31	90.88	$7,493
2023	0.04		2.27		2.42		7.36	37.64	$11,621
2022	0.62		2.26		2.36		(33.74)	68.24	$17,044
2021	(0.81)		2.19		2.19		19.49 (i)	61.50	$40,933

CLASS I SHARES

2026(e)	0.69	(f)	1.04	(f)	1.24	(f)	6.78	14.98	$470,786
2025	1.44		1.04		1.34		16.43	46.93	$466,106
2024	0.78		1.04		1.29		18.92	90.88	$519,163
2023	1.31		1.04		1.28		8.66	37.64	$802,285
2022	2.07		1.06		1.23		(32.92)	68.24	$772,911
2021	0.34		1.09		1.15		20.78	61.50	$925,280

CLASS R5 SHARES

2026(e)	0.71	(f)	1.04	(f)	2.08	(f)	6.77	14.98	$2,063
2025	1.47		1.04		2.08		16.42	46.93	$3,009
2024	0.80		1.04		2.04		18.88	90.88	$3,380
2023	1.31		1.04		2.05		8.69	37.64	$3,206
2022	1.94		1.06		2.15		(32.89)	68.24	$2,403
2021	0.35		1.09		1.70		20.72	61.50	$4,157

CLASS R6 SHARES

2026(e)	0.79	(f)	0.94	(f)	1.21	(f)	6.85	14.98	$35,989
2025	1.30		0.94		1.27		16.54	46.93	$34,827
2024	0.91		0.94		1.24		19.04	90.88	$68,459
2023	1.40		0.94		1.24		8.75	37.64	$60,741
2022	2.14		0.96		1.20		(32.84)	68.24	$54,406
2021	0.43		0.99		1.11		20.90	61.50	$78,006

Semi-Annual Financial Statements | 95

Financial Highlights

American Opportunities Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF PERIOD

CLASS A SHARES(d)

2026(e)	$79.68	(0.23)	1.70	1.47	—	—	—	—	$81.15
2025	$77.15	(0.44)	2.97	2.53	—	—	—	—	$79.68
2024	$60.68	(0.39)	16.86	16.47	—	—	—	—	$77.15
2023	$55.35	(0.24)	5.60	5.36	(0.03)	—	—	(0.03)	$60.68
2022	$97.60	(0.27)	(15.33)	(15.60)	(0.30)	(26.35)	—	(26.65)	$55.35
2021	$74.81	(0.05)	22.84	22.79	—	—	—	—	$97.60

CLASS C SHARES

2026(e)	$66.15	(0.47)	1.42	0.95	—	—	—	—	$67.10
2025	$64.66	(1.00)	2.49	1.49	—	—	—	—	$66.15
2024	$51.36	(0.88)	14.18	13.30	—	—	—	—	$64.66
2023	$47.29	(0.70)	4.77	4.07	—	—	—	—	$51.36
2022	$87.40	(0.81)	(12.95)	(13.76)	—	(26.35)	—	(26.35)	$47.29
2021	$67.54	(0.71)	20.57	19.86	—	—	—	—	$87.40

CLASS ETF SHARES(h)

2026(e)	$80.00	—	— (i)	—	—	—	—	—	$80.00

CLASS I SHARES

2026(e)	$84.18	(0.07)	1.80	1.73	—	—	—	—	$85.91
2025	$81.16	(0.12)	3.14	3.02	—	—	—	—	$84.18
2024	$63.56	(0.10)	17.70	17.60	—	—	—	—	$81.16
2023	$58.01	0.01	5.86	5.87	(0.32)	—	—	(0.32)	$63.56
2022	$100.99	0.01	(16.09)	(16.08)	(0.55)	(26.35)	—	(26.90)	$58.01
2021	$77.16	0.25	23.58	23.83	—	—	—	—	$100.99

CLASS R3 SHARES

2026(e)	$79.31	(0.23)	1.70	1.47	—	—	—	—	$80.78
2025	$76.74	(0.39)	2.96	2.57	—	—	—	—	$79.31
2024	$60.32	(0.34)	16.76	16.42	—	—	—	—	$76.74
2023	$55.03	(0.21)	5.57	5.36	(0.07)	—	—	(0.07)	$60.32
2022	$97.10	(0.25)	(15.21)	(15.46)	(0.26)	(26.35)	—	(26.61)	$55.03
2021	$74.46	(0.08)	22.72	22.64	—	—	—	—	$97.10

CLASS R4 SHARES

2026(e)	$80.79	(0.17)	1.73	1.56	—	—	—	—	$82.35
2025	$78.10	(0.32)	3.01	2.69	—	—	—	—	$80.79
2024	$61.32	(0.28)	17.06	16.78	—	—	—	—	$78.10
2023	$55.96	(0.15)	5.65	5.50	(0.14)	—	—	(0.14)	$61.32
2022	$98.30	(0.16)	(15.50)	(15.66)	(0.33)	(26.35)	—	(26.68)	$55.96
2021	$75.30	0.01	22.99	23.00	—	—	—	—	$98.30

CLASS R5 SHARES

2026(e)	$84.03	(0.08)	1.80	1.72	—	—	—	—	$85.75
2025	$81.01	(0.11)	3.13	3.02	—	—	—	—	$84.03
2024	$63.45	(0.10)	17.66	17.56	—	—	—	—	$81.01
2023	$57.90	0.02	5.84	5.86	(0.31)	—	—	(0.31)	$63.45
2022	$100.84	— (j)	(16.04)	(16.04)	(0.55)	(26.35)	—	(26.90)	$57.90
2021	$77.05	0.26	23.53	23.79	—	—	—	—	$100.84

(a)	Net investment income (loss) includes income from foreign withholding tax claims adjusted for IRS compliance fees and/or tax reclaim collection fees. Without these proceeds, the Net Investment Income (Loss) ratios would have been as follows:

	Class A	Class C	Class I	Class R3	Class R4	Class R5
2021	(0.15)%	(0.95)%	0.17%	(0.17)%	(0.09)%	0.18%

(b)	Net expenses include tax reclaim collection fees that are excluded from the expense limitation agreement. If such expenses and fees had not occurred, the Expenses After Expense Reductions ratios for 2021 would have been: Class A, 1.16%; Class C, 1.98%; Class I, 0.84%; Class R3, 1.20%; Class R4, 1.10%; Class R5, 0.84%.
(c)	Not annualized for periods less than one year.
(d)	Sales loads are not reflected in computing total return.
(e)	Unaudited six-month period ended March 31.

See notes to financial statements.

96 | Semi-Annual Financial Statements

Financial Highlights, Continued

American Opportunities Fund

	RATIOS TO AVERAGE NET ASSETS						SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)(a)		EXPENSES, AFTER EXPENSE REDUCTIONS (%)(b)		EXPENSES, BEFORE EXPENSE REDUCTIONS (%)		TOTAL RETURN (%)(c)	PORTFOLIO TURNOVER RATE (%)(c)		NET ASSETS AT END OF PERIOD (THOUSANDS)

CLASS A SHARES(d)

2026(e)	(0.58	)(f)	1.36	(f)	1.36	(f)	1.84	24.59		$258,380
2025	(0.56)		1.37		1.37		3.28	23.05		$271,435
2024	(0.57)		1.38		1.38		27.14	32.79		$306,852
2023	(0.40)		1.36		1.36		9.68	37.54		$276,512
2022	(0.38)		1.31		1.37		(23.16)	46.19		$293,290
2021	(0.06)		1.18		1.33		30.46	135.80	(g)	$454,488

CLASS C SHARES

2026(e)	(1.39	)(f)	2.17	(f)	3.00	(f)	1.44	24.59		$2,530
2025	(1.53)		2.34		3.09		2.30	23.05		$2,709
2024	(1.53)		2.34		2.97		25.90	32.79		$3,195
2023	(1.36)		2.34		2.59		8.61	37.54		$4,520
2022	(1.31)		2.22		2.34		(23.86)	46.19		$7,476
2021	(0.86)		2.00		2.15		29.40	135.80	(g)	$17,364

CLASS ETF SHARES(h)

2026(e)	—		—		—		—	24.59		$2,000

CLASS I SHARES

2026(e)	(0.16	)(f)	0.95	(f)	1.10	(f)	2.06	24.59		$189,092
2025	(0.14)		0.95		1.09		3.72	23.05		$195,226
2024	(0.14)		0.95		1.08		27.69	32.79		$232,076
2023	0.01		0.95		1.08		10.13	37.54		$196,754
2022	0.02		0.91		1.09		(22.84)	46.19		$207,251
2021	0.26		0.86		1.08		30.88	135.80	(g)	$332,235

CLASS R3 SHARES

2026(e)	(0.57	)(f)	1.35	(f)	1.94	(f)	1.85	24.59		$9,703
2025	(0.50)		1.31		1.94		3.35	23.05		$10,145
2024	(0.50)		1.31		1.88		27.22	32.79		$12,245
2023	(0.34)		1.31		1.93		9.74	37.54		$12,641
2022	(0.35)		1.27		1.87		(23.11)	46.19		$13,406
2021	(0.08)		1.22		1.81		30.41	135.80	(g)	$23,594

CLASS R4 SHARES

2026(e)	(0.42	)(f)	1.20	(f)	2.14	(f)	1.93	24.59		$2,562
2025	(0.40)		1.21		2.18		3.44	23.05		$2,683
2024	(0.40)		1.21		2.16		27.36	32.79		$2,723
2023	(0.24)		1.21		2.30		9.83	37.54		$2,288
2022	(0.23)		1.17		2.04		(23.03)	46.19		$2,819
2021	0.01		1.12		1.78		30.54	135.80	(g)	$4,386

CLASS R5 SHARES

2026(e)	(0.19	)(f)	0.95	(f)	2.16	(f)	2.05	24.59		$1,501
2025	(0.14)		0.95		1.98		3.73	23.05		$2,198
2024	(0.14)		0.95		1.87		27.68	32.79		$2,758
2023	0.03		0.95		1.75		10.13	37.54		$2,896
2022	—	(k)	0.90		1.64		(22.83)	46.19		$6,106
2021	0.27		0.86		1.48		30.88	135.80	(g)	$14,710

(f)	Annualized.
(g)	The Fund modified its strategy in December 2020 and due to the change, the Fund experienced a higher portfolio turnover from higher purchases and sales.
(h)	Effective date of this class of shares was March 31, 2026.
(i)	Net realized and unrealized gain (loss) on investments was less than $0.01 per share.
(j)	Net investment income (loss) was less than $0.01 per share.
(k)	Net investment income (loss) was less than 0.01%.
+	Based on weighted average shares outstanding.

Semi-Annual Financial Statements | 97

Financial Highlights

Focus Growth Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF PERIOD

CLASS A SHARES(b)

2026(c)	$31.80	(0.17)	(1.44)	(1.61)	—	—	—	—	$30.19
2025	$30.23	(0.37)	1.94	1.57	—	—	—	—	$31.80
2024	$24.28	(0.31)	6.26	5.95	—	—	—	—	$30.23
2023	$21.17	(0.28)	3.39	3.11	—	—	—	—	$24.28
2022	$51.77	(0.35)	(12.37)	(12.72)	—	(17.88)	—	(17.88)	$21.17
2021	$48.17	(0.51)	7.33	6.82	—	(3.22)	—	(3.22)	$51.77

CLASS C SHARES

2026(c)	$22.58	(0.21)	(1.01)	(1.22)	—	—	—	—	$21.36
2025	$21.66	(0.46)	1.38	0.92	—	—	—	—	$22.58
2024	$17.56	(0.40)	4.50	4.10	—	—	—	—	$21.66
2023	$15.45	(0.36)	2.47	2.11	—	—	—	—	$17.56
2022	$42.67	(0.48)	(8.86)	(9.34)	—	(17.88)	—	(17.88)	$15.45
2021	$40.53	(0.75)	6.11	5.36	—	(3.22)	—	(3.22)	$42.67

CLASS ETF SHARES(h)

2026(c)	$30.00	—	— (i)	—	—	—	—	—	$30.00

CLASS I SHARES

2026(c)	$37.08	(0.11)	(1.68)	(1.79)	—	—	—	—	$35.29
2025	$35.08	(0.26)	2.26	2.00	—	—	—	—	$37.08
2024	$28.04	(0.22)	7.26	7.04	—	—	—	—	$35.08
2023	$24.34	(0.20)	3.90	3.70	—	—	—	—	$28.04
2022	$56.75	(0.26)	(14.27)	(14.53)	—	(17.88)	—	(17.88)	$24.34
2021	$52.36	(0.38)	7.99	7.61	—	(3.22)	—	(3.22)	$56.75

CLASS R3 SHARES

2026(c)	$31.13	(0.17)	(1.41)	(1.58)	—	—	—	—	$29.55
2025	$29.60	(0.37)	1.90	1.53	—	—	—	—	$31.13
2024	$23.78	(0.32)	6.14	5.82	—	—	—	—	$29.60
2023	$20.75	(0.28)	3.31	3.03	—	—	—	—	$23.78
2022	$51.09	(0.36)	(12.10)	(12.46)	—	(17.88)	—	(17.88)	$20.75
2021	$47.67	(0.60)	7.24	6.64	—	(3.22)	—	(3.22)	$51.09

CLASS R4 SHARES

2026(c)	$31.96	(0.15)	(1.44)	(1.59)	—	—	—	—	$30.37
2025	$30.36	(0.35)	1.95	1.60	—	—	—	—	$31.96
2024	$24.37	(0.30)	6.29	5.99	—	—	—	—	$30.36
2023	$21.24	(0.27)	3.40	3.13	—	—	—	—	$24.37
2022	$51.86	(0.34)	(12.40)	(12.74)	—	(17.88)	—	(17.88)	$21.24
2021	$48.30	(0.55)	7.33	6.78	—	(3.22)	—	(3.22)	$51.86

CLASS R5 SHARES

2026(c)	$37.01	(0.11)	(1.67)	(1.78)	—	—	—	—	$35.23
2025	$35.02	(0.26)	2.25	1.99	—	—	—	—	$37.01
2024	$27.99	(0.21)	7.24	7.03	—	—	—	—	$35.02
2023	$24.30	(0.20)	3.89	3.69	—	—	—	—	$27.99
2022	$56.68	(0.26)	(14.24)	(14.50)	—	(17.88)	—	(17.88)	$24.30
2021	$52.30	(0.38)	7.98	7.60	—	(3.22)	—	(3.22)	$56.68

(a)	Not annualized for periods less than one year.
(b)	Sales loads are not reflected in computing total return.
(c)	Unaudited six-month period ended March 31.
(d)	Annualized.
(e)	The total return based on the NAV which reflects adjustments in accordance with U.S. GAAP is (5.06)%.
(f)	The total return based on the NAV which reflects adjustments in accordance with U.S. GAAP is 5.19%
(g)	The Fund modified its strategy in December 2020 and due to the change, the Fund experienced a higher portfolio turnover from higher purchases and sales.
(h)	Effective date of this class of shares was March 31, 2026.
(i)	Net realized and unrealized gain (loss) on investments was less than $0.01 per share.
+	Based on weighted average shares outstanding.

See notes to financial statements.

98 | Semi-Annual Financial Statements

Financial Highlights, Continued

Focus Growth Fund

	RATIOS TO AVERAGE NET ASSETS						SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)		EXPENSES, AFTER EXPENSE REDUCTIONS (%)		EXPENSES, BEFORE EXPENSE REDUCTIONS (%)		TOTAL RETURN (%)(a)		PORTFOLIO TURNOVER RATE (%)(a)		NET ASSETS AT END OF PERIOD (THOUSANDS)

CLASS A SHARES(b)

2026(c)	(1.06	)(d)	1.41	(d)	1.41	(d)	(5.03	)(e)	38.38		$106,482
2025	(1.22)		1.43		1.44		5.16	(f)	34.06		$122,351
2024	(1.16)		1.42		1.42		24.51		32.58		$140,412
2023	(1.20)		1.42		1.42		14.69		45.46		$132,659
2022	(1.20)		1.33		1.40		(38.84)		57.56		$147,493
2021	(0.99)		1.16		1.31		14.69		161.43	(g)	$340,545

CLASS C SHARES

2026(c)	(1.86	)(d)	2.20	(d)	3.45	(d)	(5.40)		38.38		$1,303
2025	(2.12)		2.34		3.34		4.25		34.06		$1,861
2024	(2.08)		2.34		3.12		23.35		32.58		$2,669
2023	(2.12)		2.34		2.72		13.66		45.46		$3,743
2022	(2.09)		2.21		2.40		(39.39)		57.56		$5,596
2021	(1.76)		1.94		2.09		13.80		161.43	(g)	$23,433

CLASS ETF SHARES(h)

2026(c)	—		—		—		—		38.38		$1,800

CLASS I SHARES

2026(c)	(0.59	)(d)	0.95	(d)	1.12	(d)	(4.83)		38.38		$68,159
2025	(0.74)		0.95		1.14		5.70		34.06		$75,295
2024	(0.69)		0.95		1.08		25.11		32.58		$107,770
2023	(0.73)		0.95		1.09		15.20		45.46		$110,878
2022	(0.76)		0.90		1.10		(38.54)		57.56		$113,478
2021	(0.67)		0.84		1.04		15.04		161.43	(g)	$274,357

CLASS R3 SHARES

2026(c)	(1.10	)(d)	1.45	(d)	1.97	(d)	(5.08)		38.38		$10,368
2025	(1.24)		1.46		1.99		5.17		34.06		$12,213
2024	(1.19)		1.46		1.88		24.47		32.58		$15,030
2023	(1.24)		1.46		1.93		14.60		45.46		$13,868
2022	(1.27)		1.41		1.92		(38.84)		57.56		$14,115
2021	(1.17)		1.35		1.79		14.45		161.43	(g)	$26,881

CLASS R4 SHARES

2026(c)	(0.93	)(d)	1.29	(d)	4.06	(d)	(4.98)		38.38		$600
2025	(1.15)		1.36		4.71		5.27		34.06		$624
2024	(1.10)		1.36		3.49		24.58		32.58		$894
2023	(1.14)		1.36		3.29		14.74		45.46		$861
2022	(1.18)		1.31		2.97		(38.79)		57.56		$1,109
2021	(1.07)		1.25		2.17		14.56		161.43	(g)	$2,076

CLASS R5 SHARES

2026(c)	(0.60	)(d)	0.95	(d)	1.51	(d)	(4.81)		38.38		$6,558
2025	(0.73)		0.95		1.58		5.68		34.06		$7,473
2024	(0.68)		0.95		1.34		25.12		32.58		$8,837
2023	(0.73)		0.95		1.55		15.19		45.46		$7,852
2022	(0.77)		0.90		1.52		(38.53)		57.56		$9,235
2021	(0.67)		0.84		1.31		15.04		161.43	(g)	$22,945

Semi-Annual Financial Statements | 99

Financial Highlights

Income Builder Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF PERIOD

CLASS A SHARES(d)

2026(e)	$31.87	0.49	4.84	5.33	(0.63)	(0.66)	—	(1.29)	$35.91
2025	$26.67	1.33	5.29	6.62	(1.20)	(0.22)	—	(1.42)	$31.87
2024	$22.33	1.04	4.42	5.46	(1.12)	—	—	(1.12)	$26.67
2023	$19.22	1.11	3.14	4.25	(1.14)	—	—	(1.14)	$22.33
2022	$22.96	1.18	(3.75)	(2.57)	(1.17)	—	—	(1.17)	$19.22
2021	$18.70	1.19	4.19	5.38	(1.12)	—	—	(1.12)	$22.96

CLASS C SHARES

2026(e)	$31.82	0.35	4.84	5.19	(0.51)	(0.66)	—	(1.17)	$35.84
2025	$26.62	1.11	5.30	6.41	(0.99)	(0.22)	—	(1.21)	$31.82
2024	$22.30	0.85	4.41	5.26	(0.94)	—	—	(0.94)	$26.62
2023	$19.19	0.94	3.15	4.09	(0.98)	—	—	(0.98)	$22.30
2022	$22.93	0.98	(3.72)	(2.74)	(1.00)	—	—	(1.00)	$19.19
2021	$18.68	1.00	4.19	5.19	(0.94)	—	—	(0.94)	$22.93

CLASS I SHARES

2026(e)	$32.11	0.53	4.89	5.42	(0.68)	(0.66)	—	(1.34)	$36.19
2025	$26.87	1.40	5.34	6.74	(1.28)	(0.22)	—	(1.50)	$32.11
2024	$22.50	1.11	4.45	5.56	(1.19)	—	—	(1.19)	$26.87
2023	$19.36	1.19	3.15	4.34	(1.20)	—	—	(1.20)	$22.50
2022	$23.13	1.25	(3.78)	(2.53)	(1.24)	—	—	(1.24)	$19.36
2021	$18.84	1.25	4.22	5.47	(1.18)	—	—	(1.18)	$23.13

CLASS R3 SHARES

2026(e)	$31.85	0.42	4.84	5.26	(0.57)	(0.66)	—	(1.23)	$35.88
2025	$26.65	1.22	5.30	6.52	(1.10)	(0.22)	—	(1.32)	$31.85
2024	$22.32	0.95	4.41	5.36	(1.03)	—	—	(1.03)	$26.65
2023	$19.21	1.02	3.15	4.17	(1.06)	—	—	(1.06)	$22.32
2022	$22.95	1.09	(3.74)	(2.65)	(1.09)	—	—	(1.09)	$19.21
2021	$18.70	1.10	4.18	5.28	(1.03)	—	—	(1.03)	$22.95

CLASS R4 SHARES

2026(e)	$31.88	0.45	4.85	5.30	(0.59)	(0.66)	—	(1.25)	$35.93
2025	$26.69	1.25	5.31	6.56	(1.15)	(0.22)	—	(1.37)	$31.88
2024	$22.35	0.99	4.41	5.40	(1.06)	—	—	(1.06)	$26.69
2023	$19.24	1.06	3.13	4.19	(1.08)	—	—	(1.08)	$22.35
2022	$22.98	1.12	(3.75)	(2.63)	(1.11)	—	—	(1.11)	$19.24
2021	$18.72	1.12	4.20	5.32	(1.06)	—	—	(1.06)	$22.98

CLASS R5 SHARES

2026(e)	$32.09	0.51	4.88	5.39	(0.65)	(0.66)	—	(1.31)	$36.17
2025	$26.85	1.37	5.34	6.71	(1.25)	(0.22)	—	(1.47)	$32.09
2024	$22.48	1.08	4.45	5.53	(1.16)	—	—	(1.16)	$26.85
2023	$19.35	1.09	3.22	4.31	(1.18)	—	—	(1.18)	$22.48
2022	$23.11	1.21	(3.76)	(2.55)	(1.21)	—	—	(1.21)	$19.35
2021	$18.83	1.22	4.21	5.43	(1.15)	—	—	(1.15)	$23.11

CLASS R6 SHARES

2026(e)	$32.01	0.54	4.88	5.42	(0.68)	(0.66)	—	(1.34)	$36.09
2025	$26.79	1.44	5.30	6.74	(1.30)	(0.22)	—	(1.52)	$32.01
2024	$22.43	1.14	4.43	5.57	(1.21)	—	—	(1.21)	$26.79
2023	$19.30	1.21	3.13	4.34	(1.21)	—	—	(1.21)	$22.43
2022	$23.06	1.27	(3.78)	(2.51)	(1.25)	—	—	(1.25)	$19.30
2021	$18.78	1.27	4.20	5.47	(1.19)	—	—	(1.19)	$23.06

(a)	Net investment income (loss) includes income from foreign withholding tax claims adjusted for IRS compliance fees and/or tax reclaim collection fees. Without these proceeds, the Net Investment Income (Loss) ratios would have been as follows:

	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6
2025	4.68%	3.92%	4.91%	4.33%	4.41%	4.82%	5.06%
2024	4.24%	3.46%	4.49%	3.86%	4.02%	4.38%	4.62%
2023	5.05%	4.25%	5.34%	4.63%	4.81%	4.88%	5.45%
2022	4.71%	3.83%	4.96%	4.32%	4.44%	4.79%	5.14%
2021	5.07%	4.25%	5.28%	4.68%	4.77%	5.18%	5.40%

See notes to financial statements.

100 | Semi-Annual Financial Statements

Financial Highlights, Continued

Income Builder Fund

	RATIOS TO AVERAGE NET ASSETS						SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)(a)		EXPENSES, AFTER EXPENSE REDUCTIONS (%)(b)		EXPENSES, BEFORE EXPENSE REDUCTIONS (%)		TOTAL RETURN (%)(c)	PORTFOLIO TURNOVER RATE (%)(c)	NET ASSETS AT END OF PERIOD (THOUSANDS)

CLASS A SHARES(d)

2026(e)	2.90	(f)	1.10	(f)	1.10	(f)	17.21	5.63	$6,056,613
2025	4.72		1.12		1.12		25.70	27.78	$5,259,750
2024	4.25		1.13		1.13		24.85	24.81	$4,501,106
2023	5.07		1.13		1.13		22.29	26.28	$3,888,316
2022	5.14		1.14		1.14		(11.81)	25.31	$3,344,513
2021	5.32		1.26		1.26		28.90	18.99	$3,876,333

CLASS C SHARES

2026(e)	2.11	(f)	1.85	(f)	1.85	(f)	16.77	5.63	$691,201
2025	3.97		1.87		1.87		24.84	27.78	$598,811
2024	3.48		1.89		1.89		23.88	24.81	$510,173
2023	4.26		1.86		1.86		21.46	26.28	$493,453
2022	4.26		1.89		1.89		(12.52)	25.31	$570,348
2021	4.49		2.03		2.03		27.93	18.99	$922,523

CLASS I SHARES

2026(e)	3.14	(f)	0.87	(f)	0.87	(f)	17.35	5.63	$13,945,422
2025	4.95		0.88		0.88		25.98	27.78	$11,458,627
2024	4.50		0.89		0.89		25.12	24.81	$8,599,135
2023	5.35		0.88		0.88		22.61	26.28	$6,799,321
2022	5.40		0.89		0.89		(11.61)	25.31	$5,213,452
2021	5.54		1.02		1.02		29.18	18.99	$5,858,020

CLASS R3 SHARES

2026(e)	2.51	(f)	1.50	(f)	1.53	(f)	16.98	5.63	$26,669
2025	4.37		1.50		1.55		25.26	27.78	$23,741
2024	3.88		1.50		1.69		24.37	24.81	$21,650
2023	4.65		1.50		1.63		21.87	26.28	$19,995
2022	4.76		1.50		1.63		(12.15)	25.31	$19,842
2021	4.93		1.63		1.71		28.39	18.99	$24,971

CLASS R4 SHARES

2026(e)	2.66	(f)	1.34	(f)	1.41	(f)	17.09	5.63	$14,303
2025	4.45		1.39		1.39		25.39	27.78	$12,419
2024	4.04		1.40		1.57		24.51	24.81	$12,741
2023	4.82		1.40		1.44		21.96	26.28	$10,181
2022	4.87		1.40		1.50		(12.08)	25.31	$10,181
2021	5.02		1.53		1.59		28.60 (g)	18.99	$12,751

CLASS R5 SHARES

2026(e)	3.01	(f)	0.99	(f)	1.08	(f)	17.29	5.63	$23,042
2025	4.86		0.99		1.06		25.86	27.78	$20,305
2024	4.39		0.99		1.25		25.01	24.81	$19,236
2023	4.91		0.99		1.16		22.44	26.28	$18,323
2022	5.21		0.99		1.12		(11.71)	25.31	$29,318
2021	5.43		1.12		1.22		29.07 (h)	18.99	$38,749

CLASS R6 SHARES

2026(e)	3.20	(f)	0.80	(f)	0.80	(f)	17.43	5.63	$357,694
2025	5.10		0.80		0.82		26.06	27.78	$364,290
2024	4.64		0.80		0.83		25.23	24.81	$267,983
2023	5.47		0.80		0.83		22.70	26.28	$199,924
2022	5.55		0.80		0.85		(11.54)	25.31	$133,706
2021	5.66		0.93		0.97		29.32	18.99	$113,387

(b)	Net expenses include tax reclaim collection fees that are excluded from the expense limitation agreement. If such expenses and fees had not occurred, the Expenses After Expense Reductions ratios for 2024 would have been: Class A, 1.13%; Class C, 1.89%; Class I, 0.89%; Class R3, 1.50%; Class R4, 1.40%; Class R5, 0.99%; Class R6, 0.80% and 2021 would have been: Class A, 1.13%; Class C, 1.90%; Class I, 0.89%; Class R3, 1.50%; Class R4, 1.40%; Class R5, 0.99%; Class R6, 0.80%.
(c)	Not annualized for periods less than one year.
(d)	Sales loads are not reflected in computing total return.
(e)	Unaudited six-month period ended March 31.
(f)	Annualized.
(g)	The total return based on the NAV which reflects adjustments in accordance with U.S. GAAP is 28.55%.
(h)	The total return based on the NAV which reflects adjustments in accordance with U.S. GAAP is 29.02%.
+	Based on weighted average shares outstanding.

Semi-Annual Financial Statements  |  101

Financial Highlights

Summit Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF PERIOD

CLASS A SHARES(e)(f)

2026(g)	$14.68	0.22	0.53	0.75	(0.23)	(0.55)	—	(0.78)	$14.65
2025	$13.46	0.28	1.49	1.77	(0.26)	(0.29)	—	(0.55)	$14.68
2024	$11.30	0.27	2.18	2.45	(0.29)	—	—	(0.29)	$13.46
2023	$10.31	0.29	0.99	1.28	(0.29)	—	—	(0.29)	$11.30
2022	$12.06	0.18	(1.74)	(1.56)	(0.19)	—	—	(0.19)	$10.31

CLASS I SHARES

2026(g)	$14.69	0.23	0.54	0.77	(0.25)	(0.55)	—	(0.80)	$14.66
2025	$13.47	0.31	1.50	1.81	(0.30)	(0.29)	—	(0.59)	$14.69
2024	$11.30	0.30	2.19	2.49	(0.32)	—	—	(0.32)	$13.47
2023	$10.31	0.30	1.01	1.31	(0.32)	—	—	(0.32)	$11.30
2022	$14.25	0.28	(1.81)	(1.53)	(0.24)	(2.17)	—	(2.41)	$10.31
2021	$12.18	0.16	2.71	2.87	(0.22)	(0.58)	—	(0.80)	$14.25

(a)	Net investment income (loss) includes income from foreign withholding tax claims adjusted for IRS compliance fees and/or tax reclaim collection fees. Without these proceeds, the Net Investment Income (Loss) ratios would have been as follows:

	Class A	Class I
2025	2.09%	2.31%
2024	2.17%	2.42%
2023	2.57%	2.61%

(b)	The Fund incurs certain expenses and fees in connection with investments in short positions. If such expenses and fees had not occurred, the Expenses After Expense Reductions ratio for 2021 Class I would have been 0.99%.
(c)	The Fund incurs certain expenses and fees in connection with investments in short positions. If such expenses and fees had not occurred, the Expenses Before Expense Reductions ratio for 2021 Class I would have been 1.31%.
(d)	Not annualized for periods less than one year.
(e)	Effective date of this class of shares was January 26, 2022.
(f)	Sales loads are not reflected in computing total return.
(g)	Unaudited six-month period ended March 31.
(h)	Annualized.
(i)	Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
+	Based on weighted average shares outstanding.

See notes to financial statements.

102  |  Semi-Annual Financial Statements

Financial Highlights, Continued

Summit Fund

	RATIOS TO AVERAGE NET ASSETS						SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)(a)		EXPENSES, AFTER EXPENSE REDUCTIONS (%)(b)		EXPENSES, BEFORE EXPENSE REDUCTIONS (%)(c)		TOTAL RETURN (%)(d)	PORTFOLIO TURNOVER RATE (%)(d)	NET ASSETS AT END OF PERIOD (THOUSANDS)

CLASS A SHARES(e)(f)

2026(g)	2.94	(h)	0.94	(h)	1.71	(h)	5.43	18.00	$14,528
2025	2.10		0.94		1.82		13.70	32.68	$12,733
2024	2.19		0.94		1.79		21.88	66.54	$13,639
2023	2.58		0.94		2.03		12.39	80.17	$5,978
2022	2.40	(h)	0.99	(h)	9.32	(h)(i)	(13.02)	128.69	$507

CLASS I SHARES

2026(g)	3.12	(h)	0.69	(h)	1.10	(h)	5.55	18.00	$91,161
2025	2.33		0.69		1.20		13.97	32.68	$83,660
2024	2.44		0.69		1.15		22.26	66.54	$98,708
2023	2.63		0.69		1.20		12.66	80.17	$74,869
2022	2.38		0.88		1.22		(13.36)	128.69	$56,036
2021	1.20		1.01		1.21		24.63	155.26	$62,466

Semi-Annual Financial Statements  |  103

Schedule of Investments

Thornburg Ultra Short Income Fund  |  March 31, 2026 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	U.S. TREASURY SECURITIES — 6.4%
	U.S. Treasury Bills, 3.654% due 5/19/2026	$5,000,000	$4,975,766
	U.S. Treasury Notes,
	0.75% due 4/30/2026	1,500,000	1,496,367
	2.75% due 7/31/2027	3,000,000	2,958,164
	3.75% due 8/31/2026	2,050,000	2,049,760
	4.125% due 1/31/2027	3,000,000	3,009,141
	4.25% due 1/15/2028	2,500,000	2,517,774
	TOTAL U.S. TREASURY SECURITIES (Cost $17,007,793)		17,006,972

	U.S. GOVERNMENT AGENCIES — 0.0%
	Small Business Administration Participation Certificates, Series 2009-20E Class 1, 4.43% due 5/1/2029	6,736	6,754
	TOTAL U.S. GOVERNMENT AGENCIES (Cost $6,763)		6,754

	MORTGAGE BACKED — 5.6%
	Ajax Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2019-F Class A1, 2.86% due 7/25/2059	856,134	846,880
[a,b]	Series 2022-A Class A1, 3.50% due 10/25/2061	905,597	879,736
	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2019-1 Class A1, 3.805% due 1/25/2049	8,910	8,658
[a,b]	Series 2019-3 Class A1, 2.962% due 10/25/2048	10,304	9,818
[a,b]	BRAVO Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2020-RPL1 Class A1, 2.50% due 5/26/2059	1,483,668	1,465,581
[a,b]	COLT Mortgage Pass-Through Certificates, Whole Loan Securities Trust CMO, Series 2021-1R Class A1, 0.857% due 5/25/2065	145,802	127,312
[a,b]	CSMC Trust, CMBS, Series 2021-BPNY Class A, 7.502% (TSFR1M + 3.83%) due 8/15/2026	277,358	272,472
	CSMC Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2019-RPL1 Class A1A, 3.65% due 7/25/2058	364,931	361,372
[a,b]	Series 2020-NQM1 Class A1, 2.208% due 5/25/2065	38,461	36,998
[a,b]	Series 2020-SPT1 Class A3, 3.734% due 4/25/2065	575,941	570,419
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
[b]	Series 2017-3 Class HA, 3.25% due 7/25/2056	20,824	19,725
[b]	Series 2018-1 Class HA, 3.00% due 5/25/2057	14,464	13,607
[b]	Series 2018-2 Class HA, 3.00% due 11/25/2057	51,734	49,356
	Federal National Mtg Assoc., Pool BZ3061, 5.26% due 2/1/2030	650,000	655,214
	Federal National Mtg Assoc., UMBS Collateral, Pool MA3557, 4.00% due 1/1/2029	10,057	10,003
[a,b]	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-1 Class 2A2, 3.00% due 3/25/2047	6,009	5,533
	GCAT Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2021-CM1 Class A, 2.469% due 4/25/2065	109,640	105,850
[a,b]	Series 2021-CM2 Class A1, 2.352% due 8/25/2066	506,750	476,422
[a,b]	HOMES Trust, Whole Loan Securities Trust CMO, Series 2023-NQM1 Class A1, 6.182% due 1/25/2068	468,105	466,962
[a,b]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	26,040	25,950
	MFA Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2020-NQM2 Class A1, 1.381% due 4/25/2065	747,403	719,898
[a,b]	Series 2022-CHM1 Class A1, 4.875% due 9/25/2056	382,489	378,069
[a,b]	Series 2023-NQM3 Class A1, 6.617% due 7/25/2068	802,994	804,003
[a,b]	Mill City Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2018-1 Class M1, 3.25% due 5/25/2062	1,319,228	1,293,602
[a,b]	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2017-5A Class A1, 5.293% (TSFR1M + 1.61%) due 6/25/2057	8,448	8,550
[a,b]	OBX Trust, Whole Loan Securities Trust CMO, Series 2024-NQM1 Class A1, 5.928% due 11/25/2063	827,583	829,899
[a,b]	Pretium Mortgage Credit Partners LLC, Whole Loan Securities Trust CMO, Series 2025-NPL3 Class A1, 6.708% due 4/25/2055	462,763	463,202
	Spruce Hill Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2020-SH1 Class M1, 3.223% due 1/28/2050	759,460	749,760
[a,b]	Series 2020-SH2 Class B1, 5.00% due 6/25/2055	903,144	900,201
[a,b]	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO, Series 2020-3 Class A1, 1.486% due 4/25/2065	641,079	625,747
[a,b]	Toorak Mortgage Trust, Whole Loan Securities Trust CMO, Series 2024-RRTL1 Class A1, 6.597% due 2/25/2039	455,105	455,404
	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2015-6 Class M2, 3.75% due 4/25/2055	1,141,777	1,129,983
[a,b]	Series 2017-6 Class A1, 2.75% due 10/25/2057	53,929	53,236
[a,b]	Series 2018-2 Class A1, 3.25% due 3/25/2058	5,033	4,995
[a,b]	Series 2018-6 Class A1A, 3.75% due 3/25/2058	90,934	90,506
	TOTAL MORTGAGE BACKED (Cost $14,993,989)		14,914,923

104 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Ultra Short Income Fund  |  March 31, 2026 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	ASSET BACKED SECURITIES — 37.5%

	AUTO RECEIVABLES — 21.8%
	ACM Auto Trust,
[a]	Series 2023-2A Class B, 9.85% due 6/20/2030	$1,053,336	$1,059,363
[a]	Series 2024-2A Class A, 6.06% due 2/20/2029	6,810	6,810
	Ally Auto Receivables Trust, Series 2022-2 Class A4, 4.87% due 4/17/2028	745,666	746,554
[a]	American Credit Acceptance Receivables Trust, Series 2024-2 Class C, 6.24% due 4/12/2030	1,450,074	1,459,281
[a]	Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A Class A, 6.46% due 4/17/2028	250,092	250,866
[a]	AutoNation Finance Trust, Series 2025-1A Class A2, 4.72% due 4/10/2028	1,168,090	1,169,511
[a]	Bank of America Auto Trust, Series 2023-2A Class A4, 5.66% due 11/15/2029	540,000	547,251
	BMW Vehicle Owner Trust, Series 2024-A Class A3, 5.18% due 2/26/2029	1,748,682	1,760,899
	BOF URSA VI Funding Trust I,
[a]	Series 2023-CAR1 Class B, 6.029% due 10/27/2031	60,876	61,300
[a]	Series 2023-CAR2 Class B, 6.029% due 10/27/2031	206,421	207,610
[a]	BOF VII AL Funding Trust I, Series 2023-CAR3 Class A2, 6.291% due 7/26/2032	1,049,558	1,062,056
[a]	BofA Auto Trust, Series 2024-1A Class A3, 5.35% due 11/15/2028	1,711,170	1,721,298
	CarMax Auto Owner Trust, Series 2023-2 Class A3, 5.05% due 1/18/2028	2,128,347	2,134,093
	Carvana Auto Receivables Trust,
	Series 2021-N2 Class D, 1.27% due 3/10/2028	340,726	332,893
[a]	Series 2022-N1 Class A2, 3.21% due 12/11/2028	478,022	474,573
[a]	Series 2023-N3 Class B, 6.45% due 5/10/2028	337,000	337,651
[a]	Series 2023-P2 Class A3, 5.42% due 4/10/2028	156,163	156,421
[a]	Series 2024-P1 Class A3, 5.05% due 4/10/2029	767,602	770,664
[a]	Chesapeake Funding II LLC, Series 2023-1A Class A1, 5.65% due 5/15/2035	670,380	671,465
[a]	Citizens Auto Receivables Trust, Series 2024-2 Class A3, 5.33% due 8/15/2028	1,631,803	1,640,448
[a]	Consumer Portfolio Services Auto Trust, Series 2025-A Class A, 4.77% due 10/16/2028	454,163	454,592
	CPS Auto Receivables Trust,
[a]	Series 2022-A Class D, 2.84% due 4/16/2029	275,676	275,023
[a]	Series 2023-C Class C, 6.27% due 10/15/2029	937,662	944,726
[a]	Series 2024-B Class B, 6.04% due 10/16/2028	146,390	146,799
	Drive Auto Receivables Trust,
[a]	Series 2021-3 Class D, 1.94% due 6/15/2029	224,085	222,417
	Series 2024-1 Class B, 5.31% due 1/16/2029	314,486	315,428
	Series 2024-2 Class B, 4.52% due 7/16/2029	1,500,000	1,503,000
[a]	DT Auto Owner Trust, Series 2023-2A Class C, 5.79% due 2/15/2029	566,781	567,942
	Exeter Automobile Receivables Trust,
	Series 2022-2A Class D, 4.56% due 7/17/2028	272,412	272,014
	Series 2022-3A Class D, 6.76% due 9/15/2028	207,205	209,388
	Series 2022-4A Class D, 5.98% due 12/15/2028	1,004,222	1,009,155
	Series 2022-6A Class C, 6.32% due 5/15/2028	42,934	42,978
	Series 2022-6A Class D, 8.03% due 4/6/2029	650,000	663,451
	Series 2023-4A Class C, 6.51% due 8/15/2028	296,795	297,905
	Series 2025-5A Class A2, 4.38% due 6/15/2028	157,727	157,831
	FHF Issuer Trust,
[a]	Series 2024-1A Class A2, 5.69% due 2/15/2030	325,673	326,959
[a]	Series 2024-3A Class A2, 4.94% due 11/15/2030	327,486	326,971
[a]	Series 2025-2A Class A1, 4.839% due 12/15/2026	534,252	534,298
[a]	FHF Trust, Series 2022-2A Class A, 6.14% due 12/15/2027	23,743	23,754
[a]	First Investors Auto Owner Trust, Series 2022-1A Class D, 3.79% due 6/15/2028	160,000	159,662
	Flagship Credit Auto Trust,
[a]	Series 2022-1 Class C, 3.06% due 3/15/2028	161,875	161,458
[a]	Series 2023-3 Class A3, 5.44% due 4/17/2028	67,508	67,545
[a]	Series 2024-1 Class A2, 5.64% due 3/15/2028	97,028	97,086
[a]	Foursight Capital Automobile Receivables Trust, Series 2023-2 Class A2, 5.99% due 5/15/2028	368,615	369,003
	GLS Auto Receivables Issuer Trust,
[a]	Series 2021-4A Class D, 2.48% due 10/15/2027	316,936	315,570
[a]	Series 2022-1A Class D, 3.97% due 1/18/2028	256,430	256,247
[a]	Series 2022-2A Class D, 6.15% due 4/17/2028	270,193	271,801
[a]	Series 2025-4A Class A2, 4.37% due 10/16/2028	1,250,000	1,250,817
[a]	GLS Auto Select Receivables Trust, Series 2023-1A Class A3, 5.96% due 10/16/2028	371,285	373,682
	GM Financial Consumer Automobile Receivables Trust,
	Series 2023-2 Class A3, 4.47% due 2/16/2028	595,884	596,501

See notes to financial statements.	Semi-Annual Financial Statements | 105

Schedule of Investments, Continued

Thornburg Ultra Short Income Fund  |  March 31, 2026 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	Series 2023-4 Class A3, 5.78% due 8/16/2028	$1,753,829	$1,768,528
	Hyundai Auto Receivables Trust, Series 2022-C Class A4, 5.52% due 10/16/2028	1,850,000	1,858,626
[a]	LAD Auto Receivables Trust, Series 2024-1A Class A4, 5.17% due 9/15/2028	1,500,000	1,505,587
	Lendbuzz Securitization Trust,
[a]	Series 2024-3A Class A2, 4.97% due 10/15/2029	494,844	494,670
[a]	Series 2026-1A Class A1, 4.176% due 1/15/2027	886,517	886,295
[a]	Lobel Automobile Receivables Trust, Series 2023-2 Class B, 8.67% due 5/15/2029	317,340	318,257
[a]	M&T Bank Auto Receivables Trust, Series 2024-1A Class A3, 5.22% due 2/17/2032	1,953,720	1,969,672
	Nissan Auto Receivables Owner Trust, Series 2023-A Class A3, 4.91% due 11/15/2027	332,371	333,061
[a]	OCCU Auto Receivables Trust, Series 2022-1A Class A4, 5.69% due 11/15/2029	1,708,182	1,719,416
	Octane Receivables Trust,
[a]	Series 2023-3A Class A2, 6.44% due 3/20/2029	111,300	111,556
[a]	Series 2024-2A Class A2, 5.80% due 7/20/2032	575,823	579,623
	OneMain Direct Auto Receivables Trust,
[a]	Series 2022-1A Class A1, 4.65% due 3/14/2029	157,454	157,495
[a]	Series 2023-1A Class A, 5.41% due 11/14/2029	1,993,047	2,005,063
[a,c]	Oscar U.S. Funding XIV LLC, Series 2022-1A Class A4, 2.82% due 4/10/2029	468,493	464,737
[a]	Porsche Financial Auto Securitization Trust, Series 2023-2A Class A3, 5.79% due 1/22/2029	1,467,487	1,477,420
	Prestige Auto Receivables Trust,
[a]	Series 2021-1A Class D, 2.08% due 2/15/2028	435,676	430,749
[a]	Series 2023-1A Class D, 6.33% due 4/16/2029	1,363,000	1,367,082
[a]	Series 2023-2A Class B, 6.64% due 12/15/2027	28,856	28,877
[a]	Series 2025-1A Class A2, 4.87% due 12/15/2027	181,915	182,027
[a]	Research-Driven Pagaya Motor Asset Trust, Series 2026-1A Class A2, 4.515% due 1/25/2035	530,000	529,685
[a]	Research-Driven Pagaya Motor Trust, Series 2025-5A Class A2, 4.575% due 6/26/2034	135,000	134,941
[a]	SAFCO Auto Receivables Trust, Series 2025-1A Class A, 5.46% due 9/10/2029	310,340	311,153
[a]	Santander Bank Auto Credit-Linked Notes, Series 2022-C Class F, 14.592% due 12/15/2032	290,006	292,671
	Santander Drive Auto Receivables Trust,
	Series 2022-6 Class D, 5.69% due 2/18/2031	70,000	70,507
	Series 2023-6 Class A3, 5.93% due 7/17/2028	251,181	251,461
	Series 2023-6 Class B, 5.98% due 4/16/2029	915,000	923,481
	Series 2025-4 Class A2, 4.28% due 1/15/2029	595,015	595,467
	Series 2026-1 Class A2, 4.04% due 3/15/2029	520,000	519,693
[a]	SCCU Auto Receivables Trust, Series 2024-1A Class A3, 5.11% due 6/15/2029	269,846	270,961
	Tricolor Auto Securitization Trust,
[a,d,e]	Series 2022-1A Class E, 7.79% due 8/16/2027	618,479	586,566
[a,d,e]	Series 2022-1A Class F, 9.80% due 7/16/2029	1,250,000	726,000
[a,d,e]	Series 2023-1A Class D, 8.56% due 7/15/2027	764,704	713,775
[a,d,e]	Series 2024-2A Class A, 6.36% due 12/15/2027	223,535	206,413
[a,d,e]	Series 2024-3A Class A, 5.22% due 6/15/2028	169,448	144,946
[a]	USAA Auto Owner Trust, Series 2024-A Class A3, 5.03% due 3/15/2029	765,444	769,715
	Veros Auto Receivables Trust,
[a]	Series 2023-1 Class C, 8.32% due 11/15/2028	979,000	989,913
[a]	Series 2024-1 Class A, 6.28% due 11/15/2027	120,794	120,942
[a]	Series 2025-1 Class A, 5.31% due 9/15/2028	861,125	862,545
[a]	Series 2026-1 Class A, 4.53% due 8/15/2028	161,029	160,957
	Westlake Automobile Receivables Trust,
[a]	Series 2022-2A Class D, 5.48% due 9/15/2027	1,402,210	1,404,734
[a]	Series 2023-2A Class D, 7.01% due 11/15/2028	250,000	253,500
	World Omni Auto Receivables Trust, Series 2023-C Class A3, 5.15% due 11/15/2028	780,243	783,746
			58,067,523
	HOME EQUITY — 0.2%
[a]	Knock Issuer Trust, Whole Loan Securities Trust CMO, Series 2025-1 Class A1, 7.119% due 2/25/2030	500,000	504,171
			504,171
	OTHER ASSET BACKED — 13.9%
[a]	ACHD Trust, Series 2025-DS1 Class A, 5.978% due 1/9/2034	789,150	789,725
	ACHV ABS Trust,
[a]	Series 2024-1PL Class A, 5.90% due 4/25/2031	711,465	713,835
[a]	Series 2024-2PL Class A, 5.07% due 10/27/2031	433,466	434,642
	Affirm Asset Securitization Trust,
[a]	Series 2024-X1 Class C, 6.57% due 5/15/2029	96,292	96,353
[a]	Series 2025-X2 Class A, 4.45% due 10/15/2030	332,543	332,788

106 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Ultra Short Income Fund  |  March 31, 2026 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	AMCR ABS Trust,
[a]	Series 2024-A Class A, 6.26% due 8/18/2031	$8,573	$8,577
[a,f]	Series 2026-A Class A, 5.52% due 5/18/2033	2,000,000	2,002,486
[a]	AMDR ABS Trust, Series 2025-1A Class A, 6.378% due 12/19/2033	550,997	552,113
[a]	Aqua Finance Trust, Series 2020-AA Class A, 1.90% due 7/17/2046	267,908	249,044
	BHG Securitization Trust,
[a]	Series 2021-B Class B, 1.67% due 10/17/2034	149,962	149,210
[a]	Series 2022-A Class C, 3.08% due 2/20/2035	515,000	508,980
[a]	Series 2022-C Class B, 5.93% due 10/17/2035	384,604	385,150
[a]	Series 2023-A Class B, 6.35% due 4/17/2036	822,422	829,014
[a]	Crossroads Asset Trust, Series 2025-A Class A2, 4.91% due 2/20/2032	1,116,476	1,123,123
[a]	DailyPay Securitization Trust, Series 2025-1A Class A, 5.63% due 6/26/2028	1,250,000	1,253,674
[a]	Dell Equipment Finance Trust, Series 2023-3 Class A3, 5.93% due 4/23/2029	379,098	379,940
[a]	Dext ABS LLC, Series 2023-2 Class A2, 6.56% due 5/15/2034	86,760	86,968
[a]	FREED ABS Trust, Series 2022-3FP Class D, 7.36% due 8/20/2029	368,787	369,268
	GreenSky Home Improvement Issuer Trust,
[a]	Series 2024-1 Class A2, 5.88% due 6/25/2059	56,293	56,573
[a]	Series 2024-2 Class A2, 5.25% due 10/27/2059	33,070	33,146
[a]	Series 2025-2A Class A2, 4.93% due 6/25/2060	1,003,809	1,006,933
[a]	HPEFS Equipment Trust, Series 2023-2A Class C, 6.48% due 1/21/2031	46,474	46,523
[a]	Lending Funding Trust, Series 2020-2A Class A, 2.32% due 4/21/2031	557,953	551,495
[a]	Lendmark Funding Trust, Series 2021-1A Class A, 1.90% due 11/20/2031	1,850,000	1,811,844
[a]	M&T Equipment Notes, Series 2023-1A Class A3, 5.74% due 7/15/2030	1,557,242	1,563,568
[a]	Mariner Finance Issuance Trust, Series 2021-AA Class A, 1.86% due 3/20/2036	2,513,411	2,483,366
	Marlette Funding Trust,
[a]	Series 2022-3A Class D, 7.80% due 11/15/2032	626,297	635,144
[a]	Series 2023-2A Class C, 6.96% due 6/15/2033	339,965	340,479
[a]	Series 2023-3A Class C, 7.06% due 9/15/2033	89,743	89,845
[a]	Series 2024-1A Class B, 6.07% due 7/17/2034	179,897	180,376
[a]	Series 2025-1A Class A, 4.75% due 7/16/2035	194,063	194,183
[a]	MMP Capital LLC, Series 2025-A Class A, 5.36% due 12/15/2031	1,338,763	1,345,165
	NMEF Funding LLC,
[a]	Series 2023-A Class A2, 6.57% due 6/17/2030	445,573	446,956
[a]	Series 2025-B Class A2, 4.64% due 1/18/2033	736,193	738,445
[a]	OneMain Financial Issuance Trust, Series 2022-S1 Class A, 4.13% due 5/14/2035	151,402	151,319
	Oportun Issuance Trust,
[a]	Series 2021-B Class A, 1.47% due 5/8/2031	115,242	113,289
[a]	Series 2021-C Class A, 2.18% due 10/8/2031	575,903	568,261
	Pagaya AI Debt Grantor Trust,
[a,b]	Series 2024-10 Class ABC, 5.639% due 6/15/2032	1,037,032	1,039,355
[a]	Series 2024-9 Class A, 5.065% due 3/15/2032	911,735	913,718
[a]	Series 2026-2 Class A1, 4.522% due 4/15/2027	665,000	665,000
[a]	Pagaya AI Debt Trust, Series 2024-2 Class D, 9.00% due 8/15/2031	114,737	114,920
[a]	Pawnee Equipment Receivables LLC, Series 2022-1 Class C, 6.01% due 7/17/2028	1,620,000	1,620,150
[a]	RCKT Trust, Series 2025-1A Class A, 4.90% due 7/25/2034	1,131,605	1,134,134
	Reach ABS Trust,
[a]	Series 2024-1A Class B, 6.29% due 2/18/2031	458,997	461,533
[a]	Series 2024-2A Class A, 5.88% due 7/15/2031	138,756	139,185
[a]	Series 2025-1A Class A, 4.96% due 8/16/2032	81,899	82,047
[a]	Series 2025-2A Class A, 4.93% due 8/18/2032	141,468	142,029
[a]	Series 2026-1A Class A, 4.32% due 2/15/2033	1,635,274	1,635,641
[a]	Service Experts Issuer LLC, Series 2021-1A Class A, 2.67% due 2/2/2032	469,131	461,534
	SoFi Consumer Loan Program Trust,
[a]	Series 2025-1 Class A, 4.80% due 2/27/2034	911,983	914,057
[a]	Series 2025-2 Class A, 4.82% due 6/25/2034	690,516	692,113
[a]	SpringCastle America Funding LLC, Series 2020-AA Class A, 1.97% due 9/25/2037	132,314	125,409
[a]	Theorem Funding Trust, Series 2022-3A Class B, 8.95% due 4/15/2029	1,398,152	1,423,368
	Upgrade Master Pass-Thru Trust,
[a]	Series 2025-ST4 Class A, 5.495% due 8/16/2032	713,652	716,301
[a]	Series 2025-ST5 Class A, 4.794% due 9/15/2032	445,141	445,275
	Upstart Securitization Trust,
[a]	Series 2023-2 Class B, 7.92% due 6/20/2033	326,714	327,264
[a]	Series 2023-3 Class A, 6.90% due 10/20/2033	17,305	17,321

See notes to financial statements.	Semi-Annual Financial Statements | 107

Schedule of Investments, Continued

Thornburg Ultra Short Income Fund  |  March 31, 2026 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

[a]	Series 2023-3 Class B, 8.25% due 10/20/2033	$250,000	$254,871
[a]	Series 2024-1 Class A, 5.33% due 11/20/2034	329,856	329,946
[a]	Series 2025-1 Class A, 5.45% due 4/20/2035	374,814	375,182
[a]	Series 2025-2 Class A2, 5.22% due 6/20/2035	262,979	263,834
			36,915,987
	STUDENT LOAN — 1.6%
[a]	Laurel Road Prime Student Loan Trust, Series 2020-A Class A2FX, 1.40% due 11/25/2050	265,293	254,007
	National Collegiate Student Loan Trust,
[b]	Series 2006-1 Class A5, 4.143% (TSFR1M + 0.46%) due 3/25/2033	409,661	406,028
[b]	Series 2006-4 Class A4, 4.103% (TSFR1M + 0.42%) due 5/25/2032	41,298	41,159
	Navient Private Education Loan Trust,
[a,b]	Series 2016-AA Class B, 3.50% due 12/16/2058	675,387	666,652
[a]	Series 2018-BA Class A2A, 3.61% due 12/15/2059	11,188	11,182
[a,b]	Series 2018-BA Class A2B, 4.507% (TSFR1M + 0.83%) due 12/15/2059	473	473
[a]	Navient Private Education Refi Loan Trust, Series 2019-FA Class A2, 2.60% due 8/15/2068	274,268	264,617
[a,b]	Navient Student Loan Trust, Series 2019-BA Class A2B, 4.767% (TSFR1M + 1.09%) due 12/15/2059	264,356	263,334
	Nelnet Student Loan Trust,
[a,b]	Series 2012-2A Class A, 4.576% (SOFR30A + 0.91%) due 12/26/2033	35,308	35,024
[a,b]	Series 2015-3A Class A2, 4.376% (SOFR30A + 0.71%) due 2/27/2051	7,098	7,082
[a,b]	Series 2021-DA Class AFL, 4.48% (TSFR1M + 0.80%) due 4/20/2062	68,257	67,575
[a,b,c]	Prodigy Finance DAC, Series 2021-1A Class A, 5.043% (TSFR1M + 1.36%) due 7/25/2051	25,996	25,936
	SLM Student Loan Trust,
[b]	Series 2013-4 Class A, 4.326% (SOFR30A + 0.66%) due 6/25/2043	14,324	14,032
[b]	Series 2013-6 Class A3, 4.426% (SOFR30A + 0.76%) due 6/26/2055	93,457	92,334
	SMB Private Education Loan Trust,
[a,b]	Series 2017-B Class A2B, 4.537% (TSFR1M + 0.86%) due 10/15/2035	19,309	19,305
[a,b]	Series 2018-B Class A2B, 4.507% (TSFR1M + 0.83%) due 1/15/2037	113,370	112,996
[a,b]	Series 2018-C Class A2B, 4.537% (TSFR1M + 0.86%) due 11/15/2035	30,619	30,498
[a]	Series 2019-A Class A2A, 3.44% due 7/15/2036	366,377	362,717
[a]	Series 2020-A Class A2A, 2.23% due 9/15/2037	1,557,799	1,513,747
[a,b]	Towd Point Asset Trust, Series 2021-SL1 Class A2, 4.49% (TSFR1M + 0.81%) due 11/20/2061	36,120	36,080
			4,224,778
	TOTAL ASSET BACKED SECURITIES (Cost $100,374,204)		99,712,459

	CORPORATE BONDS — 45.2%

	AUTOMOBILES & COMPONENTS — 1.1%
	Automobiles — 1.1%
	American Honda Finance Corp.,
	4.213% due 4/10/2026	224,000	223,768
[b]	4.269% (SOFR + 0.62%) due 12/11/2026	569,000	568,209
	Hyundai Capital America,
[a]	4.875% due 6/23/2027	500,000	501,990
[a]	5.45% due 6/24/2026	1,000,000	1,002,290
[a]	Volkswagen Group of America Finance LLC, 4.45% due 9/11/2027	750,000	748,080
			3,044,337
	BANKS — 0.7%
	Banks — 0.7%
[b]	Bank of New York Mellon, 4.587% (SOFR + 0.69%) due 4/20/2027	1,000,000	1,000,040
[a,b,c]	NBK SPC Ltd., 1.625% (SOFR + 1.05%) due 9/15/2027	750,000	737,573
			1,737,613
	COMMERCIAL & PROFESSIONAL SERVICES — 0.5%
	Commercial Services & Supplies — 0.5%
[a,c]	Element Fleet Management Corp., 6.271% due 6/26/2026	1,250,000	1,253,325
			1,253,325
	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 0.7%
	Hotels, Restaurants & Leisure — 0.7%
	Hyatt Hotels Corp., 5.75% due 1/30/2027	1,750,000	1,763,930
			1,763,930

108 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Ultra Short Income Fund  |  March 31, 2026 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	CONSUMER DURABLES & APPAREL — 0.7%
	Textiles, Apparel & Luxury Goods — 0.7%
	Under Armour, Inc., 3.25% due 6/15/2026	$1,750,000	$1,743,577
			1,743,577
	ENERGY — 2.7%
	Oil, Gas & Consumable Fuels — 2.7%
[c]	Enbridge, Inc., 5.25% due 4/5/2027	1,000,000	1,008,180
	Energy Transfer LP, 3.90% due 7/15/2026	2,500,000	2,496,875
	ONEOK, Inc., 5.55% due 11/1/2026	1,250,000	1,257,300
[a]	Phillips 66, 4.183% due 5/4/2026	2,000,000	1,992,483
	Plains All American Pipeline LP/PAA Finance Corp., 4.50% due 12/15/2026	500,000	500,160
			7,254,998
	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.1%
	Diversified REITs — 3.1%
	American Tower Corp., 1.60% due 4/15/2026	1,250,000	1,247,912
	Crown Castle, Inc.,
	2.90% due 3/15/2027	1,250,000	1,231,538
[a]	4.251% due 4/14/2026	2,500,000	2,496,226
	Host Hotels & Resorts LP, 4.25% due 12/15/2028	250,000	246,995
	LifeStorage LP, 3.50% due 7/1/2026	1,250,000	1,246,013
	SBA Tower Trust,
[a]	1.631% due 5/15/2051	1,500,000	1,475,490
[a]	1.84% due 4/15/2027	250,000	243,987
			8,188,161
	FINANCIAL SERVICES — 4.3%
	Capital Markets — 3.6%
	Ares Capital Corp., 2.15% due 7/15/2026	1,250,000	1,240,150
	Blue Owl Capital Corp.,
	2.625% due 1/15/2027	750,000	730,545
	3.40% due 7/15/2026	750,000	744,405
[c]	Brookfield Finance, Inc., 4.25% due 6/2/2026	2,000,000	1,998,360
	Hercules Capital, Inc., 2.625% due 9/16/2026	1,500,000	1,478,895
[a]	LPL Holdings, Inc., 4.625% due 11/15/2027	1,000,000	992,710
	Main Street Capital Corp., 3.00% due 7/14/2026	637,000	632,675
	Voya Financial, Inc., 3.65% due 6/15/2026	1,880,000	1,875,732
	Consumer Finance — 0.3%
[a]	FirstCash, Inc., 4.625% due 9/1/2028	750,000	736,808
	Financial Services — 0.4%
[a]	Antares Holdings LP, 3.95% due 7/15/2026	1,000,000	996,130
			11,426,410
	FOOD, BEVERAGE & TOBACCO — 3.5%
	Beverages — 2.2%
[a,c]	Bacardi Ltd., 2.75% due 7/15/2026	2,000,000	1,990,600
	Constellation Brands, Inc., 3.70% due 12/6/2026	1,250,000	1,243,675
	Keurig Dr. Pepper, Inc.,
[b]	4.24% (SOFR + 0.58%) due 11/15/2026	1,750,000	1,748,355
[a]	4.371% due 4/27/2026	300,000	299,071
[a]	4.392% due 4/30/2026	650,000	647,743
	Food Products — 1.0%
	Conagra Brands, Inc., 5.30% due 10/1/2026	1,500,000	1,506,225
	Flowers Foods, Inc., 3.50% due 10/1/2026	1,250,000	1,241,087
	Tobacco — 0.3%
	BAT Capital Corp., 3.215% due 9/6/2026	250,000	248,425
[a,c]	Imperial Brands Finance plc, 3.50% due 7/26/2026	438,000	436,682
			9,361,863

See notes to financial statements.	Semi-Annual Financial Statements | 109

Schedule of Investments, Continued

Thornburg Ultra Short Income Fund  |  March 31, 2026 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	HEALTH CARE EQUIPMENT & SERVICES — 3.3%
	Health Care Equipment & Supplies — 1.3%
[a]	Alcon Finance Corp., 2.75% due 9/23/2026	$2,500,000	$2,480,600
	Baxter International, Inc., 1.915% due 2/1/2027	1,000,000	977,150
	Health Care Providers & Services — 2.0%
	HCA, Inc., 5.25% due 6/15/2026	1,700,000	1,700,799
[a]	Highmark, Inc., 1.45% due 5/10/2026	2,414,000	2,404,127
[a]	IQVIA, Inc., 5.00% due 10/15/2026	1,250,000	1,247,350
			8,810,026
	HOUSEHOLD & PERSONAL PRODUCTS — 0.4%
	Personal Care Products — 0.4%
	Haleon U.S. Capital LLC, 3.375% due 3/24/2027	1,000,000	990,530
			990,530
	INDUSTRIALS — 0.9%
	Building Products — 0.9%
[a]	CRH America Finance, Inc., 4.255% due 6/8/2026	2,500,000	2,480,356
			2,480,356
	INSURANCE — 2.5%
	Insurance — 2.5%
	Brown & Brown, Inc., 4.60% due 12/23/2026	1,250,000	1,252,412
[a]	Equitable Financial Life Global Funding, 1.30% due 7/12/2026	1,000,000	991,870
[a]	F&G Global Funding, 1.75% due 6/30/2026	1,153,000	1,144,214
[b]	Marsh & McLennan Cos., Inc., 4.361% (SOFRINDX + 0.70%) due 11/8/2027	751,000	752,735
	Reliance Standard Life Global Funding II,
[a]	1.512% due 9/28/2026	1,750,000	1,724,905
[a]	2.75% due 1/21/2027	800,000	788,872
			6,655,008
	MATERIALS — 2.1%
	Chemicals — 0.2%
[a]	International Flavors & Fragrances, Inc., 1.832% due 10/15/2027	650,000	623,525
	Containers & Packaging — 1.9%
[a]	Berry Global, Inc., 4.875% due 7/15/2026	1,750,000	1,750,297
[a]	Graphic Packaging International LLC, 1.512% due 4/15/2026	1,000,000	998,600
[a]	Sealed Air Corp., 1.573% due 10/15/2026	1,250,000	1,247,138
	Sonoco Products Co., 4.45% due 9/1/2026	1,000,000	999,830
			5,619,390
	MEDIA & ENTERTAINMENT — 1.1%
	Media — 1.1%
[a]	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125% due 5/1/2027	750,000	750,135
	FactSet Research Systems, Inc., 2.90% due 3/1/2027	1,279,000	1,256,285
[a]	Sirius XM Radio LLC, 3.125% due 9/1/2026	975,000	968,653
			2,975,073
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 2.1%
	Biotechnology — 0.8%
	Bio-Rad Laboratories, Inc., 3.30% due 3/15/2027	1,000,000	988,020
	Illumina, Inc., 4.65% due 9/9/2026	1,258,000	1,258,277
	Pharmaceuticals — 1.3%
[a]	PRA Health Sciences, Inc., 2.875% due 7/15/2026	1,250,000	1,239,650
	Utah Acquisition Sub, Inc., 3.95% due 6/15/2026	1,500,000	1,495,995
	Viatris, Inc., 2.30% due 6/22/2027	750,000	727,537
			5,709,479
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.5%
	Semiconductors & Semiconductor Equipment — 0.5%
	Skyworks Solutions, Inc., 1.80% due 6/1/2026	1,250,000	1,244,225
			1,244,225

110 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Ultra Short Income Fund  |  March 31, 2026 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	SOFTWARE & SERVICES — 4.2%
	Information Technology Services — 1.0%
	Global Payments, Inc., 4.55% due 3/15/2028	$500,000	$497,835
	Kyndryl Holdings, Inc., 2.05% due 10/15/2026	1,250,000	1,228,000
[a]	Wipro IT Services LLC, 1.50% due 6/23/2026	1,000,000	992,970
	Software — 3.2%
	Activision Blizzard, Inc., Series 2020-3 Class D, 3.40% due 9/15/2026	1,355,000	1,345,013
[a]	Fair Isaac Corp., 4.00% due 6/15/2028	1,000,000	970,790
	Fidelity National Information Services, Inc., 4.45% due 3/10/2028	500,000	498,540
	Intuit, Inc., 5.25% due 9/15/2026	2,000,000	2,006,640
[a]	Oracle Corp., 4.615% due 9/16/2026	1,700,000	1,664,935
	Salesforce, Inc., 4.50% due 3/15/2028	1,000,000	1,000,290
	Workday, Inc., 3.50% due 4/1/2027	1,000,000	991,090
			11,196,103
	TECHNOLOGY HARDWARE & EQUIPMENT — 1.6%
	Electronic Equipment, Instruments & Components — 0.7%
	Avnet, Inc., 4.625% due 4/15/2026	1,045,000	1,044,770
[a]	WESCO Distribution, Inc., 7.25% due 6/15/2028	750,000	754,260
	Office Electronics — 0.9%
	CDW LLC/CDW Finance Corp., 2.67% due 12/1/2026	2,550,000	2,520,063
			4,319,093
	TELECOMMUNICATION SERVICES — 3.4%
	Diversified Telecommunication Services — 3.0%
[a,c]	Bell Telephone Co. of Canada or Bell Canada, 4.146% due 6/10/2026	2,500,000	2,480,312
[a]	Cox Communications, Inc., 3.35% due 9/15/2026	1,250,000	1,243,837
[a,c]	Deutsche Telekom International Finance BV, 3.60% due 1/19/2027	1,250,000	1,243,338
[a,c]	NBN Co. Ltd., 1.45% due 5/5/2026	1,000,000	997,210
[a,c]	TELUS Corp., 4.191% due 9/4/2026	2,000,000	1,964,900
	Wireless Telecommunication Services — 0.4%
	T-Mobile USA, Inc., 3.75% due 4/15/2027	1,250,000	1,242,438
			9,172,035
	TRANSPORTATION — 1.1%
	Ground Transportation — 0.2%
	Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.227% due 5/14/2026	708,627	707,295
	Transportation Infrastructure — 0.9%
[a]	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.75% due 5/24/2026	2,350,000	2,352,021
			3,059,316
	UTILITIES — 4.7%
	Electric Utilities — 3.3%
	Ameren Corp., 5.70% due 12/1/2026	1,000,000	1,006,870
	Dominion Energy, Inc., Series A, 1.45% due 4/15/2026	945,000	943,535
[a,c]	E.ON SE, 4.071% due 7/6/2026	2,000,000	1,978,880
[c]	Enel Americas SA, 4.00% due 10/25/2026	530,000	528,437
[a,c]	ENEL Finance International NV, 1.625% due 7/12/2026	2,000,000	1,982,840
[c]	Fortis, Inc., 3.055% due 10/4/2026	260,000	258,086
[a]	New York State Electric & Gas Corp., 3.25% due 12/1/2026	750,000	743,970
[a]	Oglethorpe Power Corp., 4.222% due 4/24/2026	1,250,000	1,246,686
	Gas Utilities — 0.8%
[a]	KeySpan Gas East Corp., 2.742% due 8/15/2026	2,250,000	2,236,815
	Multi-Utilities — 0.6%
[a]	Pennsylvania-American Water Co., 7.80% due 9/1/2026	1,500,000	1,519,725
			12,445,844
	TOTAL CORPORATE BONDS (Cost $120,579,084)		120,450,692

	CONVERTIBLE BONDS — 0.5%

See notes to financial statements.	Semi-Annual Financial Statements | 111

Schedule of Investments, Continued

Thornburg Ultra Short Income Fund  |  March 31, 2026 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	SOFTWARE & SERVICES — 0.5%
	Information Technology Services — 0.5%
	Block, Inc., Zero Coupon, due 5/1/2026	$1,411,000	$1,405,314
			1,405,314
	TOTAL CONVERTIBLE BONDS (Cost $1,405,122)		1,405,314

	LONG-TERM MUNICIPAL BONDS — 0.5%
	City of Jersey City GO, Series B, 4.75% due 7/8/2026	1,250,000	1,253,097
	TOTAL LONG-TERM MUNICIPAL BONDS (Cost $1,251,956)		1,253,097

	SHORT-TERM INVESTMENTS — 4.6%
[g]	Thornburg Capital Management Fund	1,230,311	12,303,115
	TOTAL SHORT-TERM INVESTMENTS (Cost $12,303,115)		12,303,115

	TOTAL INVESTMENTS — 100.3% (Cost $267,922,026)		$267,053,326

	LIABILITIES NET OF OTHER ASSETS — (0.3)%		(893,585)

	NET ASSETS — 100.0%		$266,159,741

Footnote Legend

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the aggregate value of these securities in the Fund’s portfolio was $157,944,233, representing 59.34% of the Fund’s net assets.

b	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on March 31, 2026.

c	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

d	Bond in default.

e	Non-income producing.

f	When-issued security.

g	Investment in Affiliates.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities	SOFR	Secured Overnight Financing Rate
CMBS	Commercial Mortgage-Backed Securities	SOFR30A	Secured Overnight Financing Rate 30-Day Average
CMO	Collateralized Mortgage Obligation	SOFRINDX	Secured Overnight Financing Rate Index
DAC	Designated Activity Company	TSFR1M	Term SOFR 1 Month
GO	General Obligation	UMBS	Uniform Mortgage-Backed Securities
Mtg	Mortgage

112 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments

Thornburg Limited Term U.S. Government Fund  |  March 31, 2026 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	U.S. TREASURY SECURITIES — 16.0%
	U.S. Treasury Inflation-Indexed Notes, 1.875% due 1/15/2036	$2,305,981	$2,278,418
	U.S. Treasury Notes,
	1.25% due 4/30/2028	243,000	230,622
	1.875% due 2/15/2032	920,000	815,853
	3.50% due 10/31/2027 - 10/15/2028	1,146,000	1,138,636
	3.625% due 10/31/2030	383,000	378,063
	3.75% due 8/31/2031 - 2/28/2033	1,656,000	1,629,246
	4.00% due 11/15/2035	5,575,000	5,438,238
	U.S. Treasury Strip Coupon, 6.215% due 8/15/2034	1,890,000	1,319,546
	TOTAL U.S. TREASURY SECURITIES (Cost $13,262,846)		13,228,622

	U.S. GOVERNMENT AGENCIES — 6.5%
	Federal Farm Credit Banks Funding Corp., 3.00% due 3/8/2032	715,000	663,413
	HNA Group LLC (Guaranty: Export-Import Bank of the United States), 2.291% due 6/30/2027	358,225	351,962
	Small Business Administration Participation Certificates,
	Series 2007-20D Class 1, 5.32% due 4/1/2027	17,193	17,304
	Series 2007-20F Class 1, 5.71% due 6/1/2027	12,607	12,702
	Series 2007-20I Class 1, 5.56% due 9/1/2027	36,794	37,140
	Series 2007-20K Class 1, 5.51% due 11/1/2027	38,695	39,005
	Series 2008-20G Class 1, 5.87% due 7/1/2028	93,239	94,706
	Series 2011-20G Class 1, 3.74% due 7/1/2031	217,498	214,640
	Series 2011-20K Class 1, 2.87% due 11/1/2031	379,061	366,699
	Series 2014-20H Class 1, 2.88% due 8/1/2034	262,089	249,248
	Series 2015-20B Class 1, 2.46% due 2/1/2035	230,719	215,451
	Series 2015-20I Class 1, 2.82% due 9/1/2035	523,708	493,484
	Series 2017-20I Class 1, 2.59% due 9/1/2037	1,231,077	1,136,987
	Series 2017-20K Class 1, 2.79% due 11/1/2037	666,397	621,751
	Thirax 1 LLC (Guaranty: Export-Import Bank of the United States), 0.968% due 1/14/2033	900,899	799,890
	TOTAL U.S. GOVERNMENT AGENCIES (Cost $5,638,065)		5,314,382

	MORTGAGE BACKED — 68.3%
[a,b]	Federal Agricultural Mortgage Corp. Mtg Trust, Whole Loan Securities Trust CMO, Series 2021-1 Class A, 2.18% due 1/25/2051	3,610,606	2,983,529
	Federal Home Loan Mortgage Corp., Pool WN2511, 4.90% due 11/1/2032	2,250,000	2,301,403
	Federal Home Loan Mtg Corp.,
[b]	Pool 1L0049, 6.025% (H15T1Y + 2.15%) due 2/1/2046	433,983	443,038
	Pool D98887, 3.50% due 1/1/2032	129,709	127,893
	Pool E09025, 2.50% due 3/1/2028	10,690	10,528
	Pool J37586, 3.50% due 9/1/2032	87,762	86,355
	Pool RE6097, 2.00% due 5/1/2051	1,846,412	1,458,632
	Pool RE6119, 2.50% due 12/1/2051	1,605,896	1,320,632
	Pool SE9046, 3.00% due 12/1/2051	1,825,965	1,609,980
	Pool T61943, 3.50% due 8/1/2045	73,620	68,418
	Pool T65457, 3.00% due 1/1/2048	357,429	318,888
	Pool WN2382, 4.34% due 6/1/2028	565,000	565,494
	Federal Home Loan Mtg Corp., CMO REMIC,
	Series 3922 Class PQ, 2.00% due 4/15/2041	13,489	13,343
[b]	Series 4105 Class FG, 4.187% (SOFR30A + 0.51%) due 9/15/2042	373,790	369,439
	Series 4120 Class TC, 1.50% due 10/15/2027	78,755	77,368
	Series 4120 Class UE, 2.00% due 10/15/2027	119,978	118,186
	Series 5469 Class QA, 4.50% due 11/25/2054	514,806	509,491
	Series 5558 Class EV, 5.00% due 6/25/2036	473,727	480,134
	Federal Home Loan Mtg Corp., Multifamily Structured Pass-Through Certificates, CMBS,
	Series K095 Class A2, 2.785% due 6/25/2029	577,000	554,814
	Series KHG1 Class A3, 3.341% due 12/25/2027	286,531	282,978
	Series KJ46 Class A2, 4.796% due 10/25/2031	216,000	220,414
[b]	Series KJ47 Class A2, 5.43% due 6/25/2031	149,000	154,723
	Series KJ48 Class A2, 5.028% due 10/25/2031	379,000	389,265
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
[b]	Series 2017-3 Class HA, 3.25% due 7/25/2056	694,145	657,503
[b]	Series 2017-4 Class HT, 3.25% due 6/25/2057	2,241,101	2,030,890
	Series 2017-4 Class MT, 3.50% due 6/25/2057	504,634	462,048

See notes to financial statements.	Semi-Annual Financial Statements | 113

Schedule of Investments, Continued

Thornburg Limited Term U.S. Government Fund  |  March 31, 2026 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

[b]	Series 2018-1 Class HA, 3.00% due 5/25/2057	$867,819	$816,427
[b]	Series 2018-2 Class HA, 3.00% due 11/25/2057	452,677	431,867
	Series 2018-3 Class HA, 3.00% due 8/25/2057	637,414	596,852
	Series 2018-4 Class HA, 3.00% due 3/25/2058	815,183	764,045
	Series 2018-4 Class MA, 3.50% due 3/25/2058	519,162	502,535
	Series 2019-2 Class MA, 3.50% due 8/26/2058	1,337,857	1,286,756
	Series 2019-3 Class MA, 3.50% due 10/25/2058	498,495	482,921
	Series 2019-4 Class MA, 3.00% due 2/25/2059	809,996	759,799
	Series 2020-1 Class MA, 2.50% due 8/25/2059	1,157,296	1,078,476
	Series 2020-2 Class MA, 2.00% due 11/25/2059	1,164,122	1,043,562
	Series 2020-3 Class MA, 2.00% due 5/25/2060	380,944	341,076
	Series 2020-3 Class MT, 2.00% due 5/25/2060	535,708	418,195
	Series 2022-1 Class MTU, 3.25% due 11/25/2061	889,366	766,441
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool RA6808, 3.00% due 2/1/2052	857,484	758,060
	Pool SB8010, 2.50% due 10/1/2034	359,494	340,321
	Pool SB8030, 2.00% due 12/1/2034	586,616	543,684
	Pool SB8502, 2.00% due 8/1/2035	348,698	323,751
	Pool ZS4730, 3.50% due 8/1/2047	626,658	583,087
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO,
	Series 2015-SC02 Class 2A, 3.50% due 9/25/2045	178,775	162,893
	Series 2016-SC01 Class 1A, 3.00% due 7/25/2046	664,043	590,629
	Series 2016-SC01 Class 2A, 3.50% due 7/25/2046	209,748	193,390
	Series 2016-SC02 Class 2A, 3.50% due 10/25/2046	138,059	126,800
	Series 2017-SC01 Class 1A, 3.00% due 12/25/2046	1,168,899	1,029,643
	Series 2017-SC01 Class 2A, 3.50% due 12/25/2046	418,445	383,309
	Series 2017-SC02 Class 1A, 3.00% due 5/25/2047	258,016	227,279
	Series 2017-SC02 Class 2A, 3.50% due 5/25/2047	114,142	104,684
	Federal National Mtg Assoc.,
[b]	Pool 895572, 6.445% (RFUCCT1Y + 1.82%) due 6/1/2036	41,805	43,190
	Pool BF0130, 3.50% due 8/1/2056	273,664	251,059
	Pool BF0144, 3.50% due 10/1/2056	391,805	364,169
[b]	Pool BH4524, 3.913% (5-Yr. CMT + 1.15%) due 6/1/2046	1,140,523	1,109,514
[b]	Pool BM6885, 1.592% (2.20% - SOFR30A) due 12/1/2051	393,152	375,491
	Pool BM6983, 3.00% due 3/1/2052	951,917	806,730
	Pool BS6056, 3.85% due 8/1/2032	290,000	280,491
	Pool BZ4611, 5.425% due 11/1/2032	497,644	517,761
[b]	Pool CB2214, 1.531% (2.20% - SOFR30A) due 11/1/2051	431,924	414,404
[b]	Federal National Mtg Assoc., CMBS, Series 2018-SB47 Class A5H, 4.483% (SOFR30A + 0.81%) due 1/25/2038	250,449	249,984
	Federal National Mtg Assoc., CMO REMIC,
[b]	Series 2009-17 Class AH, 0.475% due 3/25/2039	154,587	128,456
	Series 2011-70 Class CA, 3.00% due 8/25/2026	53,468	53,155
[b]	Series 2013-81 Class FW, 4.076% (SOFR30A + 0.41%) due 1/25/2043	613,701	608,291
[b]	Series 2013-92 Class FA, 4.326% (SOFR30A + 0.66%) due 9/25/2043	450,458	448,079
	Series 2024-25 Class VB, 5.50% due 3/25/2035	457,849	473,219
	Series 2024-70 Class MP, 4.50% due 10/25/2054	439,853	434,887
	Series 2025-90 Class PC, 4.00% due 10/25/2055	348,557	337,397
	Federal National Mtg Assoc., Grantor Trust, CMO, Series 2017-T1 Class A, 2.898% due 6/25/2027	987,310	971,503
	Federal National Mtg Assoc., UMBS Collateral,
	Pool AJ1752, 3.50% due 9/1/2026	21,452	21,362
	Pool AL6582, 3.50% due 4/1/2030	172,910	171,191
	Pool AL9445, 3.00% due 7/1/2031	5,275	5,171
	Pool AS9749, 4.00% due 6/1/2047	228,130	218,185
	Pool AU2669, 2.50% due 10/1/2028	127,759	125,156
	Pool BM4864, 3.50% due 5/1/2033	383,677	378,139
	Pool CA0942, 2.50% due 12/1/2032	441,672	423,693
	Pool CA4102, 3.50% due 8/1/2029	185,832	183,663
	Pool CA5271, 2.50% due 3/1/2035	621,314	589,519
	Pool FM1523, 2.50% due 8/1/2029	141,731	139,107
	Pool FM2831, 2.50% due 5/1/2032	641,055	620,710
	Pool FM3494, 2.50% due 4/1/2048	309,285	269,612
	Pool FM4936, 2.00% due 12/1/2035	949,859	881,025
	Pool FM5458, 1.50% due 12/1/2035	958,569	864,892

114 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term U.S. Government Fund  |  March 31, 2026 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	Pool FS0916, 3.00% due 3/1/2052	$872,127	$767,134
	Pool FS6212, 1.50% due 5/1/2032	229,266	216,688
	Pool MA2353, 3.00% due 8/1/2035	429,342	410,376
	Pool MA3465, 4.00% due 9/1/2038	258,315	253,290
	Pool MA3681, 3.00% due 6/1/2034	188,227	181,397
	Pool MA3896, 2.50% due 1/1/2035	62,519	59,056
	Pool MA4390, 2.00% due 7/1/2031	1,773,643	1,702,171
	Pool MA5464, 4.50% due 8/1/2039	772,133	767,219
	Pool MA5581, 3.50% due 12/1/2039	536,050	516,773
	Pool MA5886, 5.00% due 11/1/2040	937,616	944,647
	Government National Mtg Assoc.,
[b]	Pool 894205, 5.375% (H15T1Y + 1.50%) due 8/20/2039	71,617	72,199
[b]	Pool MA0100, 5.625% (H15T1Y + 1.50%) due 5/20/2042	100,017	102,019
	Pool MA0907, 2.00% due 4/20/2028	127,278	124,666
	Government National Mtg Assoc., CMBS,
	Series 2022-147 Class B, 2.20% due 10/16/2063	1,250,000	880,581
	Series 2023-104 Class AD, 4.00% due 1/16/2065	409,454	392,320
	Government National Mtg Assoc., CMO,
	Series 2016-H04 Class HA, 2.25% due 7/20/2065	111,187	106,394
	Series 2017-186 Class VA, 3.00% due 2/20/2031	683,249	678,754
	Series 2025-110 Class L, 1.00% due 6/20/2051	361,429	328,775
	Series 2025-139 Class DT, 5.00% due 3/20/2065	252,705	253,799
	Seasoned Loans Structured Transaction Trust, Whole Loan Securities Trust CMO,
	Series 2020-2 Class A1C, 2.00% due 9/25/2030	1,420,122	1,316,682
	Series 2020-2 Class A1D, 1.75% due 9/25/2030	1,420,122	1,322,321
	TOTAL MORTGAGE BACKED (Cost $59,750,549)		56,428,334

	CORPORATE BONDS — 3.2%

	UTILITIES — 3.2%
	Electric Utilities — 3.2%
[a]	Caledonia Generating LLC, 1.95% due 2/28/2034	2,938,165	2,627,895
			2,627,895
	TOTAL CORPORATE BONDS (Cost $2,871,023)		2,627,895

	SHORT-TERM INVESTMENTS — 0.7%
	MUTUAL FUND — 0.1%
[c]	State Street Institutional Treasury Money Market Fund, Premier Class, 3.60%	70,442	70,442
	TOTAL MUTUAL FUND (Cost $70,442)		70,442

	U.S. TREASURY SECURITIES — 0.6%
	U.S. Treasury Bills,
	3.684% due 4/21/2026	100,000	99,799
	3.688% due 4/9/2026	450,000	449,638
	TOTAL U.S. TREASURY SECURITIES (Cost $549,437)		549,437
	TOTAL SHORT-TERM INVESTMENTS (Cost $619,879)		619,879

	TOTAL INVESTMENTS — 94.7% (Cost $82,142,362)		$78,219,112

	OTHER ASSETS LESS LIABILITIES — 5.3%		4,372,498

	NET ASSETS — 100.0%		$82,591,610

Footnote Legend

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the aggregate value of these securities in the Fund’s portfolio was $5,611,424, representing 6.79% of the Fund’s net assets.

b	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on March 31, 2026.

c	Rate represents the money market fund annualized seven-day yield at March 31, 2026.

See notes to financial statements.	Semi-Annual Financial Statements | 115

Schedule of Investments, Continued

Thornburg Limited Term U.S. Government Fund  |  March 31, 2026 (Unaudited)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
CMBS	Commercial Mortgage-Backed Securities	REMIC	Real Estate Mortgage Investment Conduit
CMO	Collateralized Mortgage Obligation	RFUCCT1Y	Refinitiv USD Interbank Offered Rate Consumer Cash Fallbacks Term 1 Year
CMT	Constant Maturity Rate	SOFR30A	Secured Overnight Financing Rate 30-Day Average
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year	UMBS	Uniform Mortgage-Backed Securities
Mtg	Mortgage

116 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments

Thornburg Limited Term Income Fund  |  March 31, 2026 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	U.S. TREASURY SECURITIES — 7.6%
	U.S. Treasury Inflation-Indexed Notes, 1.875% due 1/15/2036	$130,290,954	$128,733,571
	U.S. Treasury Notes,
	1.25% due 4/30/2028	18,072,000	17,151,458
	3.50% due 11/30/2030	39,545,000	38,818,979
	3.75% due 11/30/2032 - 2/28/2033	93,585,000	91,574,753
	3.875% due 6/30/2030	26,800,000	26,760,219
	4.00% due 5/31/2030 - 11/15/2035	115,458,000	112,913,151
	4.25% due 5/15/2035	29,032,000	28,954,884
	4.375% due 12/31/2029	25,000,000	25,423,828
	TOTAL U.S. TREASURY SECURITIES (Cost $472,911,282)		470,330,843

	U.S. GOVERNMENT AGENCIES — 0.5%
	Federal Farm Credit Banks Funding Corp., 3.00% due 3/8/2032	19,285,000	17,893,587
[a]	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States), 6.50% due 1/23/2029	6,000,000	6,011,520
	Small Business Administration Participation Certificates,
	Series 2008-20D Class 1, 5.37% due 4/1/2028	104,014	105,147
	Series 2009-20E Class 1, 4.43% due 5/1/2029	67,360	67,540
	Series 2009-20K Class 1, 4.09% due 11/1/2029	570,937	569,467
	Series 2011-20E Class 1, 3.79% due 5/1/2031	809,326	800,305
	Series 2011-20F Class 1, 3.67% due 6/1/2031	174,516	172,027
	Series 2011-20G Class 1, 3.74% due 7/1/2031	869,993	858,559
	Series 2011-20I Class 1, 2.85% due 9/1/2031	1,686,733	1,628,226
	Series 2011-20K Class 1, 2.87% due 11/1/2031	1,475,494	1,427,376
	Series 2012-20D Class 1, 2.67% due 4/1/2032	1,208,580	1,156,300
	Series 2012-20J Class 1, 2.18% due 10/1/2032	955,829	899,488
	Series 2012-20K Class 1, 2.09% due 11/1/2032	762,113	716,456
	TOTAL U.S. GOVERNMENT AGENCIES (Cost $32,386,026)		32,305,998

	OTHER GOVERNMENT — 0.5%
[a,b]	Bermuda Government International Bonds, 2.375% due 8/20/2030	4,000,000	3,612,120
[a,b]	Eagle Funding Luxco SARL, 5.50% due 8/17/2030	5,000,000	5,018,950
[a]	Mexico Government International Bonds, 5.375% due 3/22/2033	5,000,000	4,878,700
	Saudi Government International Bonds,
[a,b]	4.125% due 1/12/2029	5,737,000	5,647,159
[a,b]	5.125% due 1/13/2028	11,200,000	11,293,520
	TOTAL OTHER GOVERNMENT (Cost $30,889,549)		30,450,449

	MORTGAGE BACKED — 37.3%
	Ajax Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2019-F Class A1, 2.86% due 7/25/2059	3,096,353	3,062,882
[b,c]	Series 2021-A Class A1, 1.065% due 9/25/2065	2,060,383	1,915,911
[b,c]	Series 2021-E Class A1, 1.74% due 12/25/2060	6,424,747	5,621,270
[b,c]	Series 2022-A Class A1, 3.50% due 10/25/2061	8,321,698	8,084,062
[b,c]	Series 2023-C Class A1, 3.50% due 5/25/2063	5,754,253	5,557,784
	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-2 Class A3, 5.00% due 1/26/2065	3,231,877	3,220,560
[b,c]	Series 2023-1 Class A1, 4.75% due 9/26/2067	10,813,867	10,773,892
[b,c]	Series 2023-2 Class A1, 4.65% due 10/25/2067	3,861,602	3,859,169
[a,b,c]	Arbor Realty Commercial Real Estate Notes Ltd., CMBS, Series 2022-FL1 Class A, 5.122% (SOFR30A + 1.45%) due 1/15/2037	5,301,549	5,301,550
	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2019-1 Class A1, 3.805% due 1/25/2049	1,917,804	1,863,630
[b,c]	Series 2019-1 Class A3, 4.208% due 1/25/2049	1,003,666	983,025
[b,c]	Series 2019-2 Class A1, 3.347% due 4/25/2049	863,999	831,331
[b,c]	Series 2019-3 Class A1, 2.962% due 10/25/2048	2,383,236	2,270,831
[b]	Series 2020-1 Class A2, 2.927% due 3/25/2055	6,518,000	6,208,051
[b]	Series 2020-1 Class A3, 3.328% due 3/25/2055	4,500,000	4,187,142
[b]	Series 2020-1 Class M1, 4.277% due 3/25/2055	3,189,000	2,904,938
[b,c]	Series 2021-1R Class A1, 1.175% due 10/25/2048	4,884,240	4,385,827
[b]	Series 2022-1 Class M1, 3.65% due 12/25/2056	7,338,000	6,056,766

See notes to financial statements.	Semi-Annual Financial Statements | 117

Schedule of Investments, Continued

Thornburg Limited Term Income Fund  |  March 31, 2026 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	ATLX Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2024-RPL1 Class A1, 3.85% due 4/25/2064	$10,730,098	$10,620,383
[b,c]	Series 2024-RPL2 Class A1, 3.85% due 4/25/2063	6,924,130	6,807,635
[b,c]	BPR Trust, CMBS, Series 2023-BRK2 Class A, 6.899% due 10/5/2038	4,250,000	4,354,138
	BRAVO Residential Funding Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2023-NQM5 Class A1, 6.505% due 6/25/2063	4,873,269	4,877,856
[b,c]	Series 2024-NQM2 Class A1, 6.285% due 2/25/2064	3,485,323	3,504,685
[b,c]	Series 2024-NQM4 Class A1A, 4.35% due 1/25/2060	17,378,700	17,191,536
[b,c]	Bunker Hill Loan Depositary Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class A3, 3.253% due 2/25/2055	3,285,000	3,212,130
[b,c]	BX Trust, CMBS, Series 2025-LIFE Class A, 5.884% due 6/13/2047	14,750,000	14,610,027
[b]	Century Plaza Towers, CMBS, Series 2019-CPT Class A, 2.865% due 11/13/2039	4,800,000	4,433,479
[b,c]	Chase Home Lending Mortgage Trust, Whole Loan Securities Trust CMO, Series 2024-9 Class A2, 5.50% due 9/25/2055	1,571,319	1,561,526
	Chase Mortgage Finance Corp., Whole Loan Securities Trust CMO,
[b,c]	Series 2016-SH1 Class M3, 3.73% due 4/25/2045	1,297,267	1,214,023
[b,c]	Series 2016-SH2 Class M3, 3.75% due 12/25/2045	1,666,587	1,556,017
	CHNGE Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2022-1 Class A1, 4.007% due 1/25/2067	10,508,729	10,136,112
[b,c]	Series 2022-2 Class M1, 4.609% due 3/25/2067	14,163,000	13,400,668
[b,c]	Series 2023-1 Class A1, 7.065% due 3/25/2058	2,808,795	2,803,992
	CIM Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2018-INV1 Class A4, 4.00% due 8/25/2048	524,777	492,319
[b,c]	Series 2024-R1 Class A1, 4.75% due 6/25/2064	9,059,105	9,112,660
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[c]	Series 2004-HYB2 Class B1, 5.726% due 3/25/2034	35,834	10,215
[b,c]	Series 2014-A Class A, 4.00% due 1/25/2035	317,969	310,557
[b,c]	Series 2014-J1 Class B4, 3.601% due 6/25/2044	1,489,969	1,232,947
[b,c]	Series 2021-J2 Class A7A, 2.50% due 7/25/2051	27,831,328	24,987,665
[b]	COMM Mortgage Trust, CMBS, Series 2024-277P Class A, 6.338% due 8/10/2044	6,575,000	6,855,473
	CSMC Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-SPT1 Class A3, 3.734% due 4/25/2065	2,454,011	2,430,479
[b,c]	Series 2021-AFC1 Class A1, 0.83% due 3/25/2056	6,230,319	5,050,126
[b,c]	Series 2021-NQM3 Class A1, 1.015% due 4/25/2066	7,529,888	6,611,985
[b,c]	Series 2021-NQM8 Class A1, 2.841% due 10/25/2066	1,681,708	1,516,635
[b,c]	Series 2022-ATH2 Class A1, 4.547% due 5/25/2067	8,547,808	8,515,391
[b,c]	Series 2022-NQM1 Class A1, 3.265% due 11/25/2066	10,264,453	9,305,677
[b]	DC Office Trust, CMBS, Series 2019-MTC Class A, 2.965% due 9/15/2045	7,895,000	7,121,392
[b,c]	Deephaven Residential Mortgage Trust, Whole Loan Securities Trust CMO, Series 2021-1 Class A1, 0.715% due 5/25/2065	1,083,227	1,052,730
	Ellington Financial Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2019-2 Class A1, 2.739% due 11/25/2059	1,277,830	1,245,533
[b,c]	Series 2022-1 Class A1, 2.206% due 1/25/2067	14,267,720	12,649,983
[b,c]	FARM Mortgage Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 4.677% due 10/1/2053	6,489,108	5,946,622
	Federal Home Loan Mtg Corp.,
[c]	Pool 1L0322, 5.881% (H15T1Y + 2.07%) due 2/1/2048	1,751,297	1,804,574
[c]	Pool 760025, 3.694% (5-Yr. CMT + 1.31%) due 10/1/2047	2,785,991	2,747,909
[c]	Pool 841097, 3.873% (5-Yr. CMT + 1.30%) due 9/1/2048	3,834,712	3,767,272
[c]	Pool 841362, 1.702% (2.15% - SOFR30A) due 2/1/2052	5,171,006	4,927,614
[c]	Pool 841377, 1.942% (2.24% - SOFR30A) due 4/1/2052	5,576,835	5,311,071
[c]	Pool 841463, 2.155% (2.18% - SOFR30A) due 7/1/2052	12,680,608	11,517,159
	Pool D98887, 3.50% due 1/1/2032	434,202	428,121
	Pool G16710, 3.00% due 11/1/2030	116,708	114,775
	Pool RE6097, 2.00% due 5/1/2051	23,353,417	18,448,780
[d]	Pool RR0065, 4.00% due 3/1/2041	10,450,646	10,204,084
	Pool SE9046, 3.00% due 12/1/2051	19,621,936	17,300,949
	Pool WN1497, 4.75% due 1/1/2030	21,000,000	21,191,990
	Pool WN2382, 4.34% due 6/1/2028	11,295,000	11,304,876
	Federal Home Loan Mtg Corp., CMO REMIC,
	Series 3195 Class PD, 6.50% due 7/15/2036	82,143	84,400
	Series 3922 Class PQ, 2.00% due 4/15/2041	20,233	20,014
	Series 4120 Class TC, 1.50% due 10/15/2027	102,264	100,463
	Series 5461 Class PA, 4.50% due 8/25/2054	19,494,517	19,309,689
	Series 5462 Class P, 4.50% due 10/25/2054	12,260,524	12,115,759
	Series 5469 Class QA, 4.50% due 11/25/2054	12,086,744	11,961,967
[c]	Series 5502 Class FH, 5.062% (SOFR30A + 1.40%) due 2/25/2055	10,279,054	10,372,704

118 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term Income Fund  |  March 31, 2026 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

[c]	Series 5552 Class PD, 5.00% due 9/25/2054	$17,874,009	$18,092,444
	Series 5558 Class EV, 5.00% due 6/25/2036	5,826,656	5,905,465
	Series 5565 Class QA, 4.50% due 8/25/2055	13,902,547	13,873,790
	Series 5607 Class KT, 4.25% due 11/15/2032	10,098,182	9,994,512
	Series 5638 Class A, 4.00% due 7/25/2054	18,474,151	17,887,260
	Federal Home Loan Mtg Corp., Multifamily Structured Pass-Through Certificates, CMBS,
	Series KJ46 Class A2, 4.796% due 10/25/2031	8,741,000	8,919,619
[c]	Series KJ47 Class A2, 5.43% due 6/25/2031	5,968,000	6,197,211
	Series KJ48 Class A2, 5.028% due 10/25/2031	15,306,000	15,720,548
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
[c]	Series 2017-1 Class HA, 3.00% due 1/25/2056	3,352,747	3,173,315
[c]	Series 2017-3 Class HA, 3.25% due 7/25/2056	5,792,779	5,486,990
[c]	Series 2017-4 Class HT, 3.25% due 6/25/2057	6,007,488	5,443,997
[c]	Series 2018-1 Class HA, 3.00% due 5/25/2057	3,449,581	3,245,299
[c]	Series 2018-2 Class HA, 3.00% due 11/25/2057	7,242,828	6,909,868
	Series 2018-3 Class HA, 3.00% due 8/25/2057	9,178,765	8,594,673
[c]	Series 2018-3 Class MA, 3.50% due 8/25/2057	5,588,005	5,418,223
	Series 2018-4 Class HA, 3.00% due 3/25/2058	8,017,152	7,514,219
	Series 2019-1 Class MA, 3.50% due 7/25/2058	14,915,386	14,419,960
	Series 2019-2 Class MA, 3.50% due 8/26/2058	16,025,919	15,413,791
	Series 2019-3 Class MA, 3.50% due 10/25/2058	7,036,753	6,816,912
	Series 2019-4 Class MA, 3.00% due 2/25/2059	12,496,835	11,722,382
	Series 2020-1 Class MA, 2.50% due 8/25/2059	1,988,905	1,853,447
	Series 2020-2 Class MA, 2.00% due 11/25/2059	15,380,522	13,787,674
	Series 2020-3 Class MA, 2.00% due 5/25/2060	8,765,525	7,848,158
	Series 2020-3 Class MT, 2.00% due 5/25/2060	3,101,752	2,421,347
	Series 2022-1 Class MTU, 3.25% due 11/25/2061	13,052,012	11,248,008
	Series 2024-1 Class MT, 3.00% due 11/25/2063	7,123,607	5,926,056
	Series 2024-2 Class MT, 3.50% due 5/25/2064	6,485,628	5,652,475
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool RA6808, 3.00% due 2/1/2052	9,476,917	8,378,074
	Pool RA7021, 2.50% due 3/1/2052	19,438,138	16,447,749
	Pool RA7373, 3.00% due 5/1/2052	4,805,405	4,253,044
[d]	Pool RQ0064, 5.50% due 11/1/2055	16,965,924	17,049,138
	Pool RQ0094, 5.00% due 2/1/2056	9,375,192	9,246,904
	Pool SD1374, 3.00% due 3/1/2052	12,669,117	11,143,680
	Pool SD4175, 2.50% due 6/1/2052	41,872,942	35,431,153
	Pool SD5171, 2.50% due 1/1/2054	14,320,691	12,117,577
	Pool SD5345, 2.50% due 4/1/2052	20,046,408	17,073,018
	Pool SD6509, 6.00% due 8/1/2054	13,626,456	13,931,684
	Pool SD8140, 2.00% due 4/1/2051	23,071,371	18,744,695
	Pool SD8189, 2.50% due 1/1/2052	12,032,238	10,191,134
	Pool SD8225, 3.00% due 7/1/2052	10,456,252	9,219,010
	Pool SD8367, 5.50% due 10/1/2053	5,193,579	5,238,519
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO,
	Series 2016-SC01 Class 2A, 3.50% due 7/25/2046	804,034	741,327
	Series 2017-SC01 Class 1A, 3.00% due 12/25/2046	7,059,173	6,218,187
	Series 2017-SC02 Class 2A, 3.50% due 5/25/2047	435,166	399,107
	Federal National Mtg Assoc.,
[c]	Pool BH4523, 3.239% (5-Yr. CMT + 1.15%) due 4/1/2047	4,048,098	3,952,106
[c]	Pool BH4524, 3.913% (5-Yr. CMT + 1.15%) due 6/1/2046	7,977,068	7,760,182
[c]	Pool BM6929, 1.928% (2.13% - SOFR30A) due 7/1/2051	3,739,180	3,620,290
	Pool BM7067, 2.50% due 6/1/2051	2,922,662	2,426,077
	Pool BM7629, 1.50% due 9/1/2036	10,798,702	9,606,460
[c]	Pool BO9998, 2.74% (H15T1Y + 2.03%) due 3/1/2048	3,164,719	3,232,713
	Pool BS6056, 3.85% due 8/1/2032	8,922,000	8,629,438
[c]	Pool BU9934, 1.839% (2.37% - SOFR30A) due 2/1/2052	8,049,273	7,279,762
	Pool BZ3061, 5.26% due 2/1/2030	18,830,000	18,981,037
	Pool BZ3689, 4.82% due 4/1/2030	22,990,000	23,289,667
	Pool BZ3998, 4.88% due 6/1/2030	11,823,000	11,980,705
	Pool BZ4611, 5.425% due 11/1/2032	332,426	345,864
[c]	Pool CB2214, 1.531% (2.20% - SOFR30A) due 11/1/2051	4,351,472	4,174,964

See notes to financial statements.	Semi-Annual Financial Statements | 119

Schedule of Investments, Continued

Thornburg Limited Term Income Fund  |  March 31, 2026 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	Federal National Mtg Assoc., CMO REMIC,
[c]	Series 2009-17 Class AH, 0.475% due 3/25/2039	$257,645	$214,094
	Series 2012-129 Class LA, 3.50% due 12/25/2042	970,931	910,112
[c]	Series 2013-81 Class FW, 4.076% (SOFR30A + 0.41%) due 1/25/2043	2,229,863	2,210,205
	Series 2024-25 Class VB, 5.50% due 3/25/2035	9,594,959	9,917,062
	Series 2024-70 Class MP, 4.50% due 10/25/2054	13,625,681	13,471,860
	Series 2025-90 Class PC, 4.00% due 10/25/2055	18,459,214	17,868,156
	Series 2026-7 Class CD, 4.00% due 4/25/2053	23,885,632	23,302,400
	Federal National Mtg Assoc., Grantor Trust, CMO, Series 2017-T1 Class A, 2.898% due 6/25/2027	17,771,575	17,487,058
	Federal National Mtg Assoc., UMBS Collateral,
	Pool AS9749, 4.00% due 6/1/2047	6,550	6,265
	Pool BM4324, 3.50% due 7/1/2033	1,261,325	1,239,884
	Pool BP9550, 2.50% due 7/1/2035	5,346	5,098
	Pool BP9589, 2.50% due 8/1/2035	405,983	387,156
	Pool CB2301, 3.00% due 12/1/2051	25,927,983	22,807,912
	Pool CB3050, 2.50% due 3/1/2052	16,829,126	14,240,110
	Pool FS5447, 2.50% due 9/1/2052	2,357,226	2,000,925
	Pool FS6130, 2.50% due 7/1/2052	16,484,772	13,948,733
	Pool FS6212, 1.50% due 5/1/2032	1,451,049	1,371,445
	Pool FS7577, 2.50% due 1/1/2054	20,037,381	16,954,804
	Pool FS7757, 2.50% due 2/1/2052	17,443,865	14,704,113
	Pool FS7879, 2.50% due 7/1/2052	14,235,308	11,978,867
	Pool MA3465, 4.00% due 9/1/2038	2,316,568	2,271,504
	Pool MA4390, 2.00% due 7/1/2031	656,248	629,803
	Pool MA5138, 5.50% due 9/1/2053	3,644,461	3,676,295
	Pool MA5139, 6.00% due 9/1/2053	2,748,042	2,808,027
	Pool MA5972, 5.50% due 2/1/2056	9,146,759	9,194,817
[b,c]	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-1 Class 2A2, 3.00% due 3/25/2047	775,112	713,798
	GCAT Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2019-NQM3 Class A1, 3.686% due 11/25/2059	1,517,630	1,484,579
[b,c]	Series 2021-CM1 Class A, 2.469% due 4/25/2065	4,637,594	4,477,239
[b,c]	Series 2021-CM2 Class A1, 2.352% due 8/25/2066	11,013,583	10,354,440
[b,c]	Series 2021-NQM4 Class A1, 1.093% due 8/25/2066	9,729,450	8,059,398
	Government National Mtg Assoc.,
	Pool MA7368, 3.00% due 5/20/2051	13,590,169	12,146,608
	Pool MA7706, 3.00% due 11/20/2051	58,833,636	52,556,944
	Pool MA8098, 3.00% due 6/20/2052	97,775,089	87,293,618
	Government National Mtg Assoc., CMBS, Series 2023-104 Class AD, 4.00% due 1/16/2065	22,529,595	21,586,822
	Government National Mtg Assoc., CMO,
	Series 2021-27 Class ED, 1.00% due 2/20/2051	5,738,055	4,442,534
	Series 2025-110 Class L, 1.00% due 6/20/2051	12,804,163	11,647,361
	Series 2025-139 Class DT, 5.00% due 3/20/2065	10,830,218	10,877,109
	Series 2025-177 Class PA, 4.50% due 10/20/2055	17,871,871	17,680,482
	Series 2025-69 Class GJ, 4.50% due 1/20/2054	9,541,303	9,302,719
	GS Mortgage-Backed Securities Corp. Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-PJ2 Class B3, 3.519% due 7/25/2050	4,733,496	4,169,279
[b,c]	Series 2023-CCM1 Class A1, 6.65% due 8/25/2053	7,274,015	7,259,080
	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2023-PJ2 Class A4, 5.50% due 5/25/2053	3,064,431	3,062,615
[b,c]	Series 2024-RPL2 Class A1, 3.75% due 7/25/2061	4,183,586	4,128,673
[b,c]	Series 2024-RPL4 Class A1, 3.90% due 9/25/2061	3,445,294	3,419,519
[b,c]	GSMS Trust, CMBS, Series 2026-DAWN Class A, 5.823% due 4/10/2043	3,900,000	3,897,773
	Harvest Commercial Capital Loan Trust, CMBS, Series 2024-1 Class A, 6.164% due 10/25/2056	12,285,350	12,489,753
	HOMES Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2023-NQM1 Class A1, 6.182% due 1/25/2068	5,612,574	5,598,874
[b,c]	Series 2024-NQM1 Class A1, 5.915% due 7/25/2069	3,143,748	3,160,367
[b,c]	Homeward Opportunities Fund Trust, Whole Loan Securities Trust CMO, Series 2024-RRTL2 Class A1, 5.989% due 9/25/2039	8,276,477	8,280,648
[b,c]	Hudson Yards Mortgage Trust, CMBS, Series 2019-55HY Class A, 2.943% due 12/10/2041	5,870,000	5,493,319
	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-NQM3 Class A1, 1.595% due 11/25/2056	12,434,169	10,698,942
[b,c]	Series 2021-NQM4 Class A1, 2.091% due 1/25/2057	16,093,994	14,317,872
[b,c]	Series 2022-NQM1 Class A1, 2.493% due 2/25/2067	26,964,929	25,096,320
[b,c]	Series 2022-NQM2 Class A1, 4.638% due 3/25/2067	17,543,661	16,881,588

120 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term Income Fund  |  March 31, 2026 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

[b,c]	Series 2022-NQM4 Class A1, 4.767% due 6/25/2067	$20,639,568	$20,566,403
[b,c]	Series 2023-NQM1 Class A2, 6.703% due 2/25/2068	1,066,939	1,064,793
[b,c]	Series 2023-NQM1 Class A3, 7.16% due 2/25/2068	1,682,012	1,679,245
	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2014-IVR3 Class B4, 5.781% due 9/25/2044	855,695	854,481
[b,c]	Series 2018-3 Class B2, 3.698% due 9/25/2048	2,031,428	1,826,356
[b,c]	Series 2018-6 Class B2, 3.902% due 12/25/2048	826,320	767,734
[b,c]	Series 2019-5 Class B3, 4.444% due 11/25/2049	6,940,333	6,640,551
[b,c]	Series 2019-HYB1 Class B3, 5.095% due 10/25/2049	4,959,968	4,986,789
[b,c]	Series 2019-INV2 Class B3A, 3.713% due 2/25/2050	8,376,103	7,361,044
[b,c]	Series 2021-LTV2 Class A1, 2.52% due 5/25/2052	28,706,629	23,842,893
[b,c]	Series 2022- LTV1 Class A1, 3.25% due 7/25/2052	10,713,127	9,409,909
[b,c]	Series 2022-2 Class A6A, 2.50% due 8/25/2052	22,158,479	20,543,625
[b,c]	Series 2022-DSC1 Class A1, 4.75% due 1/25/2063	6,615,052	6,522,470
[b,c]	Series 2024-11 Class A4, 6.00% due 4/25/2055	14,879,681	14,915,223
[b,c]	Series 2025-CCM1 Class A4, 5.50% due 6/25/2055	12,220,114	12,153,326
[b,c]	LEX Mortgage Trust, CMBS, Series 2024-BBG Class A, 4.874% due 10/13/2033	3,740,000	3,728,213
[b]	Manhattan West Mortgage Trust, CMBS, Series 2020-1MW Class A, 2.13% due 9/10/2039	5,769,500	5,558,839
[c]	Merrill Lynch Mortgage Investors Trust, Whole Loan Securities Trust CMO, Series 2004-A4 Class M1, 5.091% due 8/25/2034	70,212	66,611
[b,c]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	455,701	454,131
	MFA Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-NQM2 Class A1, 1.381% due 4/25/2065	2,157,243	2,077,856
[b,c]	Series 2020-NQM3 Class A1, 1.014% due 1/26/2065	1,232,216	1,164,999
[b,c]	Series 2021-AEI1 Class A4, 2.50% due 8/25/2051	13,783,664	12,075,656
[b,c]	Series 2021-INV1 Class A1, 0.852% due 1/25/2056	678,144	660,644
[b,c]	Series 2021-INV2 Class A1, 1.906% due 11/25/2056	15,518,038	14,054,772
[b,c]	Series 2022-CHM1 Class A1, 4.875% due 9/25/2056	13,680,351	13,522,272
[b,c]	Series 2022-INV1 Class A3, 4.25% due 4/25/2066	4,995,000	4,600,820
[b,c]	Series 2022-NQM1 Class A3, 4.20% due 12/25/2066	13,129,000	12,143,785
[b,c]	Series 2022-NQM2 Class A1, 4.00% due 5/25/2067	4,647,801	4,604,701
[b,c]	Series 2023-NQM3 Class A1, 6.617% due 7/25/2068	1,338,324	1,340,006
[b,c]	Series 2024-RPL1 Class A1, 4.25% due 2/25/2066	8,314,415	8,053,551
[b,c]	Mill City Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2023-NQM1 Class A1, 6.05% due 10/25/2067	9,809,992	9,784,983
[b,c]	Mill City Securities Ltd., Whole Loan Securities Trust CMO, Series 2024-RS1 Class A1, 3.00% due 11/1/2069	4,676,513	4,520,118
	Morgan Stanley Bank of America Merrill Lynch Trust, CMBS, Series 2015-C22 Class A4, 3.306% due 4/15/2048	157,057	155,708
[b]	Morgan Stanley Capital I Trust, CMBS, Series 2024-BPR2 Class A, 7.291% due 5/5/2029	7,579,015	7,926,201
[b,c]	Morgan Stanley Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2024-RPL1 Class A1, 4.00% due 6/25/2064	12,543,137	12,436,248
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2017-2A Class A3, 4.00% due 3/25/2057	1,909,133	1,876,606
[b,c]	Series 2017-3A Class A1, 4.00% due 4/25/2057	2,327,610	2,262,316
[b,c]	Series 2017-4A Class A1, 4.00% due 5/25/2057	2,584,397	2,485,581
[b,c]	Series 2017-5A Class A1, 5.293% (TSFR1M + 1.61%) due 6/25/2057	160,520	162,449
[b,c]	Series 2017-6A Class A1, 4.00% due 8/27/2057	1,123,885	1,105,877
[b,c]	Series 2018-1A Class A1A, 4.00% due 12/25/2057	1,362,468	1,342,621
[b,c]	Series 2018-2A Class A1, 4.50% due 2/25/2058	2,246,880	2,249,921
[b,c]	Series 2018-RPL1 Class A1, 3.50% due 12/25/2057	1,373,408	1,351,122
[b,c]	Series 2022-NQM3 Class A1, 3.90% due 4/25/2062	27,628,707	26,170,054
[b,c]	Series 2024-RPL1 Class A, 3.80% due 1/25/2064	21,061,061	19,770,269
[b,c]	Series 2024-RTL1 Class A1, 6.664% due 3/25/2039	12,174,000	12,184,148
[b]	NYC Commercial Mortgage Trust, CMBS, Series 2021-909 Class A, 2.941% due 4/10/2043	4,900,000	4,220,331
[b,c]	NYMT Loan Trust, Whole Loan Securities Trust CMO, Series 2024-BPL2 Class A1, 6.509% due 5/25/2039	8,675,000	8,710,751
	OBX Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-NQM4 Class A1, 1.957% due 10/25/2061	20,622,176	17,752,359
[b,c]	Series 2024-NQM1 Class A1, 5.928% due 11/25/2063	7,990,592	8,012,953
[b,c]	Series 2024-NQM11 Class A1, 5.875% due 6/25/2064	2,755,114	2,771,864
[b,c]	Series 2024-NQM4 Class A1, 6.067% due 1/25/2064	4,806,240	4,832,134
[b]	One Bryant Park Trust, CMBS, Series 2019-OBP Class A, 2.516% due 9/15/2054	18,455,652	17,052,603
[b,c]	PMT Loan Trust, Whole Loan Securities Trust CMO, Series 2025-J3 Class A8, 5.50% due 11/27/2056	4,427,978	4,436,805
[b,c]	PRET Trust, Whole Loan Securities Trust CMO, Series 2024-RPL1 Class A1, 3.90% due 10/25/2063	2,925,610	2,791,657
	PRKCM Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-AFC1 Class A1, 1.51% due 8/25/2056	21,841,749	18,269,743
[b,c]	Series 2021-AFC2 Class A1, 2.071% due 11/25/2056	13,267,342	11,716,122
[b,c]	Series 2023-AFC1 Class A2, 7.002% due 2/25/2058	2,442,116	2,437,813

See notes to financial statements.	Semi-Annual Financial Statements | 121

Schedule of Investments, Continued

Thornburg Limited Term Income Fund  |  March 31, 2026 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

[b,c]	Series 2023-AFC1 Class A3, 7.304% due 2/25/2058	$2,337,711	$2,334,159
[b,c]	Series 2024-HOME1 Class A1, 6.431% due 5/25/2059	7,988,831	8,059,108
	PRPM LLC, Whole Loan Securities Trust CMO,
[b,c]	Series 2024-RPL2 Class A1, 3.50% due 5/25/2054	11,179,807	11,061,348
[b,c]	Series 2025-RPL3 Class A1, 3.25% due 4/25/2055	13,142,291	12,690,508
[b,c]	Series 2025-RPL4 Class A1, 3.00% due 5/25/2055	10,395,455	10,014,727
[b,c]	PRPM Trust, Whole Loan Securities Trust CMO, Series 2022-INV1 Class A1, 4.40% due 4/25/2067	24,097,171	24,002,427
[b,c]	Radian Mortgage Capital Trust, Whole Loan Securities Trust CMO, Series 2024-J2 Class A16, 5.50% due 3/25/2055	3,732,289	3,732,015
	RAMP Trust, Whole Loan Securities Trust CMO, Series 2003-SL1 Class A31, 7.125% due 4/25/2031	127,813	127,547
	Rate Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2022-J1 Class A9, 2.50% due 1/25/2052	40,656,740	36,336,206
[b,c]	Series 2024-J4 Class A5, 5.50% due 12/25/2054	11,799,161	11,834,936
[b,c]	RCKT Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class B3, 3.47% due 2/25/2050	2,813,866	2,556,183
[b]	ROCK Trust, CMBS, Series 2024-CNTR Class A, 5.388% due 11/13/2041	7,700,000	7,829,887
	Seasoned Loans Structured Transaction Trust, Whole Loan Securities Trust CMO,
	Series 2019-2 Class A1C, 2.75% due 9/25/2029	11,487,693	11,024,888
	Series 2019-3 Class A1C, 2.75% due 11/25/2029	1,851,996	1,776,400
	Series 2020-2 Class A1C, 2.00% due 9/25/2030	16,550,136	15,344,648
	Series 2020-2 Class A1D, 1.75% due 9/25/2030	26,541,667	24,713,802
	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO,
[c]	Series 2013-6 Class B4, 3.524% due 5/25/2043	716,584	574,336
[c]	Series 2013-7 Class B4, 3.511% due 6/25/2043	408,200	327,591
[b,c]	Series 2023-3 Class A1, 6.00% due 9/25/2053	2,699,419	2,722,191
[b,c]	Series 2025-10 Class A2, 5.00% due 11/25/2055	10,882,476	10,647,166
[b,c]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 4.938% (TSFR1M + 1.26%) due 5/15/2038	10,872,000	10,825,799
	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-2 Class A1, 1.381% due 5/25/2065	5,621,920	5,177,702
[b,c]	Series 2020-2 Class A2, 1.587% due 5/25/2065	1,096,688	1,014,734
[b,c]	Series 2020-2 Class A3, 1.895% due 5/25/2065	374,421	348,862
[b,c]	Series 2021-2 Class A1, 1.737% due 12/25/2061	11,958,253	10,153,240
[b,c]	Shellpoint Asset Funding Trust, Whole Loan Securities Trust CMO, Series 2013-1 Class A1, 3.75% due 7/25/2043	663,492	637,331
[b,c]	SKY Trust, CMBS, Series 2025-LINE Class A, 6.261% (TSFR1M + 2.59%) due 4/15/2042	2,422,971	2,439,469
[b]	SLG Office Trust, CMBS, Series 2021-OVA Class A, 2.585% due 7/15/2041	13,752,000	12,235,332
	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-3 Class A1, 1.486% due 4/25/2065	1,108,711	1,082,195
[b,c]	Series 2021-5 Class A1, 1.92% due 9/25/2066	17,902,245	15,046,672
[c]	Structured Asset Securities Corp., Mortgage Pass-Through Certificates, Whole Loan Securities Trust CMO, Series 2003-9A Class 2A2, 5.279% due 3/25/2033	182,195	183,222
	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2018-1 Class A1, 3.00% due 1/25/2058	29,723	29,547
[b,c]	Series 2018-2 Class A1, 3.25% due 3/25/2058	2,776,710	2,756,132
[b,c]	Series 2018-6 Class A1A, 3.75% due 3/25/2058	864,679	860,614
[b,c]	Series 2025-R1 Class A1, 4.00% due 11/27/2057	17,528,704	15,681,522
[b,c]	Series 2025-R2 Class A1, 4.50% due 9/25/2064	9,402,494	8,777,200
[b,c]	TRK Trust, Whole Loan Securities Trust CMO, Series 2022-INV2 Class A1, 4.35% due 6/25/2057	17,371,029	17,212,750
[b,c]	Verus Securitization Trust, Whole Loan Securities Trust CMO, Series 2021-R1 Class A1, 0.82% due 10/25/2063	1,636,246	1,560,235
[b,c]	Visio Trust, Whole Loan Securities Trust CMO, Series 2019-2 Class M1, 3.26% due 11/25/2054	1,415,000	1,389,163
	Vista Point Securitization Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-1 Class M1, 4.151% due 3/25/2065	4,603,508	4,584,541
[b,c]	Series 2020-2 Class A1, 1.475% due 4/25/2065	3,263,760	3,161,118
[b,c]	WB Commercial Mortgage Trust, CMBS, Series 2024-HQ Class A, 5.541% due 3/15/2040	4,050,000	4,040,979
[b,c]	WinWater Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2015-3 Class B4, 3.829% due 3/20/2045	764,882	718,754
	TOTAL MORTGAGE BACKED (Cost $2,362,613,457)		2,313,289,514

	ASSET BACKED SECURITIES — 13.2%

	AUTO RECEIVABLES — 4.1%
	ACM Auto Trust,
[b]	Series 2023-2A Class B, 9.85% due 6/20/2030	1,243,675	1,250,791
[b]	Series 2024-2A Class A, 6.06% due 2/20/2029	39,159	39,159
[b]	American Credit Acceptance Receivables Trust, Series 2024-2 Class C, 6.24% due 4/12/2030	2,205,639	2,219,644
[b]	Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A Class A, 6.46% due 4/17/2028	469,547	471,001
[b]	AutoNation Finance Trust, Series 2025-1A Class A2, 4.72% due 4/10/2028	2,875,299	2,878,797

122 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term Income Fund  |  March 31, 2026 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	BMW Vehicle Owner Trust, Series 2024-A Class A3, 5.18% due 2/26/2029	$2,155,648	$2,170,708
	BOF URSA VI Funding Trust I,
[b]	Series 2023-CAR1 Class B, 6.029% due 10/27/2031	837,277	843,116
[b]	Series 2023-CAR2 Class A2, 5.542% due 10/27/2031	510,097	513,141
[b]	Series 2023-CAR2 Class B, 6.029% due 10/27/2031	2,634,819	2,650,004
[b]	BOF VII AL Funding Trust I, Series 2023-CAR3 Class A2, 6.291% due 7/26/2032	3,015,907	3,051,820
	Carvana Auto Receivables Trust,
[b]	Series 2022-N1 Class A2, 3.21% due 12/11/2028	9,408,848	9,340,952
[b]	Series 2024-P1 Class A3, 5.05% due 4/10/2029	2,348,864	2,358,231
	CPS Auto Receivables Trust,
[b]	Series 2022-A Class D, 2.84% due 4/16/2029	284,447	283,774
[b]	Series 2024-A Class C, 5.74% due 4/15/2030	1,556,955	1,564,096
[b]	Series 2024-B Class B, 6.04% due 10/16/2028	2,379,509	2,386,144
	Exeter Automobile Receivables Trust,
	Series 2022-2A Class D, 4.56% due 7/17/2028	11,432,046	11,415,333
	Series 2022-4A Class D, 5.98% due 12/15/2028	4,144,753	4,165,112
	Series 2022-6A Class D, 8.03% due 4/6/2029	3,900,000	3,980,708
	Series 2023-1A Class D, 6.69% due 6/15/2029	3,538,299	3,577,084
	Series 2023-4A Class C, 6.51% due 8/15/2028	1,848,663	1,855,575
	FHF Issuer Trust,
[b]	Series 2024-3A Class A2, 4.94% due 11/15/2030	2,906,435	2,901,868
[b]	Series 2025-2A Class A1, 4.839% due 12/15/2026	3,571,270	3,571,573
[b]	Series 2025-2A Class A2, 5.75% due 5/15/2030	1,250,000	1,255,452
[b]	FHF Trust, Series 2023-1A Class A2, 6.57% due 6/15/2028	472,234	473,822
	Flagship Credit Auto Trust,
[b]	Series 2020-4 Class E, 3.84% due 7/17/2028	5,296,907	5,261,996
[b]	Series 2022-1 Class C, 3.06% due 3/15/2028	1,002,081	999,501
	GLS Auto Receivables Issuer Trust,
[b]	Series 2021-4A Class D, 2.48% due 10/15/2027	6,964,052	6,934,039
[b]	Series 2022-2A Class D, 6.15% due 4/17/2028	7,737,251	7,783,295
[b]	Series 2025-4A Class A2, 4.37% due 10/16/2028	7,604,000	7,608,969
	GM Financial Consumer Automobile Receivables Trust, Series 2023-4 Class A3, 5.78% due 8/16/2028	6,411,340	6,465,076
	Lendbuzz Securitization Trust,
[b]	Series 2023-2A Class A2, 7.09% due 10/16/2028	992,560	1,002,578
[b]	Series 2024-3A Class A2, 4.97% due 10/15/2029	3,595,040	3,593,777
[b]	Series 2026-1A Class A1, 4.176% due 1/15/2027	5,824,133	5,822,672
[b]	Lobel Automobile Receivables Trust, Series 2023-2 Class B, 8.67% due 5/15/2029	1,389,632	1,393,647
[b]	OCCU Auto Receivables Trust, Series 2022-1A Class A4, 5.69% due 11/15/2029	1,080,524	1,087,631
	OneMain Direct Auto Receivables Trust,
[b]	Series 2022-1A Class A1, 4.65% due 3/14/2029	467,964	468,083
[b]	Series 2023-1A Class A, 5.41% due 11/14/2029	6,871,133	6,912,561
[b]	Porsche Financial Auto Securitization Trust, Series 2023-2A Class A3, 5.79% due 1/22/2029	2,945,834	2,965,773
[b]	Prestige Auto Receivables Trust, Series 2021-1A Class D, 2.08% due 2/15/2028	4,347,655	4,298,491
	Research-Driven Pagaya Motor Asset Trust,
[b]	Series 2025-4A Class A1, 4.731% due 7/27/2026	1,815,515	1,815,859
[b]	Series 2026-1A Class A2, 4.515% due 1/25/2035	9,592,000	9,586,295
	Research-Driven Pagaya Motor Trust,
[b]	Series 2025-5A Class A2, 4.575% due 6/26/2034	13,102,000	13,096,282
[b]	Series 2025-6A Class A2, 4.705% due 8/25/2034	16,850,000	16,857,797
[b]	SAFCO Auto Receivables Trust, Series 2025-1A Class A, 5.46% due 9/10/2029	7,467,552	7,487,114
[b]	Santander Bank Auto Credit-Linked Notes, Series 2022-C Class F, 14.592% due 12/15/2032	1,312,279	1,324,337
	Santander Drive Auto Receivables Trust,
	Series 2025-4 Class A2, 4.28% due 1/15/2029	18,035,979	18,049,674
	Series 2026-1 Class A2, 4.04% due 3/15/2029	6,100,000	6,096,402
	Tricolor Auto Securitization Trust,
[b,e,f]	Series 2023-1A Class D, 8.56% due 7/15/2027	597,860	558,042
[b,e,f]	Series 2024-2A Class A, 6.36% due 12/15/2027	1,303,958	1,204,074
[b,e,f]	Series 2024-3A Class A, 5.22% due 6/15/2028	1,355,586	1,159,569
[b]	USAA Auto Owner Trust, Series 2023-A Class A3, 5.58% due 5/15/2028	11,572,671	11,625,196
	Veros Auto Receivables Trust,
[b]	Series 2024-1 Class A, 6.28% due 11/15/2027	513,375	514,004
[b]	Series 2025-1 Class A, 5.31% due 9/15/2028	5,338,973	5,347,777
[b]	Series 2026-1 Class A, 4.53% due 8/15/2028	5,575,827	5,573,345

See notes to financial statements.	Semi-Annual Financial Statements | 123

Schedule of Investments, Continued

Thornburg Limited Term Income Fund  |  March 31, 2026 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	Westlake Automobile Receivables Trust,
[b]	Series 2022-2A Class D, 5.48% due 9/15/2027	$5,570,011	$5,580,034
[b]	Series 2022-2A Class E, 6.00% due 12/15/2027	18,528,000	18,649,181
			252,340,976
	CREDIT CARD — 0.3%
[b]	Continental Finance Credit Card ABS Master Trust, Series 2024-A Class A, 5.78% due 12/15/2032	10,000,000	10,050,461
[b]	Mercury Financial Credit Card Master Trust, Series 2024-2A Class A, 6.56% due 7/20/2029	9,800,000	9,810,118
			19,860,579
	OTHER ASSET BACKED — 6.4%
[b]	ACHD Trust, Series 2025-DS1 Class A, 5.978% due 1/9/2034	2,610,508	2,612,409
[b]	Affirm Asset Securitization Trust, Series 2025-X2 Class A, 4.45% due 10/15/2030	4,821,878	4,825,430
	AMCR ABS Trust,
[b]	Series 2024-A Class A, 6.26% due 8/18/2031	41,802	41,823
[b,d]	Series 2026-A Class A, 5.52% due 5/18/2033	6,400,000	6,407,957
[b]	AMDR ABS Trust, Series 2025-1A Class A, 6.378% due 12/19/2033	2,719,723	2,725,229
	Aqua Finance Trust,
[b]	Series 2020-AA Class A, 1.90% due 7/17/2046	4,852,489	4,510,826
[b]	Series 2020-AA Class C, 3.97% due 7/17/2046	4,033,569	3,853,988
[b]	Series 2021-A Class A, 1.54% due 7/17/2046	4,005,112	3,680,046
[b]	Auxilior Term Funding LLC, Series 2023-1A Class A2, 6.18% due 12/15/2028	256,599	257,208
[b]	BHG Securitization Trust, Series 2022-A Class C, 3.08% due 2/20/2035	8,485,000	8,385,812
[b]	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C Class A, 6.05% due 1/20/2031	5,704,000	5,769,358
[b]	Crossroads Asset Trust, Series 2025-A Class A2, 4.91% due 2/20/2032	6,071,912	6,108,060
[b]	DailyPay Securitization Trust, Series 2025-1A Class A, 5.63% due 6/26/2028	10,075,000	10,104,615
[b]	DataBank Issuer LLC, Series 2024-1A Class A2, 5.30% due 1/26/2054	13,300,000	13,112,603
[b]	Dext ABS LLC, Series 2023-2 Class A2, 6.56% due 5/15/2034	337,280	338,087
[b]	Diamond Infrastructure Funding LLC, Series 2021-1A Class A, 1.76% due 4/15/2049	36,000,000	35,192,819
[b]	Diamond Issuer LLC, Series 2021-1A Class A, 2.305% due 11/20/2051	27,894,000	27,021,381
[a,b]	ECAF I Ltd., Series 2015-1A Class A2, 4.947% due 6/15/2040	1,198,914	1,111,525
[b]	EverBright Solar Trust, Series 2024-A Class A, 6.43% due 6/22/2054	7,794,421	6,596,507
	Foundation Finance Trust,
[b]	Series 2021-1A Class A, 1.27% due 5/15/2041	6,516,186	6,142,389
[b]	Series 2021-2A Class A, 2.19% due 1/15/2042	4,546,820	4,306,292
	FREED ABS Trust,
[b]	Series 2022-3FP Class D, 7.36% due 8/20/2029	1,251,797	1,253,430
[b]	Series 2022-4FP Class D, 7.40% due 12/18/2029	151,089	151,089
	Goldman Home Improvement Trust Issuer Trust,
[b]	Series 2021-GRN2 Class A, 1.15% due 6/25/2051	2,037,131	2,012,695
[b]	Series 2022-GRN1 Class A, 4.50% due 6/25/2052	1,552,121	1,551,416
	Goodgreen Trust,
[b]	Series 2020-1A Class A, 2.63% due 4/15/2055	8,072,723	6,839,338
[b]	Series 2021-1A Class A, 2.66% due 10/15/2056	13,156,974	10,909,392
	GoodLeap Sustainable Home Solutions Trust,
[b]	Series 2021-3CS Class A, 2.10% due 5/20/2048	12,039,327	9,298,923
[b]	Series 2021-4GS Class A, 1.93% due 7/20/2048	15,705,501	12,207,039
[b]	Series 2021-5CS Class A, 2.31% due 10/20/2048	6,577,335	5,099,650
	GreenSky Home Improvement Issuer Trust,
[b]	Series 2024-1 Class A2, 5.88% due 6/25/2059	619,218	622,299
[b]	Series 2024-2 Class A2, 5.25% due 10/27/2059	417,891	418,846
[b]	Series 2025-2A Class A2, 4.93% due 6/25/2060	4,254,238	4,267,478
[b,c]	Harvest SBA Loan Trust, Series 2024-1 Class A, 6.00% (SOFR30A + 2.25%) due 12/25/2051	4,163,122	4,202,912
	HERO Funding Trust,
[b]	Series 2015-1A Class A, 3.84% due 9/21/2040	1,429,507	1,361,406
[b]	Series 2017-2A Class A1, 3.28% due 9/20/2048	312,229	287,271
[b]	Hilton Grand Vacations Trust, Series 2020-AA Class A, 2.74% due 2/25/2039	279,989	275,958
[b]	InStar Leasing III LLC, Series 2021-1A Class A, 2.30% due 2/15/2054	8,010,566	7,642,403
[b]	Lendmark Funding Trust, Series 2021-1A Class A, 1.90% due 11/20/2031	870,000	852,056
[b]	Loanpal Solar Loan Ltd., Series 2021-1GS Class A, 2.29% due 1/20/2048	17,183,778	13,084,494
[b]	M&T Equipment Notes, Series 2023-1A Class A3, 5.74% due 7/15/2030	5,230,694	5,251,944
	Marlette Funding Trust,
[b]	Series 2023-2A Class C, 6.96% due 6/15/2033	285,570	286,002
[b]	Series 2025-1A Class A, 4.75% due 7/16/2035	2,724,179	2,725,862

124 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term Income Fund  |  March 31, 2026 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

[b]	MMP Capital LLC, Series 2025-A Class A, 5.36% due 12/15/2031	$2,640,983	$2,653,613
[b]	Momnt Technologies Trust, Series 2023-1A Class A, 6.92% due 3/20/2045	452,753	454,583
	Mosaic Solar Loan Trust,
[b]	Series 2019-1A Class A, 4.37% due 12/21/2043	706,989	669,432
[b]	Series 2020-1A Class A, 2.10% due 4/20/2046	2,358,567	2,072,788
[b]	NMEF Funding LLC, Series 2025-B Class A2, 4.64% due 1/18/2033	4,785,255	4,799,893
	Oportun Funding Trust,
[b]	Series 2024-3 Class B, 5.48% due 8/15/2029	1,804,106	1,804,921
[b]	Series 2025-1 Class A, 4.96% due 8/16/2032	1,128,872	1,129,387
[b]	Oportun Issuance Trust, Series 2021-C Class A, 2.18% due 10/8/2031	3,747,719	3,697,988
	Pagaya AI Debt Grantor Trust,
[b,c]	Series 2024-10 Class ABC, 5.639% due 6/15/2032	2,945,171	2,951,769
[b]	Series 2024-9 Class A, 5.065% due 3/15/2032	2,127,383	2,132,010
[b]	Series 2026-1 Class A1, 4.228% due 2/15/2027	7,807,000	7,804,780
[b]	Series 2026-2 Class A1, 4.522% due 4/15/2027	10,500,000	10,500,000
[b]	Pawnee Equipment Receivables LLC, Series 2022-1 Class C, 6.01% due 7/17/2028	2,771,000	2,771,256
[b]	PowerPay Issuance Trust, Series 2024-1A Class A, 6.53% due 2/18/2039	3,562,421	3,639,478
[b]	RCKT Trust, Series 2025-1A Class A, 4.90% due 7/25/2034	1,311,823	1,314,755
	Reach ABS Trust,
[b]	Series 2024-1A Class B, 6.29% due 2/18/2031	428,397	430,764
[b]	Series 2024-2A Class A, 5.88% due 7/15/2031	860,288	862,945
[b]	Series 2025-1A Class A, 4.96% due 8/16/2032	4,832,020	4,840,781
[b]	Series 2025-2A Class A, 4.93% due 8/18/2032	3,984,713	4,000,504
[b]	Series 2026-1A Class A, 4.32% due 2/15/2033	7,273,864	7,275,498
[b]	Retained Vantage Data Centers Issuer LLC, Series 2023-1A Class A2A, 5.00% due 9/15/2048	12,300,000	12,238,319
[b]	Service Experts Issuer LLC, Series 2021-1A Class A, 2.67% due 2/2/2032	4,080,605	4,014,525
[b]	SoFi Consumer Loan Program Trust, Series 2025-2 Class A, 4.82% due 6/25/2034	1,611,204	1,614,930
[b]	SpringCastle America Funding LLC, Series 2020-AA Class A, 1.97% due 9/25/2037	7,902,728	7,490,335
[b]	Sunbit Asset Securitization Trust, Series 2025-1 Class A, 5.36% due 7/15/2030	5,500,000	5,539,081
[b]	Sunnova Hestia I Issuer LLC, Series 2023-GRID1 Class 1A, 5.75% due 12/20/2050	8,457,809	8,295,161
[b]	Sunnova Hestia II Issuer LLC, Series 2024-GRID1 Class 1A, 5.63% due 7/20/2051	8,627,422	8,419,350
[b]	Tesla Sustainable Energy Trust, Series 2024-1A Class A2, 5.08% due 6/21/2050	6,106,713	6,111,110
	Upgrade Master Pass-Thru Trust,
[b]	Series 2025-ST4 Class A, 5.495% due 8/16/2032	3,862,283	3,876,624
[b]	Series 2025-ST5 Class A, 4.794% due 9/15/2032	3,573,849	3,574,922
	Upstart Securitization Trust,
[b]	Series 2023-2 Class B, 7.92% due 6/20/2033	1,127,390	1,129,287
[b]	Series 2023-3 Class A, 6.90% due 10/20/2033	60,313	60,367
[b]	Series 2023-3 Class B, 8.25% due 10/20/2033	10,990,000	11,204,107
[b]	Series 2024-1 Class A, 5.33% due 11/20/2034	3,535,039	3,536,005
[b]	Series 2025-1 Class A, 5.45% due 4/20/2035	3,952,043	3,955,921
[b]	Series 2025-2 Class A2, 5.22% due 6/20/2035	4,799,362	4,814,974
			395,388,430
	STUDENT LOAN — 2.4%
[b]	Ascent Education Funding Trust, Series 2024-A Class A, 6.14% due 10/25/2050	6,461,844	6,592,856
	College Ave Student Loans LLC,
[b,c]	Series 2021-A Class A1, 4.893% (TSFR1M + 1.21%) due 7/25/2051	4,909,968	4,887,875
[b]	Series 2021-A Class A2, 1.60% due 7/25/2051	1,135,440	1,049,386
[b,c]	Series 2021-C Class A1, 4.693% (TSFR1M + 1.01%) due 7/26/2055	8,884,331	8,756,992
	Commonbond Student Loan Trust,
[b]	Series 2018-CGS Class A1, 3.87% due 2/25/2046	886,219	860,101
[b]	Series 2020-1 Class A, 1.69% due 10/25/2051	5,952,520	5,471,717
[b]	Series 2021-AGS Class A, 1.20% due 3/25/2052	7,204,754	6,122,176
[b]	Series 2021-BGS Class A, 1.17% due 9/25/2051	6,385,674	5,561,811
	MPOWER Education Trust,
[b]	Series 2024-A Class A, 6.78% due 7/22/2041	5,208,004	5,309,277
[b]	Series 2025-A Class A, 6.62% due 7/21/2042	6,082,958	6,145,011
	Navient Private Education Refi Loan Trust,
[b,c]	Series 2019-D Class A2B, 4.837% (TSFR1M + 1.16%) due 12/15/2059	4,025,686	4,014,160
[b]	Series 2021-A Class A, 0.84% due 5/15/2069	1,596,859	1,462,903
[b]	Series 2022-BA Class A, 4.16% due 10/15/2070	13,554,885	13,164,976

See notes to financial statements.	Semi-Annual Financial Statements | 125

Schedule of Investments, Continued

Thornburg Limited Term Income Fund  |  March 31, 2026 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	Navient Student Loan Trust,
[c]	Series 2014-1 Class A3, 4.286% (SOFR30A + 0.62%) due 6/25/2031	$2,370,603	$2,344,057
[b,c]	Series 2019-BA Class A2B, 4.767% (TSFR1M + 1.09%) due 12/15/2059	480,647	478,789
	Nelnet Student Loan Trust,
[b,c]	Series 2013-1A Class A, 4.376% (SOFR30A + 0.71%) due 6/25/2041	1,521,858	1,486,461
[b,c]	Series 2015-2A Class A2, 4.376% (SOFR30A + 0.71%) due 9/25/2042	11,785,752	11,342,659
[b,c]	Series 2015-3A Class A2, 4.376% (SOFR30A + 0.71%) due 2/27/2051	356,686	355,880
[b,c]	Series 2021-CA Class AFL, 4.53% (TSFR1M + 0.85%) due 4/20/2062	5,556,470	5,500,921
[b]	Series 2021-CA Class AFX, 1.32% due 4/20/2062	4,195,994	3,945,795
[b,c]	Series 2021-DA Class AFL, 4.48% (TSFR1M + 0.80%) due 4/20/2062	7,788,874	7,711,049
[a,b,c]	Prodigy Finance DAC, Series 2021-1A Class A, 5.043% (TSFR1M + 1.36%) due 7/25/2051	727,885	726,211
	SLM Student Loan Trust,
[c]	Series 2011-2 Class A2, 4.976% (SOFR30A + 1.31%) due 10/25/2034	4,240,517	4,261,393
[c]	Series 2013-6 Class A3, 4.426% (SOFR30A + 0.76%) due 6/26/2055	15,837,388	15,647,000
	SMB Private Education Loan Trust,
[b,c]	Series 2017-B Class A2B, 4.537% (TSFR1M + 0.86%) due 10/15/2035	13,382	13,378
[b]	Series 2020-A Class A2A, 2.23% due 9/15/2037	2,053,898	1,995,817
[b]	Series 2020-PTB Class A2A, 1.60% due 9/15/2054	1,371,493	1,296,591
[b,c]	Series 2021-D Class A1B, 4.387% (TSFR1M + 0.71%) due 3/17/2053	3,363,165	3,326,210
[b,c]	Series 2021-E Class A1B, 4.417% (TSFR1M + 0.74%) due 2/15/2051	9,969,802	9,861,320
[b,c]	SoFi Alternative Trust, Series 2019-C Class PT, 6.521% due 1/25/2045	8,748,877	8,689,654
[b,c]	Towd Point Asset Trust, Series 2021-SL1 Class A2, 4.49% (TSFR1M + 0.81%) due 11/20/2061	1,504,615	1,502,963
			149,885,389
	TOTAL ASSET BACKED SECURITIES (Cost $836,470,886)		817,475,374

	CORPORATE BONDS — 37.3%

	AUTOMOBILES & COMPONENTS — 0.8%
	Automobiles — 0.8%
	American Honda Finance Corp.,
	4.25% due 9/1/2028	9,883,000	9,802,355
[c]	4.269% (SOFR + 0.62%) due 12/11/2026	13,942,000	13,922,620
	Hyundai Capital America,
[b]	3.00% due 2/10/2027	1,455,000	1,436,565
[b]	4.75% due 4/6/2029	4,302,000	4,302,670
[b]	4.85% due 3/25/2027	5,000,000	5,016,000
[b]	5.30% due 3/19/2027	2,000,000	2,015,160
[b]	5.45% due 6/24/2026	4,100,000	4,109,389
	Volkswagen Group of America Finance LLC,
[b]	4.45% due 9/11/2027	2,143,000	2,137,514
[b]	5.05% due 3/27/2028	7,926,000	7,975,379
			50,717,652
	BANKS — 0.4%
	Banks — 0.4%
[c]	Morgan Stanley Bank NA, 5.016% (SOFR + 0.91%) due 1/12/2029	3,740,000	3,780,093
[a,b,c]	NBK SPC Ltd., 1.625% (SOFR + 1.05%) due 9/15/2027	16,283,000	16,013,191
	Santander Holdings USA, Inc., 3.244% due 10/5/2026	4,023,000	4,000,873
[c]	Wells Fargo & Co., 4.808% (SOFR + 1.98%) due 7/25/2028	3,448,000	3,462,413
			27,256,570
	COMMERCIAL & PROFESSIONAL SERVICES — 0.7%
	Commercial Services & Supplies — 0.7%
	Element Fleet Management Corp.,
[a,b]	5.643% due 3/13/2027	4,400,000	4,438,456
[a,b]	6.271% due 6/26/2026	11,400,000	11,430,324
[a,b]	6.319% due 12/4/2028	3,422,000	3,565,450
	Quanta Services, Inc., 4.75% due 8/9/2027	3,500,000	3,519,110
[b]	Rentokil Terminix Funding LLC, 5.00% due 4/28/2030	9,120,000	9,158,031
	UL Solutions, Inc., 6.50% due 10/20/2028	12,800,000	13,400,192
			45,511,563

126 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term Income Fund | March 31, 2026 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 0.1%
	Specialty Retail — 0.1%
	Ferguson Enterprises, Inc., 4.35% due 3/15/2031	$7,500,000	$7,378,800
			7,378,800
	CONSUMER SERVICES — 0.4%
	Hotels, Restaurants & Leisure — 0.1%
[b]	Sodexo, Inc., 5.15% due 8/15/2030	4,000,000	4,054,920
	Transportation Infrastructure — 0.3%
[a,b]	Sydney Airport Finance Co. Pty. Ltd., 5.248% due 3/26/2036	19,263,000	19,106,199
			23,161,119
	ENERGY — 2.5%
	Oil, Gas & Consumable Fuels — 2.5%
[b]	Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15% due 8/15/2026	9,092,000	9,071,907
[b]	El Paso Natural Gas Co. LLC, 3.50% due 2/15/2032	4,068,000	3,748,011
	Energy Transfer LP,
	3.90% due 7/15/2026	6,000,000	5,992,500
	4.55% due 1/15/2031	9,650,000	9,562,185
	Galaxy Pipeline Assets Bidco Ltd.,
[a,b]	1.75% due 9/30/2027	4,870,742	4,735,530
[a,b]	2.16% due 3/31/2034	16,596,234	14,693,973
[a,b,e,f]	Gazprom PJSC via Gaz Finance plc, 3.50% due 7/14/2031	32,475,000	20,405,017
[b]	Gray Oak Pipeline LLC, 3.45% due 10/15/2027	12,955,000	12,710,410
[a,b]	Greensaif Pipelines Bidco SARL, 5.853% due 2/23/2036	4,160,000	4,172,771
[b]	Midwest Connector Capital Co. LLC, 4.625% due 4/1/2029	13,090,000	13,018,790
[b]	Phillips 66, 4.183% due 5/4/2026	16,000,000	15,939,867
[a,b]	SA Global Sukuk Ltd., 4.25% due 10/2/2029	24,040,000	23,462,078
	South Bow USA Infrastructure Holdings LLC, 4.911% due 9/1/2027	2,000,000	2,009,180
[a,b]	TMS Issuer SARL, 5.78% due 8/23/2032	10,700,000	10,868,097
[b]	Whistler Pipeline LLC, 5.40% due 9/30/2029	6,985,000	7,152,431
			157,542,747
	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.3%
	Diversified REITs — 1.3%
	American Tower Corp.,
	4.70% due 12/15/2032	2,497,000	2,452,329
	4.90% due 3/15/2030	3,235,000	3,262,659
[b]	American Tower Trust, 3.652% due 3/15/2048	8,015,000	7,928,087
	Crown Castle, Inc.,
	2.90% due 3/15/2027	2,750,000	2,709,382
	4.90% due 9/1/2029	6,181,000	6,211,658
	Digital Realty Trust LP, 5.55% due 1/15/2028	434,000	441,773
	SBA Tower Trust,
[b]	1.631% due 5/15/2051	26,585,000	26,150,606
[b]	1.84% due 4/15/2027	10,025,000	9,783,872
[b]	4.831% due 10/15/2029	6,480,000	6,508,229
[b]	6.599% due 11/15/2052	7,950,000	8,084,419
	Vornado Realty LP, 2.15% due 6/1/2026	6,893,000	6,860,396
			80,393,410
	FINANCIAL SERVICES — 5.3%
	Capital Markets — 2.5%
[a,b]	Abu Dhabi Developmental Holding Co. PJSC, 5.375% due 5/8/2029	15,500,000	15,734,825
	Ares Capital Corp., 2.15% due 7/15/2026	13,350,000	13,244,802
	Blue Owl Credit Income Corp., 3.125% due 9/23/2026	19,056,000	18,816,847
[b]	Blue Owl Technology Finance Corp., 3.75% due 6/17/2026	12,276,000	12,210,814
	Brookfield Asset Management Ltd.,
[a]	4.653% due 11/15/2030	9,500,000	9,416,590
[a]	5.795% due 4/24/2035	5,250,000	5,345,235
[b]	Equitable America Global Funding, 4.95% due 6/9/2030	3,800,000	3,797,340
	Hercules Capital, Inc.,
	2.625% due 9/16/2026	14,120,000	13,921,332

See notes to financial statements.	Semi-Annual Financial Statements | 127

Schedule of Investments, Continued

Thornburg Limited Term Income Fund | March 31, 2026 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	3.375% due 1/20/2027	$7,458,000	$7,319,207
	LPL Holdings, Inc.,
[b]	4.375% due 5/15/2031	6,885,000	6,600,374
	4.90% due 4/3/2028	9,457,000	9,491,802
[b]	Lseg U.S. Fin Corp., 4.25% due 3/23/2029	7,055,000	7,003,499
	Main Street Capital Corp.,
	3.00% due 7/14/2026	14,195,000	14,098,616
	5.40% due 8/15/2028	4,500,000	4,471,605
	6.50% due 6/4/2027	3,000,000	3,028,230
	TPG Operating Group II LP, 4.875% due 5/15/2031	3,410,000	3,343,880
[b]	Voya Global Funding, 4.60% due 11/24/2030	4,760,000	4,690,218
	Commercial Services & Supplies — 0.2%
[a,b]	Transurban Finance Co. Pty. Ltd., 4.924% due 3/24/2036	14,225,000	13,916,175
	Consumer Finance — 0.1%
[c]	U.S. Bank NA, 4.73% (SOFR + 0.91%) due 5/15/2028	6,750,000	6,774,300
	Financial Services — 2.4%
	Antares Holdings LP,
[b]	2.75% due 1/15/2027	7,360,000	7,203,894
[b]	3.95% due 7/15/2026	14,391,000	14,335,307
[c]	Bank of America Corp., 4.948% (SOFR + 2.04%) due 7/22/2028	6,007,000	6,044,724
[a,c]	Barclays plc, 4.476% (SOFR + 1.08%) due 11/11/2029	7,000,000	6,958,700
	BNP Paribas SA,
[a,b,c]	2.591% (SOFR + 1.23%) due 1/20/2028	3,650,000	3,593,827
[a,b,c]	4.916% (SOFR + 1.29%) due 1/15/2034	3,633,000	3,553,074
	Citigroup, Inc.,
[c]	1.462% (SOFR + 0.77%) due 6/9/2027	7,328,000	7,284,838
	3.40% due 5/1/2026	2,425,000	2,422,599
[c]	4.952% (SOFR + 1.46%) due 5/7/2031	5,912,000	5,949,186
[c]	Series 2025-1A Class A, 4.643% (SOFR + 1.14%) due 5/7/2028	4,625,000	4,632,030
[a,c]	Deutsche Bank AG, 2.552% (SOFR + 1.32%) due 1/7/2028	4,940,000	4,864,616
	Goldman Sachs Group, Inc.,
[c]	4.47% (SOFR + 0.82%) due 9/10/2027	10,881,000	10,892,425
[c]	4.937% (SOFR + 1.32%) due 4/23/2028	1,800,000	1,808,388
	HSBC Holdings plc,
[a,c]	4.583% (TSFR3M + 1.80%) due 6/19/2029	3,000,000	2,996,370
[a,c]	5.286% (SOFR + 1.29%) due 11/19/2030	6,100,000	6,204,859
[a,c]	5.887% (SOFR + 1.57%) due 8/14/2027	6,500,000	6,531,785
[c]	JPMorgan Chase & Co., 3.54% (TSFR3M + 1.64%) due 5/1/2028	3,040,000	3,011,454
[a,c]	Mitsubishi UFJ Financial Group, Inc., 5.017% (H15T1Y + 1.95%) due 7/20/2028	3,285,000	3,306,780
[c]	Morgan Stanley, 4.994% (SOFR + 1.38%) due 4/12/2029	3,788,000	3,822,509
	Societe Generale SA,
[a,b,c]	4.45% (SOFR + 1.10%) due 4/12/2030	3,800,000	3,759,758
[a,b,c]	6.446% (H15T1Y + 2.55%) due 1/10/2029	4,933,000	5,076,896
[a]	Sumitomo Mitsui Financial Group, Inc., 3.04% due 7/16/2029	11,650,000	11,091,615
[a,c]	UBS AG, 4.302% (SOFR + 0.81%) due 3/16/2029	14,750,000	14,727,580
[a,b,c]	UBS Group AG, 1.494% (H15T1Y + 0.85%) due 8/10/2027	7,121,000	7,044,164
	Mortgage Real Estate Investment Trusts — 0.1%
	Lineage OP LP, 5.25% due 7/15/2030	9,424,000	9,407,791
			329,750,860
	FOOD, BEVERAGE & TOBACCO — 1.6%
	Beverages — 0.8%
[a,b]	Becle SAB de CV, 2.50% due 10/14/2031	28,038,000	23,974,172
	Huntington Ingalls Industries, Inc., 3.483% due 12/1/2027	2,640,000	2,598,578
	Keurig Dr. Pepper, Inc.,
	4.35% due 5/15/2028	5,750,000	5,728,323
[b]	4.392% due 4/30/2026	8,000,000	7,972,224
	4.60% due 5/15/2030	8,757,000	8,665,052
	Food Products — 0.2%
	Flowers Foods, Inc., 5.75% due 3/15/2035	15,293,000	14,589,675
	Tobacco — 0.6%
	BAT Capital Corp.,

128 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term Income Fund | March 31, 2026 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	3.215% due 9/6/2026	$11,382,000	$11,310,293
	4.625% due 3/22/2033	1,800,000	1,761,228
	Imperial Brands Finance plc,
[a,b]	3.50% due 7/26/2026	230,000	229,308
[a,b]	4.50% due 6/30/2028	5,000,000	5,003,500
[a,b]	5.50% due 2/1/2030	16,500,000	16,921,410
			98,753,763
	HEALTH CARE EQUIPMENT & SERVICES — 1.2%
	Health Care Equipment & Supplies — 0.3%
[a,b]	Olympus Corp., 2.143% due 12/8/2026	14,061,000	13,839,821
[b]	VSP Optical Group, Inc., 5.45% due 12/1/2035	1,676,000	1,642,111
	Health Care Providers & Services — 0.7%
	Centene Corp., 4.625% due 12/15/2029	4,906,000	4,657,217
	HCA, Inc., 5.25% due 6/15/2026	9,875,000	9,879,641
[b]	Highmark, Inc., 1.45% due 5/10/2026	20,542,000	20,457,983
	Laboratory Corp. of America Holdings,
	1.55% due 6/1/2026	4,855,000	4,831,502
	4.55% due 4/1/2032	5,640,000	5,566,003
	Health Care Technology — 0.2%
	GE HealthCare Technologies, Inc., 4.15% due 12/15/2028	15,439,000	15,335,713
			76,209,991
	HOUSEHOLD & PERSONAL PRODUCTS — 0.3%
	Personal Care Products — 0.3%
	Haleon U.S. Capital LLC, 3.375% due 3/24/2027	18,500,000	18,324,805
			18,324,805
	INSURANCE — 7.3%
	Insurance — 7.3%
[b]	American National Group, Inc., 6.144% due 6/13/2032	25,662,000	26,211,937
[a,b]	Ascot Group Ltd., 4.25% due 12/15/2030	12,308,000	11,484,226
[a]	Aspen Insurance Holdings Ltd., 5.75% due 7/1/2030	5,800,000	5,984,440
	Brighthouse Financial Global Funding,
[b]	1.55% due 5/24/2026	7,538,000	7,506,114
[b]	2.00% due 6/28/2028	13,751,000	12,853,197
	Brown & Brown, Inc.,
	4.60% due 12/23/2026	3,532,000	3,538,817
	4.70% due 6/23/2028	4,825,000	4,839,668
	5.65% due 6/11/2034	2,669,000	2,692,781
	CNO Global Funding,
[b]	4.375% due 9/8/2028	2,650,000	2,630,814
[b]	4.875% due 12/10/2027	16,264,000	16,318,972
[b]	Constellation Global Funding, 4.85% due 10/22/2030	9,500,000	9,306,295
[a]	Enstar Group Ltd., 3.10% due 9/1/2031	7,139,000	6,305,593
	Equitable Financial Life Global Funding,
[b]	1.40% due 8/27/2027	4,433,000	4,250,094
[b]	1.80% due 3/8/2028	6,800,000	6,442,728
[b]	5.00% due 3/27/2030	2,047,000	2,058,606
	F&G Global Funding,
[b]	1.75% due 6/30/2026	16,912,000	16,783,131
[b]	2.00% due 9/20/2028	2,475,000	2,303,087
[b]	2.30% due 4/11/2027	11,752,000	11,441,982
[b]	5.875% due 1/16/2030	4,320,000	4,385,923
[a,b]	Fidelis Insurance Holdings Ltd., 4.875% due 6/30/2030	17,031,000	16,629,068
	Fidelity National Financial, Inc., 2.45% due 3/15/2031	12,517,000	11,049,757
	First American Financial Corp.,
	2.40% due 8/15/2031	2,261,000	1,947,535
	4.00% due 5/15/2030	4,316,000	4,120,874
[b]	Fortitude Global Funding, 4.625% due 10/6/2028	4,386,000	4,343,456
[b]	Fortitude Group Holdings LLC, 6.25% due 4/1/2030	6,453,000	6,571,735

See notes to financial statements.	Semi-Annual Financial Statements | 129

Schedule of Investments, Continued

Thornburg Limited Term Income Fund | March 31, 2026 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	GA Global Funding Trust,
[b]	2.25% due 1/6/2027	$6,479,000	$6,367,885
[b]	4.50% due 9/18/2030	3,500,000	3,372,670
[b]	Global Atlantic Fin Co., 4.40% due 10/15/2029	5,200,000	5,026,424
	Horace Mann Educators Corp.,
	4.70% due 10/1/2030	14,131,000	13,920,589
	7.25% due 9/15/2028	2,452,000	2,587,571
[b]	Jackson National Life Global Funding, 5.25% due 4/12/2028	8,153,000	8,210,968
[b]	Lincoln Financial Global Funding, 4.625% due 5/28/2028	6,838,000	6,833,419
[d]	Lincoln National Corp., 2.33% due 8/15/2030	4,881,000	4,360,857
	Mercury General Corp., 4.40% due 3/15/2027	2,901,000	2,880,925
	Mutual of Omaha Cos Global Funding,
[b]	5.35% due 4/9/2027	13,420,000	13,535,144
[b]	5.45% due 12/12/2028	7,740,000	7,890,079
[b,c]	New York Life Global Funding, 4.13% (SOFR + 0.48%) due 6/9/2026	22,760,000	22,765,690
[a,b,d]	Nippon Life Insurance Co., 5.046% due 4/2/2033	9,800,000	9,808,232
[b]	NLG Global Funding, 5.40% due 1/23/2030	17,659,000	18,078,931
[b,c]	Pacific Life Global Funding II, 4.272% (SOFR + 0.62%) due 6/4/2026	10,105,000	10,108,941
	Protective Life Corp.,
[b]	3.40% due 1/15/2030	6,698,000	6,386,945
[b]	4.70% due 1/15/2031	3,464,000	3,431,300
[b]	Protective Life Global Funding, 4.161% due 1/15/2029	4,925,000	4,868,461
[b]	Reliance Standard Life Global Funding II, 1.512% due 9/28/2026	11,512,000	11,346,918
	RGA Global Funding,
[b]	2.70% due 1/18/2029	4,515,000	4,290,514
[b]	4.60% due 11/25/2030	1,986,000	1,963,260
[b]	5.448% due 5/24/2029	6,000,000	6,139,140
[b]	5.50% due 1/11/2031	4,148,000	4,265,969
	RLI Corp., 5.375% due 6/1/2036	11,101,000	10,691,595
[b]	Sammons Financial Group Global Funding, 4.80% due 12/12/2030	3,707,000	3,675,824
[b]	Sammons Financial Group, Inc., 4.45% due 5/12/2027	7,950,000	7,904,923
	Stewart Information Services Corp., 3.60% due 11/15/2031	22,401,000	19,817,045
	Unum Group, 5.25% due 12/15/2035	7,127,000	6,961,440
[b]	Western-Southern Global Funding, 4.90% due 5/1/2030	14,075,000	14,158,324
	Willis North America, Inc.,
	4.55% due 3/15/2031	3,400,000	3,354,712
	4.65% due 6/15/2027	4,541,000	4,548,992
			451,554,517
	MATERIALS — 0.8%
	Chemicals — 0.3%
[a,b]	Ma’aden Sukuk Ltd., 5.25% due 2/13/2030	17,475,000	17,557,133
	Containers & Packaging — 0.4%
	Amcor Flexibles North America, Inc., 5.10% due 3/17/2030	4,935,000	4,987,015
	AptarGroup, Inc., 4.75% due 3/30/2031	4,572,000	4,538,258
[b]	Berry Global, Inc., 4.875% due 7/15/2026	1,928,000	1,928,328
[b]	Graphic Packaging International LLC, 1.512% due 4/15/2026	7,623,000	7,612,328
[b]	Sealed Air Corp., 1.573% due 10/15/2026	7,376,000	7,359,109
	Metals & Mining — 0.1%
[a,b,e,f]	Metalloinvest Finance DAC, 3.375% due 10/22/2028	12,700,000	6,334,379
			50,316,550
	MEDIA & ENTERTAINMENT — 0.3%
	Media — 0.3%
	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.65% due 2/1/2034	11,306,000	11,788,992
	FactSet Research Systems, Inc., 2.90% due 3/1/2027	7,753,000	7,615,307
			19,404,299
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.8%
	Biotechnology — 0.4%
	Bio-Rad Laboratories, Inc., 3.30% due 3/15/2027	12,320,000	12,172,406
	Illumina, Inc.,
	4.65% due 9/9/2026	4,081,000	4,081,898

130 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term Income Fund | March 31, 2026 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	4.75% due 12/12/2030	$9,552,000	$9,502,521
	Life Sciences Tools & Services — 0.2%
	Augusta SpinCo Corp., 4.321% due 9/23/2027	11,500,000	11,493,215
	Pharmaceuticals — 0.2%
	Viatris, Inc., 2.30% due 6/22/2027	9,885,000	9,588,944
			46,838,984
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.3%
	Semiconductors & Semiconductor Equipment — 0.3%
[b]	Qorvo, Inc., 3.375% due 4/1/2031	14,210,000	12,850,387
	Skyworks Solutions, Inc., 1.80% due 6/1/2026	6,434,000	6,404,275
			19,254,662
	SOFTWARE & SERVICES — 3.8%
	Information Technology Services — 2.0%
	Alphabet, Inc.,
	3.70% due 2/15/2029	9,383,000	9,302,588
	4.10% due 2/15/2031	4,516,000	4,483,801
	Amazon.com, Inc.,
	4.10% due 11/20/2030	9,713,000	9,600,232
	4.55% due 3/13/2033	4,716,000	4,670,396
	Block Financial LLC, 2.50% due 7/15/2028	10,392,000	9,812,646
	Booz Allen Hamilton, Inc.,
[b]	3.875% due 9/1/2028	6,840,000	6,647,112
	5.95% due 4/15/2035	4,931,000	4,969,117
	DXC Technology Co., 2.375% due 9/15/2028	12,049,000	11,329,675
[a]	Genpact Luxembourg SARL/Genpact USA, Inc., 1.75% due 4/10/2026	5,335,000	5,330,145
[a]	Genpact U.K. Finco plc/Genpact USA, Inc., 4.95% due 11/18/2030	2,350,000	2,304,809
	Global Payments, Inc.,
	4.50% due 11/15/2028	12,098,000	11,985,851
	4.55% due 3/15/2028	1,620,000	1,612,985
	5.40% due 3/15/2033	3,500,000	3,418,870
	Kyndryl Holdings, Inc., 2.05% due 10/15/2026	14,388,000	14,134,771
	Meta Platforms, Inc., 4.60% due 11/15/2032	9,385,000	9,287,584
[b]	Wipro IT Services LLC, 1.50% due 6/23/2026	10,647,000	10,572,152
	Internet Software & Services — 0.4%
	Prosus NV,
[a,b]	3.061% due 7/13/2031	7,816,000	7,002,745
[a,b]	3.257% due 1/19/2027	6,400,000	6,313,984
[a,b]	4.193% due 1/19/2032	13,254,000	12,457,965
	Software — 1.4%
	Fidelity National Information Services, Inc.,
	4.45% due 3/10/2028	2,460,000	2,452,817
	4.55% due 3/10/2029	2,500,000	2,487,750
[b]	MSCI, Inc., 4.00% due 11/15/2029	6,850,000	6,648,267
[a,b]	Open Text Corp., 6.90% due 12/1/2027	22,673,000	23,276,102
	Oracle Corp.,
[b]	4.615% due 9/16/2026	16,130,000	15,797,292
[b]	4.64% due 10/2/2026	8,640,000	8,443,930
	Paychex, Inc., 5.35% due 4/15/2032	3,503,000	3,521,145
	Salesforce, Inc.,
	4.50% due 3/15/2028	22,830,000	22,836,621
	4.90% due 9/15/2031	1,500,000	1,497,960
			232,199,312
	TECHNOLOGY HARDWARE & EQUIPMENT — 1.6%
	Communications Equipment — 0.1%
	Motorola Solutions, Inc., 4.85% due 8/15/2030	4,864,000	4,897,367
	Electronic Equipment, Instruments & Components — 1.1%
	Avnet, Inc., 6.25% due 3/15/2028	3,938,000	4,054,998
	CDW LLC/CDW Finance Corp.,
	3.25% due 2/15/2029	9,124,000	8,687,325

See notes to financial statements.	Semi-Annual Financial Statements | 131

Schedule of Investments, Continued

Thornburg Limited Term Income Fund | March 31, 2026 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	4.25% due 4/1/2028	$11,275,000	$11,135,979
[b]	Molex Electronic Technologies LLC, 4.75% due 4/30/2028	3,823,000	3,838,445
	TD SYNNEX Corp., 1.75% due 8/9/2026	27,306,000	27,041,678
	Trimble, Inc., 4.90% due 6/15/2028	6,000,000	6,021,240
	Vontier Corp., 1.80% due 4/1/2026	5,272,000	5,272,000
	Office Electronics — 0.1%
	CDW LLC/CDW Finance Corp., 2.67% due 12/1/2026	6,950,000	6,868,407
	Technology Hardware, Storage & Peripherals — 0.3%
	Hewlett Packard Enterprise Co.,
	4.15% due 9/15/2028	5,406,000	5,362,428
	4.50% due 3/23/2028	7,353,000	7,353,735
	NetApp, Inc., 5.50% due 3/17/2032	6,433,000	6,574,848
			97,108,450
	TELECOMMUNICATION SERVICES — 0.9%
	Diversified Telecommunication Services — 0.5%
[a,b]	NBN Co. Ltd., 1.45% due 5/5/2026	20,000,000	19,944,200
[a]	TELUS Corp., 2.80% due 2/16/2027	12,981,000	12,800,434
	Wireless Telecommunication Services — 0.4%
[a,b]	Orange SA, 4.75% due 1/13/2033	3,457,000	3,416,380
	T-Mobile USA, Inc.,
	3.75% due 4/15/2027	17,288,000	17,183,408
	5.125% due 5/15/2032	2,791,000	2,830,269
			56,174,691
	UTILITIES — 6.9%
	Electric Utilities — 6.1%
	AEP Texas, Inc.,
	5.40% due 6/1/2033	4,350,000	4,417,686
	5.70% due 5/15/2034	2,000,000	2,064,020
	Series I, 2.10% due 7/1/2030	8,375,000	7,583,730
	Appalachian Power Co., Series AA, 2.70% due 4/1/2031	2,250,000	2,047,005
	Arizona Public Service Co., 5.70% due 8/15/2034	4,517,000	4,679,522
	Black Hills Corp.,
	2.50% due 6/15/2030	5,490,000	5,013,523
	4.55% due 1/31/2031	2,599,000	2,572,282
[b]	Caledonia Generating LLC, 1.95% due 2/28/2034	13,931,149	12,460,020
	CenterPoint Energy, Inc., 5.40% due 6/1/2029	11,148,000	11,423,467
[b]	Cleco Power LLC, 5.30% due 1/15/2036	5,373,000	5,333,186
	Comision Federal de Electricidad,
[a,b]	3.348% due 2/9/2031	8,740,000	7,819,241
[a]	5.00% due 9/29/2036	9,454,400	8,771,320
	Dayton Power & Light Co., 4.55% due 8/15/2030	9,863,000	9,741,685
	Dominion Energy, Inc.,
	4.60% due 5/15/2028	3,700,000	3,712,136
	Series B, 3.60% due 3/15/2027	8,076,000	8,014,057
	DTE Energy Co.,
	4.875% due 6/1/2028	3,477,000	3,509,058
	5.05% due 10/1/2035	3,800,000	3,745,736
	5.20% due 4/1/2030	3,508,000	3,578,020
	5.85% due 6/1/2034	2,636,000	2,761,658
	Duke Energy Corp., 4.95% due 9/15/2035	8,500,000	8,299,315
	Duke Energy Florida LLC, 4.20% due 12/1/2030	4,736,000	4,686,177
	Duke Energy Indiana LLC, Series DDDD, 4.95% due 3/15/2036	2,515,000	2,476,495
	Electricite de France SA,
[a,b]	5.65% due 4/22/2029	9,878,000	10,200,912
[a,b]	5.75% due 1/13/2035	13,500,000	13,955,760
	Emera U.S. Finance LLC,
	4.50% due 4/1/2029	3,611,000	3,605,439
	5.20% due 4/1/2033	1,978,000	1,967,675
	ENEL Finance International NV,
[a,b]	1.625% due 7/12/2026	10,700,000	10,608,194

132 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term Income Fund | March 31, 2026 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

[a,b]	2.125% due 7/12/2028	$8,844,000	$8,380,574
[a,b]	4.375% due 9/30/2030	2,802,000	2,754,282
	Entergy Mississippi LLC, 3.25% due 12/1/2027	4,727,000	4,630,853
	Entergy Texas, Inc.,
	1.50% due 9/1/2026	8,640,000	8,513,942
	3.45% due 12/1/2027	9,000,000	8,848,620
	Evergy Kansas Central, Inc., 4.70% due 3/13/2028	4,940,000	4,962,576
	Evergy Missouri West, Inc.,
[b]	5.15% due 12/15/2027	10,711,000	10,812,647
[b]	5.65% due 6/1/2034	6,650,000	6,796,566
	Eversource Energy,
	2.55% due 3/15/2031	5,332,000	4,801,253
	4.45% due 12/15/2030	2,403,000	2,371,208
	Exelon Corp., 5.125% due 3/15/2031	9,899,000	10,079,558
[b]	FirstEnergy Pennsylvania Electric Co., 4.55% due 3/15/2031	4,820,000	4,802,744
	FirstEnergy Transmission LLC, 4.55% due 1/15/2030	2,585,000	2,582,518
	Interstate Power & Light Co., 4.95% due 9/30/2034	4,747,000	4,673,089
	ITC Holdings Corp.,
[b]	2.95% due 5/14/2030	1,883,000	1,760,323
[b,d]	4.875% due 4/15/2031	2,000,000	2,000,100
[b]	4.95% due 9/22/2027	12,703,000	12,764,483
[b]	5.65% due 5/9/2034	12,000,000	12,328,560
[b]	Jersey Central Power & Light Co., 4.40% due 1/15/2031	6,800,000	6,702,284
[b]	Liberty Utilities Co., 5.577% due 1/31/2029	5,240,000	5,338,826
[b]	Liberty Utilities Finance GP 1, 2.05% due 9/15/2030	9,518,000	8,541,358
	National Rural Utilities Cooperative Finance Corp., 4.30% due 12/10/2030	4,571,000	4,525,199
[b]	New York State Electric & Gas Corp., 3.25% due 12/1/2026	9,234,000	9,159,759
[b]	Niagara Mohawk Power Corp., 4.647% due 10/3/2030	2,965,000	2,953,377
[b]	NorthWestern Corp., 5.073% due 3/21/2030	16,310,000	16,560,685
	PacifiCorp, 4.65% due 4/15/2029	4,746,000	4,742,820
	Pinnacle West Capital Corp., 4.90% due 5/15/2028	4,773,000	4,811,041
[b]	PSEG Power LLC, 5.20% due 5/15/2030	5,798,000	5,886,130
	Public Service Co. of Colorado, 4.15% due 3/13/2029	6,920,000	6,899,932
	Public Service Co. of Oklahoma, 5.45% due 1/15/2036	5,930,000	5,973,052
	Public Service Enterprise Group, Inc., 4.90% due 3/15/2030	4,903,000	4,954,383
	Puget Energy, Inc.,
	2.379% due 6/15/2028	2,734,000	2,604,490
	4.10% due 6/15/2030	2,616,000	2,535,270
	5.725% due 3/15/2035	9,463,000	9,538,042
	Gas Utilities — 0.5%
[b]	Brooklyn Union Gas Co., 5.456% due 3/16/2036	9,297,000	9,207,098
[b]	KeySpan Gas East Corp., 5.994% due 3/6/2033	3,492,000	3,645,578
[a,b]	Snam SpA, 5.00% due 5/28/2030	2,800,000	2,820,888
	Southwest Gas Corp.,
	4.05% due 3/15/2032	3,024,000	2,889,402
	5.80% due 12/1/2027	4,828,000	4,933,782
	Spire, Inc., 4.60% due 9/1/2031	6,512,000	6,432,293
	Multi-Utilities — 0.3%
[a,b]	E.ON SE, 4.071% due 7/6/2026	18,000,000	17,809,920
			428,376,824
	TOTAL CORPORATE BONDS (Cost $2,351,171,162)		2,316,229,569

	LONG-TERM MUNICIPAL BONDS — 0.3%
	Canadian County Educational Facilities Authority (Mustang Public Schools Project) ISD, Series B, 5.50% due 9/1/2031	5,035,000	5,237,729
	City of Jersey City GO, Series B, 4.75% due 7/8/2026	10,725,000	10,751,577
	San Francisco City & County Redevelopment Agency Successor Agency (AG) (Green Bond), Series C,
	4.406% due 8/1/2031	585,000	586,902
	4.536% due 8/1/2032	600,000	602,417
	4.697% due 8/1/2033	2,966,000	2,987,403
	TOTAL LONG-TERM MUNICIPAL BONDS (Cost $19,927,783)		20,166,028

See notes to financial statements.	Semi-Annual Financial Statements | 133

Schedule of Investments, Continued

Thornburg Limited Term Income Fund | March 31, 2026 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	PREFERRED STOCK — 0.6%

	FINANCIAL SERVICES — 0.6%
	Capital Markets — 0.6%
[g]	Calamos Strategic Total Return Fund, 6.24% due 9/9/2029	$370,000	$9,098,300
[c,g]	Gabelli Dividend & Income Trust, Series J, 4.50% due 3/26/2028	1,162	27,961,206
			37,059,506
	TOTAL PREFERRED STOCK (Cost $38,269,196)		37,059,506

	SHORT-TERM INVESTMENTS — 3.1%

[h]	Thornburg Capital Management Fund	19,313,293	193,132,927
	TOTAL SHORT-TERM INVESTMENTS (Cost $193,132,927)		193,132,927

	TOTAL INVESTMENTS — 100.4% (Cost $6,337,772,268)		$6,230,440,208

	LIABILITIES NET OF OTHER ASSETS — (0.4)%		(22,346,693)

	NET ASSETS — 100.0%		$6,208,093,515

Footnote Legend

a	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the aggregate value of these securities in the Fund’s portfolio was $3,097,856,910, representing 49.90% of the Fund’s net assets.
c	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on March 31, 2026.
d	When-issued security.
e	Bond in default.
f	Non-income producing.
g	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.
h	Investment in Affiliates.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities	ISD	Independent School District
AG	Insured by Assured Guaranty, Inc.	Mtg	Mortgage
CMBS	Commercial Mortgage-Backed Securities	REMIC	Real Estate Mortgage Investment Conduit
CMO	Collateralized Mortgage Obligation	SOFR	Secured Overnight Financing Rate
CMT	Constant Maturity Rate	SOFR30A	Secured Overnight Financing Rate 30-Day Average
DAC	Designated Activity Company	TSFR1M	Term SOFR 1 Month
GO	General Obligation	TSFR3M	Term SOFR 3 Month
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year	UMBS	Uniform Mortgage-Backed Securities

134 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments

Thornburg Core Plus Bond Fund | March 31, 2026 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	U.S. TREASURY SECURITIES — 20.2%
	U.S. Treasury Inflation-Indexed Bonds, 0.125% due 2/15/2051	$2,498,260	$1,324,956
	U.S. Treasury Notes,
	1.125% due 8/15/2040	3,525,000	2,197,066
	1.375% due 11/15/2040 - 8/15/2050	2,945,000	1,787,695
	1.75% due 8/15/2041	2,809,000	1,878,080
	2.25% due 8/15/2046	3,750,000	2,443,359
	2.75% due 11/15/2042	730,000	555,028
	4.00% due 11/15/2035	2,125,000	2,072,871
	U.S. Treasury Strip Coupon,
	5.073% due 2/15/2043	4,125,000	1,759,838
	8.252% due 2/15/2045	1,850,000	703,174
	8.395% due 5/15/2044	4,000,000	1,586,719
	9.909% due 11/15/2048	875,000	274,189
	5.007% due 11/15/2041	4,775,000	2,195,888
	6.351% due 11/15/2036	1,000,000	620,299
	TOTAL U.S. TREASURY SECURITIES (Cost $19,653,256)		19,399,162

	U.S. GOVERNMENT AGENCIES — 1.1%
[a,b]	CoBank ACB, Series I, 6.25% (TSFR3M + 4.66%) due 10/1/2026	315,000	315,331
[a,b]	Farm Credit Bank of Texas, Series 6, 7.00% (5-Yr. CMT + 3.01%) due 9/15/2030	250,000	256,195
	Federal Home Loan Banks, 2.90% due 2/18/2037	625,000	518,969
	TOTAL U.S. GOVERNMENT AGENCIES (Cost $1,079,367)		1,090,495

	OTHER GOVERNMENT — 2.8%
[c]	Albania Government International Bonds (EUR), 5.90% due 6/9/2028	200,000	238,750
[c,d]	Corp. Financiera de Desarrollo SA, 5.95% due 4/30/2029	250,000	257,785
	Dominican Republic International Bonds (DOP),
	9.75% due 6/5/2026	8,000,000	133,137
[c]	10.75% due 6/1/2036	8,000,000	138,724
[c,d]	Eagle Funding Luxco SARL, 5.50% due 8/17/2030	425,000	426,611
	Egypt Government Bonds (EGP), 23.865% due 6/4/2027	8,000,000	145,602
[c,d]	Finance Department Government of Sharjah, 4.00% due 7/28/2050	250,000	155,190
[c]	Finance Department Government of Sharjah (EUR), 4.625% due 1/17/2031	150,000	166,891
	New Zealand Government Bonds (NZD), 3.50% due 4/14/2033	274,000	148,679
[c]	Republic of Uzbekistan International Bonds (UZS), 15.50% due 2/25/2028	2,500,000,000	218,857
[c,d]	Saudi Government International Bonds, 4.125% due 1/12/2029	325,000	319,911
	U.K. Gilts (GBP), 4.125% due 7/22/2029	253,000	332,125
	TOTAL OTHER GOVERNMENT (Cost $2,631,923)		2,682,262

	MORTGAGE BACKED — 31.3%
	Ajax Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-G Class A, 5.875% due 6/25/2061	403,240	403,402
[b,c]	Series 2023-B Class A, 4.25% due 10/25/2062	440,485	438,390
	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2022-1 Class A1, 3.881% due 12/25/2066	94,550	89,064
[b,c]	Series 2024-3 Class A1, 4.80% due 11/26/2068	153,629	152,672
	Barclays Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-NPL1 Class A, 5.00% due 11/25/2051	211,161	211,263
[b,c]	Series 2022-RPL1 Class A, 7.25% due 2/25/2028	301,997	303,870
[b,c]	BRAVO Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2024-NQM2 Class A1, 6.285% due 2/25/2064	193,629	194,705
[b,c]	Bunker Hill Loan Depositary Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class M1, 3.269% due 11/25/2059	305,000	301,299
[c]	Century Plaza Towers, CMBS, Series 2019-CPT Class A, 2.865% due 11/13/2039	400,000	369,457
[b,c]	Chase Home Lending Mortgage Trust, Whole Loan Securities Trust CMO, Series 2024-9 Class A2, 5.50% due 9/25/2055	290,985	289,171
	CHNGE Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2022-1 Class A1, 4.007% due 1/25/2067	85,350	82,324
[b,c]	Series 2023-1 Class A1, 7.065% due 3/25/2058	108,448	108,262
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-INV2 Class A3A, 2.50% due 5/25/2051	69,863	58,043
[b,c]	Series 2021-J2 Class A7A, 2.50% due 7/25/2051	252,004	226,256
[c]	Cogent Ipv4 LLC, CMBS, Series 2024-1A Class A2, 7.924% due 5/25/2054	120,000	123,625

See notes to financial statements.	Semi-Annual Financial Statements | 135

Schedule of Investments, Continued

Thornburg Core Plus Bond Fund | March 31, 2026 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

[c]	COMM Mortgage Trust, CMBS, Series 2024-277P Class A, 6.338% due 8/10/2044	$485,000	$505,689
[c]	CSMC Trust, CMBS, Series 2020-WEST Class A, 3.04% due 2/15/2035	340,000	287,370
	CSMC Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-AFC1 Class A1, 0.83% due 3/25/2056	38,939	31,563
[b,c]	Series 2021-RP11 Class A1, 2.25% due 10/25/2061	562,940	471,654
[b,c]	Series 2022-ATH2 Class A1, 4.547% due 5/25/2067	89,279	88,940
[c]	DC Office Trust, CMBS, Series 2019-MTC Class A, 2.965% due 9/15/2045	400,000	360,805
[b,c]	FARM Mortgage Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 4.677% due 10/1/2053	266,451	244,176
[b]	Federal Home Loan Mtg Corp., Pool 841463, 2.155% (2.18% - SOFR30A) due 7/1/2052	96,223	87,394
	Federal Home Loan Mtg Corp., CMO REMIC,
	Series 5469 Class QA, 4.50% due 11/25/2054	371,555	367,720
[b]	Series 5502 Class FH, 5.062% (SOFR30A + 1.40%) due 2/25/2055	250,709	252,993
	Federal Home Loan Mtg Corp., Multifamily Structured Pass-Through Certificates, CMBS,
[b]	Series K-154 Class A2, 4.35% due 1/25/2033	107,000	106,501
	Series KJ46 Class A2, 4.796% due 10/25/2031	32,000	32,654
[b]	Series KJ47 Class A2, 5.43% due 6/25/2031	22,000	22,845
	Series KJ48 Class A2, 5.028% due 10/25/2031	56,000	57,517
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO, Series 2024-1 Class MT, 3.00% due 11/25/2063	458,010	381,014
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool RA6665, 3.00% due 2/1/2052	1,072,222	943,195
[e]	Pool RQ0064, 5.50% due 11/1/2055	289,894	291,316
	Pool RQ0094, 5.00% due 2/1/2056	192,200	189,570
	Pool SD8140, 2.00% due 4/1/2051	381,431	309,899
	Pool SD8206, 3.00% due 4/1/2052	1,303,956	1,149,968
	Pool SD8213, 3.00% due 5/1/2052	1,021,459	900,713
	Pool SD8225, 3.00% due 7/1/2052	172,931	152,469
	Federal National Mtg Assoc.,
	Pool BL8603, 2.07% due 10/1/2050	450,913	321,970
[b]	Pool BM7277, 1.968% (2.08% - SOFR30A) due 8/1/2051	96,723	88,850
[b]	Pool BM7341, 2.437% (RFUCCT1Y + 1.61%) due 12/1/2050	466,550	440,652
	Pool BS1289, 2.17% due 3/1/2051	462,968	322,116
	Pool BS6056, 3.85% due 8/1/2032	385,000	372,375
	Federal National Mtg Assoc., CMO REMIC,
	Series 2024-25 Class VB, 5.50% due 3/25/2035	302,353	312,503
	Series 2025-90 Class PC, 4.00% due 10/25/2055	477,476	462,187
	Federal National Mtg Assoc., UMBS Collateral,
	Pool BV4119, 2.50% due 3/1/2052	580,191	490,418
	Pool CB0199, 3.00% due 4/1/2051	367,856	323,589
	Pool CB2301, 3.00% due 12/1/2051	425,771	374,536
	Pool CB2404, 2.50% due 12/1/2051	276,559	232,947
	Pool CB2665, 3.00% due 1/1/2052	245,325	215,804
	Pool FS0957, 3.00% due 3/1/2052	450,619	397,457
	Pool FS2676, 3.00% due 6/1/2052	306,315	269,454
	Pool FS4862, 2.50% due 10/1/2051	249,024	209,833
	Pool FS4919, 2.50% due 5/1/2053	344,678	291,653
	Pool FS7059, 3.00% due 7/1/2052	488,276	430,630
	Pool FS7879, 2.50% due 7/1/2052	964,442	811,568
	Pool MA4399, 2.50% due 8/1/2051	304,398	258,293
	Pool MA4548, 2.50% due 2/1/2052	1,711,436	1,449,031
	Pool MA4578, 2.50% due 4/1/2052	1,870,611	1,582,689
	Pool MA4730, 3.00% due 9/1/2052	421,456	371,538
	Pool MA5972, 5.50% due 2/1/2056	197,768	198,807
	GCAT Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-CM1 Class A, 2.469% due 4/25/2065	53,159	51,321
[b,c]	Series 2023-INV1 Class A1, 6.00% due 8/25/2053	201,534	203,432
[b,c]	Glebe Funding Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 8.099% due 11/29/2028	67,619	67,722
	Government National Mtg Assoc., Pool MA7368, 3.00% due 5/20/2051	549,329	490,979
	Government National Mtg Assoc., CMBS, Series 2023-104 Class AD, 4.00% due 1/16/2065	62,622	60,002
	Government National Mtg Assoc., CMO,
	Series 2021-27 Class ED, 1.00% due 2/20/2051	444,304	343,990
	Series 2025-177 Class PA, 4.50% due 10/20/2055	404,738	400,404

136 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Core Plus Bond Fund | March 31, 2026 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2024-RPL2 Class A1, 3.75% due 7/25/2061	$155,538	$153,497
[b,c]	Series 2024-RPL4 Class A1, 3.90% due 9/25/2061	393,821	390,874
	Harvest Commercial Capital Loan Trust, CMBS, Series 2024-1 Class A, 6.164% due 10/25/2056	255,961	260,220
[b,c]	Homeward Opportunities Fund Trust, Whole Loan Securities Trust CMO, Series 2024-RRTL2 Class A1, 5.989% due 9/25/2039	255,974	256,102
[b,c]	Hudson Yards Mortgage Trust, CMBS, Series 2019-55HY Class A, 2.943% due 12/10/2041	250,000	233,957
[b,c]	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-NQM4 Class A1, 4.767% due 6/25/2067	82,033	81,742
	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-1 Class A3A, 2.00% due 6/25/2051	324,991	256,045
[b,c]	Series 2021-INV6 Class A2, 3.00% due 4/25/2052	66,558	57,781
[b,c]	LEX Mortgage Trust, CMBS, Series 2024-BBG Class A, 4.874% due 10/13/2033	410,000	408,708
[c]	Manhattan West Mortgage Trust, CMBS, Series 2020-1MW Class A, 2.13% due 9/10/2039	350,000	337,220
	MFA Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-INV2 Class A1, 1.906% due 11/25/2056	54,757	49,593
[b,c]	Series 2024-NPL1 Class A1, 6.33% due 9/25/2054	343,545	343,969
[b,c]	Series 2024-RPL1 Class A1, 4.25% due 2/25/2066	388,447	376,259
[b,c]	Mill City Securities Ltd., Whole Loan Securities Trust CMO, Series 2024-RS1 Class A1, 3.00% due 11/1/2069	344,452	332,933
[c]	Morgan Stanley Capital I Trust, CMBS, Series 2024-BPR2 Class A, 7.291% due 5/5/2029	287,811	300,995
[b,c]	Morgan Stanley Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2024-NQM1 Class A1, 6.152% due 12/25/2068	112,118	112,714
[b,c]	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-NQM3 Class A1, 3.90% due 4/25/2062	92,865	87,962
[b,c]	NLT Trust, Whole Loan Securities Trust CMO, Series 2023-1 Class B2, 3.682% due 10/25/2062	519,750	323,115
[b,c]	NMLT Trust, Whole Loan Securities Trust CMO, Series 2021-INV1 Class A1, 1.185% due 5/25/2056	46,216	40,787
[b,c]	NYMT Loan Trust, Whole Loan Securities Trust CMO, Series 2024-BPL2 Class A1, 6.509% due 5/25/2039	325,000	326,339
	OBX Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2022-NQM5 Class A1, 4.31% due 5/25/2062	83,122	82,805
[b,c]	Series 2024-NQM11 Class A1, 5.875% due 6/25/2064	261,261	262,849
[b,c]	OSAT Trust, Whole Loan Securities Trust CMO, Series 2021-RPL1 Class A1, 6.116% due 5/25/2065	207,606	207,722
[b,c]	PRET Trust, Whole Loan Securities Trust CMO, Series 2024-RPL1 Class A1, 3.90% due 10/25/2063	147,414	140,665
[b,c]	Radian Mortgage Capital Trust, Whole Loan Securities Trust CMO, Series 2024-J2 Class A16, 5.50% due 3/25/2055	123,418	123,409
[b,c]	RCKT Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A13, 3.50% due 9/25/2049	23,214	20,717
[b,c]	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO, Series 2025-10 Class A2, 5.00% due 11/25/2055	425,595	416,393
[b,c]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 4.938% (TSFR1M + 1.26%) due 5/15/2038	171,000	170,273
[b,c]	SKY Trust, CMBS, Series 2025-LINE Class A, 6.261% (TSFR1M + 2.59%) due 4/15/2042	121,149	121,973
[b,c]	Spruce Hill Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-SH1 Class A1A, 4.10% due 7/25/2057	86,870	86,012
	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-1 Class A2A, 3.10% due 1/25/2060	100,000	91,801
[b,c]	Series 2025-R2 Class A1, 4.50% due 9/25/2064	391,771	365,717
[b,c]	TRK Trust, Whole Loan Securities Trust CMO, Series 2022-INV2 Class A1, 4.35% due 6/25/2057	306,009	303,221
[b,c]	UWM Mortgage Trust, Whole Loan Securities Trust CMO, Series 2021-1 Class A3, 2.50% due 6/25/2051	68,718	57,031
	Verus Securitization Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2023-3 Class A1, 5.93% due 3/25/2068	56,618	56,618
[b,c]	Series 2023-4 Class A1, 5.811% due 5/25/2068	121,763	121,490
[b,c]	WB Commercial Mortgage Trust, CMBS, Series 2024-HQ Class A, 5.541% due 3/15/2040	195,000	194,566
[b,c]	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO, Series 2021-1 Class A1, 2.50% due 12/25/2050	34,465	29,196
	TOTAL MORTGAGE BACKED (Cost $29,616,489)		30,017,788

	ASSET BACKED SECURITIES — 11.0%

	AUTO RECEIVABLES — 1.6%
[c]	Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A Class A, 6.46% due 4/17/2028	40,640	40,766
	Exeter Automobile Receivables Trust, Series 2022-6A Class D, 8.03% due 4/6/2029	235,000	239,863
[c]	FHF Issuer Trust, Series 2025-2A Class A2, 5.75% due 5/15/2030	315,000	316,374
[c]	Lendbuzz Securitization Trust, Series 2024-3A Class A2, 4.97% due 10/15/2029	289,484	289,382
[c]	Octane Receivables Trust, Series 2023-3A Class A2, 6.44% due 3/20/2029	46,206	46,313
	OneMain Direct Auto Receivables Trust,
[c]	Series 2022-1A Class A1, 4.65% due 3/14/2029	11,577	11,581
[c]	Series 2023-1A Class A, 5.41% due 11/14/2029	209,061	210,321
[c]	Research-Driven Pagaya Motor Trust, Series 2025-5A Class A2, 4.575% due 6/26/2034	368,000	367,839
[c,f,g]	Tricolor Auto Securitization Trust, Series 2024-2A Class A, 6.36% due 12/15/2027	37,256	34,402
			1,556,841
	CREDIT CARD — 1.3%
[c]	Continental Finance Credit Card ABS Master Trust, Series 2024-A Class D, 9.42% due 12/15/2032	315,000	311,416

See notes to financial statements.	Semi-Annual Financial Statements | 137

Schedule of Investments, Continued

Thornburg Core Plus Bond Fund | March 31, 2026 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

[c]	Fortiva Retail Credit Master Note Business Trust, Series 2025-ONE Class A, 5.55% due 1/15/2031	$250,000	$248,338
[c]	Mercury Financial Credit Card Master Trust, Series 2024-2A Class A, 6.56% due 7/20/2029	275,000	275,284
[c]	Mission Lane Credit Card Master Trust, Series 2024-A Class A1, 6.20% due 8/15/2029	375,000	375,913
			1,210,951
	HOME EQUITY — 0.3%
[c]	Knock Issuer Trust, Whole Loan Securities Trust CMO, Series 2025-1 Class A1, 7.119% due 2/25/2030	300,000	302,502
			302,502
	OTHER ASSET BACKED — 6.0%
[c]	ACHD Trust, Series 2025-DS1 Class A, 5.978% due 1/9/2034	198,866	199,011
[c]	AMCR ABS Trust, Series 2024-A Class A, 6.26% due 8/18/2031	1,570	1,570
[c]	AMDR ABS Trust, Series 2025-1A Class A, 6.378% due 12/19/2033	220,399	220,845
[c]	Aqua Finance Trust, Series 2020-AA Class D, 7.15% due 7/17/2046	105,641	104,674
[c]	Auxilior Term Funding LLC, Series 2023-1A Class A2, 6.18% due 12/15/2028	9,409	9,431
[c]	BHG Securitization Trust, Series 2022-C Class B, 5.93% due 10/17/2035	30,768	30,812
[c]	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C Class A, 6.05% due 1/20/2031	358,939	363,052
[c]	Crossroads Asset Trust, Series 2025-A Class A2, 4.91% due 2/20/2032	309,178	311,019
[c]	Diamond Infrastructure Funding LLC, Series 2021-1A Class A, 1.76% due 4/15/2049	100,000	97,758
[c]	EverBright Solar Trust, Series 2024-A Class A, 6.43% due 6/22/2054	130,724	110,633
[c]	FREED ABS Trust, Series 2022-3FP Class D, 7.36% due 8/20/2029	39,995	40,047
[c]	Goodgreen Trust, Series 2021-1A Class A, 2.66% due 10/15/2056	417,838	346,459
	GoodLeap Sustainable Home Solutions Trust,
[c]	Series 2021-3CS Class A, 2.10% due 5/20/2048	196,622	151,867
[c]	Series 2021-4GS Class A, 1.93% due 7/20/2048	158,969	123,558
[c]	Series 2021-5CS Class A, 2.31% due 10/20/2048	300,879	233,282
[c]	GreenSky Home Improvement Issuer Trust, Series 2024-1 Class A2, 5.88% due 6/25/2059	28,991	29,135
[b,c]	Harvest SBA Loan Trust, Series 2024-1 Class A, 6.00% (SOFR30A + 2.25%) due 12/25/2051	333,050	336,233
[c]	InStar Leasing III LLC, Series 2021-1A Class A, 2.30% due 2/15/2054	505,031	481,820
[c]	Loanpal Solar Loan Ltd., Series 2021-1GS Class A, 2.29% due 1/20/2048	403,720	307,410
[c,d]	Mill City Solar Loan Ltd., Series 2019-2GS Class A, 3.69% due 7/20/2043	83,017	71,604
[c]	Momnt Technologies Trust, Series 2023-1A Class A, 6.92% due 3/20/2045	9,043	9,080
[c]	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1 Class A1, 1.91% due 10/20/2061	135,000	113,316
[c]	NMEF Funding LLC, Series 2023-A Class A2, 6.57% due 6/17/2030	9,486	9,516
	Oportun Issuance Trust,
[c]	Series 2021-B Class A, 1.47% due 5/8/2031	13,884	13,649
[c]	Series 2021-C Class A, 2.18% due 10/8/2031	119,020	117,441
[c]	Pagaya AI Debt Trust, Series 2024-3 Class A, 6.258% due 10/15/2031	23,773	23,784
[c]	PFS Financing Corp., Series 2023-B Class A, 5.27% due 5/15/2028	160,000	160,227
[c]	PowerPay Issuance Trust, Series 2024-1A Class A, 6.53% due 2/18/2039	102,167	104,378
[c]	Reach ABS Trust, Series 2026-1A Class A, 4.32% due 2/15/2033	264,128	264,187
[c]	Retained Vantage Data Centers Issuer LLC, Series 2023-1A Class A2A, 5.00% due 9/15/2048	25,000	24,875
[c]	Service Experts Issuer LLC, Series 2021-1A Class A, 2.67% due 2/2/2032	16,755	16,483
[c]	Stream Innovations Issuer Trust, Series 2024-1A Class A, 6.27% due 7/15/2044	163,905	167,972
[c]	Sunnova Hestia II Issuer LLC, Series 2024-GRID1 Class 1A, 5.63% due 7/20/2051	236,307	230,608
[c]	Tesla Sustainable Energy Trust, Series 2024-1A Class A2, 5.08% due 6/21/2050	281,681	281,884
[c]	Theorem Funding Trust, Series 2022-3A Class B, 8.95% due 4/15/2029	335,556	341,608
	Upstart Securitization Trust,
[c]	Series 2024-1 Class A, 5.33% due 11/20/2034	63,434	63,451
[c]	Series 2025-1 Class A, 5.45% due 4/20/2035	217,392	217,606
			5,730,285
	STUDENT LOAN — 1.8%
[c]	Ascent Education Funding Trust, Series 2024-A Class A, 6.14% due 10/25/2050	217,990	222,410
[c]	Commonbond Student Loan Trust, Series 2018-CGS Class A1, 3.87% due 2/25/2046	362,544	351,859
[c]	EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A Class A, 1.80% due 11/25/2045	34,776	32,877
	MPOWER Education Trust,
[c]	Series 2024-A Class A, 6.78% due 7/22/2041	132,710	135,290
[c]	Series 2025-A Class A, 6.62% due 7/21/2042	83,903	84,759
[b]	National Collegiate Student Loan Trust, Series 2007-2 Class A4, 4.083% (TSFR1M + 0.40%) due 1/25/2033	304,109	296,053
[c]	Navient Private Education Refi Loan Trust, Series 2020-IA Class A1A, 1.33% due 4/15/2069	205,102	189,421

138 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Core Plus Bond Fund | March 31, 2026 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

[c]	SoFi Professional Loan Program LLC, Series 2021-B Class AFX, 1.14% due 2/15/2047	$42,278	$37,475
[b,c]	Towd Point Asset Trust, Series 2021-SL1 Class D, 5.49% (TSFR1M + 1.81%) due 11/20/2061	365,000	359,564
			1,709,708
	TOTAL ASSET BACKED SECURITIES (Cost $10,557,611)		10,510,287

	CORPORATE BONDS — 30.9%

	AUTOMOBILES & COMPONENTS — 0.2%
	Automobiles — 0.2%
[c]	Hyundai Capital America, 4.75% due 4/6/2029	192,000	192,030
			192,030
	BANKS — 0.6%
	Banks — 0.6%
[a,b]	Bank of New York Mellon Corp., Series H, 7.166% (5-Yr. CMT + 3.35%) due 6/20/2026	325,000	325,861
[b]	Santander Holdings USA, Inc., 5.741% (SOFR + 1.88%) due 3/20/2031	277,000	283,970
			609,831
	CAPITAL GOODS — 1.3%
	Aerospace & Defense — 0.3%
[c]	TransDigm, Inc., 6.375% due 3/1/2029	300,000	306,099
	Machinery — 0.7%
[c]	Mueller Water Products, Inc., 4.00% due 6/15/2029	365,500	352,265
[d]	nVent Finance SARL, 2.75% due 11/15/2031	343,000	304,502
	Trading Companies & Distributors — 0.3%
	LKQ Corp., 6.25% due 6/15/2033	269,000	276,995
			1,239,861
	COMMERCIAL & PROFESSIONAL SERVICES — 0.2%
	Commercial Services & Supplies — 0.0%
	UL Solutions, Inc., 6.50% due 10/20/2028	35,000	36,641
	Professional Services — 0.2%
	Gartner, Inc.,
[c]	3.625% due 6/15/2029	35,000	32,867
[c]	4.50% due 7/1/2028	115,000	113,018
			182,526
	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 0.6%
	Specialty Retail — 0.6%
[c,d]	Belron U.K. Finance plc, 5.75% due 10/15/2029	320,000	321,642
[c,d]	El Puerto de Liverpool SAB de CV, 6.255% due 1/22/2032	225,000	232,353
			553,995
	CONSUMER DURABLES & APPAREL — 0.3%
	Leisure Products — 0.3%
	Mattel, Inc., 5.00% due 11/17/2030	125,000	124,407
	Polaris, Inc., 5.60% due 3/1/2031	125,000	123,903
			248,310
	CONSUMER SERVICES — 0.7%
	Hotels, Restaurants & Leisure — 0.4%
[c,d]	Arcos Dorados BV, 6.375% due 1/29/2032	360,000	368,406
	Transportation Infrastructure — 0.3%
[c,d]	Sydney Airport Finance Co. Pty. Ltd., 5.248% due 3/26/2036	300,000	297,558
			665,964
	CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.3%
	Consumer Staples Distribution & Retail — 0.3%
[c]	U.S. Foods, Inc., 4.75% due 2/15/2029	300,000	296,283
			296,283

See notes to financial statements.	Semi-Annual Financial Statements | 139

Schedule of Investments, Continued

Thornburg Core Plus Bond Fund | March 31, 2026 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	ENERGY — 3.6%
	Energy Equipment & Services — 0.3%
[d]	Polaris Renewable Energy, Inc., 9.50% due 12/3/2029	$250,000	$257,335
	Oil, Gas & Consumable Fuels — 3.3%
[c]	Cameron LNG LLC, 3.402% due 1/15/2038	300,000	261,240
	Ecopetrol SA,
[d]	4.625% due 11/2/2031	70,000	61,996
[d]	8.375% due 1/19/2036	125,000	126,891
[d]	Energean Israel Finance Ltd., 8.50% due 9/30/2033	210,000	215,886
[a,b]	Energy Transfer LP, Series H, 6.50% (5-Yr. CMT + 5.69%) due 11/15/2026	368,000	367,297
[c,d]	Greensaif Pipelines Bidco SARL, 5.853% due 2/23/2036	440,000	441,351
[d]	Petroleos Mexicanos, 7.69% due 1/23/2050	285,000	246,953
[c,d]	Raizen Fuels Finance SA, 5.70% due 1/17/2035	330,000	180,015
	Sunoco LP,
[c]	5.875% due 7/15/2027	350,000	350,052
[c]	7.00% due 5/1/2029	300,000	307,740
[c]	7.25% due 5/1/2032	150,000	155,334
[c]	Whistler Pipeline LLC, 5.70% due 9/30/2031	440,000	451,656
			3,423,746
	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.5%
	Diversified REITs — 0.5%
	Crown Castle, Inc., 5.80% due 3/1/2034	145,000	148,438
[c]	Iron Mountain, Inc. (EUR), 4.75% due 1/15/2034	146,000	157,208
	SBA Tower Trust,
[c]	1.631% due 5/15/2051	70,000	68,856
[c]	2.328% due 7/15/2052	111,000	107,010
			481,512
	FINANCIAL SERVICES — 4.4%
	Capital Markets — 2.0%
[c]	Blue Owl Technology Finance Corp., 3.75% due 6/17/2026	370,000	368,035
	Hercules Capital, Inc., 3.375% due 1/20/2027	440,000	431,812
[c]	LPL Holdings, Inc., 4.00% due 3/15/2029	320,000	311,024
[c]	Lseg U.S. Fin Corp., 4.25% due 3/23/2029	200,000	198,540
	Main Street Capital Corp., 6.50% due 6/4/2027	406,000	409,820
	TPG Operating Group II LP, 4.875% due 5/15/2031	168,000	164,743
	Consumer Finance — 0.5%
[c]	FirstCash, Inc., 6.875% due 3/1/2032	500,000	510,430
	Financial Services — 1.8%
[c]	Antares Holdings LP, 3.95% due 7/15/2026	500,000	498,065
[b]	Citigroup, Inc., 3.785% (SOFR + 1.94%) due 3/17/2033	395,000	370,408
[a,b,c]	Depository Trust & Clearing Corp., Series D, 3.375% (5-Yr. CMT + 2.61%) due 6/20/2026	250,000	248,125
[b,c,d]	Societe Generale SA, 4.758% (SOFR + 1.10%) due 2/19/2027	313,000	313,970
[b]	Truist Financial Corp., 5.867% (SOFR + 2.36%) due 6/8/2034	277,000	288,307
	Mortgage Real Estate Investment Trusts — 0.1%
	Lineage OP LP, 5.25% due 7/15/2030	150,000	149,742
			4,263,021
	FOOD, BEVERAGE & TOBACCO — 1.9%
	Beverages — 0.9%
[c,d]	Becle SAB de CV, 2.50% due 10/14/2031	650,000	555,789
[c,d]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	350,000	341,369
	Food Products — 0.4%
	Flowers Foods, Inc., 5.75% due 3/15/2035	435,000	414,994
	Tobacco — 0.6%
	BAT Capital Corp., 7.75% due 10/19/2032	160,000	183,538
[c,d]	Imperial Brands Finance plc, 5.50% due 2/1/2030	350,000	358,939
			1,854,629

140 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Core Plus Bond Fund | March 31, 2026 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	HEALTH CARE EQUIPMENT & SERVICES — 2.0%
	Health Care Equipment & Supplies — 0.2%
[c]	VSP Optical Group, Inc., 5.45% due 12/1/2035	$187,000	$183,219
	Health Care Providers & Services — 1.8%
	Centene Corp., 3.00% due 10/15/2030	328,000	287,390
[c]	Highmark, Inc., 1.45% due 5/10/2026	374,000	372,470
[c]	IQVIA, Inc., 5.00% due 10/15/2026 - 5/15/2027	400,000	399,038
	Tenet Healthcare Corp., 6.75% due 5/15/2031	350,000	358,229
	Universal Health Services, Inc., 2.65% due 10/15/2030	333,000	299,723
			1,900,069
	INSURANCE — 4.2%
	Insurance — 4.2%
[d]	Aspen Insurance Holdings Ltd., 5.75% due 7/1/2030	250,000	257,950
	CNO Financial Group, Inc., 6.45% due 6/15/2034	200,000	206,124
[c]	Constellation Global Funding, 4.85% due 10/22/2030	310,000	303,679
[c,d]	DaVinciRe Holdings Ltd., 5.95% due 4/15/2035	300,000	297,894
	F&G Global Funding,
[c]	2.00% due 9/20/2028	173,000	160,984
[c]	5.875% due 1/16/2030	303,000	307,624
[c]	Fortitude Group Holdings LLC, 6.25% due 4/1/2030	155,000	157,852
	Globe Life, Inc., 5.85% due 9/15/2034	308,000	317,576
	Horace Mann Educators Corp., 4.70% due 10/1/2030	315,000	310,310
	Lincoln National Corp., 5.35% due 11/15/2035	313,000	304,818
[c]	Omnis Funding Trust, 6.722% due 5/15/2055	290,000	292,511
[c]	Peachtree Corners Funding Trust II, 6.012% due 5/15/2035	286,000	292,632
[c]	Protective Life Corp., 4.70% due 1/15/2031	188,000	186,225
[c]	RGA Global Funding, 2.70% due 1/18/2029	65,000	61,768
	Stewart Information Services Corp., 3.60% due 11/15/2031	338,000	299,012
	Unum Group, 5.25% due 12/15/2035	312,000	304,752
			4,061,711
	MATERIALS — 0.3%
	Metals & Mining — 0.3%
[c,d]	Navoi Mining & Metallurgical Combinat, 6.70% due 10/17/2028	330,000	335,890
			335,890
	MEDIA & ENTERTAINMENT — 0.5%
	Entertainment — 0.1%
[c]	Flutter Treasury DAC (EUR), 4.00% due 6/4/2031	100,000	111,716
	Media — 0.4%
[c]	CCO Holdings LLC/CCO Holdings Capital Corp., 4.25% due 1/15/2034	330,000	282,328
	FactSet Research Systems, Inc., 2.90% due 3/1/2027	129,000	126,709
			520,753
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.3%
	Biotechnology — 0.1%
	Illumina, Inc., 4.75% due 12/12/2030	125,000	124,352
	Life Sciences Tools & Services — 0.2%
	Augusta SpinCo Corp., 4.656% due 3/23/2031	175,000	174,090
			298,442
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.3%
	Semiconductors & Semiconductor Equipment — 0.3%
[c]	Qorvo, Inc., 3.375% due 4/1/2031	331,000	299,330
			299,330
	SOFTWARE & SERVICES — 3.9%
	Information Technology Services — 1.7%
[c]	Booz Allen Hamilton, Inc., 3.875% due 9/1/2028	448,000	435,366
[d]	Genpact U.K. Finco plc/Genpact USA, Inc., 4.95% due 11/18/2030	314,000	307,962
	Global Payments, Inc., 4.50% due 11/15/2028	312,000	309,108

See notes to financial statements.	Semi-Annual Financial Statements | 141

Schedule of Investments, Continued

Thornburg Core Plus Bond Fund | March 31, 2026 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

[c]	Insight Enterprises, Inc., 6.625% due 5/15/2032	$250,000	$241,098
[c]	Science Applications International Corp., 4.875% due 4/1/2028	366,000	360,067
	Internet Software & Services — 0.3%
[c,d]	Prosus NV, 3.832% due 2/8/2051	200,000	128,336
[c]	Prosus NV (EUR), 1.985% due 7/13/2033	100,000	99,106
	Software — 1.9%
	Fair Isaac Corp.,
[c]	4.00% due 6/15/2028	140,000	135,911
[c]	6.25% due 9/15/2034	210,000	206,369
	Fidelity National Information Services, Inc., 4.55% due 3/10/2029	150,000	149,265
	Open Text Corp.,
[c,d]	3.875% due 12/1/2029	300,000	268,620
[c,d]	6.90% due 12/1/2027	50,000	51,330
[c]	Oracle Corp., 4.615% due 9/16/2026	325,000	318,296
	Salesforce, Inc.,
	4.50% due 3/15/2028	370,000	370,107
	4.90% due 9/15/2031	80,000	79,891
[c]	SS&C Technologies, Inc., 5.50% due 9/30/2027	250,000	250,243
			3,711,075
	TECHNOLOGY HARDWARE & EQUIPMENT — 1.1%
	Electronic Equipment, Instruments & Components — 0.9%
	CDW LLC/CDW Finance Corp., 3.25% due 2/15/2029	310,000	295,163
	Trimble, Inc., 4.90% due 6/15/2028	165,000	165,584
[c]	WESCO Distribution, Inc., 6.375% due 3/15/2029	200,000	203,576
[c]	Zebra Technologies Corp., 6.50% due 6/1/2032	200,000	201,202
	Technology Hardware, Storage & Peripherals — 0.2%
	Hewlett Packard Enterprise Co., 4.50% due 3/23/2028	146,000	146,015
			1,011,540
	TELECOMMUNICATION SERVICES — 0.4%
	Wireless Telecommunication Services — 0.4%
[c]	Crown Castle Towers LLC, 4.241% due 7/15/2048	125,000	124,199
[c,d]	Turkcell Iletisim Hizmetleri AS, 7.45% due 1/24/2030	300,000	304,515
			428,714
	UTILITIES — 3.3%
	Electric Utilities — 2.8%
	AEP Texas, Inc., Series Q, 5.20% due 4/15/2036	60,000	59,045
[c]	Boston Gas Co., 3.757% due 3/16/2032	200,000	187,526
[c]	Cleco Power LLC, 5.30% due 1/15/2036	188,000	186,607
	Comision Federal de Electricidad,
[c,d]	3.348% due 2/9/2031	200,000	178,930
[d]	5.00% due 9/29/2036	124,400	115,412
[b]	Duke Energy Corp., 3.25% (5-Yr. CMT + 2.32%) due 1/15/2082	225,000	215,971
	Electricite de France SA,
[c,d]	5.60% due 1/27/2040	132,000	130,254
[c,d]	6.95% due 1/26/2039	225,000	250,504
	Evergy Missouri West, Inc.,
[c]	3.75% due 3/15/2032	65,000	59,801
[c]	5.25% due 12/15/2035	188,000	185,389
	ITC Holdings Corp., 5.30% due 7/1/2043	300,000	276,894
[c]	Kentucky Power Co., 7.00% due 11/15/2033	311,000	334,782
	Puget Energy, Inc., 4.10% due 6/15/2030	200,000	193,828
	Southwestern Public Service Co., 6.00% due 6/1/2054	250,000	251,580
	Gas Utilities — 0.5%
[c]	KeySpan Gas East Corp., 5.994% due 3/6/2033	205,000	214,016
[c,d]	Snam SpA, 5.75% due 5/28/2035	288,000	293,711
			3,134,250
	TOTAL CORPORATE BONDS (Cost $29,643,841)		29,713,482

	CONVERTIBLE BONDS — 0.8%

142 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Core Plus Bond Fund | March 31, 2026 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	MEDIA & ENTERTAINMENT — 0.3%
	Media — 0.3%
	Comcast Holdings Corp. (Guaranty: Comcast Corp.), 2.00% due 10/15/2029	$480,000	$294,173
			294,173
	SOFTWARE & SERVICES — 0.5%
	Information Technology Services — 0.5%
	Block, Inc., Zero Coupon, due 5/1/2026	470,000	468,106
			468,106
	TOTAL CONVERTIBLE BONDS (Cost $788,753)		762,279

	LONG-TERM MUNICIPAL BONDS — 0.1%
	County of Miami-Dade Seaport Department, 6.224% due 11/1/2055	100,000	103,059
	TOTAL LONG-TERM MUNICIPAL BONDS (Cost $100,000)		103,059

	PREFERRED STOCK — 0.7%

	FINANCIAL SERVICES — 0.7%
	Capital Markets — 0.7%
[h]	Calamos Strategic Total Return Fund, 6.24% due 9/9/2029	14,000	344,260
[b,h]	Gabelli Dividend & Income Trust, Series J, 4.50% due 3/26/2028	14	336,882
			681,142
	TOTAL PREFERRED STOCK (Cost $664,000)		681,142

	SHORT-TERM INVESTMENTS — 1.1%
[i]	Thornburg Capital Management Fund	108,239	1,082,392
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,082,392)		1,082,392

	TOTAL INVESTMENTS — 100.0% (Cost $95,817,632)		$96,042,348

	OTHER ASSETS LESS LIABILITIES — 0.0%		42,977

	NET ASSETS — 100.0%		$96,085,325

OUTSTANDING FORWARD CURRENCY CONTRACTS TO BUY OR SELL AT MARCH 31, 2026
CONTRACT	CONTRACT		CONTRACT	CONTRACT	VALUE	UNREALIZED	UNREALIZED
DESCRIPTION	PARTY*	BUY/SELL	AMOUNT	VALUE DATE	USD	APPRECIATION	DEPRECIATION
Euro	SSB	Sell	655,100	6/17/2026	757,056	$4,638	$—
Net unrealized appreciation (depreciation)						$4,638

* Counterparty includes State Street Bank and Trust Company (“SSB”).

Footnote Legend

a	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
b	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on March 31, 2026.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the aggregate value of these securities in the Fund’s portfolio was $42,976,798, representing 44.73% of the Fund’s net assets.
d	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
e	When-issued security.
f	Bond in default.
g	Non-income producing.
h	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.
i	Investment in Affiliates.

See notes to financial statements.	Semi-Annual Financial Statements | 143

Schedule of Investments, Continued

Thornburg Core Plus Bond Fund | March 31, 2026 (Unaudited)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities	Mtg	Mortgage
ACB	Agricultural Credit Bank	NZD	Denominated in New Zealand Dollar
CMBS	Commercial Mortgage-Backed Securities	REMIC	Real Estate Mortgage Investment Conduit
CMO	Collateralized Mortgage Obligation	RFUCCT1Y	Refinitiv USD Interbank Offered Rate Consumer Cash Fallbacks Term 1 Year
CMT	Constant Maturity Rate	SOFR	Secured Overnight Financing Rate
DAC	Designated Activity Company	SOFR30A	Secured Overnight Financing Rate 30-Day Average
DOP	Denominated in Dominican Peso	TSFR1M	Term SOFR 1 Month
EGP	Denominated in Egyptian Pound	TSFR3M	Term SOFR 3 Month
EUR	Denominated in Euro	UMBS	Uniform Mortgage-Backed Securities
GBP	Denominated in Pound Sterling	UZS	Denominated in Uzbekistani Som

COUNTRY EXPOSURE *

(percent of net assets)

United States	87.4%
Mexico	1.8%
United Kingdom	1.8%
Canada	1.1%
Saudi Arabia	0.8%
France	0.7%
Bermuda	0.6%
Uzbekistan	0.6%
Brazil	0.6%
Guatemala	0.4%
United Arab Emirates	0.3%
Turkey	0.3%
Australia	0.3%
Italy	0.3%
Dominican Republic	0.3%
Peru	0.3%
Albania	0.2%
China	0.2%
Israel	0.2%
Colombia	0.2%
New Zealand	0.2%
Egypt	0.2%
Ireland	0.1%
Other Assets Less Liabilities	1.1%

* Holdings are classified by country of risk as determined by MSCI and Bloomberg.

144 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments

Thornburg Strategic Income Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	COMMON STOCK — 0.0%

	ENERGY — 0.0%
	Oil, Gas & Consumable Fuels — 0.0%
[a,b]	Foresea Holdings SA	19,278	$833,773
[a,b]	Malamute Energy, Inc.	847	847
			834,620
	TELECOMMUNICATION SERVICES — 0.0%
	Diversified Telecommunication Services — 0.0%
[a,b]	Digicel Holdings Ltd.	24,516	22,235
			22,235
	TOTAL COMMON STOCK (Cost $1,763,028)		856,855

	PREFERRED STOCK — 0.6%

	ENERGY — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
[c]	Summit Midstream Corp. Series A, 12.284%, 4/30/2026	21,140	3,370,849
			3,370,849
	FINANCIAL SERVICES — 0.3%
	Capital Markets — 0.3%
[a]	Calamos Strategic Total Return Fund 6.24%, 9/9/2029	510,000	12,540,900
[a,d]	Gabelli Dividend & Income Trust Series J, 4.50%, 3/26/2028	868	20,886,684
			33,427,584
	INSURANCE — 0.2%
	Insurance — 0.2%
	Reinsurance Group of America, Inc.,
[d]	5.75% (TSFR3M + 4.04%), 6/15/2056	398,675	9,934,981
[d]	7.125% (5-Yr. CMT + 3.46%), 10/15/2052	515,975	13,110,925
			23,045,906
	TOTAL PREFERRED STOCK (Cost $59,981,267)		59,844,339

	ASSET BACKED SECURITIES — 10.1%

	AUTO RECEIVABLES — 3.0%
	Arivo Acceptance Auto Loan Receivables Trust,
[e]	Series 2022-2A Class B, 7.70% due 2/15/2029	$1,760,000	1,780,799
[e]	Series 2024-1A Class A, 6.46% due 4/17/2028	600,220	602,078
	BOF URSA VI Funding Trust I,
[e]	Series 2023-CAR1 Class B, 6.029% due 10/27/2031	837,465	843,304
[e]	Series 2023-CAR2 Class A2, 5.542% due 10/27/2031	586,319	589,818
[e]	Series 2023-CAR2 Class B, 6.029% due 10/27/2031	2,634,595	2,649,780
[e]	BOF VII AL Funding Trust I, Series 2023-CAR3 Class A2, 6.291% due 7/26/2032	3,015,907	3,051,820
	Carvana Auto Receivables Trust,
[e]	Series 2021-N4 Class E, 4.53% due 9/11/2028	6,441,769	6,353,326
[e]	Series 2021-N4 Class R, due 9/12/2028	11,650	449,540
[a,e]	Series 2021-P1 Class R, due 12/10/2027	23,500	0
[e]	Series 2021-P2 Class R, due 5/10/2028	7,500	992,501
[e]	Series 2021-P3 Class R, due 9/11/2028	9,000	718,315
[e]	Series 2021-P4 Class R, due 9/11/2028	8,250	842,202
[e]	Series 2022-N1 Class E, 6.01% due 12/11/2028	3,750,040	3,662,724
[e]	Series 2022-P1 Class R, due 1/10/2029	24,000	4,980,894
[e]	Series 2022-P1 Class XS, due 1/10/2029	126,212,437	348,422
[e]	CPS Auto Securitization Trust, Series 2021-1A Class A, 7.86% due 6/16/2026	4,206,068	4,283,878
	Exeter Automobile Receivables Trust,
	Series 2022-2A Class D, 4.56% due 7/17/2028	6,390,788	6,381,445
	Series 2022-3A Class D, 6.76% due 9/15/2028	16,662,028	16,837,586
	Series 2022-4A Class D, 5.98% due 12/15/2028	1,018,697	1,023,701
	Series 2022-6A Class D, 8.03% due 4/6/2029	12,464,000	12,721,936

See notes to financial statements.	Semi-Annual Financial Statements | 145

Schedule of Investments, Continued

Thornburg Strategic Income Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	Series 2023-4A Class C, 6.51% due 8/15/2028	$1,483,976	$1,489,524
	Series 2024-2A Class C, 5.74% due 5/15/2029	1,053,552	1,059,523
	FHF Issuer Trust,
[e]	Series 2024-3A Class A2, 4.94% due 11/15/2030	4,306,436	4,299,669
[e]	Series 2025-2A Class A2, 5.75% due 5/15/2030	27,985,000	28,107,056
	FHF Trust,
[e]	Series 2022-2A Class A, 6.14% due 12/15/2027	125,836	125,898
[e]	Series 2023-1A Class A2, 6.57% due 6/15/2028	472,234	473,822
[e]	First Investors Auto Owner Trust, Series 2022-1A Class E, 5.41% due 6/15/2029	5,000,000	5,003,738
	Flagship Credit Auto Trust,
[e]	Series 2019-3 Class R, due 12/15/2026	31,000	1,044,889
[e]	Series 2019-4 Class R, due 3/15/2027	26,000	1,464,060
[e]	Series 2020-4 Class E, 3.84% due 7/17/2028	5,296,907	5,261,996
[e]	Series 2022-1 Class E, 5.37% due 6/15/2029	6,120,000	4,446,895
	GLS Auto Receivables Issuer Trust,
[e]	Series 2021-4A Class D, 2.48% due 10/15/2027	5,960,219	5,934,532
[e]	Series 2025-4A Class A2, 4.37% due 10/16/2028	7,603,000	7,607,968
[e]	JPMorgan Chase Bank NA - CACLN, Series 2021-1 Class R, 28.348% due 9/25/2028	369,319	381,932
[e]	Lendbuzz Securitization Trust, Series 2023-2A Class A2, 7.09% due 10/16/2028	992,560	1,002,578
[e]	Lobel Automobile Receivables Trust, Series 2023-2 Class B, 8.67% due 5/15/2029	2,084,290	2,090,311
[e]	Research-Driven Pagaya Motor Asset Trust, Series 2026-1A Class A2, 4.515% due 1/25/2035	9,592,000	9,586,295
	Research-Driven Pagaya Motor Trust,
[e]	Series 2025-5A Class A2, 4.575% due 6/26/2034	21,708,000	21,698,527
[e]	Series 2025-6A Class A2, 4.705% due 8/25/2034	28,203,000	28,216,050
[e]	SAFCO Auto Receivables Trust, Series 2025-1A Class A, 5.46% due 9/10/2029	11,521,366	11,551,547
[e]	Santander Bank Auto Credit-Linked Notes, Series 2022-C Class G, 18.057% due 12/15/2032	7,075,000	7,474,716
	Santander Drive Auto Receivables Trust,
	Series 2024-3 Class B, 5.55% due 9/17/2029	22,800,000	22,985,447
	Series 2026-1 Class A2, 4.04% due 3/15/2029	10,042,000	10,036,077
	Tricolor Auto Securitization Trust,
[b,e,f]	Series 2024-2A Class A, 6.36% due 12/15/2027	1,028,264	949,499
[b,e,f]	Series 2024-3A Class A, 5.22% due 6/15/2028	2,202,828	1,884,299
[e]	United Auto Credit Securitization Trust Series 2022-1 Class R, due 11/10/2028	37,000	1,762,646
	Veros Auto Receivables Trust,
[e]	Series 2025-1 Class A, 5.31% due 9/15/2028	8,318,463	8,332,182
[e]	Series 2026-1 Class A, 4.53% due 8/15/2028	9,293,045	9,288,908
[e]	Westlake Automobile Receivables Trust, Series 2022-2A Class E, 6.00% due 12/15/2027	30,832,000	31,033,654
			303,708,307
	CREDIT CARD — 0.6%
	Continental Finance Credit Card ABS Master Trust,
[e]	Series 2024-A Class A, 5.78% due 12/15/2032	5,000,000	5,025,230
[e]	Series 2024-A Class D, 9.42% due 12/15/2032	9,343,000	9,236,686
[e]	Fortiva Retail Credit Master Note Business Trust, Series 2025-ONE Class A, 5.55% due 1/15/2031	22,585,000	22,434,896
[e]	Mercury Financial Credit Card Master Trust, Series 2024-2A Class A, 6.56% due 7/20/2029	9,800,000	9,810,118
[e]	Mission Lane Credit Card Master Trust, Series 2024-A Class A1, 6.20% due 8/15/2029	4,700,000	4,711,441
[e]	Perimeter Master Notes Business Trust, 8.55% due 9/17/2029	10,000,000	10,026,641
			61,245,012
	HOME EQUITY — 0.1%
	Knock Issuer Trust, Whole Loan Securities Trust CMO,
[e]	Series 2025-1 Class A1, 7.119% due 2/25/2030	11,200,000	11,293,429
[e]	Series 2025-1 Class A2, 9.054% due 2/25/2030	1,000,000	1,007,475
			12,300,904
	OTHER ASSET BACKED — 4.8%
[d,e]	321 Henderson Receivables I LLC, Series 2006-3A Class A1, 3.987% (TSFR1M + 0.31%) due 9/15/2041	235,254	234,743
[e]	ACHD Trust, Series 2025-DS1 Class A, 5.978% due 1/9/2034	4,419,240	4,422,458
	ACHV ABS Trust,
[e]	Series 2023-3PL Class D, 8.36% due 8/19/2030	640,708	641,726
[e]	Series 2023-4CP Class E, 10.50% due 11/25/2030	1,969,699	1,976,916
[e]	Affirm Asset Securitization Trust, Series 2025-X2 Class A, 4.45% due 10/15/2030	4,821,878	4,825,430

146 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Strategic Income Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	AMCR ABS Trust,
[e]	Series 2024-A Class A, 6.26% due 8/18/2031	$10,867	$10,873
[e,g]	Series 2026-A Class A, 5.52% due 5/18/2033	10,500,000	10,513,054
[e]	AMDR ABS Trust, Series 2025-1A Class A, 6.378% due 12/19/2033	4,597,521	4,606,829
	Aqua Finance Trust,
[e]	Series 2019-A Class D, 6.07% due 7/16/2040	7,074,817	6,953,568
[e]	Series 2020-AA Class A, 1.90% due 7/17/2046	994,688	924,652
[e]	Series 2020-AA Class D, 7.15% due 7/17/2046	2,061,602	2,042,738
[e]	Series 2021-A Class A, 1.54% due 7/17/2046	1,963,254	1,803,911
[d]	ASP WHCO Partner 2 LP, 6.783% due 3/29/2029	23,750,000	23,695,430
[e]	Auxilior Term Funding LLC, Series 2023-1A Class A2, 6.18% due 12/15/2028	311,340	312,079
[e]	BHG Securitization Trust, Series 2021-A Class C, 3.69% due 11/17/2033	2,200,000	2,113,548
[d,e]	Cascade MH Asset Trust, Series 2021-MH1 Class B3, 7.499% due 2/25/2046	1,936,119	1,731,632
[e]	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C Class A, 6.05% due 1/20/2031	7,876,455	7,966,705
[e]	Crossroads Asset Trust, Series 2025-A Class A2, 4.91% due 2/20/2032	6,071,912	6,108,060
	DailyPay Securitization Trust,
[e]	Series 2025-1A Class A, 5.63% due 6/26/2028	10,075,000	10,104,615
[e]	Series 2025-1A Class D, 8.53% due 6/26/2028	6,015,000	6,056,501
[e]	DataBank Issuer LLC, Series 2024-1A Class A2, 5.30% due 1/26/2054	16,375,000	16,144,277
[e]	Dext ABS LLC, Series 2023-2 Class A2, 6.56% due 5/15/2034	337,280	338,087
[e]	Diamond Infrastructure Funding LLC, Series 2021-1A Class A, 1.76% due 4/15/2049	19,150,000	18,720,624
[e]	Diamond Issuer LLC, Series 2021-1A Class A, 2.305% due 11/20/2051	10,983,000	10,639,414
[e]	Dividend Solar Loans LLC, Series 2019-1 Class A, 3.67% due 8/22/2039	14,442,648	13,453,439
[e,h]	ECAF I Ltd., Series 2015-1A Class B1, 5.802% due 6/15/2040	4,600,060	2,252,235
[e]	EverBright Solar Trust, Series 2024-A Class A, 6.43% due 6/22/2054	9,886,005	8,366,638
[b,e,f]	FAT Brands Fazoli’s Native I LLC, Series 2021-1 Class A2, 7.00% due 7/25/2051	10,914,785	7,107,365
	Foundation Finance Trust,
[e]	Series 2021-1A Class A, 1.27% due 5/15/2041	721,176	679,806
[e]	Series 2021-1A Class D, 4.96% due 5/15/2041	1,090,298	1,067,537
[e]	Series 2021-2A Class A, 2.19% due 1/15/2042	726,716	688,273
[e]	Series 2021-2A Class D, 5.73% due 1/15/2042	2,600,333	2,598,225
[e]	FREED ABS Trust, Series 2022-3FP Class D, 7.36% due 8/20/2029	644,078	644,918
	Goldman Home Improvement Trust Issuer Trust,
[e]	Series 2021-GRN2 Class A, 1.15% due 6/25/2051	1,084,188	1,071,182
[a,e]	Series 2021-GRN2 Class R, due 6/20/2051	41,500	1,614,843
[e]	Series 2022-GRN1 Class A, 4.50% due 6/25/2052	776,060	775,708
[e]	Goodgreen Trust, Series 2021-1A Class A, 2.66% due 10/15/2056	14,508,803	12,030,290
	GoodLeap Sustainable Home Solutions Trust,
[e]	Series 2021-3CS Class A, 2.10% due 5/20/2048	1,623,413	1,253,890
[e]	Series 2021-3CS Class C, 3.50% due 5/20/2048	3,800,092	1,556,462
[e]	Series 2021-4GS Class A, 1.93% due 7/20/2048	9,048,614	7,033,000
[e]	Series 2021-5CS Class A, 2.31% due 10/20/2048	11,963,064	9,275,404
[e]	Series 2022-1GS Class A, 2.70% due 1/20/2049	14,390,630	10,688,025
	GreenSky Home Improvement Issuer Trust,
[e]	Series 2024-1 Class A2, 5.88% due 6/25/2059	408,684	410,717
[e]	Series 2024-1 Class E, 9.00% due 6/25/2059	3,731,990	3,895,692
[e]	Series 2024-2 Class A2, 5.25% due 10/27/2059	1,052,244	1,054,648
[e]	Series 2025-2A Class A2, 4.93% due 6/25/2060	1,912,017	1,917,968
[d,e]	Harvest SBA Loan Trust, Series 2024-1 Class A, 6.00% (SOFR30A + 2.25%) due 12/25/2051	10,491,068	10,591,339
[e]	HERO Funding Trust, Series 2017-2A Class A1, 3.28% due 9/20/2048	624,458	574,542
	InStar Leasing III LLC,
[e]	Series 2021-1A Class A, 2.30% due 2/15/2054	3,853,774	3,676,655
[e]	Series 2021-1A Class C, 5.29% due 2/15/2054	2,325,323	2,210,211
[e]	Lending Funding Trust, Series 2020-2A Class A, 2.32% due 4/21/2031	5,710,088	5,643,995
	LendingPoint Asset Securitization Trust,
[e]	Series 2020-REV1 Class C, 7.699% due 10/15/2028	625,179	628,779
[e]	Series 2021-A Class D, 5.73% due 12/15/2028	1,972,350	1,022,001
[e]	Series 2021-B Class D, 6.12% due 2/15/2029	5,000,000	1,243,404
[e]	Series 2022-A Class E, 7.02% due 6/15/2029	6,000,000	60
	Loanpal Solar Loan Ltd.,
[e]	Series 2021-1GS Class A, 2.29% due 1/20/2048	11,181,812	8,514,330
[e,i]	Series 2021-1GS Class R, due 1/20/2048	13,252,480	2,237,771
[e]	Series 2021-2GS Class C, 3.50% due 3/20/2048	2,820,796	1,673,668

See notes to financial statements.	Semi-Annual Financial Statements | 147

Schedule of Investments, Continued

Thornburg Strategic Income Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

[e]	LP LMS Asset Securitization Trust, Series 2021-2A Class D, 6.61% due 1/15/2029	$2,947,000	$2,135,420
	Marlette Funding Trust,
[e]	Series 2021-1A Class R, due 6/16/2031	9,520	18,294
[e]	Series 2021-2A Class R, due 9/15/2031	16,347	224,205
[e]	Series 2021-3A Class R, due 12/15/2031	53,946	792,543
[e]	Series 2022-3A Class D, 7.80% due 11/15/2032	13,674,819	13,867,996
[e]	Series 2023-3A Class C, 7.06% due 9/15/2033	147,599	147,766
[e]	Series 2023-3A Class D, 8.04% due 9/15/2033	6,000,000	6,141,663
[e]	MMP Capital LLC, Series 2025-A Class A, 5.36% due 12/15/2031	4,258,793	4,279,160
[e]	Momnt Technologies Trust, Series 2023-1A Class A, 6.92% due 3/20/2045	723,478	726,402
	Mosaic Solar Loan Trust,
[e]	Series 2020-2A Class B, 2.21% due 8/20/2046	2,663,511	2,097,295
[e]	Series 2020-2A Class D, 5.42% due 8/20/2046	460,476	456,217
[e]	Series 2020-2A Class R, due 8/20/2046	1,549,937	305,254
[e]	Series 2021-1A Class R, due 12/20/2046	8,600,000	1,193,525
[e]	Series 2021-2A Class R, due 4/22/2047	9,930,000	602,969
[e]	Series 2021-3A Class R, due 6/20/2052	12,320,000	596,855
[e]	NetCredit Combined Receivables A LLC, Series 2025-A Class A, 7.29% due 10/20/2031	5,264,906	5,311,103
[e]	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1 Class A1, 1.91% due 10/20/2061	19,365,000	16,254,601
[e]	NMEF Funding LLC, Series 2025-B Class A2, 4.64% due 1/18/2033	7,223,895	7,245,993
[d,e]	Oportun Funding LLC Series 2022-1 Class CERT, due 6/15/2029	11,000	142,123
	Oportun Issuance Trust,
[e]	Series 2021-B Class A, 1.47% due 5/8/2031	1,013,572	996,396
[e]	Series 2021-C Class A, 2.18% due 10/8/2031	4,362,272	4,304,386
	Pagaya AI Debt Grantor Trust,
[e]	Series 2026-1 Class A1, 4.228% due 2/15/2027	7,806,000	7,803,781
[e]	Series 2026-2 Class A1, 4.522% due 4/15/2027	21,115,000	21,115,000
[e]	Pagaya AI Debt Trust, Series 2022-2 Class C, 7.50% due 1/15/2030	1,017,156	1,018,014
[e]	PowerPay Issuance Trust, Series 2024-1A Class A, 6.53% due 2/18/2039	4,495,372	4,592,610
[e]	RCKT Trust, Series 2025-1A Class A, 4.90% due 7/25/2034	2,120,711	2,125,451
	Reach ABS Trust,
[e]	Series 2025-2A Class A, 4.93% due 8/18/2032	1,945,200	1,952,909
[e]	Series 2026-1A Class A, 4.32% due 2/15/2033	7,273,864	7,275,498
[e]	Retained Vantage Data Centers Issuer LLC, Series 2023-1A Class A2A, 5.00% due 9/15/2048	12,100,000	12,039,322
[e]	Service Experts Issuer LLC, Series 2021-1A Class A, 2.67% due 2/2/2032	4,142,598	4,075,514
[e]	Sierra Timeshare Receivables Funding LLC, Series 2023-1A Class D, 9.80% due 1/20/2040	939,020	961,755
[e]	SpringCastle America Funding LLC, Series 2020-AA Class A, 1.97% due 9/25/2037	1,603,801	1,520,109
[e]	Stream Innovations Issuer Trust, Series 2024-1A Class A, 6.27% due 7/15/2044	4,085,476	4,186,845
[e]	Sunbit Asset Securitization Trust, Series 2025-1 Class A, 5.36% due 7/15/2030	8,900,000	8,963,241
[e]	Sunnova Hestia II Issuer LLC, Series 2024-GRID1 Class 1A, 5.63% due 7/20/2051	5,185,370	5,060,312
[e]	Tesla Sustainable Energy Trust, Series 2024-1A Class A2, 5.08% due 6/21/2050	9,078,816	9,085,353
[e]	Theorem Funding Trust, Series 2022-3A Class B, 8.95% due 4/15/2029	1,140,271	1,160,836
	Upgrade Master Pass-Thru Trust,
[e]	Series 2025-ST4 Class A, 5.495% due 8/16/2032	3,862,283	3,876,624
[e]	Series 2025-ST5 Class A, 4.794% due 9/15/2032	5,360,774	5,362,383
	Upstart Pass-Through Trust,
[e]	Series 2021-ST8 Class CERT, due 10/20/2029	5,400,000	341,361
[e]	Series 2021-ST9 Class CERT, due 11/20/2029	1,414,000	151,435
	Upstart Securitization Trust,
[e]	Series 2021-3 Class CERT, due 7/20/2031	7,165	228,834
[e]	Series 2021-4 Class C, 3.19% due 9/20/2031	137,778	137,564
[e]	Series 2021-4 Class CERT, due 9/20/2031	4,706	516,739
[e]	Series 2021-5 Class C, 4.15% due 11/20/2031	2,655,636	2,652,890
[e]	Series 2023-1 Class C, 11.10% due 2/20/2033	4,413,510	4,477,143
[e]	Series 2023-2 Class B, 7.92% due 6/20/2033	493,451	494,282
[e]	Series 2023-3 Class A, 6.90% due 10/20/2033	29,521	29,547
[e]	Series 2023-3 Class B, 8.25% due 10/20/2033	19,500,000	19,879,900
[e]	Series 2024-1 Class A, 5.33% due 11/20/2034	1,801,012	1,801,505
[e]	Series 2025-1 Class A, 5.45% due 4/20/2035	3,951,544	3,955,420
[e]	Series 2025-2 Class A2, 5.22% due 6/20/2035	4,799,362	4,814,974
[e]	Upstart Structured Pass-Through Trust, Series 2022-2A Class A, 4.25% due 6/17/2030	1,915,632	1,911,027
[e]	Verdant Receivables LLC, Series 2023-1A Class A2, 6.24% due 1/13/2031	3,803,084	3,855,337
			485,604,571

148 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Strategic Income Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	STUDENT LOAN — 1.6%
[e]	Ascent Education Funding Trust, Series 2024-A Class A, 6.14% due 10/25/2050	$8,719,597	$8,896,384
	College Ave Student Loans LLC,
[d,e]	Series 2021-A Class A1, 4.893% (TSFR1M + 1.21%) due 7/25/2051	1,703,160	1,695,497
[e]	Series 2021-A Class A2, 1.60% due 7/25/2051	162,206	149,912
[d,e]	Series 2021-C Class A1, 4.693% (TSFR1M + 1.01%) due 7/26/2055	3,610,468	3,558,719
[e]	Series 2021-C Class R, due 7/26/2055	38,750	8,617,083
[e]	Series 2023-A Class R, due 5/25/2055	35,000	16,506,283
	Commonbond Student Loan Trust,
[e]	Series 2018-CGS Class A1, 3.87% due 2/25/2046	241,696	234,573
[e]	Series 2020-1 Class A, 1.69% due 10/25/2051	850,360	781,674
[e]	Series 2021-BGS Class A, 1.17% due 9/25/2051	3,040,797	2,648,481
[e]	EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A Class A, 1.80% due 11/25/2045	11,650,610	11,014,496
	MPOWER Education Trust,
[e]	Series 2024-A Class A, 6.78% due 7/22/2041	6,723,788	6,854,536
[e]	Series 2025-A Class A, 6.62% due 7/21/2042	11,700,256	11,819,611
	National Collegiate Student Loan Trust,
[d]	Series 2005-1 Class B, 4.173% (TSFR1M + 0.49%) due 3/26/2035	1,534,835	1,449,714
[d]	Series 2006-1 Class A5, 4.143% (TSFR1M + 0.46%) due 3/25/2033	5,665,097	5,614,854
[d]	Series 2006-4 Class A4, 4.103% (TSFR1M + 0.42%) due 5/25/2032	639,242	637,096
[d]	Series 2007-2 Class A4, 4.083% (TSFR1M + 0.40%) due 1/25/2033	17,731,862	17,262,101
[d,e]	Navient Private Education Refi Loan Trust, Series 2019-D Class A2B, 4.837% (TSFR1M + 1.16%) due 12/15/2059	1,677,369	1,672,567
	Nelnet Student Loan Trust,
[d,e]	Series 2015-2A Class A2, 4.376% (SOFR30A + 0.71%) due 9/25/2042	1,069,695	1,029,480
[d,e]	Series 2021-CA Class AFL, 4.53% (TSFR1M + 0.85%) due 4/20/2062	1,575,288	1,559,540
[e]	Series 2021-CA Class AFX, 1.32% due 4/20/2062	4,195,994	3,945,795
[d,e]	Series 2021-DA Class AFL, 4.48% (TSFR1M + 0.80%) due 4/20/2062	1,820,185	1,801,998
[d,e,h]	Prodigy Finance DAC, Series 2021-1A Class A, 5.043% (TSFR1M + 1.36%) due 7/25/2051	259,959	259,361
	SLM Student Loan Trust,
[d]	Series 2008-2 Class A3, 4.899% (SOFR90A + 1.01%) due 4/25/2023	12,875	12,866
[d]	Series 2008-5 Class A4, 5.849% (SOFR90A + 1.96%) due 7/25/2023	231,601	225,980
[d]	Series 2011-2 Class A2, 4.976% (SOFR30A + 1.31%) due 10/25/2034	1,587,971	1,595,788
[d]	Series 2012-1 Class A3, 4.726% (SOFR30A + 1.06%) due 9/25/2028	962,645	957,363
[d]	Series 2013-6 Class A3, 4.426% (SOFR30A + 0.76%) due 6/26/2055	1,150,242	1,136,414
	SMB Private Education Loan Trust,
[e]	Series 2021-A Class R, due 1/15/2053	2,742	4,322,654
[d,e]	Series 2021-D Class A1B, 4.387% (TSFR1M + 0.71%) due 3/17/2053	1,230,426	1,216,906
[e]	Series 2022-A Class D, 4.75% due 11/16/2054	2,230,236	2,105,578
[d,e]	SoFi Alternative Trust, Series 2019-C Class PT, 6.521% due 1/25/2045	13,242,089	13,152,450
[e]	SoFi Professional Loan Program LLC, Series 2021-B Class AFX, 1.14% due 2/15/2047	12,059,419	10,689,328
[e]	SoFi Professional Loan Program Trust Series 2021-B Class R1, due 2/15/2047	90,000	1,963,516
	Towd Point Asset Trust,
[d,e]	Series 2021-SL1 Class A2, 4.49% (TSFR1M + 0.81%) due 11/20/2061	650,160	649,446
[d,e]	Series 2021-SL1 Class D, 5.49% (TSFR1M + 1.81%) due 11/20/2061	11,986,000	11,807,480
			157,845,524
	TOTAL ASSET BACKED SECURITIES (Cost $1,040,110,695)		1,020,704,318

	CORPORATE BONDS — 44.0%

	AUTOMOBILES & COMPONENTS — 0.8%
	Automobile Components — 0.1%
[e]	LKQ European Holdings BV (EUR), 4.125% due 4/1/2028	6,600,000	7,609,082
[e]	Real Hero Merger Sub 2, Inc., 6.25% due 2/1/2029	2,671,000	1,079,805
	Automobiles — 0.7%
[e]	Daimler Truck Finance North America LLC, 5.00% due 10/12/2032	14,700,000	14,582,253
[e]	Harley-Davidson Financial Services, Inc., 3.05% due 2/14/2027	15,000,000	14,783,550
	Hyundai Capital America,
[e]	3.00% due 2/10/2027	1,930,000	1,905,547
[e]	4.75% due 4/6/2029	7,125,000	7,126,110
[e]	5.15% due 3/27/2030	6,916,000	6,988,134
[e]	5.30% due 3/19/2027	4,750,000	4,786,005

See notes to financial statements.	Semi-Annual Financial Statements | 149

Schedule of Investments, Continued

Thornburg Strategic Income Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

[e]	5.45% due 6/24/2026	$5,400,000	$5,412,366
[e]	6.50% due 1/16/2029	3,000,000	3,134,670
	Volkswagen Group of America Finance LLC,
[e]	4.45% due 9/11/2027	3,507,000	3,498,022
[e]	5.05% due 3/27/2028	12,074,000	12,149,221
			83,054,765
	BANKS — 0.9%
	Banks — 0.9%
	Bank of New York Mellon Corp.,
[c,d]	Series F, 4.625% (TSFR3M + 3.39%) due 9/20/2026	1,935,000	1,925,519
[c,d]	Series H, 7.166% (5-Yr. CMT + 3.35%) due 6/20/2026	649,000	650,720
[c,d]	Series I, 3.75% (5-Yr. CMT + 2.63%) due 12/20/2026	33,455,000	32,796,940
[e,h]	Macquarie Bank Ltd., 3.624% due 6/3/2030	2,800,000	2,656,304
[d]	Morgan Stanley Bank NA, 5.016% (SOFR + 0.91%) due 1/12/2029	5,610,000	5,670,139
[d,e,h]	NBK SPC Ltd., 1.625% (SOFR + 1.05%) due 9/15/2027	5,177,000	5,091,217
	Santander Holdings USA, Inc.,
[d]	5.741% (SOFR + 1.88%) due 3/20/2031	11,370,000	11,656,069
[d]	6.124% (SOFR + 1.23%) due 5/31/2027	5,000,000	5,009,900
[d]	7.66% (SOFR + 3.28%) due 11/9/2031	12,000,000	13,217,640
	Wells Fargo & Co.,
[d]	4.808% (SOFR + 1.98%) due 7/25/2028	3,350,000	3,364,003
[d]	5.574% (SOFR + 1.74%) due 7/25/2029	10,000,000	10,225,700
			92,264,151
	CAPITAL GOODS — 1.1%
	Aerospace & Defense — 0.4%
	BWX Technologies, Inc.,
[e]	4.125% due 6/30/2028	4,380,000	4,266,733
[e]	4.125% due 4/15/2029	12,081,000	11,628,325
	TransDigm, Inc.,
[e]	6.375% due 3/1/2029	14,860,000	15,162,104
[e]	6.75% due 8/15/2028	11,165,000	11,292,504
	Construction & Engineering — 0.0%
[e,h]	Aeropuertos Dominicanos Siglo XXI SA, 7.00% due 6/30/2034	5,000,000	5,106,400
	Machinery — 0.5%
[e,h]	ATS Corp., 4.125% due 12/15/2028	9,620,000	9,276,277
[e]	Axon Enterprise, Inc., 6.125% due 3/15/2030	1,975,000	2,015,527
	Esab Corp.,
[e]	5.625% due 4/1/2031	500,000	503,480
[e]	6.25% due 4/15/2029	970,000	982,610
	Flowserve Corp., 3.50% due 10/1/2030	3,431,000	3,228,571
[e]	Mueller Water Products, Inc., 4.00% due 6/15/2029	20,714,000	19,963,946
	nVent Finance SARL,
[h]	2.75% due 11/15/2031	4,097,000	3,637,153
[h]	4.55% due 4/15/2028	3,000,000	2,993,070
	Regal Rexnord Corp., 6.30% due 2/15/2030	6,000,000	6,287,580
	Trading Companies & Distributors — 0.2%
	LKQ Corp., 6.25% due 6/15/2033	10,840,000	11,162,165
[e]	Windsor Holdings III LLC, 8.50% due 6/15/2030	8,470,000	8,772,803
			116,279,248
	COMMERCIAL & PROFESSIONAL SERVICES — 1.7%
	Commercial Services & Supplies — 1.4%
[e]	ACCO Brands Corp., 4.25% due 3/15/2029	16,611,000	14,836,115
	Avery Dennison Corp., 5.75% due 3/15/2033	16,449,000	17,130,153
	Clean Harbors, Inc.,
[e]	5.125% due 7/15/2029	2,000,000	1,973,040
[e]	5.75% due 10/15/2033	900,000	900,729
[e]	6.375% due 2/1/2031	3,000,000	3,046,230
	CoreCivic, Inc., 8.25% due 4/15/2029	12,869,000	13,430,088
	Element Fleet Management Corp.,
[e,h]	5.643% due 3/13/2027	5,400,000	5,447,196

150 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Strategic Income Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

[e,h]	6.271% due 6/26/2026	$17,735,000	$17,782,175
[e,h]	6.319% due 12/4/2028	3,422,000	3,565,450
	Equifax, Inc., 2.35% due 9/15/2031	9,394,000	8,240,229
	GEO Group, Inc., 8.625% due 4/15/2029	8,975,000	9,321,974
	Quanta Services, Inc., 4.75% due 8/9/2027	3,670,000	3,690,038
[e]	Rentokil Terminix Funding LLC, 5.00% due 4/28/2030	13,680,000	13,737,046
	UL Solutions, Inc., 6.50% due 10/20/2028	16,950,000	17,744,785
[e]	VT Topco, Inc., 8.50% due 8/15/2030	11,362,000	11,543,565
	Professional Services — 0.3%
	Gartner, Inc.,
[e]	3.625% due 6/15/2029	7,155,000	6,718,903
[e]	4.50% due 7/1/2028	10,634,000	10,450,776
[e]	Korn Ferry, 4.625% due 12/15/2027	17,229,000	17,075,662
			176,634,154
	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 0.5%
	Broadline Retail — 0.1%
[e,h]	Meituan, 4.50% due 4/2/2028	14,600,000	14,580,144
	Hotels, Restaurants & Leisure — 0.0%
	Hyatt Hotels Corp., 5.75% due 1/30/2027	1,750,000	1,763,930
	Specialty Retail — 0.4%
[e,h]	Belron U.K. Finance plc, 5.75% due 10/15/2029	2,680,000	2,693,748
[e,h]	El Puerto de Liverpool SAB de CV, 6.255% due 1/22/2032	13,175,000	13,605,559
	Ferguson Enterprises, Inc., 4.35% due 3/15/2031	11,803,000	11,612,264
	Genuine Parts Co., 4.95% due 8/15/2029	8,613,000	8,581,132
			52,836,777
	CONSUMER DURABLES & APPAREL — 0.6%
	Household Durables — 0.1%
[e]	CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50% due 10/15/2029	11,475,000	9,731,374
	Leisure Products — 0.2%
[e]	Acushnet Co., 5.625% due 12/1/2033	1,955,000	1,950,269
	Mattel, Inc., 5.00% due 11/17/2030	1,575,000	1,567,534
	Polaris, Inc.,
	5.60% due 3/1/2031	6,637,000	6,578,727
	6.95% due 3/15/2029	9,875,000	10,349,494
	Textiles, Apparel & Luxury Goods — 0.3%
[e]	Champ Acquisition Corp., 8.375% due 12/1/2031	3,590,000	3,761,279
[e]	Levi Strauss & Co. (EUR), 4.00% due 8/15/2030	2,000,000	2,299,402
	Under Armour, Inc.,
	3.25% due 6/15/2026	17,454,000	17,389,944
[e]	7.25% due 7/15/2030	8,990,000	9,089,519
			62,717,542
	CONSUMER SERVICES — 0.6%
	Diversified Consumer Services — 0.1%
	Service Corp. International, 5.75% due 10/15/2032	5,950,000	5,943,217
	Hotels, Restaurants & Leisure — 0.5%
[e,h]	Arcos Dorados BV, 6.375% due 1/29/2032	13,740,000	14,060,829
[e]	Papa John’s International, Inc., 3.875% due 9/15/2029	12,568,000	11,982,708
[e]	Sodexo, Inc., 5.15% due 8/15/2030	6,000,000	6,082,380
[e]	WMG Acquisition Corp. (EUR), 2.25% due 8/15/2031	19,018,000	20,316,167
			58,385,301
	CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.5%
	Consumer Staples Distribution & Retail — 0.5%
	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC,
[e]	5.50% due 3/31/2031	4,725,000	4,673,592
[e]	6.25% due 3/15/2033	1,000,000	1,008,600
[e]	KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00% due 2/15/2029	24,136,000	25,135,472

See notes to financial statements.	Semi-Annual Financial Statements | 151

Schedule of Investments, Continued

Thornburg Strategic Income Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	U.S. Foods, Inc.,
[e]	4.75% due 2/15/2029	$13,800,000	$13,629,018
[e]	5.75% due 4/15/2033	5,465,000	5,452,157
			49,898,839
	ENERGY — 3.4%
	Energy Equipment & Services — 0.2%
[e,h]	Empresa Generadora de Electricidad Haina SA, 5.625% due 11/8/2028	10,800,000	10,514,556
[h]	Polaris Renewable Energy, Inc., 9.50% due 12/3/2029	6,250,000	6,433,375
	Oil, Gas & Consumable Fuels — 3.2%
[e]	Cameron LNG LLC, 3.402% due 1/15/2038	10,203,000	8,884,772
[e]	Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15% due 8/15/2026	725,000	723,398
[e]	Columbia Pipelines Holding Co. LLC, 5.097% due 10/1/2031	10,410,000	10,470,378
[e]	Columbia Pipelines Operating Co. LLC, 5.927% due 8/15/2030	11,960,000	12,520,206
	Delek Logistics Partners LP/Delek Logistics Finance Corp.,
[e]	7.125% due 6/1/2028	2,941,000	2,939,941
[e]	8.625% due 3/15/2029	18,140,000	18,775,081
	Ecopetrol SA,
[h]	7.75% due 2/1/2032	4,850,000	4,904,029
[h]	8.875% due 1/13/2033	10,588,000	11,143,129
[e]	El Paso Natural Gas Co. LLC, 3.50% due 2/15/2032	1,989,000	1,832,545
	Enbridge, Inc.,
[d,h]	Series 16-A, 6.00% (TSFR3M + 4.15%) due 1/15/2077	12,330,000	12,306,573
[d,h]	Series 2017-A, 5.50% (TSFR3M + 3.68%) due 7/15/2077	7,110,000	7,051,343
	Energean Israel Finance Ltd.,
[h]	5.375% due 3/30/2028	1,500,000	1,441,650
[h]	8.50% due 9/30/2033	13,060,000	13,426,072
	Energy Transfer LP,
	6.05% due 12/1/2026	10,520,000	10,619,098
[d]	6.943% (TSFR3M + 3.28%) due 11/1/2066	1,200,000	1,179,000
[c,d]	Series H, 6.50% (5-Yr. CMT + 5.69%) due 11/15/2026	22,571,000	22,527,889
	Galaxy Pipeline Assets Bidco Ltd.,
[e,h]	1.75% due 9/30/2027	2,413,695	2,346,691
[e,h]	2.16% due 3/31/2034	15,876,953	14,057,137
[e,h]	2.625% due 3/31/2036	6,630,000	5,636,826
[b,e,f,h]	Gazprom PJSC via Gaz Finance plc, 3.50% due 7/14/2031	16,000,000	10,053,280
[e]	Global Partners LP/GLP Finance Corp., 7.125% due 7/1/2033	2,735,000	2,758,029
[e,h]	Greensaif Pipelines Bidco SARL, 5.853% due 2/23/2036	10,000,000	10,030,700
[e,h]	Medco Maple Tree Pte. Ltd., 8.96% due 4/27/2029	13,000,000	13,346,840
[e]	Midwest Connector Capital Co. LLC, 4.625% due 4/1/2029	5,487,000	5,457,151
	MPLX LP, 4.95% due 9/1/2032	2,790,000	2,782,802
	Petroleos Mexicanos,
[h]	5.95% due 1/28/2031	8,312,000	7,942,365
[h]	6.84% due 1/23/2030	10,950,000	10,952,628
	Raizen Fuels Finance SA,
[e,h]	5.70% due 1/17/2035	11,670,000	6,365,985
[e,h]	6.45% due 3/5/2034	4,800,000	2,639,616
	South Bow USA Infrastructure Holdings LLC, 5.026% due 10/1/2029	4,460,000	4,490,863
[e]	Summit Midstream Holdings LLC, 8.625% due 10/31/2029	4,950,000	5,098,550
	Sunoco LP,
[e]	5.875% due 7/15/2027	16,591,000	16,593,489
[e]	6.625% due 8/15/2032	7,115,000	7,232,896
[e]	7.00% due 5/1/2029	2,083,000	2,136,741
[e]	7.25% due 5/1/2032	7,893,000	8,173,675
[c,d,e]	7.875% (5-Yr. CMT + 4.23%) due 9/18/2030	1,897,000	1,933,176
	Sunoco LP/Sunoco Finance Corp.,
	5.875% due 3/15/2028	12,530,000	12,513,836
[e]	7.00% due 9/15/2028	2,387,000	2,435,337
[e,h]	TMS Issuer SARL, 5.78% due 8/23/2032	10,700,000	10,868,097
[d,h]	Transcanada Trust, Series 16-A, 5.875% (TSFR3M + 4.64%) due 8/15/2076	9,899,000	9,890,883

152 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Strategic Income Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	Whistler Pipeline LLC,
[e]	5.40% due 9/30/2029	$5,000,000	$5,119,850
[e]	5.70% due 9/30/2031	6,560,000	6,733,774
			345,284,252
	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.5%
	Diversified REITs — 1.5%
	American Tower Corp.,
	1.875% due 10/15/2030	6,000,000	5,296,860
	4.70% due 12/15/2032	4,171,000	4,096,381
	4.90% due 3/15/2030	521,000	525,455
	5.80% due 11/15/2028	5,000,000	5,153,850
[e]	American Tower Trust, 3.652% due 3/15/2048	14,250,000	14,095,476
	Crown Castle, Inc.,
	4.90% due 9/1/2029	8,536,000	8,578,339
	5.00% due 1/11/2028	4,100,000	4,130,750
	Extra Space Storage LP, 5.90% due 1/15/2031	1,882,000	1,965,636
	Host Hotels & Resorts LP, 4.25% due 12/15/2028	2,160,000	2,134,037
[e]	Iron Mountain Information Management Services, Inc., 5.00% due 7/15/2032	6,085,000	5,738,946
	Iron Mountain, Inc.,
[e]	4.875% due 9/15/2029	2,000,000	1,946,480
[e]	5.25% due 7/15/2030	4,875,000	4,732,357
[e]	7.00% due 2/15/2029	7,985,000	8,141,666
[e]	Iron Mountain, Inc. (EUR), 4.75% due 1/15/2034	9,754,000	10,502,785
	Realty Income Corp., 4.70% due 12/15/2028	4,503,000	4,534,926
	SBA Tower Trust,
[e]	1.631% due 5/15/2051	13,500,000	13,279,413
[e]	1.84% due 4/15/2027	8,000,000	7,807,578
[e]	4.831% due 10/15/2029	16,980,000	17,053,970
[e]	6.599% due 11/15/2052	15,000,000	15,253,620
	Sun Communities Operating LP, 2.70% due 7/15/2031	9,377,000	8,393,446
	Vornado Realty LP, 2.15% due 6/1/2026	9,336,500	9,292,338
			152,654,309
	FINANCIAL SERVICES — 4.5%
	Capital Markets — 2.2%
	Blue Owl Capital Corp., 2.625% due 1/15/2027	21,177,000	20,627,669
	Blue Owl Credit Income Corp.,
	3.125% due 9/23/2026	2,176,000	2,148,691
	7.75% due 9/16/2027	1,350,000	1,369,791
[e]	Blue Owl Technology Finance Corp., 3.75% due 6/17/2026	4,232,000	4,209,528
	Brookfield Asset Management Ltd.,
[h]	4.653% due 11/15/2030	15,030,000	14,898,037
[h]	5.795% due 4/24/2035	8,500,000	8,654,190
	Burford Capital Global Finance LLC,
[e]	6.25% due 4/15/2028	5,000,000	4,700,550
[e]	9.25% due 7/1/2031	18,500,000	16,705,315
[e]	Citadel Finance LLC, 4.75% due 2/14/2029	10,000,000	9,797,100
[d]	Citigroup Global Markets Holdings, Inc., 6.40% due 1/29/2035	4,108,000	3,562,523
	Equitable America Global Funding,
[e]	4.30% due 12/15/2028	3,000,000	2,976,570
[e]	4.95% due 6/9/2030	6,049,000	6,044,766
[e,h]	Foresea Holdings SA, 7.50% due 6/15/2030	198,293	194,682
	Hercules Capital, Inc.,
	2.625% due 9/16/2026	12,212,000	12,040,177
	3.375% due 1/20/2027	13,651,000	13,396,955
[e]	Jefferson Capital Holdings LLC, 8.25% due 5/15/2030	5,392,000	5,624,233
	LPL Holdings, Inc.,
[e]	4.00% due 3/15/2029	19,481,000	18,934,558
[e]	4.625% due 11/15/2027	4,515,000	4,482,086
[e]	Lseg U.S. Fin Corp., 4.25% due 3/23/2029	7,055,000	7,003,499
	Main Street Capital Corp.,
	3.00% due 7/14/2026	8,291,000	8,234,704

See notes to financial statements.	Semi-Annual Financial Statements | 153

Schedule of Investments, Continued

Thornburg Strategic Income Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	5.40% due 8/15/2028	$15,150,000	$15,054,403
	6.50% due 6/4/2027	23,462,000	23,682,777
	Nasdaq, Inc., 5.55% due 2/15/2034	8,840,000	9,094,946
	TPG Operating Group II LP, 4.875% due 5/15/2031	5,571,000	5,462,978
	Consumer Finance — 0.2%
	FirstCash, Inc.,
[e]	5.625% due 1/1/2030	19,190,000	19,071,214
[e]	6.875% due 3/1/2032	4,927,000	5,029,777
	Financial Services — 1.9%
	Antares Holdings LP,
[e]	2.75% due 1/15/2027	1,630,000	1,595,428
[e]	3.75% due 7/15/2027	6,480,000	6,298,236
[e]	3.95% due 7/15/2026	10,596,000	10,554,993
[e]	6.35% due 10/23/2029	2,000,000	1,979,600
[e]	7.95% due 8/11/2028	5,000,000	5,183,300
[d]	Bank of America Corp., 4.948% (SOFR + 2.04%) due 7/22/2028	4,900,000	4,930,772
	BNP Paribas SA,
[d,e,h]	2.591% (SOFR + 1.23%) due 1/20/2028	1,350,000	1,329,224
[d,e,h]	4.916% (SOFR + 1.29%) due 1/15/2034	6,048,000	5,914,944
[c,d]	Citigroup, Inc., Series T, 6.25% (TSFR3M + 4.78%) due 8/15/2026	9,850,000	9,853,644
[c,d,e]	Depository Trust & Clearing Corp., Series D, 3.375% (5-Yr. CMT + 2.61%) due 6/20/2026	14,000,000	13,895,000
[d,h]	Deutsche Bank AG, 2.552% (SOFR + 1.32%) due 1/7/2028	4,760,000	4,687,362
[e]	EZCORP, Inc., 7.375% due 4/1/2032	4,950,000	5,163,147
	Goldman Sachs Group, Inc.,
[d]	4.47% (SOFR + 0.82%) due 9/10/2027	3,687,000	3,690,871
[d]	4.52% (SOFR + 0.86%) due 2/16/2029	20,000,000	19,896,600
	HSBC Holdings plc,
[d,h]	4.583% (TSFR3M + 1.80%) due 6/19/2029	3,000,000	2,996,370
[d,h]	4.70% (SOFR + 1.04%) due 11/19/2028	2,000,000	2,003,360
[d,h]	4.755% (SOFR + 2.11%) due 6/9/2028	1,370,000	1,372,795
[d,h]	5.286% (SOFR + 1.29%) due 11/19/2030	3,500,000	3,560,165
[d]	JPMorgan Chase & Co., 3.54% (TSFR3M + 1.64%) due 5/1/2028	3,314,000	3,282,882
	Mitsubishi UFJ Financial Group, Inc.,
[d,h]	2.309% (H15T1Y + 0.95%) due 7/20/2032	7,000,000	6,161,820
[d,h]	5.017% (H15T1Y + 1.95%) due 7/20/2028	1,750,000	1,761,603
[d,h]	5.475% (H15T1Y + 1.53%) due 2/22/2031	2,000,000	2,051,880
[c,d]	Northern Trust Corp., Series D, 4.60% (TSFR3M + 3.46%) due 10/1/2026	4,750,000	4,704,685
	Societe Generale SA,
[d,e,h]	4.45% (SOFR + 1.10%) due 4/12/2030	5,800,000	5,738,578
[d,e,h]	4.758% (SOFR + 1.10%) due 2/19/2027	6,687,000	6,707,730
[d,e,h]	5.634% (H15T1Y + 1.75%) due 1/19/2030	2,000,000	2,042,720
[d,e,h]	6.446% (H15T1Y + 2.55%) due 1/10/2029	1,667,000	1,715,626
[h]	Sumitomo Mitsui Financial Group, Inc., 5.852% due 7/13/2030	14,550,000	15,143,349
[d]	Truist Financial Corp., 7.161% (SOFR + 2.45%) due 10/30/2029	6,250,000	6,640,250
	UBS Group AG,
[d,e,h]	1.494% (H15T1Y + 0.85%) due 8/10/2027	2,679,000	2,650,094
[c,d,h]	5.125% (5-Yr. CMT + 4.86%) due 7/29/2026	10,000,000	9,947,900
	Western Union Co., 4.75% due 6/15/2029	14,422,000	14,295,519
	Mortgage Real Estate Investment Trusts — 0.2%
	Lineage OP LP, 5.25% due 7/15/2030	16,078,000	16,050,346
[e]	Prologis Targeted U.S. Logistics Fund LP, 5.25% due 4/1/2029	5,530,000	5,643,254
			452,445,766
	FOOD, BEVERAGE & TOBACCO — 2.1%
	Beverages — 0.9%
[e,h]	Becle SAB de CV, 2.50% due 10/14/2031	34,064,000	29,126,764
[e,h]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	24,655,000	24,047,008
	Huntington Ingalls Industries, Inc., 3.483% due 12/1/2027	726,000	714,609
[a]	Industrializadora Integral del agave SAPI de CV, 9.25% due 11/26/2031	15,000,000	15,000,000
	Keurig Dr. Pepper, Inc.,
[e]	4.392% due 4/30/2026	16,350,000	16,293,234
	4.60% due 5/15/2030	5,520,000	5,462,040
[e]	Maple Parent Holdings Corp., 4.75% due 3/26/2029	4,955,000	4,952,175

154 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Strategic Income Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	Food Products — 0.8%
	Conagra Brands, Inc.,
	1.375% due 11/1/2027	$9,600,000	$9,124,992
	4.85% due 11/1/2028	13,584,000	13,597,991
	Darling Ingredients, Inc.,
[e]	5.25% due 4/15/2027	3,700,000	3,697,262
[e]	6.00% due 6/15/2030	1,000,000	1,009,970
	Flowers Foods, Inc., 5.75% due 3/15/2035	29,063,000	27,726,393
[e]	Froneri Lux FinCo SARL (EUR), 4.75% due 8/1/2032	2,000,000	2,191,400
	Post Holdings, Inc.,
[e]	4.625% due 4/15/2030	8,860,000	8,514,992
[e]	6.25% due 2/15/2032	2,950,000	2,985,724
[e]	6.375% due 3/1/2033	5,000,000	4,933,050
[e]	6.50% due 3/15/2036	1,820,000	1,784,874
	Tobacco — 0.4%
	Altria Group, Inc., 2.45% due 2/4/2032	9,890,000	8,678,574
	BAT Capital Corp.,
	4.625% due 3/22/2033	2,988,000	2,923,638
	7.75% due 10/19/2032	4,862,000	5,577,249
	Imperial Brands Finance plc,
[e,h]	5.50% due 2/1/2030	22,500,000	23,074,650
[e,h]	6.125% due 7/27/2027	2,000,000	2,040,420
[e]	Turning Point Brands, Inc., 7.625% due 3/15/2032	1,000,000	1,026,870
			214,483,879
	HEALTH CARE EQUIPMENT & SERVICES — 1.6%
	Health Care Equipment & Supplies — 0.3%
	Baxter International, Inc., 4.90% due 12/15/2030	2,741,000	2,703,284
	Hologic, Inc.,
[e]	3.25% due 2/15/2029	7,280,000	7,280,000
[e]	4.625% due 2/1/2028	6,677,000	6,677,000
[e]	Medline Borrower LP, 3.875% due 4/1/2029	2,000,000	1,935,620
[e]	Medline Borrower LP/Medline Co-Issuer, Inc., 6.25% due 4/1/2029	7,950,000	8,101,129
[e,h]	Olympus Corp., 2.143% due 12/8/2026	5,510,000	5,423,328
[e]	VSP Optical Group, Inc., 5.45% due 12/1/2035	2,832,000	2,774,737
	Health Care Providers & Services — 1.3%
	Centene Corp.,
	2.625% due 8/1/2031	3,950,000	3,305,044
	3.00% due 10/15/2030	6,962,000	6,100,035
	4.625% due 12/15/2029	5,775,000	5,482,150
	Charles River Laboratories International, Inc.,
[e]	3.75% due 3/15/2029	6,567,000	6,227,355
[e]	4.25% due 5/1/2028	10,370,000	10,127,757
[e]	Highmark, Inc., 1.45% due 5/10/2026	18,630,000	18,553,803
	Humana, Inc., 5.375% due 4/15/2031	6,569,000	6,637,252
	IQVIA, Inc.,
[e]	5.00% due 10/15/2026 - 5/15/2027	7,950,000	7,932,063
	5.70% due 5/15/2028	5,000,000	5,095,450
	IQVIA, Inc. (EUR),
[e]	2.25% due 3/15/2029	9,460,000	10,362,695
[e]	2.875% due 6/15/2028	5,000,000	5,634,770
	Tenet Healthcare Corp.,
	6.125% due 6/15/2030	4,500,000	4,536,900
	6.75% due 5/15/2031	16,224,000	16,605,426
	Universal Health Services, Inc.,
	1.65% due 9/1/2026	6,179,000	6,104,296
	2.65% due 10/15/2030	4,646,000	4,181,725
	4.625% due 10/15/2029	14,035,000	13,878,510
			165,660,329

See notes to financial statements.	Semi-Annual Financial Statements | 155

Schedule of Investments, Continued

Thornburg Strategic Income Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	HOUSEHOLD & PERSONAL PRODUCTS — 0.8%
	Household Products — 0.5%
	Energizer Holdings, Inc.,
[e]	4.75% due 6/15/2028	$7,268,000	$7,156,073
[e]	6.00% due 9/15/2033	9,445,000	8,853,082
	Prestige Brands, Inc.,
[e]	3.75% due 4/1/2031	6,386,000	5,859,921
[e]	5.125% due 1/15/2028	12,321,000	12,300,424
	Scotts Miracle-Gro Co.,
	4.375% due 2/1/2032	13,166,000	12,247,408
	5.25% due 12/15/2026	2,000,000	1,998,180
	Personal Care Products — 0.3%
[e]	Edgewell Personal Care Co., 5.50% due 6/1/2028	9,892,000	9,837,198
	Haleon U.S. Capital LLC, 3.375% due 3/24/2027	20,000,000	19,810,600
			78,062,886
	INSURANCE — 5.5%
	Insurance — 5.5%
	American National Global Funding,
[e]	5.25% due 6/3/2030	8,340,000	8,323,904
[e]	5.55% due 1/28/2030	12,303,000	12,444,484
	American National Group, Inc.,
	5.75% due 10/1/2029	4,408,000	4,458,163
[e]	6.144% due 6/13/2032	12,684,000	12,955,818
	Aon North America, Inc., 5.45% due 3/1/2034	11,280,000	11,526,694
[e,h]	Ascot Group Ltd., 4.25% due 12/15/2030	6,889,000	6,427,919
[h]	Aspen Insurance Holdings Ltd., 5.75% due 7/1/2030	9,600,000	9,905,280
	Brighthouse Financial Global Funding,
[e]	1.55% due 5/24/2026	2,089,000	2,080,164
[e]	2.00% due 6/28/2028	9,540,000	8,917,133
[e]	5.55% due 4/9/2027	16,438,000	16,528,245
[e]	5.65% due 6/10/2029	4,056,000	4,088,570
	Brown & Brown, Inc., 5.65% due 6/11/2034	6,184,000	6,239,099
	CNA Financial Corp., 5.125% due 2/15/2034	6,785,000	6,693,199
	CNO Financial Group, Inc., 6.45% due 6/15/2034	11,385,000	11,733,609
	CNO Global Funding,
[e]	2.65% due 1/6/2029	7,400,000	6,995,294
[e]	4.375% due 9/8/2028	4,350,000	4,318,506
[e]	4.70% due 12/11/2030	5,000,000	4,936,300
[e]	Constellation Global Funding, 4.85% due 10/22/2030	14,797,000	14,495,289
[e]	Corebridge Global Funding, 5.75% due 7/2/2026	4,740,000	4,758,012
[e,h]	DaVinciRe Holdings Ltd., 5.95% due 4/15/2035	6,475,000	6,429,545
[h]	Enstar Group Ltd., 3.10% due 9/1/2031	12,701,000	11,218,285
	Equitable Financial Life Global Funding,
[e]	1.40% due 8/27/2027	4,620,000	4,429,379
[e]	5.00% due 3/27/2030	8,690,000	8,739,272
	F&G Annuities & Life, Inc., 6.50% due 6/4/2029	16,240,000	16,304,798
	F&G Global Funding,
[e]	1.75% due 6/30/2026	7,973,000	7,912,246
[e]	2.00% due 9/20/2028	3,081,000	2,866,994
[e]	5.875% due 1/16/2030	5,377,000	5,459,053
	Fairfax Financial Holdings Ltd.,
[h]	4.625% due 4/29/2030	4,673,000	4,651,224
[h]	5.625% due 8/16/2032	3,249,000	3,335,131
[e,h]	Fidelis Insurance Holdings Ltd., 4.875% due 6/30/2030	4,409,000	4,304,948
	Fidelity National Financial, Inc., 2.45% due 3/15/2031	5,137,000	4,534,841
	First American Financial Corp.,
	2.40% due 8/15/2031	2,261,000	1,947,535
	4.00% due 5/15/2030	1,457,000	1,391,129
[e]	Five Corners Funding Trust III, 5.791% due 2/15/2033	7,260,000	7,487,165
[e]	Fortitude Global Funding, 4.625% due 10/6/2028	7,342,000	7,270,783
[e]	Fortitude Group Holdings LLC, 6.25% due 4/1/2030	10,057,000	10,242,049

156 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

 Thornburg Strategic Income Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	GA Global Funding Trust,
[e]	2.25% due 1/6/2027	$2,971,000	$2,920,047
[e]	4.50% due 9/18/2030	15,800,000	15,225,196
[e]	Global Atlantic Fin Co., 4.40% due 10/15/2029	7,275,000	7,032,160
	Globe Life, Inc., 5.85% due 9/15/2034	7,582,000	7,817,724
	Horace Mann Educators Corp.,
	4.70% due 10/1/2030	19,427,000	19,137,732
	7.25% due 9/15/2028	6,000,000	6,331,740
[e,h]	Intact Financial Corp., 5.459% due 9/22/2032	5,922,000	6,030,906
	Jackson National Life Global Funding,
[e]	4.70% due 6/5/2028	5,350,000	5,341,280
[e]	5.25% due 4/12/2028	4,897,000	4,931,818
	Lincoln National Corp.,
	5.35% due 11/15/2035	4,488,000	4,370,684
	5.852% due 3/15/2034	5,000,000	5,089,950
	Mercury General Corp., 4.40% due 3/15/2027	9,408,000	9,342,897
[e]	New York Life Global Funding, 4.55% due 1/28/2033	4,400,000	4,330,700
	NLG Global Funding,
[e]	4.35% due 9/15/2030	9,834,000	9,666,429
[e]	5.40% due 1/23/2030	11,985,000	12,270,003
[e]	Peachtree Corners Funding Trust II, 6.012% due 5/15/2035	7,292,000	7,461,101
[h]	Pentair Finance SARL, 5.90% due 7/15/2032	9,193,000	9,621,302
[e]	Principal Life Global Funding II, 5.50% due 6/28/2028	6,400,000	6,525,504
	Protective Life Corp.,
[e]	3.40% due 1/15/2030	4,902,000	4,674,351
[e]	4.70% due 1/15/2031	5,857,000	5,801,710
	Protective Life Global Funding,
[e]	4.161% due 1/15/2029	4,925,000	4,868,461
[e]	5.467% due 12/8/2028	4,850,000	4,956,118
	Reinsurance Group of America, Inc., 6.00% due 9/15/2033	7,001,000	7,272,569
	Reliance Standard Life Global Funding II,
[e]	1.512% due 9/28/2026	4,000,000	3,942,640
[e]	2.75% due 1/21/2027	1,592,000	1,569,855
[h]	RenaissanceRe Holdings Ltd., 5.75% due 6/5/2033	9,395,000	9,649,323
	RGA Global Funding,
[e]	2.70% due 1/18/2029	9,687,000	9,205,362
[e]	4.60% due 11/25/2030	6,179,000	6,108,250
[e]	5.448% due 5/24/2029	4,000,000	4,092,760
[e]	5.50% due 1/11/2031	5,458,000	5,613,226
	RLI Corp., 5.375% due 6/1/2036	18,319,000	17,643,395
[e]	Sammons Financial Group Global Funding, 4.80% due 12/12/2030	6,106,000	6,054,649
	Sammons Financial Group, Inc.,
[e]	4.45% due 5/12/2027	2,000,000	1,988,660
[e]	6.875% due 4/15/2034	6,610,000	7,002,964
	Stewart Information Services Corp., 3.60% due 11/15/2031	16,620,000	14,702,883
	Unum Group, 5.25% due 12/15/2035	11,920,000	11,643,098
	Willis North America, Inc.,
	2.95% due 9/15/2029	3,000,000	2,840,730
	4.55% due 3/15/2031	5,693,000	5,617,169
	5.35% due 5/15/2033	9,835,000	9,940,431
			554,985,836
	MATERIALS — 2.8%
	Chemicals — 1.0%
[e]	International Flavors & Fragrances, Inc., 1.832% due 10/15/2027	5,793,000	5,557,051
	International Flavors & Fragrances, Inc. (EUR), 1.80% due 9/25/2026	13,400,000	15,407,234
[e,h]	Ma’aden Sukuk Ltd., 5.25% due 2/13/2030	26,000,000	26,122,200
	NOVA Chemicals Corp.,
[e,h]	5.25% due 6/1/2027	17,905,000	17,887,990
[e,h]	7.00% due 12/1/2031	5,000,000	5,286,000
[e,h]	9.00% due 2/15/2030	5,000,000	5,280,350
[e,h]	Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00% due 1/27/2030	12,383,000	11,179,496

See notes to financial statements.	Semi-Annual Financial Statements | 157

Schedule of Investments, Continued

Thornburg Strategic Income Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

[e,h]	OCP SA, 3.75% due 6/23/2031	$7,200,000	$6,546,528
[e,h]	SNF Group SACA, 3.125% due 3/15/2027	8,405,000	8,405,000
	Containers & Packaging — 1.2%
[h]	Amcor Group Finance plc, 5.45% due 5/23/2029	4,400,000	4,509,340
	AptarGroup, Inc., 4.75% due 3/30/2031	6,700,000	6,650,554
[e,h]	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance plc, 3.25% due 9/1/2028	8,510,000	8,091,478
[e,h]	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.25% due 1/30/2031	300,000	297,273
[e]	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (EUR), 5.00% due 1/30/2031	1,500,000	1,682,074
	Ball Corp.,
	2.875% due 8/15/2030	19,714,000	17,942,894
	5.50% due 9/15/2033	6,643,000	6,649,245
	6.00% due 6/15/2029	1,000,000	1,016,240
[e]	Berry Global, Inc., 4.875% due 7/15/2026	12,729,000	12,731,164
	Crown Americas LLC, 5.875% due 6/1/2033	5,000,000	5,003,100
	Graphic Packaging International LLC,
[e]	3.50% due 3/15/2028 - 3/1/2029	12,150,000	11,562,531
[e]	6.375% due 7/15/2032	5,980,000	5,965,588
[e]	OI European Group BV (EUR), 6.25% due 5/15/2028	3,000,000	3,475,804
	Sealed Air Corp.,
[e]	1.573% due 10/15/2026	17,665,000	17,624,547
[e]	5.00% due 4/15/2029	8,460,000	8,553,906
[e]	6.50% due 7/15/2032	4,000,000	4,230,120
[e]	Sealed Air Corp./Sealed Air Corp. U.S., 7.25% due 2/15/2031	500,000	526,825
	Metals & Mining — 0.6%
[e,h]	Cia de Minas Buenaventura SAA, 6.80% due 2/4/2032	4,000,000	4,070,760
[b,e,f,h]	Metalloinvest Finance DAC, 3.375% due 10/22/2028	7,500,000	3,740,775
[e,h]	Navoi Mining & Metallurgical Combinat, 6.70% due 10/17/2028	19,170,000	19,512,184
[e]	Novelis Corp., 3.875% due 8/15/2031	12,730,000	11,329,063
[e]	Stillwater Mining Co., 4.50% due 11/16/2029	3,050,000	2,872,643
	WE Soda Investments Holding plc,
[e,h]	9.375% due 2/14/2031	4,150,000	4,094,058
[e,h]	9.50% due 10/6/2028	16,000,000	15,994,080
			279,798,095
	MEDIA & ENTERTAINMENT — 1.0%
	Entertainment — 0.1%
[e,h]	Flutter Treasury DAC, 5.875% due 6/4/2031	6,000,000	5,935,020
[e]	Flutter Treasury DAC (EUR), 4.00% due 6/4/2031	3,700,000	4,133,506
	Media — 0.9%
	CCO Holdings LLC/CCO Holdings Capital Corp.,
[e]	4.25% due 2/1/2031 - 1/15/2034	11,548,000	10,234,874
[e]	4.75% due 3/1/2030 - 2/1/2032	9,273,000	8,757,482
[e]	5.125% due 5/1/2027	9,150,000	9,151,647
[e]	7.00% due 2/1/2033	2,000,000	2,008,640
[e]	DirecTV Financing LLC/DirecTV Financing Co-Obligor, Inc., 5.875% due 8/15/2027	1,591,000	1,586,211
	FactSet Research Systems, Inc., 2.90% due 3/1/2027	12,396,000	12,175,847
	News Corp.,
[e]	3.875% due 5/15/2029	2,000,000	1,928,600
[e]	5.125% due 2/15/2032	4,980,000	4,870,789
	Sirius XM Radio LLC,
[e]	4.00% due 7/15/2028	9,815,000	9,485,020
[e]	5.00% due 8/1/2027	9,966,000	9,950,154
[e]	5.50% due 7/1/2029	3,250,000	3,235,115
[e,h]	Telenet Finance Luxembourg Notes SARL, 5.50% due 3/1/2028	14,200,000	13,963,002
			97,415,907
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.7%
	Biotechnology — 0.2%
	Amgen, Inc., 5.25% due 3/2/2033	5,000,000	5,130,050
	Bio-Rad Laboratories, Inc., 3.30% due 3/15/2027	8,743,000	8,638,259
	Illumina, Inc.,
	4.65% due 9/9/2026	2,902,000	2,902,639
	4.75% due 12/12/2030	9,649,000	9,599,018

158 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

 Thornburg Strategic Income Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	Life Sciences Tools & Services — 0.3%
	Augusta SpinCo Corp.,
	4.321% due 9/23/2027	$12,979,000	$12,971,342
	4.656% due 3/23/2031	6,525,000	6,491,070
[e]	Avantor Funding, Inc., 4.625% due 7/15/2028	9,868,000	9,629,392
	Pharmaceuticals — 0.2%
[a,b,f]	Atlas U.S. Royalty LLC Participation Rights, Zero Coupon, due 3/15/2027	5,450,000	545
[e]	PRA Health Sciences, Inc., 2.875% due 7/15/2026	5,402,000	5,357,272
	Utah Acquisition Sub, Inc., 3.95% due 6/15/2026	10,595,000	10,566,711
	Viatris, Inc., 2.30% due 6/22/2027	5,184,000	5,028,739
			76,315,037
	REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
	Real Estate Management & Development — 0.2%
[e]	Cushman & Wakefield U.S. Borrower LLC, 6.75% due 5/15/2028	13,774,000	13,794,523
[e]	Greystar Real Estate Partners LLC, 7.75% due 9/1/2030	2,490,000	2,597,991
			16,392,514
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.4%
	Semiconductors & Semiconductor Equipment — 0.4%
[e]	Broadcom, Inc., 3.187% due 11/15/2036	4,861,000	4,062,727
	Micron Technology, Inc., 5.65% due 11/1/2032	4,651,000	4,895,829
[e]	Qorvo, Inc., 3.375% due 4/1/2031	26,626,000	24,078,424
	Skyworks Solutions, Inc., 1.80% due 6/1/2026	2,701,000	2,688,521
			35,725,501
	SOFTWARE & SERVICES — 3.8%
	Information Technology Services — 1.2%
	Block Financial LLC, 2.50% due 7/15/2028	3,605,000	3,404,021
	Booz Allen Hamilton, Inc.,
[e]	3.875% due 9/1/2028	14,132,000	13,733,478
[e]	4.00% due 7/1/2029	7,440,000	7,199,614
	5.95% due 4/15/2035	4,992,000	5,030,588
	DXC Technology Co., 2.375% due 9/15/2028	11,657,000	10,961,077
	Genpact Luxembourg SARL/Genpact USA, Inc.,
[h]	1.75% due 4/10/2026	1,626,000	1,624,520
[h]	6.00% due 6/4/2029	4,424,000	4,557,162
[h]	Genpact U.K. Finco plc/Genpact USA, Inc., 4.95% due 11/18/2030	3,964,000	3,887,772
	Global Payments, Inc.,
	4.50% due 11/15/2028	12,244,000	12,130,498
	4.55% due 3/15/2028	2,725,000	2,713,201
	5.30% due 8/15/2029	4,441,000	4,471,199
	5.40% due 3/15/2033	6,455,000	6,305,373
[e]	Insight Enterprises, Inc., 6.625% due 5/15/2032	4,700,000	4,532,633
	Kyndryl Holdings, Inc., 2.05% due 10/15/2026	7,816,000	7,678,438
[e]	Science Applications International Corp., 4.875% due 4/1/2028	33,305,000	32,765,126
[e]	Wipro IT Services LLC, 1.50% due 6/23/2026	3,953,000	3,925,211
	Internet Software & Services — 0.6%
[e]	Arches Buyer, Inc., 4.25% due 6/1/2028	19,319,000	18,624,096
[e]	Cogent Communications Group LLC/Cogent Finance, Inc., 7.00% due 6/15/2027	11,067,000	10,941,500
	Prosus NV,
[e,h]	3.061% due 7/13/2031	656,000	587,743
[e,h]	4.193% due 1/19/2032	11,494,000	10,803,670
	Prosus NV (EUR),
[e]	1.288% due 7/13/2029	8,715,000	9,302,330
[e]	2.031% due 8/3/2032	7,000,000	7,146,171
	VeriSign, Inc., 5.25% due 6/1/2032	6,508,000	6,563,253
	Software — 2.0%
[e,h]	Constellation Software, Inc., 5.158% due 2/16/2029	9,218,000	9,257,730
	Fair Isaac Corp.,
[e]	4.00% due 6/15/2028	24,688,000	23,966,864
[e]	6.00% due 5/15/2033	1,000,000	981,150
[e]	6.25% due 9/15/2034	12,426,000	12,211,154

See notes to financial statements.	Semi-Annual Financial Statements | 159

Schedule of Investments, Continued

Thornburg Strategic Income Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	Fidelity National Information Services, Inc.,
	4.45% due 3/10/2028	$3,754,000	$3,743,038
	4.55% due 3/10/2029	4,125,000	4,104,788
[e]	GoTo Group, Inc., 5.50% due 5/1/2028	5,292,209	2,610,687
	MSCI, Inc.,
[e]	3.875% due 2/15/2031	9,973,000	9,440,143
[e]	4.00% due 11/15/2029	6,289,000	6,103,789
	Open Text Corp.,
[e,h]	3.875% due 2/15/2028 - 12/1/2029	13,803,000	12,940,806
[e,h]	6.90% due 12/1/2027	18,395,000	18,884,307
	Oracle Corp.,
[e]	4.615% due 9/16/2026	26,085,000	25,546,953
[e]	4.64% due 10/2/2026	14,360,000	14,034,124
	Paychex, Inc., 5.35% due 4/15/2032	3,044,000	3,059,768
	Salesforce, Inc.,
	4.50% due 3/15/2028	37,460,000	37,470,863
	4.90% due 9/15/2031	7,727,000	7,716,491
	SS&C Technologies, Inc.,
[e]	5.50% due 9/30/2027	2,670,000	2,672,590
[e]	6.50% due 6/1/2032	6,700,000	6,720,033
			390,353,952
	TECHNOLOGY HARDWARE & EQUIPMENT — 2.0%
	Electronic Equipment, Instruments & Components — 1.7%
	Avnet, Inc., 6.25% due 3/15/2028	14,700,000	15,136,737
	CDW LLC/CDW Finance Corp.,
	3.25% due 2/15/2029	5,238,000	4,987,309
	4.25% due 4/1/2028	18,083,000	17,860,037
	5.10% due 3/1/2030	9,391,000	9,376,632
	Flex Ltd.,
[h]	4.875% due 5/12/2030	4,671,000	4,667,076
[h]	5.25% due 1/15/2032	2,662,000	2,670,731
[h]	6.00% due 1/15/2028	3,886,000	3,966,829
	Sensata Technologies BV,
[e,h]	4.00% due 4/15/2029	1,236,000	1,193,210
[e,h]	5.875% due 9/1/2030	19,417,000	19,433,699
[e]	Sensata Technologies, Inc., 6.625% due 7/15/2032	800,000	817,080
	TD SYNNEX Corp., 1.75% due 8/9/2026	26,068,000	25,815,662
	Trimble, Inc., 4.90% due 6/15/2028	21,355,000	21,430,597
	Vontier Corp.,
	1.80% due 4/1/2026	4,453,000	4,453,000
	2.40% due 4/1/2028	11,254,000	10,786,621
	WESCO Distribution, Inc.,
[e]	5.25% due 4/15/2031	500,000	496,845
[e]	6.375% due 3/15/2029 - 3/15/2033	7,315,000	7,450,071
[e]	7.25% due 6/15/2028	15,181,000	15,267,228
[e]	Zebra Technologies Corp., 6.50% due 6/1/2032	5,630,000	5,663,836
	Technology Hardware, Storage & Peripherals — 0.3%
	Hewlett Packard Enterprise Co.,
	4.15% due 9/15/2028	9,000,000	8,927,460
	4.50% due 3/23/2028	12,110,000	12,111,211
	NetApp, Inc., 5.50% due 3/17/2032	9,933,000	10,152,022
			202,663,893
	TELECOMMUNICATION SERVICES — 0.7%
	Diversified Telecommunication Services — 0.2%
[e,h]	Sable International Finance Ltd., 7.125% due 10/15/2032	1,500,000	1,481,790
	Virgin Media Secured Finance plc,
[e,h]	4.50% due 8/15/2030	14,318,000	12,686,464
[e,h]	5.50% due 5/15/2029	1,800,000	1,725,930
	Wireless Telecommunication Services — 0.5%
[e]	Crown Castle Towers LLC, 4.241% due 7/15/2048	7,918,000	7,867,261
[e,h]	Orange SA, 4.75% due 1/13/2033	5,747,000	5,679,473

160 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

 Thornburg Strategic Income Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	T-Mobile USA, Inc.,
	2.25% due 11/15/2031	$11,515,000	$10,112,934
	5.125% due 5/15/2032	8,935,000	9,060,715
[e,h]	Turkcell Iletisim Hizmetleri AS, 7.45% due 1/24/2030	20,850,000	21,163,793
			69,778,360
	TRANSPORTATION — 0.4%
	Air Freight & Logistics — 0.1%
	Ryder System, Inc., 5.25% due 6/1/2028	6,533,000	6,640,272
	Passenger Airlines — 0.2%
[e,h]	Pegasus Hava Tasimaciligi AS, 8.00% due 9/11/2031	24,600,000	24,374,418
	Transportation Infrastructure — 0.1%
	Penske Truck Leasing Co. LP/PTL Finance Corp.,
[e]	5.35% due 3/30/2029	3,060,000	3,112,356
[e]	5.55% due 5/1/2028	6,440,000	6,548,707
[e]	5.75% due 5/24/2026	2,480,000	2,482,133
[e]	6.20% due 6/15/2030	2,400,000	2,526,384
			45,684,270
	UTILITIES — 5.9%
	Electric Utilities — 4.8%
	AEP Texas, Inc.,
	5.40% due 6/1/2033	5,106,000	5,185,449
	Series I, 2.10% due 7/1/2030	2,612,000	2,365,218
	Series Q, 5.20% due 4/15/2036	6,745,000	6,637,687
[e,h]	AES Espana BV, 5.70% due 5/4/2028	20,027,000	19,632,869
	Allegion U.S. Holding Co., Inc., 5.411% due 7/1/2032	4,659,000	4,755,115
[e]	Alliant Energy Finance LLC, 5.95% due 3/30/2029	3,415,000	3,541,287
	Arizona Public Service Co., 5.70% due 8/15/2034	6,776,000	7,019,800
	Black Hills Corp.,
	2.50% due 6/15/2030	1,000,000	913,210
	4.55% due 1/31/2031	4,371,000	4,326,066
[e]	Boston Gas Co., 3.757% due 3/16/2032	6,140,000	5,757,048
[e]	Cleco Power LLC, 5.30% due 1/15/2036	9,086,000	9,018,673
	Comision Federal de Electricidad,
[e,h]	3.348% due 2/9/2031	16,177,000	14,472,753
[h]	5.00% due 9/29/2036	5,846,800	5,424,369
[e,h]	6.45% due 1/24/2035	4,000,000	3,978,080
	Dominion Energy, Inc.,
	4.60% due 5/15/2028	6,112,000	6,132,047
	5.375% due 11/15/2032	5,000,000	5,116,500
[c,d]	Series C, 4.35% (5-Yr. CMT + 3.20%) due 1/15/2027	22,500,000	22,142,700
	DTE Energy Co.,
	4.875% due 6/1/2028	9,605,000	9,693,558
	5.05% due 10/1/2035	6,155,000	6,067,107
	5.20% due 4/1/2030	5,700,000	5,813,772
	Duke Energy Corp.,
[d]	3.25% (5-Yr. CMT + 2.32%) due 1/15/2082	11,450,000	10,990,511
	4.95% due 9/15/2035	11,334,000	11,066,404
	Electricite de France SA,
[e,h]	5.60% due 1/27/2040	11,068,000	10,921,570
[e,h]	5.65% due 4/22/2029	12,614,000	13,026,352
[e,h]	6.95% due 1/26/2039	14,430,000	16,065,640
[d,h]	Emera, Inc., Series 16-A, 6.75% (TSFR3M + 5.44%) due 6/15/2076	35,000,000	35,007,350
	ENEL Finance International NV,
[e,h]	2.125% due 7/12/2028	16,900,000	16,014,440
[e,h]	4.375% due 9/30/2030	3,998,000	3,929,914
[e,h]	5.00% due 6/15/2032	3,819,000	3,812,355
[e,h]	5.125% due 6/26/2029	9,739,000	9,880,800
	Entergy Mississippi LLC, 5.05% due 4/15/2036	4,643,000	4,568,666
	Entergy Texas, Inc.,
	1.50% due 9/1/2026	5,866,000	5,780,415
	3.45% due 12/1/2027	3,000,000	2,949,540

See notes to financial statements.	Semi-Annual Financial Statements | 161

Schedule of Investments, Continued

Thornburg Strategic Income Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	Evergy Kansas Central, Inc., 5.25% due 3/15/2035	$7,843,000	$7,907,156
	Evergy Metro, Inc., 4.95% due 4/15/2033	4,663,000	4,689,672
[e]	Evergy Missouri West, Inc., 5.25% due 12/15/2035	4,812,000	4,745,161
	Eversource Energy,
	2.55% due 3/15/2031	5,332,000	4,801,253
	4.45% due 12/15/2030	3,981,000	3,928,331
	5.125% due 5/15/2033	4,950,000	4,939,209
	5.45% due 3/1/2028	5,181,000	5,268,403
[e]	Hawaiian Electric Co., Inc., 6.00% due 10/1/2033	998,000	996,403
	ITC Holdings Corp.,
[e]	2.95% due 5/14/2030	1,742,000	1,628,509
[e,g]	4.875% due 4/15/2031	3,000,000	3,000,150
[e]	4.95% due 9/22/2027	4,910,000	4,933,764
[e]	5.40% due 6/1/2033	13,817,000	14,041,388
[e]	5.65% due 5/9/2034	18,000,000	18,492,840
[e]	Kentucky Power Co., 7.00% due 11/15/2033	17,064,000	18,368,884
[e]	Mid-Atlantic Interstate Transmission LLC, 4.10% due 5/15/2028	945,000	939,699
[e]	New York State Electric & Gas Corp., 5.65% due 8/15/2028	15,000,000	15,410,550
[e]	Niagara Mohawk Power Corp., 4.278% due 12/15/2028	7,700,000	7,654,493
	PPL Capital Funding, Inc., 5.25% due 9/1/2034	4,000,000	4,030,120
[e]	PSEG Power LLC, 5.20% due 5/15/2030	9,034,000	9,171,317
	Public Service Co. of Oklahoma, 5.45% due 1/15/2036	6,000,000	6,043,560
	Public Service Enterprise Group, Inc., 5.20% due 4/1/2029	9,543,000	9,726,035
	Puget Energy, Inc.,
	4.10% due 6/15/2030	6,876,000	6,663,807
	4.224% due 3/15/2032	8,255,000	7,875,353
	5.725% due 3/15/2035	6,812,000	6,866,019
	Southern Co., 3.25% due 7/1/2026	6,725,000	6,709,331
	System Energy Resources, Inc., 6.00% due 4/15/2028	2,212,000	2,272,852
[e]	Toledo Edison Co., 2.65% due 5/1/2028	4,425,000	4,217,291
	Tucson Electric Power Co., 5.20% due 9/15/2034	8,325,000	8,395,596
	Virginia Electric & Power Co., 5.05% due 8/15/2034	5,961,000	5,955,695
	Xcel Energy, Inc., 5.45% due 8/15/2033	3,183,000	3,249,429
	Gas Utilities — 0.9%
[e,h]	APA Infrastructure Ltd., 5.125% due 9/16/2034	9,210,000	9,123,242
[e]	Brooklyn Union Gas Co., 5.456% due 3/16/2036	20,260,000	20,064,086
	CenterPoint Energy Resources Corp., 5.40% due 7/1/2034	6,427,000	6,569,358
[e,h]	ENN Clean Energy International Investment Ltd., 3.375% due 5/12/2026	9,524,000	9,506,761
[e]	KeySpan Gas East Corp., 5.994% due 3/6/2033	10,857,000	11,334,491
	Piedmont Natural Gas Co., Inc., 5.40% due 6/15/2033	4,945,000	5,070,603
	Snam SpA,
[e,h]	5.00% due 5/28/2030	4,200,000	4,231,332
[e,h]	5.75% due 5/28/2035	3,907,000	3,984,476
	Southern Co. Gas Capital Corp., 5.15% due 9/15/2032	6,950,000	7,056,474
	Southwest Gas Corp.,
	2.20% due 6/15/2030	7,880,000	7,169,697
	4.05% due 3/15/2032	3,026,000	2,891,313
	5.80% due 12/1/2027	4,610,000	4,711,005
	Multi-Utilities — 0.2%
[e,h]	Aegea Finance SARL, 9.00% due 1/20/2031	18,400,000	18,110,016
			604,752,389
	TOTAL CORPORATE BONDS (Cost $4,492,836,227)		4,474,527,952

	CONVERTIBLE BONDS — 0.2%

	MEDIA & ENTERTAINMENT — 0.2%
	Media — 0.2%
	Comcast Holdings Corp. (Guaranty: Comcast Corp.), 2.00% due 10/15/2029	26,001,000	15,934,973
			15,934,973
	TOTAL CONVERTIBLE BONDS (Cost $17,151,714)		15,934,973

162 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

 Thornburg Strategic Income Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	LONG-TERM MUNICIPAL BONDS — 0.0%
	New York Transportation Development Corp. (Research Foundation of State University of New York), 4.248% due 9/1/2035	$1,805,000	$1,781,477
	TOTAL LONG-TERM MUNICIPAL BONDS (Cost $1,805,000)		1,781,477

	OTHER GOVERNMENT — 2.8%
[e]	Albania Government International Bonds (EUR), 5.90% due 6/9/2028	9,800,000	11,698,755
	Australia Government Bonds (AUD), 3.00% due 11/21/2033	36,873,000	22,492,739
	Brazil Notas do Tesouro Nacional (BRL), 10.00% due 1/1/2029	98,800,000	18,054,883
[e,h]	Corp. Financiera de Desarrollo SA, 5.95% due 4/30/2029	8,725,000	8,996,696
	Dominican Republic International Bonds (DOP),
	9.75% due 6/5/2026	315,500,000	5,250,579
[e]	10.75% due 6/1/2036	1,009,000,000	17,496,578
[e,h]	Eagle Funding Luxco SARL, 5.50% due 8/17/2030	29,325,000	29,436,142
	Egypt Government Bonds (EGP), 23.865% due 6/4/2027	580,450,000	10,564,339
[e,h]	Finance Department Government of Sharjah, 3.625% due 3/10/2033	15,632,000	13,346,758
[e]	Finance Department Government of Sharjah (EUR), 4.625% due 1/17/2031	14,450,000	16,077,212
	Indonesia Treasury Bonds (IDR),
	6.875% due 4/15/2029	216,734,000,000	12,912,600
	7.00% due 9/15/2030	45,000,000,000	2,688,243
[h]	Mexico Government International Bonds, 5.375% due 3/22/2033	9,750,000	9,513,465
	New Zealand Government Bonds (NZD), 3.50% due 4/14/2033	17,550,000	9,523,063
	Nigeria Government International Bonds,
[e,h]	7.625% due 11/28/2047	10,000,000	9,110,500
[e,h]	8.25% due 9/28/2051	4,300,000	4,109,037
[h]	Panama Bonos del Tesoro, 3.362% due 6/30/2031	12,610,000	11,376,742
[h]	Panama Government International Bonds, 2.252% due 9/29/2032	13,300,000	10,929,408
	Republic of Uzbekistan International Bonds (UZS),
[e]	15.50% due 2/25/2028	92,000,000,000	8,053,939
	16.25% due 10/12/2026	15,500,000,000	1,310,817
[e]	16.625% due 5/29/2027	95,500,000,000	8,257,467
	Saudi Government International Bonds,
[e,h]	4.125% due 1/12/2029	5,738,000	5,648,143
[e,h]	5.125% due 1/13/2028	18,000,000	18,150,300
	U.K. Gilts (GBP), 4.125% due 7/22/2029	15,218,000	19,977,383
	TOTAL OTHER GOVERNMENT (Cost $275,261,457)		284,975,788

	U.S. TREASURY SECURITIES — 11.0%
	U.S. Treasury Inflation-Indexed Bonds,
	0.125%, 2/15/2051	57,809,737	30,659,484
	0.25%, 2/15/2050	60,186,321	34,045,239
	U.S. Treasury Inflation-Indexed Notes, 1.875%, 1/15/2036	202,900,344	200,475,052
	U.S. Treasury Notes,
	1.125%, 5/15/2040 - 8/15/2040	264,700,000	165,638,797
	1.25%, 4/30/2028	28,524,000	27,071,059
	1.375%, 11/15/2040	207,290,000	133,475,326
	1.75%, 8/15/2041	173,472,000	115,982,295
	2.75%, 11/15/2042	44,500,000	33,833,906
	4.00%, 11/15/2035	193,012,600	188,277,760
	U.S. Treasury Strip Coupon,
	4.842%, 8/15/2040	80,000,000	39,682,769
	4.904%, 11/15/2042	40,000,000	17,313,460
	7.357%, 8/15/2038	25,000,000	14,002,451
	7.438%, 8/15/2043	50,000,000	20,687,268
	7.637%, 2/15/2042	55,000,000	24,925,092
	7.699%, 8/15/2039	25,000,000	13,177,998
	8.753%, 5/15/2045	4,675,000	1,751,750
	8.899%, 11/15/2045	23,600,000	8,610,727
	8.968%, 2/15/2046	20,000,000	7,198,367
	5.007%, 11/15/2041	25,000,000	11,496,797
	6.351%, 11/15/2036	50,000,000	31,014,955
	TOTAL U.S. TREASURY SECURITIES (Cost $1,129,239,372)		1,119,320,552

See notes to financial statements.	Semi-Annual Financial Statements | 163

Schedule of Investments, Continued

Thornburg Strategic Income Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	U.S. GOVERNMENT AGENCIES — 0.6%
[c,d]	CoBank ACB, Series I, 6.25% (TSFR3M + 4.66%), 10/1/2026	$34,539,000	$34,575,266
[c,d]	Farm Credit Bank of Texas, Series 6, 7.00% (5-Yr. CMT + 3.01%), 9/15/2030	9,500,000	9,735,410
	Federal Home Loan Banks, 2.90%, 2/18/2037	22,380,000	18,583,233
	TOTAL U.S. GOVERNMENT AGENCIES (Cost $62,533,681)		62,893,909

	MORTGAGE BACKED — 27.1%
	Ajax Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2021-C Class A, 6.115% due 1/25/2061	3,094,520	3,096,254
[d,e]	Series 2021-G Class A, 5.875% due 6/25/2061	2,391,649	2,392,608
[d,e]	Series 2022-A Class A1, 3.50% due 10/25/2061	3,010,497	2,924,528
[d,e]	Series 2023-B Class A, 4.25% due 10/25/2062	7,440,839	7,405,441
[d,e]	Series 2023-C Class A1, 3.50% due 5/25/2063	8,009,897	7,736,413
	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2022-1 Class B1, 4.007% due 12/25/2066	4,575,000	3,468,738
[d,e]	Series 2022-6 Class A3, 4.30% due 7/25/2067	3,466,307	3,451,383
[d,e]	Series 2023-1 Class A1, 4.75% due 9/26/2067	10,813,867	10,773,892
[d,e]	Series 2023-2 Class A1, 4.65% due 10/25/2067	5,265,821	5,262,503
[d,e,h]	Arbor Realty Commercial Real Estate Notes Ltd., CMBS, Series 2022-FL1 Class A, 5.122% (SOFR30A + 1.45%) due 1/15/2037	6,445,652	6,445,653
	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-1 Class A1, 3.805% due 1/25/2049	356,386	346,319
[d,e]	Series 2019-3 Class A1, 2.962% due 10/25/2048	830,990	791,797
[d,e]	Series 2021-1R Class A1, 1.175% due 10/25/2048	1,716,084	1,540,966
	ATLX Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2024-RPL1 Class A1, 3.85% due 4/25/2064	10,729,231	10,619,525
[d,e]	Series 2024-RPL2 Class A1, 3.85% due 4/25/2063	10,386,195	10,211,452
[d,e]	Barclays Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-INV1 Class A3, 4.53% due 2/25/2062	11,384,937	11,187,772
	Barclays Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2021-NPL1 Class A, 5.00% due 11/25/2051	4,305,648	4,307,732
[d,e]	Series 2022-RPL1 Class A, 7.25% due 2/25/2028	12,985,852	13,066,423
[d]	Bear Stearns ARM Trust, Whole Loan Securities Trust CMO, Series 2003-6 Class 2B1, 6.375% due 8/25/2033	12,214	12,176
[d,e]	BPR Trust, CMBS, Series 2023-BRK2 Class A, 6.899% due 10/5/2038	4,250,000	4,354,138
	BRAVO Residential Funding Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2023-NQM5 Class A1, 6.505% due 6/25/2063	4,873,269	4,877,856
[d,e]	Series 2024-NQM2 Class A1, 6.285% due 2/25/2064	3,485,323	3,504,685
[d,e]	Series 2024-NQM4 Class A1A, 4.35% due 1/25/2060	23,724,379	23,468,873
[d,e]	Bunker Hill Loan Depositary Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class M1, 3.269% due 11/25/2059	3,420,000	3,378,501
[d,e]	BX Trust, CMBS, Series 2025-LIFE Class A, 5.884% due 6/13/2047	23,150,000	22,930,313
[e]	BXP Trust, CMBS, Series 2021-601L Class A, 2.618% due 1/15/2044	6,760,000	5,891,395
[e]	Century Plaza Towers, CMBS, Series 2019-CPT Class A, 2.865% due 11/13/2039	5,080,000	4,692,099
	Chase Home Lending Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-1 Class B4, 3.877% due 3/25/2050	640,891	571,484
[d,e]	Series 2019-1 Class B5, 3.877% due 3/25/2050	330,665	262,459
[d,e]	Series 2019-1 Class B6, 3.65% due 3/25/2050	521,093	346,913
[d,e]	Chase Mortgage Finance Corp., Whole Loan Securities Trust CMO, Series 2016-SH2 Class M4, 3.75% due 12/25/2045	1,802,040	1,682,852
	CHNGE Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2022-1 Class A1, 4.007% due 1/25/2067	16,184,510	15,610,641
[d,e]	Series 2022-1 Class B2, 4.553% due 1/25/2067	4,700,000	3,885,331
[d,e]	Series 2022-2 Class B2, 4.583% due 3/25/2067	7,015,000	5,336,102
[d,e]	Series 2023-1 Class A1, 7.065% due 3/25/2058	4,066,788	4,059,834
	CIM Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2018-INV1 Class A4, 4.00% due 8/25/2048	117,927	110,633
[d,e,i]	Series 2020-J1 Class A1, 0.435% due 10/25/2049	11,735,214	252,532
[d,e,i]	Series 2020-J1 Class A2, 0.50% due 10/25/2049	10,466,777	289,640
[d,e,i]	Series 2020-J1 Class AS, 0.20% due 10/25/2049	14,654,253	158,371
[d,e]	Series 2020-J1 Class B4, 3.435% due 10/25/2049	312,085	272,253
[d,e]	Series 2020-J1 Class B5, 3.435% due 10/25/2049	157,765	105,766
[d,e]	Series 2020-J1 Class B6, 3.435% due 10/25/2049	286,799	143,469
[d,e,i]	Series 2020-J2 Class AX1, 0.253% due 1/25/2051	91,980,190	1,335,543
[d,e,i]	Series 2020-J2 Class AXS, 0.21% due 1/25/2051	98,424,873	1,187,516
[d,e]	Series 2020-J2 Class B4, 2.753% due 1/25/2051	491,000	236,323
[d,e]	Series 2020-J2 Class B5, 2.753% due 1/25/2051	164,000	77,572

164 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

 Thornburg Strategic Income Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

[d,e]	Series 2020-J2 Class B6, 2.753% due 1/25/2051	$654,523	$280,432
[d,e]	Series 2023-I1 Class M1, 7.039% due 4/25/2058	10,705,000	10,705,000
[d,e]	Series 2023-I2 Class A1, 6.639% due 12/25/2067	8,823,998	8,828,316
[d,e]	Series 2024-R1 Class A1, 4.75% due 6/25/2064	12,090,186	12,161,660
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d]	Series 2004-HYB2 Class B1, 5.726% due 3/25/2034	16,141	4,602
[d,e]	Series 2014-A Class A, 4.00% due 1/25/2035	244,836	239,129
[d,e]	Series 2020-EXP1 Class B1, 4.467% due 5/25/2060	1,180,900	977,791
[d,e]	Series 2020-EXP1 Class B2, 4.467% due 5/25/2060	770,600	608,602
[d,e]	Series 2020-EXP1 Class B3, 4.467% due 5/25/2060	386,242	248,584
[e,i]	Series 2020-EXP1 Class XS, due 5/25/2060	15,502,156	371,742
[d,e]	Series 2020-EXP2 Class B5, 4.001% due 8/25/2050	153,000	91,311
[d,e]	Series 2020-EXP2 Class B6, 4.001% due 8/25/2050	372,000	200,043
[d,e]	Series 2021-J1 Class B4, 2.609% due 4/25/2051	425,000	204,879
[d,e]	Series 2021-J1 Class B5, 2.609% due 4/25/2051	666,000	296,253
[d,e]	Series 2021-J1 Class B6, 2.609% due 4/25/2051	503,782	199,492
[d,e]	Series 2021-J2 Class A7A, 2.50% due 7/25/2051	10,043,399	9,017,216
[d,e]	Series 2021-J2 Class B4, 2.768% due 7/25/2051	2,281,541	1,084,656
[d,e]	Series 2021-J2 Class B5, 2.768% due 7/25/2051	623,000	290,315
[d,e]	Series 2021-J2 Class B6, 2.768% due 7/25/2051	1,247,350	511,915
[d,e]	Series 2021-J3 Class B4, 2.86% due 9/25/2051	1,032,000	560,933
[d,e]	Series 2021-J3 Class B5, 2.86% due 9/25/2051	173,000	84,509
[d,e]	Series 2021-J3 Class B6, 2.86% due 9/25/2051	573,357	240,380
[d,e,i]	Series 2022-INV1 Class A5IX, 0.284% due 11/27/2051	171,925,405	2,735,815
[d,e]	Series 2022-INV1 Class B4, 3.284% due 11/27/2051	1,252,505	1,068,282
[d,e]	Series 2022-INV1 Class B6, 3.284% due 11/27/2051	3,158,116	1,508,905
[d,e]	Series 2022-J1 Class B4, 2.903% due 2/25/2052	700,598	353,895
[d,e]	Series 2022-J1 Class B5, 2.903% due 2/25/2052	527,000	252,737
[d,e]	Series 2022-J1 Class B6, 2.903% due 2/25/2052	1,404,735	553,539
[e]	Cogent Ipv4 LLC, CMBS, Series 2024-1A Class A2, 7.924% due 5/25/2054	2,590,000	2,668,235
[d,e]	COLT Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2023-3 Class B2, 7.789% due 9/25/2068	3,130,000	3,151,622
[e]	COMM Mortgage Trust, CMBS, Series 2024-277P Class A, 6.338% due 8/10/2044	9,000,000	9,383,918
	Cross Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2023-H1 Class A1, 6.615% due 3/25/2068	4,559,173	4,560,967
[d,e]	Series 2024-H4 Class A1, 6.147% due 7/25/2069	7,615,325	7,673,538
	CSMC Trust, CMBS,
[e]	Series 2020-WEST Class A, 3.04% due 2/15/2035	22,257,500	18,812,157
[d,e]	Series 2021-BPNY Class A, 7.502% (TSFR1M + 3.83%) due 8/15/2026	12,573,585	12,352,045
	CSMC Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-AFC1 Class B2, 5.443% due 7/25/2049	2,366,448	2,285,753
[d,e,i]	Series 2021-AFC1 Class AS, 0.25% due 3/25/2056	38,340,817	375,253
[d,e]	Series 2021-AFC1 Class B3, 4.311% due 3/25/2056	146,228	99,760
[d,e,i]	Series 2021-AFC1 Class XS, 3.206% due 3/25/2056	38,340,817	6,448,542
[d,e]	Series 2021-NQM3 Class A1, 1.015% due 4/25/2066	1,711,338	1,502,724
[d,e]	Series 2021-NQM3 Class B2, 4.128% due 4/25/2066	2,650,000	2,012,553
[d,e]	Series 2021-NQM8 Class B2, 4.232% due 10/25/2066	3,478,650	3,014,867
[d,e]	Series 2021-RP11 Class A1, 2.25% due 10/25/2061	12,535,023	10,502,351
[d,e]	Series 2022-ATH2 Class A1, 4.547% due 5/25/2067	4,142,536	4,126,826
[d,e]	Series 2022-NQM5 Class A3, 5.169% due 5/25/2067	2,983,019	2,972,420
[e]	DC Office Trust, CMBS, Series 2019-MTC Class A, 2.965% due 9/15/2045	10,082,000	9,094,095
	Deephaven Residential Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2020-2 Class B3, 6.365% due 5/25/2065	4,825,000	4,772,961
[d,e]	Series 2021-1 Class A1, 0.715% due 5/25/2065	249,975	242,938
	Ellington Financial Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-2 Class A1, 2.739% due 11/25/2059	373,833	364,385
[d,e]	Series 2022-1 Class B2, 3.861% due 1/25/2067	6,901,000	4,927,583
[d,e]	FARM Mortgage Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 4.677% due 10/1/2053	8,313,273	7,618,288
	Federal Home Loan Mtg Corp.,
[d]	Pool 1L0322, 5.881% (H15T1Y + 2.07%) due 2/1/2048	1,837,176	1,893,066
[d]	Pool 760025, 3.694% (5-Yr. CMT + 1.31%) due 10/1/2047	2,876,162	2,836,848
[d]	Pool 841097, 3.873% (5-Yr. CMT + 1.30%) due 9/1/2048	3,896,682	3,828,152
[d]	Pool 841355, 1.897% (2.16% - SOFR30A) due 11/1/2051	4,291,356	4,137,023
[d]	Pool 841362, 1.702% (2.15% - SOFR30A) due 2/1/2052	5,171,125	4,927,728

See notes to financial statements.	Semi-Annual Financial Statements | 165

Schedule of Investments, Continued

Thornburg Strategic Income Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

[d]	Pool 841377, 1.942% (2.24% - SOFR30A) due 4/1/2052	$5,576,835	$5,311,071
[d]	Pool 841463, 2.155% (2.18% - SOFR30A) due 7/1/2052	14,433,400	13,109,132
	Pool RE6097, 2.00% due 5/1/2051	11,078,471	8,751,793
	Pool WN1497, 4.75% due 1/1/2030	8,425,000	8,502,025
	Federal Home Loan Mtg Corp., CMO REMIC,
	Series 5461 Class PA, 4.50% due 8/25/2054	26,096,946	25,849,520
	Series 5462 Class P, 4.50% due 10/25/2054	17,732,729	17,523,352
	Series 5469 Class QA, 4.50% due 11/25/2054	21,035,410	20,818,254
[d]	Series 5502 Class FH, 5.062% (SOFR30A + 1.40%) due 2/25/2055	16,076,261	16,222,729
[d]	Series 5552 Class PD, 5.00% due 9/25/2054	17,874,009	18,092,444
	Series 5565 Class QA, 4.50% due 8/25/2055	20,853,820	20,810,684
	Series 5607 Class KT, 4.25% due 11/15/2032	16,903,076	16,729,546
	Series 5638 Class A, 4.00% due 7/25/2054	30,782,957	29,805,038
	Federal Home Loan Mtg Corp., Multifamily Structured Pass-Through Certificates, CMBS,
	Series KJ46 Class A2, 4.796% due 10/25/2031	10,518,000	10,732,932
[d]	Series KJ47 Class A2, 5.43% due 6/25/2031	7,257,000	7,535,717
	Series KJ48 Class A2, 5.028% due 10/25/2031	18,483,000	18,983,594
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
	Series 2020-2 Class MA, 2.00% due 11/25/2059	2,116,586	1,897,386
	Series 2020-3 Class MTU, 2.50% due 5/25/2060	25,714,002	20,997,658
	Series 2022-1 Class MTU, 3.25% due 11/25/2061	19,578,018	16,872,011
	Series 2024-1 Class MT, 3.00% due 11/25/2063	9,204,661	7,657,263
	Series 2024-2 Class MT, 3.50% due 5/25/2064	12,842,827	11,193,020
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool RA7373, 3.00% due 5/1/2052	2,753,171	2,436,706
[g]	Pool RQ0064, 5.50% due 11/1/2055	27,088,450	27,221,312
	Pool RQ0094, 5.00% due 2/1/2056	15,637,539	15,423,558
	Pool SD1374, 3.00% due 3/1/2052	7,254,495	6,381,010
	Pool SD1588, 5.00% due 9/1/2052	4,483,552	4,469,138
	Pool SD1626, 5.00% due 10/1/2052	6,199,399	6,181,271
	Pool SD3632, 2.50% due 7/1/2052	33,736,470	28,543,789
	Pool SD4175, 2.50% due 6/1/2052	38,060,825	32,205,497
	Pool SD4176, 3.00% due 9/1/2052	101,404,448	89,417,513
	Pool SD5171, 2.50% due 1/1/2054	30,629,765	25,917,641
	Pool SD6509, 6.00% due 8/1/2054	20,931,750	21,400,614
	Pool SD8140, 2.00% due 4/1/2051	30,740,137	24,975,304
	Pool SD8225, 3.00% due 7/1/2052	13,905,946	12,260,518
	Pool SD8367, 5.50% due 10/1/2053	13,058,568	13,171,563
[d,e]	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO, Series 2017-SC01 Class M1, 3.657% due 12/25/2046	109,369	108,295
	Federal National Mtg Assoc.,
[d]	Pool BH4523, 3.239% (5-Yr. CMT + 1.15%) due 4/1/2047	4,053,481	3,957,361
[d]	Pool BH4524, 3.913% (5-Yr. CMT + 1.15%) due 6/1/2046	8,029,281	7,810,976
	Pool BL8603, 2.07% due 10/1/2050	11,101,080	7,926,605
[d]	Pool BM6885, 1.592% (2.20% - SOFR30A) due 12/1/2051	5,945,869	5,678,773
	Pool BM6899, 2.50% due 1/1/2052	9,344,290	7,684,413
[d]	Pool BM6929, 1.928% (2.13% - SOFR30A) due 7/1/2051	6,120,022	5,925,431
[d]	Pool BO9998, 2.74% (H15T1Y + 2.03%) due 3/1/2048	3,215,510	3,284,595
	Pool BS1289, 2.17% due 3/1/2051	15,585,015	10,843,464
[d]	Pool BU9934, 1.839% (2.37% - SOFR30A) due 2/1/2052	13,568,338	12,271,205
	Pool BZ3061, 5.26% due 2/1/2030	29,454,000	29,690,253
[d]	Pool CB2214, 1.531% (2.20% - SOFR30A) due 11/1/2051	6,753,536	6,479,593
	Federal National Mtg Assoc., CMO REMIC,
	Series 2024-25 Class VB, 5.50% due 3/25/2035	12,795,582	13,225,131
	Series 2024-70 Class MP, 4.50% due 10/25/2054	19,493,913	19,273,845
	Series 2025-90 Class PC, 4.00% due 10/25/2055	27,884,586	26,991,731
	Series 2026-7 Class CD, 4.00% due 4/25/2053	23,885,632	23,302,400
	Federal National Mtg Assoc., UMBS Collateral,
	Pool BV4119, 2.50% due 3/1/2052	46,803,633	39,561,690
	Pool BW8669, 5.00% due 9/1/2052	4,177,510	4,140,903
	Pool CB2301, 3.00% due 12/1/2051	34,321,863	30,191,706
	Pool CB3050, 2.50% due 3/1/2052	22,283,739	18,855,579
	Pool CB3880, 5.00% due 6/1/2052	2,266,328	2,259,937
	Pool FS6130, 2.50% due 7/1/2052	25,256,538	21,371,038

166 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

 Thornburg Strategic Income Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	Pool FS7577, 2.50% due 1/1/2054	$26,091,081	$22,077,194
	Pool FS7757, 2.50% due 2/1/2052	25,119,166	21,173,923
	Pool FS7879, 2.50% due 7/1/2052	18,683,842	15,722,264
	Pool MA5138, 5.50% due 9/1/2053	7,216,033	7,279,064
	Pool MA5139, 6.00% due 9/1/2053	5,557,152	5,678,454
	Pool MA5166, 6.00% due 10/1/2053	10,649,793	10,881,595
	Pool MA5972, 5.50% due 2/1/2056	15,831,309	15,914,489
	First Republic Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e,i]	Series 2020-1 Class A2, 1.24% due 4/25/2050	105,923,028	2,910,892
[d,e]	Series 2020-1 Class B3, 2.88% due 4/25/2050	1,378,252	1,303,734
[d,e]	Series 2020-1 Class B4, 2.88% due 4/25/2050	1,325,000	1,204,372
[d,e]	Series 2020-1 Class B6, 2.88% due 4/25/2050	755,000	523,889
	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2017-1 Class 2A2, 3.00% due 3/25/2047	120,172	110,666
[d,e]	Series 2018-3INV Class B4, 4.435% due 5/25/2048	4,577,303	4,239,510
[d,e]	Series 2019-2 Class B3, 4.004% due 12/25/2049	3,282,677	3,013,292
[d,e,i]	Series 2020-2 Class AX1, 0.654% due 8/25/2050	21,071,039	719,882
[d,e,i]	Series 2020-2 Class AX2, 0.50% due 8/25/2050	3,611,011	101,225
[d,e]	Series 2020-2 Class B4, 3.654% due 8/25/2050	191,415	167,650
[d,e]	Series 2020-2 Class B5, 3.654% due 8/25/2050	571,622	505,986
[d,e]	Series 2020-2 Class B6C, 2.801% due 8/25/2050	753,751	436,554
[d,e,i]	Series 2021-13IN Class AX1, 0.172% due 12/30/2051	145,509,379	1,435,392
[d,e,i]	Series 2021-13IN Class AX17, 0.18% due 12/30/2051	12,029,621	132,955
[d,e,i]	Series 2021-13IN Class AX4, 0.50% due 12/30/2051	11,002,407	337,783
[d,e]	Series 2021-13IN Class B4, 3.352% due 12/30/2051	2,428,874	2,006,947
[d,e]	Series 2021-13IN Class B5, 3.352% due 12/30/2051	442,784	357,308
[d,e]	Series 2021-13IN Class B6C, 3.197% due 12/30/2051	3,861,832	2,667,746
	GCAT Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-NQM3 Class A1, 3.686% due 11/25/2059	275,120	269,128
[d,e]	Series 2021-CM1 Class A, 2.469% due 4/25/2065	1,661,220	1,603,779
[d,e]	Series 2021-CM2 Class A1, 2.352% due 8/25/2066	12,480,679	11,733,734
[d,e]	Series 2021-NQM1 Class M1, 2.316% due 1/25/2066	6,112,000	4,467,334
[d,e]	Series 2021-NQM4 Class A1, 1.093% due 8/25/2066	3,004,535	2,488,809
[d,e]	Series 2023-NQM4 Class A1, 4.25% due 5/25/2067	15,452,409	14,645,829
[d,e]	Glebe Funding Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 8.099% due 11/29/2028	6,502,741	6,512,578
	Government National Mtg Assoc.,
	Pool MA7368, 3.00% due 5/20/2051	19,905,806	17,791,392
	Pool MA7706, 3.00% due 11/20/2051	88,349,683	78,924,058
	Pool MA8098, 3.00% due 6/20/2052	156,713,258	139,913,626
	Government National Mtg Assoc., CMO,
	Series 2021-27 Class ED, 1.00% due 2/20/2051	8,607,082	6,663,801
[d]	Series 2025-118 Class S, 7.983% (21.45% - SOFR30A) due 7/20/2055	17,236,562	17,691,795
	Series 2025-139 Class DT, 5.00% due 3/20/2065	17,909,570	17,987,113
	Series 2025-177 Class PA, 4.50% due 10/20/2055	30,233,452	29,909,683
	Series 2025-69 Class GJ, 4.50% due 1/20/2054	14,311,168	13,953,311
[d,e]	GS Mortgage-Backed Securities Corp. Trust, Whole Loan Securities Trust CMO, Series 2023-CCM1 Class A1, 6.65% due 8/25/2053	7,274,015	7,259,080
	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,e,i]	Series 2020-INV1 Class A11X, 3.38% due 10/25/2050	768,433	123,125
[d,e,i]	Series 2020-INV1 Class A12X, 2.897% due 10/25/2050	9,200,835	1,265,432
[d,e,i]	Series 2020-INV1 Class AS, 0.189% due 10/25/2050	51,682,898	572,957
[d,e,i]	Series 2020-INV1 Class AX1, due 10/25/2050	33,266,674	333
[d,e,i]	Series 2020-INV1 Class AX2, 0.397% due 10/25/2050	1,658,197	34,949
[d,e,i]	Series 2020-INV1 Class AX4, 0.917% due 10/25/2050	1,785,029	77,608
[d,e]	Series 2020-INV1 Class B4, 3.814% due 10/25/2050	1,154,456	1,017,316
[d,e]	Series 2020-INV1 Class B5, 3.814% due 10/25/2050	1,157,189	1,024,708
[d,e]	Series 2020-INV1 Class B6, 3.814% due 10/25/2050	2,932,842	2,086,233
[d,e,i]	Series 2020-INV1 Class BX, 0.314% due 10/25/2050	13,171,961	211,447
[d,e,i]	Series 2020-PJ3 Class A11X, 3.50% due 10/25/2050	1,981,146	258,959
[d,e]	Series 2023-PJ2 Class A4, 5.50% due 5/25/2053	5,822,420	5,818,969
[d,e]	Series 2024-RPL2 Class A1, 3.75% due 7/25/2061	5,272,356	5,203,151
[d,e]	Series 2024-RPL4 Class A1, 3.90% due 9/25/2061	4,730,928	4,695,534
[d,e]	GSMS Trust, CMBS, Series 2026-DAWN Class A, 5.823% due 4/10/2043	6,655,000	6,651,200
	Harvest Commercial Capital Loan Trust, CMBS, Series 2024-1 Class A, 6.164% due 10/25/2056	16,285,548	16,556,505

See notes to financial statements.	Semi-Annual Financial Statements | 167

Schedule of Investments, Continued

Thornburg Strategic Income Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	HOMES Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2023-NQM2 Class B1, 7.231% due 2/25/2068	$4,700,000	$4,693,666
[d,e]	Series 2024-NQM1 Class A1, 5.915% due 7/25/2069	6,921,530	6,958,119
[d,e]	Hudson Yards Mortgage Trust, CMBS, Series 2019-55HY Class A, 2.943% due 12/10/2041	5,870,000	5,493,319
	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2021-NQM3 Class B2, 4.113% due 11/25/2056	5,408,000	4,148,200
[d,e]	Series 2021-NQM4 Class A1, 2.091% due 1/25/2057	3,231,726	2,875,075
[d,e]	Series 2022-NQM1 Class A1, 2.493% due 2/25/2067	12,228,993	11,381,551
[d,e]	Series 2022-NQM2 Class B2, 4.20% due 3/25/2067	15,600,000	11,771,196
[d,e]	Series 2022-NQM4 Class A1, 4.767% due 6/25/2067	10,054,543	10,018,901
[d,e]	Series 2022-NQM4 Class A3, 5.04% due 6/25/2067	3,046,218	3,041,801
[d,e]	Series 2022-NQM6 Class A1, 6.819% due 10/25/2067	10,621,944	10,601,620
[d,e]	Series 2022-NQM7 Class A1, 7.369% due 11/25/2067	6,676,246	6,666,508
[d,e]	Series 2023-NQM1 Class A2, 6.703% due 2/25/2068	1,740,795	1,737,294
[d,e]	Series 2023-NQM1 Class A3, 7.16% due 2/25/2068	2,733,270	2,728,773
	JP Morgan Chase Commercial Mortgage Securities Trust, CMBS,
[d,e]	Series 2025-BHR5 Class A, 5.366% (TSFR1M + 1.69%) due 3/15/2040	917,240	916,576
[d,e]	Series 2025-BHR5 Class B, 5.815% (TSFR1M + 2.14%) due 3/15/2040	8,240,000	8,234,033
	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2015-4 Class B4, 3.507% due 6/25/2045	830,166	635,020
[d,e]	Series 2017-5 Class B6, 4.702% due 10/26/2048	3,073,715	2,374,798
[d,e]	Series 2019-8 Class B4, 4.135% due 3/25/2050	2,979,255	2,758,062
[d,e,i]	Series 2020-3 Class AX1, 0.128% due 8/25/2050	7,255,900	35,593
[d,e,i]	Series 2020-4 Class A11X, 1.462% (5.14% - TSFR1M) due 11/25/2050	1,447,551	68,855
[d,e,i]	Series 2020-4 Class A3X, 0.50% due 11/25/2050	6,562,233	161,861
[d,e,i]	Series 2020-4 Class AX1, 0.065% due 11/25/2050	24,238,525	48,860
[d,e,i]	Series 2020-4 Class AX3, 3.50% due 11/25/2050	670,578	118,080
[d,e,i]	Series 2020-4 Class AX4, 0.55% due 11/25/2050	1,547,674	41,922
[d,e]	Series 2020-4 Class B4, 3.615% due 11/25/2050	1,185,544	1,053,847
[d,e]	Series 2020-4 Class B5, 3.615% due 11/25/2050	546,715	442,903
[d,e]	Series 2020-4 Class B6, 3.615% due 11/25/2050	1,054,996	561,614
[d,e]	Series 2020-7 Class B4, 3.507% due 1/25/2051	566,663	496,009
[d,e]	Series 2020-7 Class B5, 3.507% due 1/25/2051	400,404	264,990
[d,e]	Series 2020-7 Class B6, 3.401% due 1/25/2051	581,120	300,464
[d,e]	Series 2020-LTV1 Class B3A, 3.726% due 6/25/2050	2,489,310	2,253,882
[d,e]	Series 2021-11 Class B5, 3.018% due 1/25/2052	2,189,208	1,758,926
[d,e]	Series 2021-11 Class B6, 2.535% due 1/25/2052	2,489,719	1,311,291
[d,e]	Series 2021-LTV2 Class A1, 2.52% due 5/25/2052	11,105,730	9,224,097
[d,e]	Series 2022- LTV1 Class A1, 3.25% due 7/25/2052	14,256,792	12,522,498
[d,e]	Series 2022-2 Class B4, 3.121% due 8/25/2052	3,054,190	2,492,178
[d,e]	Series 2022-2 Class B5, 3.121% due 8/25/2052	1,624,492	1,050,461
[d,e]	Series 2022-2 Class B6, 2.308% due 8/25/2052	1,806,360	761,938
[d,e]	Series 2022-3 Class B4, 3.094% due 8/25/2052	2,504,650	1,968,259
[d,e]	Series 2022-3 Class B5, 3.094% due 8/25/2052	1,593,538	784,558
[d,e]	Series 2022-3 Class B6, 1.768% due 8/25/2052	1,460,644	615,142
[d,e]	Series 2022-DSC1 Class A1, 4.75% due 1/25/2063	6,614,362	6,521,790
[d,e]	Series 2023-1 Class A2, 5.50% due 6/25/2053	5,244,715	5,239,532
[d,e]	Series 2023-3 Class A4B, 5.50% due 10/25/2053	5,442,747	5,442,162
[d,e]	Series 2024-11 Class A4, 6.00% due 4/25/2055	15,710,378	15,747,905
[d,e]	Series 2025-CCM1 Class A4, 5.50% due 6/25/2055	18,504,920	18,403,783
[d,e]	JP Morgan Wealth Management, Whole Loan Securities Trust CMO, Series 2021-CL1 Class M1, 4.962% (SOFR30A + 1.30%) due 3/25/2051	3,482,254	3,440,641
[d,e]	LEX Mortgage Trust, CMBS, Series 2024-BBG Class A, 4.874% due 10/13/2033	5,400,000	5,382,982
[e]	Manhattan West Mortgage Trust, CMBS, Series 2020-1MW Class A, 2.13% due 9/10/2039	9,398,000	9,054,852
	Mello Mortgage Capital Acceptance, Whole Loan Securities Trust CMO,
[d,e,i]	Series 2021-INV2 Class AX1, 0.108% due 8/25/2051	86,150,084	365,070
[d,e,i]	Series 2021-INV2 Class AX4, 0.70% due 8/25/2051	5,902,850	247,910
[d,e]	Series 2021-INV2 Class B5, 3.308% due 8/25/2051	297,765	235,807
[d,e]	Series 2021-INV2 Class B6, 3.242% due 8/25/2051	1,444,407	804,459
[d,e,i]	Series 2021-INV3 Class AX1, 0.149% due 10/25/2051	104,651,924	678,699
[d,e,i]	Series 2021-INV3 Class AX4, 0.55% due 10/25/2051	8,512,514	233,623
[d,e]	Series 2021-INV3 Class B5, 3.199% due 10/25/2051	410,804	322,144
[d,e]	Series 2021-INV3 Class B6, 3.14% due 10/25/2051	1,836,490	1,054,801

168 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

 Thornburg Strategic Income Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

[d]	Merrill Lynch Mortgage Investors Trust, Whole Loan Securities Trust CMO, Series 2004-A4 Class M1, 5.091% due 8/25/2034	$28,085	$26,644
[d,e]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	173,600	173,002
	MFA Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2020-NQM2 Class A1, 1.381% due 4/25/2065	3,235,835	3,116,756
[d,e]	Series 2020-NQM3 Class M1, 2.654% due 1/26/2065	800,000	738,293
[d,e]	Series 2021-INV1 Class A1, 0.852% due 1/25/2056	811,824	790,874
[d,e]	Series 2021-INV2 Class A1, 1.906% due 11/25/2056	6,077,990	5,504,868
[d,e]	Series 2022-CHM1 Class A1, 4.875% due 9/25/2056	5,864,829	5,797,060
[d,e]	Series 2022-INV1 Class A3, 4.25% due 4/25/2066	4,950,000	4,559,371
[d,e]	Series 2022-NQM2 Class A1, 4.00% due 5/25/2067	23,541,682	23,323,375
[d,e]	Series 2024-NPL1 Class A1, 6.33% due 9/25/2054	15,423,926	15,442,947
[d,e]	Series 2024-NQM1 Class A1, 6.579% due 3/25/2069	10,845,677	10,940,137
[d,e]	Series 2024-RPL1 Class A1, 4.25% due 2/25/2066	11,570,756	11,207,725
[d,e]	Mill City Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2023-NQM1 Class A1, 6.05% due 10/25/2067	13,279,177	13,245,324
[d,e]	Mill City Securities Ltd., Whole Loan Securities Trust CMO, Series 2024-RS1 Class A1, 3.00% due 11/1/2069	8,684,789	8,394,347
[e]	Morgan Stanley Capital I Trust, CMBS, Series 2024-BPR2 Class A, 7.291% due 5/5/2029	14,294,598	14,949,417
	Morgan Stanley Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2024-NQM1 Class A1, 6.152% due 12/25/2068	9,966,045	10,018,984
[d,e]	Series 2024-RPL1 Class A1, 4.00% due 6/25/2064	18,814,706	18,654,373
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2017-3A Class A1, 4.00% due 4/25/2057	585,562	569,136
[d,e]	Series 2017-4A Class A1, 4.00% due 5/25/2057	492,266	473,444
[d,e]	Series 2017-5A Class A1, 5.293% (TSFR1M + 1.61%) due 6/25/2057	253,452	256,498
[d,e]	Series 2017-6A Class A1, 4.00% due 8/27/2057	259,358	255,202
[d,e]	Series 2018-1A Class A1A, 4.00% due 12/25/2057	486,596	479,507
[d,e,i]	Series 2021-INV1 Class AX1, 0.744% due 6/25/2051	87,495,112	3,491,956
[d,e]	Series 2021-INV1 Class B5, 3.244% due 6/25/2051	1,108,200	936,751
[d,e]	Series 2021-INV1 Class B6, 3.226% due 6/25/2051	1,952,695	1,267,281
[d,e]	Series 2022-NQM3 Class A1, 3.90% due 4/25/2062	14,573,345	13,803,947
[d,e]	Series 2024-RPL1 Class A, 3.80% due 1/25/2064	12,954,224	12,160,284
[d,e]	Series 2024-RTL1 Class A1, 6.664% due 3/25/2039	18,901,000	18,916,756
[d,e]	NRM FHT1 Excess Owner LLC, Whole Loan Securities Trust CMO, Series 2025-FHT1 Class A, 6.545% due 3/25/2032	7,335,469	7,361,333
[e]	NYC Commercial Mortgage Trust, CMBS, Series 2021-909 Class A, 2.941% due 4/10/2043	4,450,000	3,832,749
[d,e]	NYMT Loan Trust, Whole Loan Securities Trust CMO, Series 2024-BPL2 Class A1, 6.509% due 5/25/2039	11,000,000	11,045,333
	OBX Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2021-NQM2 Class A1, 1.101% due 5/25/2061	4,804,155	3,942,845
[d,e]	Series 2021-NQM4 Class A1, 1.957% due 10/25/2061	12,617,657	10,861,763
[d,e]	Series 2024-NQM1 Class A1, 5.928% due 11/25/2063	13,198,297	13,235,232
[d,e]	Series 2024-NQM11 Class A1, 5.875% due 6/25/2064	8,253,467	8,303,644
[e]	One Bryant Park Trust, CMBS, Series 2019-OBP Class A, 2.516% due 9/15/2054	26,914,348	24,868,246
[d,e]	OSAT Trust, Whole Loan Securities Trust CMO, Series 2021-RPL1 Class A1, 6.116% due 5/25/2065	17,279,469	17,289,157
[d,e]	PRET Trust, Whole Loan Securities Trust CMO, Series 2024-RPL1 Class A1, 3.90% due 10/25/2063	4,388,415	4,187,485
[d,e]	Pretium Mortgage Credit Partners LLC, Whole Loan Securities Trust CMO, Series 2025-NPL3 Class A1, 6.708% due 4/25/2055	23,952,637	23,975,349
	PRKCM Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2021-AFC1 Class A1, 1.51% due 8/25/2056	3,368,907	2,817,955
[d,e]	Series 2021-AFC1 Class B2, 3.95% due 8/25/2056	2,729,000	1,840,406
[d,e]	Series 2023-AFC1 Class A2, 7.002% due 2/25/2058	3,984,506	3,977,485
[d,e]	Series 2023-AFC1 Class A3, 7.304% due 2/25/2058	3,814,249	3,808,453
[d,e]	Series 2024-HOME1 Class A1, 6.431% due 5/25/2059	4,302,089	4,339,934
	PRPM LLC, Whole Loan Securities Trust CMO,
[d,e]	Series 2024-RPL2 Class A1, 3.50% due 5/25/2054	7,631,450	7,550,589
[d,e]	Series 2025-1 Class A1, 5.993% due 4/25/2030	17,416,584	17,356,173
[d,e]	Series 2025-RPL3 Class A1, 3.25% due 4/25/2055	13,080,215	12,630,566
[d,e]	Series 2025-RPL4 Class A1, 3.00% due 5/25/2055	16,200,709	15,607,367
	PRPM Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2022-INV1 Class A1, 4.40% due 4/25/2067	23,408,680	23,316,643
[d,e]	Series 2022-INV1 Class A3, 4.407% due 4/25/2067	6,955,461	6,927,999
[d,e]	Series 2022-NQM1 Class A1, 5.50% due 8/25/2067	6,608,561	6,588,707
[d,e]	Radian Mortgage Capital Trust, Whole Loan Securities Trust CMO, Series 2024-J2 Class A16, 5.50% due 3/25/2055	5,527,058	5,526,653
	Rate Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2022-J1 Class A9, 2.50% due 1/25/2052	10,604,543	9,477,613
[d,e]	Series 2024-J4 Class A5, 5.50% due 12/25/2054	17,698,741	17,752,404
[d,e]	RFT Trust, Whole Loan Securities Trust CMO, Series 2025-RR1 Class A1, 6.767% due 6/27/2028	13,827,635	13,857,772

See notes to financial statements.	Semi-Annual Financial Statements | 169

Schedule of Investments, Continued

Thornburg Strategic Income Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

[e]	ROCK Trust, CMBS, Series 2024-CNTR Class A, 5.388% due 11/13/2041	$11,400,000	$11,592,301
	Seasoned Loans Structured Transaction Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class A1C, 2.00% due 9/25/2030	4,463,239	4,138,143
	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2015-4 Class B4, 3.087% due 11/25/2030	1,686,000	1,599,030
[d,e]	Series 2016-3 Class B3, 3.605% due 11/25/2046	1,915,692	1,488,273
[d,e]	Series 2017-7 Class B3, 3.724% due 10/25/2047	1,124,761	1,007,439
[d,e]	Series 2018-7 Class B4, 4.251% due 9/25/2048	1,802,000	1,510,183
[d,e]	Series 2021-9 Class A1, 2.50% due 1/25/2052	11,595,030	9,613,373
[d,e]	Series 2023-3 Class A1, 6.00% due 9/25/2053	5,420,046	5,465,768
[d,e]	Series 2025-10 Class A2, 5.00% due 11/25/2055	17,875,010	17,488,500
[d,e]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 4.938% (TSFR1M + 1.26%) due 5/15/2038	14,442,000	14,380,628
	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e,i]	Series 2019-3 Class AIOS, 0.375% due 9/25/2059	9,872,070	148,086
[d,e]	Series 2019-3 Class B2, 5.663% due 9/25/2059	1,978,000	1,971,150
[d,e]	Series 2019-3 Class B3, 6.373% due 9/25/2059	842,000	730,378
[e]	Series 2019-3 Class XS1, due 9/25/2059	9,697,961	97
[e]	Series 2019-3 Class XS2, due 9/25/2059	9,212,970	502,808
[d,e]	Series 2020-2 Class A3, 1.895% due 5/25/2065	693,920	646,549
[d,e]	Series 2021-2 Class A1, 1.737% due 12/25/2061	5,171,136	4,390,590
[d,e]	Series 2022-1 Class B2, 3.96% due 3/27/2062	4,204,000	2,985,992
[d,e]	Shellpoint Co-Originator Trust, Whole Loan Securities Trust CMO, Series 2016-1 Class B4, 3.578% due 11/25/2046	2,056,547	1,609,666
[d,e]	SKY Trust, CMBS, Series 2025-LINE Class A, 6.261% (TSFR1M + 2.59%) due 4/15/2042	8,098,472	8,153,614
[e]	SLG Office Trust, CMBS, Series 2021-OVA Class A, 2.585% due 7/15/2041	18,658,000	16,600,263
	Spruce Hill Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2020-SH2 Class B1, 5.00% due 6/25/2055	2,337,336	2,329,719
[d,e]	Series 2022-SH1 Class A1A, 4.10% due 7/25/2057	4,479,925	4,435,669
[d,e]	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO, Series 2021-5 Class A1, 1.92% due 9/25/2066	12,307,793	10,344,587
	TIAA Bank Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2018-2 Class B3, 3.656% due 7/25/2048	2,170,610	2,002,479
[d,e]	Series 2018-2 Class B4, 3.656% due 7/25/2048	2,040,000	1,479,695
[d,e]	Toorak Mortgage Trust, Whole Loan Securities Trust CMO, Series 2024-RRTL1 Class A1, 6.597% due 2/25/2039	23,696,842	23,712,399
	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2018-2 Class A1, 3.25% due 3/25/2058	352,278	349,668
[d,e]	Series 2025-R1 Class A1, 4.00% due 11/27/2057	17,528,704	15,681,523
[d,e]	Series 2025-R2 Class A1, 4.50% due 9/25/2064	14,691,397	13,714,375
[d,e]	TRK Trust, Whole Loan Securities Trust CMO, Series 2022-INV2 Class A1, 4.35% due 6/25/2057	8,333,764	8,257,830
[d,e]	Visio Trust, Whole Loan Securities Trust CMO, Series 2022-1 Class M1, 5.661% due 8/25/2057	10,000,000	9,970,127
[d,e]	Vista Point Securitization Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class A2, 1.986% due 4/25/2065	376,079	365,656
[d,e]	VOLT C LLC, Whole Loan Securities Trust CMO, Series 2021-NPL9 Class A1, 5.992% due 5/25/2051	4,486,352	4,485,919
[d,e]	WB Commercial Mortgage Trust, CMBS, Series 2024-HQ Class A, 5.541% due 3/15/2040	4,050,000	4,040,979
[d,e]	Wells Fargo Commercial Mortgage Trust, CMBS, Series 2018-1745 Class A, 3.749% due 6/15/2036	4,000,000	3,763,274
	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,e,i]	Series 2021-INV1 Class A2, 0.50% due 8/25/2051	76,073,515	2,249,981
[d,e]	Series 2021-INV1 Class B4, 3.30% due 8/25/2051	1,554,466	1,325,916
[d,e]	Series 2021-INV1 Class B5, 3.30% due 8/25/2051	1,247,377	1,036,919
[d,e]	Series 2021-INV1 Class B6, 3.30% due 8/25/2051	959,170	482,234
	TOTAL MORTGAGE BACKED (Cost $2,753,144,490)		2,757,258,763

	LOAN PARTICIPATIONS — 2.1%

	CAPITAL GOODS — 0.3%
	Aerospace & Defense — 0.2%
[j]	Dynasty Acquisition Co., Inc., 5.668% (SOFR + 2.00%) due 10/31/2031	19,743,614	19,734,730
[j]	TransDigm, Inc., 6.168% (SOFR + 2.50%) due 2/13/2033	1,000,000	1,000,190
	Construction & Engineering — 0.1%
[h,j]	Green Infrastructure Partners, Inc., 6.45% (SOFR + 2.75%) due 9/24/2032	9,930,000	9,905,175
			30,640,095
	COMMERCIAL & PROFESSIONAL SERVICES — 0.2%
	Commercial Services & Supplies — 0.2%
[j]	Imagefirst Holdings LLC, 6.675% (SOFR + 3.00%) due 3/12/2032	19,800,500	19,701,497
			19,701,497

170 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

 Thornburg Strategic Income Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 0.1%
	Hotels, Restaurants & Leisure — 0.1%
[j]	Aramark Services, Inc., 5.418% (SOFR + 1.75%) due 6/22/2030	$11,050,032	$11,050,032
	Specialty Retail — 0.0%
[j]	Men’s Wearhouse, Inc., 9.414% (SOFR + 5.75%) due 1/28/2031	1,000,000	998,440
			12,048,472
	CONSUMER DURABLES & APPAREL — 0.3%
	Textiles, Apparel & Luxury Goods — 0.3%
[j]	ABG Intermediate Holdings 2 LLC, 5.918% (SOFR + 2.25%) due 12/21/2028 - 2/13/2032	19,492,864	19,391,748
[j]	Champ Acquisition Corp., 6.95% (SOFR + 3.25%) due 11/25/2031	6,678,820	6,693,447
			26,085,195
	CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.2%
	Biotechnology — 0.0%
[k]	BioMarin Pharmaceutical, Inc., due 1/28/2033	3,000,000	2,990,640
	Commercial Services & Supplies — 0.2%
[j]	Belron Finance 2019 LLC, 5.66% (SOFR + 2.00%) due 10/16/2031	17,540,533	17,522,992
			20,513,632
	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.0%
	Diversified REITs — 0.0%
[j]	Iron Mountain, Inc., 5.668% (SOFR + 2.00%) due 1/31/2031	4,949,367	4,912,247
			4,912,247
	FINANCIAL SERVICES — 0.2%
	Capital Markets — 0.2%
[j]	Corpay Technologies Operating Co. LLC, 5.418% (SOFR + 1.75%) due 4/28/2028 - 11/5/2032	19,850,000	19,818,982
[h,j]	IMC Financing LLC, 6.675% (SOFR + 3.00%) due 6/18/2032	992,500	993,741
			20,812,723
	FOOD, BEVERAGE & TOBACCO — 0.1%
	Beverages — 0.1%
[j]	Celsius Holdings, Inc., 6.20% (SOFR + 2.50%) due 4/1/2032	9,286,667	9,295,396
			9,295,396
	HEALTH CARE EQUIPMENT & SERVICES — 0.1%
	Health Care Providers & Services — 0.1%
[j]	Select Medical Corp., 5.668% (SOFR + 2.00%) due 12/3/2031	13,036,733	12,938,957
			12,938,957
	HOUSEHOLD & PERSONAL PRODUCTS — 0.1%
	Household Products — 0.1%
[j]	Energizer Holdings, Inc., 5.675% (SOFR + 2.00%) due 3/19/2032	7,324,753	7,297,285
			7,297,285
	MATERIALS — 0.1%
	Chemicals — 0.1%
[j]	TPC Group, Inc., 9.386% (SOFR + 5.75%) due 12/16/2031	12,870,000	11,756,745
			11,756,745
	MEDIA & ENTERTAINMENT — 0.0%
	Media — 0.0%
[j]	Century De Buyer LLC, 6.667% (SOFR + 3.00%) due 10/30/2030	3,447,762	3,345,053
			3,345,053
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.0%
	Pharmaceuticals — 0.0%
[j]	Elanco Animal Health, Inc., 5.418% (SOFR + 1.75%) due 10/31/2032	1,500,000	1,499,625
			1,499,625

See notes to financial statements.	Semi-Annual Financial Statements | 171

Schedule of Investments, Continued

Thornburg Strategic Income Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	SOFTWARE & SERVICES — 0.3%
	Information Technology Services — 0.1%
	CACI International, Inc.,
[k]	due 3/9/2033	$4,000,000	$3,995,000
[j]	5.418% (SOFR + 1.75%), due 10/30/2031	3,456,250	3,454,799
	Software — 0.2%
[k]	Electronic Arts, Inc, due 3/24/2033	16,850,000	16,744,688
[j]	GoTo Group, Inc., 8.571% (SOFR + 4.75%) due 4/28/2028	4,998,619	2,576,642
[j]	SS&C Technologies, Inc., 5.668% (SOFR + 2.00%) due 5/9/2031	3,729,593	3,714,898
			30,486,027
	TECHNOLOGY HARDWARE & EQUIPMENT — 0.1%
	Technology Hardware, Storage & Peripherals — 0.1%
[j]	Xerox Holdings Corp., 7.627% - 7.73% (SOFR + 4.00%) due 11/19/2029	8,652,000	5,450,760
			5,450,760
	TOTAL LOAN PARTICIPATIONS (Cost $223,555,323)		216,783,709

	SHORT-TERM INVESTMENTS — 2.1%
[l]	Thornburg Capital Management Fund	20,897,604	208,976,041
	TOTAL SHORT-TERM INVESTMENTS (Cost $208,976,041)		208,976,041

	TOTAL INVESTMENTS — 100.6% (Cost $10,266,358,295)		$10,223,858,676

	LIABILITIES NET OF OTHER ASSETS — (0.6)%		(58,422,476)

	NET ASSETS — 100.0%		$10,165,436,200

OUTSTANDING FORWARD CURRENCY CONTRACTS TO BUY OR SELL AT MARCH 31, 2026
CONTRACT DESCRIPTION	CONTRACT PARTY*	BUY/SELL	CONTRACT AMOUNT	CONTRACT VALUE DATE	VALUE USD	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION

Euro	SSB	Sell	106,975,000	6/17/2026	124,076,745	$304,585	$—
Net unrealized appreciation (depreciation)						$304,585

* Counterparty includes State Street Bank and Trust Company (“SSB”).

Footnote Legend

a	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.

b	Non-income producing.

c	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

d	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on March 31, 2026.

e	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the aggregate value of these securities in the Fund’s portfolio was $5,030,520,402, representing 49.49% of the Fund’s net assets.

f	Bond in default.

g	When-issued security.

h	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

i	Interest only.

j	The stated coupon rate represents the greater of the SOFR or the SOFR floor rate plus a spread at March 31, 2026.

k	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be effective at the time of settlement and will be based upon the Secured Overnight Financing Rate (“SOFR”) plus a premium which was determined at the time of purchase.

l	Investment in Affiliates.

172 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

 Thornburg Strategic Income Fund | March 31, 2026 (Unaudited)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities	H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
ACB	Agricultural Credit Bank	IDR	Denominated in Indonesian Rupiah
ARM	Adjustable Rate Mortgage	Mtg	Mortgage
AUD	Denominated in Australian Dollar	NZD	Denominated in New Zealand Dollar
BRL	Denominated in Brazilian Real	REMIC	Real Estate Mortgage Investment Conduit
CMBS	Commercial Mortgage-Backed Securities	SOFR	Secured Overnight Financing Rate
CMO	Collateralized Mortgage Obligation	SOFR30A	Secured Overnight Financing Rate 30-Day Average
CMT	Constant Maturity Rate	SOFR90A	Secured Overnight Financing Rate 90-Day Average
DAC	Designated Activity Company	TSFR1M	Term SOFR 1 Month
DOP	Denominated in Dominican Peso	TSFR3M	Term SOFR 3 Month
EGP	Denominated in Egyptian Pound	UMBS	Uniform Mortgage-Backed Securities
EUR	Denominated in Euro	UZS	Denominated in Uzbekistani Som
GBP	Denominated in Pound Sterling

COUNTRY EXPOSURE *

(percent of net assets)

United States	84.7%
Canada	2.5%
Mexico	1.4%
United Kingdom	1.0%
France	0.8%
Saudi Arabia	0.7%
Turkey	0.7%
Brazil	0.6%
Dominican Republic	0.6%
China	0.5%
United Arab Emirates	0.5%
Australia	0.5%
Italy	0.4%
Uzbekistan	0.4%
Germany	0.3%
Bermuda	0.3%
Japan	0.3%
Indonesia	0.3%
Guatemala	0.2%
Panama	0.2%
Colombia	0.2%
Israel	0.2%
Belgium	0.1%
Russian Federation	0.1%
Nigeria	0.1%
Peru	0.1%
Switzerland	0.1%
Albania	0.1%
Egypt	0.1%
Ireland	0.1%
Cayman Islands	0.1%
New Zealand	0.1%
Morocco	0.1%
Kuwait	0.1%
India	0.0%	**
South Africa	0.0%	**

See notes to financial statements.	Semi-Annual Financial Statements | 173

Schedule of Investments, Continued

Thornburg Strategic Income Fund | March 31, 2026 (Unaudited)

COUNTRY EXPOSURE *

(percent of net assets)

Netherlands	0.0%	**
Luxembourg	0.0%	**
Other Assets Less Liabilities	1.5%

*	Holdings are classified by country of risk as determined by MSCI and Bloomberg.
**	Country percentage was less than 0.1%.

174 | Semi-Annual Financial Statements	See notes to financial statements.

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Semi-Annual Financial Statements | 175

Statements of Assets and Liabilities

March 31, 2026 (Unaudited)

	THORNBURG	THORNBURG	THORNBURG	THORNBURG	THORNBURG
	ULTRA SHORT	LIMITED TERM U.S.	LIMITED TERM	CORE PLUS	STRATEGIC
	INCOME FUND	GOVERNMENT FUND	INCOME FUND	BOND FUND	INCOME FUND
ASSETS
Investments at cost
Non-affiliated issuers	$255,618,911	$82,142,362	$6,144,639,341	$94,735,240	$10,057,382,254
Non-controlled affiliated issuers	12,303,115	-	193,132,927	1,082,392	208,976,041
Investments at value
Non-affiliated issuers	254,750,211	78,219,112	6,037,307,281	94,959,956	10,014,882,635
Non-controlled affiliated issuers	12,303,115	-	193,132,927	1,082,392	208,976,041
Cash	1,634,844	3,903,754	-	-	-
Cash segregated as collateral	-	-	-	-	260,000
Unrealized appreciation on forward currency contracts	-	-	-	4,638	304,585
Receivable for investments sold	-	-	28,041,376	156,485	17,433,914
Receivable for fund shares sold	223,838	58,830	4,323,524	34,759	9,155,231
Dividends receivable	58,500	180	913,089	5,806	1,169,862
Tax reclaims receivable	-	-	8,595	1,148	14,498
Principal and interest receivable	1,261,612	635,293	38,685,292	629,675	82,564,346
Prepaid expenses and other assets	49,438	43,939	130,814	59,535	210,749

Total Assets	270,281,558	82,861,108	6,302,542,898	96,934,394	10,334,971,861

LIABILITIES
Payable for investments purchased	3,489,457	-	66,169,621	490,342	103,318,260
Payable for fund shares redeemed	475,729	82,622	14,747,774	264,565	45,678,675
Payable to custodian	-	-	7,764,619	-	12,534,829
Payable to investment advisor and other affiliates	59,744	57,150	2,560,327	6,002	4,411,055
Deferred taxes payable	-	-	-	-	24,950
Accounts payable and accrued expenses	96,112	102,444	1,278,796	88,160	1,042,508
Dividends payable	775	27,282	1,928,246	-	2,525,384

Total Liabilities	4,121,817	269,498	94,449,383	849,069	169,535,661

NET ASSETS	$266,159,741	$82,591,610	$6,208,093,515	$96,085,325	$10,165,436,200

NET ASSETS CONSIST OF
Net capital paid in on shares of beneficial interest	$267,267,224	$118,636,674	$6,691,870,655	$94,874,562	$10,338,990,168
Distributable earnings (accumulated loss)	(1,107,483)	(36,045,064)	(483,777,140)	1,210,763	(173,553,968)

NET ASSETS	$266,159,741	$82,591,610	$6,208,093,515	$96,085,325	$10,165,436,200

176 | Semi-Annual Financial Statements

Statements of Assets and Liabilities, Continued

March 31, 2026 (Unaudited)

	THORNBURG	THORNBURG	THORNBURG	THORNBURG		THORNBURG
	ULTRA SHORT	LIMITED TERM U.S.	LIMITED TERM	CORE PLUS		STRATEGIC
	INCOME FUND	GOVERNMENT FUND	INCOME FUND	BOND FUND		INCOME FUND
NET ASSET VALUE
Class A Shares:
Net assets applicable to shares outstanding	$29,060,331	$31,450,570	$398,486,812	$827,900		$233,658,137
Shares outstanding	2,387,266	2,560,545	30,259,094	79,649		20,334,635
Net asset value and redemption price per share	$12.17	$12.28	$13.17	$10.39		$11.49
Maximum offering price per share (net asset value, plus 2.25% of offering price)	$12.45	$12.56	$13.47	$10.88	*	$12.03	*

Class C Shares:
Net assets applicable to shares outstanding	-	2,003,987	70,852,960	1,041,012		98,947,127
Shares outstanding	-	162,281	5,389,811	100,157		8,627,620
Net asset value and redemption price per share**	-	12.35	13.15	10.39		11.47

Class C2 Shares:
Net assets applicable to shares outstanding	-	318,207	4,187,136	-		-
Shares outstanding	-	25,749	318,477	-		-
Net asset value and redemption price per share**	-	12.36	13.15	-		-

Class I Shares:
Net assets applicable to shares outstanding	237,099,410	43,297,698	5,421,666,167	93,934,145		9,453,359,250
Shares outstanding	19,492,896	3,525,662	411,511,137	9,044,833		824,680,266
Net asset value and redemption price per share	12.16	12.28	13.18	10.39		11.46

Class R3 Shares:
Net assets applicable to shares outstanding	-	2,422,338	29,800,774	-		1,281,096
Shares outstanding	-	197,015	2,261,704	-		111,614
Net asset value and redemption price per share	-	12.30	13.18	-		11.48

Class R4 Shares:
Net assets applicable to shares outstanding	-	1,716,877	7,590,231	-		1,601,472
Shares outstanding	-	139,840	576,649	-		139,563
Net asset value and redemption price per share	-	12.28	13.16	-		11.47

Class R5 Shares:
Net assets applicable to shares outstanding	-	1,381,933	52,976,538	-		170,139,755
Shares outstanding	-	112,453	4,022,503	-		14,835,886
Net asset value and redemption price per share	-	12.29	13.17	-		11.47

Class R6 Shares:
Net assets applicable to shares outstanding	-	-	222,532,897	282,268		206,449,363
Shares outstanding	-	-	16,861,983	27,160		17,952,842
Net asset value and redemption price per share	-	-	13.20	10.39		11.50

*  Net asset value, plus 4.50% of offering price.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

Semi-Annual Financial Statements | 177

Statements of Operations

Six Months Ended March 31, 2026 (Unaudited)

	THORNBURG	THORNBURG	THORNBURG	THORNBURG	THORNBURG
	ULTRA SHORT	LIMITED TERM U.S.	LIMITED TERM	CORE PLUS	STRATEGIC
	INCOME FUND	GOVERNMENT FUND	INCOME FUND	BOND FUND	INCOME FUND
INVESTMENT INCOME
Dividend income
Non-affiliated issuers	$-	$6,106	$942,225	$18,232	$2,807,239
Non-controlled affiliated issuers	552,760	-	7,509,605	79,609	9,726,764
Interest income	5,383,176	1,518,729	128,423,073	3,145,020	272,932,908

Total Income	5,935,936	1,524,835	136,874,903	3,242,861	285,466,911

EXPENSES
Investment management fees	317,672	165,385	9,993,918	295,688	27,278,848
Administration fees	98,948	34,371	2,405,760	47,034	4,005,035
Distribution and service fees
Class A Shares	30,393	39,721	509,770	823	302,356
Class C Shares	-	5,036	192,368	5,147	504,772
Class C2 Shares	-	1,028	14,359	-	-
Class R3 Shares	-	6,136	75,960	-	3,157
Class R4 Shares	-	1,926	11,640	-	2,138
Transfer agent fees
Class A Shares	45,359	20,774	201,300	6,158	141,666
Class C Shares	-	2,554	32,382	473	37,276
Class C2 Shares	-	420	2,534	-	-
Class I Shares	110,600	24,940	2,472,700	54,214	4,202,720
Class R3 Shares	-	2,388	28,196	-	1,263
Class R4 Shares	-	2,381	21,416	-	5,422
Class R5 Shares	-	1,925	70,894	-	140,226
Class R6 Shares	-	-	19,466	243	25,660
Registration and filing fees
Class A Shares	14,020	7,024	13,660	7,302	14,670
Class C Shares	-	7,076	7,605	7,063	8,512
Class C2 Shares	-	2,226	6,900	-	-
Class I Shares	19,844	6,958	35,222	7,241	85,557
Class R3 Shares	-	7,046	7,585	-	7,626
Class R4 Shares	-	7,195	7,510	-	7,638
Class R5 Shares	-	7,183	7,497	-	7,624
Class R6 Shares	-	-	8,045	7,107	11,605
Custodian fees	35,440	28,124	145,594	39,450	309,800
Audit and tax fees	25,920	27,650	28,920	27,730	46,871
Legal fees	1,199	450	28,210	817	47,120
Trustee and officer fees	10,451	4,313	258,164	5,040	422,805
Other expenses	10,248	13,949	113,131	10,200	209,836

Total Expenses	720,094	428,179	16,720,706	521,730	37,830,203
Less:
Expenses reimbursed	(285,468)	(72,049)	(754,395)	(129,772)	(4,924,310)
Investment management fees waived	-	-	-	(84,252)	(1,080,531)

Net Expenses	434,626	356,130	15,966,311	307,706	31,825,362

Net Investment Income (Loss)	$5,501,310	$1,168,705	$120,908,592	$2,935,155	$253,641,549

178 | Semi-Annual Financial Statements

Statements of Operations, Continued

Six Months Ended March 31, 2026 (Unaudited)

	THORNBURG	THORNBURG	THORNBURG	THORNBURG	THORNBURG
	ULTRA SHORT	LIMITED TERM U.S.	LIMITED TERM	CORE PLUS	STRATEGIC
	INCOME FUND	GOVERNMENT FUND	INCOME FUND	BOND FUND	INCOME FUND
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Non-affiliated issuers investments	$55,027	$204,262	$21,604,114	$1,149,087	$27,698,210
Forward currency contracts	-	-	-	13,022	3,262,369
Foreign currency transactions	-	-	-	22	(10,454)

Net realized gain (loss)	55,027	204,262	21,604,114	1,162,131	30,950,125

Net change in unrealized appreciation (depreciation) on:
Non-affiliated issuers investments**	(812,749)	71,446	(48,303,774)	(2,360,573)	(154,586,890)
Forward currency contracts	-	-	-	9,211	28,843
Foreign currency translations	-	-	-	(1,512)	(146,649)

Change in net unrealized appreciation (depreciation)	(812,749)	71,446	(48,303,774)	(2,352,874)	(154,704,696)

Net Realized and Unrealized Gain (Loss)	(757,722)	275,708	(26,699,660)	(1,190,743)	(123,754,571)

Change in Net Assets Resulting from Operations	$4,743,588	$1,444,413	$94,208,932	$1,744,412	$129,886,978

** Net of change in deferred taxes	$-	$-	$-	$-	$63,732

See notes to financial statements.

Semi-Annual Financial Statements | 179

Statements of Changes in Net Assets

	THORNBURG		THORNBURG
	ULTRA SHORT		LIMITED TERM U.S.
	INCOME FUND		GOVERNMENT FUND
	SIX MONTHS ENDED	YEAR ENDED	SIX MONTHS ENDED	YEAR ENDED
	MARCH 31, 2026*	SEPTEMBER 30, 2025	MARCH 31, 2026*	SEPTEMBER 30, 2025
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$5,501,310	$12,749,522	$1,168,705	$3,186,927
Net realized gain (loss)	55,027	80,065	204,262	(118,678)
Net change in unrealized appreciation (depreciation)	(812,749)	(627,714)	71,446	168,747

Net Increase (Decrease) in Net Assets Resulting from Operations	4,743,588	12,201,873	1,444,413	3,236,996

DIVIDENDS TO SHAREHOLDERS
From distributable earnings
Class A Shares	(605,860)	(1,616,081)	(378,619)	(939,913)
Class C Shares	-	-	(21,151)	(58,457)
Class C2 Shares	-	-	(3,326)	(7,445)
Class I Shares	(4,646,649)	(11,303,793)	(651,839)	(2,184,170)
Class R3 Shares	-	-	(28,390)	(67,914)
Class R4 Shares	-	-	(18,142)	(36,937)
Class R5 Shares	-	-	(18,287)	(42,765)

FUND SHARE TRANSACTIONS
Class A Shares	(2,026,173)	(18,902,949)	(964,461)	(6,193,226)
Class C Shares	-	-	85,822	(757,400)
Class C2 Shares	-	-	3,326	7,445
Class I Shares	1,005,482	23,100,071	(12,639,779)	(37,557,216)
Class R3 Shares	-	-	(39,856)	(134,220)
Class R4 Shares	-	-	392,256	274,581
Class R5 Shares	-	-	21,330	141,244

Net Increase (Decrease) in Net Assets	(1,529,612)	3,479,121	(12,816,703)	(44,319,397)

NET ASSETS
Beginning of Period	267,689,353	264,210,232	95,408,313	139,727,710

End of Period	$266,159,741	$267,689,353	$82,591,610	$95,408,313

* Unaudited.

See notes to financial statements.

180 | Semi-Annual Financial Statements

Statements of Changes in Net Assets, Continued

	THORNBURG		THORNBURG
	LIMITED TERM		CORE PLUS
	INCOME FUND		BOND FUND
	SIX MONTHS ENDED	YEAR ENDED	SIX MONTHS ENDED	YEAR ENDED
	MARCH 31, 2026*	SEPTEMBER 30, 2025	MARCH 31, 2026*	SEPTEMBER 30, 2025†
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$120,908,592	$251,655,264	$2,935,155	$7,497,155
Net realized gain (loss)	21,604,114	17,881,962	1,162,131	(361,265)
Net change in unrealized appreciation (depreciation)	(48,303,774)	11,519,738	(2,352,874)	(2,985,366)

Net Increase (Decrease) in Net Assets Resulting from Operations	94,208,932	281,056,964	1,744,412	4,150,524

DIVIDENDS TO SHAREHOLDERS
From distributable earnings
Class A Shares	(6,885,160)	(17,150,529)	(13,779)	(15,189)
Class C Shares	(1,213,174)	(3,307,482)	(18,364)	(37,474)
Class C2 Shares	(65,747)	(161,987)	-	-
Class I Shares	(98,098,880)	(220,626,320)	(2,691,385)	(7,649,765)
Class R3 Shares	(484,979)	(1,207,202)	-	(4,958)
Class R4 Shares	(151,895)	(514,992)	-	(5,242)
Class R5 Shares	(891,506)	(2,548,428)	-	(5,529)
Class R6 Shares	(3,808,265)	(7,363,100)	(6,200)	(17,383)

FUND SHARE TRANSACTIONS
Class A Shares	(21,560,151)	(60,899,123)	404,736	164,463
Class C Shares	(12,051,703)	(23,315,038)	36,735	212,412
Class C2 Shares	(412,949)	(567,322)	-	-
Class I Shares	108,139,738	(240,279,425)	(50,774,660)	(14,169,682)
Class R3 Shares	(559,094)	(5,364,062)	-	(110,683)
Class R4 Shares	(3,764,060)	(4,953,514)	-	(110,961)
Class R5 Shares	6,190,061	(24,057,122)	-	(111,244)
Class R6 Shares	41,118,851	9,482,561	16,367	(376,932)

Net Increase (Decrease) in Net Assets	99,710,019	(321,776,121)	(51,302,138)	(18,087,643)

NET ASSETS
Beginning of Period	6,108,383,496	6,430,159,617	147,387,463	165,475,106

End of Period	$6,208,093,515	$6,108,383,496	$96,085,325	$147,387,463

* Unaudited.

† Class R3, R4, and R5 no longer offered as of September 18, 2025.

See notes to financial statements.

Semi-Annual Financial Statements | 181

Statements of Changes in Net Assets, Continued

	THORNBURG
	STRATEGIC
	INCOME FUND
	SIX MONTHS ENDED	YEAR ENDED
	MARCH 31, 2026*	SEPTEMBER 30, 2025
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$253,641,549	$486,497,302
Net realized gain (loss)	30,950,125	9,975,616
Net change in unrealized appreciation (depreciation)	(154,704,696)	(30,462,204)

Net Increase (Decrease) in Net Assets Resulting from Operations	129,886,978	466,010,714

DIVIDENDS TO SHAREHOLDERS
From distributable earnings
Class A Shares	(5,452,362)	(12,793,380)
Class C Shares	(1,914,902)	(4,167,692)
Class I Shares	(233,911,257)	(467,647,304)
Class R3 Shares	(26,857)	(52,552)
Class R4 Shares	(36,081)	(97,341)
Class R5 Shares	(4,525,364)	(4,848,142)
Class R6 Shares	(5,030,351)	(9,947,580)

FUND SHARE TRANSACTIONS
Class A Shares	(13,480,542)	(43,053,282)
Class C Shares	(2,562,828)	1,965,759
Class I Shares	86,405,740	731,064,983
Class R3 Shares	70,603	99,640
Class R4 Shares	(323,119)	(474,536)
Class R5 Shares	32,327,420	48,324,710
Class R6 Shares	12,953,708	12,475,360

Net Increase (Decrease) in Net Assets	(5,619,214)	716,859,357

NET ASSETS
Beginning of Period	10,171,055,414	9,454,196,057

End of Period	$10,165,436,200	$10,171,055,414

* Unaudited.

See notes to financial statements.

182 | Semi-Annual Financial Statements

Notes to Financial Statements

March 31, 2026 (Unaudited)

NOTE 1 – ORGANIZATION

Thornburg Ultra Short Income Fund (the “Ultra Short Income Fund”), Thornburg Limited Term U.S. Government Fund (the “Limited Term U.S. Government Fund”), Thornburg Limited Term Income Fund (the “Limited Term Income Fund”), Thornburg Core Plus Bond Fund (the “Core Plus Bond Fund”) and Thornburg Strategic Income Fund (the “Strategic Income Fund”), collectively the “Funds”, are diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2026, the Funds are five of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it.

Ultra Short Income Fund: The Fund’s investment goal is to seek current income, consistent with preservation of capital. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, derivatives risk, foreign government obligations risk, foreign investment risk, high yield risk, interest rate risk, liquidity risk, management risk, market and economic risk, prepayment and extension risk, redemption risk, risks affecting specific issuers, structured products risk, and U.S. government obligations risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Limited Term U.S. Government Fund: The Fund’s primary investment goal is to provide as high a level of current income as is consistent, in the view of the Trust’s investment advisor, Thornburg Investment Management, Inc. (the “Advisor”), with safety of capital. As a secondary goal, the Fund seeks to reduce changes in its share price compared to longer term portfolios. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, interest rate risk, liquidity risk, management risk, market and economic risk, prepayment and extension risk, redemption risk, structured products risk, and U.S. government obligations risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Limited Term Income Fund: The Fund’s primary investment goal is to provide as high a level of current income as is consistent, in the view of the Advisor, with safety of capital. As a secondary goal, the Fund seeks to reduce changes in its share prices compared to longer term portfolios. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, foreign government obligations risk, foreign investment risk, interest rate risk, liquidity risk, management risk, market and economic risk, prepayment and extension risk, redemption risk, risks affecting specific issuers, structured products risk, and U.S. government obligations risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Core Plus Bond Fund: The Fund’s investment goal is to seek to maximize total return, consistent with the long-term preservation of capital. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, derivatives risk, emerging markets risk, foreign currency risk, foreign government obligations risk, foreign investment risk, high yield risk, interest rate risk, liquidity risk, management risk, market and economic risk, prepayment and extension risk, redemption risk, risks affecting specific issuers, small and mid-cap company risk, structured products risk, and U.S. government obligations risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Strategic Income Fund: The Fund’s primary investment goal is to seek a high level of current income. As a secondary investment goal, the Fund seeks some long-term capital appreciation. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include convertible debt obligation risk, credit risk, cybersecurity and operational risk, developing country risk, foreign currency risk, foreign government obligations risk, foreign investment risk, high yield risk, interest rate risk, liquidity risk, management risk, market and economic risk, prepayment and extension risk, redemption risk, risks affecting specific issuers, small and mid-cap company risk, structured products risk, U.S. government obligations risk, and zero coupon bonds and stripped securities risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

As of March 31, 2026, the Funds each currently offer up to eight classes of shares of beneficial interest.

Each class of shares of the Funds represents an interest in the same portfolio of investments, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C and Class C2 shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year of purchase, and bear both a service fee and a distribution fee, (iii) Class I and Class R5 shares are sold at net asset value without a sales charge at the time of purchase and may be subject to a service fee, (iv) Class R3 shares are sold at net asset value without a sales charge, but bear both a service fee and a distribution fee, (v) Class R4 shares are sold at net asset value without a sales charge at the time of purchase but bear a service fee, (vi) Class R6 shares are sold at net asset value without a sales charge at the time of purchase, and (vii) the respective classes may have different reinvestment privileges and conversion rights. Additionally, each Fund may allocate among its classes certain expenses, to the extent allocable to specific classes, including administration fees, transfer agent fees,

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government registration fees, certain printing and postage costs, and legal expenses. Currently, class specific expenses of the Funds are limited to distribution and service fees, transfer agent fees, and certain registration and filing fees.

At March 31, 2026, the following class of shares are offered in each respective Fund:

	CLASS A	CLASS C	CLASS C2	CLASS I	CLASS R3	CLASS R4	CLASS R5	CLASS R6
Ultra Short Income Fund	X			X
Limited Term U.S. Government Fund	X	X	X	X	X	X	X
Limited Term Income Fund	X	X	X	X	X	X	X	X
Core Plus Bond Fund	X	X		X				X
Strategic Income Fund	X	X		X	X	X	X	X

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each of the Funds in the preparation of its financial statements. Each Fund prepares its financial statements in conformity with United States generally accepted accounting principles (“GAAP”), including investment company accounting and reporting guidance in the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946.

Segment Reporting: Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Allocation of Income, Gains, Losses and Expenses: Net investment income (other than class specific expenses) and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class). Expenses common to all Funds are allocated daily among the Funds comprising the Trust based upon their relative net asset values or other appropriate allocation methods. Operating expenses directly attributable to a specific class are charged against the operating income of that class.

Dividends and Distributions to Shareholders: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Ordinary income dividends, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually and more often if deemed necessary by the Advisor. Dividends and distributions are paid and are reinvested in additional shares of the Funds at net asset value per share at the close of business on the ex-dividend date, or at the shareholder’s option, paid in cash.

Foreign Currency Translation: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against the U.S. dollar on the date of valuation. Purchases and sales of investments and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Funds purchase or sell foreign investments, they will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions. The values of such spot contracts are included in receivable for investments sold and payable for investments purchased on the Statement of Assets and Liabilities.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on investments held. Such changes are included in Net change in unrealized appreciation (depreciation) from investments in the Statement of Operations.

Reported net realized gains and losses from foreign currency transactions arise due to purchases and sales of foreign currencies, currency gains and losses realized between the trade and settlement dates on investment transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. These amounts are included in Net realized gain (loss) on foreign currency transactions in the Statement of Operations.

Net change in unrealized appreciation (depreciation) on foreign currency translations arises from changes in the fair value of assets and liabilities, other than investments at period end, resulting from changes in exchange rates.

184 | Semi-Annual Financial Statements

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Guarantees and Indemnifications: Under the Trust’s organizational documents (and under separate agreements with the independent Trustees), its officers and Trustees are provided with an indemnification, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of the performance of their duties to the Funds. In the normal course of business, the Trust may also enter into contracts with service providers that contain general indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, based on experience, the Trust expects the risk of loss to be remote.

Investment Income: Dividend income is recorded on the ex-dividend date. Certain income from foreign investments is recognized as soon as information is available to the Funds. Interest income is accrued as earned. Premiums and discounts are amortized and accreted, respectively, to first call dates or maturity dates using the effective yield method of the respective investments. These amounts are included in Investment Income in the Statement of Operations.

Investment Transactions: Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale of investments are recorded on an identified cost basis.

Repurchase Agreements: The Funds may invest excess cash in repurchase agreements whereby the Funds purchase investments, which serve as collateral, with an agreement to resell such collateral to the seller at an agreed upon price at the maturity date of the repurchase agreement. Investments pledged as collateral for repurchase agreements are held in custody until maturity of the repurchase agreement. Provisions in the agreements require that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. During the six months ended March 31, 2026, the Funds did not enter into repurchase agreements.

Security Valuation: All investments in securities held by the Funds are valued as described in Note 3.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases (decreases) in net assets from operations during the reporting period. Actual results could differ from those estimates.

When-Issued and Delayed Delivery Transactions: The Funds may engage in when-issued or delayed delivery transactions. To the extent the Funds engage in such transactions, they will do so for the purpose of acquiring portfolio investments consistent with the Funds’ investment objectives and not for the purpose of investment leverage or to speculate on interest rate or market changes. At the time the Funds make a commitment to purchase an investment on a when-issued or delayed delivery basis, the Funds will record the transaction and reflect the value in determining its net asset value. Pursuant to current U.S. Securities and Exchange Commission (“SEC”) guidance, a transaction involving a when-issued security will not be deemed to involve a senior security as long as the Funds intend to settle the transaction physically and the transaction settles within 35 days. Investments purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date. The values of these securities held at March 31, 2026 are detailed in the Schedule of Investments.

NOTE 3 – SECURITY VALUATION

Valuation of the Funds’ portfolio investment securities is performed by the Advisor, which has been designated by the Trustees of the Trust (the “Trustees”) as the Funds’ “valuation designee” as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).

In its capacity as the Funds’ valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Funds’ investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Funds would reasonably expect to receive upon a sale of the investment in an orderly transaction between market

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March 31, 2026 (Unaudited)

participants on the valuation date. The Committee customarily utilizes quotations from securities broker-dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Funds upon a sale of the investment, and the difference could be material to the Funds’ financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and ask prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Funds can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

Securities held with a maturity of less than 60 days from trade date and other short-term investments are valued using the amortized cost method unless the Committee determines such method does not represent fair value. The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

Investments in U.S. mutual funds are valued at net asset value (“NAV”) each business day.

Debt obligations held by the Funds which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.

Forward currency contracts are valued by a third-party pricing service provider.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Funds, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Funds are likely to obtain if they sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.

If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Funds may be traded on days and at times when the Funds are not open for business. Consequently, the value of Funds’ investments may be significantly affected on days when shareholders cannot purchase or sell Funds’ shares.

Valuation Hierarchy: The Funds categorize their investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based

186 | Semi-Annual Financial Statements

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March 31, 2026 (Unaudited)

on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Funds’ investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Funds are typically calculated by pricing service providers approved by the Committee and are generally characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and a Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following tables display a summary of the fair value hierarchy measurements of each Fund’s investments as of March 31, 2026:

ULTRA SHORT INCOME FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
U.S. Treasury Securities	$17,006,972	$17,006,972	$—	$—
U.S. Government Agencies	6,754	—	6,754	—
Mortgage Backed	14,914,923	—	14,914,923	—
Asset Backed Securities	99,712,459	—	99,712,459	—
Corporate Bonds	120,450,692	—	120,450,692	—
Convertible Bonds	1,405,314	—	1,405,314	—
Long-Term Municipal Bonds	1,253,097	—	1,253,097	—
Short-Term Investments	12,303,115	12,303,115	—	—
Total Investments in Securities	$267,053,326	$29,310,087	$237,743,239	$—
Total Assets	$267,053,326	$29,310,087	$237,743,239	$—

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Notes to Financial Statements, Continued

March 31, 2026 (Unaudited)

LIMITED TERM U.S. GOVERNMENT FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
U.S. Treasury Securities	$13,228,622	$13,228,622	$—	$—
U.S. Government Agencies	5,314,382	—	5,314,382	—
Mortgage Backed	56,428,334	—	56,428,334	—
Corporate Bonds	2,627,895	—	2,627,895	—
Short-Term Investments
Mutual Fund	70,442	70,442	—	—
U.S. Treasury Securities	549,437	—	549,437	—
Total Investments in Securities	$78,219,112	$13,299,064	$64,920,048	$—
Total Assets	$78,219,112	$13,299,064	$64,920,048	$—

LIMITED TERM INCOME FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
U.S. Treasury Securities	$470,330,843	$470,330,843	$—	$—
U.S. Government Agencies	32,305,998	—	32,305,998	—
Other Government	30,450,449	—	30,450,449	—
Mortgage Backed	2,313,289,514	—	2,313,289,514	—
Asset Backed Securities	817,475,374	—	817,475,374	—
Corporate Bonds	2,316,229,569	—	2,316,229,569	—
Long-Term Municipal Bonds	20,166,028	—	20,166,028	—
Preferred Stock	37,059,506	—	—	37,059,506
Short-Term Investments	193,132,927	193,132,927	—	—
Total Investments in Securities	$6,230,440,208	$663,463,770	$5,529,916,932	$37,059,506
Total Assets	$6,230,440,208	$663,463,770	$5,529,916,932	$37,059,506	(a)

(a)	Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2026 is not presented.

CORE PLUS BOND FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
U.S. Treasury Securities	$19,399,162	$19,399,162	$—	$—
U.S. Government Agencies	1,090,495	—	1,090,495	—
Other Government	2,682,262	—	2,682,262	—
Mortgage Backed	30,017,788	—	30,017,788	—
Asset Backed Securities	10,510,287	—	10,510,287	—
Corporate Bonds	29,713,482	—	29,713,482	—
Convertible Bonds	762,279	—	762,279	—
Long-Term Municipal Bonds	103,059	—	103,059	—
Preferred Stock	681,142	—	—	681,142
Short-Term Investments	1,082,392	1,082,392	—	—
Total Investments in Securities	$96,042,348	$20,481,554	$74,879,652	$681,142

Other Financial Instruments
Forward Currency Contracts	$4,638	$—	$4,638	$—
Total Assets	$96,046,986	$20,481,554	$74,884,290	$681,142	(a)

(a)	Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2026 is not presented.

188 | Semi-Annual Financial Statements

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March 31, 2026 (Unaudited)

STRATEGIC INCOME FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Common Stock	$856,855	$—	$—	$856,855
Preferred Stock	59,844,339	23,045,906	3,370,849	33,427,584
Asset Backed Securities	1,020,704,318	—	1,019,089,475	1,614,843	(a)
Corporate Bonds	4,474,527,952	—	4,459,527,407	15,000,545
Convertible Bonds	15,934,973	—	15,934,973	—
Long-Term Municipal Bonds	1,781,477	—	1,781,477	—
Other Government	284,975,788	—	284,975,788	—
U.S. Treasury Securities	1,119,320,552	1,119,320,552	—	—
U.S. Government Agencies	62,893,909	—	62,893,909	—
Mortgage Backed	2,757,258,763	—	2,757,258,763	—
Loan Participations	216,783,709	—	216,783,709	—
Short-Term Investments	208,976,041	208,976,041	—	—
Total Investments in Securities	$10,223,858,676	$1,351,342,499	$8,821,616,350	$50,899,827

Other Financial Instruments
Forward Currency Contracts	$304,585	$—	$304,585	$—
Total Assets	$10,224,163,261	$1,351,342,499	$8,821,920,935	$50,899,827	(b)

(a)	Includes a security categorized as Level 3 currently valued at zero as of March 31, 2026.

(b)	Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2026 is not presented.

NOTE 4 – INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement with the Trust, the Advisor serves as the investment advisor and performs advisory services for the Funds for which the Advisor’s management fees are payable at the end of each month. Under the investment advisory agreement, each Fund pays the Advisor a management fee based on the average daily net assets of that Fund at an annual rate as shown in the following table:

		LIMITED TERM U.S.		LIMITED TERM INCOME
ULTRA SHORT INCOME FUND		GOVERNMENT FUND		FUND		CORE PLUS BOND FUND		STRATEGIC INCOME FUND
DAILY NET ASSETS	FEE RATE	DAILY NET ASSETS	FEE RATE	DAILY NET ASSETS	FEE RATE	DAILY NET ASSETS	FEE RATE	DAILY NET ASSETS	FEE RATE
Up to $5 billion	0.250%	Up to $1 billion	0.375%	Up to $500 million	0.500%	Up to $500 million	0.490%	Up to $500 million	0.750%
Next $5 billion	0.225	Next $1 billion	0.325	Next $500 million	0.450	Next $500 million	0.460	Next $500 million	0.675
Over $10 billion	0.200	Over $2 billion	0.275	Next $500 million	0.400	Next $500 million	0.430	Next $500 million	0.625
				Next $500 million	0.350	Next $500 million	0.400	Next $500 million	0.575
				Over $2 billion	0.275	Over $2 billion	0.370	Over $2 billion	0.500

The Funds’ effective management fees, calculated on the basis of the Funds’ average daily net assets (before applicable management fee waivers) for the six months ended March 31, 2026 were as shown in the following table. Total management fees incurred by the Funds for the six months ended March 31, 2026 are set forth in the Statement of Operations.

EFFECTIVE
MANAGEMENT
FEE
Ultra Short Income Fund	0.250%
Limited Term U.S. Government Fund	0.375
Limited Term Income Fund	0.323
Core Plus Bond Fund	0.490
Strategic Income Fund	0.530

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Notes to Financial Statements, Continued

March 31, 2026 (Unaudited)

The Trust has entered into an administrative services agreement with the Advisor, whereby the Advisor will perform certain administrative services. The administrative services fees are computed as an annual percentage of the aggregate average daily net assets of all applicable Funds in the Trust as follows:

  ADMINISTRATIVE SERVICES FEE SCHEDULE

DAILY NET ASSETS	FEE RATE
Up to $20 billion	0.100%
$20 billion to $40 billion	0.075
$40 billion to $60 billion	0.040
Over $60 billion	0.030

The aggregate administrative services fee amount is allocated on a daily basis to each Fund based on net assets and subsequently allocated to each class of shares of the Funds. Total administrative services fees incurred by each class of shares of the Funds for the six months ended March 31, 2026, are set forth in the Statement of Operations.

The Trust has an underwriting agreement with Thornburg Securities LLC (the “Distributor”), an affiliate of the Advisor, which acts as the distributor of the Funds’ shares. For the six months ended March 31, 2026, the Distributor has advised the Funds that they earned net commissions from the sale of Class A shares and collected contingent deferred sales charges (“CDSC Fees”) from redemptions of Class C and Class C2 shares as follows:

	COMMISSIONS	CDSC FEES
Ultra Short Income Fund	$378	$—
Limited Term U.S. Government Fund	707	50
Limited Term Income Fund	4,550	1,920
Strategic Income Fund	11,226	2,353

Pursuant to a service plan under Rule 12b-1 of the 1940 Act, the Funds may reimburse to the Distributor an amount not to exceed .25 of 1% per annum of the average daily net assets attributable to the applicable Class A, Class C, Class C2, Class I, Class R3, Class R4, and Class R5 shares of the Limited Term U.S. Government Fund and Limited Term Income Fund, Class A, Class C, Class I, Class R3, Class R4, and Class R5 shares of the Core Plus Bond Fund and Strategic Income Fund and .20 of 1% per annum of the average daily net assets attributable to the applicable Class A and Class I of the Ultra Short Income Fund for payments made by the Distributor to securities dealers and other financial institutions to obtain various shareholder and distribution related services. For the six months ended March 31, 2026, there were no 12b-1 service plan fees charged for Class I or Class R5 shares. Class R6 shares are not subject to a service plan. The Advisor and Distributor each may pay out of its own resources additional expenses for distribution of each Funds’ shares and shareholder services.

The Trust has also adopted a distribution plan pursuant to Rule 12b-1, applicable only to the Funds’ Class C, Class C2, and Class R3 shares, under which the Funds compensate the Distributor for services in promoting the sale of Class C, Class C2 and Class R3 shares of the Funds at an annual rate of up to .25 of 1% per annum of the average daily net assets attributable to Class C shares of Limited Term U.S. Government Fund and Limited Term Income Fund, .40 of 1% per annum of the average daily net assets attributable to Class C2 shares of the Limited Term U.S. Government Fund and Limited Term Income Fund, .75 of 1% per annum of the average daily net assets attributable to Class C shares of Core Plus Bond Fund and Strategic Income Fund, and .25 of 1% per annum of the average daily net assets attributable to Class R3 shares. Total fees incurred by each class of shares of the Funds under their respective service and distribution plans for the six months ended March 31, 2026 are set forth in the Statements of Operations.

The Advisor has contractually agreed to waive certain fees and reimburse certain expenses incurred by certain classes of the Funds. The agreement may be terminated by the Trust at any time, but may not be terminated by the Advisor before February 1, 2027 unless the Advisor ceases to be the investment advisor to the Funds prior to that date. The Advisor may recoup amounts waived or reimbursed during the six months ended March 31, 2026 if, during the period, expenses fall below the contractual limit that was in place at the time these fees and expenses were waived or reimbursed. The Advisor will not recoup fees or expenses as described in the preceding sentence if that recoupment would cause the Funds’ total annual operating expenses (after the recoupment is taken into account) to exceed the lesser of: (a) the expense cap that was in place at the time the waiver or reimbursement occurred; or (b) the expense cap that is in place at the time of the recoupment. Expense caps exclude taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs.

190 | Semi-Annual Financial Statements

Notes to Financial Statements, Continued

March 31, 2026 (Unaudited)

Actual expenses of certain share classes do not exceed levels as specified in each Fund’s most recent prospectus as shown on the following table:

	CLASS A	CLASS C	CLASS C2	CLASS I	CLASS R3	CLASS R4	CLASS R5	CLASS R6
Ultra Short Income Fund(a)	0.60%	—%	—%	0.35%	—%	—%	—%	—%
Limited Term U.S. Government Fund(b)	0.92	1.17	1.32	0.67	1.17	0.92	0.67	—
Limited Term Income Fund(c)	—	0.99	1.14	0.49	0.99	0.74	0.49	0.42
Core Plus Bond Fund(d)	0.75	1.50	—	0.50	—	—	—	0.50
Strategic Income Fund	—	—	—	0.60	1.25	1.25	0.60	0.53

(a)	Effective February 1, 2026 through March 31, 2026, the expense ratio level maximum was: Class A, 0.60%; Class I, 0.35%. For the period from October 1, 2025 through January 31, 2026, the expense ratio level maximum was: Class A, 0.50%; Class I, 0.30%.
(b)	Effective February 1, 2026 through March 31, 2026, the expense ratio level maximum was: Class A, 0.92%; Class C, 1.17%; Class C2, 1.32%; Class R3, 1.17%; Class R4, 0.92%. For the period from October 1, 2025 through January 31, 2026, the expense ratio level maximum was: Class A, 0.99%; Class C, 1.24%; Class C2, 1.24%; Class R3, 0.99%; Class R4, 0.99%.
(c)	Effective February 1, 2026 through March 31, 2026, the expense ratio level maximum was: Class C2, 1.14%; Class R4, 0.74%. For the period from October 1, 2025 through January 31, 2026, the expense ratio level maximum was: Class C2, 1.24%; Class R4, 0.99%.
(d)	Effective February 1, 2026 through March 31, 2026, the expense ratio level maximum was: Class R6, 0.50%. For the period from October 1, 2025 through January 31, 2026, the expense ratio level maximum was: Class R6, 0.49%.

For the six months ended March 31, 2026, the Advisor contractually reimbursed certain class specific expenses and distribution fees and voluntarily waived certain expenses as follows:

CONTRACTUAL:	CLASS A	CLASS C	CLASS C2	CLASS I	CLASS R3	CLASS R4	CLASS R5	CLASS R6	TOTAL
Ultra Short Income Fund	$68,845	$—	$—	$216,623	$—	$—	$—	$—	$285,468
Limited Term U.S. Government Fund	12,713	8,674	2,657	19,989	10,352	8,879	8,785	—	72,049
Limited Term Income Fund	—	1,998	6,359	614,288	25,129	17,257	61,268	28,096	754,395
Core Plus Bond Fund	13,706	7,901	—	100,707	—	—	—	7,458	129,772
Strategic Income Fund	24,906	10,399	—	5,622,992	8,122	9,870	170,728	136,882	5,983,899

VOLUNTARY:	CLASS A	CLASS C	CLASS I	CLASS R3	CLASS R4	CLASS R5	CLASS R6	TOTAL
Core Plus Bond Fund	$464	$722	$82,873	$—	$—	$—	$193	$84,252
Strategic Income Fund	491	206	19,451	3	3	376	412	20,942

Certain officers and Trustees of the Trust are also officers or directors of the Advisor and Distributor. The compensation of the independent Trustees is borne by the Trust. The Trust also pays a portion of the Chief Compliance Officer’s compensation. These amounts are reflected as Trustee and officer fees in the Statement of Operations.

As of March 31, 2026, the percentage of direct investments in the Funds held by the Trustees, officers of the Trust, and the Advisor is approximately as follows.

PERCENTAGE OF
DIRECT INVESTMENTS
Ultra Short Income Fund	1.21%
Limited Term U.S. Government Fund	4.57
Limited Term Income Fund	0.21
Core Plus Bond Fund	0.59
Strategic Income Fund	0.14

The Funds may purchase or sell portfolio securities from or to an affiliated fund provided that all such transactions will comply with Rule 17a-7 under the 1940 Act. For the six months ended March 31, 2026, the Funds had no such transactions with affiliated funds.

Semi-Annual Financial Statements | 191

Notes to Financial Statements, Continued

March 31, 2026 (Unaudited)

Shown below are holdings of voting securities of each portfolio holding which is considered “affiliated” to the Funds under the 1940 Act (“Affiliates”), including companies for which the Funds’ holdings represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Funds invested for cash management purposes during the period:

				REALIZED	CHANGE IN
	MARKET VALUE	PURCHASES	SALES	GAIN	UNREALIZED	MARKET VALUE	DIVIDEND
ULTRA SHORT INCOME FUND	9/30/25	AT COST	PROCEEDS	(LOSS)	APPR./(DEPR.)	3/31/26	INCOME
Thornburg Capital Mgmt. Fund	$16,022,573	$138,991,488	$(142,710,946)	$-	$-	$12,303,115	$552,760

LIMITED TERM INCOME FUND
Thornburg Capital Mgmt. Fund	$319,557,446	$970,027,086	$(1,096,451,605)	$-	$-	$193,132,927	$7,509,605

CORE PLUS BOND FUND
Thornburg Capital Mgmt. Fund	$4,660,895	$19,603,120	$(23,181,623)	$-	$-	$1,082,392	$79,609

STRATEGIC INCOME FUND
Thornburg Capital Mgmt. Fund	$475,342,650	$1,314,046,385	$(1,580,412,994)	$-	$-	$208,976,041	$9,726,764

NOTE 5 – TAXES

Federal Income Taxes: It is the policy of the Trust to comply with the provisions of the Internal Revenue Code of 1986 applicable to regulated investment companies and to distribute to shareholders substantially all investment company taxable income including net realized gains on investments (if any), and tax exempt income of the Funds. Therefore, no provision for federal income or excise tax is required.

The Funds file income tax returns in United States federal and applicable state jurisdictions. The statute of limitations on the Funds’ tax return filings generally remains open for the three years following a return’s filing date. The Funds have analyzed each uncertain tax position believed to be material in the preparation of the Funds’ financial statements for the six-month period ended March 31, 2026, including open tax years, to assess whether it is more likely than not that the position would be sustained upon examination, based on the technical merits of the position. The Funds have not identified any such position for which an asset or liability must be reflected in the Statements of Assets and Liabilities.

At March 31, 2026, information on the tax components of capital was as follows:

				NET UNREALIZED
		UNREALIZED	UNREALIZED	APPRECIATION
	COST	APPRECIATION	DEPRECIATION	(DEPRECIATION)
Ultra Short Income Fund	$267,922,026	$198,467	$(1,067,167)	$(868,700)
Limited Term U.S. Government Fund	82,142,362	319,567	(4,242,817)	(3,923,250)
Limited Term Income Fund	6,337,772,268	40,841,888	(148,173,948)	(107,332,060)
Core Plus Bond Fund	95,817,632	1,124,159	(899,443)	224,716
Strategic Income Fund	10,266,358,295	151,093,170	(193,592,789)	(42,499,619)

At March 31, 2026, the Funds had cumulative tax basis capital losses from prior fiscal years as shown on the following table, which may be carried forward to offset future capital gains. To the extent such carryforwards are used, capital gain distributions may be reduced to the extent provided by regulations. Such capital loss carryforwards do not expire.

	CUMULATIVE CAPITAL LOSSES
	SHORT-TERM	LONG-TERM
Ultra Short Income Fund	$506,022	$103,305
Limited Term U.S. Government Fund	6,024,948	26,320,281
Limited Term Income Fund	142,765,879	262,689,190
Core Plus Bond Fund	266,503	93,926
Strategic Income Fund	72,329,953	90,723,009

Foreign Withholding Taxes Paid: The Funds are subject to foreign tax withholding imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. In December 2023, the FASB issued Accounting Standards Update (ASU) 2023-09, Income Taxes (Topic 740)

192 | Semi-Annual Financial Statements

Notes to Financial Statements, Continued

March 31, 2026 (Unaudited)

– Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of income taxes paid disaggregated by jurisdiction, when material to the Funds’ financial statements.

The value of the foreign withholding taxes paid by any Fund at the end of the period in relation to the Fund’s net assets was not significant and accordingly, a reconciliation of income taxes paid for the six months ended March 31, 2026 is not presented. Management expects the significance of the foreign withholding taxes paid in relation to net assets to change in future annual periods.

Foreign Withholding Tax Reclaims: The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld, in view of various considerations, including recent decisions rendered by the courts in those and other jurisdictions. The Funds would expect to record a receivable for such a tax reclaim based on a variety of factors, including assessment of a jurisdiction’s legal obligation to pay reclaims, the jurisdiction’s administrative practices and payment history, and industry convention.

Deferred Foreign Capital Gain Taxes: The Funds are subject to a tax imposed on net realized gains of securities of certain foreign countries. The Funds record an estimated deferred tax liability for net unrealized gains on these investments as reflected in the accompanying financial statements. Such changes are included in Net change in unrealized appreciation (depreciation) on investments in the Statement of Operations, if any.

NOTE 6 – SHARES OF BENEFICIAL INTEREST

At March 31, 2026, there were an unlimited number of shares of each Fund with no par value of beneficial interest authorized. Transactions in each Fund’s shares of beneficial interest were as follows:

	SIX MONTHS ENDED		YEAR ENDED
	MARCH 31, 2026		SEPTEMBER 30, 2025
ULTRA SHORT INCOME FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	210,482	$2,566,829	998,410	$12,194,562
Shares issued to shareholders in reinvestment of dividends	49,379	601,889	132,136	1,613,436
Shares repurchased	(425,916)	(5,194,891)	(2,677,645)	(32,710,947)
Net increase (decrease)	(166,055)	$(2,026,173)	(1,547,099)	$(18,902,949)

Class I Shares
Shares sold	5,998,480	$73,072,636	11,966,231	$145,931,786
Shares issued to shareholders in reinvestment of dividends	381,684	4,647,139	926,459	11,298,981
Shares repurchased	(6,297,858)	(76,714,293)	(10,997,847)	(134,130,696)
Net increase (decrease)	82,306	$1,005,482	1,894,843	$23,100,071

	SIX MONTHS ENDED		YEAR ENDED
	MARCH 31, 2026		SEPTEMBER 30, 2025
LIMITED TERM U.S. GOVERNMENT FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	100,936	$1,243,264	195,101	$2,335,322
Shares issued to shareholders in reinvestment of dividends	29,319	360,899	74,334	896,125
Shares repurchased	(208,725)	(2,568,624)	(784,848)	(9,424,673)
Net increase (decrease)	(78,470)	$(964,461)	(515,413)	$(6,193,226)

Class C Shares
Shares sold	28,242	$349,337	24,514	$294,582
Shares issued to shareholders in reinvestment of dividends	1,693	20,946	4,635	56,175
Shares repurchased	(22,978)	(284,461)	(91,232)	(1,108,157)
Net increase (decrease)	6,957	$85,822	(62,083)	$(757,400)

Semi-Annual Financial Statements | 193

Notes to Financial Statements, Continued

March 31, 2026 (Unaudited)

	SIX MONTHS ENDED		YEAR ENDED
	MARCH 31, 2026		SEPTEMBER 30, 2025
LIMITED TERM U.S. GOVERNMENT FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class C2 Shares
Shares sold	-	$-	-	$-
Shares issued to shareholders in reinvestment of dividends	269	3,326	613	7,445
Net increase (decrease)	269	$3,326	613	$7,445

Class I Shares
Shares sold	194,147	$2,388,667	768,555	$9,240,182
Shares issued to shareholders in reinvestment of dividends	42,056	517,613	120,280	1,449,043
Shares repurchased	(1,266,062)	(15,546,059)	(4,004,142)	(48,246,441)
Net increase (decrease)	(1,029,859)	$(12,639,779)	(3,115,307)	$(37,557,216)

Class R3 Shares
Shares sold	12,702	$156,509	35,709	$429,480
Shares issued to shareholders in reinvestment of dividends	2,296	28,289	5,620	67,844
Shares repurchased	(18,227)	(224,654)	(52,462)	(631,544)
Net increase (decrease)	(3,229)	$(39,856)	(11,133)	$(134,220)

Class R4 Shares
Shares sold	32,438	$398,315	43,978	$530,372
Shares issued to shareholders in reinvestment of dividends	1,471	18,106	3,066	36,968
Shares repurchased	(1,966)	(24,165)	(24,115)	(292,759)
Net increase (decrease)	31,943	$392,256	22,929	$274,581

Class R5 Shares
Shares sold	3,874	$47,694	60,877	$735,876
Shares issued to shareholders in reinvestment of dividends	1,484	18,270	3,533	42,641
Shares repurchased	(3,611)	(44,634)	(52,796)	(637,273)
Net increase (decrease)	1,747	$21,330	11,614	$141,244

	SIX MONTHS ENDED		YEAR ENDED
	MARCH 31, 2026		SEPTEMBER 30, 2025
LIMITED TERM INCOME FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	2,198,598	$29,132,006	5,010,006	$65,120,561
Shares issued to shareholders in reinvestment of dividends	449,463	5,950,315	1,162,390	15,158,391
Shares repurchased	(4,277,283)	(56,642,472)	(10,846,657)	(141,178,075)
Net increase (decrease)	(1,629,222)	$(21,560,151)	(4,674,261)	$(60,899,123)

Class C Shares
Shares sold	143,726	$1,900,111	466,506	$6,058,991
Shares issued to shareholders in reinvestment of dividends	86,874	1,148,313	230,961	3,006,963
Shares repurchased	(1,141,398)	(15,100,127)	(2,494,107)	(32,380,992)
Net increase (decrease)	(910,798)	$(12,051,703)	(1,796,640)	$(23,315,038)

194 | Semi-Annual Financial Statements

Notes to Financial Statements, Continued

March 31, 2026 (Unaudited)

	SIX MONTHS ENDED		YEAR ENDED
	MARCH 31, 2026		SEPTEMBER 30, 2025
LIMITED TERM INCOME FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class C2 Shares
Shares sold	227	$3,000	30,042	$392,963
Shares issued to shareholders in reinvestment of dividends	4,974	65,746	12,438	161,984
Shares repurchased	(36,448)	(481,695)	(86,099)	(1,122,269)
Net increase (decrease)	(31,247)	$(412,949)	(43,619)	$(567,322)

Class I Shares
Shares sold	49,448,282	$655,471,336	91,357,382	$1,188,192,503
Shares issued to shareholders in reinvestment of dividends	6,704,151	88,782,625	15,331,717	200,009,624
Shares repurchased	(48,003,013)	(636,114,223)	(125,142,667)	(1,628,481,552)
Net increase (decrease)	8,149,420	$108,139,738	(18,453,568)	$(240,279,425)

Class R3 Shares
Shares sold	428,539	$5,677,842	1,022,759	$13,297,711
Shares issued to shareholders in reinvestment of dividends	36,403	482,280	92,035	1,200,975
Shares repurchased	(507,436)	(6,719,216)	(1,527,019)	(19,862,748)
Net increase (decrease)	(42,494)	$(559,094)	(412,225)	$(5,364,062)
Class R4 Shares
Shares sold	49,894	$661,621	225,112	$2,926,986
Shares issued to shareholders in reinvestment of dividends	1,982	26,224	5,629	73,383
Shares repurchased	(336,081)	(4,451,905)	(610,939)	(7,953,883)
Net increase (decrease)	(284,205)	$(3,764,060)	(380,198)	$(4,953,514)

Class R5 Shares
Shares sold	1,311,973	$17,389,720	2,125,728	$27,617,445
Shares issued to shareholders in reinvestment of dividends	65,575	868,161	190,166	2,478,788
Shares repurchased	(911,877)	(12,067,820)	(4,150,551)	(54,153,355)
Net increase (decrease)	465,671	$6,190,061	(1,834,657)	$(24,057,122)

Class R6 Shares
Shares sold	5,245,728	$69,591,131	5,927,691	$77,274,273
Shares issued to shareholders in reinvestment of dividends	266,299	3,533,001	524,936	6,861,122
Shares repurchased	(2,413,133)	(32,005,281)	(5,724,418)	(74,652,834)
Net increase (decrease)	3,098,894	$41,118,851	728,209	$9,482,561

	SIX MONTHS ENDED		YEAR ENDED
	MARCH 31, 2026		SEPTEMBER 30, 2025
CORE PLUS BOND FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	37,853	$398,184	25,318	$263,372
Shares issued to shareholders in reinvestment of dividends	1,301	13,675	1,437	14,952
Shares repurchased	(678)	(7,123)	(10,944)	(113,861)
Net increase (decrease)	38,476	$404,736	15,811	$164,463

Semi-Annual Financial Statements | 195

Notes to Financial Statements, Continued

March 31, 2026 (Unaudited)

	SIX MONTHS ENDED		YEAR ENDED
	MARCH 31, 2026		SEPTEMBER 30, 2025
CORE PLUS BOND FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class C Shares
Shares sold	2,688	$28,402	19,979	$207,777
Shares issued to shareholders in reinvestment of dividends	1,746	18,364	3,601	37,474
Shares repurchased	(954)	(10,031)	(3,173)	(32,839)
Net increase (decrease)	3,480	$36,735	20,407	$212,412

Class I Shares
Shares sold	1,189,958	$12,545,373	2,195,265	$22,823,417
Shares issued to shareholders in reinvestment of dividends	255,848	2,691,314	735,477	7,650,303
Shares repurchased	(6,237,525)	(66,011,347)	(4,312,485)	(44,643,402)
Net increase (decrease)	(4,791,719)	$(50,774,660)	(1,381,743)	$(14,169,682)

Class R3 Shares*
Shares sold	-	$-	-	$-
Shares issued to shareholders in reinvestment of dividends	-	-	454	4,714
Shares repurchased	-	-	(10,914)	(115,397)
Net increase (decrease)	-	$-	(10,460)	$(110,683)

Class R4 Shares*
Shares sold	-	$-	-	$-
Shares issued to shareholders in reinvestment of dividends	-	-	480	4,984
Shares repurchased	-	-	(10,966)	(115,945)
Net increase (decrease)	-	$-	(10,486)	$(110,961)

Class R5 Shares*
Shares sold	-	$-	-	$-
Shares issued to shareholders in reinvestment of dividends	-	-	506	5,256
Shares repurchased	-	-	(11,018)	(116,500)
Net increase (decrease)	-	$-	(10,512)	$(111,244)

Class R6 Shares
Shares sold	973	$10,250	-	$-
Shares issued to shareholders in reinvestment of dividends	582	6,117	1,672	17,383
Shares repurchased	-	-	(37,415)	(394,315)
Net increase (decrease)	1,555	$16,367	(35,743)	$(376,932)

*  Class no longer offered as of September 18, 2025.

	SIX MONTHS ENDED		YEAR ENDED
	MARCH 31, 2026		SEPTEMBER 30, 2025
STRATEGIC INCOME FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	2,825,807	$32,840,672	5,835,928	$67,022,992
Shares issued to shareholders in reinvestment of dividends	436,005	5,066,910	1,044,217	11,992,308
Shares repurchased	(4,420,168)	(51,388,124)	(10,653,291)	(122,068,582)
Net increase (decrease)	(1,158,356)	$(13,480,542)	(3,773,146)	$(43,053,282)

196 | Semi-Annual Financial Statements

Notes to Financial Statements, Continued

March 31, 2026 (Unaudited)

	SIX MONTHS ENDED		YEAR ENDED
	MARCH 31, 2026		SEPTEMBER 30, 2025
STRATEGIC INCOME FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class C Shares
Shares sold	653,007	$7,576,726	1,607,099	$18,393,410
Shares issued to shareholders in reinvestment of dividends	158,537	1,839,161	348,168	3,990,617
Shares repurchased	(1,032,210)	(11,978,715)	(1,783,399)	(20,418,268)
Net increase (decrease)	(220,666)	$(2,562,828)	171,868	$1,965,759

Class I Shares
Shares sold	126,123,352	$1,462,913,621	280,403,543	$3,207,277,512
Shares issued to shareholders in reinvestment of dividends	18,986,472	220,058,870	38,270,356	438,519,960
Shares repurchased	(137,812,138)	(1,596,566,751)	(255,139,740)	(2,914,732,489)
Net increase (decrease)	7,297,686	$86,405,740	63,534,159	$731,064,983

Class R3 Shares
Shares sold	6,698	$77,722	19,237	$221,230
Shares issued to shareholders in reinvestment of dividends	2,302	26,723	4,541	52,090
Shares repurchased	(2,909)	(33,842)	(15,143)	(173,680)
Net increase (decrease)	6,091	$70,603	8,635	$99,640

Class R4 Shares
Shares sold	5,699	$66,149	18,544	$212,207
Shares issued to shareholders in reinvestment of dividends	2,923	33,914	7,441	85,333
Shares repurchased	(36,382)	(423,182)	(67,102)	(772,076)
Net increase (decrease)	(27,760)	$(323,119)	(41,117)	$(474,536)

Class R5 Shares
Shares sold	8,045,741	$93,467,506	5,813,026	$67,136,774
Shares issued to shareholders in reinvestment of dividends	383,700	4,451,126	415,657	4,764,727
Shares repurchased	(5,651,544)	(65,591,212)	(2,065,455)	(23,576,791)
Net increase (decrease)	2,777,897	$32,327,420	4,163,228	$48,324,710

Class R6 Shares
Shares sold	4,642,087	$53,926,246	7,635,568	$87,710,815
Shares issued to shareholders in reinvestment of dividends	352,154	4,095,378	668,005	7,677,850
Shares repurchased	(3,883,382)	(45,067,916)	(7,209,560)	(82,913,305)
Net increase (decrease)	1,110,859	$12,953,708	1,094,013	$12,475,360

NOTE 7 – INVESTMENT TRANSACTIONS

For the six months ended March 31, 2026, the Funds had purchase and sale transactions of investments as listed in the table below (excluding short-term investments and U.S. Government obligations).

	PURCHASES	SALES
Ultra Short Income Fund	$111,938,312	$52,419,779
Limited Term U.S. Government Fund	19,189,065	24,499,328
Limited Term Income Fund	1,381,826,479	810,714,775
Core Plus Bond Fund	32,057,027	75,479,159
Strategic Income Fund	2,475,178,373	1,690,824,481

Semi-Annual Financial Statements | 197

Notes to Financial Statements, Continued

March 31, 2026 (Unaudited)

NOTE 8 – DERIVATIVE FINANCIAL INSTRUMENTS

The Funds may use a variety of derivative financial instruments to hedge or adjust the risks affecting their investment portfolio or to enhance investment returns. Provisions of the FASB Accounting Standards Codification 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Funds and how these derivatives affect the financial position, financial performance and cash flows of the Funds. The Funds do not designate any derivative instruments as hedging instruments under ASC 815. During the six months ended March 31, 2026, the Funds’ principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign currency contracts.

During the six months ended March 31, 2026, some of the Funds entered into forward currency contracts in the normal course of pursuing its investment objectives, with the intent of reducing the risk to the value of the Funds’ foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. Each of the forward currency contracts entered into by the Funds is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Forward currency contracts involve risks to the Funds, including the risk that a contract’s counterparty will not meet its obligations to the Funds, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Funds may not achieve the intended benefit of entering into a contract and may experience a loss.

The monthly average value of open forward currency contracts for the six months ended March 31, 2026 were as follows:

	CONTRACTS PURCHASED	CONTRACTS SOLD
Core Plus Bond Fund	$—	$790,897
Strategic Income Fund	7,784,586	138,959,383

These contracts are accounted for by the Funds under ASC 815. Unrealized appreciation and depreciation on outstanding contracts are reported in each Fund’s Statement of Assets and Liabilities, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at each contract’s inception date. Net realized gain (loss) on contracts closed during the period, and changes in net unrealized appreciation (depreciation) on outstanding contracts are recognized in each Fund’s Statement of Operations.

The outstanding forward currency contracts in the table located in each Fund’s Schedule of Investments, which were entered into with State Street Bank and Trust Company (“SSB”), were entered into pursuant to an International Swaps and Derivatives Association (“ISDA”) Master Agreement. In the event of a default or termination under the ISDA Master Agreement with SSB, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.

Because the ISDA Master Agreement with SSB does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities unless there has been an event of default or termination event under that agreement, the Funds do not net their respective outstanding forward currency contracts for purposes of the disclosure in the Statement of Assets and Liabilities. Instead, the Funds recognize the unrealized appreciation (depreciation) on those forward currency contracts on a gross basis in each Fund’s Statement of Assets and Liabilities.

The unrealized appreciation (depreciation) of the outstanding forward currency contracts recognized in each Fund’s Statement of Assets and Liabilities at March 31, 2026 is disclosed in the following table:

		PRINCIPAL	COUNTER	ASSET	LIABILITY	NET
	TYPE OF DERIVATIVE(a)	RISK	PARTY	DERIVATIVES	DERIVATIVES	AMOUNT
Core Plus Bond Fund	Forward currency contracts	Foreign currency risk	SSB	$4,638	$—	$4,638
Strategic Income Fund	Forward currency contracts	Foreign currency risk	SSB	304,585	—	304,585

(a)	Generally, the Statement of Assets and Liabilities location for forward currency contracts is Assets - Unrealized appreciation on forward currency contracts for asset derivatives and Liabilities - Unrealized depreciation on forward currency contracts for liabilities derivatives.

Because the Funds did not receive or post cash collateral in connection with their forward currency contracts during the period, the net amounts of each Fund’s assets and liabilities which are attributable to those contracts at March 31, 2026 can be determined by offsetting the dollar amounts shown in the asset and liability columns in the preceding table, the results of which are reflected in the “Net Amount” column. The Funds’ forward currency contracts are valued each day, and the net amounts of each Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

198 | Semi-Annual Financial Statements

Notes to Financial Statements, Continued

March 31, 2026 (Unaudited)

The net realized gain (loss) from forward currency contracts and the net change in unrealized appreciation (depreciation) on outstanding forward currency contracts recognized in each Fund’s Statement of Operations for the six months ended March 31, 2026 are disclosed in the following table:

			NET REALIZED	NET CHANGE IN UNREALIZED
	TYPE OF DERIVATIVE(a)	PRINCIPAL RISK	GAIN (LOSS)	APPRECIATION (DEPRECIATION)
Core Plus Bond Fund	Forward currency contracts	Foreign currency risk	$13,022	$9,211
Strategic Income Fund	Forward currency contracts	Foreign currency risk	3,262,369	28,843

(a)	Generally, the Statement of Operations location for forward currency contracts is Net realized gain (loss) on: forward currency contracts and Net change in unrealized appreciation (depreciation) on: forward currency contracts.

Semi-Annual Financial Statements | 199

Financial Highlights

Ultra Short Income Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF PERIOD

CLASS A SHARES(b)

2026(c)	$12.20	0.25	(0.04)	0.21	(0.24)	—	—	(0.24)	$12.17
2025	$12.23	0.59	(0.03)	0.56	(0.59)	—	—	(0.59)	$12.20
2024	$12.17	0.66	0.07	0.73	(0.67)	—	—	(0.67)	$12.23
2023	$12.13	0.52	0.05	0.57	(0.53)	—	—	(0.53)	$12.17
2022	$12.44	0.19	(0.31)	(0.12)	(0.19)	—	—	(0.19)	$12.13
2021	$12.59	0.15	(0.08)	0.07	(0.18)	(0.04)	—	(0.22)	$12.44

CLASS I SHARES

2026(c)	$12.19	0.26	(0.04)	0.22	(0.25)	—	—	(0.25)	$12.16
2025	$12.22	0.61	(0.02)	0.59	(0.62)	—	—	(0.62)	$12.19
2024	$12.16	0.69	0.06	0.75	(0.69)	—	—	(0.69)	$12.22
2023	$12.12	0.55	0.04	0.59	(0.55)	—	—	(0.55)	$12.16
2022	$12.43	0.21	(0.31)	(0.10)	(0.21)	—	—	(0.21)	$12.12
2021	$12.58	0.18	(0.08)	0.10	(0.21)	(0.04)	—	(0.25)	$12.43

(a)	Not annualized for periods less than one year.

(b)	Sales loads are not reflected in computing total return.

(c)	Unaudited six-month period ended March 31.

(d)	Annualized.

+	Based on weighted average shares outstanding.

See notes to financial statements.

200 | Semi-Annual Financial Statements

Financial Highlights, Continued

Ultra Short Income Fund

	RATIOS TO AVERAGE NET ASSETS						SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)		EXPENSES, AFTER EXPENSE REDUCTIONS (%)		EXPENSES, BEFORE EXPENSE REDUCTIONS (%)		TOTAL RETURN (%)(a)	PORTFOLIO TURNOVER RATE (%)(a)	NET ASSETS AT END OF PERIOD (THOUSANDS)

CLASS A SHARES(b)

2026(c)	4.15	(d)	0.53	(d)	0.98	(d)	1.76	30.13	$29,060
2025	4.79		0.50		0.86		4.71	58.28	$31,146
2024	5.46		0.50		0.88		6.12	44.59	$50,154
2023	4.29		0.50		0.86		4.77	29.46	$28,234
2022	1.54		0.50		1.05		(0.96)	39.29	$34,147
2021	1.22		0.50		1.38		0.54	37.51	$10,930

CLASS I SHARES

2026(c)	4.35	(d)	0.32	(d)	0.51	(d)	1.84	30.13	$237,100
2025	4.98		0.30		0.54		4.92	58.28	$236,543
2024	5.65		0.30		0.54		6.35	44.59	$214,056
2023	4.56		0.30		0.52		4.98	29.46	$235,011
2022	1.75		0.30		0.60		(0.77)	39.29	$145,743
2021	1.40		0.30		0.76		0.74	37.51	$42,587

Semi-Annual Financial Statements | 201

Financial Highlights

Limited Term U.S. Government Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF PERIOD

CLASS A SHARES(b)

2026(c)	$12.24	0.15	0.04	0.19	(0.15)	—	—	(0.15)	$12.28
2025	$12.19	0.31	0.06	0.37	(0.32)	—	—	(0.32)	$12.24
2024	$11.48	0.29	0.73	1.02	(0.31)	—	—	(0.31)	$12.19
2023	$11.64	0.22	(0.13)	0.09	(0.25)	—	—	(0.25)	$11.48
2022	$13.06	0.13	(1.36)	(1.23)	(0.19)	—	—	(0.19)	$11.64
2021	$13.38	0.08	(0.24)	(0.16)	(0.16)	—	—	(0.16)	$13.06

CLASS C SHARES

2026(c)	$12.31	0.13	0.04	0.17	(0.13)	—	—	(0.13)	$12.35
2025	$12.26	0.28	0.07	0.35	(0.30)	—	—	(0.30)	$12.31
2024	$11.54	0.26	0.74	1.00	(0.28)	—	—	(0.28)	$12.26
2023	$11.71	0.19	(0.14)	0.05	(0.22)	—	—	(0.22)	$11.54
2022	$13.13	0.09	(1.36)	(1.27)	(0.15)	—	—	(0.15)	$11.71
2021	$13.46	0.03	(0.25)	(0.22)	(0.11)	—	—	(0.11)	$13.13

CLASS C2 SHARES

2026(c)	$12.32	0.14	0.03	0.17	(0.13)	—	—	(0.13)	$12.36
2025	$12.27	0.28	0.07	0.35	(0.30)	—	—	(0.30)	$12.32
2024	$11.55	0.26	0.74	1.00	(0.28)	—	—	(0.28)	$12.27
2023	$11.71	0.20	(0.14)	0.06	(0.22)	—	—	(0.22)	$11.55
2022	$13.14	0.08	(1.36)	(1.28)	(0.15)	—	—	(0.15)	$11.71
2021(g)	$13.46	0.04	(0.25)	(0.21)	(0.11)	—	—	(0.11)	$13.14

CLASS I SHARES

2026(c)	$12.24	0.17	0.03	0.20	(0.16)	—	—	(0.16)	$12.28
2025	$12.19	0.35	0.06	0.41	(0.36)	—	—	(0.36)	$12.24
2024	$11.47	0.33	0.74	1.07	(0.35)	—	—	(0.35)	$12.19
2023	$11.64	0.26	(0.14)	0.12	(0.29)	—	—	(0.29)	$11.47
2022	$13.06	0.16	(1.36)	(1.20)	(0.22)	—	—	(0.22)	$11.64
2021	$13.38	0.11	(0.24)	(0.13)	(0.19)	—	—	(0.19)	$13.06

CLASS R3 SHARES

2026(c)	$12.25	0.15	0.04	0.19	(0.14)	—	—	(0.14)	$12.30
2025	$12.20	0.31	0.06	0.37	(0.32)	—	—	(0.32)	$12.25
2024	$11.49	0.29	0.73	1.02	(0.31)	—	—	(0.31)	$12.20
2023	$11.65	0.22	(0.13)	0.09	(0.25)	—	—	(0.25)	$11.49
2022	$13.06	0.11	(1.34)	(1.23)	(0.18)	—	—	(0.18)	$11.65
2021	$13.39	0.06	(0.25)	(0.19)	(0.14)	—	—	(0.14)	$13.06

CLASS R4 SHARES

2026(c)	$12.23	0.15	0.05	0.20	(0.15)	—	—	(0.15)	$12.28
2025	$12.18	0.31	0.06	0.37	(0.32)	—	—	(0.32)	$12.23
2024	$11.47	0.29	0.73	1.02	(0.31)	—	—	(0.31)	$12.18
2023	$11.64	0.22	(0.15)	0.07	(0.24)	—	—	(0.24)	$11.47
2022	$13.05	0.12	(1.35)	(1.23)	(0.18)	—	—	(0.18)	$11.64
2021	$13.37	0.06	(0.24)	(0.18)	(0.14)	—	—	(0.14)	$13.05

CLASS R5 SHARES

2026(c)	$12.24	0.17	0.04	0.21	(0.16)	—	—	(0.16)	$12.29
2025	$12.20	0.35	0.05	0.40	(0.36)	—	—	(0.36)	$12.24
2024	$11.48	0.33	0.74	1.07	(0.35)	—	—	(0.35)	$12.20
2023	$11.65	0.25	(0.14)	0.11	(0.28)	—	—	(0.28)	$11.48
2022	$13.07	0.16	(1.36)	(1.20)	(0.22)	—	—	(0.22)	$11.65
2021	$13.39	0.11	(0.25)	(0.14)	(0.18)	—	—	(0.18)	$13.07

(a)	Not annualized for periods less than one year.

(b)	Sales loads are not reflected in computing total return.

(c)	Unaudited six-month period ended March 31.

(d)	Annualized.

(e)	The total return based on the NAV which reflects the adjustments in accordance with U.S. GAAP is 8.81%.

(f)	The total return based on the NAV which reflects the adjustments in accordance with U.S. GAAP is 0.46%.

(g)	Effective date of this class of shares was October 1, 2020.

+	Based on weighted average shares outstanding.

See notes to financial statements.

202 | Semi-Annual Financial Statements

Financial Highlights, Continued

Limited Term U.S. Government Fund

	RATIOS TO AVERAGE NET ASSETS						SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)		EXPENSES, AFTER EXPENSE REDUCTIONS (%)		EXPENSES, BEFORE EXPENSE REDUCTIONS (%)		TOTAL RETURN (%)(a)	PORTFOLIO TURNOVER RATE (%)(a)	NET ASSETS AT END OF PERIOD (THOUSANDS)

CLASS A SHARES(b)

2026(c)	2.50	(d)	0.97	(d)	1.05	(d)	1.52	23.31	$31,451
2025	2.56		0.99		1.05		3.14	22.17	$32,299
2024	2.48		0.99		1.00		9.03	32.26	$38,447
2023	1.89		0.95		0.95		0.74	38.65	$43,326
2022	1.01		0.92		0.92		(9.51)	28.92	$57,028
2021	0.60		0.87		0.87		(1.22)	9.50	$92,786

CLASS C SHARES

2026(c)	2.18	(d)	1.22	(d)	2.08	(d)	1.38	23.31	$2,004
2025	2.31		1.24		1.98		2.88	22.17	$1,912
2024	2.22		1.24		1.84		8.82	32.26	$2,665
2023	1.57		1.24		1.56		0.37	38.65	$3,311
2022	0.68		1.24		1.39		(9.74)	28.92	$5,821
2021	0.21		1.24		1.24		(1.65)	9.50	$10,084

CLASS C2 SHARES

2026(c)	2.19	(d)	1.27	(d)	2.95	(d)	1.38	23.31	$318
2025	2.32		1.24		3.52		2.88	22.17	$314
2024	2.23		1.24		3.49		8.90 (e)	32.26	$305
2023	1.69		1.24		2.63		0.37 (f)	38.65	$576
2022	0.62		1.24		2.28		(9.81)	28.92	$230
2021(g)	0.28		1.24		3.37		(1.58)	9.50	$680

CLASS I SHARES

2026(c)	2.79	(d)	0.67	(d)	0.75	(d)	1.66	23.31	$43,298
2025	2.87		0.67		0.70		3.47	22.17	$55,754
2024	2.82		0.65		0.65		9.49	32.26	$93,488
2023	2.18		0.65		0.65		0.96	38.65	$119,323
2022	1.31		0.62		0.62		(9.24)	28.92	$155,928
2021	0.85		0.61		0.61		(0.96)	9.50	$219,833

CLASS R3 SHARES

2026(c)	2.41	(d)	1.05	(d)	1.89	(d)	1.57	23.31	$2,422
2025	2.56		0.99		1.93		3.14	22.17	$2,453
2024	2.46		0.99		1.92		9.03	32.26	$2,579
2023	1.86		0.99		1.75		0.70	38.65	$2,821
2022	0.89		0.99		1.52		(9.50)	28.92	$3,471
2021	0.46		0.99		1.31		(1.41)	9.50	$7,601

CLASS R4 SHARES

2026(c)	2.49	(d)	0.96	(d)	2.12	(d)	1.60	23.31	$1,717
2025	2.58		0.99		2.29		3.14	22.17	$1,320
2024	2.48		0.99		2.65		9.04	32.26	$1,035
2023	1.85		0.99		2.91		0.61	38.65	$931
2022	0.92		0.99		2.30		(9.51)	28.92	$1,146
2021	0.47		0.99		1.63		(1.34)	9.50	$2,011

CLASS R5 SHARES

2026(c)	2.78	(d)	0.67	(d)	1.94	(d)	1.75	23.31	$1,382
2025	2.91		0.67		2.11		3.39	22.17	$1,356
2024	2.79		0.67		2.24		9.47	32.26	$1,209
2023	2.16		0.67		2.01		0.94	38.65	$1,461
2022	1.30		0.67		1.64		(9.27)	28.92	$1,995
2021	0.80		0.67		1.56		(1.02)	9.50	$2,198

Semi-Annual Financial Statements | 203

Financial Highlights

Limited Term Income Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF PERIOD

CLASS A SHARES(b)

2026(c)	$13.21	0.24	(0.06)	0.18	(0.22)	—	—	(0.22)	$13.17
2025	$13.14	0.50	0.07	0.57	(0.50)	—	—	(0.50)	$13.21
2024	$12.39	0.47	0.76	1.23	(0.48)	—	—	(0.48)	$13.14
2023	$12.38	0.36	0.02	0.38	(0.37)	—	—	(0.37)	$12.39
2022	$13.83	0.21	(1.43)	(1.22)	(0.23)	—	—	(0.23)	$12.38
2021	$14.14	0.16	(0.11)	0.05	(0.19)	(0.17)	—	(0.36)	$13.83

CLASS C SHARES

2026(c)	$13.19	0.22	(0.05)	0.17	(0.21)	—	—	(0.21)	$13.15
2025	$13.12	0.46	0.08	0.54	(0.47)	—	—	(0.47)	$13.19
2024	$12.37	0.44	0.75	1.19	(0.44)	—	—	(0.44)	$13.12
2023	$12.36	0.33	0.02	0.35	(0.34)	—	—	(0.34)	$12.37
2022	$13.81	0.18	(1.43)	(1.25)	(0.20)	—	—	(0.20)	$12.36
2021	$14.12	0.13	(0.11)	0.02	(0.16)	(0.17)	—	(0.33)	$13.81

CLASS C2 SHARES

2026(c)	$13.19	0.21	(0.05)	0.16	(0.20)	—	—	(0.20)	$13.15
2025	$13.12	0.43	0.08	0.51	(0.44)	—	—	(0.44)	$13.19
2024	$12.37	0.41	0.76	1.17	(0.42)	—	—	(0.42)	$13.12
2023	$12.36	0.30	0.02	0.32	(0.31)	—	—	(0.31)	$12.37
2022	$13.81	0.15	(1.43)	(1.28)	(0.17)	—	—	(0.17)	$12.36
2021(e)	$14.12	0.09	(0.11)	(0.02)	(0.12)	(0.17)	—	(0.29)	$13.81

CLASS I SHARES

2026(c)	$13.21	0.26	(0.05)	0.21	(0.24)	—	—	(0.24)	$13.18
2025	$13.14	0.53	0.08	0.61	(0.54)	—	—	(0.54)	$13.21
2024	$12.39	0.51	0.75	1.26	(0.51)	—	—	(0.51)	$13.14
2023	$12.38	0.40	0.02	0.42	(0.41)	—	—	(0.41)	$12.39
2022	$13.84	0.25	(1.44)	(1.19)	(0.27)	—	—	(0.27)	$12.38
2021	$14.15	0.20	(0.11)	0.09	(0.23)	(0.17)	—	(0.40)	$13.84

CLASS R3 SHARES

2026(c)	$13.22	0.23	(0.06)	0.17	(0.21)	—	—	(0.21)	$13.18
2025	$13.15	0.47	0.07	0.54	(0.47)	—	—	(0.47)	$13.22
2024	$12.40	0.44	0.76	1.20	(0.45)	—	—	(0.45)	$13.15
2023	$12.38	0.33	0.03	0.36	(0.34)	—	—	(0.34)	$12.40
2022	$13.84	0.18	(1.44)	(1.26)	(0.20)	—	—	(0.20)	$12.38
2021	$14.15	0.13	(0.11)	0.02	(0.16)	(0.17)	—	(0.33)	$13.84

CLASS R4 SHARES

2026(c)	$13.20	0.23	(0.05)	0.18	(0.22)	—	—	(0.22)	$13.16
2025	$13.14	0.47	0.06	0.53	(0.47)	—	—	(0.47)	$13.20
2024	$12.38	0.44	0.77	1.21	(0.45)	—	—	(0.45)	$13.14
2023	$12.37	0.34	0.01	0.35	(0.34)	—	—	(0.34)	$12.38
2022	$13.83	0.20	(1.46)	(1.26)	(0.20)	—	—	(0.20)	$12.37
2021	$14.14	0.13	(0.11)	0.02	(0.16)	(0.17)	—	(0.33)	$13.83

CLASS R5 SHARES

2026(c)	$13.21	0.26	(0.06)	0.20	(0.24)	—	—	(0.24)	$13.17
2025	$13.14	0.53	0.08	0.61	(0.54)	—	—	(0.54)	$13.21
2024	$12.39	0.51	0.75	1.26	(0.51)	—	—	(0.51)	$13.14
2023	$12.37	0.40	0.02	0.42	(0.40)	—	—	(0.40)	$12.39
2022	$13.83	0.25	(1.44)	(1.19)	(0.27)	—	—	(0.27)	$12.37
2021	$14.14	0.20	(0.11)	0.09	(0.23)	(0.17)	—	(0.40)	$13.83

CLASS R6 SHARES

2026(c)	$13.23	0.27	(0.05)	0.22	(0.25)	—	—	(0.25)	$13.20
2025	$13.17	0.54	0.07	0.61	(0.55)	—	—	(0.55)	$13.23
2024	$12.41	0.52	0.76	1.28	(0.52)	—	—	(0.52)	$13.17
2023	$12.40	0.41	0.01	0.42	(0.41)	—	—	(0.41)	$12.41
2022	$13.86	0.26	(1.44)	(1.18)	(0.28)	—	—	(0.28)	$12.40
2021	$14.17	0.21	(0.11)	0.10	(0.24)	(0.17)	—	(0.41)	$13.86

(a)	Not annualized for periods less than one year.

(b)	Sales loads are not reflected in computing total return.

(c)	Unaudited six-month period ended March 31.

See notes to financial statements.

204 | Semi-Annual Financial Statements

Financial Highlights, Continued

Limited Term Income Fund

	RATIOS TO AVERAGE NET ASSETS						SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)		EXPENSES, AFTER EXPENSE REDUCTIONS (%)		EXPENSES, BEFORE EXPENSE REDUCTIONS (%)		TOTAL RETURN (%)(a)		PORTFOLIO TURNOVER RATE (%)(a)	NET ASSETS AT END OF PERIOD (THOUSANDS)

CLASS A SHARES(b)

2026(c)	3.65	(d)	0.78	(d)	0.78	(d)	1.39		14.13	$398,487
2025	3.81		0.77		0.77		4.44		32.96	$421,154
2024	3.71		0.76		0.76		10.08		59.42	$480,422
2023	2.90		0.78		0.78		3.06		37.65	$533,551
2022	1.58		0.77		0.77		(8.89)		46.77	$598,675
2021	1.17		0.77		0.77		0.33		33.37	$818,846

CLASS C SHARES

2026(c)	3.40	(d)	1.02	(d)	1.02	(d)	1.28		14.13	$70,853
2025	3.56		1.01		1.01		4.19		32.96	$83,078
2024	3.45		1.01		1.01		9.82		59.42	$106,222
2023	2.64		1.01		1.01		2.83		37.65	$140,716
2022	1.33		0.99		0.99		(9.11)		46.77	$221,057
2021	0.94		0.99		0.99		0.11		33.37	$360,840

CLASS C2 SHARES

2026(c)	3.22	(d)	1.21	(d)	1.50	(d)	1.19		14.13	$4,187
2025	3.34		1.24		1.49		3.96		32.96	$4,612
2024	3.23		1.24		1.42		9.57		59.42	$5,160
2023	2.43		1.24		1.44		2.59		37.65	$6,733
2022	1.10		1.24		1.30		(9.33)		46.77	$9,615
2021(e)	0.65		1.24		1.32		(0.17)		33.37	$12,902

CLASS I SHARES

2026(c)	3.94	(d)	0.49	(d)	0.51	(d)	1.60		14.13	$5,421,666
2025	4.09		0.49		0.53		4.74		32.96	$5,328,620
2024	3.99		0.49		0.52		10.38		59.42	$5,543,890
2023	3.18		0.49		0.54		3.36		37.65	$5,769,043
2022	1.86		0.49		0.51		(8.63	)(f)	46.77	$6,890,513
2021	1.44		0.49		0.50		0.53	(g)	33.37	$8,840,331

CLASS R3 SHARES

2026(c)	3.46	(d)	0.99	(d)	1.16	(d)	1.30		14.13	$29,801
2025	3.59		0.99		1.09		4.22		32.96	$30,452
2024	3.48		0.99		1.08		9.83		59.42	$35,717
2023	2.66		0.99		1.06		2.93		37.65	$37,395
2022	1.39		0.99		1.04		(9.16)		46.77	$49,513
2021	0.94		0.99		1.02		0.11		33.37	$51,825

CLASS R4 SHARES

2026(c)	3.50	(d)	0.92	(d)	1.29	(d)	1.34		14.13	$7,590
2025	3.58		0.99		1.11		4.14		32.96	$11,366
2024	3.46		0.99		1.21		9.92		59.42	$16,303
2023	2.71		0.99		1.15		2.84		37.65	$18,774
2022	1.51		0.99		1.24		(9.16)		46.77	$17,988
2021	0.94		0.99		1.19		0.11		33.37	$10,777

CLASS R5 SHARES

2026(c)	3.95	(d)	0.49	(d)	0.74	(d)	1.51		14.13	$52,977
2025	4.08		0.49		0.71		4.73		32.96	$46,970
2024	3.98		0.49		0.66		10.38		59.42	$70,839
2023	3.15		0.49		0.74		3.44		37.65	$70,594
2022	1.88		0.49		0.71		(8.71)		46.77	$111,149
2021	1.44		0.49		0.69		0.61		33.37	$134,974

CLASS R6 SHARES

2026(c)	4.02	(d)	0.42	(d)	0.45	(d)	1.63		14.13	$222,533
2025	4.17		0.42		0.47		4.73		32.96	$182,131
2024	4.07		0.42		0.47		10.53		59.42	$171,607
2023	3.25		0.42		0.46		3.43		37.65	$157,354
2022	2.00		0.42		0.45		(8.62)		46.77	$180,359
2021	1.51		0.42		0.43		0.68		33.37	$127,763

(d)	Annualized.

(e)	Effective date of this class of shares was October 1, 2020.

(f)	The total return based on the NAV which reflects the adjustments in accordance with U.S. GAAP is (8.70)%.

(g)	The total return based on the NAV which reflects the adjustments in accordance with U.S. GAAP is 0.61%.
+	Based on weighted average shares outstanding.

Semi-Annual Financial Statements | 205

Financial Highlights

Core Plus Bond Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF PERIOD

CLASS A SHARES(b)

2026(c)	$10.53	0.24	(0.16)	0.08	(0.22)	—	—	(0.22)	$10.39
2025	$10.73	0.49	(0.19)	0.30	(0.49)	(0.01)	—	(0.50)	$10.53
2024(e)	$10.00	0.50	0.72	1.22	(0.49)	—	—	(0.49)	$10.73

CLASS C SHARES

2026(c)	$10.53	0.21	(0.16)	0.05	(0.19)	—	—	(0.19)	$10.39
2025	$10.74	0.42	(0.20)	0.22	(0.42)	(0.01)	—	(0.43)	$10.53
2024(e)	$10.00	0.44	0.72	1.16	(0.42)	—	—	(0.42)	$10.74

CLASS I SHARES

2026(c)	$10.53	0.26	(0.15)	0.11	(0.25)	—	—	(0.25)	$10.39
2025	$10.74	0.52	(0.20)	0.32	(0.52)	(0.01)	—	(0.53)	$10.53
2024(e)	$10.00	0.54	0.72	1.26	(0.52)	—	—	(0.52)	$10.74

CLASS R6 SHARES

2026(c)	$10.53	0.26	(0.16)	0.10	(0.24)	—	—	(0.24)	$10.39
2025	$10.73	0.52	(0.19)	0.33	(0.52)	(0.01)	—	(0.53)	$10.53
2024(e)	$10.00	0.54	0.71	1.25	(0.52)	—	—	(0.52)	$10.73

(a)	Not annualized for periods less than one year.

(b)	Sales loads are not reflected in computing total return.

(c)	Unaudited six-month period ended March 31.

(d)	Annualized.

(e)	The Fund commenced operations on October 2, 2023.

(f)	The total return based on the NAV which reflects the adjustments in accordance with U.S. GAAP is 12.91% for 2024 and 3.26% for 2025.
+	Based on weighted average shares outstanding.

See notes to financial statements.

206 | Semi-Annual Financial Statements

Financial Highlights, Continued

Core Plus Bond Fund

	RATIOS TO AVERAGE NET ASSETS						SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)		EXPENSES, AFTER EXPENSE REDUCTIONS (%)		EXPENSES, BEFORE EXPENSE REDUCTIONS (%)		TOTAL RETURN (%)(a)		PORTFOLIO TURNOVER RATE (%)(a)	NET ASSETS AT END OF PERIOD (THOUSANDS)

CLASS A SHARES(b)

2026(c)	4.66	(d)	0.75	(d)	5.05	(d)	0.80		27.44	$828
2025	4.77		0.75		16.46		3.05		32.74	$434
2024(e)	4.80	(d)	0.75	(d)	10.92	(d)	12.50		73.32	$272

CLASS C SHARES

2026(c)	3.91	(d)	1.50	(d)	3.18	(d)	0.44		27.44	$1,041
2025	4.04		1.50		3.61		2.21		32.74	$1,018
2024(e)	4.21	(d)	1.50	(d)	3.45	(d)	11.78		73.32	$819

CLASS I SHARES

2026(c)	4.87	(d)	0.50	(d)	0.81	(d)	1.00		27.44	$93,934
2025	5.04		0.50		0.84		3.35	(f)	32.74	$145,665
2024(e)	5.23	(d)	0.46	(d)	1.11	(d)	12.80	(f)	73.32	$163,388

CLASS R6 SHARES

2026(c)	4.92	(d)	0.49	(d)	6.05	(d)	0.91		27.44	$282
2025	5.02		0.49		5.37		3.32		32.74	$270
2024(e)	5.26	(d)	0.49	(d)	2.23	(d)	12.82		73.32	$658

Semi-Annual Financial Statements | 207

Financial Highlights

Strategic Income Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF PERIOD

CLASS A SHARES(c)

2026(d)	$11.63	0.26	(0.14)	0.12	(0.26)	—	—	(0.26)	$11.49
2025	$11.67	0.54	(0.02)	0.52	(0.56)	—	—	(0.56)	$11.63
2024	$11.02	0.52	0.65	1.17	(0.52)	—	—	(0.52)	$11.67
2023	$10.99	0.45	0.03	0.48	(0.45)	—	—	(0.45)	$11.02
2022	$12.41	0.36	(1.38)	(1.02)	(0.37)	(0.03)	—	(0.40)	$10.99
2021	$12.24	0.43	0.21	0.64	(0.47)	—	—	(0.47)	$12.41

CLASS C SHARES

2026(d)	$11.60	0.22	(0.13)	0.09	(0.22)	—	—	(0.22)	$11.47
2025	$11.65	0.45	(0.03)	0.42	(0.47)	—	—	(0.47)	$11.60
2024	$11.00	0.44	0.64	1.08	(0.43)	—	—	(0.43)	$11.65
2023	$10.97	0.37	0.03	0.40	(0.37)	—	—	(0.37)	$11.00
2022	$12.39	0.27	(1.38)	(1.11)	(0.28)	(0.03)	—	(0.31)	$10.97
2021	$12.22	0.33	0.21	0.54	(0.37)	—	—	(0.37)	$12.39

CLASS I SHARES

2026(d)	$11.60	0.29	(0.15)	0.14	(0.28)	—	—	(0.28)	$11.46
2025	$11.65	0.58	(0.03)	0.55	(0.60)	—	—	(0.60)	$11.60
2024	$11.00	0.56	0.65	1.21	(0.56)	—	—	(0.56)	$11.65
2023	$10.96	0.49	0.04	0.53	(0.49)	—	—	(0.49)	$11.00
2022	$12.38	0.40	(1.38)	(0.98)	(0.41)	(0.03)	—	(0.44)	$10.96
2021	$12.20	0.47	0.22	0.69	(0.51)	—	—	(0.51)	$12.38

CLASS R3 SHARES

2026(d)	$11.61	0.25	(0.13)	0.12	(0.25)	—	—	(0.25)	$11.48
2025	$11.66	0.51	(0.04)	0.47	(0.52)	—	—	(0.52)	$11.61
2024	$11.01	0.49	0.64	1.13	(0.48)	—	—	(0.48)	$11.66
2023	$10.98	0.42	0.03	0.45	(0.42)	—	—	(0.42)	$11.01
2022	$12.40	0.33	(1.38)	(1.05)	(0.34)	(0.03)	—	(0.37)	$10.98
2021	$12.22	0.40	0.21	0.61	(0.43)	—	—	(0.43)	$12.40

CLASS R4 SHARES

2026(d)	$11.61	0.25	(0.14)	0.11	(0.25)	—	—	(0.25)	$11.47
2025	$11.66	0.51	(0.04)	0.47	(0.52)	—	—	(0.52)	$11.61
2024	$11.01	0.49	0.64	1.13	(0.48)	—	—	(0.48)	$11.66
2023	$10.97	0.42	0.04	0.46	(0.42)	—	—	(0.42)	$11.01
2022	$12.39	0.32	(1.37)	(1.05)	(0.34)	(0.03)	—	(0.37)	$10.97
2021	$12.22	0.40	0.20	0.60	(0.43)	—	—	(0.43)	$12.39

CLASS R5 SHARES

2026(d)	$11.60	0.29	(0.14)	0.15	(0.28)	—	—	(0.28)	$11.47
2025	$11.65	0.58	(0.03)	0.55	(0.60)	—	—	(0.60)	$11.60
2024	$11.00	0.56	0.65	1.21	(0.56)	—	—	(0.56)	$11.65
2023	$10.96	0.50	0.03	0.53	(0.49)	—	—	(0.49)	$11.00
2022	$12.39	0.40	(1.39)	(0.99)	(0.41)	(0.03)	—	(0.44)	$10.96
2021	$12.21	0.47	0.22	0.69	(0.51)	—	—	(0.51)	$12.39

CLASS R6 SHARES

2026(d)	$11.63	0.29	(0.13)	0.16	(0.29)	—	—	(0.29)	$11.50
2025	$11.68	0.59	(0.03)	0.56	(0.61)	—	—	(0.61)	$11.63
2024	$11.03	0.58	0.64	1.22	(0.57)	—	—	(0.57)	$11.68
2023	$10.99	0.50	0.04	0.54	(0.50)	—	—	(0.50)	$11.03
2022	$12.42	0.41	(1.39)	(0.98)	(0.42)	(0.03)	—	(0.45)	$10.99
2021	$12.24	0.48	0.22	0.70	(0.52)	—	—	(0.52)	$12.42

(a)	Net investment income (loss) includes income from foreign withholding tax claims adjusted for IRS compliance fees and/or tax reclaim collection fees. Without these proceeds, the Net Investment Income (Loss) ratios would have been as follows:

	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6
2024	4.61%	3.86%	4.99%	4.36%	4.35%	4.98%	5.08%
2021	3.48%	2.71%	3.81%	3.19%	3.21%	3.84%	3.89%

(b)	Not annualized for periods less than one year.

(c)	Sales loads are not reflected in computing total return.

(d)	Unaudited six-month period ended March 31.

See notes to financial statements.

208 | Semi-Annual Financial Statements

Financial Highlights, Continued

Strategic Income Fund

	RATIOS TO AVERAGE NET ASSETS						SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)(a)		EXPENSES, AFTER EXPENSE REDUCTIONS (%)		EXPENSES, BEFORE EXPENSE REDUCTIONS (%)		TOTAL RETURN (%)(b)	PORTFOLIO TURNOVER RATE (%)(b)	NET ASSETS AT END OF PERIOD (THOUSANDS)

CLASS A SHARES(c)

2026(d)	4.56	(e)	0.99	(e)	1.01	(e)	1.04	17.38	$233,658
2025	4.69		0.99		1.02		4.59	30.03	$249,871
2024	4.61		0.97		1.00		10.81	60.47	$294,970
2023	4.00		1.02		1.07		4.39	22.34	$271,826
2022	3.03		0.99		1.06		(8.37)	27.19	$321,614
2021	3.48		0.95		1.05		5.30	28.55	$376,252

CLASS C SHARES

2026(d)	3.84	(e)	1.70	(e)	1.72	(e)	0.77	17.38	$98,947
2025	3.97		1.71		1.74		3.74	30.03	$102,672
2024	3.86		1.72		1.75		10.02	60.47	$101,094
2023	3.31		1.72		1.77		3.69	22.34	$93,062
2022	2.29		1.72		1.79		(9.08)	27.19	$80,326
2021	2.71		1.73		1.83		4.49	28.55	$100,385

CLASS I SHARES

2026(d)	4.95	(e)	0.60	(e)	0.72	(e)	1.23	17.38	$9,453,360
2025	5.08		0.60		0.73		4.89	30.03	$9,479,521
2024	4.99		0.60		0.74		11.24	60.47	$8,778,651
2023	4.44		0.60		0.77		4.90	22.34	$6,427,625
2022	3.45		0.60		0.77		(8.07)	27.19	$4,180,742
2021	3.81		0.60		0.81		5.74	28.55	$3,255,002

CLASS R3 SHARES

2026(d)	4.30	(e)	1.25	(e)	2.54	(e)	0.99	17.38	$1,281
2025	4.43		1.25		2.88		4.21	30.03	$1,225
2024	4.36		1.25		3.37		10.52	60.47	$1,130
2023	3.78		1.25		4.49		4.15	22.34	$670
2022	2.77		1.25		3.96		(8.64)	27.19	$641
2021	3.20		1.25		3.16		5.06	28.55	$837

CLASS R4 SHARES

2026(d)	4.30	(e)	1.25	(e)	2.40	(e)	0.91	17.38	$1,601
2025	4.42		1.25		2.29		4.21	30.03	$1,942
2024	4.35		1.25		2.07		10.52	60.47	$2,430
2023	3.81		1.25		2.10		4.24	22.34	$2,806
2022	2.76		1.25		2.44		(8.65)	27.19	$2,044
2021	3.21		1.25		2.28		4.98	28.55	$2,139

CLASS R5 SHARES

2026(d)	4.93	(e)	0.60	(e)	0.78	(e)	1.32	17.38	$170,140
2025	5.09		0.60		0.85		4.89	30.03	$139,890
2024	4.98		0.60		0.87		11.24	60.47	$91,965
2023	4.46		0.60		0.88		4.90	22.34	$62,908
2022	3.38		0.60		0.96		(8.14)	27.19	$40,507
2021	3.84		0.60		0.92		5.74	28.55	$64,449

CLASS R6 SHARES

2026(d)	5.03	(e)	0.53	(e)	0.67	(e)	1.36	17.38	$206,449
2025	5.15		0.53		0.68		4.97	30.03	$195,934
2024	5.08		0.53		0.69		11.30	60.47	$183,956
2023	4.52		0.53		0.70		4.97	22.34	$138,108
2022	3.53		0.53		0.72		(8.05)	27.19	$109,349
2021	3.89		0.53		0.75		5.81	28.55	$77,415

(e)	Annualized.
+	Based on weighted average shares outstanding.

Semi-Annual Financial Statements | 209

Schedule of Investments

Thornburg Short Duration Municipal Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	LONG-TERM MUNICIPAL BONDS — 94.7%

	ALABAMA — 3.4%
	Black Belt Energy Gas District (Guaranty: Canadian Imperial Bank), Series B, 5.00% due 12/1/2031	$515,000	$545,027
[a]	Black Belt Energy Gas District (Guaranty: Royal Bank of Canada), Series B, 5.25% due 12/1/2053 (put 12/1/2030)	250,000	265,691
	City of Mobile Alabama (Alabama Power Co.) IDB,
[a]	Series A, 3.375% due 6/1/2034 (put 6/26/2029)	1,000,000	1,009,006
[a]	Series C, 3.78% due 6/1/2034 (put 6/16/2026)	1,115,000	1,117,530
[a]	Southeast Energy Authority A Cooperative District (Guaranty: Morgan Stanley Group), Series A-1, 5.50% due 1/1/2053 (put
	12/1/2029)	240,000	255,940
	ARIZONA — 2.5%
[a]	Arizona (Gunsmoke Ranch Apartments LP) IDA, 5.00% due 3/1/2058 (put 11/1/2026)	1,500,000	1,514,508
[a]	Arizona HFA, Series B, 2.67% (MUNIPSA + 0.25%) due 1/1/2046 (put 11/4/2026)	810,000	806,438
	CALIFORNIA — 9.0%
	California (PIH Health, Inc. Obligated Group) HFFA, Series A, 5.00% due 6/1/2027	365,000	373,112
	California Community Choice Financing Authority (Guaranty: American General Life) (Green Bond), Series C, 5.00% due 4/1/2031	1,750,000	1,856,671
	California Community Choice Financing Authority (Guaranty: Morgan Stanley Group) (Green Bond),
[a]	Series A-1, 4.00% due 5/1/2053 (put 8/1/2028)	1,000,000	1,009,989
[a]	Series B-1, 5.00% due 7/1/2053 (put 8/1/2029)	1,000,000	1,046,422
[a]	California Municipal Finance Authority (Waste Management, Inc.; Guaranty: Waste Management Holdings) AMT, Series A, 3.45% due 12/1/2044 (put
	12/1/2026)	1,000,000	1,000,505
	City of Los Angeles Department of Airports (Green Bond) AMT, Series A, 5.00% due 5/15/2030	2,000,000	2,146,464
	Tulare Public Financing Authority (BAM), 5.00% due 4/1/2027 - 4/1/2028	1,055,000	1,056,499
	COLORADO — 1.4%
[a]	Adams County Housing Authority (647 Oat LLLP), 4.50% due 5/1/2042 (put 5/1/2026)	1,000,000	1,001,133
	Denver Convention Center Hotel Authority, 5.00% due 12/1/2030	350,000	354,071
	FLORIDA — 5.5%
[b]	Charlotte County (Town & Country Utilities Projects) IDA AMT, 5.00% due 10/1/2029	275,000	278,839
	City of Tampa (State of Florida Cigarette Tax Revenue), Series A, 5.00% due 9/1/2026	300,000	303,045
[b]	City of Venice (Southwest Florida Retirement Center, Inc. Obligated Group), Series B-2, 4.50% due 1/1/2030	575,000	574,496
[a]	Florida Housing Finance Corp. (GNMA), Series B, 3.35% due 10/1/2027 (put 10/1/2026)	1,000,000	1,002,462
[a]	Florida Housing Finance Corp. (Southward Village Phase 2 LP), Series T, 3.20% due 12/1/2044 (put 12/1/2028)	1,000,000	1,005,991
	Lee County (Shell Point Obligated Group) IDA, Series B-2, 4.375% due 11/15/2029	1,000,000	1,002,221
[a]	Miami-Dade County Housing Finance Authority (St. Mary Towers Apartments LLLP) (HUD), 3.40% due 4/1/2041 (put 10/1/2026)	1,000,000	1,000,345
	GEORGIA — 7.1%
[a]	Bartow County Development Authority (Georgia Power Co.), 3.95% due 12/1/2032 (put 3/8/2028)	1,300,000	1,321,572
[a]	Development Authority of Burke County (Georgia Power Co.), Series 4, 3.80% due 10/1/2032 (put 5/21/2026)	1,000,000	1,000,819
[a]	Development Authority of Burke County (Oglethorpe Power Corp.), Series A, 3.60% due 1/1/2040 (put 2/1/2030)	620,000	628,183
	Main Street Natural Gas, Inc. (Guaranty: Citigroup, Inc.),
[a]	Series A, 5.00% due 6/1/2053 (put 6/1/2030)	800,000	835,051
	Series B, 5.00% due 12/1/2030	810,000	859,549
[a]	Main Street Natural Gas, Inc. (Guaranty: Royal Bank of Canada), Series C, 5.00% due 9/1/2053 (put 9/1/2030)	1,500,000	1,571,793
	Private Colleges & Universities Authority (Corp. of Mercer University), 5.00% due 10/1/2026	495,000	500,159
	ILLINOIS — 7.7%
	Chicago O’Hare International Airport AMT, Series E, 5.00% due 1/1/2027	1,380,000	1,396,910
[a]	City of Chicago (New City Redevelopment LP), 3.50% due 8/1/2027 (put 8/1/2026)	1,270,000	1,270,132
	City of Chicago (Water System), 5.00% due 11/1/2027	560,000	567,119
	City of Chicago Waterworks Revenue, 5.00% due 11/1/2029	385,000	389,735
	Greene Jersey & Macoupin Counties Community Unit School District No. 9 Southwest (BAM) GO, 5.00% due 12/1/2029	350,000	372,364
	Illinois Finance Authority (Ascension Health Credit Group), Series C, 5.00% due 2/15/2029	275,000	279,920
[a]	Knox Warren Etc Counties Community College District No. 518 Carl Sandburg GO, 3.375% due 12/1/2035	1,000,000	1,000,000
	Metropolitan Pier & Exposition Authority, Series A, 5.00% due 12/15/2028	440,000	453,185
	State of Illinois GO, Series B, 5.00% due 3/1/2027 - 9/1/2027	1,495,000	1,527,795
	INDIANA — 1.3%
[a]	City of Rockport (Indiana Michigan Power Co.), Series A, 3.70% due 6/1/2047 (put 6/1/2029)	1,200,000	1,221,793
	IOWA — 3.2%
[a]	PEFA, Inc. (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 9/1/2049 (put 9/1/2026)	3,000,000	3,017,064
	KENTUCKY — 3.6%
	County of Boone (Duke Energy Kentucky, Inc.), Series A, 3.70% due 8/1/2027	1,000,000	999,083
[a]	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Group), Series A, 5.25% due 6/1/2055 (put 12/1/2029)	2,300,000	2,420,826
	LOUISIANA — 1.1%
[a]	Louisiana Offshore Terminal Authority (Loop LLC), Series A, 4.20% due 9/1/2033 (put 9/1/2028)	1,000,000	997,382

210 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Short Duration Municipal Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	MICHIGAN — 0.6%
[b]	Kalamazoo Economic Development Corp., Series B-2, 4.25% due 8/15/2031	$500,000	$497,741
[a]	Michigan Strategic Fund (Consumers Energy Co.) AMT, 3.35% due 10/1/2049 (put 10/1/2027)	110,000	109,677
	MONTANA — 1.1%
	City of Forsyth (NorthWestern Corp.), 3.875% due 7/1/2028	1,000,000	1,015,119
	NEBRASKA — 3.0%
[a]	Central Plains Energy Project (Guaranty: Goldman Sachs Group, Inc.), Series 1, 5.00% due 5/1/2053 (put 10/1/2029)	1,000,000	1,054,594
[a]	Central Plains Energy Project (Guaranty: Royal Bank of Canada), Series A-1, 5.00% due 8/1/2055 (put 8/1/2031)	1,180,000	1,246,578
	Gretna Public Schools GO, Series B, 5.00% due 12/15/2027	500,000	502,964
	NEVADA — 0.6%
	Reno-Tahoe Airport Authority AMT, Series A, 5.00% due 7/1/2029	500,000	524,499
	NEW MEXICO — 1.7%
[a]	City of Farmington (Public Service Co. of New Mexico), Series B, 3.875% due 6/1/2040 (put 6/1/2029)	1,000,000	1,018,806
	New Mexico Hospital Equipment Loan Council (San Juan Regional Medical Center, Inc.), 5.00% due 6/1/2030	525,000	554,549
	NEW YORK — 4.9%
	Build NYC Resource Corp. (RiverSpring Health Senior Living, Inc. Obligated Group), 5.00% due 12/15/2031	500,000	489,159
[a]	New York City Housing Development Corp. (FHA) (Green Bond), Series F-2A, 3.40% due 11/1/2062 (put 12/22/2026)	1,100,000	1,100,021
[a]	New York City Housing Development Corp. (Green Bond), Series A-2, 3.25% due 11/1/2065 (put 2/1/2030)	1,200,000	1,200,207
[a]	New York State Housing Finance Agency (HUD, SONYMA) (Green Bond), Series A-2, 3.65% due 11/1/2062 (put 11/1/2028)	1,000,000	1,000,136
[a]	Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue), Series B-2, 5.00% due
	5/15/2050	500,000	500,711
	Westchester County Local Development Corp. (Miriam Osborn Memorial Home Association Obligated Group), 5.00% due
	7/1/2027	270,000	273,444
	NORTH CAROLINA — 0.8%
	North Carolina Medical Care Commission (Maryfield, Inc. Obligated Group), 5.00% due 10/1/2031	500,000	533,495
	North Carolina Medical Care Commission (United Methodist Retirement Homes Inc Obligated Group),
	Series 2024B-1, 4.25% due 10/1/2028	150,000	150,052
	Series 2024B-2, 3.75% due 10/1/2028	50,000	49,726
	OHIO — 1.9%
	Akron, Bath & Copley Joint Township Hospital District (Summa Health System Obligated Group) ETM, 5.00% due 11/15/2027 - 11/15/2028	510,000	533,986
	Northeast Ohio Medical University (BAM), 5.00% due 12/1/2029	260,000	279,649
	Ohio Air Quality Development Authority (American Electric Power Co., Inc.) AMT, Series A, 3.75% due 1/1/2029	1,000,000	1,007,520
	OKLAHOMA — 3.2%
	Canadian County Educational Facilities Authority (Mustang Public Schools Project) ISD, 5.00% due 9/1/2027	1,000,000	1,008,294
	Cushing Educational Facilities Authority (Payne County No. 67 Cushing) ISD, 5.00% due 9/1/2028	500,000	521,633
	Muskogee Industrial Trust (Muskogee County No. 20) ISD, 5.00% due 9/1/2027	475,000	484,096
	Oklahoma County Finance Authority (Oklahoma County ISD No. 41 Western Heights), 5.00% due 9/1/2030	1,000,000	1,038,480
	PENNSYLVANIA — 5.0%
	Chester County Health & Education Facilities Authority (Tel Hai Retirement Community Obligated Group), 5.00% due 6/1/2027	465,000	472,429
[a]	Montgomery County (Constellation Energy Generation LLC) IDA, Series A, 4.10% due 4/1/2053 (put 4/3/2028)	1,245,000	1,269,371
	Northeastern Pennsylvania Hospital & Education Authority (King’s College), 5.00% due 5/1/2026	485,000	485,442
[a]	Pennsylvania (Waste Management Obligated Group; Guaranty: Waste Management, Inc.) EDFA AMT, 4.25% due 7/1/2041 (put
	7/1/2027)	1,000,000	1,007,844
a	Pennsylvania (Waste Management, Inc.; Guaranty: Waste Management Holdings) EDFA AMT, Series A, 3.875% due 8/1/2037 (put
	8/3/2026)	1,500,000	1,501,032
	TENNESSEE — 5.0%
[a]	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Artist Lofts LP), 3.20% due 12/1/2059 (put
	12/1/2029)	1,500,000	1,501,512
	Shelby County Health Educational & Housing Facility Board (Methodist Le Bonheur Healthcare) (AG), Series A, 5.00% due
	6/1/2030	1,000,000	1,078,225
[a]	Tennergy Corp. (Guaranty: Royal Bank of Canada), Series A, 5.00% due 10/1/2054 (put 12/1/2029)	2,040,000	2,147,965
	TEXAS — 14.8%
[a]	Central Texas Turnpike System, Series B, 5.00% due 8/15/2042 (put 8/15/2030)	105,000	112,811
	City of Austin Airport System Revenue AMT, 5.00% due 11/15/2031	1,000,000	1,084,445
	City of Georgetown Utility System Revenue (BAM), 5.00% due 8/15/2026	400,000	403,304
[a]	Fort Bend (PSF-GTD) ISD GO, Series B, 3.80% due 8/1/2055 (put 8/1/2028)	750,000	765,592
	Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center Central Heating & Cooling Services Corp.), 5.00% due 11/15/2029	325,000	336,020
	Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center), Series A, 5.00% due 5/15/2027	2,000,000	2,046,452
	Hays Consolidated (PSF-GTD) ISD GO, 5.00% due 8/15/2027 (pre-refunded 8/15/2026)	385,000	388,561
[a]	Houston Housing Finance Corp. (Cordova Apartments), 3.65% due 2/1/2048 (put 2/1/2028)	1,000,000	1,008,604
	Main Street Market Square Redevelopment Authority (Houston Reinvestment Zone No. 3) (BAM), 5.00% due 9/1/2030	1,000,000	1,001,631
[a]	North East (PSF-GTD) ISD GO, 3.75% due 8/1/2049 (put 8/1/2027)	960,000	972,066
[a]	Northside (PSF-GTD) ISD GO, Series B, 3.45% due 8/1/2054 (put 8/1/2027)	990,000	991,375
	Texas Municipal Gas Acquisition & Supply Corp. III (Guaranty: Macquarie Group Ltd.), 5.00% due 12/15/2026 - 12/15/2029	1,625,000	1,686,115
[a]	Texas State Affordable Housing Corp. (AHFC-FC Norman Housing LP), 3.625% due 1/1/2045 (put 1/1/2027)	1,000,000	1,002,359
[a]	Travis County Housing Finance Corp. (Austin Gateway Apartments LP), 4.125% due 6/1/2045 (put 6/1/2027)	2,120,000	2,121,391

See notes to financial statements.	Semi-Annual Financial Statements | 211

Schedule of Investments, Continued

Thornburg Short Duration Municipal Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	VIRGINIA — 2.2%
[a]	Halifax County (Virginia Electric & Power Co.) IDA, Series A, 3.80% due 12/1/2041 (put 5/28/2027)	$1,625,000	$1,643,691
	Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group), Series A, 5.00% due 1/1/2027	400,000	406,559
	WASHINGTON — 1.6%
[a]	Washington State Housing Finance Commission (Ardea Twg LLLP), 5.00% due 12/1/2043 (put 2/1/2027)	1,000,000	1,003,556
[b]	Washington State Housing Finance Commission (Josephine Caring Community Obligated Group), Series B-1, 4.50% due
	7/1/2031	500,000	500,706
	WEST VIRGINIA — 0.6%
[a]	West Virginia (Appalachian Power Co.) EDA AMT, Series A, 3.30% due 1/1/2041 (put 9/1/2028)	600,000	597,103
	WISCONSIN — 1.9%
	Peshtigo School District, 4.75% due 3/1/2027	350,000	350,540
	Public Finance Authority (Renown Regional Medical Center), Series A, 5.00% due 6/1/2027	350,000	358,227
	Public Finance Authority (United Methodist Retirement Homes, Inc. Obligated Group), Series A, 4.00% due 10/1/2026	300,000	300,594
[a]	Wisconsin Housing & EDA (Flats at Bishops Woods LP), Series F, 5.00% due 12/1/2027 (put 12/1/2026)	350,000	354,358
[a]	Wisconsin Housing & EDA Housing Revenue (HUD), Series E, 3.875% due 11/1/2054 (put 5/1/2027)	415,000	415,159
	TOTAL LONG-TERM MUNICIPAL BONDS — 94.7% (Cost $88,655,007)		89,167,014

	SHORT-TERM MUNICIPAL BONDS — 2.7%

	MISSISSIPPI — 1.0%
[a]	Mississippi Business Finance Corp. (Chevron USA, Inc.; Guaranty: Chevron Corp.), Series G, 2.80% due 11/1/2035 (put
	4/1/2026)	1,000,000	1,000,000
	NEW YORK — 1.7%
[a]	Metropolitan Transportation Authority (LOC Barclays Bank plc), Series E-1, 2.85% due 11/15/2050 (put 4/1/2026)	1,580,000	1,580,000
	TOTAL SHORT-TERM MUNICIPAL BONDS — 2.7% (Cost $2,580,000)		2,580,000

	TOTAL INVESTMENTS — 97.4% (Cost $91,235,007)		$91,747,014

	OTHER ASSETS LESS LIABILITIES — 2.6%		2,443,831

	NET ASSETS — 100.0%		$94,190,845

Footnote Legend

a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on March 31, 2026.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the aggregate value of these securities in the Fund’s portfolio was $1,851,782, representing 1.97% of the Fund’s net assets.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AG	Insured by Assured Guaranty, Inc.	HFFA	Health Facilities Financing Authority
AMT	Alternative Minimum Tax	HUD	Insured by Housing and Urban Development
BAM	Insured by Build America Mutual Insurance Co.	IDA	Industrial Development Authority/Agency
EDA	Economic Development Authority	IDB	Industrial Development Board
EDFA	Economic Development Financing Authority	ISD	Independent School District
ETM	Escrowed to Maturity	LOC	Letter of Credit
FHA	Insured by Federal Housing Administration	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal
GNMA	Collateralized by Government National Mortgage Association		Swap Index
GO	General Obligation	PSF-GTD	Guaranteed by Permanent School Fund
HFA	Health Facilities Authority	SONYMA	State of New York Mortgage Agency

212 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments

Thornburg Limited Term Municipal Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	LONG-TERM MUNICIPAL BONDS — 95.1%

	ALABAMA — 4.4%
	Alabama State University (AG), 5.00% due 9/1/2035	$600,000	$662,837
[a]	Black Belt Energy Gas District (Guaranty: Canadian Imperial Bank), Series E, 5.00% due 5/1/2053 (put 6/1/2028)	1,750,000	1,793,509
[a]	Black Belt Energy Gas District (Guaranty: Goldman Sachs Group, Inc.), Series F, 5.50% due 11/1/2053 (put 12/1/2028)	4,825,000	5,073,603
[a]	Black Belt Energy Gas District (Guaranty: Morgan Stanley Group), Series C-1, 5.25% due 2/1/2053 (put 6/1/2029)	13,240,000	13,838,580
	Black Belt Energy Gas District (Guaranty: Pacific Life Insurance Co.), Series F, 5.00% due 12/1/2035	3,670,000	3,865,578
	Black Belt Energy Gas District (Guaranty: Royal Bank of Canada),
	Series B,
	5.00% due 12/1/2030	1,750,000	1,862,679
[a]	5.25% due 12/1/2053 (put 12/1/2030)	4,000,000	4,251,056
[a]	Series D1, 4.00% due 7/1/2052 (put 6/1/2027)	12,000,000	12,056,040
	Black Belt Energy Gas District (Guaranty: The PNC Financial Services Group, Inc.), Series A, 5.00% due 12/1/2034	10,000,000	10,433,720
	City of Gadsden (BAM) GO, Series A, 5.00% due 10/1/2035	275,000	312,462
[a]	City of Mobile Alabama (Alabama Power Co.) IDB, Series C, 3.78% due 6/1/2034 (put 6/16/2026)	2,000,000	2,004,538
	County of Jefferson, 5.00% due 9/15/2032 - 9/15/2035	7,375,000	7,505,202
	Energy Southeast A Cooperative District (Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due 11/1/2035	5,000,000	5,205,020
[a]	Energy Southeast A Cooperative District (Guaranty: Morgan Stanley Group), Series B-1, 5.75% due 4/1/2054 (put 11/1/2031)	7,310,000	7,931,591
	Homewood Educational Building Authority (CHF - Horizons I LLC), Series A, 5.25% due 10/1/2034	260,000	279,317
	Jacksonville Public Educational Building Authority (Jacksonville State University) (BAM), Series A, 5.00% due 8/1/2033 -
	8/1/2035	3,150,000	3,527,048
[a]	Southeast Energy Authority A Cooperative District (Guaranty: Goldman Sachs Group, Inc.), Series B-1, 5.00% due 5/1/2053 (put
	8/1/2028)	5,000,000	5,152,740
	Southeast Energy Authority A Cooperative District (Guaranty: Morgan Stanley Group),
[a]	Series A-1, 5.50% due 1/1/2053 (put 12/1/2029)	3,500,000	3,732,460
	Series H, 5.00% due 11/1/2035	2,000,000	2,088,008
	UAB Medicine Finance Authority (UAB Medicine Obligated Group),
	Series B, 5.00% due 9/1/2035	1,000,000	1,049,725
	Series B2, 5.00% due 9/1/2030	560,000	570,315
	ARIZONA — 2.0%
[a]	Arizona (Ironwood Ranch Apartments LP) IDA, 5.00% due 2/1/2058 (put 9/1/2026)	3,200,000	3,228,547
[a]	Arizona (TWG Glendale LP) IDA, 5.00% due 3/1/2045 (put 9/1/2026)	1,215,000	1,217,143
[a]	Arizona HFA, Series B, 2.67% (MUNIPSA + 0.25%) due 1/1/2046 (put 11/4/2026)	3,235,000	3,220,773
[a]	Chandler (Intel Corp.) IDA, 3.80% due 12/1/2035 (put 6/15/2028)	7,500,000	7,568,670
[a]	Chandler (Intel Corp.) IDA AMT, 4.00% due 6/1/2049 (put 6/1/2029)	4,880,000	4,943,137
	County of Pima (TMC HealthCare Obligated Group) IDA, Series A, 4.00% due 4/1/2035	485,000	478,167
	Maricopa County (Banner Health Obligated Group) IDA,
	Series A,
	4.00% due 1/1/2034 - 1/1/2036	3,825,000	3,824,543
	5.00% due 1/1/2031 - 1/1/2035	3,190,000	3,228,696
[a]	Series A-3, 5.00% due 1/1/2053 (put 11/1/2030)	12,960,000	13,916,396
	ARKANSAS — 0.0%
	Fayetteville Public Facilities Board (Butterfield Trail Village, Inc.), 5.00% due 12/1/2036	500,000	536,406
	CALIFORNIA — 5.2%
[a]	Bay Area Toll Authority (San Francisco Bay Area Toll Bridge), Series E, 2.83% (MUNIPSA + 0.41%) due 4/1/2056 (put 4/1/2028)	4,000,000	3,966,016
	California (PIH Health, Inc. Obligated Group) HFFA, Series A, 5.00% due 6/1/2028 - 6/1/2030	2,950,000	3,138,788
	California (Providence St. Joseph Health Obligated Group) HFFA,
	Series A, 4.00% due 10/1/2034	1,575,000	1,579,599
[a]	Series B, 5.00% due 10/1/2039 (put 10/1/2027)	1,000,000	1,023,356
[a]	Series C, 5.25% due 10/1/2050 (put 10/1/2035)	2,170,000	2,446,512
[a]	California Community Choice Financing Authority (Guaranty: Deutsche Bank AG) (Green Bond), Series C, 5.25% due 1/1/2054 (put
	10/1/2031)	16,955,000	17,887,186
	California Community Choice Financing Authority (Guaranty: Morgan Stanley Group) (Green Bond),
[a]	Series A-1, 5.00% due 4/1/2056 (put 2/1/2036)	2,000,000	2,115,310
[a]	Series B-1, 4.00% due 2/1/2052 (put 8/1/2031)	13,175,000	13,104,250
[a]	Series E-1, 5.00% due 2/1/2054 (put 3/1/2031)	8,285,000	8,706,251
	California Municipal Finance Authority (Alexander Napa LP) (FNMA), Series A, 3.60% due 11/1/2034	2,000,000	1,974,406
	California Municipal Finance Authority (CHF-Davis II LLC) (BAM), 5.00% due 5/15/2028	2,905,000	3,023,109
	California Municipal Finance Authority (Republic Services, Inc.) AMT,
[a]	Series A, 2.80% due 3/1/2056 (put 6/15/2026)	2,250,000	2,234,810
[a]	Series B, 3.25% due 7/1/2051 (put 7/15/2026)	1,750,000	1,755,766
	California Municipal Finance Authority (Waste Management, Inc.; Guaranty: Waste Management Holdings) AMT,

See notes to financial statements.	Semi-Annual Financial Statements | 213

Schedule of Investments, Continued

Thornburg Limited Term Municipal Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	Series A,
[a]	3.45% due 10/1/2041 (put 10/2/2028)	$1,000,000	$1,000,022
[a]	3.45% due 12/1/2044 (put 12/1/2026)	2,000,000	2,001,010
[a]	Series B, 3.85% due 11/1/2041 (put 6/1/2026)	1,000,000	1,000,286
	California Statewide Communities Development Authority (CHF-Irvine LLC), Series A, 5.00% due 5/15/2027	500,000	510,481
	City of Los Angeles Department of Airports (Green Bond) AMT, Series A, 5.00% due 5/15/2034 - 5/15/2035	6,000,000	6,737,019
	City of Los Angeles Department of Airports AMT,
	Series A, 5.00% due 5/15/2035	2,850,000	3,039,908
	Series C, 5.00% due 5/15/2034	1,225,000	1,255,239
	Series D, 5.00% due 5/15/2035	2,000,000	2,077,198
[a]	Los Angeles County Development Authority (2111 Firestone LP) (HUD), Series E, 5.00% due 7/1/2043 (put 7/1/2026)	2,450,000	2,452,453
	Los Angeles Department of Water & Power, Series B, 5.00% due 7/1/2033	1,050,000	1,063,928
	Oakland (County of Alameda Educational Facilities) (AG) USD GO, Series A, 4.00% due 8/1/2035	1,500,000	1,506,861
	Riverside County Public Financing Authority (Redevelopment Project Area No. 1) (AG), Series A, 5.00% due 10/1/2033 -
	10/1/2034	1,600,000	1,843,786
	San Diego County Regional Airport Authority AMT, Series B, 5.00% due 7/1/2028	1,000,000	1,029,015
	San Francisco City & County Airport Comm-San Francisco International Airport AMT, Series A, 5.00% due 5/1/2034 - 5/1/2035	10,750,000	11,951,375
	Santa Clara County Financing Authority, Series Q, 4.00% due 5/15/2032	1,000,000	1,001,330
	Santa Margarita Water District (Talega Community Facilities), Series A, 5.00% due 9/1/2027	350,000	362,343
	State of California GO,
	4.00% due 8/1/2033 - 9/1/2034	3,500,000	3,508,853
	5.00% due 8/1/2035 - 11/1/2035	4,000,000	4,070,512
	Tustin (Community Facilities) (BAM) USD, Series A, 5.00% due 9/1/2033	1,500,000	1,502,949
	University of California, Series AV, 5.00% due 5/15/2035	1,000,000	1,021,321
	COLORADO — 2.9%
[a]	Adams County Housing Authority (647 Oat LLLP), 4.50% due 5/1/2042 (put 5/1/2026)	3,500,000	3,503,965
	Boulder Valley School District No. Re-2 Boulder (State Aid Withholding) GO, Series A, 5.00% due 12/1/2035	1,500,000	1,529,064
	City & County of Denver Airport System Revenue AMT,
	Series A,
	4.00% due 12/1/2033	3,500,000	3,492,517
	5.00% due 12/1/2034 - 12/1/2035	3,285,000	3,376,004
	Colorado (AdventHealth Obligated Group) HFA,
[a]	Series A, 5.00% due 11/15/2059 (put 11/15/2031)	2,750,000	2,979,922
[a]	Series A-2, 5.00% due 11/15/2057 (put 11/15/2033)	3,260,000	3,623,686
[a]	Series B, 5.00% due 11/15/2049 (put 11/19/2026)	7,000,000	7,095,991
	Colorado (CommonSpirit Health Obligated Group) HFA,
	5.00% due 11/1/2029 - 11/1/2032	4,550,000	4,883,452
	Series A, 5.00% due 12/1/2034 - 9/1/2035	5,550,000	6,115,035
	Series A-2, 5.00% due 8/1/2031	850,000	891,364
[a]	Series B-2, 5.00% due 8/1/2049 (put 8/1/2026)	5,475,000	5,482,194
	Colorado (Frasier Meadows Manor, Inc. Obligated Group) HFA, Series A, 5.00% due 5/15/2035 - 5/15/2036	1,275,000	1,342,448
[a]	Colorado (Intermountain Healthcare Obligated Group) HFA, Series B, 5.00% due 5/15/2062 (put 8/17/2026)	1,590,000	1,600,704
	Denver Convention Center Hotel Authority, 5.00% due 12/1/2028	1,000,000	1,012,828
	Regional Transportation District (Denver Transit Partners LLC), Series A, 5.00% due 1/15/2030 - 7/15/2032	2,690,000	2,858,383
	STC Metropolitan District No. 2 (AG) GO, Series A-1, 5.00% due 12/1/2033 - 12/1/2035	10,505,000	11,473,826
	CONNECTICUT — 2.3%
	City of New Haven (AG) GO, Series B, 5.00% due 2/1/2028 - 2/1/2030	1,470,000	1,557,288
	City of New Haven (BAM) GO, 5.00% due 8/1/2032 - 8/1/2033	1,100,000	1,217,988
	Connecticut Housing Finance Authority (Green Bond),
[a]	Series D2, 3.85% due 11/15/2064 (put 5/15/2027)	7,655,000	7,661,262
	Series F-1,
	3.95% due 5/15/2034	2,460,000	2,519,205
	4.05% due 5/15/2035	2,710,000	2,771,354
	New Canaan Housing Authority (HANC Lakeview LLC) (FNMA), Series A, 4.00% due 12/1/2034	5,508,000	5,576,856
	State of Connecticut (Various Capital Projects) GO, Series B, 5.00% due 5/15/2027	8,615,000	8,641,138
	State of Connecticut GO,
	Series A, 5.00% due 4/15/2029	1,100,000	1,128,801
	Series C, 5.00% due 6/15/2027	4,860,000	5,006,077
	Series D, 4.00% due 8/15/2029	2,325,000	2,335,976
	State of Connecticut Special Tax Revenue (Transportation Infrastructure Purposes) (BAM), Series A, 5.00% due 9/1/2031	10,600,000	10,697,562
	DELAWARE — 0.5%
	Delaware State (Beebe Medical Center, Inc.) HFA, 5.00% due 6/1/2031 - 6/1/2034	3,400,000	3,503,605
[a]	Delaware State (NRG Energy, Inc.) EDA, Series B, 4.00% due 10/1/2040 (put 10/1/2035)	4,000,000	3,941,552
	Delaware State Housing Authority (FHLMC, FNMA, GNMA),

214 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term Municipal Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	Series B,
	4.00% due 7/1/2031	$645,000	$660,754
	4.35% due 7/1/2034	545,000	564,436
	4.40% due 7/1/2035	1,030,000	1,056,898
	DISTRICT OF COLUMBIA — 0.9%
[a]	District of Columbia Housing Finance Agency (Barry Farm Building 1A LLC), 5.00% due 12/1/2028 (put 12/1/2027)	3,750,000	3,875,115
[a]	District of Columbia Housing Finance Agency (BCP II LLC), Series B, 5.00% due 3/1/2029 (put 2/1/2028)	2,000,000	2,068,516
[a]	District of Columbia Housing Finance Agency (ECD Edgewood Commons 5 LP) (FHA, HUD), 5.00% due 6/1/2027 (put 6/1/2026)	2,000,000	2,002,300
[a]	District of Columbia Housing Finance Agency (Wesley Hawaii LLC), 3.65% due 7/1/2028 (put 7/1/2027)	3,705,000	3,736,100
	Metropolitan Washington Airports Authority Aviation Revenue AMT,
	5.00% due 10/1/2034	2,000,000	2,032,458
	Series A, 5.00% due 10/1/2033 - 10/1/2035	5,105,000	5,582,796
	FLORIDA — 3.8%
	Alachua County (Oak Hammock at the University of Florida Obligated Group) HFA, Series B-1, 4.00% due 10/1/2030	735,000	735,093
	Broward County School Board COP, Series A, 5.00% due 7/1/2030	2,345,000	2,355,925
	Capital Trust Authority (Shands Teaching Hospital & Clinics Obligated Group) (AG), Series A, 5.00% due 12/1/2035	2,000,000	2,257,054
[b]	City of Venice (Southwest Florida Retirement Center, Inc. Obligated Group), Series B-1, 4.625% due 1/1/2030	750,000	750,091
	County of Broward Airport System Revenue AMT, Series A, 5.00% due 10/1/2032	1,500,000	1,582,774
	County of Broward Port Facilities Revenue AMT, Series B, 5.00% due 9/1/2034 - 9/1/2035	2,925,000	3,032,095
[a]	County of Lee Airport Revenue AMT, Series A-2, 5.00% due 10/1/2056 (put 10/1/2031)	250,000	268,457
	County of Miami-Dade Aviation Revenue AMT, Series A, 5.00% due 10/1/2034 - 10/1/2035	10,195,000	11,183,393
	County of Miami-Dade Transit System, 4.00% due 7/1/2035	2,950,000	2,999,324
[a]	County of Okeechobee (Waste Management, Inc.), Series A, 3.80% due 7/1/2039 (put 7/2/2029)	4,000,000	3,922,680
	Duval County Public Schools (AG) COP, Series A, 5.00% due 7/1/2030 - 7/1/2033	3,640,000	3,929,249
	Florida Development Finance Corp. (Mater Academy Miami-Dade Osceola County Facilities Obligated Group), Series A, 5.00% due 6/15/2026 -
	6/15/2027	555,000	562,479
[a]	Florida Development Finance Corp. (Waste Management, Inc.) AMT, Series A, 3.40% due 9/1/2050 (put 9/1/2028)	1,500,000	1,482,849
[a]	Florida Housing Finance Corp. (Hermosa NFTM 41 II Ltd.), Series L, 3.50% due 7/1/2058 (put 7/1/2027)	1,230,000	1,239,745
[a]	Florida Housing Finance Corp. (Richman Capri LIHTC LLC), Series A, 3.00% due 2/1/2044 (put 8/1/2029)	1,500,000	1,495,349
[a]	Florida Housing Finance Corp. (Southward Village Phase 2 LP), Series T, 3.20% due 12/1/2044 (put 12/1/2028)	3,000,000	3,017,973
[a]	Florida Housing Finance Corp. (Vineland Family Apartments Ltd.), Series E, 3.80% due 6/1/2042 (put 6/1/2027)	5,280,000	5,282,693
	Greater Orlando Aviation Authority (United Airlines, Inc.) AMT,
	5.25% due 11/1/2035	1,500,000	1,552,485
	5.50% due 11/1/2036	1,900,000	1,987,388
	JEA Electric System Revenue, Series III B, 5.00% due 10/1/2031	2,110,000	2,174,433
	JEA Water & Sewer System Revenue, Series A, 4.00% due 10/1/2035	3,655,000	3,688,608
	Lee County (Shell Point Obligated Group) IDA, Series B-2, 4.375% due 11/15/2029	1,500,000	1,503,332
	Miami-Dade County (Nicklaus Children’s Hospital) HFA, 5.00% due 8/1/2035	1,020,000	1,042,599
[a]	Miami-Dade County (Waste Management, Inc.) IDA AMT, 3.45% due 11/1/2041 (put 11/2/2026)	4,000,000	4,000,104
	Miami-Dade County Transit System, 4.00% due 7/1/2034	3,425,000	3,430,504
	Orange County School Board COP, Series C, 5.00% due 8/1/2033 (pre-refunded 8/1/2026)	2,000,000	2,016,400
	Palm Beach County (Jupiter Medical Center Obligated Group) HFA,
	5.00% due 11/1/2033 - 11/1/2036	4,255,000	4,544,973
	Series A, 5.00% due 11/1/2028 - 11/1/2031	1,415,000	1,492,287
	School Board of Miami-Dade County COP, Series C, 5.00% due 2/1/2033	5,220,000	5,228,295
	Southeast Overtown Park West Community Redevelopment Agency (AG), Series A, 5.00% due 3/1/2036	2,300,000	2,539,816
	Town of Davie (Nova Southeastern University, Inc.), 5.00% due 4/1/2032	400,000	414,433
	GEORGIA — 9.0%
[a]	Atlanta Urban Residential Finance Authority (Trinity Flats Redevelopment LP) (FHA, GNMA), 3.20% due 2/1/2030 (put 2/1/2029)	5,625,000	5,639,316
[a]	Bartow County Development Authority (Georgia Power Co.), 3.95% due 12/1/2032 (put 3/8/2028)	3,060,000	3,110,778
	City of Atlanta (Airport Passenger Facility) (Green Bond) AMT, Series D, 4.00% due 7/1/2035	3,500,000	3,512,908
	City of Atlanta (Airport Passenger Facility) AMT, Series D, 4.00% due 7/1/2036	6,475,000	6,479,345
	City of Atlanta Department of Aviation (Green Bond) AMT, Series B-1, 5.00% due 7/1/2036	1,000,000	1,093,457
	Development Authority of Burke County (Georgia Power Co.),
	Series 1995, 2.20% due 10/1/2032	1,225,000	1,085,125
[a]	Series 4, 3.80% due 10/1/2032 (put 5/21/2026)	2,100,000	2,101,720
[a]	Development Authority of Burke County (Oglethorpe Power Corp.), Series A, 3.60% due 1/1/2040 (put 2/1/2030)	2,000,000	2,026,398
	Forsyth County School District GO, 5.00% due 2/1/2035	1,000,000	1,033,539
	Main Street Natural Gas, Inc. (Guaranty: Citigroup, Inc.),
[a]	Series A, 4.00% due 9/1/2052 (put 12/1/2029)	29,500,000	29,711,957
[a]	Series B, 5.00% due 12/1/2055 (put 12/1/2035)	11,500,000	12,051,666
[a]	Series C, 4.00% due 5/1/2052 (put 12/1/2028)	3,160,000	3,188,503
[a]	Series D, 5.00% due 5/1/2054 (put 12/1/2030)	41,030,000	43,312,991

See notes to financial statements.	Semi-Annual Financial Statements | 215

Schedule of Investments, Continued

Thornburg Limited Term Municipal Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	Main Street Natural Gas, Inc. (Guaranty: Macquarie Group Ltd.), Series A, 5.00% due 5/15/2028	$2,350,000	$2,437,028
	Main Street Natural Gas, Inc. (Guaranty: Royal Bank of Canada),
[a]	Series A, 4.00% due 7/1/2052 (put 9/1/2027)	12,645,000	12,701,333
	Series B,
[a]	5.00% due 7/1/2053 (put 3/1/2030)	26,675,000	27,895,781
[a]	5.00% due 12/1/2054 (put 3/1/2032)	5,000,000	5,299,890
[a]	Series C, 5.00% due 9/1/2053 (put 9/1/2030)	1,500,000	1,571,793
[a]	Series E-1, 5.00% due 12/1/2053 (put 6/1/2031)	25,250,000	26,656,652
[a]	Savannah (International Paper Co.) EDA, Series A, 3.45% due 11/1/2033 (put 10/1/2031)	830,000	822,308
	State of Georgia GO, Series A, 4.00% due 2/1/2033	500,000	500,865
	HAWAII — 0.0%
[a]	City & County of Honolulu (Komohale Maunakea Venture LP) (HUD), 5.00% due 6/1/2027 (put 6/1/2026)	1,000,000	1,002,713
	IDAHO — 0.1%
	Idaho Housing & Finance Association (FHLMC, FNMA, GNMA), Series C, 4.45% due 1/1/2036	2,155,000	2,218,467
	ILLINOIS — 8.5%
	Boone McHenry & DeKalb Counties Community Unit School District 100 (AG) GO, Series A, 5.00% due 1/1/2032 - 1/1/2035	2,370,000	2,640,699
	Chicago Midway International Airport AMT, Series C, 5.00% due 1/1/2034	2,500,000	2,703,132
	Chicago O’Hare International Airport (2017 Airport Projects), Series B, 5.00% due 1/1/2034	2,000,000	2,023,252
	Chicago O’Hare International Airport AMT,
	Series A, 5.00% due 1/1/2036	4,735,000	5,122,934
	Series C, 5.00% due 1/1/2027	1,500,000	1,524,396
	Chicago Park District GO,
	Series A, 5.00% due 1/1/2033	935,000	1,038,376
	Series C, 4.00% due 1/1/2036	1,000,000	1,008,277
	City of Chicago (Chicago O’Hare International Airport Customer Facility Charge Revenue) (BAM), 5.00% due 1/1/2031	1,000,000	1,084,588
	City of Chicago (Wastewater Transmission System) (AG), Series B, 5.00% due 1/1/2034	1,375,000	1,393,308
	City of Chicago (Water System), 5.00% due 11/1/2027	1,250,000	1,265,891
	City of Chicago GO, Series B, 5.00% due 1/1/2035	2,145,000	2,244,944
	City of Chicago Wastewater Transmission Revenue, Series B, 5.00% due 1/1/2033	2,710,000	2,749,360
	City of Chicago Waterworks Revenue,
	5.00% due 11/1/2028	1,250,000	1,264,888
	Series A-1, 5.00% due 11/1/2030	1,495,000	1,511,841
	City of Joliet (Rock Run Crossing Project) (BAM) GO, 5.00% due 12/15/2032	1,000,000	1,110,645
	City of Sterling (BAM) GO, 5.00% due 11/1/2035 - 11/1/2036	1,090,000	1,198,701
	Illinois (FHLMC, FNMA, GNMA) HDA (Green Bond),
	Series K,
	4.60% due 4/1/2031	1,700,000	1,809,888
	4.65% due 10/1/2031	1,700,000	1,817,249
	4.70% due 4/1/2032	1,980,000	2,124,376
	4.75% due 10/1/2032	1,650,000	1,775,402
	4.80% due 4/1/2033	1,000,000	1,074,487
[a]	Illinois (Waste Management, Inc.; Guaranty: Waste Management Holdings) DFA AMT, Series A, 3.45% due 11/1/2044 (put
	11/2/2026)	2,000,000	2,011,402
[a]	Illinois Finance Authority, Series 2020-REMK, 3.875% due 5/1/2040 (put 9/1/2028)	2,500,000	2,508,772
	Illinois Finance Authority (Ascension Health Credit Group),
	Series C,
	5.00% due 2/15/2029 - 2/15/2033	1,695,000	1,720,018
	5.00% due 2/15/2033 (pre-refunded 2/15/2027)	205,000	209,600
[a]	Illinois Finance Authority (Carle Foundation Obligated Group), Series B, 5.00% due 8/15/2053 (put 8/15/2031)	525,000	558,668
	Illinois Finance Authority (Moorings of Arlington Heights LLC Obligated Group), Series A, 5.00% due 11/1/2036	1,460,000	1,537,173
	Illinois Finance Authority (Northwestern Memorial Healthcare Obligated Group), Series A, 5.00% due 7/15/2032	800,000	873,238
[c]	Illinois Finance Authority (Presbyterian Homes Obligated Group), Series A, 5.00% due 11/1/2035 - 5/1/2037	3,425,000	3,700,390
	Illinois Finance Authority (Southern Illinois Healthcare), 5.00% due 3/1/2032 - 3/1/2034	700,000	708,851
[a]	Illinois Finance Authority (University of Chicago Medical Center Obligated Group), Series A-3, 5.00% due 8/15/2064 (put
	8/15/2035)	500,000	547,764
	Illinois State Toll Highway Authority,
	Series A, 5.00% due 12/1/2031	3,000,000	3,004,236
	Series B, 5.00% due 1/1/2031 - 1/1/2033	1,950,000	1,953,343
	Series C, 5.00% due 1/1/2029	1,500,000	1,502,681
	Illinois State University (AG) COP, 5.00% due 4/1/2034	2,050,000	2,303,622
[a]	Knox Warren Etc Counties Community College District No. 518 Carl Sandburg GO, 3.375% due 12/1/2035	1,000,000	1,000,000
	Lawrence & Crawford Counties Community Unit School District No. 20 Lawrenceville (BAM) GO, 5.00% due 12/1/2035 -
	12/1/2036	1,600,000	1,739,591
	Madison-Macoupin Etc Counties Community College District No. 536 (AG) GO, Series A, 5.00% due 11/1/2032	1,620,000	1,634,672
	Marshall Putnam & Bureau Counties Community Unit School District No. 5 Henry (BAM) GO, 5.00% due 12/1/2033 - 12/1/2035	685,000	756,850
	Metropolitan Pier & Exposition Authority, Series A, 5.00% due 12/15/2027 - 12/15/2028	6,000,000	6,181,386

216 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

 Thornburg Limited Term Municipal Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	Metropolitan Water Reclamation District of Greater Chicago GO, Series B, 5.00% due 12/1/2031	$775,000	$785,792
	Peoria Tazewell Etc Counties Community College District No. 514 GO, Series B, 6.25% due 12/1/2027 - 12/1/2028	5,000,000	5,378,054
	Rock Island County School District No. 41 Milan (AG) GO, Series A, 5.00% due 1/1/2033 - 1/1/2034	555,000	617,255
	Sales Tax Securitization Corp.,
	Series A, 5.00% due 1/1/2028 - 1/1/2036	6,845,000	7,107,392
	Series C, 5.25% due 1/1/2035	3,000,000	3,157,323
	Sangamon County School District No. 186 Springfield (AG) GO,
	4.00% due 2/1/2035	2,160,000	2,207,179
	Series B, 5.00% due 2/1/2030	1,570,000	1,681,365
	Southern Illinois University (BAM), Series A, 5.00% due 4/1/2028 - 4/1/2032	3,575,000	3,859,027
	Southwestern Illinois Community College District No. 522 GO, Series D, 5.00% due 12/1/2035	1,500,000	1,667,328
	State of Illinois GO,
	4.00% due 6/1/2032 - 6/1/2033	3,400,000	3,378,292
	5.00% due 11/1/2034	1,500,000	1,511,920
	5.50% due 5/1/2030	1,050,000	1,115,804
	Series A, 5.00% due 3/1/2031 - 3/1/2032	8,170,000	8,857,938
	Series B,
	4.00% due 10/1/2033 - 11/1/2034	5,430,000	5,444,191
	5.00% due 3/1/2029 - 12/1/2032	2,500,000	2,695,636
	Series D, 5.00% due 11/1/2027 - 11/1/2028	35,470,000	36,541,672
	State of Illinois Sales Tax Revenue, Series B, 5.00% due 6/15/2026 - 6/15/2029	20,000,000	20,652,625
	State of Illinois Sales Tax Revenue (BAM), Series A, 5.00% due 6/15/2031	1,200,000	1,252,097
	State of Illinois Sales Tax Revenue (BAM, NPFG), Series 1, 6.00% due 6/15/2026	235,000	236,648
	Yorkville-Bristol Sanitation District (BAM) (Green Bond) GO, 5.00% due 12/15/2033 - 12/15/2035	1,110,000	1,214,812
	INDIANA — 2.0%
	City of Indianapolis Department of Public Utilities Gas Utility Revenue, Series A, 5.00% due 8/15/2027	6,865,000	7,093,749
[a]	City of Rockport (Indiana Michigan Power Co.), Series A, 3.70% due 6/1/2047 (put 6/1/2029)	1,000,000	1,018,161
	Clark-Pleasant Community School Building Corp. (State Intercept), 5.00% due 7/15/2033	955,000	1,049,922
	Indiana Finance Authority (Indiana Department of Transportation), Series C, 5.00% due 6/1/2027	1,120,000	1,138,084
	Indiana Finance Authority (Indiana University Health, Inc. Obligated Group),
[a]	Series B-2, 5.00% due 10/1/2060 (put 7/1/2030)	13,395,000	14,403,603
[a]	Series D-4, 5.00% due 10/1/2057 (put 10/1/2035)	4,000,000	4,429,336
[a]	Indiana Finance Authority (Republic Services, Inc.) AMT, Series A, 2.90% due 5/1/2028 (put 6/1/2026)	4,500,000	4,497,655
	Indiana Finance Authority (Westminster Village Greenwood, Inc. Obligated Group), Series C-1, 4.125% due 5/15/2032	3,200,000	3,107,046
	Mount Vernon of Hancock County Multi-School Building Corp. (State Intercept), 5.00% due 1/15/2031	500,000	545,203
	Noblesville Redevelopment Authority, 5.00% due 1/15/2028	300,000	312,699
	West Lafayette Redevelopment Authority (City of West Lafayette Redevelopment Commission), 5.00% due 2/1/2035 - 2/1/2036	4,970,000	5,472,416
	IOWA — 1.2%
	Clinton Community School District/IA Infrastructure Sales Services & Use Tax (AG), 5.00% due 7/1/2032 - 7/1/2033	3,050,000	3,374,264
	Iowa Finance Authority (Lifespace Communities, Inc. Obligated Group), Series A, 4.00% due 5/15/2029	1,000,000	994,678
	Iowa Finance Authority (Pella Regional Health Center Obligated Group), 5.00% due 12/1/2033 - 12/1/2035	1,910,000	2,026,066
[a]	PEFA, Inc. (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 9/1/2049 (put 9/1/2026)	19,720,000	19,832,167
	KANSAS — 0.4%
[a]	City of Burlington (Evergy Metro, Inc.), 4.30% due 3/1/2045 (put 6/1/2026)	8,015,000	8,019,745
[a]	Kansas (Terrace Pointe LP) DFA, Series K-2, 5.00% due 9/1/2028 (put 9/1/2027)	1,000,000	1,029,152
	KENTUCKY — 2.8%
	County of Boone (Duke Energy Kentucky, Inc.), Series A, 3.70% due 8/1/2027	5,000,000	4,995,415
[a]	County of Owen (American Water/Kentucky-American Water Co. Obligated Group), 3.875% due 6/1/2040 (put 9/1/2028)	2,350,000	2,393,426
	Kentucky Public Energy Authority (Guaranty: BP plc), Series C, 5.00% due 5/1/2036	1,000,000	1,051,904
	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Group),
	Series A-1,
[a]	4.00% due 8/1/2052 (put 8/1/2030)	18,690,000	18,873,031
[a]	5.25% due 4/1/2054 (put 2/1/2032)	9,000,000	9,588,195
	Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group),
	Series A, 5.00% due 10/1/2027 - 10/1/2033	7,220,000	7,278,907
[a]	Series C, 5.00% due 10/1/2047 (put 10/1/2026)	8,500,000	8,585,756
[a]	Series D, 5.00% due 10/1/2047 (put 10/1/2029)	6,575,000	6,997,365
	LOUISIANA — 0.7%
	City of Shreveport (AG) GO, Series A, 5.00% due 3/1/2031 - 3/1/2032	2,000,000	2,167,410
	City of Shreveport (Water & Sewer System) (BAM), Series C, 5.00% due 12/1/2029	1,500,000	1,563,344
	Lake Charles Harbor & Terminal District AMT, Series B, 5.00% due 1/1/2032 - 1/1/2035	2,270,000	2,492,866
[a]	Louisiana Housing Corp. (NSAEB 603 LLC) (FHA), 3.15% due 4/1/2030 (put 4/1/2029)	1,900,000	1,892,427

See notes to financial statements.	Semi-Annual Financial Statements | 217

Schedule of Investments, Continued

Thornburg Limited Term Municipal Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

[a]	Louisiana Offshore Terminal Authority (Loop LLC), Series A, 4.20% due 9/1/2033 (put 9/1/2028)	$2,000,000	$1,994,764
[b]	Louisiana Public Facilities Authority (Acadiana Renaissance Charter Academy), 5.00% due 6/15/2035	3,620,000	3,727,854
	Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group), Series A, 5.00% due 5/15/2031	875,000	937,192
	MAINE — 0.0%
	Maine Governmental Facilities Authority (State of Maine), Series A, 5.00% due 10/1/2035	500,000	570,210
	MARYLAND — 0.6%
	County of Howard GO, Series A, 4.00% due 2/15/2033	1,500,000	1,510,978
	Maryland Department of Housing & Community Development (Green Bond), Series E, 4.35% due 3/1/2036	930,000	955,056
	Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group), 5.00% due 7/1/2035	3,750,000	4,134,150
	Maryland State Transportation Authority Passenger Facility Charge Revenue AMT, 4.00% due 6/1/2035	3,000,000	2,992,875
	State of Maryland Department of Transportation (Maryland Aviation Administration) (AG) AMT, Series A, 5.00% due 8/1/2034 -
	8/1/2035	2,325,000	2,536,878
	MASSACHUSETTS — 0.4%
[a]	Massachusetts (Brandeis University) DFA, Series T, 5.00% due 10/1/2055 (put 10/1/2035)	2,800,000	3,136,887
	Massachusetts (CareGroup Healthcare System) DFA, Series I, 5.00% due 7/1/2027	1,900,000	1,910,321
[b]	Massachusetts (GingerCare Living, Inc. Obligated Group) DFA, Series B-2, 5.00% due 12/1/2029	2,000,000	1,983,348
	Massachusetts Port Authority AMT, Series A, 5.00% due 7/1/2035	1,500,000	1,551,024
	MICHIGAN — 1.5%
	City of Detroit GO, 5.00% due 4/1/2036	1,400,000	1,417,987
	Grand Rapids Economic Development Corp. (Michigan Christian Home Obligated Group), Series B1, 4.75% due 11/1/2030	2,000,000	1,996,996
	Kalamazoo Economic Development Corp. (Friendship Village of Kalamazoo Obligated Group),
[b]	Series A, 5.00% due 8/15/2036	1,000,000	1,014,072
[b]	Series B-1, 4.50% due 8/15/2031	1,615,000	1,570,219
	Michigan Finance Authority (BHSH System Obligated Group), Series A, 5.00% due 4/15/2032	215,000	238,297
[a]	Michigan Finance Authority (Bronson Health Care Group Obligated Group), Series B, 5.00% due 11/15/2044 (put 11/16/2026)	1,730,000	1,733,834
	Michigan Finance Authority (Detroit Public Lighting Authority Utility Users Tax Revenue) (BAM), Series A, 5.00% due 7/1/2036	950,000	1,063,386
	Michigan Finance Authority (McLaren Health Care Corp. Obligated Group), Series A, 5.00% due 5/15/2032	1,000,000	1,001,791
	Michigan State (Green Bond) HDA,
	Series A,
	3.95% due 12/1/2033	1,585,000	1,638,532
	4.00% due 6/1/2034 - 12/1/2034	2,500,000	2,579,620
	4.10% due 6/1/2035	1,360,000	1,403,878
	4.125% due 12/1/2035	375,000	386,148
[a]	Michigan State Hospital Finance Authority (Corewell Health Obligated Group), Series B2, 5.00% due 8/15/2055 (put 6/1/2035)	5,000,000	5,505,505
[a]	Michigan Strategic Fund (Consumers Energy Co.) AMT, 3.35% due 10/1/2049 (put 10/1/2027)	2,500,000	2,492,667
	Michigan Strategic Fund (Waste Management of Michigan, Inc.; Guaranty: Waste Management, Inc.) AMT, 4.125% due 8/1/2027	4,300,000	4,335,686
	Wayne State University,
	Series A,
	4.00% due 11/15/2034	1,875,000	1,876,125
	5.00% due 11/15/2036	1,300,000	1,459,155
	MISSISSIPPI — 0.3%
	County of Warren (International Paper Co), Series A, 4.20% due 5/1/2034	2,000,000	2,065,756
	Mississippi Business Finance Corp. (Waste Management, Inc.) AMT, 4.25% due 3/1/2027	2,500,000	2,511,095
	Mississippi Home Corp. (FHLMC, FNMA, GNMA), Series A, 3.80% due 6/1/2033	1,315,000	1,326,923
	MISSOURI — 0.9%
[a]	Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group), Series C, 5.00% due 4/1/2059 (put
	4/1/2035)	4,000,000	4,463,608
	Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group), Series A, 5.00% due
	2/1/2027	760,000	768,856
	Health & Educational Facilities Authority of the State of Missouri (SSM Health Care Obligated Group), Series A, 5.00% due
	6/1/2031	680,000	741,285
	Missouri Housing Development Commission (FHLMC, FNMA, GNMA),
	Series C,
	3.95% due 11/1/2033	1,500,000	1,538,400
	4.00% due 5/1/2034	1,435,000	1,470,304
	4.05% due 11/1/2034	630,000	645,067
	4.10% due 5/1/2035	1,640,000	1,678,396
	4.15% due 11/1/2035	1,520,000	1,554,568
	Series D, 4.40% due 5/1/2036	1,875,000	1,945,449
[a]	Missouri State Environmental Improvement & Energy Resources Authority (Evergy Metro, Inc.) AMT, 4.05% due 5/1/2038 (put
	7/1/2030)	2,025,000	2,031,026
	Poplar Bluff R-I School District (AG) COP, 5.00% due 3/1/2031 - 3/1/2033	1,575,000	1,716,150
	MONTANA — 0.5%
	City of Forsyth (Avista Corp.), Series A, 3.875% due 10/1/2032	6,350,000	6,430,779
	City of Forsyth (NorthWestern Corp.), 3.875% due 7/1/2028	1,000,000	1,015,119
	Montana Facility Finance Authority (Billings Clinic Obligated Group), Series A, 4.00% due 8/15/2035	1,225,000	1,249,523
	Montana Facility Finance Authority (Intermountain Healthcare Obligated Group), Series A, 4.00% due 1/1/2036	1,595,000	1,611,840

218 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

 Thornburg Limited Term Municipal Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	NEBRASKA — 1.2%
[a]	Central Plains Energy Project (Guaranty: Bank of Montreal), Series A, 5.00% due 5/1/2054 (put 11/1/2029)	$11,500,000	$12,099,932
[a]	Central Plains Energy Project (Guaranty: Goldman Sachs Group, Inc.), Series 1, 5.00% due 5/1/2053 (put 10/1/2029)	7,825,000	8,252,198
	Gretna Public Schools GO, Series B, 5.00% due 12/15/2027	3,000,000	3,017,784
[c]	Jefferson County School District No. 0300 (AG) GO, 4.00% due 12/15/2035	3,000,000	3,040,818
	NEVADA — 0.7%
	Carson City (Carson Tahoe Regional Healthcare), Series A, 5.00% due 9/1/2027 - 9/1/2032	1,090,000	1,113,683
	City of Las Vegas GO, Series C, 5.00% due 9/1/2031	1,000,000	1,001,684
	Clark County School District GO, Series A, 4.00% due 6/15/2034	2,500,000	2,514,852
	County of Clark GO, Series C, 4.00% due 7/1/2032	1,985,000	2,039,055
[a]	County of Washoe (Sierra Pacific Power Co.) AMT, Series F, 4.125% due 3/1/2036 (put 10/1/2029)	2,000,000	2,023,614
	Reno-Tahoe Airport Authority AMT, Series A, 5.00% due 7/1/2033	1,125,000	1,210,949
	Truckee Meadows Water Authority, 5.00% due 7/1/2033 (pre-refunded 7/1/2026)	5,070,000	5,100,400
	NEW HAMPSHIRE — 0.3%
	New Hampshire Business Finance Authority (United Illuminating Co.), Series A, 4.50% due 10/1/2033	7,000,000	7,240,065
	NEW JERSEY — 3.6%
	New Jersey (New Jersey Transit Corp.) EDA, Series A, 5.00% due 11/1/2029 - 11/1/2032	3,630,000	4,037,387
	New Jersey (School Facilities Construction) EDA, 5.00% due 6/15/2028	900,000	945,791
	New Jersey (State of New Jersey Department of the Treasury) EDA, Series DDD, 5.00% due 6/15/2033 (pre-refunded 6/15/2027)	1,500,000	1,546,560
[a]	New Jersey Housing & Mortgage Finance Agency (Rowan Preservation LLC) (HUD), Series D-2, 3.10% due 7/1/2029 (put
	7/1/2028)	1,160,000	1,161,566
	New Jersey Transportation Trust Fund Authority,
	Series 2014-BB-2, 5.00% due 6/15/2030	1,200,000	1,301,501
	Series A, 5.00% due 12/15/2032 - 6/15/2033	7,100,000	7,560,039
	Series BB1, 5.00% due 6/15/2033	1,425,000	1,497,222
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements), Series A-1, 5.00% due 6/15/2027	29,985,000	30,134,445
	New Jersey Transportation Trust Fund Authority (Transportation System),
	Series A, 5.00% due 12/15/2026 - 12/15/2034	22,600,000	23,959,646
	Series BB1, 5.00% due 6/15/2031	2,500,000	2,643,227
	New Jersey Turnpike Authority, Series G, 4.00% due 1/1/2033	2,500,000	2,542,512
	NEW MEXICO — 0.9%
	Albuquerque Bernalillo County Water Utility Authority, 5.00% due 7/1/2032	1,575,000	1,614,255
	Albuquerque Bernalillo County Water Utility Authority (2005 NMFA Loan & Joint Water & Sewer System Improvements), Series A, 5.00% due 7/1/2026	2,000,000	2,003,810
	Albuquerque Municipal School District No. 12 (State Aid Withholding) GO, Series 2017, 5.00% due 8/1/2026	550,000	553,996
	City of Albuquerque (City Infrastructure Improvements) GO, Series A, 5.00% due 7/1/2026	870,000	875,081
	City of Farmington (Public Service Co. of New Mexico),
[a]	Series A, 0.875% due 6/1/2040 (put 10/1/2026)	1,000,000	989,053
[a]	Series D, 3.90% due 6/1/2040 (put 6/1/2028)	2,000,000	2,029,918
	City of Santa Fe (El Castillo Retirement Residences Obligated Group), 4.50% due 5/15/2027	720,000	720,328
	City of Santa Fe (Public Facilities) GRT, 5.00% due 6/1/2029	950,000	951,829
	County of Sandoval GO, 5.00% due 8/1/2027	210,000	216,472
	Hobbs School District No. 16 (State Aid Withholding) ETM GO, 5.00% due 9/15/2028 - 9/15/2030	1,355,000	1,458,798
	New Mexico Finance Authority (Public Project Revolving Fund), Series A, 5.00% due 6/15/2031	1,000,000	1,001,666
	New Mexico Finance Authority (State of New Mexico Department of Transportation), Series A, 5.00% due 6/15/2026	1,500,000	1,507,183
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group),
	Series A,
	4.00% due 8/1/2035	1,190,000	1,184,634
	5.00% due 8/1/2032	1,000,000	1,059,462
	New Mexico Hospital Equipment Loan Council (San Juan Regional Medical Center, Inc.), 5.00% due 6/1/2031	690,000	733,373
	New Mexico Mortgage Finance Authority (FHLMC, FNMA, GNMA), Series A, 3.95% due 3/1/2035 - 9/1/2035	705,000	702,323
	Regents of New Mexico State University (Campus Buildings Acquisition & Improvements), Series A, 5.00% due 4/1/2035	1,500,000	1,525,087
	Village of Los Ranchos de Albuquerque (Albuquerque Academy), 5.00% due 9/1/2029 - 9/1/2032	1,030,000	1,102,654
	NEW YORK — 4.2%
	Build NYC Resource Corp. (RiverSpring Health Senior Living, Inc. Obligated Group), 5.00% due 12/15/2031	4,500,000	4,402,431
	City of New York GO,
	Series A-1, 5.00% due 9/1/2033	1,300,000	1,431,114
	Series B-1, 5.00% due 10/1/2035	2,000,000	2,042,262
	Series C-1, 5.00% due 8/1/2032	1,000,000	1,074,904
[c]	Series G, 5.00% due 2/1/2037	500,000	559,836
	Series G-1, 5.00% due 2/1/2035	1,250,000	1,402,487
	Hudson Yards Infrastructure Corp. (Hudson Yards Subway Station), Series A, 5.00% due 2/15/2035	1,350,000	1,372,545
	Long Island Power Authority, 5.00% due 9/1/2033	400,000	419,076

See notes to financial statements.	Semi-Annual Financial Statements | 219

Schedule of Investments, Continued

Thornburg Limited Term Municipal Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	Metropolitan Transportation Authority,
	Series B,
	4.00% due 11/15/2026	$1,660,000	$1,676,168
	5.00% due 11/15/2028	1,230,000	1,248,299
	Metropolitan Transportation Authority (Green Bond),
	Series A2, 5.00% due 11/15/2027	3,450,000	3,503,572
	Series B, 5.00% due 11/15/2027	1,845,000	1,917,507
	Series C-1, 5.00% due 11/15/2026	2,755,000	2,798,736
	Metropolitan Transportation Authority Dedicated Tax Fund (Green Bond), Series B-2, 4.00% due 11/15/2034	500,000	502,532
[a]	Monroe County Industrial Development Corp. (Andrews Terrace Community Partners LP) (HUD), Series B-2, 5.00% due 7/1/2028 (put 7/1/2027)	4,000,000	4,116,356
[a]	New York City Housing Development Corp. (Green Bond), Series D, 4.30% due 11/1/2063 (put 11/1/2028)	2,250,000	2,282,213
	New York City Municipal Water Finance Authority (New York City Water & Sewer System), Series AA-2, 5.00% due 6/15/2029	4,495,000	4,708,014
	New York City Transitional Finance Authority Future Tax Secured Revenue,
	Series B-1, 5.00% due 8/1/2034	1,000,000	1,024,605
	Series F-1, 5.00% due 5/1/2030	3,705,000	3,794,617
	New York State Dormitory (Roswell Park Cancer Institute Corp. Obligated Group) (AG), Series A-1, 5.00% due 7/1/2035 - 7/1/2036	1,000,000	1,123,983
	New York State Dormitory Authority,
	Series A,
	5.00% due 3/15/2028	370,000	374,046
	5.00% due 3/15/2028 (pre-refunded 9/15/2026)	810,000	819,375
	New York State Dormitory Authority (AG), Series A, 5.00% due 10/1/2032	400,000	420,342
	New York State Dormitory Authority (BAM), Series A, 5.00% due 10/1/2032	3,500,000	3,821,461
	New York State Dormitory Authority (State Aid Withholding), Series A, 5.00% due 10/1/2029	1,000,000	1,035,183
	New York State Dormitory Authority (State of New York Personal Income Tax Revenue),
	Series A,
	4.00% due 2/15/2034 - 3/15/2036	6,405,000	6,449,296
	5.00% due 3/15/2030	750,000	789,962
	Series A-1, 5.00% due 3/15/2031	3,545,000	3,906,455
	Series E, 5.00% due 3/15/2033	2,000,000	2,213,654
	New York State Dormitory Authority (State of New York Sales Tax Revenue),
	Series A, 5.00% due 3/15/2032 - 3/15/2033	3,465,000	3,506,936
	Series E, 5.00% due 3/15/2029 (pre-refunded 9/15/2028)	2,135,000	2,268,563
[a]	New York State Environmental Facilities Corp. (Waste Management, Inc.) AMT, 3.00% due 5/1/2030 (put 5/1/2026)	1,000,000	999,301
[a]	New York State Housing Finance Agency (325 Kent LLC) (FNMA), Series A, 3.95% due 11/1/2050 (put 1/1/2035)	4,365,000	4,332,153
	New York State Urban Development Corp. (State of New York Personal Income Tax Revenue), Series C-2, 5.00% due 3/15/2032	3,715,000	3,831,131
	Port Authority of New York & New Jersey AMT, 5.00% due 10/15/2035	2,000,000	2,028,252
	Series 207, 5.00% due 9/15/2032	2,000,000	2,065,954
	State of New York Mortgage Agency (SONYMA) (Green Bond) AMT, Series 248, 4.05% due 10/1/2031	2,035,000	2,080,059
	Tompkins County Development Corp. (Ithaca College), 5.00% due 7/1/2034	250,000	257,604
	Triborough Bridge & Tunnel Authority, Series B, 5.00% due 11/15/2031	4,170,000	4,276,502
[a]	Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue), Series C-1B, 5.00% due 5/15/2051 (put
	5/15/2026)	695,000	696,582
	Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) (Green Bond), Series E-2B, 5.00% due
	11/15/2032	2,000,000	2,242,000
	Westchester County Local Development Corp. (Miriam Osborn Memorial Home Association Obligated Group), 5.00% due 7/1/2034	200,000	204,483
	NORTH CAROLINA — 0.9%
	Charlotte-Mecklenburg Hospital Authority (Atrium Health Obligated Group),
	Series D,
[a]	3.625% due 1/15/2048 (put 6/15/2027)	1,350,000	1,358,984
[a]	5.00% due 1/15/2049 (put 12/1/2031)	7,000,000	7,643,062
	Columbus County Industrial Facilities & Pollution Control Financing Authority (International Paper Co.), 4.20% due 5/1/2034	3,900,000	4,041,839
	North Carolina Housing Finance Agency (FHLMC, FNMA, GNMA) (Green Bond), Series 51, 3.85% due 7/1/2032	1,495,000	1,519,986
	North Carolina Medical Care Commission (Penick Village Obligated Group),
	Series 2024-B-2, 4.50% due 9/1/2029	625,000	625,019
	Series B-1, 4.75% due 9/1/2029	410,000	410,084
	North Carolina Turnpike Authority, 5.00% due 1/1/2030	500,000	524,777
	Raleigh Durham Airport Authority AMT, Series A, 5.00% due 5/1/2034	2,150,000	2,266,476
	NORTH DAKOTA — 0.3%
	North Dakota Housing Finance Agency (Green Bond),
	Series A,
	4.30% due 1/1/2034	1,500,000	1,557,685
	4.35% due 7/1/2034	1,800,000	1,869,329

220 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term Municipal Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	4.375% due 1/1/2035	$2,110,000	$2,187,861
	4.40% due 7/1/2035	1,240,000	1,283,787
	OHIO — 2.1%
	Akron, Bath & Copley Joint Township Hospital District (Summa Health System Obligated Group), 5.00% due 11/15/2031 - 11/15/2032 (pre-refunded
	11/15/2030)	1,100,000	1,217,442
	Akron, Bath & Copley Joint Township Hospital District (Summa Health System Obligated Group) ETM, 5.00% due 11/15/2027 - 11/15/2030	1,485,000	1,577,729
	City of Cincinnati Water System Revenue, Series C, 4.00% due 12/1/2030	1,000,000	1,007,737
	City of Columbus GO, Series A, 4.00% due 4/1/2031	600,000	606,828
	Cleveland State University (BAM), Series C, 5.00% due 6/1/2036	1,000,000	1,121,804
	Columbus Metropolitan Housing Authority, 4.00% due 12/1/2034	2,500,000	2,474,997
	Columbus Regional Airport Authority AMT, Series A, 5.00% due 1/1/2034 - 1/1/2035	7,235,000	7,916,321
[a]	Columbus-Franklin County Finance Authority (Dering Family Homes Owner LLC), 5.00% due 7/1/2045 (put 2/1/2027)	2,000,000	2,022,062
	County of Allen Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.),
[a]	Series B-1, 5.00% due 10/1/2049 (put 8/3/2027)	3,765,000	3,861,983
[a]	Series B-2, 5.00% due 10/1/2051 (put 6/4/2030)	6,590,000	7,033,619
	County of Cuyahoga (Musical Arts Association), 5.00% due 1/1/2032	375,000	396,597
[a]	County of Franklin (Trinity Health Corp. Obligated Group), Series OH, 2.625% due 12/1/2046 (put 5/1/2026)	1,000,000	999,362
	County of Hamilton (Life Enriching Communities Obligated Group),
	5.00% due 1/1/2030	750,000	779,386
	5.25% due 1/1/2036	400,000	428,299
	County of Hamilton Sales Tax Revenue, Series A, 4.00% due 12/1/2031	1,100,000	1,106,558
[a]	Ohio Air Quality Development Authority (Duke Energy Corp.), Series B, 4.00% due 9/1/2030 (put 6/1/2027)	4,515,000	4,551,418
	Ohio Air Quality Development Authority (Ohio Valley Electric Corp.) AMT, 4.125% due 1/1/2036	1,500,000	1,473,213
	Ohio Higher Educational Facility Commission (Case Western Reserve University), 4.00% due 12/1/2033	1,255,000	1,258,870
[a]	Ohio Housing Finance Agency (At Main LLC), 3.70% due 11/1/2047 (put 5/1/2028)	1,000,000	1,008,027
	Ohio Water Development Authority, 4.00% due 12/1/2032	2,000,000	2,009,796
	State of Ohio (Cleveland Clinic Health System Obligated Group), Series A, 5.00% due 1/1/2032	800,000	827,367
	West Central Ohio Port Authority (Global Impact STEM Academy), Series A, 5.00% due 12/1/2035	600,000	640,853
	OKLAHOMA — 2.3%
	Caddo County Educational Facilities Authority (Fort Cobb-Broxton Public Schools Project) ISD, 5.00% due 9/1/2027 - 9/1/2034	3,730,000	3,929,701
	Canadian County Educational Facilities Authority (Mustang Public Schools Project) ISD, Series A, 5.00% due 9/1/2032 - 9/1/2033	11,000,000	12,112,280
	Canadian County Educational Facilities Authority (Yukon Public Schools Project) ISD, 5.00% due 9/1/2027 - 9/1/2029	10,850,000	11,456,165
	Chouteau Educational Facilities Authority (Mayes County ISD No. 32 Chouteau-Mazie), 4.00% due 9/1/2028	975,000	992,920
	Cleveland County Educational Facilities Authority (Moore Public Schools) ISD, 4.00% due 6/1/2030	4,000,000	4,198,828
	Cleveland County Educational Facilities Authority (Norman Public Schools) ISD, Series A, 5.00% due 6/1/2032	2,500,000	2,754,677
	Clinton Public Works Authority, 5.00% due 10/1/2030 - 10/1/2032	2,675,000	2,893,299
	Cushing Educational Facilities Authority (Payne County No. 67 Cushing) ISD, 5.00% due 9/1/2028	4,400,000	4,590,370
	Love County Educational Facilities Authority (Love County ISD No. 4 Thackerville), 4.50% due 9/1/2034	335,000	340,196
	McIntosh County Educational Facilities Authority (District No. 1 Eufaula) ISD, 5.00% due 9/1/2035	380,000	402,526
	Muskogee Industrial Trust (Muskogee County No. 20) ISD, 5.00% due 9/1/2026	475,000	477,623
	Oklahoma County Finance Authority (Oklahoma County ISD No. 41 Western Heights), 5.00% due 9/1/2030 - 9/1/2035	4,750,000	4,912,065
	OREGON — 0.6%
[a]	Oregon Health & Science University (Oregon Health & Science University Obligated Group), Series B-2, 5.00% due 7/1/2046 (put 2/1/2032)	11,780,000	12,794,953
	PENNSYLVANIA — 5.6%
	Allegheny County Airport Authority (AG) AMT, Series A, 5.00% due 1/1/2035	3,500,000	3,830,340
	Allegheny County Hospital Development Authority (UPMC Obligated Group), Series A, 5.00% due 7/15/2031	2,520,000	2,662,377
	Allentown City School District (BAM, State Aid Withholding) GO, Series B, 5.00% due 2/1/2031	3,750,000	3,994,545
	Chester County Health & Education Facilities Authority (Tel Hai Retirement Community Obligated Group), 5.00% due 6/1/2035 - 6/1/2036	1,330,000	1,416,404
	City of Philadelphia (Pennsylvania Gas Works), Series 14, 5.00% due 10/1/2031 - 10/1/2032	2,070,000	2,089,869
	City of Philadelphia (Pennsylvania Gas Works) (AG), Series A, 5.00% due 8/1/2030 - 8/1/2032	1,750,000	1,891,266
	City of Philadelphia Airport Revenue AMT, Series B, 5.00% due 7/1/2033 - 7/1/2036	7,000,000	7,191,265
	City of Scranton (BAM) GO, 5.00% due 9/1/2028	2,085,000	2,148,086
	Commonwealth Financing Authority (Tobacco Master Settlement Payment), 5.00% due 6/1/2034	1,000,000	1,033,409
	Commonwealth Financing Authority (Tobacco Master Settlement Payment) (BAM), 5.00% due 6/1/2031	10,000,000	10,434,170
	Commonwealth of Pennsylvania GO, 5.00% due 7/15/2030	7,930,000	8,475,275
	Dauphin County General Authority (UPMC Obligated Group), Series A, 5.00% due 6/1/2034	1,375,000	1,378,044
	Geisinger Authority (Geisinger Health System Obligated Group),
[a]	Series B, 5.00% due 4/1/2043 (put 2/15/2027)	3,615,000	3,645,030
[a]	Series C, 5.00% due 4/1/2043 (put 4/1/2030)	3,530,000	3,746,407
[a]	Montgomery County (Constellation Energy Generation LLC) IDA, Series A, 4.10% due 4/1/2053 (put 4/3/2028)	5,100,000	5,199,832
	Northeastern Pennsylvania Hospital & Education Authority (King’s College), 5.00% due 5/1/2027 - 5/1/2029	3,825,000	3,928,272
[a]	Pennsylvania (Republic Services, Inc.) EDFA AMT, Series B-2, 3.25% due 4/1/2049 (put 7/15/2026)	1,500,000	1,495,157

See notes to financial statements.	Semi-Annual Financial Statements | 221

Schedule of Investments, Continued

Thornburg Limited Term Municipal Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	Pennsylvania (UPMC Obligated Group) EDFA,
	Series A,
	4.00% due 11/15/2035	$600,000	$590,926
	5.00% due 10/15/2033	1,150,000	1,234,043
[c]	5.00% due 12/15/2037	2,000,000	2,177,710
[a]	5.00% due 3/15/2060 (put 3/15/2035)	12,550,000	13,474,948
[a]	Pennsylvania (Waste Management Obligated Group; Guaranty: Waste Management, Inc.) EDFA, 0.95% due 12/1/2033 (put 12/1/2026)	1,000,000	983,030
[a]	Pennsylvania (Waste Management Obligated Group; Guaranty: Waste Management, Inc.) EDFA AMT, 4.25% due 7/1/2041 (put 7/1/2027)	1,900,000	1,914,904
	Pennsylvania (Waste Management, Inc.; Guaranty: Waste Management Holdings) EDFA AMT,
	Series A,
[a]	3.875% due 8/1/2037 (put 8/3/2026)	8,500,000	8,505,848
[a]	4.00% due 6/1/2041 (put 7/1/2026)	5,000,000	5,001,635
	Pennsylvania Housing Finance Agency (Green Bond), Series 149A, 4.55% due 4/1/2036	4,110,000	4,293,639
	Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2035	1,750,000	1,778,413
	Pittsburgh Water & Sewer Authority (AG), Series B, 5.00% due 9/1/2033	1,000,000	1,130,747
	School District of Philadelphia (State Aid Withholding) GO,
	Series A, 5.00% due 9/1/2027 - 9/1/2034	1,440,000	1,494,830
	Series F, 5.00% due 9/1/2032	1,000,000	1,007,390
	Sports & Exhibition Authority of Pittsburgh & Allegheny County (Allegheny County Hotel Room Excise Tax Revenue) (AG), Series A, 5.00% due
	2/1/2033	4,000,000	4,386,248
	State Public School Building Authority (School District of Philadelphia) (AG, State Aid Withholding), Series A, 5.00% due 6/1/2030 - 6/1/2033	7,550,000	7,655,349
	RHODE ISLAND — 0.2%
[a]	Rhode Island Housing & Mortgage Finance Corp. (FHA) (Green Bond), Series 1-A, 3.60% due 10/1/2054 (put 10/1/2027)	3,000,000	2,986,635
	Rhode Island Student Loan Authority AMT, Series B, 5.00% due 12/1/2032 - 12/1/2033	1,250,000	1,320,228
	SOUTH CAROLINA — 0.9%
[a]	Patriots Energy Group Financing Agency (Guaranty: Sumitomo Mitsui Banking Corp.), Series A1, 5.25% due 10/1/2054 (put 8/1/2031)	10,090,000	10,802,455
	South Carolina Jobs (Bishop Gadsden Episcopal Retirement Community Obligated Group) EDA, 5.00% due 4/1/2036	1,270,000	1,345,926
[c]	South Carolina Jobs (International Paper Co.) EDA AMT, Series A, 3.95% due 4/1/2033	3,050,000	3,036,864
	South Carolina Jobs (Rolling Green Village) EDA, Series A, 5.00% due 12/1/2035	750,000	759,067
	South Carolina Jobs (Wesley Commons Obligated Group) EDA, Series A, 5.00% due 10/1/2035	750,000	759,687
[a]	South Carolina Jobs-EDA (Bon Secours Mercy Health, Inc.), Series B-2, 5.00% due 11/1/2049 (put 11/1/2032)	835,000	906,290
[a]	South Carolina Jobs-EDA (Guaranty: Federal Home Loan Mtg Corp.) (FHLMC), 4.00% due 3/1/2062 (put 3/1/2035)	1,175,000	1,168,741
	SOUTH DAKOTA — 0.1%
	County of Lincoln (Augustana University Association), 5.25% due 8/1/2037	1,400,000	1,457,263
[a]	South Dakota Health & Educational Facilities Authority (Sanford Obligated Group), Series C-2, 5.00% due 11/1/2051 (put 11/1/2032)	1,250,000	1,360,421
	TENNESSEE — 3.6%
[a]	Jackson Health Educational & Housing Facility Board (Cottages of Bluecreek LLC) (HUD), 4.00% due 4/1/2045 (put 4/1/2029)	2,000,000	2,018,366
	Johnson City Health & Educational Facilities Board (Ballad Health Obligated Group) (AG), Series B, 5.00% due 7/1/2033	3,805,000	4,190,907
	Knox County Health Educational & Housing Facility Board (BAM), Series B-1, 5.00% due 7/1/2031 - 7/1/2034	3,570,000	3,931,767
	Knox County Health Educational & Housing Facility Board (Provident Group - UTK Properties LLC) (BAM), Series A-1, 5.00% due 7/1/2031	150,000	161,522
	Memphis-Shelby County Airport Authority AMT, Series A, 5.00% due 7/1/2034	1,695,000	1,786,849
[a]	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Artist Lofts LP), 3.20% due 12/1/2059 (put 12/1/2029)	2,920,000	2,922,943
[a]	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (HV Land Co. LP), 3.35% due 6/1/2044 (put 12/1/2026)	3,000,000	3,003,192
	Shelby County Health Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare), Series A, 5.00% due 5/1/2031	1,260,000	1,281,527
	Shelby County Health Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare) (AG), Series A, 5.00% due 6/1/2035	7,000,000	7,682,605
[a]	Tennergy Corp. (Guaranty: Morgan Stanley Group), Series A, 4.00% due 12/1/2051 (put 9/1/2028)	14,730,000	14,839,591
	Tennessee (FHLMC, FNMA, GNMA) (Green Bond) HDA,
	Series 1A,
	4.30% due 1/1/2034	1,335,000	1,383,885
	4.35% due 7/1/2034	685,000	709,725
	4.40% due 1/1/2035	460,000	476,451
	Tennessee (Green Bond) HDA,
	Series 2A,
	3.80% due 1/1/2032	375,000	382,635
	3.875% due 1/1/2033	475,000	484,607
	3.90% due 7/1/2033	475,000	484,208
	3.95% due 1/1/2034	945,000	963,536
	Tennessee Energy Acquisition Corp. (Guaranty: Pacific Life Insurance Co.), Series A, 5.00% due 12/1/2035	1,400,000	1,484,225
[a]	Tennessee Energy Acquisition Corp. (Tennessee Energy Acquisition Corp.; Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due 5/1/2052 (put
	11/1/2031)	24,310,000	25,602,563
[a]	Williamson County (ECG Wood Duck LP) (HUD) IDB, 5.00% due 5/1/2042 (put 5/1/2027)	2,000,000	2,025,112

222 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

 Thornburg Limited Term Municipal Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	TEXAS — 11.8%
[a]	Austin Affordable PFC, Inc. (1000 Collinwood West Drive Owner LP) (FNMA), Series B, 5.00% due 9/1/2028 (put 9/1/2027)	$800,000	$824,647
[a]	Boerne School District (PSF-GTD) ISD GO, 3.125% due 2/1/2053 (put 2/1/2027)	965,000	966,309
	City of Aubrey Jackson Ridge Public Improvement District (BAM), 5.00% due 9/1/2026 - 9/1/2028	730,000	747,554
	City of Austin Airport System Revenue AMT, 5.00% due 11/15/2031 - 11/15/2036	3,925,000	4,255,988
	City of Austin Water & Wastewater System Revenue, 5.00% due 11/15/2033	2,000,000	2,062,750
	City of Conroe GO, Series B, 5.00% due 11/15/2030	1,750,000	1,851,280
[a]	City of Dallas Housing Finance Corp. (Mondello Apartments LLC) (FHA), 5.00% due 8/1/2027 (put 8/1/2026)	1,785,000	1,795,726
	City of Galveston Wharves & Terminal Revenue AMT, Series A, 5.00% due 8/1/2027 - 8/1/2034	7,185,000	7,555,733
	City of Houston (Public Improvements) GO, Series A, 5.00% due 3/1/2027	2,875,000	2,937,635
	City of Houston Airport System Revenue (United Airlines, Inc.) AMT, Series B, 5.50% due 7/15/2036	1,500,000	1,581,509
	City of Houston Airport System Revenue AMT,
	Series A,
	4.00% due 7/1/2036	1,420,000	1,394,314
	5.25% due 7/1/2036	1,000,000	1,108,607
	City of Houston Combined Utility System Revenue, Series B, 4.00% due 11/15/2031	1,725,000	1,734,481
	City of Hutto (AG) GO, 5.00% due 8/1/2033	400,000	435,748
	City of Irving Waterworks & Sewer System Revenue, 5.00% due 8/15/2037	1,455,000	1,584,291
	City of Mansfield GO, Series A, 5.00% due 2/15/2033	1,000,000	1,104,333
	City of Port Arthur (CTFS Obligation) (BAM) GO, 5.00% due 2/15/2033	1,025,000	1,148,353
	City of San Antonio (Public Facilities Corp.), 5.00% due 9/15/2032	2,155,000	2,408,460
	City of San Antonio Electric & Gas Systems Revenue,
	4.00% due 2/1/2032	2,500,000	2,500,062
	Series A,
[a]	2.90% due 2/1/2055 (put 12/1/2027)	1,500,000	1,492,487
[a]	3.20% due 2/1/2055 (put 12/1/2030)	2,000,000	1,990,396
	City of Weslaco (CTFS Obligation) (BAM) GO, 5.00% due 2/15/2036	400,000	454,981
	Clifton Higher Education Finance Corp. (IDEA Public Schools) (PSF-GTD),
	4.00% due 8/15/2033	2,000,000	2,004,578
	5.00% due 8/15/2035	1,020,000	1,128,752
	Clifton Higher Education Finance Corp. (International Leadership of Texas, Inc.) (PSF-GTD), Series A, 5.00% due 2/15/2035	2,275,000	2,494,303
	County of Bexar GO, 4.00% due 6/15/2033 - 6/15/2035	4,750,000	4,782,031
[a]	Dickinson (PSF-GTD) ISD GO, 3.10% due 8/1/2037 (put 8/2/2027)	825,000	823,236
	Fort Bend (PSF-GTD) ISD GO,
	Series B,
[a]	3.80% due 8/1/2055 (put 8/1/2028)	1,000,000	1,020,789
[a]	4.00% due 8/1/2054 (put 8/1/2027)	10,000,000	10,163,940
	Fort Stockton (PSF-GTD) ISD GO, 5.00% due 2/1/2035 - 2/1/2036	1,215,000	1,304,926
	Franklin (PSF-GTD) ISD GO, 4.00% due 2/15/2032	2,000,000	2,001,162
	Frisco (PSF-GTD) ISD GO, 5.00% due 8/15/2033	1,465,000	1,549,475
	Glasscock County (PSF-GTD) ISD GO, 5.00% due 2/15/2034	500,000	516,675
	Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group),
[a]	Series B, 5.00% due 6/1/2050 (put 12/1/2028)	2,250,000	2,347,465
[a]	Series C, 5.00% due 7/1/2054 (put 7/1/2029)	650,000	686,695
	Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center Central Heating & Cooling Services Corp.), 4.00% due 11/15/2032	1,100,000	1,109,711
	Harris County-Houston Sports Authority (AG), Series B, 5.00% due 11/15/2034	1,000,000	1,125,477
[a]	Houston Housing Finance Corp. (Cordova Apartments), 3.65% due 2/1/2048 (put 2/1/2028)	2,700,000	2,723,231
[a]	Houston Housing Finance Corp. (Summerdale Apartments LP), 5.00% due 8/1/2041 (put 8/1/2026)	3,650,000	3,675,601
	Hutto (PSF-GTD) ISD GO, Series C, 4.00% due 8/1/2032	1,245,000	1,300,803
[a]	Jacksboro (PSF-GTD) ISD GO, 4.00% due 2/15/2048 (put 8/15/2028)	2,500,000	2,557,062
	Laredo College District Combined Fee Revenue (BAM), 4.00% due 8/1/2033	1,180,000	1,188,315
	Lovejoy (PSF-GTD) ISD GO, 5.00% due 2/15/2036	700,000	793,723
	Lower Colorado River Authority (LCRA Transmission Services Corp.),
	5.00% due 5/15/2035	700,000	758,300
	Series A,
	5.00% due 5/15/2031 - 5/15/2032	900,000	991,297
	5.25% due 5/15/2033	350,000	390,084
	Medina Valley (PSF-GTD) ISD GO, 5.00% due 2/15/2036	1,410,000	1,588,725
	Memorial City Redevelopment Authority (Houston Reinvestment Zone No. 17) (AG), 5.00% due 9/1/2035	400,000	445,954
[a]	Mission Economic Development Corp. (Republic Services, Inc.) AMT, Series A, 3.00% due 5/1/2050 (put 5/1/2026)	2,000,000	1,998,466
	Mission Economic Development Corp. (Waste Management, Inc.) AMT,
[a]	Series A, 2.875% due 5/1/2046 (put 6/1/2026)	750,000	749,609
[a]	Series B, 2.875% due 7/1/2040 (put 6/1/2026)	2,500,000	2,498,697

See notes to financial statements.	Semi-Annual Financial Statements | 223

Schedule of Investments, Continued

Thornburg Limited Term Municipal Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	New Hope Cultural Education Facilities Finance Corp. (Bella Vida Forefront Living Obligated Group), Series B3, 4.25% due 10/1/2030	$1,000,000	$1,005,856
	New Hope Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes Obligated Group), 5.25% due 1/1/2036	2,000,000	2,182,146
	Newark Higher Education Finance Corp. (Abilene Christian University), Series A, 4.00% due 4/1/2033	1,760,000	1,760,480
	North East (PSF-GTD) ISD GO,
[a]	3.75% due 8/1/2049 (put 8/1/2027)	5,030,000	5,093,222
	4.00% due 8/1/2034	1,500,000	1,512,629
	North Texas Tollway Authority (North Texas Tollway System), Series B, 4.00% due 1/1/2035	500,000	511,557
	Northside (PSF-GTD) ISD GO,
	4.00% due 6/15/2033	1,500,000	1,502,174
[a]	Series B, 3.45% due 8/1/2054 (put 8/1/2027)	2,465,000	2,468,424
	Prosper (PSF-GTD) ISD GO, 5.00% due 2/15/2033	1,000,000	1,102,530
	San Antonio (PSF-GTD) ISD GO, 5.00% due 8/15/2033	2,080,000	2,304,176
[a]	San Antonio Housing Trust Public Facility Corp. (Palladium San Antonio Ltd.), 3.45% due 7/1/2029 (put 7/1/2027)	2,000,000	2,012,540
[a]	San Antonio Municipal Facilities Corp. (City of San Antonio), 5.00% due 8/1/2050 (put 8/1/2027)	3,800,000	3,916,060
	Southwest (PSF-GTD) ISD GO, 5.00% due 2/1/2032 - 2/1/2033	2,600,000	2,875,528
	Tarrant County Cultural Education Facilities Finance Corp. (Christus Health Obligated Group),
[a]	Series A, 5.00% due 7/1/2053 (put 7/1/2032)	5,520,000	5,901,614
	Series B, 5.00% due 7/1/2032 - 7/1/2034	10,990,000	11,455,806
[a]	Tarrant County Housing Finance Corp. (4450 Marine Creek Parkway Owner LP), Series B, 5.00% due 9/1/2028 (put 9/1/2027)	1,000,000	1,028,620
	Texas Department of Housing & Community Affairs (GNMA),
	Series B,
	4.30% due 1/1/2034	1,420,000	1,455,807
	4.35% due 7/1/2034 - 1/1/2035	1,475,000	1,511,981
	4.375% due 7/1/2035	715,000	730,368
	Texas Municipal Gas Acquisition & Supply Corp. III (Guaranty: Macquarie Group Ltd.), 5.00% due 12/15/2028 - 12/15/2032	67,280,000	71,366,202
	Texas Municipal Gas Acquisition & Supply Corp. VI (Guaranty: Bank of America Corp.), 5.00% due 1/1/2036	9,350,000	9,922,500
	Texas Public Finance Authority (Texas Southern University) (BAM), 5.00% due 5/1/2032 - 5/1/2033	1,700,000	1,889,003
[a]	Texas State Affordable Housing Corp. (FC Juniper Creek Housing LP), 3.75% due 7/1/2044 (put 7/1/2026)	2,000,000	2,002,672
	Texas State Technical College (AG),
	Series A,
	5.00% due 8/1/2031 - 8/1/2032	4,250,000	4,686,865
	5.25% due 8/1/2033	2,300,000	2,565,063
	Texas Water Development Board (State Water Implementation Revenue Fund for Texas),
	4.00% due 10/15/2035	2,925,000	2,929,452
	Series A, 4.00% due 10/15/2034 - 10/15/2035	6,000,000	6,049,149
	Texas Woman’s University, Series A, 5.00% due 7/1/2031 - 7/1/2033	4,275,000	4,703,618
	UTAH — 0.4%
	City of Salt Lake City Airport Revenue AMT, Series A, 5.00% due 7/1/2033 - 7/1/2036	4,450,000	4,747,417
[a]	Utah Housing Corp., 3.70% due 8/1/2043 (put 8/1/2027)	1,950,000	1,955,712
[a]	Utah Housing Corp. (Liberty Corner Associates LLC), 3.00% due 9/1/2045 (put 9/1/2029)	590,000	585,541
	Utah Telecommunication Open Infrastructure Agency, 5.25% due 6/1/2033	500,000	562,787
	VIRGINIA — 1.1%
[a]	Arlington County IDA, 3.10% due 12/1/2055 (put 2/1/2027)	1,250,000	1,249,590
[a]	Fairfax County Redevelopment & Housing Authority (Apah Tysons North Four LP), 5.00% due 1/1/2045 (put 1/1/2028)	2,000,000	2,055,774
[a]	Halifax County (Virginia Electric & Power Co.) IDA, Series A, 3.80% due 12/1/2041 (put 5/28/2027)	8,350,000	8,446,042
[a]	Harrisonburg Redevelopment & Housing Authority, 4.00% due 12/1/2028 (put 12/1/2026)	1,615,000	1,627,271
	Virginia Commonwealth Transportation Board,
	4.00% due 5/15/2032	2,500,000	2,504,245
	5.00% due 9/15/2028	2,000,000	2,064,666
	Series A, 4.00% due 5/15/2035	2,000,000	2,018,220
	Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group), Series A, 5.00% due 1/1/2029 - 1/1/2032	2,640,000	2,778,715
	WASHINGTON — 1.5%
	City of Seattle GO, 4.00% due 12/1/2032	1,000,000	1,000,439
	Clark County Public Utility District No. 1, 5.00% due 1/1/2028	500,000	519,968
	County of Spokane Airport Revenue AMT, Series B, 5.00% due 1/1/2032 - 1/1/2035	7,650,000	8,276,635
	King County School District No. 414 (School Bond Guaranteed) GO, 4.00% due 12/1/2033	2,000,000	2,002,274
	Port of Seattle AMT,
	Series B, 5.00% due 7/1/2035	4,000,000	4,371,940
	Series C, 5.00% due 5/1/2034	1,500,000	1,524,558
	State of Washington COP, Series B, 5.00% due 7/1/2032	650,000	679,650
	Vancouver Housing Authority, 4.00% due 8/1/2034	2,500,000	2,503,662
	Washington Health Care Facilities Authority (CommonSpirit Health Obligated Group),

224 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term Municipal Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	Series A-1, 5.00% due 8/1/2031	$780,000	$812,767
[a]	Series B-3, 5.00% due 8/1/2049 (put 8/1/2026)	940,000	941,026
	Washington Health Care Facilities Authority (Providence St. Joseph Health Obligated Group), Series B, 5.00% due 10/1/2030	2,500,000	2,594,710
[a]	Washington State Housing Finance Commission (Ardea Twg LLLP), 5.00% due 12/1/2043 (put 2/1/2027)	1,500,000	1,505,334
[a]	Washington State Housing Finance Commission (Camas Flats Oak Harbor 1 LLLP), Series B, 5.00% due 2/1/2028 (put 2/1/2027)	1,000,000	1,016,585
[b]	Washington State Housing Finance Commission (Josephine Caring Community Obligated Group), Series A, 5.125% due 7/1/2036	3,000,000	2,956,908
[b]	Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences), 5.125% due 7/1/2033	735,000	786,228
	Washington State Housing Finance Commission (SRMAHMILL LLC) (FNMA), 4.15% due 7/1/2034	1,400,000	1,445,270
	WEST VIRGINIA — 0.1%
	County of Ohio Special District Excise Tax Revenue (Fort Henry Economic Opportunity Development District Excise Tax Revenue) (AG), Series A, 5.00% due 6/1/2035 - 6/1/2036	1,075,000	1,158,112
	WISCONSIN — 1.8%
	City of Milwaukee (AG) GO,
	5.00% due 4/1/2032 - 4/1/2033	4,845,000	5,324,943
	Series N3, 5.00% due 4/1/2031 - 4/1/2032	6,550,000	7,124,043
	County of Waushara GO, Series A, 4.50% due 6/1/2027	1,260,000	1,261,535
	Peshtigo School District, 4.75% due 3/1/2027	725,000	726,119
	Public Finance Authority (Duke Energy Progress LLC),
[a]	Series A-1, 3.30% due 10/1/2046 (put 10/1/2026)	3,005,000	3,012,639
[a]	Series A-2, 3.70% due 10/1/2046 (put 10/1/2030)	1,435,000	1,447,891
	Public Finance Authority (Providence St. Joseph Health Obligated Group),
	Series C,
[a]	4.00% due 10/1/2041 (pre-refunded 10/1/2030)	1,600,000	1,699,763
[a]	4.00% due 10/1/2041 (put 10/1/2030)	2,450,000	2,501,007
[a]	Public Finance Authority (St. John’s College), 3.00% due 10/1/2045 (put 10/1/2026)	1,495,000	1,492,177
	Public Finance Authority (United Methodist Retirement Homes, Inc. Obligated Group), Series A, 4.00% due 10/1/2033	420,000	411,301
[a]	Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group), Series B1, 5.00% due 8/15/2054 (put 7/1/2027)	375,000	376,822
[a]	Wisconsin Health & Educational Facilities Authority (Fort Healthcare, Inc. Obligated Group), Series B, 5.00% due 10/1/2054 (put 10/3/2034)	5,470,000	5,995,153
	Wisconsin Health & Educational Facilities Authority (Hospital Sisters Services Obligated Group), Series A, 5.00% due 8/15/2035	1,000,000	1,118,903
[a]	Wisconsin Housing & EDA (East Washington Apartments LLC), Series I, 5.00% due 11/1/2058 (put 2/1/2027)	2,250,000	2,290,144
[a]	Wisconsin Housing & EDA (Flats at Bishops Woods LP), Series F, 5.00% due 12/1/2027 (put 12/1/2026)	1,000,000	1,012,450
	Wisconsin Housing & EDA Home Ownership Revenue (FHLMC, FNMA, GNMA) (Green Bond), Series B, 3.90% due 9/1/2033	1,815,000	1,847,371
[a]	Wisconsin Housing & EDA Housing Revenue (HUD), Series B, 3.75% due 5/1/2054 (put 11/1/2026)	780,000	780,122
	TOTAL LONG-TERM MUNICIPAL BONDS — 95.1% (Cost $1,986,456,111)		2,032,585,960

	SHORT-TERM MUNICIPAL BONDS — 4.5%

	ARIZONA — 0.1%
[a]	Arizona (Banner Health Obligated Group; LOC Bank of America NA) HFA, Series C, 2.70% due 1/1/2046 (put 4/1/2026)	1,100,000	1,100,000
	FLORIDA — 0.1%
[a]	City of Gainesville Utilities System Revenue (SPA Truist Bank), Series B, 2.70% due 10/1/2042 (put 4/1/2026)	2,075,000	2,075,000
	INDIANA — 0.0%
[a]	Indiana Finance Authority (Franciscan Alliance, Inc. Obligated Group; LOC Barclays Bank plc), Series I, 2.85% due 11/1/2037 (put 4/1/2026)	500,000	500,000
	MICHIGAN — 0.0%
[a]	Grand Traverse County Hospital Finance Authority (Munson Healthcare Obligated Group; LOC PNC Bank NA), Series C, 2.80% due 7/1/2041 (put 4/1/2026)	1,000,000	1,000,000
	MISSISSIPPI — 0.9%
	Mississippi Business Finance Corp. (Chevron USA, Inc.; Guaranty: Chevron Corp.),
[a]	Series C, 2.80% due 11/1/2035 (put 4/1/2026)	6,380,000	6,380,000
[a]	Series G, 2.80% due 11/1/2035 (put 4/1/2026)	13,050,000	13,050,000
	NEW YORK — 2.0%
	City of New York (SPA Barclays Bank plc) GO,
[a]	Series B-4, 2.85% due 10/1/2046 (put 4/1/2026)	2,000,000	2,000,000
[a]	Series F-5, 2.85% due 6/1/2044 (put 4/1/2026)	14,550,000	14,550,000
[a]	Metropolitan Transportation Authority (LOC Barclays Bank plc), Series E-1, 2.85% due 11/15/2050 (put 4/1/2026)	1,895,000	1,895,000
[a]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA Mizuho Bank Ltd.), Series A-4, 2.65% due 8/1/2043 (put 4/1/2026)	650,000	650,000
[a]	New York State Housing Finance Agency (LOC Landesbank Hessen-Thrgn), Series A, 2.80% due 11/1/2046 (put 4/1/2026)	24,215,000	24,215,000
	NORTH CAROLINA — 0.1%
[a]	Charlotte-Mecklenburg Hospital Authority (Atrium Health Obligated Group; SPA JP Morgan Chase Bank NA), Series C, 2.75% due 1/15/2037 (put 4/1/2026)	1,320,000	1,320,000

See notes to financial statements.	Semi-Annual Financial Statements | 225

Schedule of Investments, Continued

Thornburg Limited Term Municipal Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	OHIO — 0.2%
[a]	County of Montgomery (Premier Health Partners Obligated Group; LOC PNC Bank NA), Series C, 2.85% due 11/15/2045 (put 4/1/2026)	$4,535,000	$4,535,000
	TEXAS — 1.1%
[a]	Port of Port Arthur Navigation District (Motiva Enterprises LLC), 2.70% due 4/1/2040 (put 4/1/2026)	22,400,000	22,400,000
	TOTAL SHORT-TERM MUNICIPAL BONDS — 4.5% (Cost $95,670,000)		95,670,000

	TOTAL INVESTMENTS — 99.6% (Cost $2,082,126,111)		$2,128,255,960

	OTHER ASSETS LESS LIABILITIES — 0.4%		8,843,738

	NET ASSETS — 100.0%		$2,137,099,698

Footnote Legend

a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on March 31, 2026.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the aggregate value of these securities in the Fund’s portfolio was $12,788,720, representing 0.60% of the Fund’s net assets.

c	When-issued security.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AG	Insured by Assured Guaranty, Inc.	HFFA	Health Facilities Financing Authority
AMT	Alternative Minimum Tax	HUD	Insured by Housing and Urban Development
BAM	Insured by Build America Mutual Insurance Co.	IDA	Industrial Development Authority/Agency
COP	Certificates of Participation	IDB	Industrial Development Board
DFA	Development Finance Authority/Agency	ISD	Independent School District
EDA	Economic Development Authority	JEA	Jacksonville Electric Authority
EDFA	Economic Development Financing Authority	LOC	Letter of Credit
ETM	Escrowed to Maturity	Mtg	Mortgage
FHA	Insured by Federal Housing Administration	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.		Swap Index
FNMA	Collateralized by Federal National Mortgage Association	NMFA	New Mexico Finance Authority
GNMA	Collateralized by Government National Mortgage Association	NPFG	Insured by National Public Finance Guarantee Corp.
GO	General Obligation	PSF-GTD	Guaranteed by Permanent School Fund
GRT	Gross Receipts Tax	SONYMA	State of New York Mortgage Agency
HDA	Housing Development Authority	SPA	Stand-by Purchase Agreement
HFA	Health Facilities Authority	USD	Unified School District

226 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments

Thornburg Intermediate Municipal Fund | March 31, 2026 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE

	LONG-TERM MUNICIPAL BONDS — 93.1%

	ALABAMA — 6.7%
	Alabama Community College System (BAM), 5.00% due 10/1/2045	$1,830,000	$1,903,590
	Alabama Housing Finance Authority (FHLMC, FNMA, GNMA), Series B, 5.05% due 10/1/2045	1,340,000	1,377,035
	Alabama State University (AG), 5.50% due 9/1/2045	500,000	534,835
	Black Belt Energy Gas District (Guaranty: BP plc),
[a]	Series D, 5.00% due 3/1/2055 (put 11/1/2034)	12,500,000	13,205,050
[a]	Series E, 5.00% due 12/1/2055 (put 5/1/2035)	4,500,000	4,757,845
	Black Belt Energy Gas District (Guaranty: Goldman Sachs Group, Inc.),
[a]	Series B, 5.00% due 10/1/2055 (put 9/1/2032)	530,000	555,729
[a]	Series C, 5.50% due 10/1/2054 (put 6/1/2032)	1,000,000	1,072,311
	Series G, 5.00% due 10/1/2035	6,745,000	7,022,125
[a]	Black Belt Energy Gas District (Guaranty: Morgan Stanley Group), Series C-1, 5.25% due 2/1/2053 (put 6/1/2029)	4,000,000	4,180,840
	Black Belt Energy Gas District (Guaranty: Pacific Life Insurance Co.), Series F, 5.00% due 12/1/2035	5,000,000	5,266,455
[a]	Black Belt Energy Gas District (Guaranty: Royal Bank of Canada), Series B, 5.25% due 12/1/2053 (put 12/1/2030)	1,375,000	1,461,301
	Black Belt Energy Gas District (Guaranty: The PNC Financial Services Group, Inc.), Series A, 5.00% due 12/1/2034	1,000,000	1,043,372
	City of Gadsden (BAM) GO, Series A, 5.00% due 10/1/2045	600,000	628,246
	Energy Southeast A Cooperative District (Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due 11/1/2035	3,500,000	3,643,514
[a]	Energy Southeast A Cooperative District (Guaranty: Morgan Stanley Group), Series B, 5.25% due 7/1/2054 (put 6/1/2032)	3,110,000	3,299,029
	Homewood Educational Building Authority (CHF - Horizons I LLC), Series A, 5.50% due 10/1/2042 - 10/1/2044	3,195,000	3,338,361
[a]	Southeast Alabama Gas Supply District (Guaranty: Morgan Stanley Group), 5.00% due 6/1/2049 (put 5/1/2032)	625,000	653,775
[a]	Southeast Alabama Gas Supply District (Guaranty: Pacific Life Insurance Co.), Series A, 5.00% due 8/1/2054 (put 4/1/2032)	5,000,000	5,325,225
	Southeast Energy Authority A Cooperative District (Guaranty: Deutsche Bank AG), Series A, 5.00% due 11/1/2035	6,080,000	6,199,752
	Southeast Energy Authority A Cooperative District (Guaranty: Morgan Stanley Group),
[a]	Series A-1, 5.50% due 1/1/2053 (put 12/1/2029)	4,500,000	4,798,876
	Series H, 5.00% due 11/1/2035	2,000,000	2,088,008
[a]	Southeast Energy Authority A Cooperative District (Guaranty: Royal Bank of Canada), Series B, 5.00% due 1/1/2054 (put 6/1/2030)	5,000,000	5,245,315
	UAB Medicine Finance Authority (UAB Medicine Obligated Group), Series B, 5.00% due 9/1/2034	5,430,000	5,465,463
	ALASKA — 0.1%
	State of Alaska International Airports System AMT, Series C, 5.00% due 10/1/2029	750,000	795,289
	ARIZONA — 1.8%
	Arizona (FHLMC, FNMA, GNMA) IDA, Series A, 5.00% due 10/1/2045	1,000,000	1,009,393
[a]	Chandler (Intel Corp.) IDA AMT, 4.00% due 6/1/2049 (put 6/1/2029)	6,860,000	6,948,755
	City of Phoenix Civic Improvement Corp. (Phoenix Airport Revenue) AMT, Series A, 5.00% due 7/1/2031	2,200,000	2,245,441
	City of Tucson IDA, Series 2025-21FN Class PT, 4.625% due 6/1/2044	1,800,000	1,748,863
	County of Pima (TMC Healthcare Obligated Group) IDA, Series A, 4.00% due 4/1/2041	1,000,000	927,092
	Maricopa County & Phoenix (GNMA) IDA, Series A, 4.55% due 9/1/2045	1,235,000	1,179,079
	Maricopa County (HonorHealth Obligated Group) IDA, Series A, 5.00% due 9/1/2042	2,000,000	2,041,536
	Maricopa County (Legacy Traditional School Obligated Group) IDA, Series A, 5.25% due 7/1/2045	1,550,000	1,565,009
	Salt River Project Agricultural Improvement & Power District,
	Series A,
	4.00% due 1/1/2038	1,475,000	1,455,409
	5.00% due 1/1/2036	1,000,000	1,011,840
	Salt Verde Financial Corp. (Gas Supply Acquisition; Guaranty: Citigroup, Inc.), 5.25% due 12/1/2028	770,000	803,843
	Yavapai County (Waste Management, Inc.) IDA AMT, 1.30% due 6/1/2027	750,000	730,191
	ARKANSAS — 0.1%
	County of Pulaski (Arkansas Children’s Hospital), 5.00% due 3/1/2042	500,000	525,990
	Fayetteville Public Facilities Board (Butterfield Trail Village, Inc.), 5.25% due 12/1/2046	865,000	865,259
	CALIFORNIA — 5.4%
	California (Children’s Hospital Los Angeles) HFFA, Series A, 5.00% due 8/15/2036	500,000	492,247
[a]	California (Providence St. Joseph Health Obligated Group) HFFA, Series B, 5.00% due 10/1/2039 (put 10/1/2027)	1,000,000	1,023,356
[a]	California Community Choice Financing Authority (Guaranty: Deutsche Bank AG) (Green Bond), Series C, 5.25% due 1/1/2054 (put 10/1/2031)	4,510,000	4,757,960
[a]	California Community Choice Financing Authority (Guaranty: Morgan Stanley Group) (Green Bond), Series A-1, 5.00% due 4/1/2056 (put 2/1/2036)	590,000	624,016
	California Infrastructure & Economic Development Bank (King City Joint Union High School District), 5.75% due 8/15/2029	1,235,000	1,236,571
	California Municipal Finance Authority (Community Facilities District No. 2023-5 Area No. 2), 5.00% due 9/1/2045	665,000	664,384
	California Municipal Finance Authority (Maison’s Sierra Phase 2 LP) (FNMA), Series A, 4.45% due 11/1/2043	1,825,000	1,787,801
	California Municipal Finance Authority (North Fair Oaks Apartments LP) (FNMA), Series A, 5.05% due 4/1/2044	1,255,000	1,307,455
[a]	California Municipal Finance Authority (Waste Management, Inc.; Guaranty: Waste Management Holdings) AMT, Series A, 3.45% due 12/1/2044 (put 12/1/2026)	2,750,000	2,751,389
	California Municipal Finance Authority (Witmer Manor Community Partners LP) (FNMA, HUD), Series A, 4.875% due 11/1/2043	2,400,000	2,490,058
[a,b]	California Pollution Control Financing Authority (Republic Services, Inc.) AMT, 2.875% due 7/1/2043 (put 8/17/2026)	1,500,000	1,497,379

See notes to financial statements.	Semi-Annual Financial Statements | 227

Schedule of Investments, Continued

Thornburg Intermediate Municipal Fund | March 31, 2026 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE

[a]	California Pollution Control Financing Authority (Waste Management, Inc.) AMT, Series A, 4.25% due 11/1/2038 (put 7/2/2029)	$2,000,000	$2,018,208
[b]	California School Finance Authority, Series A, 5.00% due 10/1/2042	1,000,000	1,010,902
[b]	California School Finance Authority (Magnolia Public Schools Obligated Group), Series A, 5.00% due 7/1/2046	1,000,000	981,231
[a]	Central Valley Energy Authority (Guaranty: Pacific Life Insurance Co.), 5.00% due 12/1/2055 (put 8/1/2035)	8,000,000	8,581,968
	City of Long Beach Airport System Revenue (AG) AMT, Series C, 5.00% due 6/1/2042	750,000	784,314
	City of Los Angeles Department of Airports (Green Bond) AMT, Series A, 5.25% due 5/15/2045	4,000,000	4,280,512
	City of Los Angeles Department of Airports AMT,
	Series B, 5.00% due 5/15/2034	1,750,000	1,752,858
	Series C, 5.00% due 5/15/2033 - 5/15/2045	3,470,000	3,683,606
	City of San Jose (Kooser Apartments LP) (FNMA), Series A-1, 5.00% due 9/1/2044	4,475,000	4,618,934
	City of San Mateo (City of San Mateo Community Facilities District No. 2008-1) (BAM), 5.25% due 9/1/2040	5,000,000	5,399,000
	Franklin-McKinley School District (NPFG) GO, 5.25% due 8/1/2027	1,000,000	1,037,084
	Fresno (Educational Facilities & Improvements) (NPFG) USD GO, Series A, 6.00% due 8/1/2026	15,000	15,182
	Lammersville Joint (Community Facilities Dist No. 2024-1) USD, 5.00% due 9/1/2045	1,000,000	994,597
	M-S-R Energy Authority (Guaranty: Citigroup, Inc.), Series B, 6.125% due 11/1/2029	1,645,000	1,741,874
	San Francisco City & County Airport Comm-San Francisco International Airport AMT,
	Series A, 5.00% due 5/1/2044 - 5/1/2047	7,445,000	7,547,174
	Series E, 5.00% due 5/1/2040	1,190,000	1,218,465
[a]	San Joaquin Valley Clean Energy Authority (Guaranty: Goldman Sachs Group, Inc.) (Green Bond), Series A, 5.50% due 1/1/2056 (put 7/1/2035)	1,695,000	1,841,697
	COLORADO — 2.8%
	Adams County School District No. 1 (BAM) COP, 5.00% due 12/1/2045	500,000	518,630
	City & County of Denver (4340 South Monaco LLC) (FNMA), Series A, 4.70% due 10/1/2042	3,150,000	3,150,252
	City & County of Denver Airport System Revenue AMT,
	Series A,
	4.00% due 12/1/2037	1,000,000	970,877
	5.00% due 12/1/2037 - 11/15/2041	4,160,000	4,298,734
	5.25% due 12/1/2043	1,905,000	1,943,662
	Colorado (CommonSpirit Health Obligated Group) HFA,
	5.00% due 11/1/2041	1,500,000	1,572,684
	Series A-2, 5.00% due 8/1/2038 - 8/1/2044	10,090,000	10,246,039
	Colorado (Frasier Meadows Manor, Inc. Obligated Group) HFA, Series A, 5.00% due 5/15/2039 - 5/15/2040	765,000	784,669
	Colorado (Sanford Obligated Group) HFA, Series A, 5.00% due 11/1/2044	3,600,000	3,623,263
	Colorado Educational & Cultural Facilities Authority (Addenbrooke Classical Academy, Inc.) (BAM, State Aid Withholding), Series A, 5.00% due
	6/1/2045	600,000	609,143
	Colorado Housing & Finance Authority, Series F-1 Class I, 5.00% due 10/1/2045	1,000,000	1,027,835
	Colorado Housing & Finance Authority (FHLMC, FNMA, GNMA) (Green Bond) AMT, Series E Class I, 5.10% due 5/1/2040	1,500,000	1,529,801
	Denver City & County Housing Authority (Three Towers Rehabilitation) (AG) AMT, 5.20% due 11/1/2027	535,000	535,587
	STC Metropolitan District No. 2 (AG) GO,
	Series A-1,
	5.00% due 12/1/2034 - 12/1/2035	2,000,000	2,179,222
	5.25% due 12/1/2045	1,060,000	1,117,644
	CONNECTICUT — 1.5%
	City of New Haven (BAM) GO, 5.25% due 8/1/2043	1,900,000	1,991,227
	State of Connecticut GO,
	Series A, 5.00% due 4/15/2033 - 4/15/2035	12,415,000	12,925,257
	Series E, 5.00% due 9/15/2033	2,650,000	2,793,492
	State of Connecticut Special Tax Revenue, Series A, 5.00% due 7/1/2046	500,000	535,642
	DELAWARE — 0.2%
	Delaware State (ACTS Retirement-Life Communities, Inc. Obligated Group) EDA, Series B, 5.00% due 11/15/2038	480,000	496,213
	Delaware State (Christiana Care Health System Obligated Group) HFA, Series A, 5.00% due 10/1/2045	2,500,000	2,554,887
	DISTRICT OF COLUMBIA — 0.2%
	District of Columbia Housing Finance Agency (BCP II LLC) (FNMA) (Green Bond), Series A, 4.875% due 9/1/2045	1,000,000	1,013,718
	Metropolitan Washington Airports Authority Aviation Revenue AMT, Series A, 5.00% due 10/1/2043	1,500,000	1,513,493
	FLORIDA — 3.9%
	Central Florida Expressway Authority, 5.00% due 7/1/2040	1,125,000	1,159,364
	City of Lakeland (Electric Power System Smart Grid Project), 5.25% due 10/1/2036	2,770,000	3,089,395
	City of Lakeland (Electric Power System Smart Grid Project) (AG), 5.25% due 10/1/2027	1,680,000	1,746,325
	County of Broward Port Facilities Revenue AMT,
	5.00% due 9/1/2037	800,000	845,902
	5.25% due 9/1/2045	1,250,000	1,317,170
	County of Lee Airport Revenue AMT, Series A-1, 5.25% due 10/1/2046 - 10/1/2047	1,850,000	1,935,135
	County of Miami-Dade, Series A, 5.00% due 4/1/2043	500,000	523,365

228 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

  Thornburg Intermediate Municipal Fund | March 31, 2026 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE

	County of Miami-Dade Aviation Revenue AMT,
	Series A, 5.00% due 10/1/2038	$370,000	$377,652
	Series B, 5.00% due 10/1/2040	2,500,000	2,519,310
	County of Miami-Dade Transit System, 4.00% due 7/1/2035	1,000,000	1,016,720
	Florida Development Finance Corp. (Florida Health Sciences Center, Inc. Obligated Group), Series A, 5.00% due 8/1/2046	2,150,000	2,211,924
[a]	Florida Housing Finance Corp. (Southward Village Phase 2 LP), Series T, 3.20% due 12/1/2044 (put 12/1/2028)	1,000,000	1,005,991
[b]	Florida Local Government Finance Commission (BridgePrep Academy, Inc. Series 2025 Obligated Group), Series A, 6.00% due 6/15/2045	2,000,000	1,988,146
	Greater Orlando Aviation Authority (United Airlines, Inc.) AMT, 5.50% due 11/1/2036 - 11/1/2037	2,575,000	2,682,392
	Greater Orlando Aviation Authority AMT, Series A, 5.00% due 10/1/2042	4,225,000	4,251,440
	Hillsborough County Aviation Authority, Series F, 5.00% due 10/1/2036	2,000,000	2,070,926
	Hillsborough County Aviation Authority AMT, Series E, 5.00% due 10/1/2043	1,500,000	1,512,789
	Miami-Dade County (Nicklaus Children’s Hospital) HFA, 5.00% due 8/1/2037	500,000	510,489
	Miami-Dade County Housing Finance Authority (FNMA), 4.95% due 11/1/2041	5,000,000	5,206,175
	Miami-Dade County Housing Finance Authority (RGC Phase I LLC) (FNMA, HUD), Series A, 4.88% due 3/1/2046	2,300,000	2,243,822
	Miami-Dade County Housing Finance Authority (Sunrise Commons Preservation Ltd.) (FNMA), 4.60% due 2/1/2042	2,000,000	1,968,906
	Orange County (Presbyterian Retirement Communities Inc Obligated Group) HFA, 5.00% due 8/1/2040	1,750,000	1,751,360
	Palm Beach County (Jupiter Medical Center Obligated Group) HFA,
	5.00% due 11/1/2043 - 11/1/2044	2,325,000	2,319,749
	5.25% due 11/1/2042	790,000	818,787
	Series A, 5.00% due 11/1/2040 - 11/1/2041	715,000	727,601
	Palm Beach County Housing Finance Authority (Lake Worth Towers Preservation LP) (FNMA), 4.85% due 6/1/2041	1,316,896	1,308,383
	Southeast Overtown Park West Community Redevelopment Agency (AG), Series A, 5.25% due 3/1/2042	1,500,000	1,625,715
	GEORGIA — 4.8%
	Atlanta Urban Residential Finance Authority (Auburn Square LLC) (FNMA), Series A, 4.75% due 8/1/2044	2,500,000	2,459,568
	City of Atlanta (Airport Passenger Facility) AMT, Series D, 4.00% due 7/1/2036	2,000,000	2,001,342
	Georgia Housing & Finance Authority (FNMA,GNMA), Series G, 4.625% due 12/1/2045	4,000,000	3,937,444
	Housing Authority of Douglas County (FNMA), Series A, 5.10% due 2/1/2044	1,000,000	1,043,588
	Main Street Natural Gas, Inc. (Guaranty: Citigroup, Inc.),
[a]	Series B, 5.00% due 12/1/2055 (put 12/1/2035)	5,000,000	5,239,855
[a]	Series C, 5.00% due 12/1/2054 (put 12/1/2031)	2,000,000	2,099,716
[a]	Series D, 5.00% due 5/1/2054 (put 12/1/2030)	5,000,000	5,278,210
[a]	Series E, 5.00% due 5/1/2055 (put 12/1/2032)	3,435,000	3,598,667
	Main Street Natural Gas, Inc. (Guaranty: Macquarie Group Ltd.), Series A, 5.00% due 5/15/2034 - 5/15/2043	15,210,000	15,890,007
	Main Street Natural Gas, Inc. (Guaranty: Royal Bank of Canada),
	Series B,
[a]	5.00% due 7/1/2053 (put 3/1/2030)	2,000,000	2,091,530
[a]	5.00% due 12/1/2054 (put 3/1/2032)	4,850,000	5,140,893
[a]	Series E-1, 5.00% due 12/1/2053 (put 6/1/2031)	8,000,000	8,445,672
	Municipal Electric Authority of Georgia, Series A, 5.00% due 1/1/2034	2,295,000	2,402,888
	GUAM — 0.1%
	Guam Power Authority, Series A, 5.00% due 10/1/2044	1,025,000	1,038,229
	HAWAII — 0.2%
	State of Hawaii Airports System Revenue AMT, Series A, 5.00% due 7/1/2043	2,500,000	2,525,770
	ILLINOIS — 11.5%
	Chicago Board of Education Dedicated Capital Improvement Tax, 5.50% due 4/1/2042 - 4/1/2043	2,375,000	2,484,989
	Chicago Midway International Airport AMT, Series C, 5.00% due 1/1/2036 - 1/1/2039	4,470,000	4,702,830
	Chicago O’Hare International Airport (2017 Airport Projects), Series B, 5.00% due 1/1/2035	4,400,000	4,448,290
	Chicago O’Hare International Airport AMT,
	Series A, 5.00% due 1/1/2038	2,000,000	2,047,874
	Series C,
	5.00% due 1/1/2034 - 1/1/2044	3,390,000	3,582,364
	5.25% due 1/1/2044 - 1/1/2045	2,750,000	2,891,050
	Series D, 5.00% due 1/1/2035	1,500,000	1,511,468
	Chicago Transit Authority Sales Tax Receipts Fund (AG), Series A, 5.00% due 12/1/2045	1,000,000	1,012,154
	City of Chicago (Chicago O’Hare International Airport) AMT, Series A, 5.00% due 1/1/2042	1,000,000	1,032,865
	City of Chicago (FNMA), Series A, 4.875% due 6/1/2043	2,175,000	2,244,452
	City of Chicago (Water System) (AG), Series 2017-2, 5.00% due 11/1/2036	4,500,000	4,602,793
	City of Chicago (Water System) (BHAC, AMBAC), 5.75% due 11/1/2030	805,000	862,116
	City of Chicago GO,
	Series A,
	5.00% due 1/1/2039	1,000,000	997,706
	5.625% due 1/1/2031	1,585,000	1,601,684

See notes to financial statements.	Semi-Annual Financial Statements | 229

Schedule of Investments, Continued

Thornburg Intermediate Municipal Fund | March 31, 2026 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE

	6.00% due 1/1/2038	$7,500,000	$7,573,485
	City of Chicago Waterworks Revenue, Series A, 5.00% due 11/1/2044	1,000,000	1,046,022
	City of Chicago Waterworks Revenue (AG), Series 2017-2, 5.00% due 11/1/2038	1,000,000	1,017,001
	City of Sterling (BAM) GO, 5.00% due 11/1/2043 - 11/1/2045	1,880,000	1,973,514
	Cook County School District No. 145 (BAM) GO, Series B, 5.00% due 12/1/2042 - 12/1/2045	1,475,000	1,537,927
	County of Cook Sales Tax Revenue,
	5.00% due 11/15/2038	435,000	444,381
	Series A, 5.00% due 11/15/2036 - 11/15/2038	3,160,000	3,340,360
	DuPage County High School District No. 87 Glenbard GO, 5.25% due 1/1/2046	1,100,000	1,161,575
	Illinois (FHLMC, FNMA, GNMA) (Green Bond) HDA, Series K, 5.25% due 10/1/2043	2,000,000	2,084,174
[a]	Illinois (Waste Management, Inc.; Guaranty: Waste Management Holdings) DFA AMT, Series A, 3.45% due 11/1/2044 (put 11/2/2026)	500,000	502,851
	Illinois Finance Authority (Ascension Health Credit Group),
	Series C,
	4.00% due 2/15/2033	235,000	236,127
	4.00% due 2/15/2033 (pre-refunded 2/15/2027)	565,000	572,834
	5.00% due 2/15/2041	920,000	926,199
	5.00% due 2/15/2041 (pre-refunded 2/15/2027)	625,000	639,026
	Illinois Finance Authority (Carle Foundation Obligated Group), Series A, 5.00% due 8/15/2034	1,700,000	1,823,806
	Illinois Finance Authority (Moorings of Arlington Heights LLC Obligated Group), Series A, 5.125% due 11/1/2046	1,000,000	966,540
[c]	Illinois Finance Authority (Presbyterian Homes Obligated Group), Series A, 5.00% due 11/1/2041 - 5/1/2042	2,860,000	2,980,616
	Illinois HDA, Series A, 4.80% due 2/1/2046	1,500,000	1,459,601
	Illinois State Toll Highway Authority, Series A, 5.00% due 1/1/2046	2,000,000	2,112,700
	Illinois State University (AG) COP, 5.00% due 4/1/2044	700,000	740,349
	Moultrie Shelby & Coles Counties Community Unit School District No. 300 (BAM) GO, 5.00% due 12/1/2042	1,500,000	1,525,022
	Northeastern Illinois University (BAM) COP, 5.00% due 7/1/2042	1,050,000	1,066,817
	Rock Island County School District No. 41 Milan (AG) GO, Series A, 5.00% due 1/1/2044	415,000	432,009
	Sales Tax Securitization Corp., Series A, 5.00% due 1/1/2029 - 1/1/2044	5,080,000	5,253,566
	Sales Tax Securitization Corp. (BAM), Series A, 5.00% due 1/1/2038	3,075,000	3,152,976
	Sales Tax Securitization Corp. (Green Bond), Series A, 5.00% due 1/1/2044	1,865,000	1,893,333
	Sangamon County School District No. 186 Springfield (BAM) GO, 5.00% due 6/1/2041 - 6/1/2043	4,500,000	4,773,619
	Southern Illinois University (BAM),
	Series A,
	4.00% due 4/1/2035	600,000	606,765
	5.00% due 4/1/2037 - 4/1/2042	2,040,000	2,157,651
	State of Illinois GO,
	5.00% due 2/1/2038	1,000,000	1,071,687
	5.50% due 5/1/2039	1,500,000	1,587,945
	Series A,
	5.00% due 12/1/2034 - 3/1/2046	13,310,000	13,801,615
	5.25% due 3/1/2038	300,000	319,931
	Series B,
	4.00% due 11/1/2039	2,455,000	2,317,012
	5.25% due 5/1/2043	3,500,000	3,645,810
	Series C,
	4.00% due 10/1/2041	1,690,000	1,564,959
[c]	5.25% due 4/1/2046	3,900,000	4,033,672
	5.50% due 10/1/2040	1,000,000	1,076,017
	Series D, 5.00% due 11/1/2027 - 11/1/2028	4,250,000	4,377,875
	Series E, 5.00% due 9/1/2045	3,500,000	3,597,415
	State of Illinois Sales Tax Revenue,
	Series B, 5.00% due 6/15/2030 - 6/15/2032	12,165,000	12,721,686
	Series C, 5.00% due 6/15/2041	600,000	633,650
	Will County School District No. 114 Manhattan (BAM) GO,
	5.25% due 1/1/2040 - 1/1/2041	1,000,000	1,073,814
	5.50% due 1/1/2043	2,000,000	2,168,378
	INDIANA — 3.0%
	City of Indianapolis Department of Public Utilities Water System Revenue, Series B, 5.00% due 10/1/2037	1,000,000	1,004,793
[a]	City of Mount Vernon (Southern Indiana Gas & Electric Co.) AMT, 4.25% due 9/1/2055 (put 9/1/2028)	2,000,000	2,052,682
	City of Whiting (BP Products North America, Inc.; Guaranty: BP plc) AMT,
[a]	4.40% due 11/1/2045 (put 6/10/2031)	1,000,000	1,031,262
[a]	Series A, 5.00% due 12/1/2044 (put 6/5/2026)	1,520,000	1,525,104
	Indiana Finance Authority (Ascension Health Credit Group), Series A-1, 5.00% due 11/15/2043	450,000	478,613
	Indiana Finance Authority (CWA Authority, Inc.), Series A, 5.00% due 10/1/2035	500,000	545,009

230 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Intermediate Municipal Fund | March 31, 2026 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE

	Indiana Finance Authority (Indiana Masonic Home, Inc. Obligated Group),
	Series B,
	5.00% due 5/1/2040	$1,150,000	$1,177,017
	5.25% due 5/1/2045	1,255,000	1,263,138
[a]	Indiana Finance Authority (Indiana University Health, Inc. Obligated Group), Series D-5, 5.00% due 10/1/2054 (put 10/1/2037)	2,000,000	2,192,398
	Indiana Finance Authority (Ohio Valley Electric Corp.), Series A, 4.25% due 11/1/2030	8,000,000	8,240,496
[a]	Indiana Finance Authority (Republic Services, Inc.) AMT, Series A, 2.90% due 5/1/2028 (put 6/1/2026)	2,200,000	2,198,854
	Indiana Finance Authority (Retirement Living, Inc. Obligated Group), Series A, 5.125% due 3/1/2045	3,210,000	3,223,135
	Indiana Finance Authority (Southern Indiana Gas & Electric Co.) AMT,
[a]	Series A, 4.00% due 3/1/2038 (put 8/1/2028)	1,500,000	1,520,016
[a]	Series B, 4.00% due 5/1/2043 (put 8/1/2028)	2,500,000	2,545,095
	Indiana Housing & Community Development Authority (FHLMC, FNMA, GNMA) (Green Bond), Series B-1, 4.90% due 7/1/2045	2,000,000	2,032,472
	Indiana Municipal Power Agency, Series C, 5.00% due 1/1/2036	1,000,000	1,003,787
	IPS Multi-School Building Corp. (Indianapolis Board of School Commissioners) (State Intercept) (Green Bond),
	5.00% due 7/15/2044	800,000	840,547
	5.50% due 7/15/2042	1,000,000	1,093,755
	Noblesville Redevelopment Authority, 5.50% due 7/15/2041	1,000,000	1,088,558
	Silver Creek School Building Corp. (State Intercept), 5.25% due 1/15/2042	2,000,000	2,133,996
	IOWA — 2.2%
	City of Bondurant, Series B, 5.00% due 6/1/2044	1,000,000	1,036,886
	County of Polk AMT GO, Series A, 5.00% due 6/1/2043	2,000,000	2,079,094
[b]	Iowa Finance Authority (Des Moines Christian Schools), 5.25% due 7/1/2046	1,380,000	1,367,356
	Iowa Finance Authority (FHLMC, FNMA, GNMA) (Green Bond), Series C, 4.85% due 7/1/2045	3,500,000	3,534,906
[a]	Iowa Finance Authority (Iowa Fertilizer Co. LLC; Guaranty: OCI NV), 5.00% due 12/1/2050 (pre-refunded 12/1/2032)	3,000,000	3,394,290
	Iowa Finance Authority (Lifespace Communities, Inc. Obligated Group), Series A, 5.00% due 5/15/2044	3,805,000	3,703,121
	Iowa Finance Authority (Pella Regional Health Center Obligated Group), 5.50% due 12/1/2045	1,000,000	1,023,314
	Iowa Finance Authority (Union at Bluffs Run LP) (FNMA), Series 2024-20FN Class PT, 4.65% due 7/1/2043	2,000,000	1,970,887
	Iowa Finance Authority (UnityPoint Health), Series C, 5.00% due 2/15/2030 - 2/15/2032	4,100,000	4,104,366
[a]	PEFA, Inc. (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 9/1/2049 (put 9/1/2026)	5,350,000	5,380,431
	KENTUCKY — 3.0%
[b]	City of Henderson (Guaranty: Pratt Industries, Inc.) AMT, Series B, 4.45% due 1/1/2042	1,000,000	942,572
[a]	County of Trimble (Louisville Gas & Electric Co.) AMT, Series A, 4.70% due 6/1/2054 (put 6/1/2027)	1,250,000	1,262,514
	Kentucky (Baptist Healthcare System Obligated Group) EDFA, Series B, 5.00% due 8/15/2041	5,000,000	5,025,430
	Kentucky Public Energy Authority (Guaranty: BP plc), Series C, 5.00% due 5/1/2036	6,500,000	6,837,376
	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Group),
	Series A-1,
[a]	4.00% due 8/1/2052 (put 8/1/2030)	1,220,000	1,231,948
[a]	5.25% due 4/1/2054 (put 2/1/2032)	14,750,000	15,713,986
	Kentucky State Property & Building Commission,
	Series A,
	4.00% due 11/1/2035	1,000,000	1,007,873
	5.25% due 6/1/2039	3,000,000	3,271,854
	Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group), Series A, 4.00% due 10/1/2036	1,800,000	1,736,179
	LOUISIANA — 0.7%
	Capital Area Finance Authority (GNMA), Series A, 4.60% due 10/1/2046	1,000,000	978,120
[b]	Louisiana Public Facilities Authority (Acadiana Renaissance Charter Academy), 6.00% due 6/15/2045	3,000,000	3,091,470
	Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group),
	5.00% due 5/15/2036	1,000,000	1,010,290
	Series A, 5.00% due 5/15/2035 - 5/15/2037	1,925,000	2,019,234
	West Baton Rouge Parish School Board (AG), 5.25% due 3/1/2045	1,885,000	2,028,086
	MAINE — 0.0%
	Maine Health & Higher Educational Facilities Authority (AG), Series A, 5.00% due 7/1/2041	350,000	374,643
	MARYLAND — 0.8%
	Maryland Community Development Administration (6301 Central Avenue LLC) (FNMA) (Green Bond), Series C-1, 5.05% due 2/1/2046	5,000,000	5,154,835
	Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group) (AG), 5.00% due 7/1/2045	1,000,000	1,040,024
	Maryland State Transportation Authority Passenger Facility Charge Revenue AMT, 4.00% due 6/1/2035	1,225,000	1,222,091
	State of Maryland Department of Transportation (Maryland Aviation Administration) AMT, Series B, 5.00% due 8/1/2036	2,000,000	2,108,498
	MASSACHUSETTS — 0.6%
[b]	Massachusetts (GingerCare Living, Inc. Obligated Group) DFA, Series B-1, 5.25% due 12/1/2030	3,900,000	3,884,728
	Massachusetts Port Authority AMT, Series B, 5.00% due 7/1/2043	2,000,000	1,999,846
	Massachusetts Port Authority AMT, Series C, 5.00% due 7/1/2044	2,000,000	2,025,078
	MICHIGAN — 1.1%

See notes to financial statements.	Semi-Annual Financial Statements | 231

Schedule of Investments, Continued

Thornburg Intermediate Municipal Fund | March 31, 2026 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE

	Byron Center Public Schools (Q-SBLF) GO, Series I, 5.00% due 5/1/2046	$600,000	$619,277
	Detroit City School District (School Building & Site Improvement) (AG, Q-SBLF) GO, Series A, 5.25% due 5/1/2026 - 5/1/2027	4,250,000	4,287,397
	Grand Rapids Economic Development Corp. (Michigan Christian Home Obligated Group), Series A, 5.75% due 11/1/2045	1,800,000	1,749,938
[b]	Kalamazoo Economic Development Corp., Series B-2, 4.25% due 8/15/2031	500,000	497,741
[b]	Kalamazoo Economic Development Corp. (Friendship Village of Kalamazoo Obligated Group), Series A, 6.00% due 8/15/2046	1,000,000	998,691
	Michigan Finance Authority (BHSH System Obligated Group), Series A, 4.00% due 4/15/2042	1,000,000	956,555
	Michigan Finance Authority (Government Loan Program), Series F, 5.00% due 4/1/2026	350,000	350,000
	Michigan Finance Authority (Henry Ford Health System Obligated Group), 4.00% due 11/15/2035	450,000	449,851
	Michigan Finance Authority (Trinity Health Corp. Obligated Group),
	Series 2016MI,
	5.00% due 12/1/2045	1,045,000	1,047,219
	5.00% due 12/1/2045 (pre-refunded 6/1/2026)	55,000	55,220
	Michigan State (Green Bond) HDA , Series A, 4.85% due 12/1/2045	1,500,000	1,530,103
	Wayne County Airport Authority (AG) AMT, Series B, 5.50% due 12/1/2043	675,000	732,080
	Wayne County Airport Authority (Detroit Metropolitan Wayne County Airport) AMT, Series B, 5.50% due 12/1/2043	500,000	550,581
	MINNESOTA — 0.4%
	City of Coon Rapids (Mississippi View Housing Partners LP) (FNMA), Series M, 5.60% due 12/1/2039	1,483,956	1,621,486
	Minneapolis-St Paul Metropolitan Airports Commission AMT, Series B, 5.00% due 1/1/2043	1,280,000	1,332,474
	Minnesota Housing Finance Agency (FHLMC, FNMA, GNMA) (Green Bond), Series F, 4.85% due 7/1/2045	1,500,000	1,505,092
	MISSOURI — 0.5%
	Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group),
	4.00% due 11/15/2039	1,500,000	1,484,987
[a]	Series C, 5.00% due 4/1/2059 (put 4/1/2035)	1,000,000	1,115,902
	Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group), Series A, 5.25% due 2/1/2044	680,000	695,084
	Missouri Housing Development Commission (FHLMC, FNMA, GNMA), Series C, 4.85% due 11/1/2045	2,000,000	2,025,320
	St. Charles County (Fox Hill Preservation LP) (FNMA, HUD) (Green Bond) IDA, 4.65% due 4/1/2043	496,910	495,496
	MONTANA — 0.2%
	Montana Board of Housing, Series B, 4.80% due 12/1/2043	1,985,000	2,054,225
	NEBRASKA — 0.5%
[a]	Central Plains Energy Project (Guaranty: Bank of Montreal), Series A, 5.00% due 5/1/2054 (put 11/1/2029)	2,000,000	2,104,336
	Central Plains Energy Project (Guaranty: Goldman Sachs Group, Inc.),
[a]	Series 1, 5.00% due 5/1/2053 (put 10/1/2029)	500,000	527,297
	Series A, 5.00% due 9/1/2031	1,000,000	1,067,329
	Nebraska Investment Finance Authority (FHLMC, FNMA, GNMA) (Green Bond), Series C, 5.05% due 9/1/2045	2,000,000	2,052,192
	NEVADA — 0.2%
	City of Las Vegas Special Improvement District No. 814 (Summerlin Village 21 & 24A), 4.00% due 6/1/2039 - 6/1/2044	990,000	861,886
[a]	County of Washoe (Sierra Pacific Power Co.) AMT, Series F, 4.125% due 3/1/2036 (put 10/1/2029)	1,500,000	1,517,711
	NEW JERSEY — 3.7%
	New Jersey (New Jersey Transit Corp.) EDA,
	Series A, 5.25% due 11/1/2042	4,000,000	4,300,476
	Series B, 5.00% due 6/15/2043	2,000,000	2,040,956
	New Jersey (School Facilities Construction) (AMBAC) EDA, Series N-1, 5.50% due 9/1/2026	3,000,000	3,036,621
	New Jersey (School Facilities Construction) (NPFG) EDA, Series N-1, 5.50% due 9/1/2027	1,700,000	1,768,522
	New Jersey (State of New Jersey Department of the Treasury) EDA, Series EEE, 5.00% due 6/15/2043	2,180,000	2,243,767
	New Jersey Health Care Facilities Financing Authority (Virtua Health Obligated Group), 5.00% due 7/1/2027 - 7/1/2028	2,815,000	2,819,974
	New Jersey Higher Education Student Assistance Authority AMT,
	Series A, 5.00% due 12/1/2032	1,500,000	1,602,099
	Series B, 5.00% due 12/1/2032	750,000	801,028
	New Jersey Housing & Mortgage Finance Agency (Green Bond), Series M, 5.05% due 10/1/2045	1,960,000	2,005,813
[a]	New Jersey Housing & Mortgage Finance Agency (Rowan Preservation LLC) (HUD), Series D-2, 3.10% due 7/1/2029 (put 7/1/2028)	1,000,000	1,001,350
	New Jersey Transportation Trust Fund Authority,
	Series A, 5.00% due 12/15/2032 - 12/15/2035	5,300,000	5,540,801
	Series AA,
	5.00% due 6/15/2035 - 6/15/2040	1,800,000	1,917,396
	5.25% due 6/15/2043	3,100,000	3,207,058
	Series BB1, 5.00% due 6/15/2034	2,000,000	2,096,882
	New Jersey Transportation Trust Fund Authority (State of New Jersey),
	Series A, 4.00% due 12/15/2039	3,000,000	2,964,234
	Series BB, 5.00% due 6/15/2044	1,000,000	1,027,126
	Series CC, 5.00% due 6/15/2040	2,000,000	2,138,980
	New Jersey Transportation Trust Fund Authority (Transportation Program Bonds), Series CC, 5.00% due 6/15/2042	3,750,000	3,975,135
	New Jersey Transportation Trust Fund Authority (Transportation System), Series A, 5.00% due 12/15/2039	1,500,000	1,565,976

232 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Intermediate Municipal Fund | March 31, 2026 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE

	NEW MEXICO — 1.2%
	Albuquerque Municipal School District No. 12 (State Aid Withholding) GO, Series A, 5.00% due 8/1/2035	$500,000	$535,990
[a]	City of Farmington (Public Service Co. of New Mexico), Series E, 3.875% due 6/1/2040 (put 6/1/2029)	2,265,000	2,300,042
	City of Rio Rancho (GRT), 5.00% due 6/1/2043 - 6/1/2044	3,350,000	3,535,351
	City of Santa Fe (El Castillo Retirement Residences Obligated Group), 4.50% due 5/15/2027	680,000	680,309
	New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group), Series A, 5.00% due 7/1/2032 - 7/1/2033	935,000	943,437
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group), Series A, 5.00% due 8/1/2044	2,250,000	2,266,582
	New Mexico Institute of Mining & Technology (Campus Buildings Acquisition & Improvements) (AG), 4.00% due 12/1/2035 - 12/1/2036	1,210,000	1,219,532
	New Mexico Mortgage Finance Authority, Series A, 4.60% due 9/1/2046	1,575,000	1,534,762
	New Mexico Mortgage Finance Authority (FHLMC, FNMA, GNMA), Series C Class I, 4.95% due 9/1/2045	995,000	1,006,957
	Village of Los Ranchos de Albuquerque (Albuquerque Academy), 4.00% due 9/1/2040	825,000	793,329
	NEW YORK — 5.0%
[b]	Build NYC Resource Corp. (RiverSpring Health Senior Living, Inc. Obligated Group), 5.25% due 12/15/2031	4,000,000	3,905,880
	Build NYC Resource Corp. (South Bronx Classical Charter School V), Series A, 5.00% due 6/15/2046	600,000	591,796
	City of Long Beach (BAM) GO, Series B, 5.25% due 7/15/2042	1,000,000	1,047,750
	City of New York (City Budget Financial Management) GO, Series J, 5.00% due 8/1/2030	5,000	5,008
	City of New York GO,
	Series D-1,
	5.00% due 12/1/2044	2,000,000	2,033,486
	5.25% due 5/1/2040 - 5/1/2041	2,500,000	2,672,755
	5.50% due 5/1/2045	1,720,000	1,826,353
[c]	Series G, 5.25% due 2/1/2047	1,000,000	1,055,030
	Series G-1, 5.00% due 2/1/2042 - 2/1/2044	2,475,000	2,619,969
	Dutchess County Local Development Corp. (Tompkins Terrace Housing LP) (FNMA) (Green Bond), 5.00% due 10/1/2040	3,089,070	3,278,887
	Metropolitan Transportation Authority, Series D, 5.00% due 11/15/2030 - 11/15/2035	8,295,000	8,446,401
	Metropolitan Transportation Authority (Green Bond), Series A1, 5.00% due 11/15/2035 - 11/15/2036	1,820,000	1,838,629
	New York City Housing Development Corp. (HUD) (Green Bond), Series B-1, 5.05% due 11/1/2043	4,250,000	4,372,719
	New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue), Series A, 5.00% due 5/1/2045	2,000,000	2,119,000
	New York City Transitional Finance Authority Building Aid Revenue (State Aid Withholding), Series S-1A, 4.00% due 7/15/2036	2,000,000	2,047,784
	New York City Transitional Finance Authority Future Tax Secured Revenue,
	Series A, 5.00% due 11/1/2036	1,230,000	1,307,952
	Series A-1, 5.00% due 8/1/2038 - 8/1/2045	1,900,000	1,970,875
	Series E-1, 5.00% due 2/1/2040	2,000,000	2,021,204
	New York State Dormitory (Roswell Park Cancer Institute Corp. Obligated Group) (AG), Series A-1, 5.25% due 7/1/2044 - 7/1/2045	920,000	986,297
	New York State Dormitory Authority (AG, State Aid Withholding), Series A, 5.00% due 10/1/2038 - 10/1/2039	1,250,000	1,354,409
	New York State Dormitory Authority (State of New York Personal Income Tax Revenue),
	Series A,
	4.00% due 2/15/2034	1,490,000	1,493,838
	5.00% due 3/15/2047	2,655,000	2,761,115
	New York State Thruway Authority (State of New York Personal Income Tax Revenue),
	5.00% due 3/15/2041	1,500,000	1,599,239
	Series A, 5.00% due 3/15/2046	750,000	774,619
	New York State Urban Development Corp. (State of New York Personal Income Tax Revenue), Series A, 5.00% due 3/15/2041 - 3/15/2042	4,300,000	4,513,998
	New York Transportation Development Corp. (Laguardia Gateway Partners LLC) AMT, Series A-P3, 5.00% due 7/1/2046	1,000,000	999,105
	Port Authority of New York & New Jersey AMT,
	5.00% due 4/15/2037	1,500,000	1,516,143
	Series 207, 5.00% due 9/15/2030	1,400,000	1,449,806
	State of New York Mortgage Agency (SONYMA) (Green Bond) AMT, Series 253, 4.70% due 10/1/2038	910,000	920,945
	Triborough Bridge & Tunnel Authority, Series D, 5.00% due 11/15/2033	250,000	271,953
	Westchester County Local Development Corp. (Miriam Osborn Memorial Home Association Obligated Group), 5.00% due 7/1/2029	250,000	255,956
	NORTH CAROLINA — 1.3%
	Charlotte-Mecklenburg Hospital Authority (Carolinas Healthcare System), Series A, 5.00% due 1/15/2028	2,190,000	2,193,885
	Gastonia Housing Authority, Series 2026-03FN, 4.60% due 11/1/2044	1,500,000	1,492,343
	Greater Asheville Regional Airport Authority (AG) AMT, 5.25% due 7/1/2042 - 7/1/2043	1,435,000	1,497,453
	Inlivian, Series A, 5.05% due 2/1/2043	1,625,000	1,741,592
	Nash Health Care Systems, 5.00% due 2/1/2045	875,000	891,914
	North Carolina Medical Care Commission (Chapel Hill Residential Center, Inc. Obligated Group),
	5.00% due 12/1/2042	1,290,000	1,332,039
	5.25% due 12/1/2043 - 12/1/2045	2,570,000	2,670,511
	North Carolina Medical Care Commission (Maryfield, Inc. Obligated Group),
	5.00% due 10/1/2036	245,000	258,322
	5.375% due 10/1/2045	810,000	826,842
	North Carolina Medical Care Commission (Penick Village Obligated Group), Series A, 5.50% due 9/1/2044	1,380,000	1,380,584

See notes to financial statements.	Semi-Annual Financial Statements | 233

Schedule of Investments, Continued

Thornburg Intermediate Municipal Fund | March 31, 2026 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE

	North Carolina Medical Care Commission (Plantation Village Obligated Group), Series A, 4.00% due 1/1/2041	$1,020,000	$942,909
	North Carolina Medical Care Commission (United Methodist Retirement Homes, Inc. Obligated Group), Series A, 5.125% due 10/1/2045	530,000	527,569
	NORTH DAKOTA — 0.7%
	North Dakota Housing Finance Agency (Green Bond),
	Series A,
	4.70% due 7/1/2040	1,500,000	1,535,914
	4.94% due 7/1/2045	7,500,000	7,626,585
	OHIO — 1.3%
	City of Cleveland GO, 5.00% due 12/1/2026	15,000	15,029
	Cleveland State University (BAM), Series C, 5.00% due 6/1/2041	2,830,000	3,070,536
	Columbus Regional Airport Authority AMT, Series A, 5.25% due 1/1/2045	1,750,000	1,824,280
	Columbus-Franklin County Finance Authority, Series A, 5.125% due 1/1/2044	1,000,000	1,042,051
	Columbus-Franklin County Finance Authority (Meadow Creek Apartments LP) (FNMA), 4.82% due 11/1/2043	1,850,000	1,863,651
	County of Allen Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.), Series A, 5.00% due 8/1/2042	1,400,000	1,409,796
	County of Hamilton (Life Enriching Communities Obligated Group), 5.25% due 1/1/2035 - 1/1/2045	1,200,000	1,262,432
	Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group), 5.25% due 1/1/2037	840,000	897,426
	Ohio Housing Finance Agency (FHLMC, FNMA, GNMA) (Green Bond), Series B, 4.80% due 9/1/2043	865,000	878,795
	Ohio Housing Finance Agency (Yorktown Preservation LLC) (FNMA, HUD), 4.55% due 4/1/2041	2,085,000	2,103,023
	West Central Ohio Port Authority (Global Impact STEM Academy), Series A, 5.00% due 12/1/2045	1,235,000	1,196,175
	OKLAHOMA — 0.5%
	Clinton Public Works Authority, 5.00% due 10/1/2039	3,335,000	3,489,197
	Love County Educational Facilities Authority (Love County ISD No. 4 Thackerville), 4.75% due 9/1/2037	1,135,000	1,145,905
	McIntosh County Educational Facilities Authority (District No. 1 Eufaula) ISD, 5.00% due 9/1/2039 - 9/1/2041	1,200,000	1,221,133
	OREGON — 0.0%
	Salem Hospital Facility Authority (Capital Manor, Inc. Obligated Group), 4.00% due 5/15/2040	500,000	459,404
	PENNSYLVANIA — 5.9%
	Allegheny County Airport Authority (AG) AMT, Series A, 5.25% due 1/1/2044 - 1/1/2045	3,825,000	4,063,178
	Chester County Health & Education Facilities Authority (Tel Hai Retirement Community Obligated Group), 5.125% due 6/1/2046	3,360,000	3,343,254
	City of Philadelphia (Pennsylvania Gas Works), Series 14, 5.00% due 10/1/2034	500,000	504,058
	City of Philadelphia (Philadelphia Gas Works), Series 15, 5.00% due 8/1/2042	2,000,000	2,017,066
	City of Philadelphia Airport Revenue (AG) AMT, 4.00% due 7/1/2041	2,000,000	1,902,550
	City of Philadelphia Airport Revenue AMT,
	5.00% due 7/1/2036	1,610,000	1,701,295
	Series B,
	5.00% due 7/1/2033 - 7/1/2042	9,150,000	9,270,424
	5.25% due 7/1/2045	855,000	901,862
	Series C, 5.00% due 7/1/2032	1,380,000	1,466,442
	City of Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2038	1,360,000	1,378,156
	City of Philadelphia Water & Wastewater Revenue, Series A, 5.00% due 11/1/2045	1,050,000	1,080,638
	Geisinger Authority (Kaiser Obligated Group),
	Series A-1, 5.00% due 2/15/2045	2,000,000	2,006,834
	Series A-2, 5.00% due 2/15/2039	1,100,000	1,110,024
	Maxatawny Township Municipal Authority (Lutheran Senior Services East Obligated Group), Series A, 5.00% due 1/1/2040	1,000,000	1,020,472
	Montgomery County (ACTS Retirement-Life Communities, Inc. Obligated Group) IDA, Series C, 5.00% due 11/15/2045	2,000,000	1,990,362
[a]	Montgomery County (Constellation Energy Generation LLC) IDA AMT, Series C, 4.45% due 10/1/2034 (put 4/3/2028)	1,000,000	1,011,339
	Pennsylvania (Pennsylvania Department of Transportation) EDFA AMT, 5.50% due 6/30/2043	6,000,000	6,310,038
	Pennsylvania (Presbyterian Homes Obligated Group) EDFA,
	Series B-2,
	5.00% due 7/1/2042	1,250,000	1,262,910
	5.25% due 7/1/2046	1,600,000	1,601,416
[a]	Pennsylvania (Republic Services, Inc.) EDFA AMT, Series B-2, 3.25% due 4/1/2049 (put 7/15/2026)	1,000,000	996,771
	Pennsylvania (UPMC Obligated Group) EDFA,
	Series A,
	4.00% due 10/15/2037	1,000,000	984,832
	5.00% due 2/15/2036	1,000,000	1,065,082
[c]	5.00% due 12/15/2047	2,000,000	2,032,614
	Series B, 5.00% due 5/15/2039	1,000,000	1,064,337
[a]	Pennsylvania (Waste Management, Inc.; Guaranty: Waste Management Holdings) EDFA AMT, Series A, 4.00% due 6/1/2041 (put 7/1/2026)	3,000,000	3,000,981
	Pennsylvania Housing Finance Agency (Cambridge Community Partners LP) (FNMA, HUD) (Green Bond), Series A, 5.55% due 11/1/2042	1,093,721	1,210,507
	Pennsylvania Housing Finance Agency (Green Bond),
	Series 148A, 3.95% due 10/1/2036	990,000	984,801
	Series 149A, 4.75% due 10/1/2040	1,580,000	1,627,245

234 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Intermediate Municipal Fund | March 31, 2026 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE

	Pennsylvania Housing Finance Agency (Green Bond) AMT, 5.00% due 4/1/2027	$1,500,000	$1,527,337
	Pennsylvania State Public School Building Authority (Philadelphia School District) (AG, State Aid Withholding), Series B, 5.00% due 6/1/2027	5,000,000	5,146,820
	Pennsylvania Turnpike Commission, Series 2, 5.00% due 12/1/2036	1,150,000	1,180,472
	Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2034 - 4/1/2036	3,525,000	3,586,253
	School District of Philadelphia (State Aid Withholding) GO, Series A, 5.00% due 9/1/2044	1,250,000	1,277,504
	State Public School Building Authority (School District of Philadelphia) (AG, State Aid Withholding), Series A, 5.00% due 6/1/2032	3,500,000	3,546,081
	RHODE ISLAND — 0.3%
	Rhode Island Housing & Mortgage Finance Corp. (FNMA), Series A, 4.80% due 6/1/2043	2,490,000	2,504,051
	Rhode Island Housing & Mortgage Finance Corp. (GNMA) (Green Bond), Series 81-A, 5.25% due 10/1/2043	880,000	923,748
	SOUTH CAROLINA — 2.2%
[a]	Patriots Energy Group Financing Agency (Guaranty: Royal Bank of Canada), Series B-1, 5.25% due 2/1/2054 (put 3/1/2031)	6,000,000	6,398,760
[a]	Patriots Energy Group Financing Agency (Guaranty: Sumitomo Mitsui Banking Corp.), Series A1, 5.25% due 10/1/2054 (put 8/1/2031)	9,500,000	10,170,795
	South Carolina Jobs (Bishop Gadsden Episcopal Retirement Community Obligated Group) EDA, 5.125% due 4/1/2046	2,500,000	2,450,933
[c]	South Carolina Jobs (International Paper Co.) EDA AMT, Series A, 3.95% due 4/1/2033	2,000,000	1,991,386
	South Carolina Jobs (Rolling Green Village) EDA, Series A, 5.50% due 12/1/2045	500,000	488,781
	South Carolina Jobs (Wesley Commons Obligated Group) EDA, Series A, 5.50% due 10/1/2045	735,000	720,122
	South Carolina Jobs-EDA (McLeod Health Obligated Group), 5.00% due 11/1/2043	2,300,000	2,323,288
	South Carolina State Housing Finance & Development Authority (FHLMC, FNMA, GNMA), Series B, 4.875% due 7/1/2045	1,990,000	2,030,779
	South Carolina State Housing Finance & Development Authority (Hallmark Settlement Manor LP) (FNMA), Series A, 4.80% due 5/1/2043	1,000,000	1,035,749
	SOUTH DAKOTA — 0.4%
	County of Lincoln (Augustana University Association),
	5.00% due 8/1/2041	480,000	476,137
	5.25% due 8/1/2040	750,000	765,899
	South Dakota (FHLMC, FNMA, GNMA) HDA , Series C, 5.00% due 11/1/2045	3,000,000	3,067,326
	South Dakota Health & Educational Facilities Authority (Monument Health Obligated Group), 5.00% due 9/1/2046	775,000	789,978
	TENNESSEE — 3.2%
	Health & Educational Facilities Board of The Metropolitan Government of Nashville, Series 2024-11FN Class PT, 4.80% due 7/1/2043	3,000,000	3,033,344
	Knox County Health Educational & Housing Facility Board (Provident Group - UTK Properties LLC) (BAM), Series A-1, 5.00% due 7/1/2044	425,000	439,965
	Knox County Health Educational & Housing Facility Board (Village at Inskip LP) (FNMA), Series A, 4.625% due 12/1/2043	1,500,000	1,507,282
	Memphis-Shelby County Airport Authority AMT,
	5.00% due 7/1/2043	1,000,000	1,002,862
	Series A, 5.00% due 7/1/2045	1,025,000	1,035,898
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Series A, 5.10% due 7/1/2044	1,625,000	1,721,805
[a]	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (HV Land Co. LP), 3.35% due 6/1/2044 (put
	12/1/2026)	3,900,000	3,904,150
	Metropolitan Nashville Airport Authority AMT, Series B, 5.00% due 7/1/2046	1,000,000	1,019,286
	Shelby County Health Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare) (AG), Series A, 5.00% due 6/1/2035	1,500,000	1,646,272
	Shelby County Health Educational & Housing Facility Board (Methodist Le Bonheur Healthcare), Series A, 5.00% due 5/1/2036	1,000,000	1,011,361
[a]	Tennergy Corp. (Guaranty: Morgan Stanley Group), Series A, 4.00% due 12/1/2051 (put 9/1/2028)	2,000,000	2,014,880
	Tennessee (FHLMC, FNMA, GNMA) (Green Bond) HDA,
	Series 1A, 4.90% due 7/1/2045	1,000,000	1,007,848
	Series 3A, 5.20% due 7/1/2043	1,975,000	2,042,569
[a]	Tennessee Energy Acquisition Corp. (Guaranty: Goldman Sachs Group, Inc.), Series A-1, 5.00% due 5/1/2053 (put 5/1/2028)	5,000,000	5,114,970
[a]	Tennessee Energy Acquisition Corp. (Tennessee Energy Acquisition Corp.; Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due 5/1/2052 (put
	11/1/2031)	11,785,000	12,411,608
	TEXAS — 8.2%
	Agua Dulce (PSF-GTD) ISD GO, 5.00% due 8/15/2045	650,000	677,886
	Athens (PSF-GTD) ISD GO, 5.00% due 2/15/2046	2,000,000	2,091,254
	City of Austin Airport System Revenue AMT, 5.00% due 11/15/2038 - 11/15/2044	5,940,000	6,198,253
	City of Dallas Housing Finance Corp.,
	Series 2025-04FN Class PT, 4.625% due 10/1/2043	2,000,000	1,989,094
	Series A, 5.00% due 3/1/2044	1,000,000	1,038,776
	City of Houston Airport System Revenue (United Airlines, Inc.) AMT, Series B, 5.50% due 7/15/2039	1,000,000	1,035,726
	City of Houston Airport System Revenue AMT,
	Series A,
	5.00% due 7/1/2033 - 7/1/2036	2,750,000	2,844,996
	5.50% due 7/1/2045	1,000,000	1,078,795
	City of Kyle (CTFS Obligation) (AG) GO, 5.00% due 8/15/2045	500,000	519,004
	City of Port Arthur (CTFS Obligation) (BAM) GO, 5.00% due 2/15/2044	445,000	466,887
	City of San Antonio (Public Facilities Corp.), 5.00% due 9/15/2040	2,000,000	2,138,238
	City of San Antonio Electric & Gas Systems Revenue, Series A, 5.00% due 2/1/2046	3,500,000	3,653,086
	Clifton Higher Education Finance Corp. (International Leadership of Texas, Inc.) (PSF-GTD), Series A, 5.00% due 8/15/2038	900,000	962,293

See notes to financial statements.	Semi-Annual Financial Statements | 235

Schedule of Investments, Continued

Thornburg Intermediate Municipal Fund | March 31, 2026 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE

	County of Bexar GO, 4.00% due 6/15/2036	$1,000,000	$1,001,499
	Dallas College GO, 5.00% due 2/15/2037	715,000	715,902
	Gainesville (PSF-GTD) ISD GO, 5.25% due 2/15/2046	800,000	859,902
	Grand Parkway Transportation Corp., Series A, 5.00% due 10/1/2043	1,875,000	1,918,149
	Greater Texas Cultural Education Facilities Finance Corp. (County of Fort Bend), Series A, 5.00% due 3/1/2034	1,185,000	1,281,115
	Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group), 5.00% due 7/1/2040	5,000,000	5,017,960
	Harris County Hospital District GO, 5.00% due 2/15/2046	2,500,000	2,594,042
	Liberty Hill (PSF-GTD) GO, 5.00% due 2/1/2045 - 2/1/2047	1,980,000	2,066,773
	Lower Colorado River Authority (LCRA Transmission Services Corp.),
	5.00% due 5/15/2039 - 5/15/2046	4,130,000	4,201,914
	Series A,
	5.00% due 5/15/2039	500,000	524,518
	5.25% due 5/15/2042	1,410,000	1,504,268
	Matagorda County Navigation District No. 1 (AEP Texas, Inc.) AMT, 4.25% due 5/1/2030	2,000,000	2,060,854
	Memorial City Redevelopment Authority (Houston Reinvestment Zone No. 17) (AG), 5.00% due 9/1/2045	1,200,000	1,232,800
	Midway McLennan County (PSF-GTD) ISD GO, 5.00% due 8/15/2046	575,000	603,636
	Mission Economic Development Corp. (Republic Services, Inc.) AMT,
[a]	4.00% due 6/1/2054 (put 6/1/2034)	1,545,000	1,524,893
[a]	Series A, 3.00% due 5/1/2050 (put 5/1/2026)	1,000,000	999,233
[a]	Mission Economic Development Corp. (Waste Management, Inc.) AMT, Series A, 2.875% due 5/1/2046 (put 6/1/2026)	1,750,000	1,749,086
	New Hope Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes Obligated Group), 5.25% due 1/1/2040	1,000,000	1,042,733
	New Hope Cultural Education Facilities Finance Corp. (Westminster Manor Obligated Group), 5.00% due 11/1/2040	2,000,000	2,037,086
	Newark Higher Education Finance Corp. (Hughen Center, Inc.) (PSF-GTD), Series A, 5.00% due 8/15/2042	600,000	628,516
	North Texas Tollway Authority (North Texas Tollway System), Series A, 4.125% due 1/1/2040	1,500,000	1,512,403
	Northwest (PSF-GTD) ISD GO, 5.00% due 2/15/2042	1,730,000	1,844,047
	San Marcos Consolidated (PSF-GTD) ISD GO, 5.00% due 8/15/2042	1,250,000	1,330,309
[c]	Sheldon (PSF-GTD) ISD GO, 5.00% due 2/15/2047	2,185,000	2,268,664
	Somerville (PSF-GTD) ISD GO, 5.25% due 2/15/2042	1,635,000	1,797,584
	Springtown (PSF-GTD) ISD GO, 5.00% due 2/15/2046	1,500,000	1,570,920
	Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health Obligated Group), Series A, 4.00% due 11/15/2036	1,000,000	1,001,414
	Tarrant County Cultural Education Facilities Finance Corp. (Christus Health Obligated Group),
[a]	Series A, 5.00% due 7/1/2053 (put 7/1/2032)	2,000,000	2,138,266
	Series B, 5.00% due 7/1/2033 - 7/1/2036	4,185,000	4,337,447
	Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center Obligated Group), 5.00% due 12/1/2045	1,150,000	1,184,223
	Tarrant County Cultural Education Facilities Finance Corp. (Cumberland Rest, Inc. Obligated Group), 5.00% due 10/1/2034 - 10/1/2044	3,680,000	3,828,692
	Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas Obligated Group), 5.00% due 10/1/2040	3,520,000	3,717,993
[a]	Texas Municipal Gas Acquisition & Supply Corp. IV (Guaranty: BP plc), Series B, 5.50% due 1/1/2054 (put 1/1/2034)	6,000,000	6,547,716
	Texas Municipal Gas Acquisition & Supply Corp. VI (Guaranty: Bank of America Corp.), 5.00% due 1/1/2036	5,065,000	5,375,130
	Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) AMT, 5.50% due 6/30/2043	1,150,000	1,207,850
	Texas Public Finance Authority (Texas Southern University) (BAM), 5.25% due 5/1/2040	500,000	544,542
	Texas State Technical College (AG), Series A, 5.50% due 8/1/2042	2,000,000	2,191,804
	Waco Educational Finance Corp. (Baylor University Issue), 4.00% due 3/1/2041	850,000	810,968
	UTAH — 1.3%
	City of Salt Lake City Airport Revenue AMT,
	Series A,
	5.00% due 7/1/2030 - 7/1/2042	6,975,000	7,101,866
	5.25% due 7/1/2040 - 7/1/2045	6,530,000	6,886,049
	Utah Charter School Finance Authority (Summit Academy, Inc.), Series A, 5.00% due 4/15/2039	500,000	508,849
	Utah Housing Corp. (FNMA), Series A, 4.69% due 2/1/2045	1,000,000	991,242
	Utah Telecommunication Open Infrastructure Agency, 5.50% due 6/1/2040	500,000	546,308
	VIRGINIA — 1.2%
	Virginia HDA,
	Series F, 5.00% due 7/1/2045	3,000,000	3,070,746
	Series F-1, 4.95% due 7/1/2045	500,000	504,653
	Virginia Small Business Financing Authority (Bon Secours Mercy Health, Inc.), Series A, 5.00% due 10/1/2041 - 10/1/2042	1,010,000	1,053,933
	Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group), Series A, 5.00% due 1/1/2029	850,000	895,883
[a]	Wise County (Virginia Electric & Power Co.) IDA, Series A, 3.80% due 11/1/2040 (put 5/28/2027)	8,790,000	8,879,561
	WASHINGTON — 1.3%
	Clark County Public Utility District No. 1, 5.00% due 1/1/2040 - 1/1/2041	1,000,000	1,060,895
	Port of Seattle AMT, 5.00% due 4/1/2036	1,000,000	1,031,935
	State of Washington GO,
	Series 2021A, 5.00% due 6/1/2040	2,225,000	2,339,861
	Series B, 5.00% due 6/1/2041	1,000,000	1,023,593

236 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Intermediate Municipal Fund  |  March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	Washington State Housing Finance Commission, Series 1N, 5.00% due 12/1/2045	$2,000,000	$2,057,668
	Washington State Housing Finance Commission (Camas Flats Oak Harbor 1 LLLP) (FNMA), Series A, 4.55% due 8/1/2043	1,000,000	1,000,231
	Washington State Housing Finance Commission (Eastside Retirement Association Obligated Group), Series A, 5.00% due 7/1/2043	3,000,000	3,036,396
[b]	Washington State Housing Finance Commission (Josephine Caring Community Obligated Group), Series A, 6.25% due 7/1/2046	4,000,000	3,991,660
[b]	Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences), 5.875% due 7/1/2043	1,000,000	1,039,828
	WEST VIRGINIA — 0.2%
	County of Ohio Special District Excise Tax Revenue (Fort Henry Economic Opportunity Development District Excise Tax Revenue) (AG), Series A, 5.25% due 6/1/2045	1,000,000	1,040,520
	Morgantown Utility Board, Inc. (AG), Series A, 5.00% due 12/1/2041	2,000,000	2,011,860
	WISCONSIN — 2.7%
	Public Finance Authority (National Senior Communities Obligated Group), 4.00% due 1/1/2028 - 1/1/2042	5,235,000	5,292,827
[b]	Public Finance Authority (Penick Village Obligated Group), 5.00% due 9/1/2039	770,000	773,271
	Public Finance Authority (Texas Biomedical Research Institute), Series A, 4.00% due 6/1/2040 - 6/1/2041	525,000	452,241
	Public Finance Authority (WakeMed Obligated Group), Series A, 5.00% due 10/1/2044	6,900,000	6,939,123
	Racine (AG) USD GO,
	5.00% due 4/1/2039	1,640,000	1,740,934
	5.00% due 4/1/2039 - 4/1/2042 (pre-refunded 4/1/2031)	695,000	773,714
	Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group),
	Series A,
	4.50% due 11/15/2039	500,000	500,304
	5.00% due 11/15/2036	2,380,000	2,384,417
	Wisconsin Health & Educational Facilities Authority (Fort Healthcare, Inc. Obligated Group), Series A, 5.00% due 10/1/2038	715,000	765,486
	Wisconsin Health & Educational Facilities Authority (Hospital Sisters Services Obligated Group) (AG), Series A, 5.25% due 8/15/2045	4,850,000	5,168,572
	Wisconsin Housing & EDA Home Ownership Revenue (FHLMC, FNMA, GNMA) (Green Bond), Series C, 4.50% due 9/1/2044	9,190,000	9,020,252
	TOTAL LONG-TERM MUNICIPAL BONDS — 93.1% (Cost $1,127,383,195)		1,151,278,301

	SHORT-TERM MUNICIPAL BONDS — 6.9%

	ARIZONA — 0.3%
[a]	Arizona (Banner Health Obligated Group; LOC Bank of America NA) HFA, Series C, 2.70% due 1/1/2046 (put 4/1/2026)	4,000,000	4,000,000
	MISSISSIPPI — 2.1%
	Mississippi Business Finance Corp. (Chevron USA, Inc.; Guaranty: Chevron Corp.),
[a]	Series C, 2.80% due 11/1/2035 (put 4/1/2026)	800,000	800,000
[a]	Series G, 2.80% due 11/1/2035 (put 4/1/2026)	24,600,000	24,600,000
	MISSOURI — 0.3%
[a]	Health & Educational Facilities Authority of the State of Missouri (St. Louis University; LOC Wells Fargo Bank NA), Series B-2, 2.65% due 10/1/2035 (put 4/1/2026)	3,840,000	3,840,000
	NEW YORK — 2.1%
[a]	City of New York (LOC Mizuho Bank Ltd.) GO, Series G-6, 2.80% due 4/1/2042 (put 4/1/2026)	910,000	910,000
	City of New York (SPA Barclays Bank plc) GO,
[a]	Series F-5, 2.85% due 6/1/2044 (put 4/1/2026)	7,400,000	7,400,000
[a]	Series G-6, 2.85% due 10/1/2046 (put 4/1/2026)	7,555,000	7,555,000
[a]	New York City Municipal Water Finance Authority (New York City Water & Sewer System; SPA JP Morgan Chase Bank NA), Series AA-2, 2.70% due
	6/15/2050 (put 4/1/2026)	3,825,000	3,825,000
[a]	New York City Municipal Water Finance Authority (New York City Water & Sewer System; SPA State Street B&T Co.), Series BB-2, 2.65% due 6/15/2049 (put 4/1/2026)	3,250,000	3,250,000
[a]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA JP Morgan Chase Bank NA), Series E-4, 2.70% due 2/1/2045 (put 4/1/2026)	3,585,000	3,585,000
	NORTH CAROLINA — 0.3%
[a]	Charlotte-Mecklenburg Hospital Authority (Atrium Health Obligated Group; SPA JP Morgan Chase Bank NA), Series B, 2.75% due 1/15/2038 (put 4/1/2026)	3,205,000	3,205,000
	OHIO — 1.1%
[a]	Ohio Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group; SPA Barclays Bank plc), 2.80% due 1/1/2043 (put 4/1/2026)	13,885,000	13,885,000
	TEXAS — 0.7%
[a]	Gulf Coast (Exxon Mobil Corp.) IDA, 2.70% due 11/1/2041 (put 4/1/2026)	5,000,000	5,000,000
[a]	Port of Port Arthur Navigation District (Motiva Enterprises LLC), 2.70% due 4/1/2040 (put 4/1/2026)	3,000,000	3,000,000
	TOTAL SHORT-TERM MUNICIPAL BONDS — 6.9% (Cost $84,855,000)		84,855,000

See notes to financial statements.	Semi-Annual Financial Statements | 237

Schedule of Investments, Continued

Thornburg Intermediate Municipal Fund | March 31, 2026 (Unaudited)

	PRINCIPAL
ISSUER-DESCRIPTION	AMOUNT	VALUE

TOTAL INVESTMENTS — 100.0% (Cost $1,212,238,195)		$1,236,133,301

LIABILITIES NET OF OTHER ASSETS — (0.0)%		(115,801)

NET ASSETS — 100.0%		$1,236,017,500

Footnote Legend

a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on March 31, 2026.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the aggregate value of these securities in the Fund’s portfolio was $25,970,855, representing 2.10% of the Fund’s net assets.

c	When-issued security.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AG	Insured by Assured Guaranty, Inc.	HDA	Housing Development Authority
AMBAC	Insured by American Municipal Bond Assurance Corp.	HFA	Health Facilities Authority
AMT	Alternative Minimum Tax	HFFA	Health Facilities Financing Authority
BAM	Insured by Build America Mutual Insurance Co.	HUD	Insured by Housing and Urban Development
BHAC	Insured by Berkshire Hathaway Assurance Corp.	IDA	Industrial Development Authority/Agency
COP	Certificates of Participation	ISD	Independent School District
DFA	Development Finance Authority/Agency	LOC	Letter of Credit
EDA	Economic Development Authority	NPFG	Insured by National Public Finance Guarantee Corp.
EDFA	Economic Development Financing Authority	PSF-GTD	Guaranteed by Permanent School Fund
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.	Q-SBLF	Insured by Qualified School Bond Loan Fund
FNMA	Collateralized by Federal National Mortgage Association	SONYMA	State of New York Mortgage Agency
GNMA	Collateralized by Government National Mortgage Association	SPA	Stand-by Purchase Agreement
GO	General Obligation	USD	Unified School District
GRT	Gross Receipts Tax

238 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments

Thornburg Strategic Municipal Income Fund | March 31, 2026 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	LONG-TERM MUNICIPAL BONDS — 95.0%

	ALABAMA — 5.3%
	Alabama Community College System (BAM), 5.125% due 10/1/2055	$2,000,000	$2,043,172
	Alabama Housing Finance Authority (FHLMC, FNMA, GNMA), Series B, 5.05% due 10/1/2045	995,000	1,022,500
	Alabama Housing Finance Authority (TBG Southtown Senior LP) (FNMA) (Green Bond), Series B, 5.23% due 10/1/2041	1,500,000	1,575,322
[a]	Black Belt Energy Gas District (Guaranty: BP plc), Series D, 5.00% due 3/1/2055 (put 11/1/2034)	2,000,000	2,112,808
	Black Belt Energy Gas District (Guaranty: Goldman Sachs Group, Inc.), Series G, 5.00% due 10/1/2035	1,500,000	1,561,629
	Black Belt Energy Gas District (Guaranty: Pacific Life Insurance Co.), Series F, 5.00% due 12/1/2035	1,500,000	1,579,936
	Energy Southeast A Cooperative District (Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due 11/1/2035	2,295,000	2,389,104
	Homewood Educational Building Authority (CHF - Horizons II LLC), Series C, 5.00% due 10/1/2056	500,000	458,597
	Mobile County (AM/NS Calvert LLC; Guaranty: Arcelormittal SA) IDA AMT, Series A, 5.00% due 6/1/2054	1,250,000	1,188,609
[a]	Southeast Alabama Gas Supply District (Guaranty: Pacific Life Insurance Co.), Series A, 5.00% due 8/1/2054 (put 4/1/2032)	1,000,000	1,065,045
	Southeast Energy Authority A Cooperative District (Guaranty: Deutsche Bank AG), Series A, 5.00% due 11/1/2034 - 11/1/2035	3,210,000	3,293,793
	Southeast Energy Authority A Cooperative District (Guaranty: Morgan Stanley Group),
[a]	Series A-1, 5.50% due 1/1/2053 (put 12/1/2029)	1,000,000	1,066,417
	Series H, 5.00% due 11/1/2035	1,000,000	1,044,004
[a]	Southeast Energy Authority A Cooperative District (Guaranty: Royal Bank of Canada), Series B, 5.00% due 1/1/2054 (put 6/1/2030)	1,000,000	1,049,063
	ARIZONA — 3.0%
	Arizona (FHLMC, FNMA, GNMA) IDA, Series A, 5.15% due 10/1/2053	370,000	373,042
	Chandler (Intel Corp.) IDA AMT,
[a]	4.10% due 12/1/2037 (put 6/15/2028)	875,000	884,493
[a]	Series 2022-2, 5.00% due 9/1/2052 (put 9/1/2027)	3,380,000	3,411,471
	City of Phoenix Civic Improvement Corp. (Phoenix Airport Revenue) AMT, Series A, 5.00% due 7/1/2042	1,750,000	1,757,222
[a]	Maricopa County (Banner Health Obligated Group) IDA, Series A-3, 5.00% due 1/1/2053 (put 11/1/2030)	1,000,000	1,073,796
	Maricopa County (Legacy Traditional School Obligated Group) IDA, Series A, 5.25% due 7/1/2055	850,000	808,834
[a]	Maricopa County Pollution Control Corp. (Public Service Co. of New Mexico), Series A, 0.875% due 6/1/2043 (put 10/1/2026)	3,000,000	2,964,054
	Yavapai County (Waste Management, Inc.) IDA AMT, 1.30% due 6/1/2027	1,000,000	973,588
	ARKANSAS — 0.2%
	Fayetteville Public Facilities Board (Butterfield Trail Village, Inc.), 5.50% due 12/1/2054	835,000	828,621
	CALIFORNIA — 4.8%
	Benicia (Benicia High School) (AG) USD GO, Series C, Zero Coupon due 8/1/2026	830,000	819,257
	California (Children’s Hospital Los Angeles) HFFA, Series A, 5.00% due 8/15/2032	350,000	350,694
[a]	California Community Choice Financing Authority (Guaranty: Deutsche Bank AG) (Green Bond), Series C, 5.25% due 1/1/2054 (put 10/1/2031)	4,200,000	4,430,916
[a]	California Community Choice Financing Authority (Guaranty: Morgan Stanley Group) (Green Bond), Series B-1, 4.00% due 2/1/2052 (put 8/1/2031)	1,000,000	994,630
	California Municipal Finance Authority (Biola University), 5.00% due 10/1/2027	430,000	442,444
	California Municipal Finance Authority (Greenfield Commons Eah LP) (FNMA) (Green Bond), Series A, 5.28% due 9/1/2046	1,400,000	1,432,918
[b]	California Pollution Control Financing Authority (Poseidon Resources (Channelside) LP Desalination Project) AMT, 5.00% due 11/21/2045	1,000,000	999,869
[a]	California Pollution Control Financing Authority (Waste Management, Inc.) AMT, Series A, 4.25% due 11/1/2038 (put 7/2/2029)	1,250,000	1,261,380
[b]	California School Finance Authority (Magnolia Public Schools Obligated Group), Series A, 5.25% due 7/1/2056	1,000,000	964,176
	California Statewide Communities Development Authority (Methodist Hospital of Southern California Obligated Group), 5.00% due 1/1/2030	175,000	182,018
	City of Rialto (Community Facilities District No. 2020-1), 5.125% due 9/1/2055	1,000,000	996,646
	County of El Dorado (El Dorado Hills Development-Community Facilities), 5.00% due 9/1/2026	625,000	626,239
	Lammersville Joint (Community Facilities Dist No. 2024-1) USD, 5.125% due 9/1/2050	765,000	759,193
	Moreno Valley Community Facilities District (Community Facilities District No. 2022-1) USD,
	5.00% due 9/1/2040 - 9/1/2045	860,000	869,070
	5.125% due 9/1/2050	665,000	661,503
	M-S-R Energy Authority (Guaranty: Citigroup, Inc.), Series A, 6.50% due 11/1/2039	1,245,000	1,476,291
	Norman Y Mineta San Jose International Airport SJC AMT, Series A, 5.00% due 3/1/2047	550,000	550,022
	San Diego County Regional Airport Authority AMT, Series B, 5.00% due 7/1/2049	1,000,000	1,002,673
	Union Elementary School District (Santa Clara County District Schools) (NPFG) GO, Series D, Zero Coupon due 9/1/2027	905,000	876,033
	COLORADO — 3.4%
	City & County of Denver Airport System Revenue AMT, Series A,
	5.00% due 11/15/2036 - 12/1/2048	4,065,000	4,174,815
	5.25% due 12/1/2043	150,000	153,044
	Colorado (CommonSpirit Health Obligated Group) HFA,
	5.50% due 11/1/2047	1,000,000	1,045,456
	Series A-2, 5.00% due 8/1/2044	1,600,000	1,624,397
	Colorado (Frasier Meadows Manor, Inc. Obligated Group) HFA, Series A, 5.25% due 5/15/2048	1,000,000	976,221
	Colorado (Sanford Obligated Group) HFA, Series A, 5.00% due 11/1/2044	1,000,000	1,006,462

See notes to financial statements.	Semi-Annual Financial Statements | 239

Schedule of Investments, Continued

Thornburg Strategic Municipal Income Fund | March 31, 2026 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	Colorado Educational & Cultural Facilities Authority (Addenbrooke Classical Academy, Inc.) (BAM, State Aid Withholding), Series A, 5.00% due 6/1/2050	$500,000	$496,990
	Colorado Educational & Cultural Facilities Authority (Roosevelt Charter Academy) (BAM), Series A, 5.00% due 7/1/2055	575,000	554,862
[b]	Colorado State University Research Foundation (Colorado State University System), Series A, 5.00% due 3/1/2035	500,000	518,673
	Public Authority for Colorado Energy (Natural Gas Purchase; Guaranty: Merrill Lynch & Co.), 6.50% due 11/15/2038	260,000	305,349
	Regional Transportation District (Denver Transit Partners LLC), Series A, 5.00% due 7/15/2032	1,215,000	1,296,705
	STC Metropolitan District No. 2 (AG) GO, Series A-1, 5.00% due 12/1/2055	750,000	759,454
	Village Metropolitan District GO, 5.00% due 12/1/2040	1,000,000	1,006,033
	CONNECTICUT — 0.3%
	State of Connecticut GO, Series A, 5.00% due 4/15/2035	1,000,000	1,037,999
	DELAWARE — 0.8%
[b]	Delaware State (Academia Antonia Alonso, Inc.) EDA, Series A, 6.00% due 7/1/2055	1,000,000	981,445
	Delaware State (Beebe Medical Center, Inc.) HFA, 4.00% due 6/1/2035	1,080,000	1,058,549
[a]	Delaware State (NRG Energy, Inc.) EDA, Series B, 4.00% due 10/1/2040 (put 10/1/2035)	1,355,000	1,335,201
	DISTRICT OF COLUMBIA — 0.7%
	District of Columbia Housing Finance Agency (BCP II LLC) (FNMA) (Green Bond), Series A, 4.875% due 9/1/2045	1,000,000	1,013,718
	Metropolitan Washington Airports Authority (Dulles Toll Road) (AG), Series B, Zero Coupon due 10/1/2027	1,500,000	1,433,625
	Metropolitan Washington Airports Authority Aviation Revenue AMT, Series A, 5.00% due 10/1/2050	500,000	503,125
	FLORIDA — 7.4%
	Alachua County (Oak Hammock at the University of Florida Obligated Group) HFA, Series A, 5.75% due 10/1/2053	1,500,000	1,547,803
[b]	Capital Projects Finance Authority (Kissimmee Charter Academy), 6.625% due 6/15/2059	300,000	300,970
[b]	Capital Trust Agency, Inc. (Southeastern University Obligated Group), Series A, 6.25% due 5/1/2048	3,000,000	3,044,259
[b]	Capital Trust Authority (Classical Academy of Sarasota, Inc.), 6.125% due 7/1/2055	1,000,000	950,790
	City of Pompano Beach (John Knox Village of Florida, Inc. Obligated Group),
	4.00% due 9/1/2040	1,000,000	877,698
	Series A, 4.00% due 9/1/2036	500,000	468,078
[b]	City of Venice (Southwest Florida Retirement Center, Inc. Obligated Group), Series A, 5.50% due 1/1/2055	1,000,000	946,440
	County of Broward (Airport System Improvements) AMT, 5.00% due 10/1/2037	1,000,000	1,017,476
	County of Broward Airport System Revenue AMT, Series A, 5.00% due 10/1/2049	1,000,000	999,650
	County of Miami-Dade Aviation Revenue AMT, Series B, 5.00% due 10/1/2040	1,000,000	1,007,724
	County of Miami-Dade Transit System, 5.00% due 7/1/2046	1,000,000	1,032,902
	Florida Development Finance Corp. (Mater Academy Miami-Dade Osceola County Facilities Obligated Group), Series A, 5.00% due 6/15/2056	1,000,000	901,457
	Florida Housing Finance Corp. (SP Palms LLC) (FHLMC), Series F-1, 4.90% due 11/1/2042	875,000	889,826
[b]	Florida Local Government Finance Commission (BridgePrep Academy, Inc. Series 2025 Obligated Group), Series A, 6.25% due 6/15/2055	2,500,000	2,479,867
	Florida Local Government Finance Commission (Cornerstone Charter Academy, Inc. Obligated Group), 5.875% due 10/1/2061	1,000,000	954,853
	Greater Orlando Aviation Authority AMT, Series A, 5.00% due 10/1/2042	2,200,000	2,213,768
	Lee County (Shell Point Obligated Group) IDA,
	Series A, 5.25% due 11/15/2054	1,000,000	968,662
	Series B-1, 4.75% due 11/15/2029	1,500,000	1,507,833
[b]	Miami-Dade County (Miami Community Charter School, Inc.) IDA, 6.25% due 6/1/2055	500,000	499,116
	Miami-Dade County School Board (District School Facilities & Infrastructure) COP, Series A, 5.00% due 8/1/2027	1,100,000	1,102,179
	Orange County (Presbyterian Retirement Communities Inc Obligated Group) HFA, 5.00% due 8/1/2040	2,270,000	2,283,693
	Orange County (Orlando Health Obligated Group) HFA, Series A, 5.00% due 10/1/2047	1,000,000	1,002,191
	Palm Beach County (ACTS Retirement-Life Communities, Inc. Obligated Group) HFA, Series B, 5.00% due 11/15/2049	1,000,000	977,956
	Palm Beach County (Jupiter Medical Center Obligated Group) HFA,
	5.00% due 11/1/2045	715,000	697,996
	5.75% due 11/1/2050	500,000	515,663
	Series A, 5.00% due 11/1/2047	250,000	238,973
	Palm Beach County (Lifespace Communities, Inc. Obligated Group) HFA, Series C, 7.625% due 5/15/2058	500,000	558,954
	GEORGIA — 4.7%
	Main Street Natural Gas, Inc. (Guaranty: Citigroup, Inc.),
[a]	Series B, 5.00% due 12/1/2055 (put 12/1/2035)	2,000,000	2,095,942
[a]	Series C, 4.00% due 5/1/2052 (put 12/1/2028)	1,500,000	1,513,530
[a]	Series D, 5.00% due 5/1/2054 (put 12/1/2030)	1,000,000	1,055,642
[a]	Series E, 5.00% due 5/1/2055 (put 12/1/2032)	1,500,000	1,571,470
	Main Street Natural Gas, Inc. (Guaranty: Macquarie Group Ltd.), Series A, 5.00% due 5/15/2036 - 5/15/2043	5,600,000	5,807,194
	Main Street Natural Gas, Inc. (Guaranty: Royal Bank of Canada),
[a]	Series A, 4.00% due 7/1/2052 (put 9/1/2027)	1,250,000	1,255,569
[a]	Series E-1, 5.00% due 12/1/2053 (put 6/1/2031)	3,000,000	3,167,127
	Municipal Electric Authority of Georgia (AG), Series A, 5.00% due 7/1/2053	1,500,000	1,506,411
	Municipal Electric Authority of Georgia (BAM), Series A, 5.00% due 1/1/2049	1,000,000	996,209
	ILLINOIS — 10.0%

240 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

  Thornburg Strategic Municipal Income Fund | March 31, 2026 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	Chicago Board of Education Dedicated Capital Improvement Tax, 5.50% due 4/1/2042	$500,000	$524,521
	Chicago Board of Education GO, Series A, 6.00% due 12/1/2049	1,000,000	1,011,541
	Chicago Midway International Airport AMT, Series A, 5.00% due 1/1/2048	1,700,000	1,687,112
	Chicago O’Hare International Airport (AG) AMT, Series A, 5.25% due 1/1/2045	825,000	846,551
	Chicago O’Hare International Airport AMT, Series A, 5.25% due 1/1/2048 - 1/1/2053	3,000,000	3,043,920
	City of Chicago GO,
	Series A,
	5.625% due 1/1/2031	500,000	505,263
	6.00% due 1/1/2038 - 1/1/2050	3,830,000	3,874,352
	City of Chicago Wastewater Transmission Revenue (AG), Series A, 5.25% due 1/1/2053	1,000,000	1,027,692
	Illinois Finance Authority (Moorings of Arlington Heights LLC Obligated Group),
	Series A,
	5.00% due 11/1/2036	485,000	510,636
	5.375% due 11/1/2055	620,000	593,003
	Illinois Finance Authority (Plymouth Place Obligated Group),
	Series A,
	5.00% due 5/15/2033	290,000	291,922
	6.625% due 5/15/2052	1,000,000	1,035,865
	Illinois Finance Authority (Washington & Jane Smith Community-Orland Park), 4.00% due 10/15/2026 - 10/15/2027	835,000	834,192
	Illinois HDA, Series A, 4.80% due 2/1/2046	1,000,000	973,067
	Illinois State University (AG), Series A, 5.00% due 4/1/2033 - 4/1/2036	965,000	996,435
	Metropolitan Pier & Exposition Authority, Series A, 5.00% due 6/15/2050	2,500,000	2,472,468
	Morgan County School District No. 117 Jacksonville (BAM) GO, 5.25% due 1/1/2050	1,000,000	1,034,705
	Northeastern Illinois University (BAM) COP, 5.25% due 7/1/2050	1,000,000	976,361
	Sales Tax Securitization Corp., Series A, 5.00% due 1/1/2029	1,000,000	1,036,856
	State of Illinois (BAM) GO, 4.00% due 6/1/2041	1,280,000	1,209,901
	State of Illinois GO,
	5.50% due 5/1/2039	375,000	396,986
	5.75% due 5/1/2045	1,600,000	1,670,067
	Series A, 5.50% due 3/1/2042 - 3/1/2047	2,000,000	2,099,076
	Series B,
	4.00% due 10/1/2035	1,000,000	999,081
	5.25% due 5/1/2048	295,000	300,128
	5.50% due 5/1/2047	1,000,000	1,043,247
	Series D, 5.00% due 11/1/2028	3,000,000	3,087,843
	State of Illinois Sales Tax Revenue, Series B, 5.00% due 6/15/2032 - 6/15/2035	4,500,000	4,682,843
	State of Illinois Sales Tax Revenue (BAM), Series B, 4.75% due 6/15/2043	2,005,000	2,025,688
	INDIANA — 2.2%
	Indiana Finance Authority (Baptist Healthcare System Obligated Group), Series A, 5.00% due 8/15/2051	620,000	600,748
	Indiana Finance Authority (Indiana Masonic Home, Inc. Obligated Group), Series B, 5.50% due 5/1/2054	500,000	491,246
	Indiana Finance Authority (Ohio Valley Electric Corp.), Series A, 4.25% due 11/1/2030	1,300,000	1,339,081
	Indiana Finance Authority (Retirement Living, Inc. Obligated Group), Series A, 5.375% due 3/1/2055	1,675,000	1,668,642
[a]	Indiana Finance Authority (Southern Indiana Gas & Electric Co.) AMT, Series B, 4.00% due 5/1/2043 (put 8/1/2028)	1,500,000	1,527,057
	Indiana Finance Authority (Westminster Village Greenwood, Inc. Obligated Group), Series A, 5.75% due 5/15/2055	3,300,000	3,324,232
	IOWA — 2.0%
[b]	Iowa Finance Authority (Des Moines Christian Schools), 5.50% due 7/1/2056	1,500,000	1,446,867
[a]	Iowa Finance Authority (Iowa Fertilizer Co. LLC; Guaranty: OCI NV), 5.00% due 12/1/2050 (pre-refunded 12/1/2032)	2,075,000	2,347,718
	Iowa Finance Authority (Lifespace Communities, Inc. Obligated Group), Series A, 5.125% due 5/15/2059	1,000,000	906,358
	Iowa Finance Authority (Pella Regional Health Center Obligated Group), 5.25% due 12/1/2050	1,000,000	967,345
	Iowa Higher Education Loan Authority (Des Moines University Osteopathic Medical Center), 5.00% due 10/1/2047	750,000	722,669
[a]	PEFA, Inc. (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 9/1/2049 (put 9/1/2026)	1,650,000	1,659,385
	KANSAS — 0.5%
	Unified Government of Wyandotte County/Kansas City (Utility System Improvement), Series A, 5.00% due 9/1/2031 - 9/1/2032	2,000,000	2,002,533
	KENTUCKY — 3.0%
	Kentucky (Baptist Healthcare System Obligated Group) EDFA, Series B, 5.00% due 8/15/2041	1,500,000	1,507,629
	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Group),
	Series A-1,
[a]	4.00% due 8/1/2052 (put 8/1/2030)	5,500,000	5,553,862
[a]	5.25% due 4/1/2054 (put 2/1/2032)	5,000,000	5,326,775
	LOUISIANA — 1.0%
[b]	Louisiana Public Facilities Authority (Acadiana Renaissance Charter Academy), 6.15% due 6/15/2055	1,500,000	1,502,864
	Louisiana Public Facilities Authority (CHRISTUS Health Obligated Group), Series A, 5.00% due 7/1/2048	1,500,000	1,502,523

See notes to financial statements.	Semi-Annual Financial Statements | 241

Schedule of Investments, Continued

Thornburg Strategic Municipal Income Fund | March 31, 2026 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group), Series A, 5.25% due 5/15/2055	$1,000,000	$1,021,341
	MARYLAND — 0.5%
	Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group) (AG), 5.00% due 7/1/2055	1,000,000	1,009,958
	State of Maryland Department of Transportation (Maryland Aviation Administration) (AG) AMT, Series A, 5.25% due 8/1/2054	1,000,000	1,012,870
	MASSACHUSETTS — 0.7%
	Commonwealth of Massachusetts GO, Series D, 5.00% due 9/1/2050	1,000,000	1,029,003
[b]	Massachusetts (GingerCare Living, Inc. Obligated Group) DFA, Series A, 5.875% due 12/1/2060	1,500,000	1,321,198
	Massachusetts Housing Finance Agency (HUD) (Green Bond), Series C1, 5.20% due 12/1/2053	500,000	506,410
	MICHIGAN — 1.6%
	City of Detroit (Green Bond) GO, Series A, 5.00% due 4/1/2032	200,000	213,015
	Detroit City School District (School Building & Site Improvement) (AG, Q-SBLF) GO, Series A, 5.25% due 5/1/2027	1,000,000	1,028,164
	Grand Rapids Economic Development Corp. (Michigan Christian Home Obligated Group), Series A, 6.125% due 11/1/2060	2,000,000	1,928,184
[b]	Kalamazoo Economic Development Corp. (Friendship Village of Kalamazoo Obligated Group), Series A, 6.25% due 8/15/2056	1,000,000	993,630
	Michigan Finance Authority (State Department of Human Services Office Buildings), Series F, 5.00% due 4/1/2031	1,000,000	1,001,564
	Michigan State HDA (Green Bond), Series A, 5.00% due 12/1/2055	750,000	757,234
[a]	Michigan Strategic Fund (Consumers Energy Co.) AMT, 3.35% due 10/1/2049 (put 10/1/2027)	500,000	498,533
	MINNESOTA — 0.3%
	City of Coon Rapids (Mississippi View Housing Partners LP) (FNMA), Series M, 5.60% due 12/1/2039	989,304	1,080,991
	MISSOURI — 0.6%
	Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group), Series A, 5.25% due 2/1/2044 - 2/1/2048	1,600,000	1,610,501
	Missouri Housing Development Commission (FHLMC, FNMA, GNMA), Series C, 5.00% due 11/1/2055	1,000,000	1,003,030
	MONTANA — 0.4%
	Montana Facility Finance Authority (Benefis Health System Obligated Group), Series A, 5.50% due 2/15/2055	1,500,000	1,558,092
	NEBRASKA — 0.6%
	Central Plains Energy Project (Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due 9/1/2031	1,500,000	1,600,994
	Nebraska Investment Finance Authority (FHLMC, FNMA, GNMA) (Green Bond), Series A, 4.75% due 9/1/2051	1,000,000	964,631
	NEVADA — 0.4%
	Carson City (Carson Tahoe Regional Healthcare), Series A, 5.00% due 9/1/2037	1,060,000	1,067,042
[a]	County of Washoe (Sierra Pacific Power Co.) AMT, Series F, 4.125% due 3/1/2036 (put 10/1/2029)	760,000	768,973
	NEW HAMPSHIRE — 0.5%
	New Hampshire Business Finance Authority (Presbyterian Homes Obligated Group), Series A, 5.25% due 7/1/2048	2,150,000	2,111,302
	NEW JERSEY — 2.4%
	Camden County Improvement Authority (Kipp Cooper Norcross Obligated Group) (Green Bond), 6.00% due 6/15/2052	1,000,000	1,027,900
	New Jersey (New Jersey Transit Corp.) EDA, Series A, 5.00% due 11/1/2033	500,000	532,619
	New Jersey (School Facilities Construction) (NPFG) EDA, Series N-1, 5.50% due 9/1/2027	1,000,000	1,040,307
	New Jersey Higher Education Student Assistance Authority AMT, Series C, 5.25% due 12/1/2054	300,000	292,513
	New Jersey Housing & Mortgage Finance Agency (Riverview Towers Preservation LLC) (FHA, GNMA), Series B, 5.25% due 12/20/2065	1,598,327	1,649,923
	New Jersey Transportation Trust Fund Authority, Series A, 5.00% due 12/15/2035	2,000,000	2,090,356
	New Jersey Transportation Trust Fund Authority (State of New Jersey), Series AA, 5.00% due 6/15/2046	1,000,000	1,021,135
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements), Series A-1, 5.00% due 6/15/2027	2,000,000	2,009,968
	NEW MEXICO — 1.5%
[a]	City of Farmington (Public Service Co. of New Mexico), Series D, 3.90% due 6/1/2040 (put 6/1/2028)	750,000	761,219
	City of Santa Fe (El Castillo Retirement Residences Obligated Group),
	5.00% due 5/15/2034	1,465,000	1,465,513
	Series A, 5.00% due 5/15/2039 - 5/15/2049	1,950,000	1,822,177
	New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group), Series A, 5.00% due 7/1/2033 - 7/1/2034	1,105,000	1,113,264
	New Mexico Mortgage Finance Authority (FHLMC, FNMA, GNMA), Series C, 5.10% due 9/1/2055	990,000	991,988
	NEW YORK — 4.6%
	Build NYC Resource Corp. (Kipp NYC Public Charter Schools) (Green Bond), 5.00% due 7/1/2042	2,300,000	2,360,704
	Build NYC Resource Corp. (RiverSpring Health Senior Living, Inc. Obligated Group),
[b]	5.25% due 12/15/2031	1,000,000	976,470
[b]	7.00% due 12/15/2055	1,400,000	1,409,258
	Build NYC Resource Corp. (South Bronx Classical Charter School V), Series A, 5.25% due 6/15/2056	1,250,000	1,211,141
	Dutchess County Local Development Corp. (Tompkins Terrace Housing LP) (FNMA) (Green Bond), 5.00% due 10/1/2040	996,474	1,057,706
	Metropolitan Transportation Authority (Green Bond), Series A1, 5.00% due 11/15/2030	1,045,000	1,048,076
	New York City Housing Development Corp. (CSA Preservation Partners LLC) (HUD) (Green Bond), Series A, 4.45% due 8/1/2043	1,500,000	1,486,839
	New York City Municipal Water Finance Authority (New York City Water & Sewer System), Series CC-1, 5.00% due 6/15/2051	1,000,000	1,018,643
	New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue), Series A, 5.00% due 5/1/2054	1,500,000	1,545,668
	New York State Thruway Authority (State of New York Personal Income Tax Revenue), Series A, 5.00% due 3/15/2051	2,000,000	2,046,984

242 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Strategic Municipal Income Fund | March 31, 2026 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	New York Transportation Development Corp. (Delta Air Lines, Inc.) AMT, 6.00% due 4/1/2035	$1,000,000	$1,095,033
	Port Authority of New York & New Jersey AMT, Series 238 5.00% due 7/15/2037	500,000	537,926
	State of New York Mortgage Agency (SONYMA) (Green Bond) AMT,
	Series 248,
	4.10% due 4/1/2032	770,000	786,602
	4.125% due 10/1/2032	210,000	213,963
	4.20% due 4/1/2033	845,000	861,117
	Triborough Bridge & Tunnel Authority, Series A, 5.00% due 11/15/2051	1,000,000	1,019,091
	NORTH CAROLINA — 1.7%
	Greater Asheville Regional Airport Authority (AG) AMT, Series A, 5.25% due 7/1/2039	1,000,000	1,055,220
	Nash Health Care Systems, 5.25% due 2/1/2055	750,000	759,046
	North Carolina Medical Care Commission (Chapel Hill Residential Center, Inc. Obligated Group), 5.25% due 12/1/2055	2,075,000	2,043,771
	North Carolina Medical Care Commission (Maryfield, Inc. Obligated Group), 5.625% due 10/1/2055	365,000	372,782
	North Carolina Medical Care Commission (Penick Village Obligated Group), Series A, 5.50% due 9/1/2054	1,650,000	1,591,110
	North Carolina Medical Care Commission (United Methodist Retirement Homes, Inc. Obligated Group), Series A, 5.125% due 10/1/2056	1,000,000	954,340
	NORTH DAKOTA — 0.6%
	City of Horace GO, Series C, 5.00% due 5/1/2050	1,400,000	1,336,703
	North Dakota Housing Finance Agency (Green Bond), Series A, 5.05% due 7/1/2053	1,000,000	1,001,606
	OHIO — 2.6%
	Akron, Bath & Copley Joint Township Hospital District (Summa Health System Obligated Group), 5.25% due 11/15/2030 (pre-refunded 11/15/2026)	1,420,000	1,444,846
	Buckeye Tobacco Settlement Financing Authority, Series B-2, 5.00% due 6/1/2055	4,500,000	3,600,000
	Columbus-Franklin County Finance Authority, Series A, 5.125% due 1/1/2044	1,000,000	1,042,051
	County of Hamilton (Life Enriching Communities Obligated Group),
	5.50% due 1/1/2050	400,000	401,205
	Series A, 5.50% due 1/1/2043	500,000	516,113
	Madison-Plains Local School District (BAM) COP, 5.50% due 12/1/2049	1,200,000	1,265,557
	Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group), 5.25% due 1/1/2038	1,105,000	1,173,833
	West Central Ohio Port Authority (Global Impact STEM Academy), Series A, 5.50% due 12/1/2055	1,000,000	999,619
	OKLAHOMA — 0.2%
	Cleveland County Home Loan Authority (GNMA), Series A, 4.45% due 7/1/2044	800,000	740,738
	OREGON — 0.5%
[a]	Oregon Health & Science University (Oregon Health & Science University Obligated Group), Series B-2, 5.00% due 7/1/2046 (put 2/1/2032)	1,900,000	2,063,702
	PENNSYLVANIA — 4.7%
[b]	Allentown Neighborhood Improvement Zone Development Authority, 6.00% due 5/1/2042	600,000	644,594
	Chester County Health & Education Facilities Authority (Tel Hai Retirement Community Obligated Group), 5.25% due 6/1/2055	1,700,000	1,672,450
	City of Philadelphia (Pennsylvania Gas Works), Series 15, 5.00% due 8/1/2047	1,000,000	1,001,826
	City of Philadelphia Airport Revenue AMT, Series B, 5.00% due 7/1/2037	1,000,000	1,015,646
	City of Philadelphia Water & Wastewater Revenue, Series B, 5.00% due 11/1/2049	1,000,000	1,023,429
	Geisinger Authority (Kaiser Obligated Group), Series A, 5.00% due 4/1/2050	1,825,000	1,828,281
	General Authority of Southcentral Pennsylvania (WellSpan Health Obligated Group), Series A, 5.00% due 6/1/2049	1,605,000	1,609,016
	Montgomery County (ACTS Retirement-Life Communities, Inc. Obligated Group) IDA, Series C, 5.00% due 11/15/2045	1,000,000	995,181
[a]	Montgomery County (Constellation Energy Generation LLC) IDA AMT, Series C, 4.45% due 10/1/2034 (put 4/3/2028)	500,000	505,670
	Northeastern Pennsylvania Hospital & Education Authority (King’s College), 5.00% due 5/1/2030 - 5/1/2031	2,230,000	2,344,112
	Pennsylvania (Pennsylvania Department of Transportation) EDFA AMT, 5.75% due 6/30/2048	1,000,000	1,035,084
	Pennsylvania (Presbyterian Homes Obligated Group) EDFA, 4.00% due 7/1/2046	1,050,000	872,276
[a]	Pennsylvania (Waste Management Obligated Group; Guaranty: Waste Management, Inc.) EDFA, 0.95% due 12/1/2033 (put 12/1/2026)	1,500,000	1,474,545
[a]	Pennsylvania (Waste Management, Inc.; Guaranty: Waste Management Holdings) EDFA AMT, Series A, 4.00% due 6/1/2041 (put 7/1/2026)	2,000,000	2,000,654
	Pennsylvania Turnpike Commission, Series B, 5.00% due 12/1/2047	825,000	855,290
	School District of Philadelphia (State Aid Withholding) GO, Series A, 5.00% due 9/1/2038	100,000	102,920
	SOUTH CAROLINA — 3.3%
[a]	Patriots Energy Group Financing Agency (Guaranty: Royal Bank of Canada), Series B-1, 5.25% due 2/1/2054 (put 3/1/2031)	1,350,000	1,439,721
[a]	Patriots Energy Group Financing Agency (Guaranty: Sumitomo Mitsui Banking Corp.), Series A1, 5.25% due 10/1/2054 (put 8/1/2031)	5,000,000	5,353,050
	South Carolina Jobs (Bishop Gadsden Episcopal Retirement Community Obligated Group) EDA, 5.25% due 4/1/2051	1,500,000	1,462,933
[c]	South Carolina Jobs (International Paper Co.) EDA AMT, Series A, 3.95% due 4/1/2033	1,500,000	1,493,539
	South Carolina Jobs (Rolling Green Village) EDA, Series A, 5.80% due 12/1/2050	1,000,000	983,699
	South Carolina Jobs (Wesley Commons Obligated Group) EDA, Series A, 5.625% due 10/1/2050	1,150,000	1,132,877
[a,b]	South Carolina Jobs-EDA (Enerra SC-1 LLC) AMT, 3.70% due 12/15/2027 (put 12/1/2026)	1,500,000	1,505,061
	TENNESSEE — 1.8%
	Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health Obligated Group), Series A-2, 5.00% due 8/1/2049	1,050,000	1,047,933
	Memphis-Shelby County Airport Authority AMT,
	5.00% due 7/1/2043	1,000,000	1,002,862

See notes to financial statements.	Semi-Annual Financial Statements | 243

Schedule of Investments, Continued

Thornburg Strategic Municipal Income Fund | March 31, 2026 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	Series A, 5.00% due 7/1/2049	$1,000,000	$1,000,507
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Shelby House II LP) (FNMA), Series A, 4.60% due 12/1/2044	1,700,000	1,669,583
	Tennessee (Green Bond) HDA, Series 2A, 4.45% due 7/1/2043	1,000,000	973,496
[a]	Tennessee Energy Acquisition Corp. (Tennessee Energy Acquisition Corp.; Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due 5/1/2052
	(put 11/1/2031)	1,500,000	1,579,755
	TEXAS — 7.7%
	Agua Dulce (PSF-GTD) ISD GO, 5.25% due 8/15/2050	1,000,000	1,046,323
	Blue Ridge (PSF-GTD) ISD GO, Series 2025, 5.50% due 2/15/2055	1,000,000	1,066,761
	City of Austin Airport System Revenue, Series A, 5.00% due 11/15/2049	1,000,000	1,005,853
	City of Austin Airport System Revenue AMT, 5.00% due 11/15/2038	2,000,000	2,107,568
	City of Houston Airport System Revenue (AG) AMT, Series A, 5.25% due 7/1/2048	1,000,000	1,027,095
	City of Houston Airport System Revenue (United Airlines, Inc.) AMT, Series B, 5.50% due 7/15/2038	1,000,000	1,036,718
	City of Houston Airport System Revenue AMT, Series A, 5.00% due 7/1/2041	1,500,000	1,522,650
	Dallas College GO, 5.00% due 2/15/2037	360,000	360,454
	Matagorda County Navigation District No. 1 (AEP Texas, Inc.) AMT, 4.25% due 5/1/2030	1,350,000	1,391,076
	New Hope Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes Obligated Group), 5.375% due 1/1/2055	1,000,000	1,006,414
	Newark Higher Education Finance Corp. (Hughen Center, Inc.) (PSF-GTD), Series A, 5.00% due 8/15/2052	500,000	503,713
	Northwest (PSF-GTD) ISD GO, Series A, 5.00% due 2/15/2049	1,350,000	1,386,094
	San Antonio Housing Trust Public Facility Corp. (Brooks Family Apartments LP) (FNMA), Series A, 4.55% due 3/1/2043	3,500,000	3,477,412
	Tarrant County Cultural Education Facilities Finance Corp. (Cumberland Rest, Inc. Obligated Group), 5.00% due 10/1/2044 - 10/1/2049	3,475,000	3,331,779
	Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources Obligated Group), Series A, 5.00% due 11/15/2055	2,000,000	2,025,066
	Tarrant County Housing Finance Corp. (4450 Marine Creek Parkway TX Owner LP) (FNMA), Series A, 4.60% due 3/1/2043	4,100,000	4,028,724
	Texas Municipal Gas Acquisition & Supply Corp. III (Guaranty: Macquarie Group Ltd.), 5.00% due 12/15/2029	1,435,000	1,511,312
[a]	Texas Municipal Gas Acquisition & Supply Corp. IV (Guaranty: BP plc), Series B, 5.50% due 1/1/2054 (put 1/1/2034)	2,000,000	2,182,572
	Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) AMT, 5.50% due 12/31/2058	850,000	867,540
	Texas State Technical College (AG), Series A, 5.75% due 8/1/2047	545,000	589,540
	UTAH — 1.8%
[b]	Black Desert Public Infrastructure District (Black Desert Assessment Area No. 1), 5.625% due 12/1/2053	2,000,000	1,993,604
	City of Salt Lake City Airport Revenue AMT, Series A, 5.50% due 7/1/2050	3,000,000	3,141,225
[b]	Tech Ridge Public Infrastructure District Tech Ridge Assessment Area, 6.25% due 12/1/2054	1,000,000	1,013,014
[b]	Utah Charter School Finance Authority (Freedom Academy Foundation), Series A, 5.00% due 6/15/2041	900,000	807,432
	Utah Charter School Finance Authority (Summit Academy, Inc.), Series A, 5.00% due 4/15/2039	200,000	203,540
	VIRGINIA — 0.7%
	Henrico County (Bon Secours Mercy Health, Inc.) EDA, Series A, 5.00% due 11/1/2048	650,000	657,578
	Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group), Series A, 7.00% due 9/1/2053	1,000,000	1,080,564
	Virginia HDA, Series F, 5.00% due 7/1/2045	1,000,000	1,023,582
	WASHINGTON — 1.2%
	Washington Health Care Facilities Authority (CommonSpirit Health Obligated Group), Series A-2, 5.00% due 8/1/2044	1,000,000	1,026,210
	Washington State Housing Finance Commission (Eastside Retirement Association Obligated Group), Series A, 5.00% due 7/1/2043	1,000,000	1,012,132
[b]	Washington State Housing Finance Commission (Josephine Caring Community Obligated Group), Series A, 6.25% due 7/1/2046	1,850,000	1,846,143
[b]	Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences), 6.125% due 7/1/2053	900,000	918,152
	WEST VIRGINIA — 1.4%
[a]	West Virginia (Kentucky Power Co.) EDA AMT, Series 2014-A, 4.70% due 4/1/2036 (put 6/17/2026)	1,745,000	1,747,228
	West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group), Series A, 5.00% due 6/1/2047	3,000,000	3,001,839
	West Virginia Parkways Authority, 5.00% due 6/1/2047	1,000,000	1,027,300
	WISCONSIN — 3.4%
[a]	Public Finance Authority (Duke Energy Progress LLC) AMT, Series B, 4.00% due 10/1/2046 (put 10/1/2030)	1,000,000	1,041,692
	Public Finance Authority (Kahala Senior Living Community Obligated Group), 5.00% due 11/15/2033 - 11/15/2035	1,050,000	1,121,351
	Public Finance Authority (Kaiser Obligated Group), Series A, 5.00% due 10/1/2052	1,000,000	999,489
[b]	Public Finance Authority (Liberty Classical Schools Educational Services, Inc.), Series A, 6.75% due 6/15/2055	400,000	388,406
	Public Finance Authority (National Senior Communities Obligated Group), 4.00% due 1/1/2027 - 1/1/2032	1,430,000	1,461,375
	Public Finance Authority (Renown Regional Medical Center Obligated Group), Series A, 5.00% due 6/1/2055	1,500,000	1,500,690
	Public Finance Authority (SR 400 Peach Partners LLC) AMT, Series 2025, 5.75% due 6/30/2060	2,000,000	2,045,688
	Public Finance Authority (United Methodist Retirement Homes, Inc. Obligated Group), Series A, 4.00% due 10/1/2035 - 10/1/2046	3,145,000	2,750,882
	Public Finance Authority (WakeMed Obligated Group), Series A, 5.00% due 10/1/2044	1,300,000	1,307,371
[c]	Wisconsin Health & Educational Facilities Authority (Benevolent Corp. Cedar Community Obligated Group), 5.50% due 6/1/2055	500,000	497,830
	Wisconsin Health & Educational Facilities Authority (Hospital Sisters Services Obligated Group) (AG), Series A, 5.00% due 8/15/2048	500,000	514,923
	TOTAL LONG-TERM MUNICIPAL BONDS — 95.0% (Cost $378,125,499)		385,820,841

244 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

  Thornburg Strategic Municipal Income Fund | March 31, 2026 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	SHORT-TERM INVESTMENTS — 4.3%
	MUNICIPAL BONDS — 4.3%

	ARIZONA — 0.1%
[a]	Arizona (Banner Health Obligated Group; LOC Bank of America NA) HFA, Series C, 2.70% due 1/1/2046 (put 4/1/2026)	$600,000	$600,000
	COLORADO — 0.2%
[a]	Colorado Educational & Cultural Facilities Authority (Jewish Federation of South Palm Beach County, Inc.; LOC Bank of America NA), 2.70% due 2/1/2038 (put 4/1/2026)	625,000	625,000
	FLORIDA — 0.3%
[a]	City of Gainesville Utilities System Revenue (SPA Truist Bank), Series B, 2.70% due 10/1/2042 (put 4/1/2026)	1,155,000	1,155,000
	ILLINOIS — 0.4%
[a]	Illinois Finance Authority (OSF Healthcare System Obligated Group; LOC JP Morgan Chase Bank NA), Series B, 2.65% due 11/15/2037 (put 4/1/2026)	1,840,000	1,840,000
	IOWA — 0.2%
[a]	Iowa Finance Authority (Iowa Health System Obligated Group; LOC JP Morgan Chase Bank NA), Series E, 2.60% due 2/15/2041 (put 4/1/2026)	700,000	700,000
	MISSISSIPPI — 0.6%
	Mississippi Business Finance Corp. (Chevron USA, Inc.; Guaranty: Chevron Corp.),
[a]	Series C, 2.65% due 12/1/2030 (put 4/1/2026)	1,095,000	1,095,000
[a]	Series G, 2.80% due 11/1/2035 (put 4/1/2026)	650,000	650,000
[a]	Series I, 2.65% due 11/1/2035 (put 4/1/2026)	600,000	600,000
	MISSOURI — 1.1%
[a]	Health & Educational Facilities Authority of the State of Missouri (St. Louis University LOC Barclays Bank plc), Series B-1, 2.67% due 10/1/2035 (put 4/1/2026)	4,435,000	4,435,000
	NEW YORK — 0.3%
[a]	City of New York (SPA Barclays Bank plc) GO, Series B-4, 2.85% due 10/1/2046 (put 4/1/2026)	1,300,000	1,300,000
	NORTH CAROLINA — 0.3%
[a]	Charlotte-Mecklenburg Hospital Authority (Atrium Health Obligated Group; SPA JP Morgan Chase Bank NA), Series C, 2.75% due 1/15/2037
	(put 4/1/2026)	1,300,000	1,300,000
	TEXAS — 0.8%
[a]	Port of Port Arthur Navigation District (Motiva Enterprises LLC), 2.70% due 4/1/2040 (put 4/1/2026)	3,210,000	3,210,000
	TOTAL MUNICIPAL BONDS — 4.3% (Cost $17,510,000)		17,510,000

	MUTUAL FUND — 0.0%
[d]	State Street Institutional Treasury Money Market Fund, Premier Class, 3.60%	48,144	48,144
	TOTAL MUTUAL FUND — 0.0% (Cost $48,144)		48,144
	TOTAL SHORT-TERM INVESTMENTS — 4.3% (Cost $17,558,144)		17,558,144

	TOTAL INVESTMENTS — 99.3% (Cost $395,683,643)		$403,378,985

	OTHER ASSETS LESS LIABILITIES — 0.7%		2,764,132

	NET ASSETS — 100.0%		$406,143,117

Footnote Legend

a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on March 31, 2026.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the aggregate value of these securities in the Fund’s portfolio was $28,452,298, representing 7.01% of the Fund’s net assets.

c	When-issued security.

d	Rate represents the money market fund annualized seven-day yield at March 31, 2026.

See notes to financial statements.	Semi-Annual Financial Statements | 245

Schedule of Investments, Continued

Thornburg Strategic Municipal Income Fund | March 31, 2026 (Unaudited)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AG	Insured by Assured Guaranty, Inc.	HFA	Health Facilities Authority
AMT	Alternative Minimum Tax	HFFA	Health Facilities Financing Authority
BAM	Insured by Build America Mutual Insurance Co.	HUD	Insured by Housing and Urban Development
COP	Certificates of Participation	IDA	Industrial Development Authority/Agency
DFA	Development Finance Authority/Agency	ISD	Independent School District
EDA	Economic Development Authority	LOC	Letter of Credit
EDFA	Economic Development Financing Authority	NPFG	Insured by National Public Finance Guarantee Corp.
FHA	Insured by Federal Housing Administration	PSF-GTD	Guaranteed by Permanent School Fund
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.	Q-SBLF	Insured by Qualified School Bond Loan Fund
FNMA	Collateralized by Federal National Mortgage Association	SONYMA	State of New York Mortgage Agency
GNMA	Collateralized by Government National Mortgage Association	SPA	Stand-by Purchase Agreement
GO	General Obligation	USD	Unified School District
HDA	Housing Development Authority

246 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments

Thornburg California Limited Term Municipal Fund | March 31, 2026 (Unaudited)

		PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	LONG-TERM MUNICIPAL BONDS — 94.2%
	Antonio B Won Pat International Airport Authority AMT, Series A, 5.00% due 10/1/2031 - 10/1/2033	$900,000	$952,277
	Apple Valley Public Financing Authority (BAM), Series A, 4.00% due 6/1/2028	460,000	475,759
[a]	Bay Area Toll Authority (San Francisco Bay Area Toll Bridge), Series E, 2.83% (MUNIPSA + 0.41%) due 4/1/2056 (put 4/1/2028)	1,000,000	991,504
	Burbank-Glendale-Pasadena Airport Authority Brick Campaign AMT, Series B, 5.00% due 7/1/2034	1,000,000	1,113,084
	California (Cedars-Sinai Medical Center Obligated Group) HFFA, Series B, 4.00% due 8/15/2036	1,250,000	1,244,157
	California (Episcopal Communities & Services for Seniors Obligated Group) HFFA, Series A, 3.85% due 11/15/2027	1,500,000	1,499,808
[a]	California (Kaiser Foundation Hospitals) HFFA, Series C, 5.00% due 6/1/2041 (put 11/1/2029)	4,425,000	4,768,920
	California (Providence St. Joseph Health Obligated Group) HFFA,
	Series A, 4.00% due 10/1/2034	1,000,000	1,002,920
[a]	Series B, 5.00% due 10/1/2039 (put 10/1/2027)	2,015,000	2,062,062
[a]	Series C, 5.25% due 10/1/2050 (put 10/1/2035)	1,000,000	1,127,425
[a,b]	California (Rady Children’s Hospital Obligated Group) HFFA, Series B-3, 5.00% due 8/15/2065 (put 8/15/2036)	2,000,000	2,268,100
[a]	California Community Choice Financing Authority (Guaranty: American General Life) (Green Bond), Series C, 5.00% due 12/1/2055 (put 10/1/2033)	1,000,000	1,041,036
[a]	California Community Choice Financing Authority (Guaranty: Deutsche Bank AG) (Green Bond), Series C, 5.25% due 1/1/2054 (put 10/1/2031)	7,000,000	7,384,860
	California Community Choice Financing Authority (Guaranty: Goldman Sachs Group, Inc.) (Green Bond),
[a]	Series A-1, 5.00% due 12/1/2053 (put 8/1/2029)	2,910,000	3,040,752
[a]	Series G, 5.25% due 11/1/2054 (put 4/1/2030)	3,000,000	3,158,505
	California Community Choice Financing Authority (Guaranty: Morgan Stanley Group) (Green Bond),
[a]	Series A-1, 5.00% due 4/1/2056 (put 2/1/2036)	1,025,000	1,084,096
[a]	Series B-1, 4.00% due 2/1/2052 (put 8/1/2031)	4,570,000	4,545,459
[a]	Series E-1, 5.00% due 2/1/2054 (put 3/1/2031)	7,000,000	7,355,915
	California Community Choice Financing Authority (Guaranty: New York Life Insurance Co.) (Green Bond), Series G, 5.00% due 12/1/2035	3,500,000	3,786,016
	California Community Choice Financing Authority (Guaranty: Pacific Life Insurance Co.) (Green Bond),
[a]	Series B, 5.00% due 3/1/2056 (put 11/1/2035)	3,850,000	4,125,029
[a]	Series F, 5.00% due 2/1/2055 (put 11/1/2032)	5,400,000	5,768,998
[a]	California Community Choice Financing Authority (Guaranty: Royal Bank of Canada) (Green Bond), Series D, 5.00% due 2/1/2055 (put 9/1/2032)	7,870,000	8,331,363
	California Educational Facilities Authority (Art Center College of Design), Series A, 5.00% due 12/1/2033	375,000	397,484
[a]	California Housing Finance Agency (Century WLAVA 4 LP), 2.95% due 6/1/2046 (put 12/1/2029)	250,000	248,151
[a]	California Housing Finance Agency (Del Sur Family Housing LP), Series V, 5.00% due 5/1/2054 (put 11/1/2026)	3,875,000	3,905,915
	California Housing Finance Agency (FHA) (Green Bond),
	Series A-2,
[a]	3.25% due 8/1/2064 (put 2/1/2028)	4,170,000	4,183,961
[a]	3.60% due 8/1/2063 (put 8/1/2026)	2,500,000	2,500,722
[a]	California Housing Finance Agency (Foothill Family Preservation LP), 2.75% due 5/1/2044 (put 5/1/2028)	2,100,000	2,082,688
[a]	California Housing Finance Agency (Santa Monica Towers LP) (HUD), 2.60% due 10/1/2047 (put 4/1/2030)	350,000	346,389
[a]	California Infrastructure & Economic Development Bank (J Paul Getty Trust), Series B-2, 3.00% due 10/1/2047 (put 10/1/2026)	690,000	690,294
[a]	California Municipal Finance Authority (6033 De Soto LP), Series A, 2.95% due 1/1/2056 (put 12/1/2028)	1,000,000	997,091
	California Municipal Finance Authority (Aldersly) (California Mtg Insurance),
	Series B-1, 4.00% due 11/15/2028	595,000	595,869
	Series B-2, 3.75% due 11/15/2028	895,000	895,576
	California Municipal Finance Authority (Ararat Home of Los Angeles, Inc.) (California Mtg Insurance), 5.00% due 5/15/2033 - 5/15/2034	200,000	215,560
	California Municipal Finance Authority (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio) (Green Bond), Series A, 5.00% due 8/15/2032 - 8/15/2034	835,000	914,746
	California Municipal Finance Authority (CHF-Davis II LLC) (BAM), 5.00% due 5/15/2028	2,100,000	2,185,380
	California Municipal Finance Authority (CHF-Davis II LLC) (BAM) (Green Bond),
	4.00% due 5/15/2032	600,000	624,648
	5.00% due 5/15/2027 - 5/15/2031	1,945,000	2,072,015
	California Municipal Finance Authority (Cmnty Facs District No. 2023-5 Area No. 2),
	4.00% due 9/1/2030	215,000	219,731
	5.00% due 9/1/2035	100,000	107,011
[a]	California Municipal Finance Authority (EL Camino LP), 2.50% due 3/1/2046 (put 3/1/2029)	1,200,000	1,184,980
[a]	California Municipal Finance Authority (Lake Isabella Investment Group LP), Series A, 2.75% due 9/1/2028 (put 9/1/2027)	600,000	598,083
[a]	California Municipal Finance Authority (Palmdale Family Housing LP), Series A-1, 2.95% due 1/1/2056 (put 1/1/2028)	1,000,000	999,126
	California Municipal Finance Authority (Palomar Health Obligated Group) (AG) COP, Series A, 5.00% due 11/1/2027 - 11/1/2032	500,000	515,847
	California Municipal Finance Authority (Republic Services, Inc.) AMT,
	Series A,
[a]	3.875% due 3/1/2054 (put 3/1/2034)	2,000,000	1,960,866
[a]	4.375% due 9/1/2053 (put 9/1/2033)	4,000,000	4,135,264
[a]	California Municipal Finance Authority (Roseville Affordable LP), Series B, 3.75% due 6/1/2028 (put 6/1/2027)	1,000,000	1,007,137
[a]	California Municipal Finance Authority (San Jose South 1st Street Associates LP), Series A-2, 3.45% due 12/1/2029 (put 12/1/2028)	1,150,000	1,162,714
	California Municipal Finance Authority (Scripps College), 5.00% due 7/1/2035 - 7/1/2036	2,340,000	2,547,012
	California Municipal Finance Authority (United Airlines, Inc.) AMT, 4.00% due 7/15/2029	1,000,000	1,000,149

See notes to financial statements.	Semi-Annual Financial Statements | 247

Schedule of Investments, Continued

Thornburg California Limited Term Municipal Fund | March 31, 2026 (Unaudited)

		PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

[a]	California Municipal Finance Authority (View at San Bruno LP), Series A-1, 5.00% due 6/1/2056 (put 7/1/2028)	$1,020,000	$1,067,763
	California Municipal Finance Authority (Waste Management, Inc.; Guaranty: Waste Management Holdings) AMT,
	Series A,
[a]	3.45% due 10/1/2041 (put 10/2/2028)	2,750,000	2,750,060
[a]	3.45% due 12/1/2044 (put 12/1/2026)	3,000,000	3,001,515
	Series B,
[a]	3.375% due 9/1/2050 (put 9/1/2028)	1,100,000	1,105,646
[a]	3.85% due 11/1/2041 (put 6/1/2026)	2,000,000	2,000,572
[a,c]	California Pollution Control Financing Authority (Republic Services, Inc.) AMT, 2.875% due 7/1/2043 (put 8/17/2026)	3,500,000	3,493,885
[a]	California Pollution Control Financing Authority (Waste Management, Inc.) AMT, Series A, 4.25% due 11/1/2038 (put 7/2/2029)	3,000,000	3,027,312
[c]	California School Finance Authority (Magnolia Public Schools Obligated Group), Series A, 4.00% due 7/1/2036	1,730,000	1,707,892
	California State Public Works Board,
[b]	Series A, 5.00% due 9/1/2037	250,000	282,096
	Series C, 5.00% due 9/1/2033	1,500,000	1,700,970
	Series D, 4.00% due 4/1/2033	1,045,000	1,049,420
	California State University,
	Series A, 5.00% due 11/1/2032	700,000	701,289
[a]	Series B-3, 3.125% due 11/1/2051 (put 11/1/2026)	4,200,000	4,194,805
	California Statewide Communities Development Authority (CHF-Irvine LLC), 5.00% due 5/15/2027 - 5/15/2033	1,125,000	1,127,054
	California Statewide Communities Development Authority (CHF-Irvine LLC) (BAM), 5.00% due 5/15/2032	2,420,000	2,655,372
	California Statewide Communities Development Authority (Heritage Park Apartments Roseville LP) (FNMA), Series A, 3.70% due 4/1/2035	1,000,000	991,710
[a]	California Statewide Communities Development Authority (Kaiser Foundation Hospitals), Series 2004-MR, 5.00% due 4/1/2038 (put 11/1/2029)	2,830,000	3,051,637
	California Statewide Communities Development Authority (Odd Fellows Home) (California Mtg Insurance), Series A, 5.00% due 4/1/2026	250,000	250,000
	California Statewide Communities Development Authority (Pepperwood Apartments), Series 2023-06FN Class PT, 3.75% due 1/1/2034	1,511,660	1,517,424
	California Statewide Communities Development Authority (Sequoia Living, Inc.) (California Mtg Insurance), Series A, 5.00% due 7/1/2035	985,000	1,113,081
[b]	California Statewide Communities Development Authority (Siena Roseville LP) (FNMA) AMT, Series A, 4.20% due 5/1/2036	2,000,000	2,004,332
	California Statewide Communities Development Authority (Southern California Edison Co.),
	Series A, 1.75% due 9/1/2029	2,500,000	2,338,082
	Series D, 4.50% due 11/1/2033	3,500,000	3,551,681
[a]	California Statewide Communities Development Authority (Vintage at Folsom LP), Series E-2, 5.00% due 10/1/2028 (put 10/1/2027)	650,000	670,965
	Cathedral City Redevelopment Successor Agency (Merged Redevelopment Area) (BAM), Series A, 5.00% due 8/1/2030 - 8/1/2031	725,000	805,029
	Centinela Valley Union High School District (AG) GO, Series C, 4.00% due 8/1/2034	365,000	367,135
	Central Valley Energy Authority (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 8/1/2034	350,000	369,826
[a]	Central Valley Energy Authority (Guaranty: Pacific Life Insurance Co.), 5.00% due 12/1/2055 (put 8/1/2035)	2,000,000	2,145,492
	City of Chula Vista Redevelopment Successor Agency (AG), 5.00% due 10/1/2032	1,070,000	1,081,473
	City of Fresno (Fresno Airport Revenue) (BAM) AMT, Series A, 5.00% due 7/1/2031	595,000	643,776
	City of Irvine Reassessment District No. 25-1 (AG), 5.00% due 9/2/2035	250,000	286,976
	City of Los Angeles, 5.00% due 6/25/2026	1,100,000	1,105,904
	City of Los Angeles Department of Airports AMT,
	Series B, 5.00% due 5/15/2030 - 5/15/2032	4,600,000	4,737,565
	Series C, 5.00% due 5/15/2031	400,000	409,736
	Series D, 5.00% due 5/15/2033	5,435,000	5,912,340
[a]	City of San Jose (Allied 1510 Parkmoor LP) (HUD), Series F-2, 5.00% due 6/1/2027 (put 6/1/2026)	2,000,000	2,004,692
	City of San Jose (La Moraga San Jose LP) (FNMA), Series C, 3.90% due 10/1/2035	2,750,000	2,773,397
	City of San Mateo (San Mateo Community Facilities District No. 2008-1) (BAM), 5.00% due 9/1/2027 - 9/1/2032	3,915,000	4,274,241
	City of Victorville Electric Revenue, Series A, 5.00% due 5/1/2028 - 5/1/2032	1,090,000	1,181,238
	County of Sacramento Airport System Revenue AMT,
	Series A, 5.00% due 7/1/2035 - 7/1/2036	1,150,000	1,266,211
	Series C, 5.00% due 7/1/2027 - 7/1/2030	2,730,000	2,809,929
	El Monte City School District (AG) GO, Series A, 5.00% due 8/1/2026	350,000	352,998
	Guam Government Waterworks Authority (Water & Wastewater System), Series A, 5.00% due 7/1/2036	585,000	639,028
	Guam Power Authority (Electric Power System), Series A, 5.00% due 10/1/2026 - 10/1/2027	1,730,000	1,767,593
	Hesperia Community Redevelopment Successor Agency (AG), Series A, 5.00% due 9/1/2030	500,000	528,783
	Indian Wells Redevelopment Successor Agency (NPFG), Series A, 5.00% due 9/1/2029	500,000	504,923
	Indio Finance Authority (BAM), Series A, 5.00% due 11/1/2029 - 11/1/2032	1,550,000	1,701,353
	Jurupa Public Financing Authority (AG), 5.00% due 9/1/2032	1,260,000	1,433,578
	Lammersville Joint (BAM) USD, 5.00% due 9/1/2028 - 9/1/2032	4,055,000	4,479,127
	Los Angeles Community College District GO, 5.00% due 8/1/2026	3,000,000	3,025,794
[a]	Los Angeles County Development Authority (2111 Firestone LP) (HUD), Series E, 5.00% due 7/1/2043 (put 7/1/2026)	2,605,000	2,607,608
[a]	Los Angeles County Development Authority (Century Wlava 2 LP) (HUD), Series C, 3.75% due 12/1/2046 (put 12/1/2026)	2,575,000	2,573,710
[a]	Los Angeles County Development Authority (RCV 1 LP), Series C, 3.35% due 9/1/2059 (put 9/1/2029)	1,000,000	1,000,289
	Los Angeles Housing Authority (FNMA), Series A, 3.75% due 4/1/2034	5,020,000	4,954,695
[a]	Los Angeles Housing Authority (One San Pedro Phase I LP), Series B, 3.25% due 2/1/2029 (put 2/1/2028)	1,000,000	1,001,182

248 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg California Limited Term Municipal Fund | March 31, 2026 (Unaudited)

		PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	Los Angeles USD (Green Bond) ETM COP, Series A, 5.00% due 10/1/2033	$1,000,000	$1,154,686
	Mount Diablo (AG) USD COP, 5.00% due 9/1/2027	550,000	571,056
	Municipal Improvement Corp. of Los Angeles (City of Los Angeles), Series A, 5.00% due 5/1/2029 - 5/1/2037	1,330,000	1,481,378
	Norman Y Mineta San Jose International Airport SJC (BAM) AMT, Series A, 4.00% due 3/1/2034	1,225,000	1,240,206
	Norman Y Mineta San Jose International Airport SJC AMT, Series A, 5.00% due 3/1/2033 - 3/1/2035	2,500,000	2,535,764
[a]	Northern California Energy Authority (Guaranty: Paclife Life Insurance Co.), Series A-1, 5.00% due 12/1/2054 (put 8/1/2030)	175,000	184,639
	Oakland (County of Alameda Educational Facilities) (AG) USD GO, Series A, 4.00% due 8/1/2035	1,000,000	1,004,574
	Peralta Community College District GO, 5.00% due 8/1/2031 - 8/1/2033	2,065,000	2,338,280
	Pittsburg Redevelopment Successor Agency (AG), Series A, 5.00% due 9/1/2026	535,000	540,673
	Redwoods Community College District (BAM) GO, 5.00% due 8/1/2035	500,000	576,249
	Riverside County Public Financing Authority (BAM), Series A, 5.00% due 10/1/2026	2,200,000	2,228,884
	Rosemead CDC Successor Agency (Rosemead Merged Project Area) (BAM), 5.00% due 10/1/2026	745,000	754,786
	San Diego County Regional Airport Authority, Series A, 5.00% due 7/1/2033	500,000	537,283
	San Diego County Regional Airport Authority AMT,
	Series B, 5.00% due 7/1/2030 - 7/1/2035	7,080,000	7,771,256
	Series C, 5.00% due 7/1/2031 - 7/1/2033	2,560,000	2,758,242
	San Francisco City & County Airport Comm-San Francisco International Airport AMT,
	Series A, 5.00% due 5/1/2032 - 5/1/2035	8,000,000	8,792,594
	Series D, 5.00% due 5/1/2032	1,800,000	1,970,872
[a]	San Joaquin Valley Clean Energy Authority (Guaranty: Goldman Sachs Group, Inc.) (Green Bond), Series A, 5.50% due 1/1/2056 (put 7/1/2035)	4,800,000	5,215,426
	Santa Clara County Financing Authority, Series Q, 4.00% due 5/15/2032	1,040,000	1,041,383
	Santa Cruz County Capital Financing Authority, Series A-1, 4.00% due 6/1/2031 - 6/1/2034	1,620,000	1,680,775
	State of California GO,
	4.00% due 8/1/2033 - 3/1/2036	8,000,000	8,048,281
	5.00% due 8/1/2027 - 8/1/2033	2,640,000	2,717,816
	Stockton Public Financing Authority (Stockton Water Revenue) (BAM) (Green Bond), Series A, 5.00% due 10/1/2026 - 10/1/2027	1,320,000	1,353,854
	Stockton-East Water District (BAM) (Green Bond) COP, Series A, 5.00% due 3/1/2027	1,000,000	1,021,322
	Territory of Guam, Series G, 5.00% due 1/1/2036	500,000	526,060
	Tustin (Community Facilities District No. 97-1) USD, Series A, 5.00% due 9/1/2031	450,000	450,155
	Tustin Financing Authority (AG), 5.00% due 9/1/2035	700,000	806,109
	University of California,
	Series AV, 5.00% due 5/15/2035	500,000	510,661
	Series AY, 4.00% due 5/15/2035	1,000,000	1,005,044
	Series CD, 5.00% due 5/15/2036	2,500,000	2,881,317
	Ventura County Community College District GO, 4.00% due 8/1/2032	1,000,000	1,001,881
	Vista (AG) USD COP, 5.00% due 10/1/2026 - 10/1/2027	775,000	795,882
	Vista USD GO, 5.00% due 8/1/2027	1,000,000	1,036,716
	West Valley-Mission Community College District GO, Series B, 4.00% due 8/1/2034	1,150,000	1,150,665
	TOTAL LONG-TERM MUNICIPAL BONDS — 94.2% (Cost $273,853,556)		$277,207,407

	SHORT-TERM MUNICIPAL BONDS — 4.6%
	Regents of the University of California Medical Center Pooled Revenue,
[a]	Series B-1, 2.55% due 5/15/2032 (put 4/1/2026)	1,575,000	1,575,000
[a]	Series K, 2.55% due 5/15/2047 (put 4/1/2026)	11,380,000	11,380,000
[a]	State of California (LOC Barclays Bank plc) GO, Series A-1, 2.55% due 5/1/2033 (put 4/1/2026)	550,000	550,000
	TOTAL SHORT-TERM MUNICIPAL BONDS — 4.6% (Cost $13,505,000)		$13,505,000

	TOTAL INVESTMENTS — 98.8% (Cost $287,358,556)		$290,712,407

	OTHER ASSETS LESS LIABILITIES — 1.2%		3,665,180

	NET ASSETS — 100.0%		$294,377,587

Footnote Legend

a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on March 31, 2026.
b	When-issued security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the aggregate value of these securities in the Fund’s portfolio was $5,201,777, representing 1.77% of the Fund’s net assets.

See notes to financial statements.	Semi-Annual Financial Statements | 249

Schedule of Investments, Continued

Thornburg California Limited Term Municipal Fund | March 31, 2026 (Unaudited)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AG	Insured by Assured Guaranty, Inc.	HFFA	Health Facilities Financing Authority
AMT	Alternative Minimum Tax	HUD	Insured by Housing and Urban Development
BAM	Insured by Build America Mutual Insurance Co.	LOC	Letter of Credit
CDC	Community Development Commission	Mtg	Mortgage
COP	Certificates of Participation	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
ETM	Escrowed to Maturity	NPFG	Insured by National Public Finance Guarantee Corp.
FHA	Insured by Federal Housing Administration	USD	Unified School District
FNMA	Collateralized by Federal National Mortgage Association
GO	General Obligation

250 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments

Thornburg New Mexico Intermediate Municipal Fund | March 31, 2026 (Unaudited)

		PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	LONG-TERM MUNICIPAL BONDS — 97.0%
	Alamogordo Municipal School District No. 1 (State Aid Withholding) GO, 5.00% due 8/1/2032	$290,000	$321,884
	Albuquerque Municipal School District No. 12 (Bernalillo & Sandoval Counties School Facilities) (State Aid Withholding) GO, Series 2017, 5.00% due 8/1/2031	1,000,000	1,006,985
	Albuquerque Municipal School District No. 12 (State Aid Withholding) GO,
	5.00% due 8/1/2033	250,000	261,697
	Series 2017, 5.00% due 8/1/2028	600,000	604,782
	Series A, 5.00% due 8/1/2032 - 8/1/2040	1,800,000	1,950,496
	Antonio B Won Pat International Airport Authority AMT,
	Series A,
	5.00% due 10/1/2034	100,000	106,209
	5.25% due 10/1/2039	100,000	105,212
	City of Albuquerque (City Infrastructure Improvements) GRT, Series A, 5.00% due 7/1/2033 - 7/1/2034	2,300,000	2,303,252
	City of Albuquerque GO, Series A, 5.00% due 7/1/2039	1,000,000	1,098,064
	City of Albuquerque GRT,
	5.00% due 7/1/2038	125,000	137,084
	Series B, 5.00% due 7/1/2040	500,000	536,357
	Series C, 4.00% due 7/1/2032	1,215,000	1,217,528
	City of Albuquerque Refuse Removal & Disposal Revenue, 5.00% due 7/1/2030 - 7/1/2036	340,000	363,705
	City of Albuquerque Transportation Infrastructure GRT, 4.00% due 7/1/2031	800,000	818,500
	City of Farmington (Public Service Co. of New Mexico),
[a]	Series C, 3.875% due 6/1/2040 (put 6/1/2029)	2,000,000	2,035,532
[a]	Series D, 3.90% due 6/1/2040 (put 6/1/2028)	2,130,000	2,161,863
	City of Las Cruces (Joint Utility System), 4.00% due 6/1/2028	475,000	475,850
	City of Rio Rancho GRT, 5.00% due 6/1/2041 - 6/1/2045	2,065,000	2,188,561
[b]	City of Rio Rancho Water & Wastewater System Revenue, 5.00% due 5/15/2046	285,000	299,357
	City of Roswell (Joint Water & Sewer Improvement) (BAM), 5.00% due 6/1/2035 - 6/1/2036	1,220,000	1,223,044
	City of Roswell GRT, 4.00% due 8/1/2030	200,000	202,004
	City of Santa Fe (Public Facilities) GRT, Series A, 5.00% due 6/1/2034 - 6/1/2038	1,870,000	1,945,850
	City of Santa Fe GO, 5.00% due 8/1/2037	880,000	988,459
	County of Bernalillo (Government Services) (NPFG) GRT, Series B, 5.70% due 4/1/2027	290,000	299,197
	County of Bernalillo (Government Services) GRT,
	5.25% due 4/1/2027	125,000	128,412
	Series B, 5.70% due 4/1/2027	1,070,000	1,103,933
	County of Los Alamos Revenue GRT,
	5.00% due 6/1/2045	500,000	530,342
	Series B1, 5.00% due 6/1/2046	200,000	210,221
	County of McKinley (BAM) GRT, 4.00% due 6/1/2043	750,000	721,105
	County of San Juan (County Capital Improvements) GRT, Series B, 5.00% due 6/15/2028 - 6/15/2030	2,645,000	2,649,580
	County of Santa Fe (County Correctional System) (AG), 6.00% due 2/1/2027	210,000	215,192
[a]	County of Santa Fe (Cresta Ranch Apartments LLP), 3.29% due 12/10/2049 (put 6/1/2028)	500,000	502,436
	County of Santa Fe GO, 4.25% due 7/1/2038	1,065,000	1,085,857
	Fiesta Public Improvement District (Improvement Area 1) (BAM), 4.50% due 10/1/2045	420,000	390,356
	Guam Government Waterworks Authority (Water & Wastewater System), Series A, 5.50% due 7/1/2045	500,000	534,285
	Guam Power Authority, Series A, 5.00% due 10/1/2042	1,750,000	1,796,184
	Guam Power Authority (Electric Power System), Series A, 5.00% due 10/1/2026	730,000	736,662
	Guam Waterworks Authority (Water & Wastewater System), 5.00% due 1/1/2046	1,010,000	1,004,821
	Hobbs School District No. 16 (State Aid Withholding) GO, 5.00% due 9/15/2026 - 9/15/2027	650,000	664,546
	Inspiration Public Improvement District (BAM), 4.00% due 10/1/2044	350,000	320,648
	Lea County Public School District No. 8 Eunice (State Aid Withholding) GO, 5.00% due 9/15/2032 - 9/15/2033 (pre-refunded 9/15/2029)	2,185,000	2,370,513
	Los Diamantes Public Improvement District (BAM), 4.00% due 10/1/2044	500,000	472,509
	Loving Municipal School District No. 10 (State Aid Withholding) GO, 5.00% due 9/15/2027	1,085,000	1,120,511
	New Mexico Finance Authority, Series D, 5.00% due 6/1/2040	845,000	887,062
	New Mexico Finance Authority (Public Project Revolving Fund),
	Series B,
	4.00% due 6/1/2029 - 6/1/2030	2,425,000	2,427,286
	5.00% due 6/1/2043	1,000,000	1,069,510
	Series C, 5.00% due 6/1/2032 - 12/15/2045	880,000	917,820
	Series D, 4.00% due 6/1/2033 - 6/1/2034	5,245,000	5,252,010
	New Mexico Finance Authority (State of New Mexico Department of Transportation), Series A, 5.00% due 6/15/2026	1,000,000	1,004,789
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group),
	Series A,
	4.00% due 8/1/2036 - 8/1/2037	3,965,000	3,874,849

See notes to financial statements.	Semi-Annual Financial Statements | 251

Schedule of Investments, Continued

Thornburg New Mexico Intermediate Municipal Fund | March 31, 2026 (Unaudited)

		PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	5.00% due 8/1/2037 - 8/1/2039	$1,770,000	$1,824,976
	New Mexico Institute of Mining & Technology (Campus Buildings Acquisition & Improvements) (AG), 4.00% due 12/1/2040	700,000	678,161
	New Mexico Mortgage Finance Authority,
	Series A, 4.60% due 9/1/2046	900,000	877,007
	Series A-1, 3.20% due 9/1/2031	460,000	458,581
	New Mexico Mortgage Finance Authority (FHLMC, FNMA, GNMA),
	Series A Class I,
	3.85% due 9/1/2035	535,000	522,276
	4.25% due 9/1/2043	995,000	957,003
	4.50% due 9/1/2044	220,000	222,426
	4.55% due 9/1/2045	655,000	642,114
	Series B Class I, 4.55% due 9/1/2043	1,485,000	1,519,433
	Series C Class I,
	4.55% due 9/1/2043	1,235,000	1,267,016
	4.60% due 9/1/2044	1,465,000	1,485,552
	4.95% due 9/1/2045	1,445,000	1,462,365
	Series E Class I, 5.05% due 9/1/2045	1,000,000	1,026,539
	Series F Class I, 2.85% due 7/1/2039	775,000	656,240
[a]	New Mexico Mortgage Finance Authority (JLG ABQ 2023 LLLP) (HUD), 2.92% due 2/1/2042 (put 9/1/2026)	850,000	849,408
[a]	New Mexico Municipal Energy Acquisition Authority (Guaranty: Royal Bank of Canada), 5.00% due 6/1/2054 (put 11/1/2030)	2,765,000	2,916,539
	Regents of New Mexico State University (Campus Buildings Acquisition & Improvements), Series A, 5.00% due 4/1/2032 - 4/1/2036	2,780,000	2,825,668
	Santa Fe Public School District (State Aid Withholding) GO, 5.00% due 8/1/2026 - 8/1/2031	770,000	789,843
	State of New Mexico GO, 5.00% due 3/1/2035	1,000,000	1,067,203
	State of New Mexico Severance Tax Permanent Fund,
	5.00% due 7/1/2028	465,000	489,330
	Series A, 5.00% due 7/1/2029	500,000	536,718
	State of New Mexico Severance Tax Permanent Fund (State of New Mexico), Series A, 5.00% due 7/1/2035	1,000,000	1,075,159
	Territory of Guam, Series G, 5.25% due 1/1/2040	350,000	364,973
	Town of Silver City (BAM) GRT, 5.00% due 6/1/2037	610,000	636,052
	University of New Mexico, Series A, 4.00% due 6/1/2032	385,000	385,521
	University of New Mexico (AG), 4.375% due 6/1/2043	1,005,000	1,012,382
	Village of Los Ranchos de Albuquerque (Albuquerque Academy),
	4.00% due 9/1/2040	2,700,000	2,596,350
	5.00% due 9/1/2031	300,000	322,251
	Volterra Public Improvement District (BAM), 4.00% due 10/1/2043	1,000,000	945,758
	TOTAL LONG-TERM MUNICIPAL BONDS — 97.0% (Cost $84,554,910)		$85,055,755

	TOTAL INVESTMENTS — 97.0% (Cost $84,554,910)		$85,055,755

	OTHER ASSETS LESS LIABILITIES — 3.0%		2,624,712

	NET ASSETS — 100.0%		$87,680,467

Footnote Legend

a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on March 31, 2026.
b	When-issued security.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AG	Insured by Assured Guaranty, Inc.	GNMA	Collateralized by Government National Mortgage Association
AMT	Alternative Minimum Tax	GO	General Obligation
BAM	Insured by Build America Mutual Insurance Co.	GRT	Gross Receipts Tax
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.	HUD	Insured by Housing and Urban Development
FNMA	Collateralized by Federal National Mortgage Association	NPFG	Insured by National Public Finance Guarantee Corp.

252 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments

Thornburg New York Intermediate Municipal Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE

	LONG-TERM MUNICIPAL BONDS — 94.4%
	Antonio B Won Pat International Airport Authority AMT, Series A, 5.25% due 10/1/2040	$200,000	$209,755
	Battery Park City Authority (Green Bond), 5.00% due 11/1/2045 - 11/1/2046	400,000	428,380
	Build NYC Resource Corp. (South Bronx Classical Charter School V), Series A, 5.00% due 6/15/2046	225,000	221,924
	Build NYC Resource Corp. (Young Men’s & Young Women’s Hebrew Association), 5.00% due 12/1/2032	400,000	443,500
	City of Long Beach (BAM) GO, Series B, 5.25% due 7/15/2042	500,000	523,875
	City of New York GO,
	Series A, 5.00% due 8/1/2043	800,000	842,059
	Series D-1, 5.00% due 12/1/2044	400,000	406,697
	City of Yonkers (AG) GO, Series A, 5.00% due 2/15/2039	150,000	163,583
	Dutchess County Local Development Corp. (Culinary Institute of America), 5.25% due 7/1/2043	350,000	363,656
	Dutchess County Local Development Corp. (Tompkins Terrace Housing LP) (FNMA) (Green Bond), 5.00% due 10/1/2040	498,237	528,853
	Erie County (Buffalo City School District) (State Aid Withholding) IDA, Series A, 5.00% due 5/1/2026 - 5/1/2027	700,000	706,646
	Guam Power Authority, Series A, 5.00% due 10/1/2042	250,000	256,598
	Guam Waterworks Authority (Water & Wastewater System), 5.00% due 7/1/2026 - 1/1/2046	1,225,000	1,234,696
	Hudson Yards Infrastructure Corp. (Hudson Yards Subway Station), Series A, 5.00% due 2/15/2035	150,000	152,505
	Long Island Power Authority, 5.00% due 9/1/2035	200,000	209,094
	Long Island Power Authority (Electric System Capital Improvements) (AG), Series C, 5.25% due 9/1/2029	645,000	695,896
	Monroe County (Monroe Community College Association, Inc.) (AG) IDC, 5.00% due 1/15/2028 - 1/15/2029	550,000	550,680
	Nassau County Sewer & Storm Water Finance Authority (Sewerage & Storm Water Resource Facilities), Series A, 5.00% due 10/1/2028 - 10/1/2031	1,400,000	1,400,839
	New York City Housing Development Corp. (CSA Preservation Partners LLC) (HUD) (Green Bond), Series A, 4.45% due 8/1/2043	200,000	198,245
	New York City Housing Development Corp. (FHA) (Green Bond), Series A-1, 4.55% due 11/1/2044	300,000	293,371
	New York City Housing Development Corp. (Green Bond),
	Series A-2,
[a]	3.25% due 11/1/2065 (put 2/1/2030)	300,000	300,052
[a]	3.70% due 5/1/2063 (put 12/30/2027)	100,000	100,019
	Series F-1A, 4.30% due 11/1/2044	350,000	334,226
	Series G, 4.60% due 11/1/2043	250,000	250,284
	New York City Housing Development Corp. (HUD) (Green Bond), Series B-1-A, 4.50% due 11/1/2044	100,000	97,502
	New York City Municipal Water Finance Authority (New York City Water & Sewer System),
	Series AA-2, 4.00% due 6/15/2042	350,000	342,050
	Series BB-2, 5.00% due 6/15/2045	250,000	261,949
	Series EE, 4.00% due 6/15/2042	250,000	245,665
	New York City Transitional Finance Authority Future Tax Secured Revenue,
	Series A, 5.00% due 11/1/2036	1,000,000	1,063,376
	Series A-1, 5.00% due 8/1/2038	600,000	622,201
	New York State Dormitory Authority (AG, State Aid Withholding), Series A, 5.00% due 10/1/2039 - 10/1/2044	1,100,000	1,169,586
	New York State Dormitory Authority (Barnard College), Series A, 5.00% due 7/1/2041	250,000	259,947
	New York State Dormitory Authority (Orange & Ulster Counties Board Coop Educational Services Sole Supervisory District), Series A, 4.25% due 8/15/2044	300,000	301,977
	New York State Dormitory Authority (School District Financing Program) (AG, State Aid Withholding), Series A, 5.00% due 10/1/2028	200,000	200,371
	New York State Dormitory Authority (State Aid Withholding), Series A, 5.00% due 10/1/2032 - 10/1/2033	450,000	457,461
	New York State Dormitory Authority (State of New York Personal Income Tax Revenue),
	Series A, 4.00% due 3/15/2040 - 3/15/2042	750,000	741,712
	Series E, 4.00% due 3/15/2039	350,000	348,071
	New York State Dormitory Authority (State of New York Sales Tax Revenue),
	Series A, 5.00% due 3/15/2038	200,000	202,863
	Series A-1, 4.00% due 3/15/2043	500,000	487,196
	New York State Energy Research & Development Authority (New York State Electric & Gas Corp.), Series C, 4.00% due 4/1/2034	550,000	559,427
[a]	New York State Environmental Facilities Corp. (Waste Management, Inc.) AMT, 3.00% due 5/1/2030 (put 5/1/2026)	500,000	499,650
[a]	New York State Housing Finance Agency (325 Kent LLC) (FNMA), Series A, 3.95% due 11/1/2050 (put 1/1/2035)	500,000	496,237
[a]	New York State Housing Finance Agency (Green Bond), Series A, 3.20% due 5/1/2056 (put 5/1/2031)	400,000	401,390
	New York State Housing Finance Agency (HUD, SONYMA) (Green Bond),
	Series A-1, 4.60% due 11/1/2045	500,000	501,174
[a]	Series A-2, 3.65% due 11/1/2062 (put 11/1/2028)	655,000	655,089
	Series C-1, 4.50% due 11/1/2043	250,000	251,219
[a]	Series E-2, 3.875% due 11/1/2063 (put 5/1/2028)	100,000	100,071
	New York Transportation Development Corp. (JFK International Air Terminal LLC) AMT, 5.00% due 12/1/2038 - 12/1/2041	500,000	520,462
	New York Transportation Development Corp. (JFK NTO LLC) (Green Bond) AMT, 5.25% due 6/30/2044	250,000	257,692
	Onondaga County Water Authority, Series B, 5.00% due 6/1/2044 - 6/1/2045	355,000	360,621
	Port Authority of New York & New Jersey AMT,
	4.00% due 11/1/2034	250,000	252,029

See notes to financial statements.	Semi-Annual Financial Statements | 253

Schedule of Investments, Continued

Thornburg New York Intermediate Municipal Fund | March 31, 2026 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	Series 207, 5.00% due 9/15/2032	$250,000	$258,244
	Series 238, 5.00% due 7/15/2040	400,000	426,395
	Rockland County Solid Waste Management Authority, Series A, 5.50% due 12/15/2041	335,000	376,001
	State of New York Mortgage Agency Homeowner Mortgage Revenue (SONYMA) (Green Bond), Series 264, 4.375% due 10/1/2044	350,000	344,686
	State of New York Mortgage Agency Homeowner Mortgage Revenue (SONYMA) (Green Bond) AMT, Series 262, 4.45% due 4/1/2036	210,000	213,919
	Tompkins County Development Corp. (Ithaca College), 5.00% due 7/1/2027	360,000	360,659
	Town of Hempstead GO, 4.00% due 5/1/2044	300,000	300,949
	Triborough Bridge & Tunnel Authority,
	Series A, 5.00% due 11/15/2045	150,000	157,316
	Series A-2, 5.00% due 11/15/2044	410,000	434,187
[a]	Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue), Series B-2, 5.00% due 5/15/2050	255,000	255,363
	Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series A, 5.00% due 9/1/2033	645,000	687,575
	Westchester County Local Development Corp. (Miriam Osborn Memorial Home Association Obligated Group), 5.00% due 7/1/2026 - 7/1/2028	580,000	587,957
	TOTAL LONG-TERM MUNICIPAL BONDS — 94.4% (Cost $26,778,444)		26,875,672

SHORT-TERM INVESTMENTS — 2.3%

MUTUAL FUND — 0.3%

[b]	State Street Institutional Treasury Money Market Fund, Premier Class, 3.60%	103,181	103,181
	TOTAL MUTUAL FUND — 0.3% (Cost $103,181)		103,181

U.S. TREASURY SECURITIES — 2.0%

U.S. Treasury Bills,
3.69% due 4/16/2026	280,000	279,577
3.696% due 4/14/2026	280,000	279,632
TOTAL U.S. TREASURY SECURITIES — 2.0% (Cost $559,209)		559,209
TOTAL SHORT-TERM INVESTMENTS — 2.3% (Cost $662,390)		662,390

TOTAL INVESTMENTS — 96.7% (Cost $27,440,834)		$27,538,062

OTHER ASSETS LESS LIABILITIES — 3.3%		931,578

NET ASSETS — 100.0%		$28,469,640

Footnote Legend

a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on March 31, 2026.
b	Rate represents the money market fund annualized seven-day yield at March 31, 2026.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AG	Insured by Assured Guaranty, Inc.	GO	General Obligation
AMT	Alternative Minimum Tax	HUD	Insured by Housing and Urban Development
BAM	Insured by Build America Mutual Insurance Co.	IDA	Industrial Development Authority/Agency
FHA	Insured by Federal Housing Administration	IDC	Industrial Development Corp.
FNMA	Collateralized by Federal National Mortgage Association	SONYMA	State of New York Mortgage Agency

254 | Semi-Annual Financial Statements	See notes to financial statements.

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Semi-Annual Financial Statements | 255

Statements of Assets and Liabilities

March 31, 2026 (Unaudited)

	THORNBURG	THORNBURG	THORNBURG	THORNBURG
	SHORT DURATION	LIMITED TERM	INTERMEDIATE	STRATEGIC MUNICIPAL
	MUNICIPAL FUND	MUNICIPAL FUND	MUNICIPAL FUND	INCOME FUND
ASSETS
Investment in securities, at cost	$91,235,007	$2,082,126,111	$1,212,238,195	$395,683,643
Investments at value	91,747,014	2,128,255,960	1,236,133,301	403,378,985
Cash	7,262	7,804	-	800
Receivable for investments sold	1,450,000	7,596,419	4,887,309	1,515,000
Receivable for fund shares sold	-	4,187,546	1,997,900	16,124
Dividends receivable	300	2,304	1,601	591
Principal and interest receivable	1,143,717	26,108,942	16,134,644	5,554,874
Prepaid expenses and other assets	26,349	50,485	50,620	45,161

Total Assets	94,374,642	2,166,209,460	1,259,205,375	410,511,535

LIABILITIES
Payable for investments purchased	-	23,606,898	20,698,749	3,554,740
Payable for fund shares redeemed	24,188	3,378,415	1,424,613	620,779
Payable to investment advisor and other affiliates	25,205	1,141,050	541,409	134,420
Accounts payable and accrued expenses	51,824	597,727	55,960	49,280
Dividends payable	82,580	385,672	467,144	9,199
Total Liabilities	183,797	29,109,762	23,187,875	4,368,418

NET ASSETS	$94,190,845	$2,137,099,698	$1,236,017,500	$406,143,117

NET ASSETS CONSIST OF
Net capital paid in on shares of beneficial interest	$101,276,813	$2,356,407,528	$1,263,299,162	$427,498,193
Accumulated loss	(7,085,968)	(219,307,830)	(27,281,662)	(21,355,076)

NET ASSETS	$94,190,845	$2,137,099,698	$1,236,017,500	$406,143,117

256 | Semi-Annual Financial Statements

Statements of Assets and Liabilities, Continued

March 31, 2026 (Unaudited)

	THORNBURG	THORNBURG	THORNBURG		THORNBURG
	SHORT DURATION	LIMITED TERM	INTERMEDIATE		STRATEGIC MUNICIPAL
	MUNICIPAL FUND	MUNICIPAL FUND	MUNICIPAL FUND		INCOME FUND
NET ASSET VALUE
Class A Shares:
Net assets applicable to shares outstanding	$7,679,052	$432,660,505	$231,155,458		$64,408,919
Shares outstanding	645,140	31,979,064	17,610,886		4,631,522
Net asset value and redemption price per share	$11.90	$13.53	$13.13		$13.91
Maximum offering price per share (net asset value, plus 2.25% of offering price)	$12.17	$13.84	$13.40	*	$14.19	*
Class C Shares:
Net assets applicable to shares outstanding	-	24,078,161	11,374,436		3,640,471
Shares outstanding	-	1,776,494	865,508		261,487
Net asset value and redemption price per share**	-	13.55	13.14		13.92
Class C2 Shares:
Net assets applicable to shares outstanding	-	2,059,572	2,187,482		-
Shares outstanding	-	151,923	166,443		-
Net asset value and redemption price per share**	-	13.56	13.14		-
Class I Shares:
Net assets applicable to shares outstanding	86,511,793	1,678,301,460	991,300,124		338,093,727
Shares outstanding	7,269,770	124,037,893	75,621,766		24,290,513
Net asset value and redemption price per share	11.90	13.53	13.11		13.92

*	Net asset value, plus 2.00% of offering price.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

Semi-Annual Financial Statements | 257

Statements of Assets and Liabilities, Continued

March 31, 2026 (Unaudited)

	THORNBURG CALIFORNIA LIMITED TERM	THORNBURG NEW MEXICO INTERMEDIATE	THORNBURG NEW YORK INTERMEDIATE
	MUNICIPAL FUND	MUNICIPAL FUND	MUNICIPAL FUND
ASSETS
Investment in securities, at cost	$287,358,556	$84,554,910	$27,440,834
Investments at value	290,712,407	85,055,755	27,538,062
Cash	1,530,063	2,132,756	625,390
Receivable for investments sold	3,500,000	-	-
Receivable for fund shares sold	384,305	2,862	2,843
Dividends receivable	470	153	117
Principal and interest receivable	3,404,567	988,564	358,903
Prepaid expenses and other assets	12,601	7,886	5,713

Total Assets	299,544,413	88,187,976	28,531,028

LIABILITIES
Payable for investments purchased	4,543,292	298,994	-
Payable for fund shares redeemed	338,145	96,639	9,875
Payable to investment advisor and other affiliates	137,820	63,907	8,877
Accounts payable and accrued expenses	58,505	37,986	32,613
Dividends payable	89,064	9,983	10,023

Total Liabilities	5,166,826	507,509	61,388

NET ASSETS	$294,377,587	$87,680,467	$28,469,640

NET ASSETS CONSIST OF
Net capital paid in on shares of beneficial interest	$309,476,641	$92,897,056	$29,721,421
Accumulated loss	(15,099,054)	(5,216,589)	(1,251,781)
NET ASSETS	$294,377,587	$87,680,467	$28,469,640

258 | Semi-Annual Financial Statements

Statements of Assets and Liabilities, Continued

March 31, 2026 (Unaudited)

	THORNBURG CALIFORNIA LIMITED TERM		THORNBURG NEW MEXICO INTERMEDIATE	THORNBURG NEW YORK INTERMEDIATE
	MUNICIPAL FUND		MUNICIPAL FUND	MUNICIPAL FUND
NET ASSET VALUE
Class A Shares:
Net assets applicable to shares outstanding	$46,429,422		$30,680,950	$11,143,202
Shares outstanding	3,604,903		2,488,005	933,661
Net asset value and redemption price per share	$12.88		$12.33	$11.93
Maximum offering price per share (net asset value, plus 2.00% of offering price)	$13.18	*	$12.58	$12.17

Class C Shares:
Net assets applicable to shares outstanding	1,147,836		-	-
Shares outstanding	89,039		-	-
Net asset value and redemption price per share**	12.89		-	-

Class C2 Shares:
Net assets applicable to shares outstanding	1,475,054		-	-
Shares outstanding	114,442		-	-
Net asset value and redemption price per share**	12.89		-	-

Class D Shares:
Net assets applicable to shares outstanding	-		6,224,370	-
Shares outstanding	-		504,533	-
Net asset value and redemption price per share	-		12.34	-

Class I Shares:
Net assets applicable to shares outstanding	245,325,275		50,775,147	17,326,438
Shares outstanding	19,027,823		4,119,500	1,451,673
Net asset value and redemption price per share	12.89		12.33	11.94

*	Net asset value, plus 2.25% of offering price.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

Semi-Annual Financial Statements | 259

Statements of Operations

Six Months Ended March 31, 2026 (Unaudited)

	THORNBURG	THORNBURG	THORNBURG	THORNBURG
	SHORT DURATION	LIMITED TERM	INTERMEDIATE	STRATEGIC MUNICIPAL
	MUNICIPAL FUND	MUNICIPAL FUND	MUNICIPAL FUND	INCOME FUND
INVESTMENT INCOME
Dividend income
Non-affiliated issuers	$20,490	$316,155	$317,131	$91,050
Interest income	1,971,862	42,594,448	25,703,038	9,247,694

Total Income	1,992,352	42,910,603	26,020,169	9,338,744

EXPENSES
Investment management fees	215,115	3,782,780	2,731,646	1,483,223
Administration fees	41,894	834,511	458,701	153,924
Distribution and service fees
Class A Shares	6,978	554,171	288,173	81,762
Class C Shares	-	65,312	33,209	11,236
Class C2 Shares	-	6,939	6,250	-
Transfer agent fees
Class A Shares	3,194	177,840	82,674	18,354
Class C Shares	-	12,974	5,568	2,192
Class C2 Shares	-	1,228	1,312	-
Class I Shares	17,748	690,880	300,054	150,758
Registration and filing fees
Class A Shares	10,104	10,331	9,798	9,021
Class C Shares	-	7,916	8,028	8,297
Class C2 Shares	-	6,677	4,838	-
Class I Shares	8,533	21,618	14,216	11,440
Custodian fees	21,512	79,191	51,993	32,308
Audit and tax fees	24,560	24,560	24,560	25,920
Legal fees	523	9,376	4,625	1,711
Trustee and officer fees	4,520	94,705	49,672	15,423
Other expenses	7,310	41,151	26,111	14,506
Total Expenses	361,991	6,422,160	4,101,428	2,020,075
Less:
Expenses reimbursed	(81,601)	(6,182)	(892,764)	(359,103)
Investment management fees waived	(4,519)	-	(59,458)	(465,898)

Net Expenses	275,871	6,415,978	3,149,206	1,195,074

Net Investment Income (Loss)	$1,716,481	$36,494,625	$22,870,963	$8,143,670

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss)	$13,119	$582,362	$232,198	$(9,456)
Net change in unrealized appreciation (depreciation)	(530,542)	(19,864,928)	(6,274,140)	(3,956,123)

Net Realized and Unrealized Gain (Loss)	(517,423)	(19,282,566)	(6,041,942)	(3,965,579)

Change in Net Assets Resulting from Operations	$1,199,058	$17,212,059	$16,829,021	$4,178,091

See notes to financial statements.

260 | Semi-Annual Financial Statements

Statements of Operations, Continued

Six Months Ended March 31, 2026 (Unaudited)

	THORNBURG	THORNBURG	THORNBURG
	CALIFORNIA LIMITED TERM	NEW MEXICO INTERMEDIATE	NEW YORK INTERMEDIATE
	MUNICIPAL FUND	MUNICIPAL FUND	MUNICIPAL FUND
INVESTMENT INCOME
Dividend income
Non-affiliated issuers	$118,587	$14,760	$5,208
Interest income	5,281,734	1,740,308	537,601

Total Income	5,400,321	1,755,068	542,809

EXPENSES
Investment management fees	727,053	221,918	66,660
Administration fees	113,186	34,561	10,371
Distribution and service fees
Class A Shares	66,003	39,003	14,308
Class C Shares	2,442	-	-
Class C2 Shares	4,188	-	-
Class D Shares	-	16,206	-
Transfer agent fees
Class A Shares	14,294	14,554	7,102
Class C Shares	1,828	-	-
Class C2 Shares	360	-	-
Class D Shares	-	3,146	-
Class I Shares	87,744	10,716	7,278
Registration and filing fees
Class A Shares	4,496	4,154	4,423
Class C Shares	2,718	-	-
Class C2 Shares	2,117	-	-
Class D Shares	-	2,884	-
Class I Shares	5,011	3,557	3,799
Custodian fees	26,584	20,197	17,384
Audit and tax fees	24,560	24,560	24,560
Legal fees	1,279	403	113
Trustee and officer fees	11,284	3,591	991
Other expenses	11,035	7,816	5,731
Total Expenses	1,106,182	407,266	162,720
Less:
Expenses reimbursed	(231,808)	(45,736)	(30,218)
Investment management fees waived	(89,623)	-	(26,154)

Net Expenses	784,751	361,530	106,348

Net Investment Income (Loss)	$4,615,570	$1,393,538	$436,461

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss)	$(60,087)	$463	$14
Net change in unrealized appreciation (depreciation)	(3,249,442)	(390,219)	27,947

Net Realized and Unrealized Gain (Loss)	(3,309,529)	(389,756)	27,961

Change in Net Assets Resulting from Operations	$1,306,041	$1,003,782	$464,422

See notes to financial statements.

Semi-Annual Financial Statements | 261

Statements of Changes in Net Assets

	THORNBURG SHORT DURATION MUNICIPAL FUND		THORNBURG LIMITED TERM MUNICIPAL FUND
	SIX MONTHS ENDED	YEAR ENDED	SIX MONTHS ENDED	YEAR ENDED
	MARCH 31, 2026*	SEPTEMBER 30, 2025	MARCH 31, 2026*	SEPTEMBER 30, 2025
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS

Net investment income (loss)	$1,716,481	$3,835,228	$36,494,625	$77,373,478
Net realized gain (loss)	13,119	(23,342)	582,362	(3,828,204)
Net change in unrealized appreciation (depreciation)	(530,542)	(67,746)	(19,864,928)	(7,569,173)
Net Increase (Decrease) in Net Assets Resulting from
Operations	1,199,058	3,744,140	17,212,059	65,976,101

DIVIDENDS TO SHAREHOLDERS

From distributable earnings
Class A Shares	(104,883)	(177,365)	(7,094,633)	(15,761,568)
Class C Shares	-	-	(371,710)	(964,304)
Class C2 Shares	-	-	(29,173)	(69,212)
Class I Shares	(1,604,920)	(3,651,615)	(28,952,413)	(60,476,915)

FUND SHARE TRANSACTIONS

Class A Shares	2,189,464	(829,043)	(19,292,748)	(84,808,535)
Class C Shares	-	-	(4,204,955)	(10,884,060)
Class C2 Shares	-	-	(357,476)	(249,713)
Class I Shares	(21,139,369)	(3,316,322)	23,055,741	(228,547,088)

Net Increase (Decrease) in Net Assets	(19,460,650)	(4,230,205)	(20,035,308)	(335,785,294)

NET ASSETS

Beginning of Period	113,651,495	117,881,700	2,157,135,006	2,492,920,300
End of Period	$94,190,845	$113,651,495	$2,137,099,698	$2,157,135,006

* Unaudited.

See notes to financial statements.

262 | Semi-Annual Financial Statements

Statements of Changes in Net Assets, Continued

	THORNBURG INTERMEDIATE MUNICIPAL FUND		THORNBURG STRATEGIC MUNICIPAL INCOME FUND
	SIX MONTHS ENDED	YEAR ENDED	SIX MONTHS ENDED	YEAR ENDED
	MARCH 31, 2026*	SEPTEMBER 30, 2025	MARCH 31, 2026*	SEPTEMBER 30, 2025
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS

Net investment income (loss)	$22,870,963	$39,413,846	$8,143,670	$13,961,363
Net realized gain (loss)	232,198	(11,526,249)	(9,456)	(4,878,458)
Net change in unrealized appreciation (depreciation)	(6,274,140)	(2,799,935)	(3,956,123)	(779,686)
Net Increase (Decrease) in Net Assets Resulting from
Operations	16,829,021	25,087,662	4,178,091	8,303,219

DIVIDENDS TO SHAREHOLDERS

From distributable earnings
Class A Shares	(4,230,975)	(8,768,457)	(1,280,091)	(2,465,102)
Class C Shares	(181,325)	(399,107)	(64,885)	(121,761)
Class C2 Shares	(31,842)	(46,531)	-	-
Class I Shares	(18,363,084)	(30,181,167)	(6,774,720)	(11,333,449)

FUND SHARE TRANSACTIONS

Class A Shares	2,587,702	(26,794,234)	(159,453)	(3,070,372)
Class C Shares	(149,171)	(1,260,444)	140,487	(514,716)
Class C2 Shares	423,095	295,005	-	-
Class I Shares	141,763,969	118,983,694	29,701,967	67,342,124

Net Increase (Decrease) in Net Assets	138,647,390	76,916,421	25,741,396	58,139,943

NET ASSETS

Beginning of Period	1,097,370,110	1,020,453,689	380,401,721	322,261,778
End of Period	$1,236,017,500	$1,097,370,110	$406,143,117	$380,401,721

* Unaudited.

See notes to financial statements.

Semi-Annual Financial Statements | 263

Statements of Changes in Net Assets, Continued

	THORNBURG CALIFORNIA LIMITED TERM MUNICIPAL FUND		THORNBURG NEW MEXICO INTERMEDIATE MUNICIPAL FUND
	SIX MONTHS ENDED MARCH 31, 2026*	YEAR ENDED SEPTEMBER 30, 2025	SIX MONTHS ENDED MARCH 31, 2026*	YEAR ENDED SEPTEMBER 30, 2025
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS

Net investment income (loss)	$4,615,570	$8,539,935	$1,393,538	$2,746,932
Net realized gain (loss)	(60,087)	(157,266)	463	(288,145)
Net change in unrealized appreciation (depreciation)	(3,249,442)	365,391	(390,219)	(650,517)

Net Increase (Decrease) in Net Assets
Resulting from Operations	1,306,041	8,748,060	1,003,782	1,808,270

DIVIDENDS TO SHAREHOLDERS

From distributable earnings
Class A Shares	(776,667)	(1,696,295)	(457,797)	(979,184)
Class C Shares	(13,206)	(24,727)	-	-
Class C2 Shares	(16,868)	(27,589)	-	-
Class D Shares	-	-	(87,701)	(182,009)
Class I Shares	(3,773,329)	(6,774,098)	(831,265)	(1,577,541)

FUND SHARE TRANSACTIONS

Class A Shares	(8,779,291)	(4,323,179)	(1,091,614)	(5,135,809)
Class C Shares	241,288	(292,578)	-	-
Class C2 Shares	557,429	398,389	-	-
Class D Shares	-	-	(434,121)	(938,040)
Class I Shares	18,262,505	17,989,650	350,904	1,732,667

Net Increase (Decrease) in Net Assets	7,007,902	13,997,633	(1,547,812)	(5,271,646)

NET ASSETS

Beginning of Period	287,369,685	273,372,052	89,228,279	94,499,925
End of Period	$294,377,587	$287,369,685	$87,680,467	$89,228,279

* Unaudited.

See notes to financial statements.

264 | Semi-Annual Financial Statements

Statements of Changes in Net Assets, Continued

	THORNBURG NEW YORK INTERMEDIATE MUNICIPAL FUND
	SIX MONTHS ENDED	YEAR ENDED
	MARCH 31, 2026*	SEPTEMBER 30, 2025
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS

Net investment income (loss)	$436,461	$817,697
Net realized gain (loss)	14	(30,984)
Net change in unrealized appreciation (depreciation)	27,947	(388,936)

Net Increase (Decrease) in Net Assets Resulting from Operations	464,422	397,777

DIVIDENDS TO SHAREHOLDERS

From distributable earnings
Class A Shares	(176,312)	(369,397)
Class I Shares	(258,209)	(444,550)

FUND SHARE TRANSACTIONS

Class A Shares	(381,178)	(1,037,408)
Class I Shares	4,399,774	546,483

Net Increase (Decrease) in Net Assets	4,048,497	(907,095)

NET ASSETS

Beginning of Period	24,421,143	25,328,238
End of Period	$28,469,640	$24,421,143

* Unaudited.

See notes to financial statements.

Semi-Annual Financial Statements | 265

Notes to Financial Statements

March 31, 2026 (Unaudited)

NOTE 1 – ORGANIZATION

Thornburg Short Duration Municipal Fund (“Short Duration Municipal Fund”), Thornburg Limited Term Municipal Fund (“Limited Term Municipal Fund”), Thornburg Intermediate Municipal Fund (“Intermediate Municipal Fund”), Thornburg Strategic Municipal Income Fund (“Strategic Municipal Income Fund”), Thornburg California Limited Term Municipal Fund (“Limited Term California Fund”), Thornburg New Mexico Intermediate Municipal Fund (“Intermediate New Mexico Fund”) and Thornburg New York Intermediate Municipal Fund (“Intermediate New York Fund”), collectively the “Funds”, are series of Thornburg Investment Trust (the “Trust”). The Short Duration Municipal Fund, Limited Term Municipal Fund, Intermediate Municipal Fund, Strategic Municipal Income Fund, and Limited Term California Fund are diversified. The Intermediate New Mexico Fund and Intermediate New York Fund are non-diversified. The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2026, the Funds are currently seven of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it.

Short Duration Municipal Fund: The Fund’s investment goal is to seek current income exempt from federal income tax, consistent with preservation of capital. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, high yield risk, interest rate risk, liquidity risk, management risk, market and economic risk, redemption risk, and tax risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Limited Term Municipal Fund: The Fund’s primary investment goal is to obtain as high a level of current income exempt from federal individual income tax as is consistent, in the view of Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), with preservation of capital. The Fund’s secondary goal is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, high yield risk, interest rate risk, liquidity risk, management risk, market and economic risk, redemption risk, and tax risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Intermediate Municipal Fund: The Fund’s primary investment goal is to obtain as high a level of current income exempt from federal individual income tax as is consistent, in the view of the Advisor, with preservation of capital. The Fund’s secondary goal is to reduce expected changes in its share price compared to long-term bond portfolios. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, high yield risk, interest rate risk, liquidity risk, management risk, market and economic risk, redemption risk, and tax risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Strategic Municipal Income Fund: The Fund’s investment goal is to seek a high level of current income exempt from federal individual income tax. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, high yield risk, interest rate risk, liquidity risk, management risk, market and economic risk, redemption risk, and tax risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Limited Term California Fund: The Fund’s primary investment goal is to obtain as high a level of current income exempt from federal and California state individual income taxes as is consistent, in the view of the Advisor, with preservation of capital. The Fund’s secondary goal is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, high yield risk, interest rate risk, liquidity risk, management risk, market and economic risk, redemption risk, single state risk, and tax risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Intermediate New Mexico Fund: The Fund’s primary investment goal is to obtain as high a level of current income exempt from federal and New Mexico state individual income taxes as is consistent, in the view of the Advisor, with preservation of capital. The Fund’s secondary goal is to reduce expected changes in its share price compared to long-term bond portfolios. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, high yield risk, interest rate risk, liquidity risk, management risk, market and economic risk, non-diversification risk, redemption risk, single state risk, and tax risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Intermediate New York Fund: The Fund’s primary investment goal is to obtain as high a level of current income exempt from federal, New York State, and New York City individual income taxes as is consistent, in the view of the Advisor, with preservation of capital. The Fund’s secondary goal is to reduce expected changes in its share price compared to long-term bond portfolios. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational

266 | Semi-Annual Financial Statements

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risk, high yield risk, interest rate risk, liquidity risk, management risk, market and economic risk, non-diversification risk, redemption risk, single state risk, and tax risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

As of March 31, 2026, the Funds each currently offer up to four classes of shares of beneficial interest.

Each class of shares of the Funds represents an interest in the same portfolio of investments, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C and Class C2 shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year of purchase, and bear both a service fee and a distribution fee, (iii)) Class D shares are sold at net asset value without a sales charge at the time of purchase or redemption, and bear both a service fee and a distribution fee, (iv) Class I shares are sold at net asset value without a sales charge at the time of purchase and may be subject to a service fee, and (v) the respective classes may have different reinvestment privileges and conversion rights. Additionally, each Fund may allocate among its classes certain expenses, to the extent allocable to specific classes, including administration fees, transfer agent fees, government registration fees, certain printing and postage costs, and legal expenses. Currently, class specific expenses of the Funds are limited to distribution and service fees, transfer agent fees, and certain registration and filing fees.

At March 31, 2026, the following classes of shares are offered in each respective Fund:

	CLASS A	CLASS C	CLASS C2	CLASS D	CLASS I
Short Duration Municipal Fund	X				X
Limited Term Municipal Fund	X	X	X		X
Intermediate Municipal Fund	X	X	X		X
Strategic Municipal Income Fund	X	X			X
Limited Term California Fund	X	X	X		X
Intermediate New Mexico Fund	X			X	X
Intermediate New York Fund	X				X

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each of the Funds in the preparation of its financial statements. Each Fund prepares its financial statements in conformity with United States generally accepted accounting principles (“GAAP”), including investment company accounting and reporting guidance in the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946.

Segment Reporting: Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Allocation of Income, Gains, Losses and Expenses: Net investment income (other than class specific expenses) and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class). Expenses common to all Funds are allocated daily among the Funds comprising the Trust based upon their relative net asset values or other appropriate allocation methods. Operating expenses directly attributable to a specific class are charged against the operating income of that class.

Dividends and Distributions to Shareholders: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Ordinary income dividends, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually and more often if deemed necessary by the Advisor. Dividends and distributions are paid and are reinvested in additional shares of the Funds at net asset value per share at the close of business on the ex-dividend date, or at the shareholder’s option, paid in cash.

Guarantees and Indemnifications: Under the Trust’s organizational documents (and under separate agreements with the independent Trustees), its officers and Trustees are provided with an indemnification, to the extent permitted by the 1940 Act, against certain liabilities

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Notes to Financial Statements, Continued

March 31, 2026 (Unaudited)

that may arise out of the performance of their duties to the Funds. In the normal course of business, the Trust may also enter into contracts with service providers that contain general indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, based on experience, the Trust expects the risk of loss to be remote.

Investment Income: Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Premiums and discounts are amortized and accreted, respectively, to first call dates or maturity dates using the effective yield method of the respective investments. These amounts are included in Investment Income in the Statement of Operations.

Investment Transactions: Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale of investments are recorded on an identified cost basis.

Security Valuation: All investments in securities held by the Funds are valued as described in Note 3.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases (decreases) in net assets from operations during the reporting period. Actual results could differ from those estimates.

When-Issued and Delayed Delivery Transactions: The Funds may engage in when-issued or delayed delivery transactions. To the extent the Funds engage in such transactions, they will do so for the purpose of acquiring portfolio investments consistent with the Funds’ investment objectives and not for the purpose of investment leverage or to speculate on interest rate or market changes. At the time the Funds make a commitment to purchase an investment on a when-issued or delayed delivery basis, the Funds will record the transaction and reflect the value in determining its net asset value. Pursuant to current U.S. Securities and Exchange Commission (“SEC”) guidance, a transaction involving a when-issued security will not be deemed to involve a senior security as long as the Funds intend to settle the transaction physically and the transaction settles within 35 days. Investments purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date. The values of these securities held at March 31, 2026 are detailed in the Schedule of Investments.

NOTE 3 – SECURITY VALUATION

Valuation of the Funds’ portfolio investment securities is performed by the Advisor, which has been designated by the Trustees of the Trust (the “Trustees”) as the Funds’ “valuation designee” as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).

In its capacity as the Funds’ valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Funds’ investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Funds would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker-dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Funds upon a sale of the investment, and the difference could be material to the Funds’ financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Debt obligations held by the Funds which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Funds, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the

268 | Semi-Annual Financial Statements

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March 31, 2026 (Unaudited)

Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Funds are likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.

Valuation Hierarchy: The Funds categorize their investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Funds’ investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Funds are typically calculated by pricing service providers approved by the Committee and are generally characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and a Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following tables display a summary of the fair value hierarchy measurements of each Fund’s investments as of March 31, 2026:

SHORT DURATION MUNICIPAL FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Long-Term Municipal Bonds	$89,167,014	$—	$89,167,014	$—
Short-Term Municipal Bonds	2,580,000	—	2,580,000	—
Total Investments in Securities	$91,747,014	$—	$91,747,014	$—
Total Assets	$91,747,014	$—	$91,747,014	$—

LIMITED TERM MUNICIPAL FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Long-Term Municipal Bonds	$2,032,585,960	$—	$2,032,585,960	$—
Short-Term Municipal Bonds	95,670,000	—	95,670,000	—
Total Investments in Securities	$2,128,255,960	$—	$2,128,255,960	$—
Total Assets	$2,128,255,960	$—	$2,128,255,960	$—

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Notes to Financial Statements, Continued

March 31, 2026 (Unaudited)

INTERMEDIATE MUNICIPAL FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Long-Term Municipal Bonds	$1,151,278,301	$—	$1,151,278,301	$—
Short-Term Municipal Bonds	84,855,000	—	84,855,000	—
Total Investments in Securities	$1,236,133,301	$—	$1,236,133,301	$—
Total Assets	$1,236,133,301	$—	$1,236,133,301	$—

STRATEGIC MUNICIPAL INCOME FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Long-Term Municipal Bonds	$385,820,841	$—	$385,820,841	$—
Short-Term Investments
Municipal Bonds	17,510,000	—	17,510,000	—
Mutual Fund	48,144	48,144	—	—
Total Investments in Securities	$403,378,985	$48,144	$403,330,841	$—
Total Assets	$403,378,985	$48,144	$403,330,841	$—

LIMITED TERM CALIFORNIA FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Long-Term Municipal Bonds	$277,207,407	$—	$277,207,407	$—
Short-Term Municipal Bonds	13,505,000	—	13,505,000	—
Total Investments in Securities	$290,712,407	$—	$290,712,407	$—
Total Assets	$290,712,407	$—	$290,712,407	$—

INTERMEDIATE NEW MEXICO FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Long-Term Municipal Bonds	$85,055,755	$—	$85,055,755	$—
Total Assets	$85,055,755	$—	$85,055,755	$—

INTERMEDIATE NEW YORK FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Long-Term Municipal Bonds	$26,875,672	$—	$26,875,672	$—
Short-Term Investments
Mutual Fund	103,181	103,181	—	—
U.S. Treasury Securities	559,209	—	559,209	—
Total Investments in Securities	$27,538,062	$103,181	$27,434,881	$—
Total Assets	$27,538,062	$103,181	$27,434,881	$—

270 | Semi-Annual Financial Statements

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March 31, 2026 (Unaudited)

NOTE 4 – INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement with the Trust, the Advisor serves as the investment advisor and performs advisory services for the Funds for which the Advisor’s management fees are payable at the end of each month. Under the investment advisory agreement, each Fund pays the Advisor a management fee based on the average daily net assets of that Fund at an annual rate as shown in the following table:

SHORT DURATION MUNICIPAL FUND		LIMITED TERM MUNICIPAL FUND, LIMITED TERM CALIFORNIA FUND		INTERMEDIATE MUNICIPAL FUND, INTERMEDIATE NEW MEXICO FUND, INTERMEDIATE NEW YORK FUND		STRATEGIC MUNICIPAL INCOME FUND
DAILY NET ASSETS	FEE RATE	DAILY NET ASSETS	FEE RATE	DAILY NET ASSETS	FEE RATE	DAILY NET ASSETS	FEE RATE
Up to $1 billion	0.400%	Up to $500 million	0.500%	Up to $500 million	0.500%	Up to $500 million	0.750%
Next $500 million	0.300	Next $500 million	0.400	Next $500 million	0.450	Next $500 million	0.675
Next $500 million	0.250	Next $500 million	0.300	Next $500 million	0.400	Next $500 million	0.625
Over $2 billion	0.225	Next $500 million	0.250	Next $500 million	0.350	Next $500 million	0.575
		Over $2 billion	0.225	Over $2 billion	0.275	Over $2 billion	0.500

The Funds’ effective management fees, calculated on the basis of the Funds’ average daily net assets (before applicable management fee waivers) for the six months ended March 31, 2026 were as shown in the following table. Total management fees incurred by the Funds for the six months ended March 31, 2026 are set forth in the Statement of Operations.

EFFECTIVE MANAGEMENT FEE

Short Duration Municipal Fund	0.400%
Limited Term Municipal Fund	0.353
Intermediate Municipal Fund	0.463
Strategic Municipal Income Fund	0.750
Limited Term California Fund	0.500
Intermediate New Mexico Fund	0.500
Intermediate New York Fund	0.500

The Trust has entered into an administrative services agreement with the Advisor, whereby the Advisor will perform certain administrative services. The administrative services fees are computed as an annual percentage of the aggregate average daily net assets of all applicable Funds in the Trust as follows:

ADMINISTRATIVE SERVICES FEE SCHEDULE

DAILY NET ASSETS	FEE RATE

Up to $20 billion	0.100%
$20 billion to $40 billion	0.075
$40 billion to $60 billion	0.040
Over $60 billion	0.030

The aggregate administrative services fee amount is allocated on a daily basis to each Fund based on net assets and subsequently allocated to each class of shares of the Funds. Total administrative services fees incurred by each class of shares of the Funds for the six months ended March 31, 2026, are set forth in the Statement of Operations.

The Trust has an underwriting agreement with Thornburg Securities LLC (the “Distributor”), an affiliate of the Advisor, which acts as the distributor of the Funds’ shares. For the six months ended March 31, 2026, the Distributor has advised the Funds that they earned net commissions from the sale of Class A shares and collected contingent deferred sales charges (“CDSC Fees”) from redemptions of Class C and Class C2 shares as follows:

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Notes to Financial Statements, Continued

March 31, 2026 (Unaudited)

	COMMISSIONS	CDSC FEES
Limited Term Municipal Fund	$1,934	$74
Intermediate Municipal Fund	602	50
Strategic Municipal Income Fund	724	—
Limited Term California Fund	491	—
Intermediate New Mexico Fund	483	—
Intermediate New York Fund	75	—

Pursuant to a service plan under Rule 12b-1 of the 1940 Act, the Funds may reimburse to the Distributor an amount not to exceed .25 of 1% per annum of the average daily net assets attributable to the applicable Class A, Class C, Class C2 and Class I shares of the Limited Term Municipal Fund, Intermediate Municipal Fund and Limited Term California Fund, Class A, Class C, and Class I shares of the Strategic Municipal Income Fund, Class A and Class I shares of the Intermediate New York Fund and Class A, Class D and Class I shares of the Intermediate New Mexico Fund and .20 of 1% per annum of the average daily net assets attributable to the applicable Class A and Class I shares of Short Duration Municipal Fund for payments made by the Distributor to securities dealers and other financial institutions to obtain various shareholder and distribution related services. For the six months ended March 31, 2026, there were no 12b-1 service plan fees charged for Class I. The Advisor and Distributor each may pay out of its own resources additional expenses for distribution of each Fund’s shares and shareholder services.

The Trust has also adopted a distribution plan pursuant to Rule 12b-1, applicable only to the Funds’ Class C, Class C2, and Class D shares, under which the Funds compensate the Distributor for services in promoting the sale of Class C and Class D shares of the Funds at an annual rate of up to .25 of 1% per annum of the average daily net assets attributable to Class C of the Limited Term Municipal Fund and Limited Term California Fund and Class D shares of the Intermediate New Mexico Fund, .35 of 1% per annum of the average daily net assets attributable to Class C of the Intermediate Municipal Fund and Strategic Municipal Income Fund and .40 of 1% per annum of the average daily net assets attributed to Class C2 shares of the Limited Term Municipal Fund, Intermediate Municipal Fund, and Limited Term California Fund. Total fees incurred by each class of shares of the Funds under their respective service and distribution plans for the six months ended March 31, 2026, are set forth in the Statements of Operations.

The Advisor has contractually agreed to waive certain fees and reimburse certain expenses incurred by certain classes of the Funds. The agreement may be terminated by the Trust at any time, but may not be terminated by the Advisor before February 1, 2027 unless the Advisor ceases to be the investment advisor to the Funds prior to that date. The Advisor may recoup amounts waived or reimbursed during the six months ended March 31, 2026 if, during the period, expenses fall below the contractual limit that was in place at the time these fees and expenses were waived or reimbursed. The Advisor will not recoup fees or expenses as described in the preceding sentence if that recoupment would cause the Funds’ total annual operating expenses (after the recoupment is taken into account) to exceed the lesser of: (a) the expense cap that was in place at the time the waiver or reimbursement occurred; or (b) the expense cap that is in place at the time of the recoupment. Expense caps exclude taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs.

Actual expenses of certain share classes do not exceed levels as specified in each Fund’s most recent prospectus as shown in the following table:

	CLASS A	CLASS C	CLASS C2	CLASS D	CLASS I
Short Duration Municipal Fund	0.70%	—%	—%	—%	0.50%
Limited Term Municipal Fund(a)	—	—	1.32	—	—
Intermediate Municipal Fund(b)	0.73	1.08	1.13	—	0.48
Strategic Municipal Income Fund(c)	0.75	1.10	—	—	0.50
Limited Term California Fund(d)	0.74	0.99	1.14	—	0.49
Intermediate New Mexico Fund(e)	0.92	—	—	1.17	0.67
Intermediate New York Fund(f)	0.92	—	—	—	0.67

(a)	Effective February 1, 2026 through March 31, 2026, the expense ratio level maximum was: Class C2, 1.32%. For the period from October 1, 2025 through January 31, 2026, the expense ratio level maximum was: Class C2, 1.24%.

(b)	Effective February 1, 2026 through March 31, 2026, the expense ratio level maximum was: Class A, 0.73%; Class C, 1.08%; Class C2, 1.13%. For the period from October 1, 2025 through January 31, 2026, the expense ratio level maximum was: Class A, 0.72%; Class C, 1.09%; Class C2, 1.09%.

(c)	Effective February 1, 2026 through March 31, 2026, the expense ratio level maximum was: Class A, 0.75%; Class C, 1.10%; Class I, 0.50%. For the period from October 1, 2025 through January 31, 2026, the expense ratio level maximum was: Class A, 0.81%; Class C, 1.28%; Class I, 0.59%.

(d)	Effective February 1, 2026 through March 31, 2026, the expense ratio level maximum was: Class C, 0.99%; Class C2, 1.14%. For the period from October 1, 2025 through January 31, 2026, the expense ratio level maximum was: Class C, 1.02%; Class C2, 1.02%.

(e)	Effective February 1, 2026 through March 31, 2026, the expense ratio level maximum was: Class A, 0.92%; Class D, 1.17%. For the period from October 1, 2025 through January 31, 2026, the expense ratio level maximum was: Class A, 0.99%; Class D, 1.24%.

(f)	Effective February 1, 2026 through March 31, 2026, the expense ratio level maximum was: Class A, 0.92%. For the period from October 1, 2025 through January 31, 2026, the expense ratio level maximum was: Class A, 0.99%.

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March 31, 2026 (Unaudited)

For the six months ended March 31, 2026, the Advisor contractually reimbursed certain class specific expenses and distribution fees and voluntarily waived certain expenses as follows:

CONTRACTUAL:	CLASS A	CLASS C	CLASS C2	CLASS D	CLASS I	TOTAL
Short Duration Municipal Fund	$16,149	$—	$—	$—	$65,452	$81,601
Limited Term Municipal Fund	—	—	6,182	—	—	6,182
Intermediate Municipal Fund	189,917	17,525	7,144	—	678,178	892,764
Strategic Municipal Income Fund	108,187	13,575	—	—	533,986	655,748
Limited Term California Fund	38,986	4,830	3,462	—	184,530	231,808
Intermediate New Mexico Fund	16,784	—	—	5,620	23,332	45,736
Intermediate New York Fund	13,222	—	—	—	16,996	30,218

VOLUNTARY:	CLASS A	CLASS C	CLASS C2	CLASS I	TOTAL
Short Duration Municipal Fund	$294	$—	$—	$4,225	$4,519
Intermediate Municipal Fund	11,626	558	97	47,177	59,458
Strategic Municipal Income Fund	27,988	1,601	—	139,664	169,253
Limited Term California Fund	16,239	301	397	72,686	89,623
Intermediate New York Fund	11,218	—	—	14,936	26,154

Certain officers and Trustees of the Trust are also officers or directors of the Advisor and Distributor. The compensation of the independent Trustees is borne by the Trust. The Trust also pays a portion of the Chief Compliance Officer’s compensation. These amounts are reflected as Trustee and officer fees in the Statement of Operations.

As of March 31, 2026, the percentage of direct investments in the Funds held by the Trustees, officers of the Trust, and the Advisor is approximately as follows.

PERCENTAGE OF DIRECT INVESTMENTS
Short Duration Municipal Fund	71.68%
Limited Term Municipal Fund	6.93
Intermediate Municipal Fund	0.37
Strategic Municipal Income Fund	8.64
Limited Term California Fund	—
Intermediate New Mexico Fund	22.57
Intermediate New York Fund	—

The Funds may purchase or sell portfolio securities from or to an affiliated fund provided that all such transactions will comply with Rule 17a-7 under the 1940 Act. For the six months ended March 31, 2026 the Rule 17a-7 purchases, sales and gains/(losses) were as follows.

	PURCHASES	SALES	REALIZED GAINS/(LOSSES)
Short Duration Municipal Fund	$—	$15,867,797	$16,336
Limited Term Municipal Fund	11,336,860	—	—
Intermediate Municipal Fund	3,516,810	—	—
Limited Term California Fund	1,014,127	—	—

NOTE 5 – TAXES

Federal Income Taxes: It is the policy of the Trust to comply with the provisions of the Internal Revenue Code of 1986 applicable to regulated investment companies and to distribute to shareholders substantially all investment company taxable income including net realized gains on investments (if any), and tax exempt income of the Funds. Therefore, no provision for federal income or excise tax is required.

The Funds file income tax returns in United States federal and applicable state jurisdictions. The statute of limitations on the Funds’ tax return filings generally remains open for the three years following a return’s filing date. The Funds have analyzed each uncertain tax position believed to be material in the preparation of the Funds’ financial statements for the six-month period ended March 31, 2026, including

Semi-Annual Financial Statements | 273

Notes to Financial Statements, Continued

March 31, 2026 (Unaudited)

open tax years, to assess whether it is more likely than not that the position would be sustained upon examination, based on the technical merits of the position. The Funds have not identified any such position for which an asset or liability must be reflected in the Statements of Assets and Liabilities.

At March 31, 2026, information on the tax components of capital was as follows:

	COST	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Duration Municipal Fund	$91,235,007	$586,965	$(74,958)	$512,007
Limited Term Municipal Fund	2,082,126,111	47,873,870	(1,744,021)	46,129,849
Intermediate Municipal Fund	1,212,238,195	25,885,458	(1,990,352)	23,895,106
Strategic Municipal Income Fund	395,683,643	9,149,501	(1,454,159)	7,695,342
Limited Term California Fund	287,358,556	3,818,259	(464,408)	3,353,851
Intermediate New Mexico Fund	84,554,910	855,560	(354,715)	500,845
Intermediate New York Fund	27,440,834	210,496	(113,268)	97,228

At March 31, 2026, the Funds had cumulative tax basis capital losses from prior fiscal years as shown on the following table, which may be carried forward to offset future capital gains. To the extent such carryforwards are used, capital gain distributions may be reduced to the extent provided by regulations. Such capital loss carryforwards do not expire.

	CUMULATIVE CAPITAL LOSSES
	SHORT-TERM	LONG-TERM
Short Duration Municipal Fund	$3,998,644	$3,628,827
Limited Term Municipal Fund	128,047,812	136,960,474
Intermediate Municipal Fund	23,573,333	27,885,485
Strategic Municipal Income Fund	13,768,533	15,243,483
Limited Term California Fund	7,513,350	10,934,734
Intermediate New Mexico Fund	1,014,547	4,722,523
Intermediate New York Fund	563,838	781,663

NOTE 6 – SHARES OF BENEFICIAL INTEREST

At March 31, 2026, there were an unlimited number of shares of each Fund with no par value of beneficial interest authorized. Transactions in each Fund’s shares of beneficial interest were as follows:

	SIX MONTHS ENDED MARCH 31, 2026		YEAR ENDED SEPTEMBER 30, 2025
SHORT DURATION MUNICIPAL FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	236,869	$2,826,776	154,422	$1,838,113
Shares issued to shareholders in reinvestment of dividends	8,681	103,740	14,877	177,402
Shares repurchased	(62,007)	(741,052)	(238,898)	(2,844,558)
Net increase (decrease)	183,543	$2,189,464	(69,599)	$(829,043)

Class I Shares
Shares sold	224,916	$2,686,896	1,728,841	$20,632,884
Shares issued to shareholders in reinvestment of dividends	79,966	955,481	188,449	2,246,408
Shares repurchased	(2,068,440)	(24,781,746)	(2,190,296)	(26,195,614)
Net increase (decrease)	(1,763,558)	$(21,139,369)	(273,006)	$(3,316,322)

274 | Semi-Annual Financial Statements

Notes to Financial Statements, Continued

March 31, 2026 (Unaudited)

	SIX MONTHS ENDED MARCH 31, 2026		YEAR ENDED SEPTEMBER 30, 2025
LIMITED TERM MUNICIPAL FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	884,240	$12,092,522	2,154,118	$29,139,645
Shares issued to shareholders in reinvestment of dividends	473,480	6,466,196	1,063,477	14,370,351
Shares repurchased	(2,771,542)	(37,851,466)	(9,497,908)	(128,318,531)
Net increase (decrease)	(1,413,822)	$(19,292,748)	(6,280,313)	$(84,808,535)

Class C Shares
Shares sold	73,707	$1,010,339	135,739	$1,837,385
Shares issued to shareholders in reinvestment of dividends	26,377	360,906	69,118	935,663
Shares repurchased	(407,333)	(5,576,200)	(1,006,890)	(13,657,108)
Net increase (decrease)	(307,249)	$(4,204,955)	(802,033)	$(10,884,060)

Class C2 Shares
Shares sold	-	$-	3,415	$46,351
Shares issued to shareholders in reinvestment of dividends	2,132	29,174	5,111	69,214
Shares repurchased	(28,261)	(386,650)	(26,907)	(365,278)
Net increase (decrease)	(26,129)	$(357,476)	(18,381)	$(249,713)

Class I Shares
Shares sold	15,345,333	$209,785,164	31,229,972	$422,338,614
Shares issued to shareholders in reinvestment of dividends	1,966,845	26,860,446	4,095,291	55,341,329
Shares repurchased	(15,630,130)	(213,589,869)	(52,253,398)	(706,227,031)
Net increase (decrease)	1,682,048	$23,055,741	(16,928,135)	$(228,547,088)

	SIX MONTHS ENDED MARCH 31, 2026		YEAR ENDED SEPTEMBER 30, 2025
INTERMEDIATE MUNICIPAL FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	1,606,969	$21,350,170	2,196,010	$28,845,029
Shares issued to shareholders in reinvestment of dividends	291,845	3,873,655	611,592	8,005,066
Shares repurchased	(1,706,550)	(22,636,123)	(4,852,990)	(63,644,329)
Net increase (decrease)	192,264	$2,587,702	(2,045,388)	$(26,794,234)

Class C Shares
Shares sold	132,447	$1,756,035	177,168	$2,326,656
Shares issued to shareholders in reinvestment of dividends	12,770	169,695	28,394	372,058
Shares repurchased	(156,207)	(2,074,901)	(302,823)	(3,959,158)
Net increase (decrease)	(10,990)	$(149,171)	(97,261)	$(1,260,444)

Class C2 Shares
Shares sold	37,246	$494,988	43,705	$575,536
Shares issued to shareholders in reinvestment of dividends	2,396	31,842	3,551	46,532
Shares repurchased	(7,826)	(103,735)	(24,853)	(327,063)
Net increase (decrease)	31,816	$423,095	22,403	$295,005

Semi-Annual Financial Statements | 275

Notes to Financial Statements, Continued

March 31, 2026 (Unaudited)

	SIX MONTHS ENDED MARCH 31, 2026		YEAR ENDED SEPTEMBER 30, 2025
INTERMEDIATE MUNICIPAL FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class I Shares
Shares sold	15,600,250	$206,562,640	23,399,697	$305,109,103
Shares issued to shareholders in reinvestment of dividends	1,167,360	15,474,124	1,928,909	25,198,203
Shares repurchased	(6,056,850)	(80,272,795)	(16,208,571)	(211,323,612)
Net increase (decrease)	10,710,760	$141,763,969	9,120,035	$118,983,694

	SIX MONTHS ENDED MARCH 31, 2026		YEAR ENDED SEPTEMBER 30, 2025
STRATEGIC MUNICIPAL INCOME FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	430,591	$6,058,286	770,180	$10,760,456
Shares issued to shareholders in reinvestment of dividends	89,110	1,254,602	172,891	2,411,794
Shares repurchased	(531,470)	(7,472,341)	(1,159,898)	(16,242,622)
Net increase (decrease)	(11,769)	$(159,453)	(216,827)	$(3,070,372)

Class C Shares
Shares sold	44,977	$633,713	15,254	$214,885
Shares issued to shareholders in reinvestment of dividends	4,516	63,642	8,165	114,063
Shares repurchased	(39,551)	(556,868)	(60,103)	(843,664)
Net increase (decrease)	9,942	$140,487	(36,684)	$(514,716)

Class I Shares
Shares sold	3,870,453	$54,581,670	10,098,420	$141,603,169
Shares issued to shareholders in reinvestment of dividends	480,084	6,764,955	810,831	11,317,157
Shares repurchased	(2,246,717)	(31,644,658)	(6,135,358)	(85,578,202)
Net increase (decrease)	2,103,820	$29,701,967	4,773,893	$67,342,124

	SIX MONTHS ENDED MARCH 31, 2026		YEAR ENDED SEPTEMBER 30, 2025
LIMITED TERM CALIFORNIA FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	170,156	$2,215,341	343,241	$4,413,842
Shares issued to shareholders in reinvestment of dividends	51,839	675,423	113,863	1,462,811
Shares repurchased	(891,025)	(11,670,055)	(792,772)	(10,199,832)
Net increase (decrease)	(669,030)	$(8,779,291)	(335,668)	$(4,323,179)

Class C Shares
Shares sold	32,398	$422,720	21,230	$272,303
Shares issued to shareholders in reinvestment of dividends	762	9,935	1,683	21,646
Shares repurchased	(14,670)	(191,367)	(45,615)	(586,527)
Net increase (decrease)	18,490	$241,288	(22,702)	$(292,578)

Class C2 Shares
Shares sold	41,558	$540,671	61,603	$790,877
Shares issued to shareholders in reinvestment of dividends	1,294	16,868	2,147	27,589
Shares repurchased	(8)	(110)	(32,312)	(420,077)
Net increase (decrease)	42,844	$557,429	31,438	$398,389

276 | Semi-Annual Financial Statements

Notes to Financial Statements, Continued

March 31, 2026 (Unaudited)

	SIX MONTHS ENDED MARCH 31, 2026		YEAR ENDED SEPTEMBER 30, 2025
LIMITED TERM CALIFORNIA FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class I Shares
Shares sold	3,748,480	$48,921,420	7,491,018	$96,075,808
Shares issued to shareholders in reinvestment of dividends	256,949	3,350,449	473,500	6,091,164
Shares repurchased	(2,607,917)	(34,009,364)	(6,551,913)	(84,177,322)
Net increase (decrease)	1,397,512	$18,262,505	1,412,605	$17,989,650

	SIX MONTHS ENDED MARCH 31, 2026		YEAR ENDED SEPTEMBER 30, 2025
INTERMEDIATE NEW MEXICO FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	58,306	$726,585	138,404	$1,704,146
Shares issued to shareholders in reinvestment of dividends	34,271	426,857	73,719	906,938
Shares repurchased	(180,308)	(2,245,056)	(629,175)	(7,746,893)
Net increase (decrease)	(87,731)	$(1,091,614)	(417,052)	$(5,135,809)

Class D Shares
Shares sold	96	$1,200	197	$2,421
Shares issued to shareholders in reinvestment of dividends	5,631	70,174	12,030	148,041
Shares repurchased	(40,524)	(505,495)	(88,007)	(1,088,502)
Net increase (decrease)	(34,797)	$(434,121)	(75,780)	$(938,040)

Class I Shares
Shares sold	178,634	$2,225,582	886,583	$10,871,947
Shares issued to shareholders in reinvestment of dividends	62,505	778,181	119,469	1,468,726
Shares repurchased	(212,718)	(2,652,859)	(864,539)	(10,608,006)
Net increase (decrease)	28,421	$350,904	141,513	$1,732,667

	SIX MONTHS ENDED MARCH 31, 2026		YEAR ENDED SEPTEMBER 30, 2025
INTERMEDIATE NEW YORK FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	24,442	$293,695	44,974	$534,784
Shares issued to shareholders in reinvestment of dividends	13,025	156,794	27,289	323,152
Shares repurchased	(69,032)	(831,667)	(160,265)	(1,895,344)
Net increase (decrease)	(31,565)	$(381,178)	(88,002)	$(1,037,408)

Class I Shares
Shares sold	431,529	$5,188,348	288,489	$3,417,215
Shares issued to shareholders in reinvestment of dividends	18,162	218,680	32,306	382,288
Shares repurchased	(83,701)	(1,007,254)	(275,713)	(3,253,020)
Net increase (decrease)	365,990	$4,399,774	45,082	$546,483

NOTE 7 – INVESTMENT TRANSACTIONS

For the six months ended March 31, 2026, the Funds had purchase and sale transactions of investments as listed in the table below (excluding short-term investments).

Semi-Annual Financial Statements | 277

Notes to Financial Statements, Continued

March 31, 2026 (Unaudited)

	PURCHASES	SALES
Short Duration Municipal Fund	$23,662,467	$43,827,948
Limited Term Municipal Fund	202,171,286	217,947,109
Intermediate Municipal Fund	175,167,283	55,175,784
Strategic Municipal Income Fund	47,481,172	15,142,495
Limited Term California Fund	59,917,829	36,425,686
Intermediate New Mexico Fund	4,761,332	6,420,000
Intermediate New York Fund	3,511,258	1,000,000

278 | Semi-Annual Financial Statements

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Semi-Annual Financial Statements | 279

Financial Highlights

Short Duration Municipal Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF PERIOD

CLASS A SHARES(b)

2026(c)	$11.97	0.18	(0.07)	0.11	(0.18)	—	—	(0.18)	$11.90
2025	$11.99	0.37	(0.02)	0.35	(0.37)	—	—	(0.37)	$11.97
2024	$11.76	0.36	0.23	0.59	(0.36)	—	—	(0.36)	$11.99
2023	$11.77	0.27	—	0.27	(0.28)	—	—	(0.28)	$11.76
2022	$12.33	0.09	(0.57)	(0.48)	(0.08)	—	—	(0.08)	$11.77
2021	$12.37	0.03	(0.04)	(0.01)	(0.03)	—	—	(0.03)	$12.33

CLASS I SHARES

2026(c)	$11.97	0.19	(0.07)	0.12	(0.19)	—	—	(0.19)	$11.90
2025	$11.98	0.39	(0.01)	0.38	(0.39)	—	—	(0.39)	$11.97
2024	$11.75	0.39	0.23	0.62	(0.39)	—	—	(0.39)	$11.98
2023	$11.76	0.30	(0.01)	0.29	(0.30)	—	—	(0.30)	$11.75
2022	$12.33	0.11	(0.57)	(0.46)	(0.11)	—	—	(0.11)	$11.76
2021	$12.36	0.06	(0.03)	0.03	(0.06)	—	—	(0.06)	$12.33

(a)	Not annualized for periods less than one year.
(b)	Sales loads are not reflected in computing total return.
(c)	Unaudited six-month period ended March 31.
(d)	Annualized.
+	Based on weighted average shares outstanding.

See notes to financial statements.

280 | Semi-Annual Financial Statements

Financial Highlights, Continued

Short Duration Municipal Fund

	RATIOS TO AVERAGE NET ASSETS						SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)		EXPENSES, AFTER EXPENSE REDUCTIONS (%)		EXPENSES, BEFORE EXPENSE REDUCTIONS (%)		TOTAL RETURN (%)(a)	PORTFOLIO TURNOVER RATE (%)(a)	NET ASSETS AT END OF PERIOD (THOUSANDS)

CLASS A SHARES(b)

2026(c)	3.02	(d)	0.70	(d)	1.17	(d)	0.91	23.41	$7,679
2025	3.08		0.70		1.25		2.95	54.60	$5,527
2024	3.04		0.70		1.23		5.12	63.53	$6,367
2023	2.29		0.70		1.06		2.29	56.32	$13,585
2022	0.71		0.70		1.10		(3.88)	89.01	$20,045
2021	0.27		0.70		0.98		(0.05)	34.71	$16,332

CLASS I SHARES

2026(c)	3.20	(d)	0.50	(d)	0.64	(d)	1.01	23.41	$86,512
2025	3.28		0.50		0.64		3.24	54.60	$108,124
2024	3.26		0.50		0.63		5.34	63.53	$111,515
2023	2.52		0.50		0.60		2.50	56.32	$130,723
2022	0.88		0.50		0.58		(3.77)	89.01	$148,929
2021	0.46		0.50		0.65		0.23	34.71	$179,245

Semi-Annual Financial Statements | 281

Financial Highlights

Limited Term Municipal Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF PERIOD

CLASS A SHARES(b)

2026(c)	$13.65	0.22	(0.12)	0.10	(0.22)	—	—	(0.22)	$13.53
2025	$13.69	0.44	(0.05)	0.39	(0.43)	—	—	(0.43)	$13.65
2024	$13.19	0.40	0.51	0.91	(0.41)	—	—	(0.41)	$13.69
2023	$13.26	0.32	(0.06)	0.26	(0.33)	—	—	(0.33)	$13.19
2022	$14.51	0.21	(1.25)	(1.04)	(0.21)	—	—	(0.21)	$13.26
2021	$14.64	0.19	(0.13)	0.06	(0.19)	—	—	(0.19)	$14.51

CLASS C SHARES

2026(c)	$13.68	0.19	(0.13)	0.06	(0.19)	—	—	(0.19)	$13.55
2025	$13.72	0.40	(0.04)	0.36	(0.40)	—	—	(0.40)	$13.68
2024	$13.21	0.37	0.51	0.88	(0.37)	—	—	(0.37)	$13.72
2023	$13.28	0.29	(0.07)	0.22	(0.29)	—	—	(0.29)	$13.21
2022	$14.53	0.17	(1.24)	(1.07)	(0.18)	—	—	(0.18)	$13.28
2021	$14.66	0.15	(0.13)	0.02	(0.15)	—	—	(0.15)	$14.53

CLASS C2 SHARES

2026(c)	$13.68	0.19	(0.12)	0.07	(0.19)	—	—	(0.19)	$13.56
2025	$13.72	0.37	(0.04)	0.33	(0.37)	—	—	(0.37)	$13.68
2024	$13.21	0.34	0.51	0.85	(0.34)	—	—	(0.34)	$13.72
2023	$13.28	0.26	(0.07)	0.19	(0.26)	—	—	(0.26)	$13.21
2022	$14.54	0.14	(1.26)	(1.12)	(0.14)	—	—	(0.14)	$13.28
2021(e)	$14.66	0.10	(0.12)	(0.02)	(0.10)	—	—	(0.10)	$14.54

CLASS I SHARES

2026(c)	$13.65	0.24	(0.12)	0.12	(0.24)	—	—	(0.24)	$13.53
2025	$13.69	0.47	(0.04)	0.43	(0.47)	—	—	(0.47)	$13.65
2024	$13.19	0.44	0.50	0.94	(0.44)	—	—	(0.44)	$13.69
2023	$13.26	0.35	(0.06)	0.29	(0.36)	—	—	(0.36)	$13.19
2022	$14.51	0.24	(1.25)	(1.01)	(0.24)	—	—	(0.24)	$13.26
2021	$14.64	0.22	(0.13)	0.09	(0.22)	—	—	(0.22)	$14.51

(a)	Not annualized for periods less than one year.
(b)	Sales loads are not reflected in computing total return.
(c)	Unaudited six-month period ended March 31.
(d)	Annualized.
(e)	Effective date of this class of shares was October 1, 2020.
+	Based on weighted average shares outstanding.

See notes to financial statements.

282 | Semi-Annual Financial Statements

Financial Highlights, Continued

Limited Term Municipal Fund

	RATIOS TO AVERAGE NET ASSETS						SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)		EXPENSES, AFTER EXPENSE REDUCTIONS (%)		EXPENSES, BEFORE EXPENSE REDUCTIONS (%)		TOTAL RETURN (%)(a)	PORTFOLIO TURNOVER RATE (%)(a)	NET ASSETS AT END OF PERIOD (THOUSANDS)

CLASS A SHARES(b)

2026(c)	3.20	(d)	0.79	(d)	0.79	(d)	0.72	9.90	$432,661
2025	3.22		0.78		0.78		2.96	31.04	$455,833
2024	2.99		0.77		0.77		6.94	39.61	$543,244
2023	2.40		0.74		0.74		1.91	37.26	$611,338
2022	1.51		0.71		0.71		(7.20)	37.69	$755,222
2021	1.28		0.69		0.69		0.39	22.29	$978,221

CLASS C SHARES

2026(c)	2.85	(d)	1.11	(d)	1.11	(d)	0.47	9.90	$24,078
2025	2.92		1.08		1.08		2.66	31.04	$28,496
2024	2.70		1.04		1.04		6.72	39.61	$39,586
2023	2.15		0.98		0.98		1.66	37.26	$59,652
2022	1.23		0.97		0.97		(7.43)	37.69	$91,018
2021	1.00		0.97		0.97		0.11	22.29	$146,806

CLASS C2 SHARES

2026(c)	2.74	(d)	1.27	(d)	1.84	(d)	0.48	9.90	$2,060
2025	2.76		1.24		1.84		2.49	31.04	$2,435
2024	2.50		1.24		1.72		6.51	39.61	$2,695
2023	1.89		1.24		1.67		1.39	37.26	$3,516
2022	0.99		1.24		1.48		(7.74)	37.69	$4,695
2021(e)	0.69		1.24		1.72		(0.11)	22.29	$5,477

CLASS I SHARES

2026(c)	3.47	(d)	0.54	(d)	0.54	(d)	0.85	9.90	$1,678,301
2025	3.47		0.53		0.53		3.22	31.04	$1,670,371
2024	3.24		0.51		0.51		7.22	39.61	$1,907,395
2023	2.62		0.51		0.51		2.14	37.26	$2,303,573
2022	1.72		0.48		0.48		(6.99)	37.69	$3,162,018
2021	1.50		0.46		0.46		0.61	22.29	$4,502,575

Semi-Annual Financial Statements | 283

Financial Highlights

Intermediate Municipal Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF PERIOD

CLASS A SHARES(b)

2026(c)	$13.18	0.24	(0.05)	0.19	(0.24)	—	—	(0.24)	$13.13
2025	$13.38	0.48	(0.20)	0.28	(0.48)	—	—	(0.48)	$13.18
2024	$12.72	0.45	0.66	1.11	(0.45)	—	—	(0.45)	$13.38
2023	$12.82	0.40	(0.10)	0.30	(0.40)	—	—	(0.40)	$12.72
2022	$14.35	0.32	(1.52)	(1.20)	(0.33)	—	—	(0.33)	$12.82
2021	$14.37	0.33	(0.02)	0.31	(0.33)	—	—	(0.33)	$14.35

CLASS C SHARES

2026(c)	$13.20	0.22	(0.06)	0.16	(0.22)	—	—	(0.22)	$13.14
2025	$13.40	0.43	(0.20)	0.23	(0.43)	—	—	(0.43)	$13.20
2024	$12.73	0.40	0.67	1.07	(0.40)	—	—	(0.40)	$13.40
2023	$12.83	0.35	(0.10)	0.25	(0.35)	—	—	(0.35)	$12.73
2022	$14.37	0.27	(1.54)	(1.27)	(0.27)	—	—	(0.27)	$12.83
2021	$14.39	0.27	(0.01)	0.26	(0.28)	—	—	(0.28)	$14.37

CLASS C2 SHARES

2026(c)	$13.20	0.22	(0.06)	0.16	(0.22)	—	—	(0.22)	$13.14
2025	$13.40	0.43	(0.20)	0.23	(0.43)	—	—	(0.43)	$13.20
2024	$12.73	0.40	0.67	1.07	(0.40)	—	—	(0.40)	$13.40
2023	$12.83	0.35	(0.10)	0.25	(0.35)	—	—	(0.35)	$12.73
2022	$14.37	0.27	(1.54)	(1.27)	(0.27)	—	—	(0.27)	$12.83
2021(e)	$14.39	0.27	(0.02)	0.25	(0.27)	—	—	(0.27)	$14.37

CLASS I SHARES

2026(c)	$13.16	0.26	(0.05)	0.21	(0.26)	—	—	(0.26)	$13.11
2025	$13.36	0.51	(0.20)	0.31	(0.51)	—	—	(0.51)	$13.16
2024	$12.70	0.48	0.66	1.14	(0.48)	—	—	(0.48)	$13.36
2023	$12.80	0.43	(0.10)	0.33	(0.43)	—	—	(0.43)	$12.70
2022	$14.34	0.36	(1.54)	(1.18)	(0.36)	—	—	(0.36)	$12.80
2021	$14.35	0.36	(0.01)	0.35	(0.36)	—	—	(0.36)	$14.34

(a)	Not annualized for periods less than one year.
(b)	Sales loads are not reflected in computing total return.
(c)	Unaudited six-month period ended March 31.
(d)	Annualized.
(e)	Effective date of this class of shares was October 1, 2020.
+	Based on weighted average shares outstanding.

See notes to financial statements.

284 | Semi-Annual Financial Statements

Financial Highlights, Continued

Intermediate Municipal Fund

	RATIOS TO AVERAGE NET ASSETS						SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)		EXPENSES, AFTER EXPENSE REDUCTIONS (%)		EXPENSES, BEFORE EXPENSE REDUCTIONS (%)		TOTAL RETURN (%)(a)	PORTFOLIO TURNOVER RATE (%)(a)	NET ASSETS AT END OF PERIOD (THOUSANDS)

CLASS A SHARES(b)

2026(c)	3.68	(d)	0.72	(d)	0.90	(d)	1.46	5.03	$231,155
2025	3.63		0.72		0.92		2.15	53.42	$229,585
2024	3.43		0.74		0.93		8.81	29.65	$260,420
2023	3.06		0.77		0.92		2.31	39.98	$262,957
2022	2.37		0.77		0.91		(8.50)	19.48	$272,111
2021	2.26		0.77		0.91		2.16	10.20	$328,170

CLASS C SHARES

2026(c)	3.29	(d)	1.09	(d)	1.41	(d)	1.18	5.03	$11,374
2025	3.26		1.09		1.42		1.77	53.42	$11,566
2024	3.05		1.11		1.39		8.49	29.65	$13,044
2023	2.68		1.14		1.36		1.93	39.98	$16,306
2022	1.98		1.14		1.33		(8.89)	19.48	$22,032
2021	1.89		1.14		1.30		1.78	10.20	$34,344

CLASS C2 SHARES

2026(c)	3.32	(d)	1.10	(d)	1.86	(d)	1.20	5.03	$2,187
2025	3.26		1.09		2.18		1.77	53.42	$1,777
2024	3.05		1.11		2.06		8.49	29.65	$1,503
2023	2.70		1.14		2.48		1.93	39.98	$1,501
2022	2.00		1.14		2.07		(8.89)	19.48	$1,521
2021(e)	1.85		1.14		2.62		1.76	10.20	$1,860

CLASS I SHARES

2026(c)	3.94	(d)	0.48	(d)	0.64	(d)	1.59	5.03	$991,302
2025	3.88		0.48		0.66		2.39	53.42	$854,442
2024	3.66		0.50		0.67		9.08	29.65	$745,487
2023	3.30		0.53		0.67		2.55	39.98	$583,709
2022	2.60		0.53		0.67		(8.36)	19.48	$555,898
2021	2.50		0.53		0.67		2.47	10.20	$666,356

Semi-Annual Financial Statements | 285

Financial Highlights

Strategic Municipal Income Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF PERIOD

CLASS A SHARES(b)

2026(c)	$14.04	0.28	(0.14)	0.14	(0.27)	—	—	(0.27)	$13.91
2025	$14.27	0.52	(0.23)	0.29	(0.52)	—	—	(0.52)	$14.04
2024	$13.39	0.50	0.88	1.38	(0.50)	—	—	(0.50)	$14.27
2023	$13.48	0.44	(0.09)	0.35	(0.44)	—	—	(0.44)	$13.39
2022	$15.43	0.31	(1.95)	(1.64)	(0.31)	—	—	(0.31)	$13.48
2021	$15.33	0.30	0.10	0.40	(0.30)	—	—	(0.30)	$15.43

CLASS C SHARES

2026(c)	$14.05	0.24	(0.13)	0.11	(0.24)	—	—	(0.24)	$13.92
2025	$14.29	0.46	(0.25)	0.21	(0.45)	—	—	(0.45)	$14.05
2024	$13.40	0.43	0.89	1.32	(0.43)	—	—	(0.43)	$14.29
2023	$13.49	0.37	(0.09)	0.28	(0.37)	—	—	(0.37)	$13.40
2022	$15.45	0.24	(1.96)	(1.72)	(0.24)	—	—	(0.24)	$13.49
2021	$15.34	0.23	0.11	0.34	(0.23)	—	—	(0.23)	$15.45

CLASS I SHARES

2026(c)	$14.05	0.29	(0.13)	0.16	(0.29)	—	—	(0.29)	$13.92
2025	$14.29	0.55	(0.24)	0.31	(0.55)	—	—	(0.55)	$14.05
2024	$13.40	0.53	0.89	1.42	(0.53)	—	—	(0.53)	$14.29
2023	$13.49	0.47	(0.09)	0.38	(0.47)	—	—	(0.47)	$13.40
2022	$15.45	0.34	(1.96)	(1.62)	(0.34)	—	—	(0.34)	$13.49
2021	$15.34	0.34	0.11	0.45	(0.34)	—	—	(0.34)	$15.45

(a)	Not annualized for periods less than one year.
(b)	Sales loads are not reflected in computing total return.
(c)	Unaudited six-month period ended March 31.
(d)	Annualized.
+	Based on weighted average shares outstanding.

See notes to financial statements.

286 | Semi-Annual Financial Statements

Financial Highlights, Continued

Strategic Municipal Income Fund

	RATIOS TO AVERAGE NET ASSETS						SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)		EXPENSES, AFTER EXPENSE REDUCTIONS (%)		EXPENSES, BEFORE EXPENSE REDUCTIONS (%)		TOTAL RETURN (%)(a)	PORTFOLIO TURNOVER RATE (%)(a)	NET ASSETS AT END OF PERIOD (THOUSANDS)

CLASS A SHARES(b)

2026(c)	3.93	(d)	0.79	(d)	1.21	(d)	1.02	4.05	$64,409
2025	3.73		0.81		1.23		2.12	59.01	$65,175
2024	3.55		0.81		1.27		10.41	23.43	$69,372
2023	3.15		0.81		1.27		2.51	48.80	$60,908
2022	2.12		0.81		1.27		(10.73)	46.24	$55,859
2021	1.96		0.81		1.26		2.65	10.43	$65,220

CLASS C SHARES

2026(c)	3.48	(d)	1.22	(d)	2.03	(d)	0.80	4.05	$3,640
2025	3.26		1.28		2.12		1.57	59.01	$3,535
2024	3.07		1.28		1.97		9.96	23.43	$4,119
2023	2.65		1.28		1.92		2.03	48.80	$4,998
2022	1.64		1.28		1.77		(11.20)	46.24	$8,278
2021	1.50		1.28		1.71		2.24	10.43	$11,753

CLASS I SHARES

2026(c)	4.16	(d)	0.56	(d)	0.97	(d)	1.14	4.05	$338,094
2025	3.96		0.59		0.99		2.27	59.01	$311,692
2024	3.76		0.59		1.01		10.72	23.43	$248,771
2023	3.37		0.59		1.01		2.74	48.80	$227,585
2022	2.33		0.59		0.99		(10.59)	46.24	$236,725
2021	2.17		0.59		0.97		2.94	10.43	$298,871

Semi-Annual Financial Statements | 287

Financial Highlights

Limited Term California Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS		TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF PERIOD

CLASS A SHARES(b)

2026(c)	$13.02	0.19	(0.14)		0.05	(0.19)	—	—	(0.19)	$12.88
2025	$13.03	0.39	(0.02	)(e)	0.37	(0.38)	—	—	(0.38)	$13.02
2024	$12.56	0.36	0.47		0.83	(0.36)	—	—	(0.36)	$13.03
2023	$12.61	0.29	(0.05)		0.24	(0.29)	—	—	(0.29)	$12.56
2022	$13.66	0.17	(1.04)		(0.87)	(0.18)	—	—	(0.18)	$12.61
2021	$13.80	0.15	(0.14)		0.01	(0.15)	—	—	(0.15)	$13.66

CLASS C SHARES

2026(c)	$13.04	0.18	(0.15)		0.03	(0.18)	—	—	(0.18)	$12.89
2025	$13.04	0.35	—	(e)(f)	0.35	(0.35)	—	—	(0.35)	$13.04
2024	$12.58	0.33	0.46		0.79	(0.33)	—	—	(0.33)	$13.04
2023	$12.62	0.25	(0.04)		0.21	(0.25)	—	—	(0.25)	$12.58
2022	$13.67	0.13	(1.04)		(0.91)	(0.14)	—	—	(0.14)	$12.62
2021	$13.81	0.11	(0.14)		(0.03)	(0.11)	—	—	(0.11)	$13.67

CLASS C2 SHARES

2026(c)	$13.04	0.17	(0.15)		0.02	(0.17)	—	—	(0.17)	$12.89
2025	$13.04	0.35	—	(e)(f)	0.35	(0.35)	—	—	(0.35)	$13.04
2024	$12.57	0.33	0.47		0.80	(0.33)	—	—	(0.33)	$13.04
2023	$12.61	0.26	(0.05)		0.21	(0.25)	—	—	(0.25)	$12.57
2022	$13.67	0.14	(1.06)		(0.92)	(0.14)	—	—	(0.14)	$12.61
2021(h)	$13.81	0.11	(0.13)		(0.02)	(0.12)	—	—	(0.12)	$13.67

CLASS I SHARES

2026(c)	$13.04	0.21	(0.15)		0.06	(0.21)	—	—	(0.21)	$12.89
2025	$13.05	0.42	(0.01	)(e)	0.41	(0.42)	—	—	(0.42)	$13.04
2024	$12.58	0.39	0.48		0.87	(0.40)	—	—	(0.40)	$13.05
2023	$12.62	0.32	(0.04)		0.28	(0.32)	—	—	(0.32)	$12.58
2022	$13.67	0.21	(1.05)		(0.84)	(0.21)	—	—	(0.21)	$12.62
2021	$13.82	0.19	(0.15)		0.04	(0.19)	—	—	(0.19)	$13.67

(a)	Not annualized for periods less than one year.
(b)	Sales loads are not reflected in computing total return.
(c)	Unaudited six-month period ended March 31.
(d)	Annualized.
(e)	Due to timing of transactions of shares of beneficial interest, the net realized and unrealized gain (loss) on investments on a per share basis is not in accordance with the aggregate net realized and unrealized gain (loss) for the period as shown in the Statement of Operations.
(f)	Net realized and unrealized gain (loss) on investments was less than $0.01 per share.
(g)	Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
(h)	Effective date of this class of shares was October 1, 2020.
+	Based on weighted average shares outstanding.

See notes to financial statements.

288 | Semi-Annual Financial Statements

Financial Highlights, Continued

Limited Term California Fund

	RATIOS TO AVERAGE NET ASSETS						SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)		EXPENSES, AFTER EXPENSE REDUCTIONS (%)		EXPENSES, BEFORE EXPENSE REDUCTIONS (%)		TOTAL RETURN (%)(a)	PORTFOLIO TURNOVER RATE (%)(a)	NET ASSETS AT END OF PERIOD (THOUSANDS)

CLASS A SHARES(b)

2026(c)	2.97	(d)	0.74	(d)	0.95	(d)	0.39	13.73	$46,429
2025	3.00		0.74		0.96		2.96	43.53	$55,662
2024	2.82		0.74		0.96		6.71	46.36	$60,071
2023	2.26		0.74		0.96		1.89	45.63	$67,312
2022	1.32		0.74		0.95		(6.44)	41.92	$79,046
2021	1.11		0.74		0.92		0.10	16.22	$101,949

CLASS C SHARES

2026(c)	2.73	(d)	1.01	(d)	2.06	(d)	0.19	13.73	$1,148
2025	2.70		1.02		2.33		2.75	43.53	$920
2024	2.52		1.02		1.70		6.32	46.36	$1,216
2023	1.95		1.02		1.42		1.69	45.63	$2,897
2022	1.02		1.02		1.31		(6.70)	41.92	$5,976
2021	0.82		1.02		1.27		(0.19)	16.22	$9,623

CLASS C2 SHARES

2026(c)	2.64	(d)	1.06	(d)	1.66	(d)	0.16	13.73	$1,475
2025	2.73		1.02		1.92		2.75	43.53	$933
2024	2.55		1.02		2.89	(g)	6.41	46.36	$524
2023	2.00		1.02		8.02	(g)	1.69	45.63	$141
2022	1.05		1.02		4.46	(g)	(6.78)	41.92	$129
2021(h)	0.84		1.02		6.50	(g)	(0.18)	16.22	$149

CLASS I SHARES

2026(c)	3.23	(d)	0.49	(d)	0.71	(d)	0.44	13.73	$245,326
2025	3.25		0.49		0.73		3.21	43.53	$229,855
2024	3.07		0.49		0.71		6.97	46.36	$211,561
2023	2.50		0.49		0.71		2.23	45.63	$204,982
2022	1.56		0.49		0.71		(6.20)	41.92	$276,717
2021	1.35		0.49		0.70		0.27	16.22	$366,861

Semi-Annual Financial Statements | 289

Financial Highlights

Intermediate New Mexico Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF PERIOD

CLASS A SHARES(b)

2026(c)	$12.39	0.18	(0.06)	0.12	(0.18)	—	—	(0.18)	$12.33
2025	$12.51	0.36	(0.12)	0.24	(0.36)	—	—	(0.36)	$12.39
2024	$12.01	0.32	0.50	0.82	(0.32)	—	—	(0.32)	$12.51
2023	$12.08	0.24	(0.07)	0.17	(0.24)	—	—	(0.24)	$12.01
2022	$13.40	0.19	(1.32)	(1.13)	(0.19)	—	—	(0.19)	$12.08
2021	$13.48	0.20	(0.09)	0.11	(0.19)	—	—	(0.19)	$13.40

CLASS D SHARES

2026(c)	$12.39	0.17	(0.05)	0.12	(0.17)	—	—	(0.17)	$12.34
2025	$12.51	0.33	(0.12)	0.21	(0.33)	—	—	(0.33)	$12.39
2024	$12.02	0.29	0.49	0.78	(0.29)	—	—	(0.29)	$12.51
2023	$12.08	0.20	(0.05)	0.15	(0.21)	—	—	(0.21)	$12.02
2022	$13.41	0.16	(1.33)	(1.17)	(0.16)	—	—	(0.16)	$12.08
2021	$13.49	0.16	(0.08)	0.08	(0.16)	—	—	(0.16)	$13.41

CLASS I SHARES

2026(c)	$12.38	0.20	(0.05)	0.15	(0.20)	—	—	(0.20)	$12.33
2025	$12.50	0.40	(0.12)	0.28	(0.40)	—	—	(0.40)	$12.38
2024	$12.01	0.36	0.49	0.85	(0.36)	—	—	(0.36)	$12.50
2023	$12.07	0.27	(0.05)	0.22	(0.28)	—	—	(0.28)	$12.01
2022	$13.40	0.23	(1.33)	(1.10)	(0.23)	—	—	(0.23)	$12.07
2021	$13.47	0.24	(0.07)	0.17	(0.24)	—	—	(0.24)	$13.40

(a)	Not annualized for periods less than one year.
(b)	Sales loads are not reflected in computing total return.
(c)	Unaudited six-month period ended March 31.
(d)	Annualized.
+	Based on weighted average shares outstanding.

See notes to financial statements.

290 | Semi-Annual Financial Statements

Financial Highlights, Continued

Intermediate New Mexico Fund

	RATIOS TO AVERAGE NET ASSETS						SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)		EXPENSES, AFTER EXPENSE REDUCTIONS (%)		EXPENSES, BEFORE EXPENSE REDUCTIONS (%)		TOTAL RETURN (%)(a)	PORTFOLIO TURNOVER RATE (%)(a)	NET ASSETS AT END OF PERIOD (THOUSANDS)

CLASS A SHARES(b)

2026(c)	2.97	(d)	0.97	(d)	1.08	(d)	0.98	5.58	$30,681
2025	2.90		0.99		1.09		1.95	24.59	$31,901
2024	2.59		0.99		1.06		6.89	19.49	$37,430
2023	1.91		0.99		1.02		1.35	48.90	$46,699
2022	1.50		0.99		1.01		(8.49)	8.83	$53,476
2021	1.46		0.98		0.98		0.85	7.43	$70,051

CLASS D SHARES

2026(c)	2.74	(d)	1.22	(d)	1.39	(d)	0.95	5.58	$6,224
2025	2.65		1.24		1.44		1.70	24.59	$6,683
2024	2.34		1.24		1.36		6.54	19.49	$7,697
2023	1.65		1.24		1.34		1.18	48.90	$8,891
2022	1.25		1.24		1.29		(8.78)	8.83	$10,388
2021	1.20		1.24		1.29		0.59	7.43	$12,917

CLASS I SHARES

2026(c)	3.29	(d)	0.67	(d)	0.76	(d)	1.22	5.58	$50,775
2025	3.23		0.67		0.78		2.28	24.59	$50,644
2024	2.91		0.67		0.75		7.15	19.49	$49,373
2023	2.23		0.67		0.74		1.76	48.90	$52,436
2022	1.82		0.67		0.73		(8.27)	8.83	$57,584
2021	1.77		0.67		0.71		1.24	7.43	$66,312

Semi-Annual Financial Statements | 291

Financial Highlights

Intermediate New York Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF PERIOD

CLASS A SHARES(b)

2026(c)	$11.91	0.19	0.01	0.20	(0.18)	—	—	(0.18)	$11.93
2025	$12.10	0.37	(0.20)	0.17	(0.36)	—	—	(0.36)	$11.91
2024	$11.60	0.34	0.50	0.84	(0.34)	—	—	(0.34)	$12.10
2023	$11.68	0.28	(0.08)	0.20	(0.28)	—	—	(0.28)	$11.60
2022	$12.88	0.25	(1.20)	(0.95)	(0.25)	—	—	(0.25)	$11.68
2021	$12.96	0.23	(0.07)	0.16	(0.24)	—	—	(0.24)	$12.88

CLASS I SHARES

2026(c)	$11.91	0.20	0.03	0.23	(0.20)	—	—	(0.20)	$11.94
2025	$12.10	0.40	(0.19)	0.21	(0.40)	—	—	(0.40)	$11.91
2024	$11.61	0.37	0.49	0.86	(0.37)	—	—	(0.37)	$12.10
2023	$11.68	0.31	(0.06)	0.25	(0.32)	—	—	(0.32)	$11.61
2022	$12.88	0.28	(1.19)	(0.91)	(0.29)	—	—	(0.29)	$11.68
2021	$12.96	0.27	(0.07)	0.20	(0.28)	—	—	(0.28)	$12.88

(a)	Not annualized for periods less than one year.
(b)	Sales loads are not reflected in computing total return.
(c)	Unaudited six-month period ended March 31.
(d)	Annualized.
(e)	The total return based on the NAV which reflects the adjustments in accordance with U.S. GAAP is 7.27%.
(f)	The total return based on the NAV which reflects the adjustments in accordance with U.S. GAAP is 1.66%.
+	Based on weighted average shares outstanding.

See notes to financial statements.

292 | Semi-Annual Financial Statements

Financial Highlights, Continued

Intermediate New York Fund

	RATIOS TO AVERAGE NET ASSETS						SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)		EXPENSES, AFTER EXPENSE REDUCTIONS (%)		EXPENSES, BEFORE EXPENSE REDUCTIONS (%)		TOTAL RETURN (%)(a)		PORTFOLIO TURNOVER RATE (%)(a)	NET ASSETS AT END OF PERIOD (THOUSANDS)

CLASS A SHARES(b)

2026(c)	3.09	(d)	0.97	(d)	1.39	(d)	1.72		3.97	$11,143
2025	3.09		0.99		1.47		1.50		40.75	$11,493
2024	2.81		0.99		1.39		7.18	(e)	20.23	$12,740
2023	2.33		0.99		1.33		1.75	(f)	42.70	$13,096
2022	1.98		0.99		1.22		(7.48)		6.02	$15,193
2021	1.77		0.99		1.14		1.20		11.29	$23,885

CLASS I SHARES

2026(c)	3.41	(d)	0.67	(d)	1.09	(d)	1.96		3.97	$17,327
2025	3.41		0.67		1.20		1.83		40.75	$12,928
2024	3.13		0.67		1.12		7.53		20.23	$12,588
2023	2.64		0.67		1.11		2.07		42.70	$12,113
2022	2.30		0.67		0.98		(7.18)		6.02	$14,642
2021	2.09		0.67		0.93		1.52		11.29	$20,454

Semi-Annual Financial Statements | 293

Schedule of Investments

Thornburg Emerging Markets Managed Account Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	SHARES	VALUE

	COMMON STOCK — 92.3%

	BANKS — 3.4%
	Banks — 3.4%
	Piraeus Bank SA	4,858	$39,913
			39,913
	CAPITAL GOODS — 9.1%
	Aerospace & Defense — 4.6%
[a]	CSG NV	628	16,942
	LIG Nex1 Co. Ltd.	90	37,138
	Electrical Equipment — 4.5%
	Contemporary Amperex Technology Co. Ltd. Class A	900	53,250
			107,330
	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 3.8%
	Broadline Retail — 3.8%
[a]	MercadoLibre, Inc.	26	44,954
			44,954
	CONSUMER DURABLES & APPAREL — 2.7%
	Household Durables — 2.7%
	Nien Made Enterprise Co. Ltd.	3,082	32,330
			32,330
	CONSUMER STAPLES DISTRIBUTION & RETAIL — 9.9%
	Consumer Staples Distribution & Retail — 9.9%
	Bid Corp. Ltd.	4,851	116,845
			116,845
	ENERGY — 9.9%
	Energy Equipment & Services — 4.5%
	ADNOC Drilling Co. PJSC	37,463	52,980
	Oil, Gas & Consumable Fuels — 5.4%
	Reliance Industries Ltd.	4,444	64,121
			117,101
	FINANCIAL SERVICES — 3.8%
	Capital Markets — 3.8%
	360 ONE WAM Ltd.	4,533	45,090
			45,090
	FOOD, BEVERAGE & TOBACCO — 12.6%
	Beverages — 12.6%
	Arca Continental SAB de CV	8,900	102,517
	Kweichow Moutai Co. Ltd. Class A	219	46,118
			148,635
	HEALTH CARE EQUIPMENT & SERVICES — 4.0%
	Health Care Providers & Services — 4.0%
	Bangkok Dusit Medical Services PCL Class F	83,600	47,909
			47,909
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.3%
	Semiconductors & Semiconductor Equipment — 5.3%
	MediaTek, Inc.	1,303	62,499
			62,499
	SOFTWARE & SERVICES — 3.1%
	Information Technology Services — 3.1%
	Tata Consultancy Services Ltd.	1,476	37,263
			37,263

294 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Emerging Markets Managed Account Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	SHARES	VALUE

	TECHNOLOGY HARDWARE & EQUIPMENT — 13.8%
	Technology Hardware, Storage & Peripherals — 13.8%
	Samsung Electronics Co. Ltd.	1,396	$163,278
			163,278
	TELECOMMUNICATION SERVICES — 3.3%
	Wireless Telecommunication Services — 3.3%
	Bharti Airtel Ltd.	2,063	39,354
			39,354
	TRANSPORTATION — 3.4%
	Transportation Infrastructure — 3.4%
	Salik Co. PJSC	28,254	39,732
			39,732
	UTILITIES — 4.2%
	Electric Utilities — 4.2%
	Tenaga Nasional Bhd.	14,498	49,935
			49,935
	TOTAL COMMON STOCK (Cost $1,008,621)		1,092,168

	SHORT-TERM INVESTMENTS — 8.8%
[b]	Thornburg Capital Management Fund	10,423	104,230
	TOTAL SHORT-TERM INVESTMENTS (Cost $104,230)		104,230

	TOTAL INVESTMENTS — 101.1% (Cost $1,112,851)		$1,196,398

	LIABILITIES NET OF OTHER ASSETS — (1.1)%		(12,731)

	NET ASSETS — 100.0%		$1,183,667

Footnote Legend

a	Non-income producing.
b	Investment in Affiliates.

COUNTRY EXPOSURE *
(percent of equity holdings)

South Korea	18.3%
India	17.0%
South Africa	10.7%
Mexico	9.4%
China	9.1%
Taiwan	8.7%
United Arab Emirates	8.5%
Malaysia	4.6%
Thailand	4.4%
Brazil	4.1%
Greece	3.7%
Czech Republic	1.5%

* Holdings are classified by country of risk as determined by MSCI and Bloomberg.

See notes to financial statements.	Semi-Annual Financial Statements | 295

Schedule of Investments

Thornburg High Income Bond Managed Account Fund | March 31, 2026 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	PREFERRED STOCK — 1.3%

	FINANCIAL SERVICES — 1.3%
	Capital Markets — 1.3%
[a,b]	Gabelli Dividend & Income Trust Series J, 4.50%, 3/26/2028	3	$72,189
			72,189
	TOTAL PREFERRED STOCK (Cost $70,500)		72,189

	ASSET BACKED SECURITIES — 15.4%

	AUTO RECEIVABLES — 2.2%
[c]	BOF VII AL Funding Trust I, Series 2023-CAR3 Class A2, 6.291% due 7/26/2032	$45,782	46,327
	DT Auto Owner Trust,
[c]	Series 2023-2A Class C, 5.79% due 2/15/2029	9,685	9,705
[c]	Series 2023-3A Class C, 6.40% due 5/15/2029	22,194	22,337
[c]	Research-Driven Pagaya Motor Trust, Series 2025-5A Class A2, 4.575% due 6/26/2034	40,000	39,982
			118,351
	OTHER ASSET BACKED — 5.6%
	BHG Securitization Trust,
[c]	Series 2021-A Class A, 1.42% due 11/17/2033	11,783	11,728
[c]	Series 2023-B Class A, 6.92% due 12/17/2036	29,754	30,764
[c]	Foundation Finance Trust, Series 2021-1A Class A, 1.27% due 5/15/2041	31,552	29,741
	Goodgreen Trust,
[c]	Series 2020-1A Class A, 2.63% due 4/15/2055	43,402	36,771
[c]	Series 2021-1A Class A, 2.66% due 10/15/2056	49,157	40,760
[c]	GoodLeap Sustainable Home Solutions Trust, Series 2022-1GS Class A, 2.70% due 1/20/2049	32,589	24,204
[c]	Mosaic Solar Loan Trust, Series 2020-2A Class B, 2.21% due 8/20/2046	34,636	27,273
[c]	NMEF Funding LLC, Series 2023-A Class A2, 6.57% due 6/17/2030	9,486	9,516
[c]	OneMain Financial Issuance Trust, Series 2022-2A Class A, 4.89% due 10/14/2034	2,292	2,293
[c]	Oportun Funding Trust, Series 2025-1 Class A, 4.96% due 8/16/2032	18,041	18,049
[c]	Oportun Issuance Trust, Series 2021-B Class A, 1.47% due 5/8/2031	21,105	20,747
[c]	Retained Vantage Data Centers Issuer LLC, Series 2024-1A Class A2, 4.992% due 9/15/2049	25,000	24,511
[c]	Sierra Timeshare Receivables Funding LLC, Series 2022-3A Class B, 6.32% due 7/20/2039	30,927	31,371
			307,728
	STUDENT LOAN — 7.6%
[c]	College Avenue Student Loans LLC, Series 2017-A Class A2, 3.75% due 11/26/2046	39,856	38,096
	Commonbond Student Loan Trust,
[c]	Series 2016-B Class A1, 2.73% due 10/25/2040	30,469	30,024
[c]	Series 2017-AGS Class A1, 2.55% due 5/25/2041	23,311	22,586
[c]	Series 2020-1 Class A, 1.69% due 10/25/2051	17,007	15,633
[c]	Education Funding Trust, Series 2020-A Class A, 2.79% due 7/25/2041	40,632	40,003
[b]	National Collegiate Student Loan Trust, Series 2005-1 Class B, 4.173% (TSFR1M + 0.49%) due 3/26/2035	14,377	13,580
	Navient Private Education Refi Loan Trust,
[c]	Series 2019-GA Class A, 2.40% due 10/15/2068	19,630	19,070
[c]	Series 2020-FA Class A, 1.22% due 7/15/2069	11,964	11,305
[c]	Series 2020-HA Class A, 1.31% due 1/15/2069	19,508	18,570
[b,c]	Navient Student Loan Trust, Series 2019-BA Class A2B, 4.767% (TSFR1M + 1.09%) due 12/15/2059	24,033	23,939
[b,c]	Nelnet Student Loan Trust, Series 2021-CA Class AFL, 4.53% (TSFR1M + 0.85%) due 4/20/2062	41,530	41,115
	SLM Student Loan Trust,
[b]	Series 2005-9 Class B, 4.449% (SOFR90A + 0.56%) due 1/25/2041	72,139	68,420
[b]	Series 2006-7 Class B, 4.349% (SOFR90A + 0.46%) due 1/27/2042	34,970	32,789
[c]	SoFi Professional Loan Program LLC, Series 2019-C Class A2FX, 2.37% due 11/16/2048	17,868	17,336
[b]	Wachovia Student Loan Trust, Series 2005-1 Class B, 4.449% (SOFR90A + 0.56%) due 10/25/2040	20,567	19,006
			411,472
	TOTAL ASSET BACKED SECURITIES (Cost $836,719)		837,551

	CORPORATE BONDS — 58.5%

296 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg High Income Bond Managed Account Fund | March 31, 2026 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	CAPITAL GOODS — 5.6%
	Aerospace & Defense — 2.0%
[c]	BWX Technologies, Inc., 4.125% due 6/30/2028	$55,000	$53,578
[c]	TransDigm, Inc., 6.75% due 8/15/2028	55,000	55,628
	Machinery — 3.3%
[c,d]	ATS Corp., 4.125% due 12/15/2028	35,000	33,749
[c]	Axon Enterprise, Inc., 6.125% due 3/15/2030	35,000	35,718
[c]	Esab Corp., 6.25% due 4/15/2029	55,000	55,715
[c]	Mueller Water Products, Inc., 4.00% due 6/15/2029	55,000	53,009
	Trading Companies & Distributors — 0.3%
[c]	Windsor Holdings III LLC, 8.50% due 6/15/2030	18,000	18,643
			306,040
	COMMERCIAL & PROFESSIONAL SERVICES — 3.2%
	Commercial Services & Supplies — 1.6%
[c]	ACCO Brands Corp., 4.25% due 3/15/2029	18,000	16,077
[c]	Clean Harbors, Inc., 5.125% due 7/15/2029	55,000	54,258
[c]	VT Topco, Inc., 8.50% due 8/15/2030	18,000	18,288
	Professional Services — 1.6%
[c]	Gartner, Inc., 3.625% due 6/15/2029	35,000	32,867
[c]	Korn Ferry, 4.625% due 12/15/2027	55,000	54,510
			176,000
	CONSUMER DURABLES & APPAREL — 2.1%
	Household Durables — 0.3%
[c]	CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50% due 10/15/2029	18,000	15,265
	Textiles, Apparel & Luxury Goods — 1.8%
[c]	Champ Acquisition Corp., 8.375% due 12/1/2031	36,000	37,717
[c]	Levi Strauss & Co., 3.50% due 3/1/2031	55,000	50,591
[c]	Under Armour, Inc., 7.25% due 7/15/2030	10,000	10,111
			113,684
	CONSUMER SERVICES — 1.6%
	Hotels, Restaurants & Leisure — 1.6%
[c]	Aramark Services, Inc., 5.00% due 2/1/2028	55,000	54,601
[c]	Papa John’s International, Inc., 3.875% due 9/15/2029	35,000	33,370
			87,971
	CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.4%
	Consumer Staples Distribution & Retail — 1.4%
[c]	KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00% due 2/15/2029	18,000	18,745
[c]	U.S. Foods, Inc., 4.75% due 2/15/2029	55,000	54,319
			73,064
	ENERGY — 6.9%
	Oil, Gas & Consumable Fuels — 6.9%
[c]	Columbia Pipelines Holding Co. LLC, 5.097% due 10/1/2031	35,000	35,203
[c]	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625% due 3/15/2029	35,000	36,226
[d]	Ecopetrol SA, 7.75% due 2/1/2032	15,000	15,167
[c]	El Paso Natural Gas Co. LLC, 3.50% due 2/15/2032	35,000	32,247
[c]	Global Partners LP/GLP Finance Corp., 7.125% due 7/1/2033	45,000	45,379
[c]	Gray Oak Pipeline LLC, 3.45% due 10/15/2027	35,000	34,339
[d]	Petroleos Mexicanos, 5.95% due 1/28/2031	15,000	14,333
	South Bow USA Infrastructure Holdings LLC, 5.026% due 10/1/2029	35,000	35,242
[c]	Summit Midstream Holdings LLC, 8.625% due 10/31/2029	18,000	18,540
	Sunoco LP,
[c]	5.875% due 7/15/2027	35,000	35,005
[c]	7.00% due 5/1/2029	35,000	35,903
[c]	Whistler Pipeline LLC, 5.70% due 9/30/2031	35,000	35,927
			373,511

See notes to financial statements.	Semi-Annual Financial Statements | 297

Schedule of Investments, Continued

Thornburg High Income Bond Managed Account Fund | March 31, 2026 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.0%
	Diversified REITs — 1.0%
[c]	Iron Mountain, Inc., 5.25% due 7/15/2030	$55,000	$53,391
			53,391
	FINANCIAL SERVICES — 3.7%
	Capital Markets — 1.6%
[c]	Blue Owl Technology Finance Corp., 3.75% due 6/17/2026	35,000	34,814
[c]	Jefferson Capital Holdings LLC, 8.25% due 5/15/2030	18,000	18,776
[c]	LPL Holdings, Inc., 4.00% due 3/15/2029	35,000	34,018
	Consumer Finance — 1.0%
[c]	FirstCash, Inc., 5.625% due 1/1/2030	55,000	54,659
	Financial Services — 1.1%
[c]	EZCORP, Inc., 7.375% due 4/1/2032	55,000	57,368
			199,635
	FOOD, BEVERAGE & TOBACCO — 3.4%
	Beverages — 0.6%
[c,d]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	35,000	34,137
	Food Products — 2.1%
	Darling Ingredients, Inc.,
[c]	5.25% due 4/15/2027	35,000	34,974
[c]	6.00% due 6/15/2030	25,000	25,249
[c]	Post Holdings, Inc., 6.25% due 2/15/2032	55,000	55,666
	Tobacco — 0.7%
[c]	Turning Point Brands, Inc., 7.625% due 3/15/2032	35,000	35,941
			185,967
	HEALTH CARE EQUIPMENT & SERVICES — 3.4%
	Health Care Equipment & Supplies — 1.6%
[c]	Hologic, Inc., 4.625% due 2/1/2028	55,000	55,000
[c]	Medline Borrower LP, 3.875% due 4/1/2029	35,000	33,873
	Health Care Providers & Services — 1.8%
[c]	Charles River Laboratories International, Inc., 3.75% due 3/15/2029	35,000	33,190
[c]	Select Medical Corp., 6.25% due 12/1/2032	30,000	28,515
	Tenet Healthcare Corp., 6.125% due 6/15/2030	35,000	35,287
			185,865
	HOUSEHOLD & PERSONAL PRODUCTS — 2.0%
	Household Products — 1.0%
[c]	Energizer Holdings, Inc., 4.75% due 6/15/2028	18,000	17,723
[c]	Prestige Brands, Inc., 5.125% due 1/15/2028	35,000	34,942
	Personal Care Products — 1.0%
[c]	Edgewell Personal Care Co., 5.50% due 6/1/2028	55,000	54,695
			107,360
	INSURANCE — 2.2%
	Insurance — 2.2%
[c]	American National Group, Inc., 6.144% due 6/13/2032	35,000	35,750
[c]	Constellation Global Funding, 4.85% due 10/22/2030	15,000	14,694
[c]	Global Atlantic Fin Co., 4.40% due 10/15/2029	35,000	33,832
[c]	Sammons Financial Group, Inc., 6.875% due 4/15/2034	35,000	37,081
			121,357
	MATERIALS — 4.8%
	Chemicals — 1.3%
[c,d]	NOVA Chemicals Corp., 9.00% due 2/15/2030	35,000	36,963
[c,d]	Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00% due 1/27/2030	35,000	31,598
	Containers & Packaging — 2.9%
	Crown Americas LLC, 5.875% due 6/1/2033	55,000	55,034
[c]	Graphic Packaging International LLC, 3.50% due 3/1/2029	35,000	32,795

298 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg High Income Bond Managed Account Fund | March 31, 2026 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

[c,d]	OI European Group BV, 4.75% due 2/15/2030	$15,000	$13,930
[c]	Sealed Air Corp./Sealed Air Corp. U.S., 7.25% due 2/15/2031	55,000	57,951
	Metals & Mining — 0.6%
[c]	Novelis Corp., 3.875% due 8/15/2031	35,000	31,148
			259,419
	MEDIA & ENTERTAINMENT — 1.8%
	Media — 1.8%
[c]	CCO Holdings LLC/CCO Holdings Capital Corp., 4.25% due 2/1/2031	55,000	50,037
[c]	DirecTV Financing LLC/DirecTV Financing Co-Obligor, Inc., 5.875% due 8/15/2027	15,000	14,955
[c]	Sirius XM Radio LLC, 4.00% due 7/15/2028	35,000	33,823
			98,815
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 1.0%
	Life Sciences Tools & Services — 1.0%
[c]	Avantor Funding, Inc., 4.625% due 7/15/2028	55,000	53,670
			53,670
	REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.3%
	Real Estate Management & Development — 1.3%
[c]	Cushman & Wakefield U.S. Borrower LLC, 6.75% due 5/15/2028	35,000	35,052
[c]	Greystar Real Estate Partners LLC, 7.75% due 9/1/2030	35,000	36,518
			71,570
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.9%
	Semiconductors & Semiconductor Equipment — 0.9%
[c]	Broadcom, Inc., 3.187% due 11/15/2036	35,000	29,252
[c]	Qorvo, Inc., 3.375% due 4/1/2031	20,000	18,087
			47,339
	SOFTWARE & SERVICES — 6.5%
	Information Technology Services — 2.0%
[c]	Insight Enterprises, Inc., 6.625% due 5/15/2032	55,000	53,041
[c]	Science Applications International Corp., 4.875% due 4/1/2028	55,000	54,109
	Internet Software & Services — 0.6%
[c]	Arches Buyer, Inc., 4.25% due 6/1/2028	18,000	17,352
[c]	Cogent Communications Group LLC/Cogent Finance, Inc., 7.00% due 6/15/2027	18,000	17,796
	Software — 3.9%
[c,d]	Constellation Software, Inc., 5.158% due 2/16/2029	35,000	35,151
[c]	Fair Isaac Corp., 4.00% due 6/15/2028	55,000	53,393
[c]	MSCI, Inc., 3.875% due 2/15/2031	35,000	33,130
[c,d]	Open Text Corp., 3.875% due 2/15/2028	55,000	52,966
[c]	SS&C Technologies, Inc., 5.50% due 9/30/2027	35,000	35,034
			351,972
	TECHNOLOGY HARDWARE & EQUIPMENT — 2.7%
	Electronic Equipment, Instruments & Components — 2.7%
[c]	Sensata Technologies, Inc., 4.375% due 2/15/2030	60,000	57,480
[c]	WESCO Distribution, Inc., 6.375% due 3/15/2029	55,000	55,984
[c]	Zebra Technologies Corp., 6.50% due 6/1/2032	35,000	35,210
			148,674
	UTILITIES — 3.0%
	Electric Utilities — 2.4%
[c]	Hawaiian Electric Co., Inc., 6.00% due 10/1/2033	57,000	56,909
[c]	ITC Holdings Corp., 5.65% due 5/9/2034	35,000	35,958
[c]	Kentucky Power Co., 7.00% due 11/15/2033	35,000	37,677
	Gas Utilities — 0.6%
[c,d]	APA Infrastructure Ltd., 5.125% due 9/16/2034	35,000	34,670
			165,214
	TOTAL CORPORATE BONDS (Cost $3,192,073)		3,180,518

See notes to financial statements.	Semi-Annual Financial Statements | 299

Schedule of Investments, Continued

Thornburg High Income Bond Managed Account Fund |  March 31, 2026 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	CONVERTIBLE BONDS — 1.0%

	SOFTWARE & SERVICES — 1.0%
	Information Technology Services — 1.0%
	Block, Inc., Zero Coupon, due 5/1/2026	$52,000	$51,791
			51,791
	TOTAL CONVERTIBLE BONDS (Cost $51,783)		51,791

	OTHER GOVERNMENT — 0.5%
[d]	Panama Bonos del Tesoro, 3.362% due 6/30/2031	15,000	13,533
	U.K. Gilts (GBP), 4.125% due 7/22/2029	12,000	15,753
	TOTAL OTHER GOVERNMENT (Cost $28,138)		29,286

	U.S. GOVERNMENT AGENCIES — 0.2%
[b,e]	CoBank ACB, Series I, 6.25% (TSFR3M + 4.66%), 10/1/2026	12,000	12,013
	TOTAL U.S. GOVERNMENT AGENCIES (Cost $12,032)		12,013

	MORTGAGE BACKED — 13.3%
[b,c]	Ajax Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2019-F Class A1, 2.86% due 7/25/2059	34,653	34,279
[b,c]	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-5 Class M1, 2.97% due 5/25/2065	60,000	56,353
[b,c]	BRAVO Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2024-NQM1 Class A3, 6.40% due 12/1/2063	52,619	52,836
[b,c]	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2013-A Class A, 3.00% due 5/25/2042	26,236	25,187
	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2019-6 Class B1, 4.24% due 12/25/2049	48,613	46,218
[b,c]	Series 2019-HYB1 Class B4, 5.095% due 10/25/2049	46,331	46,446
[b,c]	Series 2019-INV1 Class B3, 4.936% due 9/25/2049	48,968	47,891
[b,c]	Legacy Mortgage Asset Trust, Whole Loan Securities Trust CMO, Series 2021-GS4 Class A1, 5.65% due 11/25/2060	54,834	57,014
[b,c]	OBX Trust, Whole Loan Securities Trust CMO, Series 2020-EXP3 Class 1A8, 3.00% due 1/25/2060	48,754	43,770
[b,c]	Oceanview Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class A1A, 1.733% due 5/28/2050	17,177	15,971
[b,c]	Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2021-1R Class A1, 0.859% due 1/25/2065	23,971	23,076
[b]	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO, Series 2013-4 Class B1, 3.434% due 4/25/2043	42,816	41,630
[b,c]	Spruce Hill Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2020-SH2 Class B1, 5.00% due 6/25/2055	72,252	72,016
[b,c]	VOLT C LLC, Whole Loan Securities Trust CMO, Series 2021-NPL9 Class A1, 5.992% due 5/25/2051	35,367	35,363
[b,c]	VOLT CVI LLC, Whole Loan Securities Trust CMO, Series 2021-NP12 Class A1, 6.734% due 12/26/2051	37,614	37,631
	WinWater Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2014-1 Class A2, 3.50% due 6/20/2044	47,200	45,092
[b,c]	Series 2016-1 Class B4, 3.778% due 1/20/2046	45,809	40,902
	TOTAL MORTGAGE BACKED (Cost $714,771)		721,675

	SHORT-TERM INVESTMENTS — 8.9%
[f]	Thornburg Capital Management Fund	48,725	487,249
	TOTAL SHORT-TERM INVESTMENTS (Cost $487,249)		487,249

	TOTAL INVESTMENTS — 99.1% (Cost $5,393,265)		$5,392,272

	OTHER ASSETS LESS LIABILITIES — 0.9%		47,778

	NET ASSETS — 100.0%		$5,440,050

Footnote Legend

a	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.

b	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on March 31, 2026.

c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the aggregate value of these securities in the Fund’s portfolio was $4,409,256, representing 81.05% of the Fund’s net assets.

d	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

e	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

f	Investment in Affiliates.

300 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg High Income Bond Managed Account Fund | March 31, 2026 (Unaudited)

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ACB	Agricultural Credit Bank	SOFR90A	Secured Overnight Financing Rate 90-Day Average
CMO	Collateralized Mortgage Obligation	TSFR1M	Term SOFR 1 Month
GBP	Denominated in Pound Sterling	TSFR3M	Term SOFR 3 Month

COUNTRY EXPOSURE *

(percent of net assets)

United States	83.7%
Canada	3.6%
Australia	1.2%
Guatemala	0.6%
United Kingdom	0.3%
Colombia	0.3%
Mexico	0.3%
Panama	0.2%
Other Assets Less Liabilities	9.8%

* Holdings are classified by country of risk as determined by MSCI and Bloomberg.

See notes to financial statements.	Semi-Annual Financial Statements | 301

Schedule of Investments

Thornburg Investment Grade Bond Managed Account Fund | March 31, 2026 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	ASSET BACKED SECURITIES — 24.9%

	AUTO RECEIVABLES — 15.1%
[a]	American Credit Acceptance Receivables Trust, Series 2022-4 Class D, 8.00% due 2/15/2029	$9,753	$9,820
[a]	Bank of America Auto Trust, Series 2023-2A Class A4, 5.66% due 11/15/2029	13,000	13,175
	Carvana Auto Receivables Trust,
[a]	Series 2022-N1 Class A2, 3.21% due 12/11/2028	15,024	14,915
[a]	Series 2023-P2 Class A3, 5.42% due 4/10/2028	3,123	3,128
[a]	Series 2024-P1 Class A3, 5.05% due 4/10/2029	20,692	20,774
	FHF Issuer Trust,
[a]	Series 2024-1A Class A2, 5.69% due 2/15/2030	3,765	3,780
[a]	Series 2024-3A Class A2, 4.94% due 11/15/2030	5,458	5,450
[a]	Series 2025-2A Class A1, 4.839% due 12/15/2026	4,110	4,110
	First Investors Auto Owner Trust,
[a]	Series 2022-1A Class C, 3.13% due 5/15/2028	2,804	2,802
[a]	Series 2022-1A Class D, 3.79% due 6/15/2028	10,000	9,979
	Flagship Credit Auto Trust,
[a]	Series 2021-4 Class C, 1.96% due 12/15/2027	2,670	2,664
[a]	Series 2024-1 Class A2, 5.64% due 3/15/2028	1,183	1,183
[a]	GLS Auto Receivables Issuer Trust, Series 2022-2A Class D, 6.15% due 4/17/2028	11,888	11,959
[a]	GLS Auto Select Receivables Trust, Series 2023-2A Class A2, 6.37% due 6/15/2028	5,279	5,288
[a]	Huntington Auto Trust, Series 2024-1A Class A3, 5.23% due 1/16/2029	17,830	17,963
	LAD Auto Receivables Trust,
[a]	Series 2023-3A Class C, 6.43% due 12/15/2028	16,000	16,226
[a]	Series 2023-4A Class B, 6.39% due 10/16/2028	15,000	15,172
[a]	Lendbuzz Securitization Trust, Series 2026-1A Class A1, 4.176% due 1/15/2027	9,723	9,721
[a]	Lobel Automobile Receivables Trust, Series 2025-1 Class A, 5.06% due 11/15/2027	1,833	1,835
[a]	OneMain Direct Auto Receivables Trust, Series 2022-1A Class A1, 4.65% due 3/14/2029	4,631	4,632
[a,b]	Oscar U.S. Funding XIII LLC, Series 2021-2A Class A4, 1.27% due 9/11/2028	22,183	22,066
[a,b]	Oscar U.S. Funding XIV LLC, Series 2022-1A Class A4, 2.82% due 4/10/2029	7,407	7,348
[a]	Oscar U.S. Funding XVII LLC, Series 2024-2A Class A2, 4.63% due 12/10/2027	6,847	6,852
	Prestige Auto Receivables Trust,
[a]	Series 2021-1A Class D, 2.08% due 2/15/2028	5,852	5,786
[a]	Series 2023-1A Class D, 6.33% due 4/16/2029	11,000	11,033
[a]	Series 2023-2A Class B, 6.64% due 12/15/2027	1,939	1,940
[a]	Series 2025-1A Class A2, 4.87% due 12/15/2027	7,580	7,584
[a]	Research-Driven Pagaya Motor Asset Trust, Series 2026-1A Class A2, 4.515% due 1/25/2035	11,000	10,993
[a]	Research-Driven Pagaya Motor Trust, Series 2025-6A Class A2, 4.705% due 8/25/2034	8,000	8,004
[a]	SCCU Auto Receivables Trust, Series 2024-1A Class A3, 5.11% due 6/15/2029	18,641	18,718
	Veros Auto Receivables Trust,
[a]	Series 2023-1 Class C, 8.32% due 11/15/2028	21,000	21,234
[a]	Series 2025-1 Class A, 5.31% due 9/15/2028	4,306	4,313
[a]	Series 2026-1 Class A, 4.53% due 8/15/2028	13,560	13,554
	Westlake Automobile Receivables Trust,
[a]	Series 2022-2A Class D, 5.48% due 9/15/2027	9,413	9,430
[a]	Series 2023-3A Class B, 5.92% due 9/15/2028	1,604	1,605
[a]	Series 2024-1A Class B, 5.55% due 11/15/2027	10,345	10,367
			335,403
	OTHER ASSET BACKED — 7.2%
[a]	ACHV ABS Trust, Series 2024-1PL Class A, 5.90% due 4/25/2031	9,371	9,402
[a]	BHG Securitization Trust, Series 2021-A Class A, 1.42% due 11/17/2033	4,006	3,987
[a]	CCG Receivables Trust, Series 2023-2 Class A2, 6.28% due 4/14/2032	25,084	25,305
[a]	DLLMT LLC, Series 2023-1A Class A4, 5.35% due 3/20/2031	15,000	15,109
[a]	DLLST LLC, Series 2024-1A Class A3, 5.05% due 8/20/2027	17,066	17,119
	GreatAmerica Leasing Receivables Funding LLC,
[a]	Series 2023-1 Class A3, 5.15% due 7/15/2027	13,052	13,101
[a]	Series 2024-1 Class A4, 5.08% due 12/16/2030	11,000	11,150
[a]	GreenSky Home Improvement Issuer Trust, Series 2024-2 Class A2, 5.25% due 10/27/2059	6,013	6,027
[a]	MMAF Equipment Finance LLC, Series 2023-A Class A3, 5.54% due 12/13/2029	13,092	13,249
[a]	Mosaic Solar Loans LLC, Series 2017-1A Class A, 4.45% due 6/20/2042	11,853	11,488
[a]	Pawnee Equipment Receivables LLC, Series 2022-1 Class C, 6.01% due 7/17/2028	11,000	11,001

302 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Investment Grade Bond Managed Account Fund | March 31, 2026 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE
[a]	Tesla Sustainable Energy Trust, Series 2024-1A Class A2, 5.08% due 6/21/2050	$7,223	$7,228
[a]	Upstart Structured Pass-Through Trust, Series 2022-2A Class A, 4.25% due 6/17/2030	14,556	14,522
			158,688
	STUDENT LOAN — 2.6%
[a]	Commonbond Student Loan Trust, Series 2017-BGS Class A1, 2.68% due 9/25/2042	11,283	10,634
[a]	ELFI Graduate Loan Program LLC, Series 2019-A Class A, 2.54% due 3/25/2044	14,273	13,688
[a]	Navient Private Education Refi Loan Trust, Series 2019-A Class A2A, 3.42% due 1/15/2043	5,867	5,853
[a]	Navient Student Loan Trust, Series 2018-EA Class A2, 4.00% due 12/15/2059	1,372	1,372
	SMB Private Education Loan Trust,
[a,c]	Series 2017-B Class A2B, 4.537% (TSFR1M + 0.86%) due 10/15/2035	1,140	1,140
[a]	Series 2019-A Class A2A, 3.44% due 7/15/2036	11,819	11,700
[a]	SoFi Professional Loan Program LLC, Series 2019-A Class A2FX, 3.69% due 6/15/2048	13,176	13,084
			57,471
	TOTAL ASSET BACKED SECURITIES (Cost $551,217)		551,562

	CORPORATE BONDS — 34.7%

	AUTOMOBILES & COMPONENTS — 0.5%
	Automobiles — 0.5%
[a]	Hyundai Capital America, 5.30% due 3/19/2027	10,000	10,076
			10,076
	COMMERCIAL & PROFESSIONAL SERVICES — 1.4%
	Commercial Services & Supplies — 1.4%
[a,b]	Element Fleet Management Corp., 6.319% due 12/4/2028	10,000	10,419
	UL Solutions, Inc., 6.50% due 10/20/2028	20,000	20,938
			31,357
	CONSUMER SERVICES — 0.8%
	Transportation Infrastructure — 0.8%
[a,b]	Sydney Airport Finance Co. Pty. Ltd., 5.248% due 3/26/2036	17,000	16,862
			16,862
	CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.7%
	Consumer Staples Distribution & Retail — 0.7%
[a,b]	Alimentation Couche-Tard, Inc., 5.267% due 2/12/2034	15,000	15,076
			15,076
	ENERGY — 1.3%
	Oil, Gas & Consumable Fuels — 1.3%
[a]	Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15% due 8/15/2026	10,000	9,978
[a]	Midwest Connector Capital Co. LLC, 4.625% due 4/1/2029	10,000	9,945
	South Bow USA Infrastructure Holdings LLC, 4.911% due 9/1/2027	10,000	10,046
			29,969
	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.4%
	Diversified REITs — 0.4%
[a]	SBA Tower Trust, 2.328% due 7/15/2052	10,000	9,641
			9,641
	FINANCIAL SERVICES — 1.5%
	Financial Services — 0.7%
[b]	Sumitomo Mitsui Financial Group, Inc., 4.306% due 10/16/2028	16,000	15,946
	Mortgage Real Estate Investment Trusts — 0.8%
	Lineage OP LP, 5.25% due 7/15/2030	17,000	16,971
			32,917
	HEALTH CARE EQUIPMENT & SERVICES — 0.4%
	Health Care Providers & Services — 0.4%
[a]	Highmark, Inc., 1.45% due 5/10/2026	10,000	9,959
			9,959

See notes to financial statements.	Semi-Annual Financial Statements | 303

Schedule of Investments, Continued

Thornburg Investment Grade Bond Managed Account Fund | March 31, 2026 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE
	INSURANCE — 12.1%
	Insurance — 12.1%
[a]	American National Group, Inc., 6.144% due 6/13/2032	$10,000	$10,214
[a,b]	Ascot Group Ltd., 4.25% due 12/15/2030	15,000	13,996
[a]	Brighthouse Financial Global Funding, 2.00% due 6/28/2028	10,000	9,347
[a]	CNO Global Funding, 4.875% due 12/10/2027	10,000	10,034
[a]	Corebridge Global Funding, 5.75% due 7/2/2026	12,000	12,046
[a,b]	DaVinciRe Holdings Ltd., 5.95% due 4/15/2035	10,000	9,930
[a]	Equitable Financial Life Global Funding, 1.80% due 3/8/2028	12,000	11,369
	F&G Global Funding,
[a]	1.75% due 6/30/2026	2,000	1,985
[a]	2.30% due 4/11/2027	10,000	9,736
[a]	Fortitude Group Holdings LLC, 6.25% due 4/1/2030	10,000	10,184
[a,b]	Intact Financial Corp., 5.459% due 9/22/2032	15,000	15,276
[a]	Jackson National Life Global Funding, 3.05% due 6/21/2029	17,000	16,099
	Lincoln Financial Global Funding,
[a]	4.625% due 5/28/2028	10,000	9,993
[a]	5.30% due 1/13/2030	10,000	10,148
[a]	Mutual of Omaha Cos Global Funding, 5.45% due 12/12/2028	10,000	10,194
[a]	New York Life Global Funding, 4.55% due 1/28/2033	17,000	16,732
[a]	NLG Global Funding, 5.40% due 1/23/2030	10,000	10,238
[a,c]	Pacific Life Global Funding II, 4.272% (SOFR + 0.62%) due 6/4/2026	10,000	10,004
[a]	Principal Life Global Funding II, 5.50% due 6/28/2028	10,000	10,196
	Protective Life Corp.,
[a]	3.40% due 1/15/2030	10,000	9,536
[a]	4.30% due 9/30/2028	10,000	9,944
[a]	Reliance Standard Life Global Funding II, 1.512% due 9/28/2026	10,000	9,857
[a]	RGA Global Funding, 5.50% due 1/11/2031	10,000	10,284
[a]	Sammons Financial Group, Inc., 4.45% due 5/12/2027	12,000	11,932
[a]	Western-Southern Global Funding, 4.90% due 5/1/2030	10,000	10,059
			269,333
	MATERIALS — 2.9%
	Chemicals — 0.5%
[a]	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 4.75% due 5/15/2030	10,000	10,022
	Containers & Packaging — 2.4%
	Amcor Flexibles North America, Inc., 5.10% due 3/17/2030	20,000	20,211
[a,b]	CCL Industries, Inc., 3.05% due 6/1/2030	15,000	14,003
[a]	Graphic Packaging International LLC, 1.512% due 4/15/2026	10,000	9,986
[a]	Sealed Air Corp., 1.573% due 10/15/2026	10,000	9,977
			64,199
	SOFTWARE & SERVICES — 1.1%
	Information Technology Services — 0.4%
[a]	Booz Allen Hamilton, Inc., 3.875% due 9/1/2028	10,000	9,718
	Software — 0.7%
[a]	MSCI, Inc., 4.00% due 11/15/2029	15,000	14,558
			24,276
	TECHNOLOGY HARDWARE & EQUIPMENT — 0.8%
	Electronic Equipment, Instruments & Components — 0.8%
	Avnet, Inc., 4.625% due 4/15/2026	2,000	1,999
[a]	Molex Electronic Technologies LLC, 4.75% due 4/30/2028	15,000	15,061
			17,060
	TELECOMMUNICATION SERVICES — 1.2%
	Diversified Telecommunication Services — 0.7%
[a]	Cox Communications, Inc., 3.35% due 9/15/2026	15,000	14,926
	Wireless Telecommunication Services — 0.5%
[a]	Crown Castle Towers LLC, 4.241% due 7/15/2048	11,000	10,930
			25,856

304 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Investment Grade Bond Managed Account Fund | March 31, 2026 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE
	TRANSPORTATION — 0.7%
	Transportation Infrastructure — 0.7%
[a]	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.40% due 7/1/2027	$15,000	$14,961
			14,961
	UTILITIES — 8.9%
	Electric Utilities — 8.4%
[a]	Cleco Power LLC, 5.30% due 1/15/2036	15,000	14,889
[a,b]	Electricite de France SA, 4.75% due 10/13/2035	15,000	14,630
[b]	Enel Americas SA, 4.00% due 10/25/2026	17,000	16,950
	Evergy Missouri West, Inc.,
[a]	5.15% due 12/15/2027	10,000	10,095
[a]	5.65% due 6/1/2034	10,000	10,220
[a]	FirstEnergy Pennsylvania Electric Co., 5.20% due 4/1/2028	20,000	20,278
[a]	ITC Holdings Corp., 5.65% due 5/9/2034	20,000	20,548
[a]	Liberty Utilities Finance GP 1, 2.05% due 9/15/2030	10,000	8,974
[a]	New York State Electric & Gas Corp., 3.25% due 12/1/2026	10,000	9,920
[a]	NorthWestern Corp., 5.073% due 3/21/2030	20,000	20,307
	Oncor Electric Delivery Co. LLC, 5.35% due 4/1/2035	10,000	10,217
[a]	PSEG Power LLC, 5.20% due 5/15/2030	10,000	10,152
	Puget Energy, Inc., 5.725% due 3/15/2035	10,000	10,079
[a]	Trans-Allegheny Interstate Line Co., 5.00% due 1/15/2031	10,000	10,158
	Gas Utilities — 0.5%
[a]	KeySpan Gas East Corp., 5.994% due 3/6/2033	10,000	10,440
			197,857
	TOTAL CORPORATE BONDS (Cost $767,010)		769,399

	CONVERTIBLE BONDS — 0.7%

	MEDIA & ENTERTAINMENT — 0.7%
	Media — 0.7%
	Comcast Holdings Corp. (Guaranty: Comcast Corp.), 2.00% due 10/15/2029	25,000	15,321
			15,321
	TOTAL CONVERTIBLE BONDS (Cost $16,704)		15,321

	MORTGAGE BACKED — 29.6%
	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2020-1 Class A1, 2.466% due 12/25/2059	15,200	14,691
[a,c]	Series 2020-R1 Class A1, 0.99% due 4/25/2053	20,826	19,944
[a,c]	Series 2021-1 Class A1, 0.909% due 1/25/2066	9,509	8,154
[a,c]	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class A1, 2.962% due 10/25/2048	10,304	9,818
[a,c]	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2015-PS1 Class A1, 3.75% due 9/25/2042	16,966	16,638
[a]	COMM Mortgage Trust, CMBS, Series 2024-277P Class A, 6.338% due 8/10/2044	15,000	15,640
	CSMC Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2018-RPL9 Class A1, 3.85% due 9/25/2057	29,031	28,659
[a,c]	Series 2019-RPL1 Class A1A, 3.65% due 7/25/2058	15,205	15,057
[a,c]	Deephaven Residential Mortgage Trust, Whole Loan Securities Trust CMO, Series 2021-1 Class A1, 0.715% due 5/25/2065	12,915	12,552
	Federal Home Loan Mtg Corp., CMO REMIC, Series 4162 Class P, 3.00% due 2/15/2033	18,759	18,380
	Federal National Mtg Assoc., Pool BZ3998, 4.88% due 6/1/2030	7,000	7,093
	Federal National Mtg Assoc., CMO REMIC,
	Series 2008-61 Class MC, 5.50% due 7/25/2038	5,073	5,239
	Series 2017-84 Class KA, 3.50% due 4/25/2053	18,892	18,751
	Series 2019-41 Class AC, 2.50% due 3/25/2053	5,637	5,356
	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2017-2 Class A3, 3.50% due 10/25/2047	28,146	25,631
[a,c]	Series 2018-2 Class A3, 4.00% due 4/25/2048	12,842	12,361
	GCAT Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2021-CM1 Class A, 2.469% due 4/25/2065	23,257	22,453
[a,c]	Series 2024-INV4 Class A2, 5.50% due 12/25/2054	14,871	14,815
	Government National Mtg Assoc., CMO,
	Series 2015-162 Class BE, 2.25% due 9/20/2043	6,704	6,670

See notes to financial statements.	Semi-Annual Financial Statements | 305

Schedule of Investments, Continued

Thornburg Investment Grade Bond Managed Account Fund | March 31, 2026 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	Series 2024-131 Class E, 5.00% due 2/20/2054	$5,728	$5,755
[a,c]	GS Mortgage-Backed Securities Corp. Trust, Whole Loan Securities Trust CMO, Series 2019-PJ3 Class A1, 3.50% due 3/25/2050	8,429	7,928
[a,c]	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO, Series 2020-NQM1 Class A3, 2.352% due 9/27/2060	13,052	12,494
	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2016-3 Class B2, 3.309% due 10/25/2046	19,848	19,273
[a,c]	Series 2017-2 Class A13, 3.50% due 5/25/2047	20,307	18,425
[a,c]	LEX Mortgage Trust, CMBS, Series 2024-BBG Class A, 4.874% due 10/13/2033	15,000	14,953
[a,c]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	17,360	17,300
	MFA Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2020-NQM2 Class A3, 1.947% due 4/25/2065	12,258	11,870
[a,c]	Series 2020-NQM3 Class A2, 1.324% due 1/26/2065	26,447	25,095
	Mill City Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2018-1 Class A1, 3.25% due 5/25/2062	8,196	8,150
[a,c]	Series 2019-GS1 Class A1, 2.75% due 7/25/2059	12,573	12,432
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2017-1A Class A1, 4.00% due 2/25/2057	16,612	16,396
[a,c]	Series 2018-RPL1 Class A1, 3.50% due 12/25/2057	17,168	16,889
[a,c]	Series 2019-NQM4 Class A1, 2.492% due 9/25/2059	14,901	14,060
[a,c]	OBX Trust, Whole Loan Securities Trust CMO, Series 2020-EXP2 Class A9, 3.00% due 5/25/2060	18,677	15,716
	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2015-4 Class A1, 3.00% due 11/25/2030	13,548	13,292
[a,c]	Series 2017-CH2 Class A19, 4.00% due 12/25/2047	8,719	8,098
[a,c]	Series 2018-2 Class A1, 3.50% due 2/25/2048	22,647	20,509
[a,c]	Series 2024-4 Class A10, 6.00% due 5/25/2054	16,997	16,975
[a,c]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 4.938% (TSFR1M + 1.26%) due 5/15/2038	10,000	9,957
[a,c]	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO, Series 2020-3 Class A1, 1.486% due 4/25/2065	5,342	5,215
	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2017-4 Class A1, 2.75% due 6/25/2057	14,081	13,864
[a,c]	Series 2017-6 Class A1, 2.75% due 10/25/2057	18,812	18,571
[a,c]	Series 2018-2 Class A1, 3.25% due 3/25/2058	5,787	5,745
	Verus Securitization Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2021-1 Class A2, 1.052% due 1/25/2066	20,738	18,630
[a,c]	Series 2021-R1 Class A1, 0.82% due 10/25/2063	19,873	18,950
[a,c]	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO, Series 2019-2 Class A1, 4.00% due 4/25/2049	3,655	3,476
[a,c]	WinWater Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2014-2 Class A3, 3.50% due 9/20/2044	9,178	8,835
	TOTAL MORTGAGE BACKED (Cost $654,536)		656,755

	SHORT-TERM INVESTMENTS — 11.7%
[d]	Thornburg Capital Management Fund	259,533	259,533
	TOTAL SHORT-TERM INVESTMENTS (Cost $259,533)		259,533

	TOTAL INVESTMENTS — 101.6% (Cost $2,249,000)		$2,252,570

	LIABILITIES NET OF OTHER ASSETS — (1.6)%		(35,603)

	NET ASSETS — 100.0%		$2,216,967

Footnote Legend

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the aggregate value of these securities in the Fund’s portfolio was $1,787,115, representing 80.61% of the Fund’s net assets.

b	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

c	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on March 31, 2026.

d	Investment in Affiliates.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities	REMIC	Real Estate Mortgage Investment Conduit
CMBS	Commercial Mortgage-Backed Securities	SOFR	Secured Overnight Financing Rate
CMO	Collateralized Mortgage Obligation	TSFR1M	Term SOFR 1 Month
Mtg	Mortgage

306 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Investment Grade Bond Managed Account Fund | March 31, 2026 (Unaudited)

COUNTRY EXPOSURE *

(percent of net assets)

United States	81.3%
Canada	2.9%
Japan	2.3%
Bermuda	1.1%
Chile	0.8%
Australia	0.8%
France	0.7%
Other Assets Less Liabilities	10.1%

* Holdings are classified by country of risk as determined by MSCI and Bloomberg.

See notes to financial statements.	Semi-Annual Financial Statements | 307

Schedule of Investments

Thornburg Municipal Managed Account Fund | March 31, 2026 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	LONG-TERM MUNICIPAL BONDS — 98.3%
	ALABAMA — 9.4%
	Alabama Housing Finance Authority (FHLMC, FNMA, GNMA), Series B, 5.05% due 10/1/2045	$150,000	$154,146
[a]	Black Belt Energy Gas District (Guaranty: Goldman Sachs Group, Inc.), Series D-1, 5.50% due 6/1/2049 (put 2/1/2029)	150,000	156,873
	Black Belt Energy Gas District (Guaranty: Royal Bank of Canada), Series B, 5.00% due 12/1/2030	250,000	266,097
[a]	Energy Southeast A Cooperative District (Guaranty: Morgan Stanley Group), Series B, 5.25% due 7/1/2054 (put 6/1/2032)	300,000	318,234
[a]	Southeast Alabama Gas Supply District (Guaranty: Pacific Life Insurance Co.), Series A, 5.00% due 8/1/2054 (put 4/1/2032)	250,000	266,261
	ARIZONA — 2.4%
[a]	Chandler (Intel Corp.) IDA AMT, 4.10% due 12/1/2037 (put 6/15/2028)	150,000	151,627
	City of Phoenix Civic Improvement Corp. (Phoenix Airport Revenue) AMT, 5.00% due 7/1/2048	150,000	150,130
	CALIFORNIA — 5.0%
[a]	California Community Choice Financing Authority (Guaranty: Morgan Stanley Group) (Green Bond), Series A-1, 5.00% due 5/1/2054 (put 4/1/2032)	250,000	263,600
	California Municipal Finance Authority (Greenfield Commons Eah LP) (FNMA) (Green Bond), Series A, 5.28% due 9/1/2046	150,000	153,527
	Norman Y Mineta San Jose International Airport SJC AMT, Series A, 5.00% due 3/1/2047	200,000	200,008
	COLORADO — 2.4%
	Colorado Educational & Cultural Facilities Authority (Addenbrooke Classical Academy, Inc.) (BAM, State Aid Withholding), Series A, 5.00% due 6/1/2045	150,000	152,286
	Colorado Educational & Cultural Facilities Authority (Roosevelt Charter Academy) (BAM), Series A, 5.00% due 7/1/2055	150,000	144,746
	FLORIDA — 6.5%
[b]	Capital Projects Finance Authority (Kissimmee Charter Academy), 6.625% due 6/15/2059	145,000	145,469
[b]	Capital Trust Agency, Inc. (Southeastern University Obligated Group), Series A, 6.25% due 5/1/2048	100,000	101,475
	Florida Development Finance Corp. (Mater Academy Miami-Dade Osceola County Facilities Obligated Group), Series A, 5.00% due 6/15/2042	150,000	149,510
	Greater Orlando Aviation Authority AMT, Series A, 5.00% due 10/1/2042	205,000	206,283
	Miami-Dade County Housing Finance Authority (RGC Phase I LLC) (FNMA, HUD), Series A, 4.88% due 3/1/2046	200,000	195,115
	GEORGIA — 4.6%
[a]	Bartow County Development Authority (Georgia Power Co.), 3.95% due 12/1/2032 (put 3/8/2028)	100,000	101,659
	Main Street Natural Gas, Inc. (Guaranty: Royal Bank of Canada),
	Series B,
[a]	5.00% due 7/1/2053 (put 3/1/2030)	150,000	156,865
[a]	5.00% due 12/1/2054 (put 3/1/2032)	200,000	211,996
	Municipal Electric Authority of Georgia (BAM), Series A, 5.00% due 1/1/2049	100,000	99,621
	ILLINOIS — 3.6%
	City of Chicago Wastewater Transmission Revenue (AG), Series A, 5.25% due 1/1/2053	150,000	154,154
	Northeastern Illinois University (BAM) COP, 5.00% due 7/1/2042	150,000	152,402
	State of Illinois GO, Series B, 4.00% due 11/1/2039	150,000	141,569
	INDIANA — 3.7%
	Indiana Finance Authority (Indiana Masonic Home, Inc. Obligated Group), Series B, 5.00% due 5/1/2040	250,000	255,873
	Indiana Finance Authority (Westminster Village Greenwood, Inc. Obligated Group), Series A, 5.75% due 5/15/2055	200,000	201,469
	IOWA — 1.4%
[a]	Iowa Finance Authority (Iowa Fertilizer Co. LLC; Guaranty: OCI NV), 5.00% due 12/1/2050 (pre-refunded 12/1/2032)	150,000	169,714
	KENTUCKY — 4.6%
[a]	County of Owen (American Water/Kentucky-American Water Co. Obligated Group), 3.875% due 6/1/2040 (put 9/1/2028)	150,000	152,772
[a]	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Group), Series A-1, 5.25% due 4/1/2054 (put 2/1/2032)	250,000	266,339
	Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group), Series A, 5.00% due 10/1/2033	150,000	150,446
	MICHIGAN — 3.9%
	City of Detroit GO, Series C, 6.00% due 5/1/2043	250,000	276,426
	Michigan Strategic Fund (Waste Management of Michigan, Inc.; Guaranty: Waste Management, Inc.) AMT, 4.125% due 8/1/2027	200,000	201,660
	MISSOURI — 0.8%
	Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group), Series A, 5.25% due 2/1/2048	100,000	99,442
	NEVADA — 2.8%
	Carson City (Carson Tahoe Regional Healthcare), Series A, 5.00% due 9/1/2047	100,000	95,365
[a]	County of Washoe (Sierra Pacific Power Co.) AMT, Series F, 4.125% due 3/1/2036 (put 10/1/2029)	250,000	252,952
	NEW HAMPSHIRE — 1.4%
	New Hampshire Business Finance Authority (Presbyterian Homes Obligated Group), Series A, 5.25% due 7/1/2048	175,000	171,850
	NEW JERSEY — 2.6%
	New Jersey Higher Education Student Assistance Authority AMT, Series C, 5.25% due 12/1/2054	140,000	136,506
	New Jersey Housing & Mortgage Finance Agency (Riverview Towers Preservation LLC) (FHA, GNMA), Series B, 5.25% due 12/20/2065	174,817	180,460

308 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Municipal Managed Account Fund | March 31, 2026 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	NEW MEXICO — 5.9%
[a]	City of Farmington (Public Service Co. of New Mexico), Series D, 3.90% due 6/1/2040 (put 6/1/2028)	$250,000	$253,740
	City of Santa Fe (El Castillo Retirement Residences Obligated Group), 4.00% due 5/15/2042	100,000	84,477
	New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group), Series A, 5.00% due 7/1/2049	150,000	136,919
	New Mexico Mortgage Finance Authority (FHLMC, FNMA, GNMA), Series C Class I, 4.60% due 9/1/2044	245,000	248,437
	NEW YORK — 1.7%
[b]	Build NYC Resource Corp. (RiverSpring Health Senior Living, Inc. Obligated Group), 7.00% due 12/15/2055	210,000	211,389
	NORTH CAROLINA — 3.6%
	North Carolina Medical Care Commission (Penick Village Obligated Group), Series A, 5.50% due 9/1/2054	165,000	159,111
	North Carolina Medical Care Commission (United Methodist Retirement Homes Inc Obligated Group), Series 2024B-1, 4.25% due 10/1/2028	150,000	150,052
	North Carolina Medical Care Commission (United Methodist Retirement Homes, Inc. Obligated Group), Series A, 5.125% due 10/1/2056	140,000	133,608
	NORTH DAKOTA — 1.6%
	City of Horace GO,
	Series C,
	4.75% due 5/1/2044	100,000	96,856
	5.00% due 5/1/2050	100,000	95,479
	OHIO — 4.4%
	Buckeye Tobacco Settlement Financing Authority, Series B-2, 5.00% due 6/1/2055	150,000	120,000
	County of Hamilton (Life Enriching Communities Obligated Group), 5.50% due 1/1/2050	100,000	100,301
	Madison-Plains Local School District (BAM) COP, 5.50% due 12/1/2049	150,000	158,195
	Ohio Housing Finance Agency (Yorktown Preservation LLC) (FNMA, HUD), 4.55% due 4/1/2041	160,000	161,383
	OKLAHOMA — 0.8%
	Muskogee Industrial Trust (Muskogee County No. 20) ISD, 4.00% due 9/1/2032	100,000	97,820
	PENNSYLVANIA — 4.9%
	Chester County Health & Education Facilities Authority (Tel Hai Retirement Community Obligated Group), 5.25% due 6/1/2055	100,000	98,379
	Geisinger Authority (Kaiser Obligated Group), Series A, 5.00% due 4/1/2050	195,000	195,351
	Northeastern Pennsylvania Hospital & Education Authority (King’s College), 5.00% due 5/1/2031	145,000	153,071
	Pennsylvania Turnpike Commission, Series C, 5.00% due 12/1/2046	150,000	155,235
	SOUTH DAKOTA — 1.2%
	South Dakota Health & Educational Facilities Authority (Monument Health Obligated Group), 5.00% due 9/1/2040	150,000	151,140
	TENNESSEE — 1.2%
	Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health Obligated Group), Series A-2, 5.00% due 8/1/2049	150,000	149,705
	TEXAS — 3.8%
	Agua Dulce (PSF-GTD) ISD GO, 5.00% due 8/15/2045	150,000	156,435
	Matagorda County Navigation District No. 1 (AEP Texas, Inc.) AMT, 4.25% due 5/1/2030	150,000	154,564
	Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) AMT, 5.50% due 12/31/2058	150,000	153,095
	UTAH — 2.5%
[b]	Black Desert Public Infrastructure District (Black Desert Assessment Area No. 1), 5.625% due 12/1/2053	200,000	199,360
[b]	Utah Charter School Finance Authority (Freedom Academy Foundation), Series A, 5.00% due 6/15/2041	120,000	107,658
	WASHINGTON — 2.8%
	Washington State Housing Finance Commission (Camas Flats Oak Harbor 1 LLLP) (FNMA), Series A, 4.55% due 8/1/2043	100,000	100,023
[b]	Washington State Housing Finance Commission (Josephine Caring Community Obligated Group), Series A, 6.25% due 7/1/2046	150,000	149,687
[b]	Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences), 6.125% due 7/1/2053	100,000	102,017
	WEST VIRGINIA — 2.4%
[a]	West Virginia (Kentucky Power Co.) EDA AMT, Series 2014-A, 4.70% due 4/1/2036 (put 6/17/2026)	290,000	290,370
	WISCONSIN — 6.4%
[b]	Public Finance Authority (Liberty Classical Schools Educational Services, Inc.), Series A, 6.75% due 6/15/2055	100,000	97,102
	Public Finance Authority (SR 400 Peach Partners LLC) AMT, Series 2025, 5.75% due 6/30/2060	150,000	153,426
	Public Finance Authority (WakeMed Obligated Group), Series A, 5.00% due 10/1/2044	200,000	201,134
	Wisconsin Health & Educational Facilities Authority (Hospital Sisters Services Obligated Group) (AG), Series A, 5.25% due 8/15/2045	150,000	159,853
	Wisconsin Housing & EDA (Flats at Bishops Woods LP) (FNMA), Series E, 4.75% due 6/1/2043	175,000	174,319
	TOTAL LONG-TERM MUNICIPAL BONDS — 98.3% (Cost $11,881,333)		12,114,618

See notes to financial statements.	Semi-Annual Financial Statements | 309

Schedule of Investments, Continued

Thornburg Municipal Managed Account Fund | March 31, 2026 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE

	SHORT-TERM INVESTMENTS — 0.5%
	MUTUAL FUND — 0.5%
[c]	State Street Institutional Treasury Money Market Fund, Premier Class, 3.60%	55,515	$55,515
	TOTAL MUTUAL FUND — 0.5% (Cost $55,515)		55,515
	TOTAL SHORT-TERM INVESTMENTS — 0.5% (Cost $55,515)		55,515

	TOTAL INVESTMENTS — 98.8% (Cost $11,936,848)		$12,170,133

	OTHER ASSETS LESS LIABILITIES — 1.2%		151,246

	NET ASSETS — 100.0%		$12,321,379

Footnote Legend

a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on March 31, 2026.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the aggregate value of these securities in the Fund’s portfolio was $1,114,157, representing 9.04% of the Fund’s net assets.

c	Rate represents the money market fund annualized seven-day yield at March 31, 2026.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AG	Insured by Assured Guaranty, Inc.	FNMA	Collateralized by Federal National Mortgage Association
AMT	Alternative Minimum Tax	GNMA	Collateralized by Government National Mortgage Association
BAM	Insured by Build America Mutual Insurance Co.	GO	General Obligation
COP	Certificates of Participation	HUD	Insured by Housing and Urban Development
EDA	Economic Development Authority	IDA	Industrial Development Authority/Agency
FHA	Insured by Federal Housing Administration	ISD	Independent School District
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.	PSF-GTD	Guaranteed by Permanent School Fund

310 | Semi-Annual Financial Statements	See notes to financial statements.

Statements of Assets and Liabilities

March 31, 2026 (Unaudited)

	THORNBURG EMERGING MARKETS MANAGED ACCOUNT	THORNBURG HIGH INCOME BOND MANAGED	THORNBURG INVESTMENT GRADE BOND MANAGED	THORNBURG MUNICIPAL MANAGED ACCOUNT
	FUND	ACCOUNT FUND	ACCOUNT FUND	FUND
ASSETS
Investments at cost
Non-affiliated issuers	$1,008,621	$4,906,016	$1,989,467	$11,936,848
Non-controlled affiliated issuers	104,230	487,249	259,533	-
Investments at value
Non-affiliated issuers	1,092,168	4,905,023	1,993,037	12,170,133
Non-controlled affiliated issuers	104,230	487,249	259,533	-
Cash	-	-	-	227
Foreign currency at value (a)	1,526	655	-	-
Receivable for investments sold	-	-	20,297	-
Receivable from investment advisor	25,995	18,600	17,823	10,045
Dividends receivable	5,233	1,171	730	198
Principal and interest receivable	-	50,397	12,275	170,751
Prepaid expenses and other assets	9,537	15,546	15,535	16,132

Total Assets	1,238,689	5,478,641	2,319,230	12,367,486

LIABILITIES
Payable for investments purchased	336	1,171	56,418	-
Payable to custodian	-	-	10,073	-
Accounts payable and accrued expenses	54,686	36,755	35,495	46,107
Dividends payable	-	665	277	-

Total Liabilities	55,022	38,591	102,263	46,107

NET ASSETS	$1,183,667	$5,440,050	$2,216,967	$12,321,379

NET ASSETS CONSIST OF
Net capital paid in on shares of beneficial interest	$1,094,142	$5,418,258	$2,208,858	$12,266,667
Distributable earnings	89,525	21,792	8,109	54,712

NET ASSETS	$1,183,667	$5,440,050	$2,216,967	$12,321,379

NET ASSET VALUE
Class SMA Shares:
Net assets applicable to shares outstanding	$1,183,667	$5,440,050	$2,216,967	$12,321,379
Shares outstanding	113,672	541,564	220,888	1,214,026
Net asset value and redemption price per share	$10.41	$10.05	$10.04	$10.15

(a)	Cost of foreign currency is $1,591; $666; $0; $0 respectively.

See notes to financial statements.

Semi-Annual Financial Statements | 311

Statements of Operations

Six Months Ended March 31, 2026 (Unaudited)

	THORNBURG EMERGING MARKETS MANAGED ACCOUNT FUND	THORNBURG HIGH INCOME BOND MANAGED ACCOUNT FUND	THORNBURG INVESTMENT GRADE BOND MANAGED ACCOUNT FUND	THORNBURG MUNICIPAL MANAGED ACCOUNT FUND
INVESTMENT INCOME

Dividend income
Non-affiliated issuers	$11,617	$843	$-	$1,247
Non-controlled affiliated issuers	2,542	4,613	3,300	-
Dividend taxes withheld	(1,672)	-	-	-
Interest income	-	160,977	53,461	292,328

Total Income	12,487	166,433	56,761	293,575

EXPENSES

Transfer agent fees
Class SMA Shares	1,049	546	454	3,188
Registration and filing fees
Class SMA Shares	11,106	4,537	4,537	11,267
Custodian fees	24,586	33,540	33,540	13,690
Audit and tax fees	26,360	23,640	23,640	25,460
Legal fees	783	640	640	54
Trustee and officer fees	364	364	364	636
Prepaid offering expense	-	25,937	20,307	-
Other expenses	24,966	2,732	2,723	2,854

Total Expenses	89,214	91,936	86,205	57,149
Less:
Expenses reimbursed	(89,214)	(91,936)	(86,205)	(57,149)

Net Expenses	-	-	-	-

Net Investment Income (Loss)	$12,487	$166,433	$56,761	$293,575

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on:
Non-affiliated issuers investments*	$12,168	$3,344	$230	$1,557
Foreign currency transactions	(725)	1	-	-

Net realized gain (loss)	11,443	3,345	230	1,557

Net change in unrealized appreciation (depreciation) on:
Non-affiliated issuers investments**	26,193	(58,664)	(9,733)	(95,266)
Foreign currency translations	(108)	(13)	-	-

Change in net unrealized appreciation (depreciation)	26,085	(58,677)	(9,733)	(95,266)

Net Realized and Unrealized Gain (Loss)	37,528	(55,332)	(9,503)	(93,709)

Change in Net Assets Resulting from Operations	$50,015	$111,101	$47,258	$199,866

* Net of foreign capital gain taxes	$1,255	$-	$-	$-

** Net of change in deferred taxes	$1,802	$-	$-	$-

See notes to financial statements.

312 | Semi-Annual Financial Statements

Statements of Changes in Net Assets

	THORNBURG EMERGING MARKETS MANAGED ACCOUNT FUND		THORNBURG HIGH INCOME BOND MANAGED ACCOUNT FUND
	SIX MONTHS ENDED MARCH 31, 2026*	YEAR ENDED SEPTEMBER 30, 2025	SIX MONTHS ENDED MARCH 31, 2026*	PERIOD ENDED SEPTEMBER 30, 2025(a)
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS

Net investment income (loss)	$12,487	$25,957	$166,433	$174,009
Net realized gain (loss)	11,443	43,272	3,345	504
Net change in unrealized appreciation (depreciation)	26,085	(30,544)	(58,677)	57,670

Net Increase (Decrease) in Net Assets Resulting from Operations	50,015	38,685	111,101	232,183

DIVIDENDS TO SHAREHOLDERS
From distributable earnings
Class SMA Shares	(65,042)	(39,191)	(150,967)	(170,525)

FUND SHARE TRANSACTIONS
Class SMA Shares	65,042	41,794	85,957	5,332,301

Net Increase (Decrease) in Net Assets	50,015	41,288	46,091	5,393,959

NET ASSETS

Beginning of Period	1,133,652	1,092,364	5,393,959	-

End of Period	$1,183,667	$1,133,652	$5,440,050	$5,393,959

*	Unaudited.

(a)	The Fund commenced operations on March 26, 2025.

See notes to financial statements.

Semi-Annual Financial Statements | 313

Statements of Changes in Net Assets, Continued

	THORNBURG INVESTMENT GRADE BOND MANAGED ACCOUNT FUND		THORNBURG MUNICIPAL MANAGED ACCOUNT FUND
	SIX MONTHS ENDED MARCH 31, 2026*	PERIOD ENDED SEPTEMBER 30, 2025(a)	SIX MONTHS ENDED MARCH 31, 2026*	YEAR ENDED SEPTEMBER 30, 2025
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS

Net investment income (loss)	$56,761	$57,499	$293,575	$529,197
Net realized gain (loss)	230	483	1,557	(158,749)
Net change in unrealized appreciation (depreciation)	(9,733)	13,303	(95,266)	(105,438)

Net Increase (Decrease) in Net Assets Resulting from Operations	47,258	71,285	199,866	265,010

DIVIDENDS TO SHAREHOLDERS

From distributable earnings
Class SMA Shares	(52,456)	(57,978)	(293,033)	(528,036)

FUND SHARE TRANSACTIONS

Class SMA Shares	13,717	2,195,141	404,188	1,018,877

Net Increase (Decrease) in Net Assets	8,519	2,208,448	311,021	755,851

NET ASSETS

Beginning of Period	2,208,448	-	12,010,358	11,254,507

End of Period	$2,216,967	$2,208,448	$12,321,379	$12,010,358

*	Unaudited.

(a)	The Fund commenced operations on March 26, 2025.

See notes to financial statements.

314 | Semi-Annual Financial Statements

Notes to Financial Statements

March 31, 2026 (Unaudited)

NOTE 1 – ORGANIZATION

Thornburg Emerging Markets Managed Account Fund (“Emerging Markets Managed Account Fund”), Thornburg High Income Bond Managed Account Fund (“High Income Bond Managed Account Fund”), Thornburg Investment Grade Bond Managed Account Fund (“Investment Grade Bond Managed Account Fund”), and Thornburg Municipal Managed Account Fund (“Municipal Managed Account Fund”), collectively the “Funds,” are non-diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2026, the Funds are four of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it.

Emerging Markets Managed Account Fund: The Fund’s investment goal is long-term capital appreciation. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, emerging markets risk, equity risk, foreign currency risk, foreign investment risk, liquidity risk, management risk, market and economic risk, non-diversification risk, redemption risk, risks affecting investments in China, risks affecting specific countries or regions, risks affecting specific issuers, and small and mid-cap company risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

High Income Bond Managed Account Fund: The Fund’s primary investment goal is to seek to maximize total return. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include bank loans risk, credit risk, cybersecurity and operational risk, derivatives risk, emerging markets risk, foreign currency risk, foreign government obligations risk, foreign investment risk, high yield risk, interest rate risk, liquidity risk, management risk, market and economic risk, market capitalization risk, non-diversification risk, prepayment and extension risk, redemption risk, risks affecting mortgage-backed securities and asset-backed securities, risks affecting specific issuers, structured products risk, and U.S. government obligations risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Investment Grade Bond Managed Account Fund: The Fund’s primary investment goal is to seek total return. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, derivatives risk, emerging markets risk, foreign currency risk, foreign government obligations risk, foreign investment risk, interest rate risk, liquidity risk, management risk, market and economic risk, market capitalization risk, non-diversification risk, prepayment and extension risk, redemption risk, risks affecting mortgage-backed securities and asset-backed securities, risk affecting specific issuers, structured products risk, and U.S. government obligations risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Municipal Managed Account Fund: The Fund’s investment goal is to seek a high level of current income exempt from federal individual income tax. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, high yield risk, interest rate risk, liquidity risk, management risk, market and economic risk, non-diversification risk, redemption risk, and tax risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

As of March 31, 2026, the Funds currently offer one class of shares of beneficial interest: Class SMA (previously designated Class I). This class of shares of the Funds represents all interest in the portfolio of investments. Class SMA shares are sold at net asset value without a sales charge at the time of purchase. All expenses are allocated to the class including transfer agent fees, government registration fees, printing and postage costs, and legal expenses.

Shares of the Funds are available for purchase and redemption exclusively by or on behalf of retail or institutional separately managed account clients where Thornburg Investment Management, Inc., the Funds’ investment advisor (the “Advisor”), has an agreement with the managed account program’s sponsor, or directly with the client, to provide advisory services to the managed account or to the managed account program’s sponsor for its use in managing such account.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each of the Funds in the preparation of its financial statements. Each Fund prepares its financial statements in conformity with United States generally accepted accounting principles (“GAAP”), including investment company accounting and reporting guidance in the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946.

Segment Reporting: Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a

Semi-Annual Financial Statements | 315

Notes to Financial Statements, Continued

March 31, 2026 (Unaudited)

component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Allocation of Expenses: Expenses common to all Funds are allocated among the Funds comprising the Trust based upon their relative net asset values or other appropriate allocation methods.

Dividends and Distributions to Shareholders: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Ordinary income dividends, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually and more often if deemed necessary by the Advisor. Dividends and distributions are paid and are reinvested in additional shares of the Funds at net asset value per share at the close of business on the ex-dividend date, or at the shareholder’s option, paid in cash.

Foreign Currency Translation: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against the U.S. dollar on the date of valuation. Purchases and sales of investments and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Funds purchase or sell foreign investments, they will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions. The values of such spot contracts are included in receivable for investments sold and payable for investments purchased on the Statement of Assets and Liabilities.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on investments held. Such changes are included in Net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

Reported net realized gains and losses from foreign currency transactions arise due to purchases and sales of foreign currencies, currency gains and losses realized between the trade and settlement dates on investment transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. These amounts are included in Net realized gain (loss) on foreign currency transactions in the Statement of Operations.

Net change in unrealized appreciation (depreciation) on foreign currency translations arises from changes in the fair value of assets and liabilities, other than investments at period end, resulting from changes in exchange rates.

Guarantees and Indemnifications: Under the Trust’s organizational documents (and under separate agreements with the independent Trustees), its officers and Trustees are provided with an indemnification, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of the performance of their duties to the Funds. In the normal course of business, the Trust may also enter into contracts with service providers that contain general indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, based on experience, the Trust expects the risk of loss to be remote.

Investment Income: Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Premiums and discounts are amortized and accreted, respectively, to first call dates or maturity dates using the effective yield method of the respective investments. These amounts are included in Investment Income in the Statement of Operations.

Investment Transactions: Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale of investments are recorded on an identified cost basis.

Repurchase Agreements: The Funds may invest excess cash in repurchase agreements whereby the Funds purchase investments, which serve as collateral, with an agreement to resell such collateral to the seller at an agreed upon price at the maturity date of the repurchase agreement. Investments pledged as collateral for repurchase agreements are held in custody until maturity of the repurchase agreement. Provisions in the agreements require that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. During the six months ended March 31, 2026, the Funds did not enter into repurchase agreements.

Security Valuation: All investments in securities held by the Funds are valued as described in Note 3.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the

316 | Semi-Annual Financial Statements

Notes to Financial Statements, Continued

March 31, 2026 (Unaudited)

financial statements and the reported amounts of increases (decreases) in net assets from operations during the reporting period. Actual results could differ from those estimates.

When-Issued and Delayed Delivery Transactions: The Funds may engage in when-issued or delayed delivery transactions. To the extent the Funds engage in such transactions, they will do so for the purpose of acquiring portfolio investments consistent with the Funds’ investment objectives and not for the purpose of investment leverage or to speculate on interest rate or market changes. At the time the Funds make a commitment to purchase an investment on a when-issued or delayed delivery basis, the Funds will record the transaction and reflect the value in determining its net asset value. Pursuant to current U.S. Securities and Exchange Commission (“SEC”) guidance, a transaction involving a when-issued security will not be deemed to involve a senior security as long as the Funds intend to settle the transaction physically and the transaction settles within 35 days. Investments purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date. The values of these securities held at March 31, 2026 are detailed in the Schedule of Investments.

Organizational and Offering Costs: The Funds incurred certain costs related to their launch and initial operation. Those organizational costs are charged to expense as incurred. Offering costs are amortized to expense daily over the span of one year from commencement of operations. These amounts are included in Prepaid expenses and other assets in the Statement of Assets and Liabilities and Other expenses in the Statement of Operations.

NOTE 3 – SECURITY VALUATION

Valuation of the Funds’ portfolio investment securities is performed by the Advisor, which has been designated by the Trustees of the Trust (the “Trustees”) as the Funds’ “valuation designee” as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).

In its capacity as the Funds’ valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Funds’ investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Funds would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker-dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Funds upon a sale of the investment, and the difference could be material to the Funds’ financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and ask prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Funds can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable

Semi-Annual Financial Statements | 317

Notes to Financial Statements, Continued

March 31, 2026 (Unaudited)

investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

Investments in U.S. mutual funds are valued at net asset value (“NAV”) each business day.

Debt obligations held by the Funds which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Funds, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Funds are likely to obtain if they sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.

If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Funds may be traded on days and at times when the Funds are not open for business. Consequently, the value of Funds’ investments may be significantly affected on days when shareholders cannot purchase or sell Funds’ shares.

Valuation Hierarchy: The Funds categorize their investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Funds are typically calculated by pricing service providers approved by the Committee and are generally characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Funds, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Funds are likely to obtain if they sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Committee.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is

318 | Semi-Annual Financial Statements

Notes to Financial Statements, Continued

March 31, 2026 (Unaudited)

characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and a Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of March 31, 2026:

EMERGING MARKETS MANAGED ACCOUNT FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Common Stock	$1,092,168	$281,258	$810,910	$—
Short-Term Investments	104,230	104,230	—	—
Total Investments in Securities	$1,196,398	$385,488	$810,910	$—
Total Assets	$1,196,398	$385,488	$810,910	$—

HIGH INCOME BOND MANAGED ACCOUNT FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Preferred Stock	$72,189	$—	$—	$72,189
Asset Backed Securities	837,551	—	837,551	—
Corporate Bonds	3,180,518	—	3,180,518	—
Convertible Bonds	51,791	—	51,791	—
Other Government	29,286	—	29,286	—
U.S. Government Agencies	12,013	—	12,013	—
Mortgage Backed	721,675	—	721,675	—
Short-Term Investments	487,249	487,249	—	—
Total Investments in Securities	$5,392,272	$487,249	$4,832,834	$72,189
Total Assets	$5,392,272	$487,249	$4,832,834	$72,189	(a)

(a)	In accordance with the guidance prescribed in Accounting Standards Update (“ASU”) No. 2011-04, the following table displays a summary of the valuation techniques and unobservable inputs used to value portfolio securities characterized as Level 3 investments for the period ended at March 31, 2026.

	FAIR VALUE AT	VALUATION	UNOBSERVABLE	RANGE/
	MARCH 31, 2026	TECHNIQUE(S)	INPUT	(WEIGHTED AVERAGE)
Preferred Stock	$ 72,189	Market yield	Credit spread	6.51%/(N/A)

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended March 31, 2026 is as follows:

PREFERRED
	STOCK	TOTAL(e)
Beginning Balance 9/30/2025	$–	$–
Accrued Discounts (Premiums)	–	–
Net Realized Gain (Loss)(a)	–	–
Gross Purchases	70,500	70,500
Gross Sales	–	–
Net Change in Unrealized Appreciation (Depreciation)(b)(c)	1,689	1,689
Transfers into Level 3(d)	–	–
Transfers out of Level 3(d)	–	–
Ending Balance 3/31/2026	$72,189	$72,189

(a)	Amount of net realized gain (loss) from investments recognized in income is included in the Trust’s Statement of Operations for the six months ended March 31, 2026.

(b)	Amount of net change in unrealized appreciation (depreciation) on investments recognized in income is included in the Trust’s Statement of Operations for the six months ended March 31, 2026.

(c)	The net change in unrealized appreciation (depreciation) attributable to securities owned at March 31, 2026, which were valued using significant unobservable inputs, was $1,689. This is included within net change in unrealized appreciation (depreciation) on investments in the Trust’s Statement of Operations for the six months ended March 31, 2026.

(d)	Transfers into or out of Level 3 were out of or into Level 2, and were due to changes in other significant observable inputs available during the six months ended March 31, 2026. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.

(e)	Level 3 investments represent 1.33% of total net assets at the six months ended March 31, 2026. Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to increase or decrease the fair value of these portfolio securities.

Semi-Annual Financial Statements | 319

Notes to Financial Statements, Continued

March 31, 2026 (Unaudited)

INVESTMENT GRADE BOND MANAGED ACCOUNT FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Asset Backed Securities	$551,562	$—	$551,562	$—
Corporate Bonds	769,399	—	769,399	—
Convertible Bonds	15,321	—	15,321	—
Mortgage Backed	656,755	—	656,755	—
Short-Term Investments	259,533	259,533	—	—
Total Investments in Securities	$2,252,570	$259,533	$1,993,037	$—
Total Assets	$2,252,570	$259,533	$1,993,037	$—

MUNICIPAL MANAGED ACCOUNT FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Long-Term Municipal Bonds	$12,114,618	$—	$12,114,618	$—
Short-Term Investments
Mutual Fund	55,515	55,515	—	—
Total Investments in Securities	$12,170,133	$55,515	$12,114,618	$—
Total Assets	$12,170,133	$55,515	$12,114,618	$—

NOTE 4 – INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement with the Trust, the Advisor serves as the investment advisor and performs services for the Funds. The Funds do not pay an advisory fee to the Advisor under this agreement.

The Advisor provides certain administrative services to the Funds. No fees are charged for these services.

Thornburg and Thornburg Securities LLC (the “Distributor”), an affiliate of the Advisor, which acts as the distributor of the Funds’ shares, have contractually agreed, irrevocably during the existence of the Funds, to waive, pay or reimburse all expenses of the Funds, except for taxes, interest expense, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs.

For the six months ended March 31, 2026, the Advisor contractually reimbursed certain class specific expenses and distribution fees as follows:

	CLASS
CONTRACTUAL:	SMA	TOTAL
Emerging Markets Managed Account Fund	$89,214	$89,214
High Income Bond Managed Account Fund	91,936	91,936
Investment Grade Bond Managed Account Fund	86,205	86,205
Municipal Managed Account Fund	57,149	57,149

Certain officers and Trustees of the Trust are also officers or directors of the Advisor and Distributor. The compensation of the independent Trustees is borne by the Trust. The Trust also pays a portion of the Chief Compliance Officer’s compensation. These amounts are reflected as Trustee and officer fees in the Statement of Operations.

The Funds may purchase or sell portfolio securities from or to an affiliated fund provided that all such transactions will comply with Rule 17a-7 under the 1940 Act. For the six months ended March 31, 2026, the Funds had no such transactions with affiliated funds.

320 | Semi-Annual Financial Statements

Notes to Financial Statements, Continued

March 31, 2026 (Unaudited)

Shown below are holdings of voting securities of the portfolio holding which is considered “affiliated” to the Funds under the 1940 Act (“Affiliates”), including companies for which the Funds’ holdings represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Funds invested for cash management purposes during the period:

EMERGING MARKETS MANAGED ACCOUNT FUND	OPENING MARKET VALUE	PURCHASES AT COST	SALES PROCEEDS	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPR./(DEPR.)	MARKET VALUE 3/31/26	DIVIDEND INCOME
Thornburg Capital Mgmt. Fund	$162,311	$256,368	$(314,449)	$—	$—	$104,230	$2,542

HIGH INCOME BOND MANAGED ACCOUNT FUND
Thornburg Capital Mgmt. Fund	$123,832	$1,264,476	$(901,059)	$—	$—	$487,249	$4,613

INVESTMENT GRADE BOND MANAGED ACCOUNT FUND
Thornburg Capital Mgmt. Fund	$136,616	$778,465	$(655,548)	$—	$—	$259,533	$3,300

NOTE 5 – TAXES

Federal Income Taxes: It is the policy of the Trust to comply with the provisions of the Internal Revenue Code of 1986 applicable to regulated investment companies and to distribute to shareholders substantially all investment company taxable income including net realized gains on investments (if any), and tax exempt income of the Funds. Therefore, no provision for federal income or excise tax is required.

The Funds file income tax returns in United States federal and applicable state jurisdictions. The statute of limitations on the Funds’ tax return filings generally remains open for the three years following a return’s filing date. The Funds have analyzed each uncertain tax position believed to be material in the preparation of the Funds’ financial statements for the six-month period ended March 31, 2026, including open tax years, to assess whether it is more likely than not that the position would be sustained upon examination, based on the technical merits of the position. The Funds have not identified any such position for which an asset or liability must be reflected in the Statements of Assets and Liabilities.

At March 31, 2026, information on the tax components of capital was as follows:

				NET UNREALIZED
		UNREALIZED	UNREALIZED	APPRECIATION
	COST	APPRECIATION	DEPRECIATION	(DEPRECIATION)
Emerging Markets Managed Account Fund	$1,112,851	$181,991	$(98,444)	$83,547
High Income Bond Managed Account Fund	5,393,265	40,605	(41,598)	(993)
Investment Grade Bond Managed Account Fund	2,249,000	10,422	(6,852)	3,570
Municipal Managed Account Fund	11,936,848	272,941	(39,656)	233,285

At March 31, 2026, the Funds had cumulative tax basis capital losses from prior fiscal years as shown on the following table, which may be carried forward to offset future capital gains. To the extent such carryforwards are used, capital gain distributions may be reduced to the extent provided by regulations. Such capital loss carryforwards do not expire.

	CUMULATIVE CAPITAL LOSSES
	SHORT-TERM	LONG-TERM
High Income Bond Managed Account Fund	$660	$—
Investment Grade Bond Managed Account Fund	9	—
Municipal Managed Account Fund	75,268	106,524

Foreign Withholding Taxes Paid: The Funds are subject to foreign tax withholding imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. In December 2023, the FASB issued Accounting Standards Update (ASU) 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of income taxes paid disaggregated by jurisdiction, when material to the Funds’ financial statements.

Semi-Annual Financial Statements | 321

Notes to Financial Statements, Continued

March 31, 2026 (Unaudited)

The value of the foreign withholding taxes paid by any Fund at the end of the period in relation to the Fund’s net assets was not significant and accordingly, a reconciliation of income taxes paid for the six months ended March 31, 2026 is not presented. Management expects the significance of the foreign withholding taxes paid in relation to net assets to change in future annual periods.

Foreign Withholding Tax Reclaims: The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld, in view of various considerations, including recent decisions rendered by the courts in those and other jurisdictions. The Funds would expect to record a receivable for such a reclaim based on a variety of factors, including assessment of a jurisdiction’s legal obligation to pay reclaims, the jurisdiction’s administrative practices and payment history, and industry convention. To date, the Funds have recorded no such receivable because there is limited precedent for collecting such prior year reclaims in countries other than Finland, France and Sweden, and the likelihood of collection in those other countries remains uncertain.

Deferred Foreign Capital Gain Taxes: The Funds are subject to a tax imposed on net realized gains of securities of certain foreign countries. The Funds record an estimated deferred tax liability for net unrealized gains on these investments as reflected in the accompanying financial statements. Such changes are included in Net change in unrealized appreciation (depreciation) on investments in the Statement of Operations, if any.

NOTE 6 – SHARES OF BENEFICIAL INTEREST

At March 31, 2026, there were an unlimited number of shares of each Fund with no par value of beneficial interest authorized. Transactions in each Fund’s shares of beneficial interest were as follows:

	SIX MONTHS ENDED		YEAR ENDED
	MARCH 31, 2026		SEPTEMBER 30, 2025
EMERGING MARKETS MANAGED ACCOUNT FUND	SHARES	AMOUNT	SHARES		AMOUNT
Class SMA Shares
Shares sold	-	$-	250		$2,605
Shares issued to shareholders in reinvestment of dividends	6,473	65,042	3,964		39,191
Shares repurchased	-	-	-	‡	(2)
Net increase (decrease)	6,473	$65,042	4,214		$41,794

‡  Represents less than 0.50 shares.

	SIX MONTHS ENDED		PERIOD ENDED
	MARCH 31, 2026		SEPTEMBER 30, 2025*
HIGH INCOME BOND MANAGED ACCOUNT FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class SMA Shares
Shares sold	-	$-	516,181	$5,162,440
Shares issued to shareholders in reinvestment of dividends	14,922	150,967	16,866	169,861
Shares repurchased	(6,405)	(65,010)	-	-
Net increase (decrease)	8,517	$85,957	533,047	$5,332,301

*  The Fund commenced operations on March 26, 2025.

	SIX MONTHS ENDED		PERIOD ENDED
	MARCH 31, 2026		SEPTEMBER 30, 2025*
INVESTMENT GRADE BOND MANAGED ACCOUNT FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class SMA Shares
Shares sold	-	$-	213,767	$2,137,440
Shares issued to shareholders in reinvestment of dividends	5,213	52,456	5,752	57,701
Shares repurchased	(3,844)	(38,739)	-	-
Net increase (decrease)	1,369	$13,717	219,519	$2,195,141

*  The Fund commenced operations on March 26, 2025.

322 | Semi-Annual Financial Statements

Notes to Financial Statements, Continued

March 31, 2026 (Unaudited)

	SIX MONTHS ENDED		YEAR ENDED
	MARCH 31, 2026		SEPTEMBER 30, 2025
MUNICIPAL MANAGED ACCOUNT FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class SMA Shares
Shares sold	11,072	$113,572	49,563	$506,084
Shares issued to shareholders in reinvestment of dividends	28,499	293,034	51,888	528,039
Shares repurchased	(235)	(2,418)	(1,514)	(15,246)
Net increase (decrease)	39,336	$404,188	99,937	$1,018,877

NOTE 7 – INVESTMENT TRANSACTIONS

For the six months ended March 31, 2026, the Funds had purchase and sale transactions of investments as listed in the table below (excluding short-term investments).

	PURCHASES	SALES
Emerging Markets Managed Account Fund	$267,954	$241,543
High Income Bond Managed Account Fund	754,738	405,193
Investment Grade Bond Managed Account Fund	694,617	98,359
Municipal Managed Account Fund	678,698	155,000

Semi-Annual Financial Statements | 323

Financial Highlights

Emerging Markets Managed Account Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
UNLESS OTHERWISE	NET ASSET	NET	NET REALIZED &		DIVIDENDS	DIVIDENDS	DIVIDENDS		NET ASSET
NOTED, PERIODS ARE	VALUE,	INVESTMENT	UNREALIZED	TOTAL FROM	FROM NET	FROM NET	FROM		VALUE,
FISCAL YEARS ENDED	BEGINNING	INCOME	GAIN (LOSS) ON	INVESTMENT	INVESTMENT	REALIZED	RETURN OF	TOTAL	END OF
SEPTEMBER 30,	OF PERIOD	(LOSS)+	INVESTMENTS	OPERATIONS	INCOME	GAINS	CAPITAL	DIVIDENDS	PERIOD

CLASS SMA SHARES

2026(b)	$10.58	0.11	0.32	0.43	(0.20)	(0.40)	—	(0.60)	$10.41
2025	$10.61	0.24	0.11	0.35	(0.33)	(0.05)	—	(0.38)	$10.58
2024(e)	$10.00	0.23	0.43	0.66	(0.05)	—	—	(0.05)	$10.61

(a)	Not annualized for periods less than one year.
(b)	Unaudited six-month period ended March 31.
(c)	Annualized.
(d)	Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
(e)	The Fund commenced operations on October 2, 2023.

+	Based on weighted average shares outstanding.

See notes to financial statements.

324 | Semi-Annual Financial Statements

Financial Highlights, Continued

Emerging Markets Managed Account Fund

	RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
UNLESS OTHERWISE						NET
NOTED, PERIODS ARE		EXPENSES, AFTER	EXPENSES,		PORTFOLIO	ASSETS
FISCAL YEARS ENDED	NET INVESTMENT	EXPENSE	BEFORE EXPENSE	TOTAL	TURNOVER	AT END OF PERIOD
SEPTEMBER 30,	INCOME (LOSS) (%)	REDUCTIONS (%)	REDUCTIONS (%)	RETURN (%)(a)	RATE (%)(a)	(THOUSANDS)

CLASS SMA SHARES

2026(b)	2.11(c)	—(c)	15.05(c)	4.33	22.05	$ 1,184
2025	2.40	—	15.87(d)	3.55	78.50	$ 1,134
2024(e)	2.30(c)	—(c)	13.87(c)(d)	6.67	145.98	$ 1,092

Semi-Annual Financial Statements | 325

Financial Highlights

High Income Bond Managed Account Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
UNLESS OTHERWISE	NET ASSET	NET	NET REALIZED &		DIVIDENDS	DIVIDENDS	DIVIDENDS		NET ASSET
NOTED, PERIODS ARE	VALUE,	INVESTMENT	UNREALIZED	TOTAL FROM	FROM NET	FROM NET	FROM		VALUE,
FISCAL YEARS ENDED	BEGINNING	INCOME	GAIN (LOSS) ON	INVESTMENT	INVESTMENT	REALIZED	RETURN OF	TOTAL	END OF
SEPTEMBER 30,	OF PERIOD	(LOSS)+	INVESTMENTS	OPERATIONS	INCOME	GAINS	CAPITAL	DIVIDENDS	PERIOD

CLASS SMA SHARES

2026(b)	$ 10.12	0.31	(0.10)	0.21	(0.28)	—	—	(0.28)	$ 10.05
2025(d)	$ 10.00	0.34	0.11	0.45	(0.33)	—	—	(0.33)	$ 10.12

(a)	Not annualized for periods less than one year.

(b)	Unaudited six-month period ended March 31.

(c)	Annualized.

(d)	The Fund commenced operations on March 26, 2025.
+	Based on weighted average shares outstanding.

See notes to financial statements.

326 | Semi-Annual Financial Statements

Financial Highlights, Continued

High Income Bond Managed Account Fund

	RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
UNLESS OTHERWISE						NET
NOTED, PERIODS ARE		EXPENSES, AFTER	EXPENSES,		PORTFOLIO	ASSETS
FISCAL YEARS ENDED	NET INVESTMENT	EXPENSE	BEFORE EXPENSE	TOTAL	TURNOVER	AT END OF PERIOD
SEPTEMBER 30,	INCOME (LOSS) (%)	REDUCTIONS (%)	REDUCTIONS (%)	RETURN (%)(a)	RATE (%)(a)	(THOUSANDS)

CLASS SMA SHARES

2026(b)	6.13(c)	—(c)	3.39(c)	2.10	8.00	$ 5,440
2025(d)	6.52(c)	—(c)	3.47(c)	4.57	4.74	$ 5,394

Semi-Annual Financial Statements | 327

Financial Highlights

Investment Grade Bond Managed Account Fund

		PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
UNLESS OTHERWISE	NET ASSET	NET	NET REALIZED &		DIVIDENDS	DIVIDENDS	DIVIDENDS		NET ASSET
NOTED, PERIODS ARE	VALUE,	INVESTMENT	UNREALIZED	TOTAL FROM	FROM NET	FROM NET	FROM		VALUE,
FISCAL YEARS ENDED	BEGINNING	INCOME	GAIN (LOSS) ON	INVESTMENT	INVESTMENT	REALIZED	RETURN OF	TOTAL	END OF
SEPTEMBER 30,	OF PERIOD	(LOSS)+	INVESTMENTS	OPERATIONS	INCOME	GAINS	CAPITAL	DIVIDENDS	PERIOD

CLASS SMA SHARES

2026(b)	$ 10.06	0.26	(0.04)	0.22	(0.24)	—	—	(0.24)	$ 10.04
2025(d)	$ 10.00	0.27	0.07	0.34	(0.28)	—	—	(0.28)	$ 10.06

(a)	Not annualized for periods less than one year.

(b)	Unaudited six-month period ended March 31.

(c)	Annualized.

(d)	The Fund commenced operations on March 26, 2025.

(e)	Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
+	Based on weighted average shares outstanding.

See notes to financial statements.

328 | Semi-Annual Financial Statements

Financial Highlights, Continued

Investment Grade Bond Managed Account Fund

	RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
UNLESS OTHERWISE						NET
NOTED, PERIODS ARE		EXPENSES, AFTER	EXPENSES,		PORTFOLIO	ASSETS
FISCAL YEARS ENDED	NET INVESTMENT	EXPENSE	BEFORE EXPENSE	TOTAL	TURNOVER	AT END OF PERIOD
SEPTEMBER 30,	INCOME (LOSS) (%)	REDUCTIONS (%)	REDUCTIONS (%)	RETURN (%)(a)	RATE (%)(a)	(THOUSANDS)

CLASS SMA SHARES

2026(b)	5.12(c)	—(c)	7.78(c)	2.18	4.88	$ 2,217
2025(d)	5.30(c)	—(c)	7.98(c)(e)	3.40	9.45	$ 2,208

Semi-Annual Financial Statements | 329

Financial Highlights

Municipal Managed Account Fund

		PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
UNLESS OTHERWISE	NET ASSET	NET	NET REALIZED &		DIVIDENDS	DIVIDENDS	DIVIDENDS		NET ASSET
NOTED, PERIODS ARE	VALUE,	INVESTMENT	UNREALIZED	TOTAL FROM	FROM NET	FROM NET	FROM		VALUE,
FISCAL YEARS ENDED	BEGINNING	INCOME	GAIN (LOSS) ON	INVESTMENT	INVESTMENT	REALIZED	RETURN OF	TOTAL	END OF
SEPTEMBER 30,	OF PERIOD	(LOSS)+	INVESTMENTS	OPERATIONS	INCOME	GAINS	CAPITAL	DIVIDENDS	PERIOD

CLASS SMA SHARES

2026(b)	$10.22	0.25	(0.07)	0.18	(0.25)	—	—	(0.25)	$10.15
2025	$10.47	0.47	(0.25)	0.22	(0.47)	—	—	(0.47)	$10.22
2024	$9.68	0.45	0.79	1.24	(0.45)	—	—	(0.45)	$10.47
2023	$10.00	0.15	(0.32)	(0.17)	(0.15)	—	—	(0.15)	$9.68

(a)	Not annualized for periods less than one year.

(b)	Unaudited six-month period ended March 31.

(c)	Annualized.

+	Based on weighted average shares outstanding.

See notes to financial statements.

330 | Semi-Annual Financial Statements

Financial Highlights, Continued

Municipal Managed Account Fund

	RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
UNLESS OTHERWISE						NET
NOTED, PERIODS ARE		EXPENSES, AFTER	EXPENSES,		PORTFOLIO	ASSETS
FISCAL YEARS ENDED	NET INVESTMENT	EXPENSE	BEFORE EXPENSE	TOTAL	TURNOVER	AT END OF PERIOD
SEPTEMBER 30,	INCOME (LOSS) (%)	REDUCTIONS (%)	REDUCTIONS (%)	RETURN (%)(a)	RATE (%)(a)	(THOUSANDS)

CLASS SMA SHARES

2026(b)	4.79(c)	—(c)	0.93(c)	1.71	1.29	$ 12,321
2025	4.59	—	1.20	2.18	50.81	$ 12,010
2024	4.39	—	1.87	13.02	21.60	$ 11,255
2023	4.00(c)	—(c)	3.65(c)	(1.74)	39.98	$ 5,293

Semi-Annual Financial Statements | 331

Schedule of Investments

Thornburg Capital Management Fund | March 31, 2026 (Unaudited)

		PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	COMMERCIAL PAPER — 96.4%
[a]	Agree LP, 4.015% due 4/1/2026	$57,000,000	$57,000,000
	Alimentation Couche-Tard, Inc.,
[a,b]	3.906% due 4/8/2026	1,000,000	999,255
[a,b]	3.944% due 4/2/2026	1,000,000	999,892
[a,b]	3.966% due 4/2/2026	565,000	564,939
[a,b]	4.057% due 4/2/2026	251,000	250,972
[a,b]	4.144% due 4/9/2026	37,000,000	36,966,453
[a,b]	4.185% due 4/10/2026	300,000	299,691
[a,b]	4.119% due 4/16/2026	263,000	262,556
[a,b]	4.157% due 4/17/2026	18,000,000	17,967,280
[a]	Amcor Flexibles North America, Inc., 3.988% due 4/6/2026	2,000,000	1,998,911
	American Electric Power Co., Inc.,
[a]	4.187% due 4/6/2026	50,000,000	49,971,389
[a]	4.092% due 4/13/2026	8,000,000	7,989,253
	American Honda Finance Corp.,
	3.956% due 4/6/2026	5,000,000	4,997,313
	3.898% due 4/10/2026	4,610,000	4,605,609
	3.901% due 4/10/2026	250,000	249,761
	3.919% due 5/13/2026	559,000	556,502
	4.177% due 4/16/2026	250,000	249,572
[a]	Anheuser-Busch InBev Worldwide, Inc., 4.255% due 5/4/2026	920,000	916,475
[a]	Avangrid, Inc., 4.025% due 4/22/2026	5,000,000	4,988,450
[a,b]	BASF SE, 4.221% due 6/29/2026	372,000	368,211
	BAT International Finance plc,
[a,b]	4.056% due 4/1/2026	13,000,000	13,000,000
[a,b]	4.109% due 4/1/2026	8,000,000	8,000,000
[a,b]	4.13% due 4/1/2026	9,000,000	9,000,000
[a,b]	4.14% due 4/1/2026	27,000,000	27,000,000
	Bell Telephone Co. of Canada or Bell Canada,
[a,b]	4.045% due 4/6/2026	9,650,000	9,644,706
[a,b]	3.901% due 4/7/2026	6,000,000	5,996,180
[a,b]	4.046% due 4/7/2026	5,000,000	4,996,708
[a,b]	3.929% due 4/7/2026	1,000,000	999,357
[a,b]	4.12% due 4/7/2026	250,000	249,831
[a,b]	4.095% due 5/12/2026	9,000,000	8,958,795
[a,b]	4.146% due 6/10/2026	10,000,000	9,921,250
[a,b]	4.152% due 6/10/2026	18,000,000	17,857,900
[a,b]	Canadian Pacific Railway Co., 4.091% due 4/7/2026	17,500,000	17,488,246
	Clorox Co.,
[a]	3.918% due 4/2/2026	4,000,000	3,999,572
[a]	3.92% due 4/7/2026	7,000,000	6,995,508
[a]	3.921% due 4/9/2026	1,500,000	1,498,717
[a]	3.922% due 4/10/2026	2,000,000	1,998,075
[a]	3.926% due 4/22/2026	10,000,000	9,977,542
[a]	3.906% due 4/24/2026	3,000,000	2,992,659
[a]	3.904% due 5/8/2026	15,000,000	14,941,108
[a]	3.937% due 5/18/2026	25,000,000	24,874,340
[a]	3.99% due 5/5/2026	250,000	249,077
	CRH America Finance, Inc.,
[a]	4.167% due 4/10/2026	2,500,000	2,497,438
[a]	4.188% due 4/14/2026	25,000,000	24,962,806
[a]	4.192% due 4/23/2026	23,000,000	22,942,091
[a]	4.23% due 5/5/2026	10,000,000	9,960,806
	Dominion Energy South Carolina, Inc., 4.205% due 4/2/2026	39,000,000	38,995,515
	Duke Energy Corp.,
[a]	3.894% due 4/8/2026	4,000,000	3,997,029
[a]	3.948% due 5/20/2026	4,965,000	4,938,914
[a]	3.944% due 6/4/2026	5,000,000	4,965,778
[a]	3.929% due 4/7/2026	700,000	699,550
[a]	3.941% due 5/5/2026	7,000,000	6,974,481
	Eaton Corp.,
[a]	4.152% due 4/2/2026	22,400,000	22,397,455

332 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Capital Management Fund | March 31, 2026 (Unaudited)

		PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

[a]	4.09% due 4/8/2026	$6,000,000	$5,995,298
[a]	4.185% due 4/9/2026	30,000,000	29,972,533
[a,b]	Electricite de France SA, 4.12% due 4/1/2026	7,731,000	7,731,000
	Elevance Health, Inc.,
[a]	4.069% due 4/7/2026	13,500,000	13,490,978
[a]	4.128% due 4/10/2026	4,371,000	4,366,563
[a]	4.164% due 4/13/2026	150,000	149,795
	Enbridge U.S., Inc.,
[a]	3.922% due 4/9/2026	45,000,000	44,961,500
[a]	3.886% due 4/14/2026	4,741,000	4,734,477
[a]	3.945% due 4/1/2026	20,000,000	20,000,000
	Entergy Corp.,
[a]	3.96% due 5/19/2026	4,455,000	4,432,012
[a]	3.958% due 5/21/2026	1,449,000	1,441,212
[a]	3.994% due 6/3/2026	20,000,000	19,863,500
[a]	Enterprise Products Operating LLC, 4.059% due 4/8/2026	18,000,000	17,986,000
[a]	Equifax, Inc., 3.949% due 4/7/2026	73,000,000	72,952,793
[a]	Evergy Kansas Central, Inc., 4.173% due 4/7/2026	9,000,000	8,993,835
	Evergy Metro, Inc.,
[a]	3.916% due 4/2/2026	1,600,000	1,599,829
[a]	3.946% due 4/2/2026	21,000,000	20,997,737
[a]	3.956% due 4/2/2026	30,000,000	29,996,758
[a]	Eversource Energy, 4.121% due 4/8/2026	40,000,000	39,968,422
	Experian Finance plc,
[a,b]	3.932% due 4/1/2026	23,300,000	23,300,000
[a,b]	3.931% due 4/8/2026	2,700,000	2,697,974
[a]	Fiserv, Inc., 3.965% due 4/1/2026	42,800,000	42,800,000
	Fortune Brands Innovations, Inc.,
[a]	4.163% due 4/1/2026	24,000,000	24,000,000
[a]	4.237% due 4/6/2026	15,000,000	14,991,313
[a]	4.218% due 4/15/2026	5,000,000	4,991,931
[a]	4.248% due 4/15/2026	4,000,000	3,993,498
[a]	4.268% due 4/16/2026	371,000	370,351
[a]	4.219% due 4/20/2026	1,000,000	997,810
[a]	4.218% due 4/22/2026	9,000,000	8,978,213
	Howmet Aerospace, Inc.,
[a]	3.918% due 4/7/2026	36,000,000	35,976,900
[a]	4.174% due 4/29/2026	20,000,000	19,936,222
	Hyundai Capital America,
[a]	3.916% due 4/9/2026	16,500,000	16,485,957
[a]	4.119% due 4/1/2026	3,000,000	3,000,000
[a]	4.228% due 5/6/2026	250,000	248,991
[a]	4.208% due 5/7/2026	6,000,000	5,975,220
[a]	4.266% due 5/20/2026	33,000,000	32,812,248
	Imperial Brands Finance plc,
[a,b]	3.905% due 4/20/2026	2,427,000	2,422,107
[a,b]	4.021% due 4/20/2026	250,000	249,480
[a,b]	3.955% due 4/1/2026	30,000,000	30,000,000
[a,b]	3.979% due 4/7/2026	24,000,000	23,984,360
	Intercontinental Exchange, Inc.,
[a]	3.975% due 4/1/2026	11,000,000	11,000,000
[a]	4.119% due 4/27/2026	6,000,000	5,982,450
[a]	4.129% due 4/27/2026	6,050,000	6,032,260
	ITC Holdings Corp.,
[a]	4.007% due 4/1/2026	13,101,000	13,101,000
[a]	3.945% due 4/2/2026	15,000,000	14,998,383
[a]	4.007% due 4/2/2026	754,000	753,917
	ITT, Inc.,
[a]	4.133% due 4/8/2026	41,000,000	40,967,553
[a]	4.212% due 4/16/2026	3,000,000	2,994,825
	J.M. Smucker Co.,
[a]	4.028% due 4/7/2026	32,400,000	32,378,562
[a]	4.069% due 4/7/2026	25,000,000	24,983,292

See notes to financial statements.	Semi-Annual Financial Statements | 333

Schedule of Investments, Continued

Thornburg Capital Management Fund | March 31, 2026 (Unaudited)

		PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	Keurig Dr. Pepper, Inc.,
[a]	3.939% due 4/7/2026	$1,000,000	$999,355
[a]	3.996% due 4/23/2026	4,000,000	3,990,418
[a]	Marriott International, Inc., 4.167% due 4/21/2026	8,400,000	8,380,867
[a]	Marsh & McLennan Cos., Inc., 4.122% due 4/28/2026	34,849,000	34,743,146
	McCormick & Co., Inc.,
[a]	3.911% due 4/1/2026	48,700,000	48,700,000
[a]	3.905% due 4/13/2026	2,000,000	1,997,447
[a]	3.936% due 4/1/2026	26,000,000	26,000,000
	Mitsubishi HC Finance America LLC,
	4.20% due 4/13/2026	48,000,000	47,933,920
	4.20% due 4/20/2026	12,000,000	11,973,843
	Mohawk Industries, Inc.,
[a]	4.006% due 4/2/2026	18,000,000	17,998,025
[a]	4.113% due 4/7/2026	2,000,000	1,998,650
[a]	4.062% due 4/14/2026	38,000,000	37,945,111
[a]	Molson Coors Beverage Co., 4.102% due 4/13/2026	24,400,000	24,367,141
[a]	Mondelez International, Inc., 3.947% due 4/23/2026	250,000	249,409
	Mosaic Co.,
[a]	4.177% due 4/14/2026	10,000,000	9,985,158
[a]	4.174% due 4/28/2026	3,000,000	2,990,775
[a]	4.183% due 4/28/2026	1,000,000	996,918
	NextEra Energy Capital Holdings, Inc.,
[a]	3.903% due 4/7/2026	805,000	804,486
[a]	3.93% due 4/7/2026	5,050,000	5,046,751
[a]	3.979% due 4/7/2026	250,000	249,837
[a]	4.127% due 4/9/2026	3,000,000	2,997,293
[a]	4.137% due 4/9/2026	30,500,000	30,472,414
[a]	4.159% due 4/20/2026	1,000,000	997,841
[a]	4.148% due 4/21/2026	1,700,000	1,696,147
[a]	4.151% due 4/24/2026	1,150,000	1,147,002
	Oglethorpe Power Corp.,
[a]	4.174% due 4/9/2026	3,761,000	3,757,565
[a]	4.268% due 4/15/2026	40,000,000	39,934,667
[a]	4.232% due 4/23/2026	10,437,000	10,410,467
[a]	4.232% due 4/24/2026	4,405,000	4,393,293
[a]	ONE Gas, Inc., 4.167% due 4/9/2026	8,000,000	7,992,711
	Oracle Corp.,
[a]	4.242% due 6/25/2026	1,000,000	990,319
[a]	4.219% due 4/16/2026	4,000,000	3,993,133
[a]	4.29% due 4/21/2026	68,000,000	67,841,711
[a]	4.239% due 4/24/2026	3,000,000	2,992,065
[a]	4.40% due 7/15/2026	2,000,000	1,975,208
[a]	O’Reilly Automotive, Inc., 4.142% due 4/10/2026	20,000,000	19,979,600
	Penske Truck Leasing Co. LP,
	3.884% due 4/6/2026	1,000,000	999,471
	3.915% due 4/6/2026	4,300,000	4,297,707
	3.885% due 4/10/2026	11,790,000	11,778,800
	3.916% due 4/13/2026	5,000,000	4,993,600
	3.906% due 4/17/2026	15,000,000	14,974,533
	3.898% due 5/4/2026	10,000,000	9,965,167
	4.146% due 4/13/2026	345,000	344,531
	4.147% due 4/14/2026	500,000	499,263
	4.167% due 4/16/2026	11,000,000	10,981,208
	PPG Industries, Inc., 4.07% due 5/1/2026	9,500,000	9,468,333
	Ryder System, Inc.,
	4.153% due 4/1/2026	22,000,000	22,000,000
	4.058% due 4/2/2026	109,000	108,988
	4.041% due 4/13/2026	10,000,000	9,986,733
	4.157% due 4/15/2026	7,000,000	6,988,866
	Sempra,
[a]	3.928% due 4/6/2026	7,000,000	6,996,247

334 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Capital Management Fund | March 31, 2026 (Unaudited)

		PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

[a]	4.166% due 4/8/2026	$25,000,000	$24,980,070
[a]	4.169% due 4/20/2026	13,000,000	12,971,870
	Sherwin-Williams Co.,
[a]	3.879% due 4/8/2026	1,950,000	1,948,555
[a]	3.911% due 5/5/2026	7,850,000	7,821,605
[a]	4.038% due 4/28/2026	2,000,000	1,994,045
[a]	Southern Co. Gas Capital Corp., 3.965% due 4/1/2026	25,000,000	25,000,000
	Spire, Inc.,
[a]	4.136% due 4/6/2026	39,000,000	38,977,954
[a]	4.166% due 4/7/2026	15,000,000	14,989,750
[a]	4.191% due 4/16/2026	9,500,000	9,483,692
[a,b]	Telstra Group Ltd., 3.982% due 6/4/2026	14,915,000	14,811,589
	Virginia Electric & Power Co.,
	4.132% due 4/6/2026	10,000,000	9,994,347
	4.179% due 4/13/2026	10,500,000	10,485,615
[a]	Vulcan Materials Co., 3.955% due 4/1/2026	25,000,000	25,000,000
	WEC Energy Group, Inc.,
[a]	4.146% due 4/14/2026	36,900,000	36,845,634
[a]	4.169% due 4/24/2026	21,000,000	20,944,992
[a]	Western Union Co., 4.123% due 4/2/2026	40,000,000	39,995,489
	Xcel Energy, Inc.,
[a]	4.134% due 4/1/2026	3,078,000	3,078,000
[a]	4.191% due 4/23/2026	58,000,000	57,853,969
	TOTAL COMMERCIAL PAPER (Cost $2,297,696,293)		2,297,696,293

	TOTAL INVESTMENTS — 96.4% (Cost $2,297,696,293)		$2,297,696,293

	OTHER ASSETS LESS LIABILITIES — 3.6%		86,246,950

	NET ASSETS — 100.0%		$2,383,943,243

Footnote Legend

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the aggregate value of these securities in the Fund’s portfolio was $2,060,267,096, representing 86.42% of the Fund’s net assets.

b	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

See notes to financial statements.	Semi-Annual Financial Statements | 335

Statement of Assets and Liabilities

Thornburg Capital Management Fund | March 31, 2026 (Unaudited)

ASSETS
Investment in securities, at cost	$2,297,696,293
Investments at value	2,297,696,293
Cash	109,946,007
Dividends receivable	171
Principal and interest receivable	724,131

Total Assets	2,408,366,602

LIABILITIES
Payable for investments purchased	24,367,141
Accounts payable and accrued expenses	56,218

Total Liabilities	24,423,359

NET ASSETS	$2,383,943,243

NET ASSETS CONSIST OF
Net capital paid in on shares of beneficial interest	$2,383,918,903
Distributable earnings	24,340

NET ASSETS	$2,383,943,243

NET ASSET VALUE
Class I Shares:
Net assets applicable to shares outstanding	$2,383,943,243
Shares outstanding	238,394,260
Net asset value and redemption price per share	$10.00

See notes to financial statements.

336 | Semi-Annual Financial Statements

Statement of Operations

Thornburg Capital Management Fund | Six Months Ended March 31, 2026 (Unaudited)

INVESTMENT INCOME
Interest income	$61,909,009
Dividend income	14,709

Total Income	61,923,718

EXPENSES
Transfer agent fees	16,671
Custodian fees	54,484
Audit and tax fees	16,093
Legal fees	910
Other expenses	12,297

Total Expenses	100,455

Net Investment Income (Loss)	$61,823,263

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss)	$30,862

Net Realized and Unrealized Gain (Loss)	30,862

Change in Net Assets Resulting from Operations	$61,854,125

See notes to financial statements.

Semi-Annual Financial Statements | 337

Statement of Changes in Net Assets

Thornburg Capital Management Fund

	SIX MONTHS ENDED MARCH 31, 2026*	YEAR ENDED SEPTEMBER 30, 2025
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income	$61,823,263	$101,451,843
Net realized gain (loss)	30,862	29,025

Net Increase (Decrease) in Net Assets Resulting from Operations	61,854,125	101,480,868

DIVIDENDS TO SHAREHOLDERS
From distributable earnings
Class I Shares	(61,858,489)	(101,528,126)

FUND SHARE TRANSACTIONS
Class I Shares	(1,067,825,330)	1,357,773,130

Net Increase (Decrease) in Net Assets	(1,067,829,694)	1,357,725,872

NET ASSETS
Beginning of Period	3,451,772,937	2,094,047,065

End of Period	$2,383,943,243	$3,451,772,937

* Unaudited.

See notes to financial statements.

338 | Semi-Annual Financial Statements

Notes to Financial Statements

Thornburg Capital Management Fund | March 31, 2026 (Unaudited)

NOTE 1 – ORGANIZATION

Thornburg Capital Management Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2026, the Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it. The Fund’s investment goal is to seek current income consistent with liquidity management and safety of capital. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, foreign government obligations risk, foreign investment risk, interest rate risk, liquidity risk, management risk, market and economic risk, prepayment and extension risk, and U.S. government obligations risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

As of March 31, 2026, the Fund currently offers one class of shares of beneficial interest: Institutional Class (“Class I”). This class of shares of the Fund represents all interest in the portfolio of investments. Class I shares are sold at net asset value without a sales charge at the time of purchase and may be subject to a service fee. All expenses are allocated to the class including transfer agent fees, government registration fees, printing and postage costs, and legal expenses.

Shares of the Fund are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Investments in the Fund may only be made by investment companies, or other persons that are “accredited investors” within the meaning of Regulation D under the 1933 Act. Thornburg Investment Management, Inc. (the “Advisor”), acting as the agent for the other series of the Trust, will effect all purchases and sales of shares of the Fund on behalf of any series of the Trust.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund prepares its financial statements in conformity with United States generally accepted accounting principles (“GAAP”), including investment company accounting and reporting guidance in the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946.

Segment Reporting: The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Allocation of Expenses: Expenses common to all Funds are allocated among the Funds comprising the Trust based upon their relative net asset values or other appropriate allocation methods.

Dividends and Distributions to Shareholders: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Ordinary income dividends, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually and more often if deemed necessary by the Advisor. Dividends and distributions are paid and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the ex-dividend date, or at the shareholder’s option, paid in cash.

Guarantees and Indemnifications: Under the Trust’s organizational documents (and under separate agreements with the independent Trustees), its officers and Trustees are provided with an indemnification, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of the performance of their duties to the Fund. In the normal course of business, the Trust may also enter into contracts with service providers that contain general indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, based on experience, the Trust expects the risk of loss to be remote.

Investment Income: Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Premiums and discounts are amortized and accreted, respectively, to first call dates or maturity dates using the effective yield method of the respective investments. These amounts are included in Investment Income in the Statement of Operations.

Semi-Annual Financial Statements | 339

Notes to Financial Statements, Continued

Thornburg Capital Management Fund | March 31, 2026 (Unaudited)

Investment Transactions: Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale of investments are recorded on an identified cost basis.

Repurchase Agreements: The Fund may invest excess cash in repurchase agreements whereby the Fund purchases investments, which serve as collateral, with an agreement to resell such collateral to the seller at an agreed upon price at the maturity date of the repurchase agreement. Investments pledged as collateral for repurchase agreements are held in custody until maturity of the repurchase agreement. Provisions in the agreements require that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. During the six months ended March 31, 2026, the Fund did not enter into repurchase agreements.

Security Valuation: All investments in securities held by the Fund are valued as described in Note 3.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases (decreases) in net assets from operations during the reporting period. Actual results could differ from those estimates.

When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio investments consistent with the Fund’s investment objectives and not for the purpose of investment leverage or to speculate on interest rate or market changes. At the time the Fund makes a commitment to purchase an investment on a when-issued or delayed delivery basis, the Fund will record the transaction and reflect the value in determining its net asset value. Pursuant to current U.S. Securities and Exchange Commission (“SEC”) guidance, a transaction involving a when-issued security will not be deemed to involve a senior security as long as the Fund intends to settle the transaction physically and the transaction settles within 35 days. Investments purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date. The values of these securities held at March 31, 2026 are detailed in the Schedule of Investments.

NOTE 3 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed by the Advisor, which has been designated by the Trustees of the Trust (the “Trustees”) as the Fund’s “valuation designee” as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).

In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker-dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Securities held with a maturity of less than 60 days from trade date and other short-term investments are valued using the amortized cost method unless the Committee determines such method does not represent fair value. The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in

340 | Semi-Annual Financial Statements

Notes to Financial Statements, Continued

Thornburg Capital Management Fund | March 31, 2026 (Unaudited)

periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.

If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of the Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Committee and are generally characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of March 31, 2026:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Commercial Paper	$2,297,696,293	$—	$2,297,696,293	$—
Total Investments in Securities	$2,297,696,293	$—	$2,297,696,293	$—
Total Assets	$2,297,696,293	$—	$2,297,696,293	$—

Semi-Annual Financial Statements | 341

Notes to Financial Statements, Continued

Thornburg Capital Management Fund | March 31, 2026 (Unaudited)

NOTE 4 – INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement with the Trust, the Advisor serves as the investment advisor and performs services for the Fund. The Fund does not pay an advisory fee to the Advisor under this agreement.

The Advisor provides certain administrative services to the Fund. No fees are charged for these services.

The Fund may purchase or sell portfolio securities from or to an affiliated fund provided that all such transactions will comply with Rule 17a-7 under the 1940 Act. For the six months ended March 31, 2026, the Fund had no such transactions with affiliated funds.

NOTE 5 – TAXES

Federal Income Taxes: It is the policy of the Trust to comply with the provisions of the Internal Revenue Code of 1986 applicable to regulated investment companies and to distribute to shareholders substantially all investment company taxable income including net realized gains on investments (if any), and tax exempt income of the Fund. Therefore, no provision for federal income or excise tax is required.

The Fund files income tax returns in United States federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three years following a return’s filing date. The Fund has analyzed each uncertain tax position believed to be material in the preparation of the Fund’s financial statements for the six-month period ended March 31, 2026, including open tax years, to assess whether it is more likely than not that the position would be sustained upon examination, based on the technical merits of the position. The Fund has not identified any such position for which an asset or liability must be reflected in the Statement of Assets and Liabilities.

At March 31, 2026, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$2,297,696,293
Net unrealized appreciation (depreciation) on investments (tax basis)	$-

There is no unrealized appreciation (depreciation) in the Fund at March 31, 2026 due to all securities with less than 60 days to maturity being valued by the amortized cost method.

NOTE 6 – SHARES OF BENEFICIAL INTEREST

At March 31, 2026, there were an unlimited number of shares of the Fund with no par value of beneficial interest authorized. Transactions in the Fund’s shares of beneficial interest were as follows:

	SIX MONTHS ENDED		YEAR ENDED
	MARCH 31, 2026		SEPTEMBER 30, 2025
THORNBURG CAPITAL MANAGEMENT FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class I Shares
Shares sold	474,960,310	$4,749,603,098	1,015,262,190	$10,152,621,901
Shares issued to shareholders in reinvestment of dividends	6,185,849	61,858,490	10,152,813	101,528,125
Shares repurchased	(587,928,692)	(5,879,286,918)	(889,637,690)	(8,896,376,896)
Net increase (decrease)	(106,782,533)	$(1,067,825,330)	135,777,313	$1,357,773,130

NOTE 7 – INVESTMENT TRANSACTIONS

For the six months ended March 31, 2026, the Fund had no purchase and sale transactions of investments other than short-term investments.

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Semi-Annual Financial Statements | 343

Financial Highlights

Thornburg Capital Management Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS		TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	TOTAL DIVIDENDS	NET ASSET VALUE, END OF PERIOD

CLASS I(b)

2026(c)	$10.00	0.20	—	(d)	0.20	(0.20)	—	(0.20)	$10.00
2025	$10.00	0.47	—	(d)	0.47	(0.47)	—	(0.47)	$10.00
2024	$10.00	0.56	—	(d)	0.56	(0.56)	—	(0.56)	$10.00
2023	$10.00	0.49	—	(d)	0.49	(0.49)	—	(0.49)	$10.00
2022	$10.00	0.10	—	(d)	0.10	(0.10)	—	(0.10)	$10.00
2021	$10.00	0.01	—	(d)	0.01	(0.01)	—	(0.01)	$10.00

(a)	Not annualized for periods less than one year.

(b)	Sales loads are not reflected in computing total return.

(c)	Unaudited six-month period ended March 31.

(d)	Net realized and unrealized gain (loss) on investments was less than $0.01 per share.

(e)	Annualized.

(f)	Portfolio turnover rate equals zero due to no long term investment transactions in the period.
+	Based on weighted average shares outstanding.

See notes to financial statements.

344 | Semi-Annual Financial Statements

Financial Highlights, Continued

Thornburg Capital Management Fund

	RATIOS TO AVERAGE NET ASSETS						SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)		EXPENSES, AFTER EXPENSE REDUCTIONS (%)		EXPENSES, BEFORE EXPENSE REDUCTIONS (%)		TOTAL RETURN (%)(a)	PORTFOLIO TURNOVER RATE (%)(a)		NET ASSETS AT END OF PERIOD (THOUSANDS)

CLASS I(b)

2026(c)	4.04	(e)	0.01	(e)	0.01	(e)	2.04	—	(f)	$2,383,943
2025	4.67		0.01		0.01		4.78	—	(f)	$3,451,773
2024	5.55		0.01		0.01		5.70	—	(f)	$2,094,047
2023	4.88		0.01		0.01		4.99	—	(f)	$1,730,387
2022	0.96		0.01		0.01		0.96	—	(f)	$1,528,903
2021	0.12		0.01		0.01		0.12	—	(f)	$2,060,113

Semi-Annual Financial Statements | 345

Other Information

March 31, 2026 (Unaudited)

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

No changes and/or disagreements occurred in the current reporting period.

PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the period covered by this report, there were no matters submitted to the Funds’ shareholders through the solicitation of proxies or otherwise.

REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Remuneration is reflected in the Trustee and officer fees in the Statement of Operations.

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Semi-Annual Financial Statements | 347

To receive shareholder reports, prospectuses, and proxy statements electronically, go to www.thornburg.com/edelivery.	TH6387

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Filed as part of item 7 of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Filed as part of item 7 of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Filed as part of item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

The authority to consider candidates recommended by the shareholders in accordance with the Trust’s Procedures for Shareholder Communications is committed to the Governance and Nominating Committee.

Item 16. Controls and Procedures

(a)	The principal executive officer and the principal financial officer have concluded that the Trust’s disclosure controls and procedures provide reasonable assurance that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)	There was no change in the Trust’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a) (1)	Not applicable

(a) (2)	Not applicable

(a) (3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 70.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 70.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Thornburg Investment Trust, in respect of the following Thornburg Funds: Global Opportunities Fund, International Equity Fund, Better World International Fund, International Growth Fund, Developing World Fund, American Opportunities Fund, Focus Growth Fund, Investment Income Builder Fund, Summit Fund, Ultra Short Income Fund, Limited Term U.S. Government Fund, Limited Term Income Fund, Core Plus Bond Fund, Strategic Income Fund, Short Duration Municipal Fund, Limited Term Municipal Fund, Intermediate Municipal Fund, Strategic Municipal Income Fund, California Limited Term Municipal Fund, New Mexico Intermediate Municipal Fund, New York Intermediate Municipal Fund, Emerging Markets Managed Account Fund, High Income Bond Managed Account Fund, Investment Grade Bond Managed Account Fund, Municipal Managed Account Fund, and Capital Management Fund.

By:	/s/ Nimish Bhatt
Nimish Bhatt
President and principal executive officer

Date:	May 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nimish Bhatt
Nimish Bhatt
President and principal executive officer

Date:	May 29, 2026

By:	/s/ Curtis Holloway
Curtis Holloway
Treasurer and principal financial officer

Date:	May 29, 2026